UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          September 30, 2004

Date of reporting period:         September 30, 2004


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                                        [LOGO]
                                                                        WELLS
                                                                        FARGO

                                                                        FUNDS

Wells Fargo Stock Funds
Annual Report

               Wells Fargo Diversified Equity Fund
               Wells Fargo Diversified Small Cap Fund
               Wells Fargo Equity Income Fund
               Wells Fargo Equity Index Fund
               Wells Fargo Growth Fund
               Wells Fargo Growth Equity Fund
               Wells Fargo Index Fund
               Wells Fargo International Equity Fund
               Wells Fargo Large Cap Appreciation Fund(SM)
               Wells Fargo Large Cap Value Fund
               Wells Fargo Large Company Growth Fund
               Wells Fargo Montgomery Emerging Markets Focus Fund(SM)
               Wells Fargo Montgomery Institutional Emerging Markets Fund(SM) Wells Fargo Montgomery Mid Cap Growth Fund(SM)
               Wells Fargo Montgomery Small Cap Fund(SM)
               Wells Fargo Sife Specialized Financial Services Fund
               Wells Fargo Small Cap Growth Fund
               Wells Fargo Small Cap Opportunities Fund
               Wells Fargo Small Company Growth Fund
               Wells Fargo Small Company Value Fund
               Wells Fargo Specialized Health Sciences Fund(SM)
               Wells Fargo Specialized Technology Fund(SM)

                                                              September 30, 2004

                                                         WELLS FARGO STOCK FUNDS
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TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...................................................     1
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PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   DIVERSIFIED EQUITY FUND ...............................................     2
   DIVERSIFIED SMALL CAP FUND ............................................     4
   EQUITY INCOME FUND ....................................................     6
   EQUITY INDEX FUND .....................................................     8
   GROWTH FUND ...........................................................    10
   GROWTH EQUITY FUND ....................................................    12
   INDEX FUND ............................................................    14
   INTERNATIONAL EQUITY FUND .............................................    16
   LARGE CAP APPRECIATION FUND ...........................................    18
   LARGE CAP VALUE FUND ..................................................    20
   LARGE COMPANY GROWTH FUND .............................................    22
   MONTGOMERY EMERGING MARKETS FOCUS FUND ................................    24
   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND ........................    26
   MONTGOMERY MID CAP GROWTH FUND ........................................    28
   MONTGOMERY SMALL CAP FUND .............................................    30
   SIFE SPECIALIZED FINANCIAL SERVICES FUND ..............................    32
   SMALL CAP GROWTH FUND .................................................    34
   SMALL CAP OPPORTUNITIES FUND ..........................................    36
   SMALL COMPANY GROWTH FUND .............................................    38
   SMALL COMPANY VALUE FUND ..............................................    40
   SPECIALIZED HEALTH SCIENCES FUND ......................................    42
   SPECIALIZED TECHNOLOGY FUND ...........................................    44

FUND EXPENSES ............................................................    46
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DIVERSIFIED EQUITY FUND ...............................................    54
   DIVERSIFIED SMALL CAP FUND ............................................    55
   EQUITY INCOME FUND ....................................................    56
   EQUITY INDEX FUND .....................................................    57
   GROWTH FUND ...........................................................    72
   GROWTH EQUITY FUND ....................................................    75
   INDEX FUND ............................................................    76
   INTERNATIONAL EQUITY FUND .............................................    77
   LARGE CAP APPRECIATION FUND ...........................................    86
   LARGE CAP VALUE FUND ..................................................    87
   LARGE COMPANY GROWTH FUND .............................................    88
   MONTGOMERY EMERGING MARKETS FOCUS FUND ................................    89
   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND ........................    91
   MONTGOMERY MID CAP GROWTH FUND ........................................    96
   MONTGOMERY SMALL CAP FUND .............................................    99
   SIFE SPECIALIZED FINANCIAL SERVICES FUND ..............................   103
   SMALL CAP GROWTH FUND .................................................   105
   SMALL CAP OPPORTUNITIES FUND ..........................................   109
   SMALL COMPANY GROWTH FUND .............................................   115
   SMALL COMPANY VALUE FUND ..............................................   116
   SPECIALIZED HEALTH SCIENCES FUND ......................................   117
   SPECIALIZED TECHNOLOGY FUND ...........................................   119

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES ...................................   122
   STATEMENT OF OPERATIONS ...............................................   126
   STATEMENTS OF CHANGES IN NET ASSETS ...................................   130
   FINANCIAL HIGHLIGHTS ..................................................   142

NOTES TO FINANCIAL HIGHLIGHTS ............................................   156
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NOTES TO FINANCIAL STATEMENTS ............................................   157
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   177
--------------------------------------------------------------------------------

                                MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DISCIPLINED GROWTH PORTFOLIO ..........................................   179
   EQUITY INCOME PORTFOLIO ...............................................   182
   INDEX PORTFOLIO .......................................................   185
   INTERNATIONAL EQUITY PORTFOLIO ........................................   200
   LARGE CAP APPRECIATION PORTFOLIO ......................................   204
   LARGE CAP VALUE PORTFOLIO .............................................   208
   LARGE COMPANY GROWTH PORTFOLIO ........................................   212
   OVERSEAS PORTFOLIO ....................................................   214
   SMALL CAP INDEX PORTFOLIO .............................................   219
   SMALL COMPANY GROWTH PORTFOLIO ........................................   236
   SMALL COMPANY VALUE PORTFOLIO .........................................   242

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENT OF ASSETS AND LIABILITIES ...................................   248
   STATEMENT OF OPERATIONS ...............................................   250
   STATEMENTS OF CHANGES IN NET ASSETS ...................................   252
   FINANCIAL HIGHLIGHTS ..................................................   258

NOTES TO FINANCIAL HIGHLIGHTS ............................................   260
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NOTES TO FINANCIAL STATEMENTS ............................................   261
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   267
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OTHER INFORMATION (UNAUDITED) ............................................   268
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LIST OF ABBREVIATIONS ....................................................   270
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                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                   WELLS FARGO STOCK FUNDS
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DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Stock Funds annual report for the 12-month period ended September 30, 2004. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about each Fund's portfolio.

THE ECONOMY: MODERATE RECOVERY
--------------------------------------------------------------------------------

      Throughout the reporting period, the economy continued to recover at a slow and steady pace. The fiscal year started strong with consumer spending on the rise and positive performance by housing and manufacturing sectors. Increased tax refunds and gains in household wealth from the 2003 stock market rally helped bolster consumer spending. Lower mortgage rates made housing more affordable and increased household cash flow. By the second quarter of 2004, growth slipped a bit from 4% to 3.3% with housing activity, consumer and business spending all easing. But by the third quarter of 2004, the economy regained its momentum and inched back up to 4% growth due to some companies beating their earnings forecast, though modestly. Investors were still focused on major events that continued to unfold--from rising oil prices to terrorist threats to the war in Iraq.

      Investors were also focused on the Federal Reserve Board (the Fed) and its plans to raise interest rates. At the start of the reporting period, the Fed kept short-term interest rates at 1% even as the economy continued to experience a moderate, jobless recovery and little threat of inflation. By the second quarter 2004, the Fed moved forward with its plan to raise rates and by third quarter rates had jumped to 1.75%. Investors anticipated these increases and, therefore, the effect was built into the market, so impact was minimal.

STOCKS: UP AND DOWN
--------------------------------------------------------------------------------

      Stocks turned in a positive performance at the start of the reporting period, with the S&P 500 Index finishing with a 14.07% gain in the first quarter of 2004 and continuing its gains into May and June 2004. During that time, industrials replaced consumer staples as top performers and energy also did well, thanks to rising fuel costs. A steep decline in July 2004 set the markets back and made it difficult for the S&P 500 Index to regain its momentum despite back-to-back gains during August and September 2004. The good news is that the "fundamentals" supporting the market remain largely intact. Energy and high-dividend stocks were the best performing style group during the third quarter of 2004.

BONDS: DOWN AND UP
--------------------------------------------------------------------------------

      Bond returns continued to lag behind stock returns, finishing with a 2.98% gain for the Lehman Brothers Aggregate Bond Index (the Index) at the start of the reporting period. In the second quarter of 2004, however, the Index experienced its worst quarterly loss in ten years, pointing to its vulnerability to bond losses in a low interest-rate environment. Mortgage-backed securities performed best in the down market while investment-grade corporate issues performed worst. But the tide turned in the third quarter 2004, with the Index posting its best quarterly return in two years during the July to September period. This time, corporate issues performed the best while agency issues were the weakest performer, mostly due to regulatory issues at Fannie Mae.

LOOKING AHEAD: CONTINUING GROWTH?
--------------------------------------------------------------------------------

      Presidential election years have historically witnessed positive gains in the stock market. However, uncertainty exists over geopolitical concerns, rising oil prices and rising interest rates. However, we believe that good investing is not about making predictions, timing the market or staying away out of fear. During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds and keeping a long-term perspective.

      Thank you for choosing WELLS FARGO FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

      Sincerely,


      /s/ Karla M. Rabusch

      Karla M. Rabusch
      President
      WELLS FARGO FUNDS

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER                               SUB-ADVISERS FOR MASTER PORTFOLIO
     Wells Fargo Funds Management,          Cadence Capital Management
     LLC                                    LSV Asset Management
                                            Peregrine Capital Management, Inc.
                                            Smith Asset Management, L.P.
                                            Systematic Financial Management,
                                            L.P.
                                            Wells Capital Management
                                            Incorporated

FUND MANAGERS                         INCEPTION DATE
   Collectively Managed                     12/31/88

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 12.82%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 13.86% during the same period. The Fund's Class A shares distributed $0.26 per share in dividend income and distributed no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Investors seemed to be focused on economic and geopolitical issues during the period, such as the record price of oil, war in Iraq, threat of terrorist attacks, potential economic slowdown in China and rising interest rates. This caused a rotation out of cyclical stocks, which could be impacted by the fruition of any of these issues, and into the perceived stability of high-yield stocks, such as real estate investment trusts and utilities.

      Energy, industrials, materials and consumer discretionary stocks had a positive impact on the Fund. Energy stocks, for example, benefited from record high oil prices--holdings in ChevronTexaco and ConocoPhillips were both up significantly during the period. In general, small cap and value stocks continued to outperform large cap and growth stocks. Sectors that weakened performance were health care, information technology and financials due to patency issues, closed corporate purses and interest rate volatility, respectively.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund continues to focus on risk and diversification. The Fund's weightings rose in utilities, energy and industrials, reflecting sectors with attractive valuations and rising earnings estimates. The most substantial increase was in exposure to industrials--a group that has been benefiting from the economic recovery. Several new European discretionary and industrial stocks were added to the Fund's portfolio in anticipation of potential economic recovery abroad.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the economy may continue to improve, albeit at a slower rate. We believe the Fund is positioned for moderate economic growth and gradually rising interest rates. We are focused on consumer and business capital spending. However, continued uncertainty arising from energy prices, interest rates and geopolitical issues make it difficult to project whether the positives will outweigh the negatives in terms of impact on stock prices. On the global front, we remain positive about global demand in the intermediate term and believe we are well positioned for potential global growth driven by demand from China, Japan and the European markets.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Diversified Equity Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions.References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund.Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A shares of the Fund prior to May 2,1996,reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6,1996,reflects the performance of the Institutional Class shares of the Fund,adjusted for Class B sales charges and expenses.Performance shown for the Class C shares of the Fund prior to October 1,1998,reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund,adjusted to reflect Institutional Class expenses.Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected that fund's performance results.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others, industrial, financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------


                                                       Including Sales Charge                 Excluding Sales Charge
                                                ------------------------------------   ------------------------------------
                                                6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Diversified Equity Fund - Class A    (7.49)     6.33    (1.35)    8.99      (1.84)     12.82    (0.18)    9.64
Wells Fargo Diversified Equity Fund - Class B    (7.23)     6.97    (1.35)    8.82      (2.23)     11.97    (0.93)    8.82
Wells Fargo Diversified Equity Fund - Class C    (3.23)    10.92    (0.94)    8.84      (2.23)     11.92    (0.94)    8.84
Wells Fargo Diversified Equity Fund -
Institutional Class                                                                     (1.72)     13.08     0.00     9.73
Benchmark
   S&P 500 Index                                                                        (0.18)     13.86    (1.31)   11.08

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
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Microsoft Corporation                                                      2.42%
General Electric Company                                                   1.99%
American International Group Incorporated                                  1.87%
Exxon Mobil Corporation                                                    1.82%
eBay Incorporated                                                          1.74%
Pfizer Incorporated                                                        1.61%
JP Morgan Chase & Company                                                  1.36%
Intel Incorporated                                                         1.32%
Citigroup Incorporated                                                     1.31%
Medtronic Incorporated                                                     1.22%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (12%)
Consumer Staples                                                            (6%)
Energy                                                                      (6%)
Financials                                                                 (16%)
Health Care                                                                (10%)
Industrials                                                                (10%)
Information Technology                                                     (17%)
Materials                                                                   (3%)
Telecommunications Services                                                 (2%)
Utilities                                                                   (2%)
International                                                              (15%)
Cash                                                                        (1%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.03
Price to Earnings Ratio (trailing 12 months)                              18.64x
Price to Book Ratio                                                         2.8x
Median Market Cap ($B)                                                    $23.7
Portfolio Turnover                                                           32%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO DIVERSIFIED   WELLS FARGO DIVERSIFIED
                EQUITY FUND - CLASS A     EQUITY FUND - CLASS I    S&P 500 Index
               -----------------------   -----------------------   -------------
9/30/1994               9425                      10000               10000.00
10/31/1994              9597                      10182               10224.70
11/30/1994              9238                       9801                9852.32
12/31/1994              9361                       9933                9998.43
1/31/1995               9464                      10041               10257.54
2/28/1995               9759                      10354               10656.90
3/31/1995              10075                      10689               10970.87
4/30/1995              10344                      10975               11293.71
5/31/1995              10664                      11315               11744.19
6/30/1995              10997                      11668               12016.77
7/31/1995              11480                      12180               12415.05
8/31/1995              11518                      12221               12446.14
9/30/1995              11962                      12692               12971.11
10/31/1995             11757                      12475               12924.79
11/30/1995             12154                      12896               13491.60
12/31/1995             12257                      13005               13751.48
1/31/1996              12607                      13376               14219.03
2/29/1996              12843                      13627               14351.27
3/31/1996              13014                      13808               14489.04
4/30/1996              13378                      14194               14702.03
5/31/1996              13687                      14517               15079.87
6/30/1996              13638                      14470               15137.17
7/31/1996              12975                      13767               14468.11
8/31/1996              13239                      14047               14773.39
9/30/1996              13947                      14798               15603.65
10/31/1996             14041                      14898               16034.31
11/30/1996             14923                      15834               17244.90
12/31/1996             14766                      15663               16903.45
1/31/1997              15482                      16426               17959.92
2/28/1997              15477                      16421               18100.01
3/31/1997              14848                      15754               17357.91
4/30/1997              15473                      16417               18392.44
5/31/1997              16527                      17531               19510.70
6/30/1997              17302                      18352               20384.78
7/31/1997              18497                      19625               22005.37
8/31/1997              17550                      18621               20773.07
9/30/1997              18587                      19721               21909.35
10/31/1997             17831                      18919               21177.58
11/30/1997             18302                      19414               22158.10
12/31/1997             18559                      19691               22539.22
1/31/1998              18772                      19917               22787.16
2/28/1998              20097                      21324               24430.11
3/31/1998              20978                      22253               25680.93
4/30/1998              21288                      22582               25942.88
5/31/1998              20838                      22109               25496.66
6/30/1998              21506                      22818               26531.82
7/31/1998              21133                      22422               26250.59
8/31/1998              18017                      19116               22457.38
9/30/1998              18941                      20097               23896.89
10/31/1998             20209                      21442               25839.71
11/30/1998             21409                      22715               27405.60
12/31/1998             22707                      24093               28984.16
1/31/1999              23363                      24783               30195.70
2/28/1999              22687                      24072               29256.61
3/31/1999              23492                      24926               30426.88
4/30/1999              24367                      25854               31604.40
5/31/1999              23979                      25443               30858.53
6/30/1999              25291                      26835               32571.18
7/31/1999              24770                      26281               31554.31
8/31/1999              24496                      25991               31398.12
9/30/1999              23860                      25311               30537.49
10/31/1999             25018                      26539               32470.52
11/30/1999             25739                      27309               33129.67
12/31/1999             27350                      29019               35081.01
1/31/2000              26184                      27777               33319.94
2/29/2000              26179                      27771               32690.19
3/31/2000              28378                      30105               35887.29
4/30/2000              27696                      29381               34807.09
5/31/2000              27077                      28729               34093.54
6/30/2000              27827                      29520               34935.65
7/31/2000              27407                      29074               34390.65
8/31/2000              28903                      30667               36526.31
9/30/2000              27675                      29358               34597.72
10/31/2000             27727                      29414               34452.41
11/30/2000             26027                      27615               31737.56
12/31/2000             26834                      28466               31893.08
1/31/2001              27268                      28926               33025.28
2/28/2001              25081                      26612               30016.68
3/31/2001              23334                      24759               28116.62
4/30/2001              25203                      26747               30298.47
5/31/2001              25255                      26815               30501.47
6/30/2001              24613                      26134               29760.29
7/31/2001              24242                      25747               29468.64
8/31/2001              23062                      24501               27626.85
9/30/2001              21015                      22328               25397.36
10/31/2001             21553                      22905               25882.45
11/30/2001             23085                      24538               27867.63
12/31/2001             23432                      24918               28112.87
1/31/2002              23074                      24538               27702.42
2/28/2002              22622                      24063               27167.76
3/31/2002              23596                      25105               28189.27
4/30/2002              22716                      24169               26481.00
5/31/2002              22423                      23864               26287.69
6/30/2002              21109                      22466               24416.01
7/31/2002              19055                      20289               22514.00
8/31/2002              19138                      20382               22660.34
9/30/2002              17014                      18118               20199.43
10/31/2002             18299                      19497               21974.96
11/30/2002             19331                      20601               23267.09
12/31/2002             18249                      19446               21901.31
1/31/2003              17648                      18811               21329.68
2/28/2003              17277                      18422               21009.74
3/31/2003              17360                      18510               21211.43
4/30/2003              18784                      20036               22959.25
5/31/2003              19873                      21204               24166.91
6/30/2003              20197                      21550               24476.25
7/31/2003              20762                      22159               24907.03
8/31/2003              21168                      22599               25392.72
9/30/2003              20962                      22385               25123.55
10/31/2003             22246                      23761               26543.03
11/30/2003             22487                      24024               26776.61
12/31/2003             23554                      25168               28179.71
1/31/2004              23933                      25580               28698.21
2/29/2004              24271                      25941               29097.12
3/31/2004              24093                      25758               28657.75
4/30/2004              23530                      25162               28207.83
5/31/2004              23767                      25415               28594.27
6/30/2004              24176                      25859               29149.00
7/31/2004              23228                      24852               28184.17
8/31/2004              23234                      24864               28296.91
9/30/2004              23649                      25314               28602.51

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(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small-capitalization equity investment styles.

ADVISER                               SUB-ADVISERS FOR MASTER PORTFOLIO
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated
                                            Peregrine Capital Management, Inc.
FUND MANAGERS
   Collectively Managed               INCEPTION DATE
                                           12/31/97

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 19.23%(1) for the 12-month period ended September 30, 2004, outperforming its benchmark, the Russell 2000(R) Index(2), which returned 18.77% for the same period. The Fund distributed no dividend income and $0.08 in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates, energy prices, corporate earnings and investor concerns all impacted market performance over the 12-month reporting period and the Fund's results. Energy and materials stocks did well during the period. Instability in the Middle East and increased global demand from China and India were key reasons for the energy sector's strong performance. Continued upward U.S housing starts and fast-paced industrial production in China drove prices higher for key materials. Profit-taking occurred in the technology, financial and utilities sectors.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund invests in what we believe to be the best small company stocks currently available. Opportunities are sought for small companies that are rapidly growing or undergoing a period of significant change. The Fund's sector allocations, a byproduct of the Fund's stock selection, changed slightly over the quarter as we sold positions in the consumer and manufacturing area and added to positions in the technology and business service sectors.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the economy is on the recovery, so positions in consumer and business capital spending have been increased in the portfolio. As always, we will continue to seek the best companies regardless of the economic backdrop. We believe the Fund is positioned to potentially take advantage of a rising interest rate environment as well as sectors like technology and consumer goods, which may benefit from an improved economy.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Diversified Small Cap Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for the Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index,which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                          Excluding Sales Charge
                                                                  -----------------------------------------
                                                                  6-Month*   1-Year   5-Year   Life of Fund
                                                                  --------   ------   -------  ------------
Wells Fargo Diversified Small Cap Fund - Institutional Class       (0.52)    19.23     10.22       5.85
Benchmark
   Russell 2000(R) Index                                           (2.40)    18.77      7.41       5.40

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLFARGOFUNDS.COM

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

CKE Restaurants Incorporated                                               0.68%
Cooper Companies Incorporated                                              0.58%
Gaylord Entertainment Company                                              0.56%
Tibco Software Incorporated                                                0.56%
Newalliance Bancshares Incorporated                                        0.56%
URS Corporation                                                            0.55%
Tech Data Corporation                                                      0.51%
Wabash National Corporation                                                0.50%
Performance Food Group Company                                             0.50%
Pharmaceutical Product Development Incorporated                            0.49%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (15%)
Consumer Staples                                                            (2%)
Energy                                                                      (6%)
Financial Services                                                         (17%)
Health Care                                                                (13%)
Industrials                                                                (16%)
Information Technology                                                     (19%)
Basic Materials                                                             (7%)
Utilities                                                                   (2%)
Cash                                                                        (3%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.91
Price to Earnings Ratio (trailing 12 months)                              17.96x
Price to Book Ratio                                                        1.75x
Median Market Cap ($B)                                                    $0.79
Portfolio Turnover                                                           75%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Wells Fargo Diversified
                      Small Cap Fund - Class I   Russell 2000 Index
                      ------------------------   ------------------

                                  10000                 10000.00
                                   9880                  9842.00
                                  10690                 10569.32
                                  11170                 11004.78
                                  11220                 11065.31
                                  10520                 10468.89
                                  10450                 10490.87
                                   9660                  9641.11
                                   7600                  7768.81
9/30/1998                          7970                  8377.10
                                   8320                  8718.89
                                   8750                  9175.76
                                   9140                  9743.74
                                   9040                  9873.33
                                   8260                  9073.59
                                   8150                  9215.14
                                   8720                 10040.82
                                   8990                 10187.41
                                   9500                 10647.88
                                   9450                 10356.13
                                   9070                  9972.95
9/30/1999                          9020                  9974.95
                                   9020                 10015.85
                                   9370                 10613.79
                                  10040                 11815.27
                                   9570                 11625.05
                                  10400                 13544.34
                                  10760                 12651.77
                                  10690                 11890.13
                                  10350                 11196.94
                                  10810                 12173.31
                                  10520                 11781.33
                                  11440                 12680.25
9/30/2000                         11180                 12307.45
                                  11090                 11758.54
                                  10180                 10550.93
                                  11219                 11457.26
                                  11475                 12054.18
                                  11016                 11263.43
                                  10516                 10712.65
                                  11261                 11550.38
                                  11507                 11834.51
                                  11805                 12242.81
                                  11549                 11580.47
                                  11208                 11206.42
9/30/2001                          9781                  9698.04
                                  10143                 10265.37
                                  10890                 11059.91
                                  11452                 11742.31
                                  11560                 11620.19
                                  11506                 11301.79
                                  12411                 12210.46
                                  12691                 12321.57
                                  12239                 11774.50
                                  11776                 11190.48
                                  10020                  9500.72
                                  10095                  9476.97
9/30/2002                          9373                  8796.52
                                   9621                  9078.89
                                  10149                  9888.73
                                   9786                  9337.92
                                   9449                  9079.26
                                   9144                  8805.07
                                   9275                  8918.65
                                  10036                  9764.14
                                  10993                 10811.84
                                  11275                 11007.53
                                  12015                 11696.60
                                  12569                 12232.31
9/30/2003                         12308                 12006.01
                                  13254                 13014.51
                                  13657                 13476.53
                                  14084                 13750.10
                                  14467                 14346.86
                                  14599                 14475.98
                                  14752                 14610.60
                                  14205                 13865.46
                                  14380                 14085.92
                                  15004                 14678.94
                                  14139                 13691.05
                                  13997                 13621.22
9/30/2004                         14675                 14260.06

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Institutional Class shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated

FUND MANAGERS                         INCEPTION DATE
     David L. Roberts, CFA                  03/31/89
     Gary J. Dunn, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 16.43%(1) for the 12-month period ended September 30, 2004, excluding sales charges, outperforming the S&P 500 Index(2), which returned 13.86%, and underperforming the Russell 1000(R) Value Index(3), which returned 20.52% for the same period. The Fund's Class A shares distributed $0.47 per share in dividend income and $1.40 per share in capital gains during the period.

      The equity markets endured the news of rising oil prices and continued fighting in Iraq. Commodity prices in general, but crude oil in particular, were up significantly, with oil reaching an all-time high during the past year. High energy prices have had a dampening effect on investor sentiment and consumer spending.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Sectors that had a positive impact on the Fund's performance included energy, industrials, materials and consumer discretionary. Energy stocks benefited from record high oil prices, especially our holdings in ChevronTexaco and ConocoPhillips.

      Sectors that hurt performance of the Fund during the period included health care, information technology and financials. Merck's withdrawal of Vioxx was the big news in the health care sector. The Fund's 1.2% position in Merck had been reduced by more than 40% early in 2004 and it help to minimized the impact. Hewlett-Packard declined after results for fiscal third-quarter missed analyst expectations and the company reduced its near-term outlook. St. Paul Travelers was hampered by the impact of the season's four hurricanes and lower-than-expected written premium growth in the third-quarter of 2004.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We continue to focus on risk reduction and diversification, initiating new positions in Baxter International, Intel, Morgan Stanley, Allstate, FPL Group, ConocoPhillips, Kimberly Clark, Nokia, Wachovia and Microsoft. Positions in Sears and Schlumberger were eliminated from the portfolio based on valuation and fundamentals.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the economy will continue to improve. The portfolio is well positioned for moderate economic growth and gradually increasing interest rates. Our anticipation of this scenario is evidenced by our underweight in interest-rate sensitive sectors, such as finance, utilities and telecom, which had an adverse impact on relative performance during the third quarter of 2004. Our overweight in technology and health care also had a negative impact on annual performance, but we believe it may be positive as the economy improves.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Equity Income Fund.

(1) Fund Management has committed through at least January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's Net Annual Operating Expenses shown. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower. The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Equity Income Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999,the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R) shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses.Performance of the Institutional Class shares of the Fund prior to November 11,1994,reflects the performance of a collective investment fund,adjusted to reflect Institutional Class expenses.Wells Fargo Bank,N.A., formerly Norwest Bank Minnesota,N.A.,managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund.The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund,including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                       Including Sales Charge                 Excluding Sales Charge
                                                ------------------------------------   ------------------------------------
                                                6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Equity Income Fund - Class A         (6.12)      9.73   (0.54)     9.85     (0.39)     16.43     0.64    10.50
Wells Fargo Equity Income Fund - Class B         (5.76)     10.56   (0.52)     9.67     (0.76)     15.56    (0.12)    9.67
Wells Fargo Equity Income Fund - Class C         (1.77)     14.54   (0.10)     9.67     (0.77)     15.54    (0.10)    9.67
Wells Fargo Equity Income Fund -
Institutional Class                                                                     (0.24)     16.74     0.89    10.63
Benchmarks
   S&P 500 Index                                                                        (0.18)     13.86    (1.31)   11.08
   Russell 1000(R) Value Index                                                           2.44      20.52     4.31    12.53

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Exxon Mobil Corporation                                                    4.35%
General Electric Company                                                   3.89%
JP Morgan Chase & Company                                                  3.67%
Fortune Brands Incorporated                                                3.64%
US Bancorp                                                                 3.54%
Emerson Electric Company                                                   3.39%
Pepsico Incorporated                                                       3.36%
Hewlett-Packard Company                                                    3.09%
Target Corporation                                                         2.90%
ChevronTexaco Corporation                                                  2.88%

SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (12%)
Consumer Staples                                                           (11%)
Energy                                                                     (11%)
Financial Services                                                         (24%)
Health Care                                                                 (7%)
Industrials                                                                (12%)
Information Technology                                                     (10%)
Basic Materials                                                             (6%)
Telecommunications Services                                                 (3%)
Utilities                                                                   (4%)

FUND CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.85
Price to Earnings Ratio (trailing 12 months)                               15.7x
Price to Book Ratio                                                         2.8x
Median Market Cap ($B)                                                   $55.60
Portfolio Turnover                                                           11%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               Wells Fargo Equity      Wells Fargo Equity    S&P 500   Russell 1000
             Income Fund - Class A   Income Fund - Class I    Index     Value Index
             ---------------------   ---------------------   -------   ------------
9/30/1994             9425                   10000          10000.00      10000.00
10/31/1994            9610                   10196          10224.70      10139.00
11/30/1994            9331                    9900           9852.32       9730.40
12/31/1994            9447                   10023           9998.43       9843.27
1/31/1995             9724                   10317          10257.54      10146.44
2/28/1995            10142                   10761          10656.90      10548.24
3/31/1995            10415                   11050          10970.87      10780.30
4/30/1995            10732                   11387          11293.71      11120.96
5/31/1995            11141                   11820          11744.19      11588.04
6/30/1995            11216                   11901          12016.77      11744.48
7/31/1995            11504                   12205          12415.05      12153.19
8/31/1995            11559                   12264          12446.14      12324.55
9/30/1995            12164                   12906          12971.11      12770.70
10/31/1995           12108                   12847          12924.79      12644.27
11/30/1995           12769                   13548          13491.60      13284.07
12/31/1995           13077                   13875          13751.48      13617.50
1/31/1996            13539                   14365          14219.03      14042.36
2/29/1996            13616                   14446          14351.27      14149.09
3/31/1996            13775                   14615          14489.04      14389.62
4/30/1996            13973                   14826          14702.03      14444.30
5/31/1996            14305                   15178          15079.87      14624.85
6/30/1996            14461                   15338          15137.17      14636.55
7/31/1996            13883                   14730          14468.11      14083.29
8/31/1996            14070                   14929          14773.39      14486.07
9/30/1996            14691                   15587          15603.65      15062.62
10/31/1996           14968                   15881          16034.31      15645.54
11/30/1996           16021                   17004          17244.90      16779.85
12/31/1996           15725                   16684          16903.45      16565.06
1/31/1997            16502                   17503          17959.92      17368.47
2/28/1997            16738                   17759          18100.01      17623.79
3/31/1997            16211                   17200          17357.91      16989.33
4/30/1997            16734                   17755          18392.44      17702.88
5/31/1997            17510                   18579          19510.70      18692.47
6/30/1997            18259                   19368          20384.78      19494.38
7/31/1997            19468                   20650          22005.37      20960.36
8/31/1997            18525                   19650          20773.07      20214.17
9/30/1997            19463                   20650          21909.35      21435.10
10/31/1997           18859                   20010          21177.58      20837.06
11/30/1997           19759                   20965          22158.10      21758.06
12/31/1997           20138                   21361          22539.22      22393.40
1/31/1998            20165                   21396          22787.16      22075.41
2/28/1998            21517                   22830          24430.11      23561.09
3/31/1998            22650                   24032          25680.93      25003.03
4/30/1998            22858                   24247          25942.88      25170.55
5/31/1998            22524                   23893          25496.66      24798.02
6/30/1998            22882                   24273          26531.82      25115.44
7/31/1998            22230                   23586          26250.59      24673.40
8/31/1998            19438                   20618          22457.38      21002.00
9/30/1998            20509                   21761          23896.89      22207.52
10/31/1998           21968                   23303          25839.71      23928.60
11/30/1998           23000                   24398          27405.60      25043.67
12/31/1998           23726                   25174          28984.16      25895.16
1/31/1999            23659                   25103          30195.70      26102.32
2/28/1999            23715                   25156          29256.61      25734.28
3/31/1999            24641                   26139          30426.88      26266.97
4/30/1999            25912                   27493          31604.40      28720.31
5/31/1999            25845                   27416          30858.53      28404.39
6/30/1999            26904                   28546          32571.18      29228.11
7/31/1999            26189                   27787          31554.31      28371.73
8/31/1999            25753                   27319          31398.12      27319.14
9/30/1999            24770                   26276          30537.49      26365.70
10/31/1999           25454                   27001          32470.52      27884.37
11/30/1999           25645                   27210          33129.67      27666.87
12/31/1999           25687                   27259          35081.01      27799.67
1/31/2000            24392                   25891          33319.94      26893.40
2/29/2000            22527                   23917          32690.19      24895.22
3/31/2000            24779                   26317          35887.29      27932.44
4/30/2000            24658                   26194          34807.09      27608.42
5/31/2000            25062                   26623          34093.54      27898.31
6/30/2000            24475                   26004          34935.65      26623.36
7/31/2000            23983                   25488          34390.65      26956.15
8/31/2000            25329                   26924          36526.31      28454.91
9/30/2000            25059                   26642          34597.72      28716.70
10/31/2000           25727                   27358          34452.41      29423.13
11/30/2000           24823                   26403          31737.56      28331.53
12/31/2000           26109                   27777          31893.08      29750.94
1/31/2001            26091                   27764          33025.28      29863.99
2/28/2001            25324                   26955          30016.68      29033.77
3/31/2001            23905                   25448          28116.62      28008.88
4/30/2001            25496                   27149          30298.47      29381.31
5/31/2001            25953                   27635          30501.47      30042.39
6/30/2001            25194                   26837          29760.29      29375.45
7/31/2001            24919                   26551          29468.64      29313.76
8/31/2001            24387                   25991          27626.85      28138.28
9/30/2001            22812                   24310          25397.36      26157.35
10/31/2001           23094                   24624          25882.45      25932.39
11/30/2001           24344                   25953          27867.63      27439.07
12/31/2001           24628                   26264          28112.87      28086.63
1/31/2002            24269                   25888          27702.42      27870.36
2/28/2002            24407                   26042          27167.76      27914.95
3/31/2002            25210                   26907          28189.27      29235.33
4/30/2002            24421                   26064          26481.00      28232.56
5/31/2002            24402                   26051          26287.69      28373.72
6/30/2002            23103                   24674          24416.01      26745.07
7/31/2002            20976                   22402          22514.00      24257.78
8/31/2002            21071                   22510          22660.34      24442.14
9/30/2002            18287                   19536          20199.43      21724.17
10/31/2002           19636                   20979          21974.96      23333.93
11/30/2002           20794                   22230          23267.09      24803.97
12/31/2002           19729                   21095          21901.31      23727.48
1/31/2003            19118                   20441          21329.68      23153.27
2/28/2003            18528                   19817          21009.74      22535.08
3/31/2003            18564                   19859          21211.43      22573.39
4/30/2003            20054                   21456          22959.25      24559.85
5/31/2003            21232                   22717          24166.91      26146.42
6/30/2003            21658                   23184          24476.25      26473.25
7/31/2003            22042                   23604          24907.03      26870.35
8/31/2003            22140                   23708          25392.72      27289.52
9/30/2003            21967                   23526          25123.55      27022.09
10/31/2003           23216                   24872          26543.03      28675.78
11/30/2003           23461                   25143          26776.61      29064.80
12/31/2003           24860                   26638          28179.71      30856.32
1/31/2004            25293                   27111          28698.21      31398.93
2/29/2004            25969                   27843          29097.12      32071.87
3/31/2004            25676                   27529          28657.75      31791.15
4/30/2004            25256                   27086          28207.83      31015.44
5/31/2004            25285                   27126          28594.27      31331.80
6/30/2004            25690                   27561          29149.00      32071.23
7/31/2004            25165                   27005          28184.17      31619.03
8/31/2004            25365                   27235          28296.91      32068.02
9/30/2004            25575                   27464          28602.51      32565.07

--------------------------------------------------------------------------------

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Russell 1000 Value(R) Index.The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO EQUITY INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Equity Index Fund (the Fund) seeks to approximate the total rate of return of substantially all common stocks comprising the S&P 500 Index(1) before fees and expenses.

ADVISER                                  SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            INCEPTION DATE
   Laurie R. White                         01/25/84
   Gregory T. Genung, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 13.13%(2) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the S&P 500 Index(1) (the Index), which returned 13.86% during the period. The Fund's Class A shares distributed $0.50 per share in dividend income and $1.31 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's goal is to approximate the total rate of return of the Index, less expenses. The Fund was favorably affected by the low interest rate environment, low inflation and positive economic growth. Overall equity performance, however, was hindered by the lagging economic recovery. Despite a setback in July 2004, the Index had significant gains for the 12-month period.

      The best-performing sectors within the Index tended to be those that would typically benefit from accelerating economic growth, such as materials and consumer discretionary. During the final months of the period in August and September 2004, stocks rallied, which was impressive in the face of high and rising crude oil costs, the sizable number of negative company announcements and uncertainties over the economic outlook. Disappointing company reports weighed heavily on the technology sector, whose September 2004 rebound wasn't enough to overcome the double-digit decline in the third quarter of 2004. By contrast, energy stocks were the strongest performers, posting large gains on the strength of rising crude oil prices.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that stocks may extend their moderate gains from the second half of 2004 if the growth slowdown is as limited as expected, overcoming uncertainties ranging from the November elections, terrorism, oil prices and concerns over economic growth and corporate profits. The economy and ongoing cost restraint may be strong enough to potentially support S&P 500 Index earnings growth well above its long-term seven percent average through the end of 2004. Moreover, we believe the prospective rise in interest rates--another weakness in the stock market's outlook--looks less worrisome at fiscal year-end, now that growth is moderating. S&P 500 Index valuations are less vulnerable, too, now that the price-earnings (P/E) multiple, at about 16.3 times forward earnings by the end of the period, was down to its lowest reading in over a year. High technology and cyclically sensitive stocks (or those most sensitive to interest rates), with a relatively strong earnings outlook and more sizable declines in P/E multiples than other market sectors, could benefit most from a limited growth slowdown and a less worrisome interest-rate outlook.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Equity Index Fund.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(2) The Fund's Adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2004))
--------------------------------------------------------------------------------

                                                       Including Sales Charge                 Excluding Sales Charge
                                                ------------------------------------   ------------------------------------
                                                6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Equity Index Fund - Class A          (6.21)     6.62    (3.10)     9.54     (0.49)    13.13    (1.95)    10.19
Wells Fargo Equity Index Fund - Class B          (5.88)     7.26    (3.13)     9.45     (0.88)    12.26    (2.68)     9.45
Benchmark
   S&P 500 Index                                                                        (0.18)    13.86    (1.31)    11.08

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

General Electric Company                                                   3.33%
Exxon Mobil Corporation                                                    2.96%
Microsoft Corporation                                                      2.83%
Pfizer Incorporated                                                        2.17%
Citigroup Incorporated                                                     2.15%
Wal-Mart Stores Incorporated                                               2.12%
American International Group Incorporated                                  1.67%
Bank of America Corporation                                                1.66%
Johnson & Johnson                                                          1.57%
International Business Machines Corporation                                1.35%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (11%)
Consumer Staples                                                           (10%)
Energy                                                                      (7%)
Financial Services                                                         (20%)
Health Care                                                                (13%)
Industrials                                                                (12%)
Information Technology                                                     (16%)
Basic Materials                                                             (3%)
Telecommunications Services                                                 (4%)
Utilities                                                                   (3%)
Cash                                                                        (1%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.00
Price to Earnings Ratio (trailing 12 months)                              17.54x
Price to Book Ratio                                                        2.35x
Median Market Cap. ($B)                                                   $9.29
5-Year Earnings Growth (historic)                                          8.76%
Portfolio Turnover                                                            2%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Wells Fargo Equity
                      Index Fund - Class A   S&P 500 Index
                      --------------------   -------------
9/30/1994                     9,424            10000.00
10/31/1994                    9,626            10224.70
11/30/1994                    9,272             9852.32
12/31/1994                    9,401             9998.43
1/31/1995                     9,635            10257.54
2/28/1995                    10,003            10656.90
3/31/1995                    10,288            10970.87
4/30/1995                    10,579            11293.71
5/31/1995                    10,991            11744.19
6/30/1995                    11,234            12016.77
7/31/1995                    11,596            12415.05
8/31/1995                    11,617            12446.14
9/30/1995                    12,093            12971.11
10/31/1995                   12,044            12924.79
11/30/1995                   12,556            13491.60
12/31/1995                   12,785            13751.48
1/31/1996                    13,208            14219.03
2/29/1996                    13,322            14351.27
3/31/1996                    13,440            14489.04
4/30/1996                    13,625            14702.03
5/31/1996                    13,960            15079.87
6/30/1996                    14,003            15137.17
7/31/1996                    13,376            14468.11
8/31/1996                    13,643            14773.39
9/30/1996                    14,397            15603.65
10/31/1996                   14,780            16034.31
11/30/1996                   15,876            17244.90
12/31/1996                   15,555            16903.45
1/31/1997                    16,503            17959.92
2/28/1997                    16,618            18100.01
3/31/1997                    15,927            17357.91
4/30/1997                    16,861            18392.44
5/31/1997                    17,869            19510.70
6/30/1997                    18,663            20384.78
7/31/1997                    20,111            22005.37
8/31/1997                    18,975            20773.07
9/30/1997                    19,994            21909.35
10/31/1997                   19,314            21177.58
11/30/1997                   20,184            22158.10
12/31/1997                   20,515            22539.22
1/31/1998                    20,730            22787.16
2/28/1998                    22,210            24430.11
3/31/1998                    23,330            25680.93
4/30/1998                    23,552            25942.88
5/31/1998                    23,131            25496.66
6/30/1998                    24,069            26531.82
7/31/1998                    23,800            26250.59
8/31/1998                    20,354            22457.38
9/30/1998                    21,646            23896.89
10/31/1998                   23,373            25839.71
11/30/1998                   24,776            27405.60
12/31/1998                   26,191            28984.16
1/31/1999                    27,265            30195.70
2/28/1999                    26,405            29256.61
3/31/1999                    27,442            30426.88
4/30/1999                    28,489            31604.40
5/31/1999                    27,799            30858.53
6/30/1999                    29,317            32571.18
7/31/1999                    28,391            31554.31
8/31/1999                    28,237            31398.12
9/30/1999                    27,450            30537.49
10/31/1999                   29,175            32470.52
11/30/1999                   29,737            33129.67
12/31/1999                   31,461            35081.01
1/31/2000                    29,862            33319.94
2/29/2000                    29,281            32690.19
3/31/2000                    32,107            35887.29
4/30/2000                    31,121            34807.09
5/31/2000                    30,464            34093.54
6/30/2000                    31,190            34935.65
7/31/2000                    30,712            34390.65
8/31/2000                    32,596            36526.31
9/30/2000                    30,862            34597.72
10/31/2000                   30,712            34452.41
11/30/2000                   28,277            31737.56
12/31/2000                   28,404            31893.08
1/31/2001                    29,393            33025.28
2/28/2001                    26,726            30016.68
3/31/2001                    25,018            28116.62
4/30/2001                    26,954            30298.47
5/31/2001                    27,120            30501.47
6/30/2001                    26,443            29760.29
7/31/2001                    26,169            29468.64
8/31/2001                    24,515            27626.85
9/30/2001                    22,521            25397.36
10/31/2001                   22,940            25882.45
11/30/2001                   24,686            27867.63
12/31/2001                   24,889            28112.87
1/31/2002                    24,511            27702.42
2/28/2002                    24,030            27167.76
3/31/2002                    24,917            28189.27
4/30/2002                    23,390            26481.00
5/31/2002                    23,208            26287.69
6/30/2002                    21,535            24416.01
7/31/2002                    19,858            22514.00
8/31/2002                    19,975            22660.34
9/30/2002                    17,793            20199.43
10/31/2002                   19,354            21974.96
11/30/2002                   20,475            23267.09
12/31/2002                   19,266            21901.31
1/31/2003                    18,753            21329.68
2/28/2003                    18,461            21009.74
3/31/2003                    18,629            21211.43
4/30/2003                    20,154            22959.25
5/31/2003                    21,201            24166.91
6/30/2003                    21,462            24476.25
7/31/2003                    21,828            24907.03
8/31/2003                    22,237            25392.72
9/30/2003                    21,991            25123.55
10/31/2003                   23,220            26543.03
11/30/2003                   23,412            26776.61
12/31/2003                   24,623            28179.71
1/31/2004                    25,064            28698.21
2/29/2004                    25,397            29097.12
3/31/2004                    25,002            28657.75
4/30/2004                    24,597            28207.83
5/31/2004                    24,920            28594.27
6/30/2004                    25,392            29149.00
7/31/2004                    24,535            28184.17
8/31/2004                    24,623            28296.91
9/30/2004                    24,879            28602.51

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares for the most recent ten years with the S&P 500 Index.The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management, LLC      Wells Capital Management
                                            Incorporated

FUND MANAGERS                          INCEPTION DATE
     Deborah Meacock, CFA                   08/02/90
     Stephen M. Kensinger, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 8.27%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 13.86% for the same period.

      The best performing stocks in the portfolio during the period were eBay, which continues to post revenue growth greater than 50%, and Starbucks, which increased sales per store and continued new store growth. Suncor Energy also performed well as oil prices increased.

      The worst performing stocks in the portfolio during the period were Intel and Analog Devices--both starting the fiscal year strong and then capitulating as demand for computer chips began to decline.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Early in the fiscal year, performance was driven by the strong economic recovery and corporate earnings growth, improved consumer confidence and early indications of improved corporate spending. Midway through the fiscal year, the equity markets began to worry about a "jobless recovery," which led to a significant decline in March 2004. Corporate earnings were better than expected, however, lifting the equity markets temporarily. Worries then began to mount through June 2004 as gasoline prices were rising, fear of inflation was growing and investors were on hold to see if the Federal Reserve Board (the Fed) would raise rates. During the summer, the Fed increased interest rates by 0.75%, oil prices continued to rise and attention returned to casualties in Iraq and fear of further terrorism, leading to a significant market decline. The fiscal year ended with a modest September rally led by a bounce in technology and energy related stocks.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The most significant changes made to the Fund's holdings were the trimming of financial stocks that would be most impacted by rising interest rates and the repositioning of technology stocks away from chip manufacturers toward specialty software companies, such as anti-virus, digital image editing and increasing exposure to high growth health care, such as cancer treatment and innovative biotechnology. We began the fiscal year by increasing the Fund's exposure to multinational industrial companies benefiting from the weak dollar and global economic expansion, and continued adding throughout the year.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund has small overweighted positions in the health care and consumer discretionary sectors. The portfolio is underweighted in large drug companies with weak new product pipelines, pricing issues, political pressures and generic competition. Instead, the Fund holds biotechnology companies with innovative treatments for cancer, multiple sclerosis and HIV, and devices for heart, spine and orthopedic procedures--areas that we believe are poised for growth. The Fund holds select consumer companies that serve what we believe are high growth, niche markets, such as Internet commerce, adult education, electronic games, digital cameras and videos, flat screen and high definition televisions.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Growth Fund.

(1) The Fund's Adviser has committed through January 31,2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund,with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses.Performance shown for the Institutional Class shares of the Fund prior to September 6, 1996, reflects performance of the Fund's Class A shares.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial,financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                       Including Sales Charge                 Excluding Sales Charge
                                                ------------------------------------   ------------------------------------
                                                6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Growth Fund - Class A                (8.72)     2.04    (7.45)    5.54      (3.11)     8.27    (6.35)    6.16
Wells Fargo Growth Fund - Class B                (8.45)     2.55    (7.57)    5.45      (3.45)     7.55    (7.03)    5.45
Wells Fargo Growth Fund - Institutional Class                                           (2.99)     8.53    (6.20)    6.26
Benchmark
   S&P 500 Index                                                                        (0.18)    13.86    (1.31)   11.08

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

eBay Incorporated                                                          4.00%
Qualcomm Incorporated                                                      3.57%
Microsoft Corporation                                                      3.41%
Dell Incorporated                                                          2.79%
Procter & Gamble Company                                                   2.73%
General Electric Company                                                   2.31%
Starbucks Corporation                                                      2.26%
Danaher Corporation                                                        2.25%
Pfizer Incorporated                                                        2.20%
Wal-Mart Stores Incorporated                                               2.15%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (12%)
Consumer Staples                                                           (10%)
Energy                                                                      (3%)
Financials                                                                  (8%)
Health Care                                                                (26%)
Industrials                                                                (12%)
Information Technology                                                     (27%)
Materials                                                                   (1%)
Cash                                                                        (1%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.08
Price to Earnings Ratio (trailing 12 months)                              27.50x
Price to Book Ratio                                                        4.75x
Median Market Cap. ($B)                                                  $25.60
Portfolio Turnover                                                           56%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                       Wells Fargo          Wells Fargo
                 Growth Fund - Class A   Growth Fund - Class I    S&P 500  Index
                 ---------------------   ---------------------    --------------
9/30/1994                9,425                  10,000               10000.00
10/31/1994               9,503                  10,082               10224.70
11/30/1994               9,212                   9,774                9852.32
12/31/1994               9,391                   9,964                9998.43
1/31/1995                9,438                  10,013               10257.54
2/28/1995                9,891                  10,494               10656.90
3/31/1995               10,101                  10,717               10970.87
4/28/1995               10,248                  10,873               11293.71
5/31/1995               10,723                  11,376               11744.19
6/30/1995               10,981                  11,650               12016.77
7/31/1995               11,303                  11,992               12415.05
8/31/1995               11,477                  12,177               12446.14
9/29/1995               11,871                  12,595               12971.11
10/31/1995              11,501                  12,203               12924.79
11/30/1995              11,959                  12,688               13491.60
12/29/1995              12,105                  12,843               13751.48
1/31/1996               12,372                  13,126               14219.03
2/29/1996               12,849                  13,632               14351.27
3/31/1996               12,877                  13,662               14489.04
4/30/1996               13,334                  14,147               14702.03
5/31/1996               13,685                  14,519               15079.87
6/30/1996               13,387                  14,204               15137.17
7/31/1996               12,558                  13,323               14468.11
8/31/1996               12,948                  13,737               14773.39
9/30/1996               13,613                  14,417               15603.65
10/31/1996              14,046                  14,877               16034.31
11/30/1996              14,966                  15,852               17244.90
12/31/1996              14,735                  15,603               16903.45
1/31/1997               15,659                  16,582               17959.92
2/28/1997               15,224                  16,127               18100.01
3/31/1997               14,682                  15,559               17357.91
4/30/1997               15,325                  16,243               18392.44
5/31/1997               16,334                  17,320               19510.70
6/30/1997               16,706                  17,709               20384.78
7/31/1997               18,138                  19,233               22005.37
8/31/1997               17,058                  18,090               20773.07
9/30/1997               17,751                  18,824               21909.35
10/31/1997              17,183                  18,227               21177.58
11/30/1997              17,452                  18,519               22158.10
12/31/1997              17,542                  18,616               22539.22
1/31/1998               17,855                  18,940               22787.16
2/28/1998               18,874                  20,023               24430.11
3/31/1998               19,770                  20,983               25680.93
4/30/1998               19,914                  21,129               25942.88
5/31/1998               19,600                  20,797               25496.66
6/30/1998               20,571                  21,829               26531.82
7/31/1998               20,437                  21,691               26250.59
8/31/1998               17,534                  18,610               22457.38
9/30/1998               18,370                  19,494               23896.89
10/31/1998              19,904                  21,126               25839.71
11/30/1998              21,231                  22,539               27405.60
12/31/1998              22,668                  24,059               28984.16
1/31/1999               23,522                  24,974               30195.70
2/28/1999               22,741                  24,144               29256.61
3/31/1999               23,860                  25,343               30426.88
4/30/1999               24,557                  26,088               31604.40
5/29/1999               23,766                  25,249               30858.53
6/30/1999               25,172                  26,735               32571.18
7/31/1999               24,453                  25,980               31554.31
8/31/1999               24,484                  26,008               31398.12
9/30/1999               23,797                  25,282               30537.49
10/31/1999              25,193                  26,773               32470.52
11/30/1999              25,696                  27,307               33129.67
12/31/1999              27,450                  29,176               35081.01
1/31/2000               26,185                  27,837               33319.94
2/29/2000               26,030                  27,664               32690.19
3/31/2000               28,368                  30,160               35887.29
4/30/2000               27,247                  28,971               34807.09
5/31/2000               26,507                  28,193               34093.54
6/30/2000               27,497                  29,241               34935.65
7/31/2000               27,199                  28,928               34390.65
8/31/2000               28,929                  30,776               36526.31
9/30/2000               27,223                  28,960               34597.72
10/31/2000              26,376                  28,063               34452.41
11/30/2000              23,501                  25,016               31737.56
12/31/2000              23,646                  25,166               31893.08
1/31/2001               24,033                  25,584               33025.28
2/28/2001               21,637                  23,036               30016.68
3/31/2001               19,986                  21,270               28116.62
4/30/2001               21,727                  23,131               30298.47
5/31/2001               21,771                  23,185               30501.47
6/30/2001               20,983                  22,335               29760.29
7/31/2001               20,447                  21,783               29468.64
8/31/2001               18,795                  20,017               27626.85
9/30/2001               17,352                  18,480               25397.36
10/31/2001              17,813                  18,966               25882.45
11/30/2001              19,182                  20,435               27867.63
12/31/2001              19,182                  20,435               28112.87
1/31/2002               18,483                  19,693               27702.42
2/28/2002               17,917                  19,087               27167.76
3/31/2002               18,602                  19,828               28189.27
4/30/2002               17,753                  18,912               26481.00
5/31/2002               17,649                  18,817               26287.69
6/30/2002               16,667                  17,766               24416.01
7/31/2002               14,807                  15,784               22514.00
8/31/2002               14,866                  15,838               22660.34
9/30/2002               13,974                  14,895               20199.43
10/31/2002              14,777                  15,744               21974.96
11/30/2002              14,926                  15,906               23267.09
12/31/2002              14,137                  15,083               21901.31
1/31/2003               13,899                  14,814               21329.68
2/28/2003               13,810                  14,733               21009.74
3/31/2003               14,093                  15,030               21211.43
4/30/2003               14,792                  15,784               22959.25
5/31/2003               15,313                  16,337               24166.91
6/30/2003               15,313                  16,337               24476.25
7/31/2003               15,849                  16,917               24907.03
8/31/2003               16,250                  17,361               25392.72
9/30/2003               15,834                  16,917               25123.55
10/31/2003              16,890                  18,049               26543.03
11/30/2003              16,965                  18,116               26776.61
12/31/2003              17,411                  18,615               28179.71
1/31/2004               17,649                  18,871               28698.21
2/29/2004               17,739                  18,966               29097.12
3/31/2004               17,694                  18,925               28657.75
4/30/2004               17,411                  18,629               28207.83
5/31/2004               17,739                  18,979               28594.27
6/30/2004               17,873                  19,127               29149.00
7/31/2004               16,861                  18,049               28184.17
8/31/2004               16,682                  17,860               28296.91
9/30/2004               17,143                  18,359               28602.51

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Growth Equity Fund (the Fund) seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER                               SUB-ADVISERS FOR MASTER PORTFOLIO
     Wells Fargo Funds Management,          LSV Asset Management
     LLC                                    Peregrine Capital Management, Inc.
                                            Smith Asset Management, LP
                                            Wells Capital Management
                                            Incorporated

FUND MANAGERS                         INCEPTION DATE
     Collectively Managed                   04/30/89

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 12.38%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 13.86% for the same period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the reporting period, the equity markets, in general, experienced volatility surrounding speculation about the Federal Reserve Board raising interest rates--which it did. For most of the period, small cap and value stocks outperformed large cap and growth stocks. Energy and materials stocks did the best due to escalating oil prices and increasing commodity demands, both domestically and abroad. Investors moved out of growth-oriented sectors, such as technology and business services, and into defensive, value-oriented sectors, such as energy, utilities and telecommunications.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      For international equities, several European consumer discretionary and industrial stocks were added to the portfolio in anticipation of an economic recovery abroad. In the area of small companies, the Fund increased its investments in rapidly growing companies. While the Fund did not change its manager allocation over the period, there were a few notable stock transactions. We purchased the asset management firm Franklin Resources and biotechnology leader Genentech, and sold Cardinal Health and discount retailer Family Dollar Stores.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The portfolio is positioned with strong exposures to growth companies. We believe that our growth stocks are growing revenues and profits at a higher rate than the market, and we believe they are currently trading at below market multiples. We believe moderate economic growth may be key to the Fund's performance over the next year.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Growth Equity Fund.

(1) The Fund's Adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions.References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund,its predecessor fund.Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to May 6,1996, reflects the performance of the Institutional Class shares of the Fund,adjusted for Class B sales charges and expenses.Performance shown for the Class C shares of the Fund prior to October 1,1998,reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund,adjusted to reflect Institutional Class expenses.Wells Fargo Bank,N.A., formerly Norwest Bank Minnesota,N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others,industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                           Including Sales Charge                   Excluding Sales Charge
                                                      ------------------------------------   ------------------------------------
                                                      6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                      --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Growth Equity Fund - Class A               (8.40)     5.92     0.10      8.01     (2.81)     12.38    1.30      8.66
Wells Fargo Growth Equity Fund - Class B               (8.13)     6.60     0.15      7.85     (3.13)     11.60    0.54      7.85
Wells Fargo Growth Equity Fund - Class C               (4.20)    10.52     0.54      7.92     (3.20)     11.52    0.54      7.92
Wells Fargo Growth Equity Fund - Institutional Class                                          (2.68)     12.69    1.55      8.79
Benchmark
   S&P 500 Index                                                                              (0.18)     13.86   (1.31)    11.08

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

eBay Incorporated                                                          2.76%
Microsoft Corporation                                                      1.99%
Medtronic Incorporated                                                     1.84%
American International Group Incorporated                                  1.52%
First Data Corporation                                                     1.51%
Goldman Sachs Group Incorporated                                           1.49%
Intel Corporation                                                          1.40%
Cisco Systems Incorporated                                                 1.39%
Dell Incorporated                                                          1.22%
Home Depot Incorporated                                                    1.21%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (13%)
Consumer Staples                                                            (2%)
Energy                                                                      (2%)
Financial Services                                                         (11%)
Health Care                                                                (10%)
Industrials                                                                 (9%)
Information Technology                                                     (19%)
International                                                              (30%)
Basic Materials                                                             (2%)
Utilities                                                                   (1%)
Cash                                                                        (1%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.06
Price to Earnings Ratio (trailing 12 months)                              19.15x
Price to Book Ratio                                                        2.70x
Median Market Cap. ($B)                                                 $ 15.81
Portfolio Turnover                                                           44%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Wells Fargo Growth   Wells Fargo Growth
                            Equity Fund -        Equity Fund -
                               Class A              Class I        S&P 500 Index
                         ------------------   ------------------   -------------
9/30/1994                       9,425               10,000           10000.00
10/31/1994                      9,549               10,132           10224.70
11/30/1994                      9,150                9,708            9852.32
12/31/1994                      9,328                9,897            9998.43
1/31/1995                       9,243                9,807           10257.54
2/28/1995                       9,493               10,072           10656.90
3/31/1995                       9,832               10,432           10970.87
4/28/1995                      10,056               10,670           11293.71
5/31/1995                      10,255               10,881           11744.19
6/30/1995                      10,721               11,375           12016.77
7/31/1995                      11,432               12,130           12415.05
8/31/1995                      11,496               12,197           12446.14
9/29/1995                      11,805               12,525           12971.11
10/31/1995                     11,424               12,121           12924.79
11/30/1995                     11,644               12,354           13491.60
12/29/1995                     11,648               12,358           13751.48
1/31/1996                      11,859               12,583           14219.03
2/29/1996                      12,181               12,924           14351.27
3/31/1996                      12,397               13,154           14489.04
4/30/1996                      12,954               13,745           14702.03
5/31/1996                      13,232               14,039           15079.87
6/30/1996                      12,968               13,759           15137.17
7/31/1996                      12,208               12,953           14468.11
8/31/1996                      12,604               13,373           14773.39
9/30/1996                      13,232               14,039           15603.65
10/31/1996                     13,132               13,933           16034.31
11/30/1996                     13,796               14,638           17244.90
12/31/1996                     13,835               14,679           16903.45
1/31/1997                      14,295               15,168           17959.92
2/28/1997                      14,119               14,980           18100.01
3/31/1997                      13,519               14,344           17357.91
4/30/1997                      13,849               14,689           18392.44
5/31/1997                      15,099               16,021           19510.70
6/30/1997                      15,871               16,839           20384.78
7/31/1997                      16,842               17,870           22005.37
8/31/1997                      16,196               17,179           20773.07
9/30/1997                      17,274               18,328           21909.35
10/31/1997                     16,456               17,456           21177.58
11/30/1997                     16,452               17,456           22158.10
12/31/1997                     16,615               17,628           22539.22
1/31/1998                      16,873               17,898           22787.16
2/28/1998                      18,091               19,194           24430.11
3/31/1998                      18,759               19,898           25680.93
4/30/1998                      19,095               20,260           25942.88
5/31/1998                      18,505               19,628           25496.66
6/30/1998                      19,018               20,178           26531.82
7/31/1998                      18,588               19,722           26250.59
8/31/1998                      15,506               16,452           22457.38
9/30/1998                      16,143               17,128           23896.89
10/31/1998                     17,029               18,068           25839.71
11/30/1998                     18,127               19,233           27405.60
12/31/1998                     19,356               20,537           28984.16
1/31/1999                      19,944               21,161           30195.70
2/28/1999                      18,948               20,105           29256.61
3/31/1999                      19,438               20,624           30426.88
4/30/1999                      20,132               21,360           31604.40
5/29/1999                      19,906               21,121           30858.53
6/30/1999                      21,161               22,446           32571.18
7/31/1999                      20,924               22,201           31554.31
8/31/1999                      20,605               21,862           31398.12
9/30/1999                      20,269               21,500           30537.49
10/31/1999                     21,172               22,464           32470.52
11/30/1999                     22,179               23,532           33129.67
12/31/1999                     24,322               25,818           35081.01
1/31/2000                      23,490               24,935           33319.94
2/29/2000                      24,862               26,398           32690.19
3/31/2000                      26,215               27,847           35887.29
4/30/2000                      25,421               27,004           34807.09
5/31/2000                      24,366               25,892           34093.54
6/30/2000                      25,713               27,328           34935.65
7/31/2000                      25,325               26,923           34390.65
8/31/2000                      26,691               28,379           36526.31
9/30/2000                      25,338               26,944           34597.72
10/31/2000                     25,039               26,640           34452.41
11/30/2000                     23,204               24,686           31737.56
12/31/2000                     24,247               25,800           31893.08
1/31/2001                      24,722               26,312           33025.28
2/28/2001                      22,323               23,760           30016.68
3/31/2001                      20,588               21,920           28116.62
4/30/2001                      22,406               23,864           30298.47
5/31/2001                      22,285               23,736           30501.47
6/30/2001                      21,984               23,424           29760.29
7/31/2001                      21,463               22,880           29468.64
8/31/2001                      20,339               21,680           27626.85
9/30/2001                      18,008               19,200           25397.36
10/31/2001                     18,777               20,032           25882.45
11/30/2001                     20,249               21,600           27867.63
12/31/2001                     20,743               22,139           28112.87
1/31/2002                      20,470               21,840           27702.42
2/28/2002                      19,900               21,243           27167.76
3/31/2002                      21,071               22,496           28189.27
4/30/2002                      20,642               22,048           26481.00
5/31/2002                      20,134               21,500           26287.69
6/30/2002                      19,088               20,388           24416.01
7/31/2002                      16,840               17,990           22514.00
8/31/2002                      16,863               18,023           22660.34
9/30/2002                      15,224               16,272           20199.43
10/31/2002                     16,223               17,343           21974.96
11/30/2002                     17,191               18,372           23267.09
12/31/2002                     16,239               17,367           21901.31
1/31/2003                      15,630               16,600           21329.68
2/28/2003                      15,286               16,354           21009.74
3/31/2003                      15,341               16,412           21211.43
4/30/2003                      16,637               17,806           22959.25
5/31/2003                      17,738               18,985           24166.91
6/30/2003                      18,058               19,334           24476.25
7/31/2003                      18,854               20,189           24907.03
8/31/2003                      19,440               20,820           25392.72
9/30/2003                      19,237               20,604           25123.55
10/31/2003                     20,525               21,990           26543.03
11/30/2003                     20,829               22,322           26776.61
12/31/2003                     21,704               23,260           28179.71
1/31/2004                      22,039               23,626           28698.21
2/29/2004                      22,211               23,817           29097.12
3/31/2004                      22,242               23,858           28657.75
4/30/2004                      21,594               23,169           28207.83
5/31/2004                      21,813               23,410           28594.27
6/30/2004                      22,258               23,891           29149.00
7/31/2004                      21,118               22,671           28184.17
8/31/2004                      21,017               22,563           28296.91
9/30/2004                      21,618               23,219           28602.51

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Index Fund (the Fund) seeks to replicate the total rate of return of the S&P 500 Index(1), before fees and expenses.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated

FUND MANAGERS                         INCEPTION DATE
     Laurie R. White                        01/31/87
     Gregory T. Genung, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 13.57%(2) for the 12-month period ended September 30, 2004, underperforming its benchmark, the S&P 500 Index(1) (the Index), which returned 13.86% during the same period. The Fund distributed $0.58 per share in dividend income and distributed no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's goal is to approximate the total rate of return of the Index less expenses. The Fund was favorably affected by the low interest rate environment, low inflation and positive economic growth. Overall equity performance, however, was hindered by the lagging economic recovery. Despite a setback in July 2004, the Index had significant gains for the 12-month period.

      The best-performing sectors within the Index tended to be those that would typically benefit from accelerating economic growth, such as materials and consumer discretionary. During the final months of the period in August and September 2004, stocks rallied, which was impressive in the face of high and rising crude oil costs, the sizable number of negative company announcements and uncertainties over the economic outlook. Disappointing company reports weighed heavily on the technology sector, whose September 2004 rebound wasn't enough to prevent a double-digit decline in the third quarter of 2004. By contrast, energy stocks were the strongest performers, posting large gains on the strength of rising crude oil prices.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that stocks may extend their moderate gains during the second half of 2004 if the growth slowdown is as limited as expected, overcoming uncertainties ranging from the November elections, terrorism, oil prices and concerns over economic growth and corporate profits. The economy and ongoing cost restraint may be strong enough to support S&P 500 Index earnings growth well above its long-term seven percent average through the end of 2004. Moreover, the prospective rise in interest rates--another weakness in the stock market's outlook--appears less worrisome at fiscal year-end, now that growth is moderating. S&P 500 Index valuations are less vulnerable, too, now that the price/earnings (P/E) multiple, at about 16.3 times forward earnings by the end of the period, decreased to its lowest reading in over a year. High technology and cyclically-sensitive stocks (or those most sensitive to interest rates), with a relatively strong earnings outlook and more sizable declines in P/E multiples than other market sectors, could benefit most from a limited growth slowdown and a less worrisome interest-rate outlook.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Index Fund.

(1) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility,and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(2) The Fund's Adviser has committed through at least April 30, 2007 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's Net Annual Expenses shown.Actual reductions of operating expenses can increase total return to shareholders.Without these reductions,the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies.References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8,1999 reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). PERFORMENCE of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank, N.A., managed the collective investment fund with an investment objective and principal investing strategy that were substantially similar to those of the Fund.The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations,diversification requirements,or other restrictions imposed by the 1940 Act or the Internal Revenue Code which,if applicable, may have adversely affected the performance results.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                       Excluding Sales Charge
                                                ------------------------------------
                                                6-Month*   1-Year   5-Year   10-Year
                                                --------   ------   ------   -------
Wells Fargo Index Fund - Institutional Class     (0.29)     13.57   (1.44)    10.72
Benchmark
   S&P 500 Index                                 (0.18)     13.86   (1.31)    11.08

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

General Electric Company                                                   3.33%
Exxon Mobil Corporation                                                    2.95%
Microsoft Corporation                                                      2.83%
Pfizer Incorporated                                                        2.17%
Citigroup Incorporated                                                     2.15%
Wal-Mart Stores Incorporated                                               2.12%
American International Group Incorporated                                  1.66%
Bank of America Corporation                                                1.66%
Johnson & Johnson                                                          1.57%
International Business Machines Corporation                                1.35%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (11%)
Consumer Staples                                                           (11%)
Energy                                                                      (7%)
Financial Services                                                         (20%)
Health Care                                                                (13%)
Industrials                                                                (11%)
Information Technology                                                     (16%)
Telecommunications Services                                                 (4%)
Basic Materials                                                             (3%)
Utilities                                                                   (3%)
Cash                                                                        (1%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.00
Price to Earnings Ratio (trailing 12 months)                              17.54x
Price to Book Ratio                                                        2.35x
Median Market Cap ($B)                                                   $ 9.29
Portfolio Turnover                                                            3%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Wells Fargo Index Fund - Class I   S&P 500 Index
                     --------------------------------   -------------
9/30/1994                             10,000              10000.00
10/31/1994                            10,209              10224.70
11/30/1994                              9,83              49852.32
12/31/1994                              9,97              29998.43
1/31/1995                             10,226              10257.54
2/28/1995                             10,614              10656.90
3/31/1995                             10,904              10970.87
4/30/1995                             11,213              11293.71
5/31/1995                             11,647              11744.19
6/30/1995                             11,919              12016.77
7/31/1995                             12,297              12415.05
8/31/1995                             12,325              12446.14
9/30/1995                             12,823              12971.11
10/31/1995                            12,763              12924.79
11/30/1995                            13,317              13491.60
12/31/1995                            13,562              13751.48
1/31/1996                             14,024              14219.03
2/29/1996                             14,137              14351.27
3/31/1996                             14,274              14489.04
4/30/1996                             14,476              14702.03
5/31/1996                             14,839              15079.87
6/30/1996                             14,901              15137.17
7/31/1996                             14,241              14468.11
8/31/1996                             14,528              14773.39
9/30/1996                             15,339              15603.65
10/31/1996                            15,758              16034.31
11/30/1996                            16,946              17244.90
12/31/1996                            16,582              16903.45
1/31/1997                             17,629              17959.92
2/28/1997                             17,765              18100.01
3/31/1997                             17,038              17357.91
4/30/1997                             18,051              18392.44
5/31/1997                             19,147              19510.70
6/30/1997                             20,019              20384.78
7/31/1997                             21,585              22005.37
8/31/1997                             20,383              20773.07
9/30/1997                             21,489              21909.35
10/31/1997                            20,766              21177.58
11/30/1997                            21,716              22158.10
12/31/1997                            22,084              22539.22
1/31/1998                             22,326              22787.16
2/28/1998                             23,930              24430.11
3/31/1998                             25,146              25680.93
4/30/1998                             25,399              25942.88
5/31/1998                             24,953              25496.66
6/30/1998                             25,965              26531.82
7/31/1998                             25,685              26250.59
8/31/1998                             21,960              22457.38
9/30/1998                             23,359              23896.89
10/31/1998                            25,254              25839.71
11/30/1998                            26,772              27405.60
12/31/1998                            28,339              28984.16
1/31/1999                             29,470              30195.70
2/28/1999                             28,553              29256.61
3/31/1999                             29,689              30426.88
4/30/1999                             30,825              31604.40
5/29/1999                             30,084              30858.53
6/30/1999                             31,753              32571.18
7/31/1999                             30,765              31554.31
8/31/1999                             30,621              31398.12
9/30/1999                             29,783              30537.49
10/31/1999                            31,664              32470.52
11/30/1999                            32,291              33129.67
12/31/1999                            34,174              35081.01
1/31/2000                             32,449              33319.94
2/29/2000                             31,835              32690.19
3/31/2000                             34,941              35887.29
4/30/2000                             33,887              34807.09
5/31/2000                             33,188              34093.54
6/30/2000                             33,994              34935.65
7/31/2000                             33,481              34390.65
8/31/2000                             35,550              36526.31
9/30/2000                             33,673              34597.72
10/31/2000                            33,526              34452.41
11/30/2000                            30,888              31737.56
12/31/2000                            31,030              31893.08
1/31/2001                             32,119              33025.28
2/28/2001                             29,224              30016.68
3/31/2001                             27,377              28116.62
4/30/2001                             29,501              30298.47
5/31/2001                             29,695              30501.47
6/30/2001                             28,965              29760.29
7/31/2001                             28,677              29468.64
8/31/2001                             26,877              27626.85
9/30/2001                             24,707              25397.36
10/31/2001                            25,171              25882.45
11/30/2001                            27,095              27867.63
12/31/2001                            27,328              28112.87
1/31/2002                             26,929              27702.42
2/28/2002                             26,406              27167.76
3/31/2002                             27,394              28189.27
4/30/2002                             25,733              26481.00
5/31/2002                             25,536              26287.69
6/30/2002                             23,709              24416.01
7/31/2002                             21,893              22514.00
8/31/2002                             22,036              22660.34
9/30/2002                             19,632              20199.43
10/31/2002                            21,382              21974.96
11/30/2002                            22,638              23267.09
12/31/2002                            21,309              21901.31
1/31/2003                             20,735              21329.68
2/28/2003                             20,420              21009.74
3/31/2003                             20,614              21211.43
4/30/2003                             22,301              22959.25
5/31/2003                             23,480              24166.91
6/30/2003                             23,776              24476.25
7/31/2003                             24,187              24907.03
8/31/2003                             24,653              25392.72
9/30/2003                             24,387              25123.55
10/31/2003                            25,760              26543.03
11/30/2003                            25,983              26776.61
12/31/2003                            27,336              28179.71
1/31/2004                             27,826              28698.21
2/29/2004                             28,206              29097.12
3/31/2004                             27,777              28657.75
4/30/2004                             27,336              28207.83
5/31/2004                             27,703              28594.27
6/30/2004                             28,236              29149.00
7/31/2004                             27,305              28184.17
8/31/2004                             27,409              28296.91
9/30/2004                             27,697              28602.51

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long term, by investing primarily in equity securities of non-U.S. companies.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management, LLC      Artisan Partners
                                            LSV Asset Management
                                            New Star Institutional Managers

FUND MANAGERS                          INCEPTION DATE
     Collectivly Managed                    09/24/97

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 12.89%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the MSCI/EAFE Index(2), which returned 22.08% during the same period. The Fund's Class A shares distributed $0.06 per share in dividend income and no capital gains during the period.

      The top performer in the Fund was French crude oil producer Total Company due to the strong trend in oil prices, reasonable valuation and a better growth profile than its competitors. Food services company Compass Group of the United Kingdom was the worst performing stock for the year due to a downward revision in its profit outlook because of higher costs related to a change in distributors as well as pricing pressure in France, the Netherlands and the United Kingdom.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      For most of the reporting period, small cap and value stocks continued to outperform large cap and growth stocks in which the Fund held positions. Apart from that, the three main themes dominating the markets were a potential China slowdown, higher oil prices and higher interest rates.

      The Chinese government's attempts in the second quarter of 2004 to slow its economy negatively affected some of the Fund's basic materials holdings, but those stocks subsequentially recovered as signs of China's continued growth reappeared. Continuing high oil prices benefited the Fund's energy holdings, especially the top two performers: Total Company and BHP Billiton, both of which have exposure to petroleum. The equity markets, in general, experienced volatility surrounding speculation about the Federal Reserve Board (the Fed) raising interest rates.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We added several European consumer discretionary and industrial stocks to the portfolio in anticipation of economic recovery abroad. We added several Japanese consumer and real estate stocks as we believed that a consumer-led recovery would occur and a turn from deflation to inflation would be positive for property prices. We sold stocks in a variety of countries that either experienced a worsening of their fundamentals or had reached predetermined price targets.

      As of September 15, 2004, the Fund changed sub-advisers from Wells Capital Management to LSV Asset Management, New Star Institutional Managers and Artisan Partners. The Fund will now utilize three different styles of international equity management seeking to diversify risk and provide opportunity to enhance returns. LSV Asset Management will focus on international value; New Star Institutional Managers will focus on international blend; and Artisan Partners will focus on international growth. This change was one of the contributing factors to the Fund's portfolio turnover.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Looking ahead, we believe that worldwide financial markets could fair better as they are impacted by the attempts of the Fed to accelarate money supply growth in the U.S. during a time of rising interest rates. The convergence of valuations across sectors may provide an opportunity to add value as the risk premiums in stock prices have created minimal differentiation among companies regardless of their business quality. We have a positive outlook on the Pacific Rim, and remain committed to the selection of quality growth and value stocks in an effort to enhance the Fund's returns in the long-term.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo International Equity Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds(R) shown for the Class C shares for periods prior to April 1,1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares.

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East (MSCI/EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------


                                                             Including Sales Charge                  Excluding Sales Charge
                                                     --------------------------------------  --------------------------------------
                                                     6-Month*  1-Year  5-Year  Life of Fund  6-Month*  1-Year  5-Year  Life of Fund
                                                     --------  ------  ------  ------------  --------  ------  ------  ------------
Wells Fargo International Equity Fund - Class A       (9.69)    6.43   (3.02)      1.23       (4.15)    12.89   (1.87)        2.08
Wells Fargo International Equity Fund - Class B       (9.58)    7.03   (3.12)      1.31       (4.58)    12.03   (2.67)        1.31
Wells Fargo International Equity Fund - Class C       (5.59)   10.93   (2.68)      1.30       (4.59)    11.93   (2.68)        1.30
Wells Fargo International Equity Fund -
Institutional Class                                                                           (4.07)    13.11   (1.65)        2.25
Benchmark
   MSCI/EAFE Index                                                                            (0.06)    22.08   (0.85)        2.81

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

UBS AG                                                                     1.63%
Total SA                                                                   1.13%
Eni SpA                                                                    1.02%
Barclays plc                                                               0.97%
Shell Transport & Trading Company plc                                      0.91%
Nestle SA                                                                  0.82%
Honda Motor Company Limited                                                0.82%
BNP Paribas SA                                                             0.80%
Fortis                                                                     0.80%
Telefonaktiebolaget Lm Ericsson Class B                                    0.76%

PORTFOLIO COMPOSITION(4),(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe                                                         (47%)
United Kingdom                                                             (21%)
Australia                                                                   (2%)
Emerging Markets                                                            (3%)
Southeast Asia                                                              (5%)
Japan                                                                      (21%)
Canada                                                                      (1%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.05
Price to Earnings Ratio (trailing 12 months)                               14.2x
Price to Book Ratio                                                         2.3x
Median Market Cap. ($B)                                                  $ 10.7
Portfolio Turnover                                                         112%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Wells Fargo International   Wells Fargo International
             Equity Fund - Class A      Equity Fund - Class I      MSCI EAFE Index
           -------------------------   -------------------------   ---------------
9/24/1997            9,425                     10,000                10000.00
9/30/1997            9,510                     10,090                10560.00
10/31/1997           8,954                      9,500                 9747.94
11/30/1997           9,029                      9,580                 9648.51
12/31/1997           9,116                      9,672                 9732.45
1/31/1998            9,323                      9,892                10177.22
2/28/1998            9,955                     10,562                10830.60
3/31/1998           10,417                     11,052                11164.18
4/30/1998           10,605                     11,252                11252.38
5/31/1998           10,596                     11,242                11197.24
6/30/1998           10,746                     11,402                11282.34
7/31/1998           10,869                     11,532                11396.29
8/31/1998            9,135                      9,692                 9984.29
9/30/1998            8,823                      9,362                 9677.77
10/31/1998           9,606                     10,192                10686.20
11/30/1998          10,162                     10,782                11233.33
12/31/1998          10,577                     11,222                11677.05
1/31/1999           10,756                     11,412                11642.02
2/28/1999           10,567                     11,212                11364.94
3/31/1999           10,897                     11,562                11838.86
4/30/1999           11,312                     12,002                12318.33
5/31/1999           10,926                     11,592                11683.94
6/30/1999           11,548                     12,252                12139.61
7/31/1999           11,906                     12,632                12500.16
8/31/1999           11,802                     12,522                12546.41
9/30/1999           11,972                     12,702                12673.12
10/31/1999          12,670                     13,442                13148.37
11/30/1999          14,065                     14,933                13604.61
12/31/1999          15,988                     17,002                14826.31
1/31/2000           15,310                     16,286                13884.84
2/29/2000           16,638                     17,697                14258.34
3/31/2000           16,839                     17,922                14811.56
4/30/2000           15,807                     16,828                14032.48
5/31/2000           14,822                     15,774                13690.08
6/30/2000           15,606                     16,613                14225.37
7/31/2000           15,291                     16,286                13629.32
8/31/2000           15,568                     16,582                13747.90
9/30/2000           14,564                     15,518                13078.38
10/31/2000          14,172                     15,099                12769.73
11/30/2000          13,408                     14,291                12290.86
12/31/2000          13,878                     14,792                12727.19
1/31/2001           14,220                     15,169                12720.82
2/28/2001           13,106                     13,977                11766.76
3/31/2001           12,208                     13,026                10981.92
4/30/2001           12,813                     13,674                11745.16
5/31/2001           12,706                     13,559                11330.56
6/30/2001           12,315                     13,151                10867.14
7/31/2001           11,983                     12,785                10669.36
8/31/2001           11,524                     12,304                10399.42
9/30/2001           10,255                     10,945                 9345.96
10/31/2001          10,635                     11,364                 9585.22
11/30/2001          11,085                     11,834                 9938.91
12/31/2001          11,329                     12,106                 9997.55
1/31/2002           10,782                     11,531                 9466.68
2/28/2002           10,635                     11,364                 9532.95
3/31/2002           11,173                     11,949                10048.68
4/30/2002           11,173                     11,959                10115.00
5/31/2002           11,075                     11,855                10243.46
6/30/2002           10,567                     11,311                 9835.77
7/31/2002            9,463                     10,120                 8864.98
8/31/2002            9,356                     10,005                 8844.59
9/30/2002            8,262                      8,844                 7894.68
10/31/2002           8,624                      9,231                 8318.63
11/30/2002           9,073                      9,712                 8696.29
12/31/2002           8,692                      9,306                 8404.10
1/31/2003            8,174                      8,762                 8053.65
2/28/2003            7,989                      8,563                 7868.41
3/31/2003            7,823                      8,385                 7714.19
4/30/2003            8,477                      9,097                 8470.18
5/31/2003            8,946                      9,599                 8983.48
6/30/2003            9,073                      9,736                 9200.88
7/31/2003            9,190                      9,830                 9423.54
8/31/2003            9,444                     10,112                 9650.64
9/30/2003            9,649                     10,332                 9947.88
10/31/2003          10,255                     10,981                10567.93
11/30/2003          10,479                     11,232                10802.87
12/31/2003          11,197                     12,003                11646.85
1/31/2004           11,187                     11,992                11811.54
2/29/2004           11,325                     12,140                12084.20
3/31/2004           11,364                     12,182                12152.20
4/30/2004           10,971                     11,760                11877.56
5/31/2004           10,961                     11,750                11917.94
6/30/2004           11,099                     11,908                12178.95
7/31/2004           10,726                     11,507                11783.13
8/31/2004           10,677                     11,465                11834.98
9/30/2004           10,893                     11,686                12143.87

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) Equity portfolio composition excludes all short term cash investment vehicles.

(6) The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

THE WELLS FARGO LARGE CAP APPRECIATION FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,     Cadence Capital Management
     LLC

FUND MANAGERS                          INCEPTION DATE
     William B. Bannick, CFA                08/31/01
     Robert L. Fitzpatrick, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 9.87%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 13.86% during the same period.

      XTO Energy was the Fund's best performing holding for the 12-month period. We recognized more than a year ago that energy companies were operating in a very favorable environment with growing demand, tight supply and volatility caused by global political factors. The biggest detractor from the Fund's performance for the period was Exxon-Mobil, who we believed had execution issues, and sold the stock.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      A performance shortfall in the Fund occurred in the fourth quarter of 2003, when a December sector rotation and profit taking caused a rollover among technology stocks, especially in the semi-conductor group. Since year-end 2003, the technology sector has continued to weaken, corporate spending on information technology has been non-existent and there have been very few new software applications arriving on the market. Although the Federal Reserve Board finished 2003 without raising interest rates, it began changing its posture early in 2004. By the time the first rate-hike came on June 30, 2004, expectations had already been factored into stock returns.

      The outlook for the financial sector is still fairly weak, but a recent declining yield for ten-year bonds caused a performance shortfall for the Fund, which has relatively low exposure.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Since September 30, 2003, the most substantial increase in exposure has been to industrials, a group that has been benefiting from the economic recovery. The most substantial decline was in information technology, a sector where fundamentals have been weak, with little growth in earnings and more negative earnings than positive earnings reported. In addition, technology has only recently begun to look more reasonably valued after several years of inflated price/earnings (P/E) multiples.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Economic indicators are once again pointing to a growing economy, albeit at a slower rate. However, continued uncertainty arising from energy price volatility, rising interest rates and the presidential election outcome make it difficult to project whether the positives (improving job outlook, higher consumer confidence) will outweigh the negatives in terms of their impact on stock prices. We will continue to follow our process of selecting stocks based on a solid fundamental outlook for earnings growth.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO LARGE CAP APPRECIATION FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies.References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                   Including Sales Charge          Excluding Sales Charge
                                                              --------------------------------   --------------------------
                                                              6-Month*   1-Year   Life of Fund   6-Month*   1-Year   Life of Fund
                                                              --------   ------   ------------   --------   ------   ------------
WELLS FARGO LARGE CAP APPRECIATION FUND - Class A              (8.28)     3.55       (2.54)       (2.68)     9.87       (0.65)
WELLS FARGO LARGE CAP APPRECIATION FUND - Class B              (8.04)     4.00       (2.43)       (3.04)     9.00       (1.42)
WELLS FARGO LARGE CAP APPRECIATION FUND - Class C              (4.04)     7.99       (1.38)       (3.04)     8.99       (1.38)
WELLS FARGO LARGE CAP APPRECIATION FUND -
  Institutional Class                                                                             (2.57)    10.16       (0.42)
Benchmark
   S&P 500 Index                                                                                  (0.18)    13.86        1.13

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Microsoft Corporation                                                      3.24%
Pfizer Incorporated                                                        3.01%
Bank of America Corporation                                                2.31%
JP Morgan Chase & Company                                                  1.53%
Starwood Hotels & Resorts Worldwide Incorporated                           1.40%
Citigroup Incorporated                                                     1.40%
Cisco Systems Incorporated                                                 1.38%
Boeing Company                                                             1.36%
ConocoPhillips                                                             1.36%
United Parcel Service Incorporated Class B                                 1.33%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (16%)
Consumer Staples                                                            (8%)
Energy                                                                     (10%)
Financial Services                                                         (13%)
Health Care                                                                (12%)
Industrials                                                                (16%)
Information Technology                                                     (15%)
Basic Materials                                                             (2%)
Telecommunications Services                                                 (4%)
Cash                                                                        (4%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.96
Price to Earnings Ratio (trailing 12 months)                              18.87x
Price to Book Ratio                                                        2.90x
Median Market Cap ($B)                                                   $15.46
Portfolio Turnover                                                          149%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                    Wells Fargo Large Cap   Wells Fargo Large Cap
                      Appreciation Fund -     Appreciation Fund -    S&P 500
                          Class A                  Class I            Index
                    ---------------------   ---------------------    -------
8/31/2001                   9,425                  10,000            10000.00
9/30/2001                   8,982                   9,530             9193.00
10/31/2001                  8,944                   9,500             9368.59
11/30/2001                  9,340                   9,910            10087.16
12/31/2001                  9,500                  10,090            10175.92
1/31/2002                   9,378                   9,960            10027.36
2/28/2002                   9,114                   9,670             9833.83
3/31/2002                   9,444                  10,030            10203.58
4/30/2002                   9,123                   9,690             9585.24
5/31/2002                   8,982                   9,540             9515.27
6/30/2002                   8,454                   8,980             8837.78
7/31/2002                   7,681                   8,160             8149.32
8/31/2002                   7,710                   8,190             8202.29
9/30/2002                   7,097                   7,550             7311.52
10/31/2002                  7,474                   7,950             7954.20
11/30/2002                  7,568                   8,050             8421.91
12/31/2002                  7,238                   7,700             7927.55
1/31/2003                   7,163                   7,620             7720.64
2/28/2003                   7,088                   7,550             7604.83
3/31/2003                   7,238                   7,710             7677.83
4/30/2003                   7,653                   8,150             8310.49
5/31/2003                   8,077                   8,610             8747.62
6/30/2003                   8,143                   8,680             8859.59
7/31/2003                   8,313                   8,860             9015.52
8/31/2003                   8,539                   9,100             9191.32
9/30/2003                   8,407                   8,960             9093.89
10/31/2003                  8,954                   9,540             9607.70
11/30/2003                  9,029                   9,630             9692.24
12/31/2003                  9,218                   9,830            10200.12
1/31/2004                   9,321                   9,950            10387.80
2/29/2004                   9,491                  10,120            10532.19
3/31/2004                   9,491                  10,130            10373.15
4/30/2004                   9,029                   9,640            10210.30
5/31/2004                   9,180                   9,800            10350.18
6/30/2004                   9,434                  10,080            10550.97
7/31/2004                   8,963                   9,570            10201.73
8/31/2004                   8,954                   9,560            10242.54
9/30/2004                   9,237                   9,870            10353.16

--------------------------------------------------------------------------------
(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value

(4) Sector distribution and portfolio characteristics are subject to change. of the Fund. See Notes to the Financial Statements for the discussion of the Master Trust.

(5) The chart compares the performance of the WELLS FARGO LARGE CAP APPRECIATION FUND Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Large Cap Value Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,          Systematic Financial
     LLC                                    Management, L.P.

FUND MANAGERS                          INCEPTION DATE
     D. Kevin McCreesh, CFA                 08/29/03
     Ronald M. Mushock, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 16.96%(1) for the 12-month period ended September 30, 2004, excluding sales charges, outperforming its benchmark, the S&P 500 Index(2), which returned 13.86% for the same period. The Fund's Class A shares distributed $0.01 per share in dividend income and distributed no capital gains during the period.

      The biggest contributors to the Fund's performance for the period were Black & Decker and ConocoPhillips. Detractors from the Fund's performance were AMR Corp., due to fuel costs, and Teradyne, due to a slowdown in its business.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund benefited from strong stock selection in several sectors, including consumer discretionary, health care, consumer staples and materials. Detractors from performance were overweighted positions in information technology (IT). During March and April 2004, and again in the summer, investors focused on macroeconomic and geopolitical issues, such as the record price of oil, the war in Iraq, a potential economic slowdown in China and rising interest rates. These events were viewed as serious threats to the economic recovery, and investors quickly rotated out of cyclical stocks (especially technology) and into the perceived stability of high-yield stocks such as REITs and utilities.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As a result of our bottom-up stock selection process, the Fund's weightings rose in the utilities, energy and industrial sectors, reflecting sectors with attractive valuations and rising earnings estimates. We decreased positions in consumer discretionary, materials, IT and consumer staples, taking profits and investing in more fundamentally compelling potential opportunities. Turnover during the period resulted primarily from the Fund taking profits in areas like consumer discretionary and materials, and re-deploying those assets to more attractive areas of the market.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The current environment brings back memories of 1994, when gross domestic product growth slowed significantly while corporate earnings charged ahead at a healthy clip. During that period, macroeconomic concerns trumped corporate fundamentals, resulting in an essentially flat stock market in 1994. Ultimately, stock prices followed earnings and stocks rebounded strongly in 1995 and 1996. As measured by the S&P 500 Index, corporate earnings rose 21% in 1995 and stock prices advanced 33%, while in 1996 earnings increased 9% and stocks gained 26%. We believe that the stocks the Fund holds generally trade at a significant discount to the value indices and stand to potentially benefit from multiple expansions as investors recognize the strong operating performance of the companies that we own.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Large Cap Value Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies.References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                               Including Sales Charge              Excluding Sales Charge
                                                          ---------------------------------   ----------------------------------
                                                          6-Month*    1-Year   Life of Fund   6-Month*    1-Year    Life of Fund
                                                          --------    -------  ------------   -------     ------    ------------
Wells Fargo Large Cap Value Fund - Class A                 (5.09)      10.23       7.56         0.70       16.96       13.58

Wells Fargo Large Cap Value Fund - Class B                 (4.65)      11.21       9.16         0.35       16.21       12.80

Wells Fargo Large Cap Value Fund - Class C                 (0.56)      15.21      12.80         0.44       16.21       12.80

Wells Fargo Large Cap Value Fund - Institutional Class                                          0.79       17.30       13.88

Benchmark
  S&P 500 Index                                                                                (0.18)      13.86       11.63

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

General Electric Company                                                   4.65%
Exxon Mobil Corporation                                                    3.96%
Bank of America Corporation                                                3.76%
Citigroup Incorporated                                                     3.71%
JP Morgan Chase & Company                                                  2.86%
Dow Chemical Company                                                       2.46%
Verizon Communications Incorporated                                        2.40%
Kerr-Mcgee Corporation                                                     2.18%
Providian Financial Corporation                                            2.09%
International Steel Group Incorporated                                     1.99%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (11%)
Consumer Staples                                                            (3%)
Energy                                                                     (13%)
Banks                                                                       (9%)
Diversified Financials                                                     (14%)
Insurance                                                                   (5%)
Real Estate                                                                 (1%)
Health Care                                                                 (6%)
Industrials                                                                (12%)
Information Technology                                                      (9%)
Basic Materials                                                             (5%)
Telecommunication Services                                                  (5%)
Utilities                                                                   (3%)
Cash                                                                        (4%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.01
Price to Earnings Ratio (trailing 12 months)                              15.70x
Price to Book Ratio                                                        2.30x
Median Market Cap ($B)                                                  $ 11.50
Portfolio Turnover                                                          122%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Wells Fargo Large Cap   Wells Fargo Large Cap
                    Value Fund - Class A    Value Fund - Class I   S&P 500 Index
                   ---------------------   ---------------------   -------------

8/31/2003                   9,425                  10,000            10000.00
9/30/2003                   9,255                   9,820             9894.00
10/31/2003                  9,689                  10,280            10453.01
11/30/2003                 10,028                  10,650            10545.00
12/31/2003                 10,438                  11,088            11097.56
1/31/2004                  10,618                  11,278            11301.75
2/29/2004                  10,910                  11,599            11458.84
3/31/2004                  10,750                  11,428            11285.82
4/30/2004                  10,306                  10,958            11108.63
5/31/2004                  10,476                  11,138            11260.82
6/30/2004                  10,825                  11,519            11479.28
7/31/2004                  10,580                  11,258            11099.31
8/31/2004                  10,599                  11,278            11143.71
9/30/2004                  10,825                  11,519            11264.06

--------------------------------------------------------------------------------
(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for the discussion of the Master Trust.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Large Cap Value Fund Class A and Institutional Class shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, domestic companies that we believe have superior growth potential.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,       Peregrine Capital
     LLC                                    Management, Inc.

FUND MANAGERS                          INCEPTION DATE
     John S. Dale, CFA                      12/31/82
     Gary E. Nussbaum, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 2.28%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 13.86% during the period.

      The Fund's best performing holdings during the period included eBay, Fastenal, Home Depot and American International Group. The worst performing holdings during the period included Intel, Schwab, Paychex and Nokia.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's performance over the past 12 months must be viewed in the context of value-oriented styles significantly outperforming growth styles over this period, and in fact, over the past 4 1/2 years. Over the past year, the Russell 1000(R) Value Index(3) returned 20.5% compared to the 7.5% return for the Russell 1000(R) Growth Index(4). As a pure growth style, the Fund has historically outperformed during growth-in-favor periods and underperformed during value-in-favor periods. In 2003 and through the first quarter of 2004, the lowest quality segment of the market performed best. Many of those companies rebounded substantially from very depressed lows. The Fund is focused on high quality companies--hindering short-term performance. In the second and third quarters of 2004, the market reacted with fear and uncertainty to issues such as rising oil prices, the presidential election, terrorism and potential inflation. Investors flocked to defensive, value-oriented sectors such as energy, utilities and telecommunication services. Funds flowed out of areas such as technology and business services, and out of growth-oriented mutual funds, in general.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We made the following purchases during the reporting period: Franklin Resources (we believe it has an excellent asset management position across asset classes and geographies); Genentech (we consider it a leader in the biotechnology arena); Linear Technology (we consider it a leader in the analog semiconductor market); Target Corporation (we think it has tremendous opportunity to grow its own mass-merchandising niche); and Genzyme (we've observed it as a rapidly growing, niche-oriented biotech company).

      Sales made during the reporting period were: Cardinal Health (transformation of business model poses increased risk); Family Dollar Stores (ability to achieve long-term growth and profitability goals in doubt); Veritas Software (increasing competition reduces probability of meeting long-term expectations); and DST Systems, IMS Health and Sungard Data (with these three we felt there were better growth and value opportunities elsewhere).

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that a number of catalysts may point to a brighter period ahead for true growth investing. Across the Fund, company holdings are growing revenues and earnings two- to three-times faster than the S&P 500 Index average. We believe moderate economic growth may be the key to unlocking this value. Over the long term, we believe that strong fundamentals, along with revenue and earnings growth two to three times the market's rates, may potentially be the key driver of capital appreciation for the Fund.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Large Company Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies.References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A shares of the Fund prior to October 1,1998,reflects the performance of the Institutional Class shares of the Fund,adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund,adjusted to reflect Institutional Class expenses.Performance shown for the Select Class shares for periods prior to June 30, 2004 reflects the performance of the Institutional Class shares adjusted to reflect the expenses of the Select Class shares.

      Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations,diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code,which,if applicable,may have adversely affected the Fund's performance results.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot directly invest in an index.

(4) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.You cannot invest in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)

                                                           Including Sales Charge                 Excluding Sales Charge
                                                    -------------------------------------   ----------------------------------
                                                    6-Month*   1-Year    5-Year   10-Year   6-Month*  1-Year   5-Year  10-Year
                                                    --------   ------    ------   -------   --------  ------   ------  -------
Wells Fargo Large Company Growth Fund - Class A      (10.87)   (3.61)    (5.40)     9.79     (5.43)    2.28    (4.27)   10.45
Wells Fargo Large Company Growth Fund - Class B      (10.76)   (3.48)    (5.36)     9.73     (5.76)    1.52    (4.86)    9.73
Wells Fargo Large Company Growth Fund - Class C       (6.77)    0.54     (4.85)     9.74     (5.77)    1.54    (4.85)    9.74
Wells Fargo Large Company Growth Fund -
  Institutional Class                                                                        (5.30)    2.57    (4.06)   10.59
Wells Fargo Large Company Growth Fund -
  Select Class                                                                               (5.25)    2.62    (4.05)   10.59
Benchmark
  S&P 500 Index                                                                              (0.18)   13.86    (1.31)   11.08

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

eBay Incorporated                                                          9.17%
Medtronic Incorporated                                                     6.11%
Microsoft Corporation                                                      5.98%
American International Group Incorporated                                  5.05%
First Data Corporation                                                     5.01%
Goldman Sachs Group Incorporated                                           4.94%
Intel Corporation                                                          4.27%
Cisco Systems Incorporated                                                 4.18%
Paychex Incorporated                                                       3.74%
Home Depot Incorporated                                                    3.65%

SECTOR DISTRIBUTION(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (22%)
Consumer Staples                                                            (2%)
Financial Services                                                         (16%)
Health Care                                                                (15%)
Industrials                                                                 (7%)
Technology Hardware & Equipment                                            (12%)
Software & Services                                                        (19%)
Semiconductors                                                              (6%)
Cash                                                                        (1%)

FUND CHARACTERISTICS(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.27
Price to Earnings Ratio (trailing 12 months)                              24.00x
Price to Book Ratio                                                        4.10x
Median Market Cap ($B)                                                   $39.90
Portfolio Turnover                                                           14%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Wells Fargo Large Company  Wells Fargo Large Company
                 Growth Class A             Growth Class I        S&P 500 Index
            -------------------------  -------------------------  -------------

9/30/1994             9,425                     10,000               10000.00
10/31/1994            9,639                     10,227               10224.70
11/30/1994            9,231                      9,794                9852.32
12/31/1994            9,329                      9,898                9998.43
1/31/1995             9,521                     10,101               10257.54
2/28/1995             9,759                     10,354               10656.90
3/31/1995            10,048                     10,661               10970.87
4/30/1995            10,311                     10,940               11293.71
5/31/1995            10,632                     11,280               11744.19
6/30/1995            11,402                     12,097               12016.77
7/31/1995            11,960                     12,690               12415.05
8/31/1995            12,069                     12,805               12446.14
9/30/1995            12,581                     13,348               12971.11
10/31/1995           12,193                     12,937               12924.79
11/30/1995           12,441                     13,200               13491.60
12/31/1995           12,057                     12,792               13751.48
1/31/1996            12,375                     13,130               14219.03
2/29/1996            12,954                     13,745               14351.27
3/31/1996            13,100                     13,900               14489.04
4/30/1996            13,638                     14,470               14702.03
5/31/1996            14,071                     14,929               15079.87
6/30/1996            13,883                     14,730               15137.17
7/31/1996            13,111                     13,911               14468.11
8/31/1996            13,251                     14,060               14773.39
9/30/1996            14,483                     15,366               15603.65
10/31/1996           14,368                     15,245               16034.31
11/30/1996           15,281                     16,213               17244.90
12/31/1996           15,085                     16,005               16903.45
1/31/1997            16,294                     17,288               17959.92
2/28/1997            15,926                     16,897               18100.01
3/31/1997            14,795                     15,698               17357.91
4/30/1997            15,952                     16,925               18392.44
5/31/1997            17,156                     18,203               19510.70
6/30/1997            18,060                     19,162               20384.78
7/31/1997            19,727                     20,930               22005.37
8/31/1997            18,639                     19,776               20773.07
9/30/1997            19,937                     21,154               21909.35
10/31/1997           19,185                     20,356               21177.58
11/30/1997           19,775                     20,981               22158.10
12/31/1997           20,115                     21,342               22539.22
1/31/1998            20,644                     21,903               22787.16
2/28/1998            22,280                     23,639               24430.11
3/31/1998            22,854                     24,248               25680.93
4/30/1998            23,451                     24,881               25942.88
5/31/1998            22,695                     24,080               25496.66
6/30/1998            24,763                     26,274               26531.82
7/31/1998            24,815                     26,328               26250.59
8/31/1998            20,672                     21,933               22457.38
9/30/1998            22,616                     23,995               23896.89
10/31/1998           24,273                     25,756               25839.71
11/30/1998           26,579                     28,209               27405.60
12/31/1998           29,765                     31,588               28984.16
1/31/1999            32,191                     34,171               30195.70
2/28/1999            30,836                     32,735               29256.61
3/31/1999            32,748                     34,769               30426.88
4/30/1999            32,885                     34,924               31604.40
5/31/1999            31,737                     33,703               30858.53
6/30/1999            34,529                     36,681               32571.18
7/31/1999            32,841                     34,899               31554.31
8/31/1999            32,923                     34,985               31398.12
9/30/1999            31,666                     33,660               30537.49
10/31/1999           34,398                     36,563               32470.52
11/30/1999           35,654                     37,907               33129.67
12/31/1999           39,575                     42,078               35081.01
1/31/2000            38,557                     41,010               33319.94
2/29/2000            39,278                     41,781               32690.19
3/31/2000            43,903                     46,710               35887.29
4/30/2000            42,203                     44,903               34807.09
5/31/2000            39,390                     41,920               34093.54
6/30/2000            42,421                     45,156               34935.65
7/31/2000            42,555                     45,301               34390.65
8/31/2000            45,105                     48,024               36526.31
9/30/2000            41,957                     44,682               34597.72
10/31/2000           41,935                     44,663               34452.41
11/30/2000           38,384                     40,890               31737.56
12/31/2000           38,065                     40,556               31893.08
1/31/2001            38,665                     41,202               33025.28
2/28/2001            32,800                     34,953               30016.68
3/31/2001            29,357                     31,297               28116.62
4/30/2001            32,505                     34,659               30298.47
5/31/2001            32,205                     34,351               30501.47
6/30/2001            31,299                     33,391               29760.29
7/31/2001            30,739                     32,795               29468.64
8/31/2001            27,953                     29,831               27626.85
9/30/2001            25,235                     26,930               25397.36
10/31/2001           26,402                     28,185               25882.45
11/30/2001           29,493                     31,496               27867.63
12/31/2001           29,776                     31,803               28112.87
1/31/2002            29,589                     31,604               27702.42
2/28/2002            27,613                     29,498               27167.76
3/31/2002            28,842                     30,823               28189.27
4/30/2002            26,588                     28,416               26481.00
5/31/2002            25,779                     27,551               26287.69
6/30/2002            24,086                     25,746               24416.01
7/31/2002            21,725                     23,229               22514.00
8/31/2002            21,980                     23,505               22660.34
9/30/2002            19,545                     20,905               20199.43
10/31/2002           21,770                     23,287               21974.96
11/30/2002           23,259                     24,888               23267.09
12/31/2002           21,368                     22,865               21901.31
1/31/2003            20,598                     22,045               21329.68
2/28/2003            20,406                     21,846               21009.74
3/31/2003            20,666                     22,141               21211.43
4/30/2003            22,523                     24,119               22959.25
5/31/2003            23,588                     25,266               24166.91
6/30/2003            23,859                     25,560               24476.25
7/31/2003            25,088                     26,879               24907.03
8/31/2003            25,564                     27,398               25392.72
9/30/2003            24,890                     26,674               25123.55
10/31/2003           26,396                     28,301               26543.03
11/30/2003           26,283                     28,185               26776.61
12/31/2003           27,024                     28,986               28179.71
1/31/2004            27,313                     29,299               28698.21
2/29/2004            27,285                     29,280               29097.12
3/31/2004            26,917                     28,890               28657.75
4/30/2004            26,470                     28,416               28207.83
5/31/2004            26,872                     28,851               28594.27
6/30/2004            26,866                     28,851               29149.00
7/31/2004            25,190                     27,058               28184.17
8/31/2004            25,167                     27,039               28296.91
9/30/2004            25,456                     27,359               28602.51

--------------------------------------------------------------------------------

(5) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(6) Sector distribution and portfolio characteristics are subject to change.

(7) The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index.The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and,for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUNDS(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated

FUND MANAGERS                          INCEPTION DATE
     Josephine Jimenez, CFA                 12/31/97
     Frank Chiang

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 16.04%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the MSCI EMF Index(2), which returned 26.53% for the same period.

      The Fund performed well in absolute terms, but it underperformed its benchmark index for the year. This underperformance was mostly due to the first quarter of 2004 when the Fund's overweight positions in Brazil and Thailand hurt relative performance. Thailand struggled due to the Asian flu, and a stall in interest rate cuts in Brazil affected performance.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The emerging markets experienced significant volatility this past year. Uncertainties concerning the war in Iraq, higher oil prices, higher interest rates and the economic slowdown in China were highlights of 2004. These factors, coupled with political uncertainty in the U.S. resulting from the 2004 elections, contributed to volatility. Tight supply conditions in energy, metals and other commodities drove share prices in emerging markets, which are major suppliers of materials for the world, higher. This was evident from higher corporate profits and an increase in employment that resulted in further profit expansion and capital expenditures. Energy-producing nations such as Mexico, Venezuela, Russia and Indonesia benefited from stronger oil prices, while Brazil faced a challenging first part of 2004, but recovered to be a top performer for the year.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased the Fund's exposure to Brazil as the economy improved and we found attractive investment opportunities. We also added to the Fund's exposure in Mexico and Malaysia while reducing its weighting in Taiwan due to an uncertain outlook in technology and higher oil prices. We eliminated our exposure to Russian oil stocks due to politically charged events at Yukos (oil company) that caused its performance to suffer and roiled Russia's energy industry. Higher oil prices caused us to move out of some materials holdings and into consumer discretionary stocks, which proved to pay off with positive performance. We also added to the industrials and utilities sectors because of the electricity reform in Brazil that is likely to benefit in long-term capital investments in the sector. We decreased the Fund's weighting in technology due to a slowdown in consumer spending and a build-up of inventory, which had a negative impact on the sector.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We remain focused on fundamentals and overall security valuation within the Fund's portfolio. These include good stock selection within the consumer, finance and basic materials sectors. We believe the markets will potentially recognize the growth prospects of our holdings, which may translate into strong absolute and relative performance.

      INVESTING IN FOREIGN SECURITIES ENTAILS ADDITIONAL RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, POLITICAL AND DIPLOMATIC INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. IN ADDITION TO THE GREATER EXPOSURE TO THE RISKS OF FOREIGN INVESTING, EMERGING MARKETS PRESENT CONSIDERABLE ADDITIONAL RISKS, INCLUDING POTENTIAL INSTABILITY OF EMERGING MARKET COUNTRIES AND THE INCREASED SUSCEPTIBILITY OF EMERGING MARKET ECONOMIES TO FINANCIAL, ECONOMIC AND MARKET EVENTS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO MONTGOMERY EMERGING MARKET FOCUS FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND for periods prior to June 9, 2003, reflects the performance of the Class A, Class B, Class C and Class R shares, respectively, of the Montgomery Emerging Markets Focus Fund (the accounting survivor of a merger of the Montgomery Emerging Markets Focus Fund and Montgomery Emerging Markets Fund with the WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND), its predecessor fund, adjusted to reflect applicable sales charges. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS(R). Performance shown for the Class A, Class B and Class C shares of the Fund for periods prior to October 31, 2001, reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses. Performance shown for the Institutional Class shares of the Fund prior to June 9, 2003, reflects the performance of the predecessor fund's Class R shares.

(2) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is a free, float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of approximately 26 emerging market country indices. You cannot invest directly in an index.

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

(6) The chart compares the performance of the WELLS FARGO MONTGOMERY EMERGING MARKETS FOCUS FUND Class A and Institutional Class shares for the life of the Fund with the MSCI EMF Index.The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and,for Class A shares, assumes the maximum initial sales charge of 5.75%.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                Excluding Sales Charge
                                                ----------------------------------    -----------------------------------
                                                                           Life of                                Life of
                                                6-Month*  1-Year  5-Year    Fund      6-Month*   1-Year   5-Year    Fund
                                               --------   ------  ------   -------    --------   ------   ------  -------
WELLS FARGO MONTGOMERY EMERGING
   MARKETS FOCUS FUND - Class A                  (12.02)   9.37    10.52    10.78      (6.65)    16.04     11.84   11.76
WELLS FARGO MONTGOMERY EMERGING
   MARKETS FOCUS FUND - Class B                  (12.00)  10.37    11.24    11.48      (7.00)    15.37     11.50   11.48
WELLS FARGO MONTGOMERY EMERGING
   MARKETS FOCUS FUND - Class C                   (7.99)  14.26    10.88    10.70      (6.99)    15.26     10.88   10.70
WELLS FARGO MONTGOMERY EMERGING
   MARKETS FOCUS FUND - Institutional Class                                            (6.51)    16.43     12.15   12.14
Benchmark
   MSCI EMF Index                                                                      (2.11)    26.53      6.04    4.29

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75% AND A 2.00% REDEMPTION FEE IS ASSESSED ON CLASS A SHARES REDEEMED OR EXCHANGED WITHIN THREE MONTHS AFTER PURCHASE. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Samsung Electronics Company Limited                                        6.98%
Grupo Mexico SA Series B                                                   6.98%
Anglo American plc                                                         4.05%
Hylsamex SA De CV Class B                                                  3.77%
Natura Cosmeticos SA                                                       3.76%
Petroleo Brasileiro SA ADR                                                 3.66%
Taiwan Semiconductor Manufacturing Company Limited                         3.50%
Companhia Siderurgica Nacional SA                                          3.46%
Braskem SA                                                                 3.02%
LUKOIL ADR                                                                 3.00%

PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Brazil                                                                     (27%)
South Korea                                                                (15%)
Malaysia                                                                    (5%)
Mexico                                                                     (15%)
Russia                                                                      (7%)
South Africa                                                                (6%)
Taiwan                                                                     (12%)
Turkey                                                                      (2%)
Cash                                                                        (7%)
Venezuela                                                                   (2%)
Argentina                                                                   (2%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.00
Price to Earnings Ratio (trailing 12 months)                              12.20x
Price to Book Ratio                                                        1.88x
Median Market Cap.($B)                                                    $4.19
Portfolio Turnover(5)                                                       225%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Wells Fargo Montgomery Emerging   Wells Fargo Montgomery Emerging
             Markets Focus Fund - Class A      Markets Focus Fund - Class I    MSCI EMF Index
           -------------------------------   -------------------------------   --------------
   12/31/97                9,425                             10,000               10,000
   01/31/98                8,921                              9,470                9,216
   02/28/98                9,963                             10,580               10,178
   03/31/98               10,768                             11,440               10,619
   04/30/98               11,281                             11,990               10,504
   05/31/98                9,743                             10,360                9,064
   06/30/98                8,780                              9,340                8,113
   07/31/98                9,029                              9,610                8,371
   08/31/98                6,518                              6,940                5,950
   09/30/98                7,210                              7,680                6,328
   10/31/98                7,769                              8,280                6,994
   11/30/98                7,972                              8,500                7,576
   12/31/98                7,429                              7,924                7,466
   01/31/99                7,780                              8,302                7,346
   02/28/99                7,672                              8,190                7,417
   03/31/99                9,207                              9,834                8,395
   04/30/99               10,226                             10,927                9,433
   05/31/99               10,690                             11,427                9,378
   06/30/99               12,556                             13,429               10,443
   07/31/99               12,455                             13,327               10,159
   08/31/99               11,543                             12,356               10,251
   09/30/99               11,405                             12,214                9,904
   10/31/99               12,057                             12,918               10,115
   11/30/99               14,701                             15,757               11,022
   12/31/99               16,434                             17,623               12,424
   01/31/00               16,465                             17,664               12,498
   02/29/00               16,584                             17,799               12,663
   03/31/00               17,619                             18,918               12,725
   04/30/00               15,845                             17,021               11,519
   05/31/00               14,989                             16,109               11,043
   06/30/00               15,976                             17,177               11,432
   07/31/00               15,410                             16,576               10,844
   08/31/00               16,337                             17,581               10,897
   09/30/00               14,992                             16,140                9,945
   10/31/00               14,350                             15,456                9,224
   11/30/00               12,958                             13,963                8,418
   12/31/00               13,530                             14,586                8,621
   01/31/01               14,778                             15,938                9,808
   02/28/01               13,933                             15,033                9,040
   03/31/01               12,983                             14,014                8,152
   04/30/01               13,632                             14,721                8,555
   05/31/01               14,117                             15,252                8,657
   06/30/01               13,466                             14,555                8,480
   07/31/01               12,412                             13,422                7,944
   08/31/01               12,233                             13,235                7,865
   09/30/01               10,393                             11,249                6,648
   10/31/01               10,917                             11,821                7,060
   11/30/01               12,002                             13,006                7,798
   12/31/01               13,052                             14,039                8,417
   01/31/02               13,633                             14,678                8,702
   02/28/02               13,952                             14,982                8,845
   03/31/02               14,513                             15,611                9,377
   04/30/02               14,784                             15,904                9,438
   05/31/02               15,084                             16,239                9,287
   06/30/02               14,029                             15,108                8,590
   07/31/02               13,333                             14,354                7,937
   08/31/02               13,110                             14,113                8,059
   09/30/02               11,552                             12,447                7,190
   10/31/02               12,278                             13,243                7,656
   11/30/02               12,742                             13,746                8,183
   12/31/02               12,329                             13,298                7,912
   01/31/03               12,087                             13,057                7,877
   02/28/03               11,739                             12,680                7,665
   03/31/03               11,661                             12,596                7,447
   04/30/03               13,452                             14,545                8,111
   05/31/03               14,090                             15,237                8,693
   06/30/03               14,777                             15,986                9,188
   07/31/03               15,765                             17,062                9,763
   08/30/03               16,887                             18,285               10,418
   09/30/03               17,197                             18,612               10,494
   10/31/03               18,726                             20,278               11,387
   11/30/03               19,190                             20,784               11,527
   12/31/03               21,116                             22,882               12,363
   01/31/04               20,894                             22,640               12,802
   02/29/04               21,358                             23,156               13,393
   03/31/04               21,377                             23,178               13,565
   04/30/04               18,939                             20,531               12,455
   05/31/04               18,465                             20,035               12,210
   06/30/04               18,445                             20,004               12,266
   07/31/04               18,010                             19,540               12,049
   08/31/04               19,036                             20,657               12,554
   09/30/04               19,955                             21,670               13,279

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND(SM) (the
Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated

FUND MANAGERS                          INCEPTION DATE
     Josephine Jimenez, CFA                 12/17/93
     Frank Chiang

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 26.09%(1) for the 12-month period ended September 30, 2004, underperforming its benchmark, the MSCI EMF Index(2), which returned 26.53% for the same period.

      ABSA Group (South Africa) was the Fund's best performing holding. The biggest detractor from Fund performance for the period was State Bank of India, hurt by election turmoil as well as by an imposed requirement to increase lending to the country's struggling farm sector.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The emerging markets experienced significant volatility this past year. Uncertainties concerning the war in Iraq and the economic slowdown in China were highlights of 2004. Political instability due to elections in the Philippines, Malayasia, India, Indonesia and a host of other emerging markets countries also contributed to uncertainty, causing volatility in the financial markets this year. At the same time, economies began to meet long-awaited expectations for accelerated growth and equity markets responded with great enthusiasm. Corporate profits continued to recover in many important sectors, thus leading the way to higher capital spending and further profit expansion. Financial stocks soared and high growth industries provided solid profit reports, while commodities prices, particularly oil, rose to multi-year highs. Mexico benefited from stronger oil prices and an increased demand for exports to the U.S. and was one of our top performing countries for the year, while Brazil faced a challenging first part of 2004, yet also proved to be a top performer for the year.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We increased the Fund's exposure to Brazil as its economy strengthened and we found attractive investment opportunities. We also added to the Fund's exposure in Korea by raising investments in Samsung Electronics, due to attractive valuations, and POSCO, due to an attractive outlook for the steel sector. We reduced our exposure in Thailand due to the effects of the avian flu on investor sentiment. We reduced our weighting in Taiwan due to uncertain outlook in technology and higher oil prices. We eliminated our exposure to Russian oil stocks due to politically charged events at Yukos (oil company) that caused its performance to suffer and roiled Russia's energy industry. Higher oil prices caused us to move out of some of our materials holdings and into consumer discretionary stocks, which proved to pay off with positive performance. We also added to the industrials and utilities sectors because of the electricity reform in Brazil, which is beneficial to long-term capital investments in the sector. We decreased our weighting in technology due to a slowdown in consumer spending and a build-up of inventory, which had a negative impact on the sector.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We remain focused on fundamentals and overall security valuation within the Fund's portfolio. These include good stock selection within the consumer, finance and basic materials sectors. We believe the markets will potentially recognize the growth prospects of our holdings, which may translate into strong, absolute and relative performance.

      INVESTING IN FOREIGN SECURITIES ENTAILS ADDITIONAL RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, POLITICAL AND DIPLOMATIC INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. IN ADDITION TO GREATER EXPOSURE TO THE RISKS OF FOREIGN INVESTING, EMERGING MARKETS PRESENT CONSIDERABLE ADDITIONAL RISKS, INCLUDING POTENTIAL INSTABILITY OF EMERGING MARKET COUNTRIES AND THE INCREASED SUSCEPTIBILITY OF EMERGING MARKET ECONOMIES TO FINANCIAL, ECONOMIC AND MARKET EVENTS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Select Class shares of the WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND for periods prior to June 9, 2003, reflects the performance of the single class of shares of the Montgomery Institutional Series: Emerging Markets Portfolio (the accounting survivor of a merger of the Montgomery Institutional Series: Emerging Markets Portfolio and the WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS(R).

(2) The Morgan Stanley Capital International Emerging Markets Free (MSCI EMF) Index is a free, float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The Index is currently comprised of approximately 26 emerging market country indices. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                      Excluding Sales Charge
                                                               ------------------------------------
                                                               6-Month*   1-Year  5-Year   10-Year
                                                               --------   ------  ------   -------
WELLS FARGO MONTGOMERY INSTITUTIONAL
  EMERGING MARKETS FUND - Select Class                          (2.96)     26.09   7.98      0.70
Benchmark
   MSCI EMF Index                                               (2.11)     26.53   6.04      0.10

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

SELECT CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Samsung Electronics Company Limited                                        6.92%
Anglo American plc                                                         3.96%
Taiwan Semiconductor Manufacturing Company Limited                         2.66%
Chinatrust Financial Holding Company Limited                               2.35%
LUKOIL ADR                                                                 2.26%
Hyundai Motor Company Limited                                              2.11%
Petroleo Brasileiro SA ADR                                                 2.11%
Grupo Mexico SA Series B                                                   2.02%
Posco                                                                      1.78%
Companhia Vale Do Rio Doce Preferreda                                      1.76%

PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Brazil                                                                     (15%)
Czech Republic                                                              (1%)
Chile                                                                       (1%)
China                                                                       (4%)
Hong Kong                                                                   (1%)
Hungary                                                                     (1%)
India                                                                       (4%)
Indonesia                                                                   (1%)
Israel                                                                      (1%)
Luxemburg                                                                   (1%)
Poland                                                                      (2%)
Philippines                                                                 (2%)
South Korea                                                                (15%)
Malaysia                                                                    (6%)
Mexico                                                                      (7%)
Russia                                                                      (4%)
South Africa                                                                (9%)
Taiwan                                                                     (11%)
Thailand                                                                    (2%)
U.S.                                                                        (8%)
Turkey                                                                      (3%)
Argentina                                                                   (1%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.05
Price to Earnings Ratio (trailing 12 months)                              12.00x
Price to Book Ratio                                                        1.83x
Median Market Cap. ($B)                                                  $ 4.63
Portfolio Turnover(5)                                                       104%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Wells Fargo Montgomery Institutional
DATE             Emerging Markets Fund - Select Class   MSCI EMF Index
----------       ------------------------------------   --------------
9/30/1994                         10,000                   10,000
10/31/1994                         9,969                    9,820
11/30/1994                         9,407                    9,309
12/31/1994                         8,847                    8,561
1/31/1995                          7,873                    7,651
2/28/1995                          7,898                    7,454
3/31/1995                          7,846                    7,502
4/30/1995                          7,988                    7,838
5/31/1995                          8,520                    8,255
6/30/1995                          8,568                    8,280
7/31/1995                          8,812                    8,465
8/31/1995                          8,470                    8,266
9/30/1995                          8,403                    8,227
10/31/1995                         8,128                    7,912
11/30/1995                         7,911                    7,771
12/31/1995                         8,216                    8,115
1/31/1996                          8,789                    8,692
2/29/1996                          8,606                    8,554
3/31/1996                          8,741                    8,621
4/30/1996                          9,210                    8,965
5/31/1996                          9,364                    8,925
6/30/1996                          9,437                    8,981
7/31/1996                          8,860                    8,367
8/31/1996                          9,124                    8,582
9/30/1996                          9,200                    8,656
10/31/1996                         9,008                    8,425
11/30/1996                         9,199                    8,566
12/31/1996                         9,288                    8,605
1/31/1997                         10,042                    9,192
2/28/1997                         10,386                    9,585
3/31/1997                         10,145                    9,334
4/30/1997                         10,153                    9,350
5/31/1997                         10,533                    9,618
6/30/1997                         11,367                   10,133
7/31/1997                         11,749                   10,284
8/31/1997                         10,541                    8,975
9/30/1997                         10,932                    9,224
10/31/1997                         9,051                    7,710
11/30/1997                         8,750                    7,429
12/31/1997                         9,106                    7,608
1/31/1998                          8,100                    7,011
2/28/1998                          8,650                    7,743
3/31/1998                          8,887                    8,079
4/30/1998                          9,013                    7,991
5/31/1998                          7,865                    6,896
6/30/1998                          7,040                    6,173
7/31/1998                          7,376                    6,368
8/31/1998                          5,170                    4,527
9/30/1998                          5,374                    4,814
10/31/1998                         5,718                    5,321
11/30/1998                         6,210                    5,764
12/31/1998                         5,920                    5,680
1/31/1999                          5,750                    5,589
2/28/1999                          5,607                    5,643
3/31/1999                          6,373                    6,387
4/30/1999                          7,098                    7,177
5/31/1999                          6,944                    7,135
6/30/1999                          7,727                    7,945
7/31/1999                          7,549                    7,729
8/31/1999                          7,569                    7,799
9/30/1999                          7,306                    7,535
10/31/1999                         7,547                    7,696
11/30/1999                         8,399                    8,386
12/31/1999                         9,878                    9,452
1/31/2000                          9,912                    9,509
2/29/2000                         10,183                    9,634
3/31/2000                         10,105                    9,681
4/30/2000                          9,162                    8,763
5/31/2000                          8,947                    8,401
6/30/2000                          9,305                    8,697
7/31/2000                          8,874                    8,250
8/31/2000                          9,236                    8,290
9/30/2000                          8,286                    7,567
10/31/2000                         7,711                    7,018
11/30/2000                         6,865                    6,404
12/31/2000                         7,167                    6,559
1/31/2001                          8,012                    7,462
2/28/2001                          7,250                    6,878
3/31/2001                          6,594                    6,202
4/30/2001                          6,912                    6,509
5/31/2001                          7,248                    6,586
6/30/2001                          6,981                    6,451
7/31/2001                          6,452                    6,044
8/31/2001                          6,339                    5,984
9/30/2001                          5,416                    5,058
10/31/2001                         5,767                    5,372
11/30/2001                         6,473                    5,932
12/31/2001                         6,893                    6,403
1/31/2002                          7,106                    6,620
2/28/2002                          7,174                    6,729
3/31/2002                          7,572                    7,134
4/30/2002                          7,610                    7,180
5/31/2002                          7,510                    7,066
6/30/2002                          6,871                    6,536
7/31/2002                          6,351                    6,039
8/31/2002                          6,383                    6,132
9/30/2002                          5,726                    5,470
10/31/2002                         6,128                    5,825
11/30/2002                         6,543                    6,226
12/31/2002                         6,319                    6,019
1/31/2003                          6,307                    5,993
2/28/2003                          6,109                    5,831
3/31/2003                          5,952                    5,666
4/30/2003                          6,614                    6,170
5/31/2003                          7,069                    6,613
6/30/2003                          7,400                    6,990
7/30/2003                          7,879                    7,428
8/31/2003                          8,382                    7,926
9/30/2003                          8,507                    7,984
10/31/2003                         9,178                    8,664
11/30/2003                         9,389                    8,770
12/31/2003                        10,233                    9,406
1/31/2004                         10,379                    9,740
2/29/2004                         10,899                   10,189
3/31/2004                         11,053                   10,320
4/30/2004                         10,024                    9,476
5/31/2004                          9,853                    9,289
6/30/2004                          9,871                    9,332
7/31/2004                          9,717                    9,167
8/31/2004                         10,149                    9,551
9/30/2004                         10,726                   10,103

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

(6) The chart compares the performance of the WELLS FARGO MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND Select Class shares for the most recent 10 years of the Fund with the MSCI EMF Index.The chart assumes a hypothetical investment of $10,000 in the Select Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY MID CAP GROWTH FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated

FUND MANAGERS                          INCEPTION DATE
     Jerome "Cam" Philpott, CFA             12/30/94
     Stuart Roberts

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 14.73%(1), for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the Russell 2000(R) Index(2), which returned 18.77%, and outperforming its other benchmark, the Russell Midcap(R) Growth Index(3), which returned 13.68% for the same period.

      NII Holdings, which operates the Nextel brand in Mexico and three other Latin American countries, was the Fund's best performing stock for the year, posting excellent results driven by subscriber growth. Additionally, the company should begin to see revenue pick up from Nextel's international direct connect offering.

      Corinthian Colleges, a post-secondary education company, was the Fund's worst performing stock for the year. The company missed earnings expectations due to higher than expected operating costs. This position was trimmed and then liquidated.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Domestic macroeconomic issues, such as improving payroll numbers in late 2003, along with strong corporate profits and a pick up in merger and acquisition activity, had a profound market impact. These factors helped to boost market sentiment and post positive results. Anticipation that the Federal Reserve Board (the Fed) would raise interest rates caused a mood change in late winter and early spring of 2004, causing equity prices to slide. The Fed, in fact, did raise rates by a quarter of a point twice during summer of 2004. Additionally, rising oil prices reinforced anxieties of potentially lower earnings. Investors were concerned that high energy prices combined with higher interest rates could limit consumers' disposable incomes and lead to lower discretionary spending. Finally, the political headwind persisted with the current administration suffering from negative news out of Iraq and continued terrorist threats, including concerns that the terrorists would target the Democratic National Convention, the Olympics or the Republican National Convention.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      There were no major shifts in our strategy for the period. We reduced the Fund's weighting in the consumer discretionary, energy, financials and the technology sectors while adding to positions in health care, telecommunications and industrials.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The market's fear of the future compressed valuations during the third quarter of 2004. In the Fund's portfolio, a significant number of companies reported better than expected results yet lagged the benchmark. We continue to view these positions as potential sources of performance for future periods because, over time, fundamentals should ultimately be reflected in stocks prices. In the meantime, we will continue to do what we have always done--focus on individual companies with a thorough bottom-up analysis. Overall, we are optimistic about the upcoming reporting season.

      STOCKS OF MEDIUM-SIZED COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID, IN PART BECAUSE THE ISSUERS MAY BE MORE VULNERABLE TO ADVERSE BUSINESS OR ECONOMIC EVENTS, THAN THE STOCKS OF LARGER, MORE ESTABLISHED COMPANIES. IN PARTICULAR, MEDIUM-SIZED COMPANIES MAY HAVE LIMITED PRODUCT LINES, MARKETS AND FINANCIAL RESOURCES, AND MAY DEPEND UPON A RELATIVELY SMALL MANAGEMENT GROUP. SOME OF THE MEDIUM-SIZED COMPANIES IN WHICH WE INVEST MAY HAVE MORE AGGRESSIVE CAPITAL STRUCTURES, INCLUDING HIGHER DEBT LEVELS, OR ARE INVOLVED IN RAPIDLY GROWING OR CHANGING INDUSTRIES, AND/OR NEW TECHNOLOGIES.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO MONTGOMERY MID CAP GROWTH FUND.

(1) The Fund's Adviser has committed through January 31, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

Performance shown for the Class A, Class B and Class C shares of the WELLS FARGO MONTGOMERY MID CAP GROWTH FUND for periods prior to June 9, 2003, reflects the performance of the Class R shares of the Montgomery Mid Cap Fund (the accounting survivor of a merger of the Montgomery Mid Cap Fund and the WELLS FARGO MONTGOMERY MID CAP GROWTH FUND), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the Wells Fargo Funds". Performance shown for the Class A shares reflects the performance of the predecessor fund's Class R shares, adjusted to reflect applicable sales charges. Performance shown for the Class B and Class C shares reflects the performance of the predecessor fund's Class R shares, adjusted to reflect each Class's fees and expenses.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index,which represents approximately 8% of the total market capitalization of the Russell 3000" Index.You cannot directly invest in an index.

(3) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to book ratios and higher forecasted growth values.You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution and portfolio characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                           Including Sales Charge             Excluding Sales Charge
                                      -----------------------------------  ------------------------------------
                                                                  Life of                               Life of
                                      6-Month*   1-Year  5-Year    Fund     6-Month*  1-Year   5-Year    Fund
                                      --------   ------  ------  --------  --------   -------  ------   -------
WELLS FARGO MONTGOMERY MID CAP
   GROWTH FUND - Class A              (10.21)     8.14    2.43     8.02      (4.73)    14.73    3.65      8.68
WELLS FARGO MONTGOMERY MID CAP
   GROWTH FUND - Class B              (10.02)     8.83    2.55     7.89      (5.02)    13.83    2.91      7.89
WELLS FARGO MONTGOMERY MID CAP
   GROWTH FUND - Class C               (6.02)    13.06    2.91     7.89      (5.02)    14.06    2.91      7.89
Benchmarks
   The Russell 2000(R) Index                                                 (2.40)    18.77    7.41     10.35
   Russell Midcap(R) Growth Index                                            (3.32)    13.68    0.63     10.05

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Sirva Incorporated                                                         3.39%
Alliance Data Systems Corporation                                          3.07%
CB Richard Ellis Group Incorporated Class A                                3.05%
NII Holdings Incorporated Class B                                          2.89%
Perkinelmer Incorporated                                                   2.82%
Masco Corporation                                                          2.58%
Marvel Enterprises Incorporated                                            2.52%
Hughes Supply Incorporated                                                 2.32%
Laureate Education Incorporated                                            2.29%
Gtech Holdings Corporation                                                 2.29%

SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (17%)
Energy                                                                      (2%)
Financial Services                                                          (7%)
Health Care                                                                (18%)
Industrials                                                                (26%)
Information Technology                                                     (20%)
Telecommunications Services                                                 (5%)
Cash                                                                        (5%)

FUND CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.28
Price to Earnings (trailing 12 months)                                     30.7x
Price to Book Ratio                                                         3.2x
Median Market Cap.($B)                                                  $  3.00
Portfolio Turnover(6)                                                       180%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Wells Fargo Montgomery
                     Mid Cap Growth        Russell 2000(R)   Russell Midcap(R)
DATE                 Fund - Class A             Index         Growth Index
-----------      ----------------------     ------------     --------------
12/30/1994                  9,425              10,000           10,000
12/31/1994                  9,425              10,000           10,000
1/31/1995                   9,504               9,874           10,120
2/28/1995                   9,621              10,285           10,659
3/31/1995                   9,951              10,462           11,081
4/30/1995                  10,069              10,694           11,175
5/31/1995                  10,171              10,878           11,450
6/30/1995                  10,799              11,442           11,971
7/31/1995                  11,389              12,101           12,724
8/31/1995                  11,585              12,352           12,864
9/30/1995                  11,758              12,573           13,150
10/31/1995                 11,365              12,011           12,818
11/30/1995                 11,849              12,516           13,390
12/31/1995                 12,126              12,846           13,398
1/31/1996                  12,055              12,832           13,634
2/29/1996                  12,404              13,232           14,150
3/31/1996                  12,809              13,502           14,261
4/30/1996                  13,904              14,224           14,951
5/31/1996                  14,928              14,785           15,256
6/30/1996                  14,142              14,177           14,795
7/31/1996                  12,690              12,940           13,646
8/31/1996                  13,269              13,691           14,384
9/30/1996                  13,745              14,227           15,297
10/31/1996                 13,707              14,008           15,118
11/30/1996                 14,011              14,585           16,009
12/31/1996                 14,445              14,967           15,739
1/31/1997                  15,094              15,266           16,435
2/28/1997                  14,215              14,897           16,074
3/31/1997                  13,659              14,194           15,165
4/30/1997                  13,608              14,233           15,537
5/31/1997                  15,146              15,818           16,929
6/30/1997                  16,231              16,496           17,398
7/31/1997                  17,136              17,263           19,063
8/31/1997                  17,973              17,658           18,877
9/30/1997                  19,246              18,951           19,832
10/31/1997                 18,622              18,119           18,839
11/30/1997                 18,298              18,001           19,037
12/31/1997                 18,353              18,316           19,287
1/31/1998                  18,407              18,027           18,940
2/28/1998                  19,835              19,359           20,721
3/31/1998                  20,675              20,157           21,589
4/30/1998                  20,666              20,268           21,882
5/31/1998                  19,853              19,175           20,982
6/30/1998                  19,762              19,215           21,576
7/31/1998                  18,398              17,659           20,652
8/31/1998                  15,633              14,230           16,710
9/30/1998                  16,356              15,344           17,974
10/31/1998                 17,431              15,970           19,297
11/30/1998                 18,434              16,807           20,599
12/31/1998                 19,810              17,847           22,732
1/31/1999                  18,843              18,084           23,414
2/28/1999                  17,121              16,620           22,269
3/31/1999                  17,207              16,879           23,509
4/30/1999                  18,078              18,391           24,580
5/31/1999                  17,791              18,660           24,264
6/30/1999                  18,958              19,503           25,958
7/31/1999                  18,365              18,969           25,132
8/31/1999                  17,561              18,267           24,870
9/30/1999                  17,743              18,270           24,659
10/31/1999                 18,575              18,345           26,565
11/30/1999                 20,384              19,441           29,316
12/31/1999                 23,541              21,641           34,393
1/31/2000                  22,378              21,293           34,386
2/29/2000                  25,617              24,808           41,615
3/31/2000                  26,530              23,173           41,657
4/30/2000                  25,182              21,778           37,614
5/31/2000                  24,030              20,509           34,872
6/30/2000                  27,008              22,297           38,572
7/31/2000                  25,845              21,579           36,129
8/31/2000                  30,182              23,226           41,578
9/30/2000                  29,312              22,543           39,545
10/31/2000                 27,986              21,537           36,839
11/30/2000                 24,421              19,325           28,834
12/31/2000                 26,979              20,986           30,352
1/31/2001                  26,767              22,079           32,086
2/28/2001                  23,523              20,631           26,536
3/31/2001                  21,094              19,622           22,738
4/30/2001                  23,425              21,156           26,528
5/31/2001                  23,914              21,677           26,403
6/30/2001                  23,833              22,424           26,417
7/31/2001                  22,561              21,211           24,636
8/31/2001                  21,257              20,526           22,850
9/30/2001                  18,600              17,763           19,074
10/31/2001                 18,633              18,802           21,079
11/30/2001                 19,741              20,258           23,348
12/31/2001                 20,521              21,508           24,236
1/31/2002                  19,400              21,284           23,449
2/28/2002                  18,822              20,701           22,119
3/31/2002                  20,142              22,365           23,807
4/30/2002                  19,726              22,569           22,547
5/31/2002                  18,695              21,567           21,874
6/30/2002                  17,520              20,497           19,460
7/31/2002                  15,441              17,402           17,570
8/31/2002                  15,513              17,358           17,508
9/30/2002                  14,609              16,112           16,117
10/31/2002                 15,115              16,629           17,366
11/30/2002                 15,766              18,113           18,725
12/31/2002                 14,663              17,104           17,594
1/31/2003                  14,428              16,630           17,421
2/28/2003                  14,175              16,128           17,270
3/31/2003                  14,591              16,336           17,591
4/30/2003                  15,857              17,884           18,789
5/31/2003                  17,050              19,803           20,597
6/30/2003                  17,338              20,162           20,891
7/31/2003                  17,919              21,424           21,637
8/31/2003                  18,973              22,405           22,829
9/30/2003                  18,501              21,991           22,386
10/31/2003                 19,918              23,838           24,190
11/30/2003                 20,318              24,684           24,838
12/31/2003                 20,245              25,185           25,109
1/31/2004                  21,372              26,278           25,938
2/29/2004                  21,808              26,515           26,373
3/31/2004                  22,281              26,761           26,323
4/30/2004                  21,299              25,397           25,580
5/31/2004                  22,026              25,800           26,184
6/30/2004                  22,426              26,887           26,600
7/31/2004                  20,536              25,077           24,839
8/31/2004                  19,991              24,949           24,534
9/30/2004                  21,227              26,119           25,449

--------------------------------------------------------------------------------
(6) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

(7) The chart compares the performance of the WELLS FARGO MONTGOMERY MID CAP GROWTH FUND Class A shares for the life of the Fund with the Russell 2000(R) Index and the Russell Midcap(R) Growth Index.The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MONTGOMERY SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO MONTGOMERY SMALL CAP FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated

FUND MANAGERS                          INCEPTION DATE
     Jerome "Cam" Philpott, CFA             7/13/90
     Stuart Roberts

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 13.03%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the Russell 2000(R) Index(2), which returned 18.77%, and outperforming its other benchmark, the Russell 2000(R) Growth Index(3), which returned 11.92% over the same period.

      Kroll Inc. (risk consulting) was the Fund's top performing holding. The revenues of Kroll's diverse business lines grew faster than anticipated and it announced that Marsh & McLennan (risk and insurance) had offered to acquire the company for cash at roughly a 30% premium. Corinthian Colleges, a post-secondary education company, was the Fund's worst performing stock for the year. The company missed earnings expectations due to higher than expected operating costs. This position was trimmed and then liquidated.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The markets were extremely volatile during the reporting period as investors focused on a myriad of events. Domestic macroeconomic issues, such as improving payroll numbers in late 2003, were a crucial shift that we witnessed along with strong corporate profits and a pick up in merger and acquisition activity. These factors helped to boost market sentiment and and contributed to the Fund's positive performance. Anticipation that the Federal Reserve Board (the Fed) would raise interest rates caused a mood change in late winter 2003 and early spring of 2004, resulting in sliding equity prices. The Fed continued to raise rates by a quarter of a point two more times during the summer of 2004. Investors were concerned that high energy prices combined with higher interest rates could limit consumers' disposable incomes and lead to lower discretionary spending. Oil traded over $50 a barrel by the end of the period and, at first, investors believed that the commodity's move was tied to potential terrorism rather than underlying supply and demand--yet oil prices did not retreat. Finally, the political headwind persisted with the current administration suffering from negative news out of Iraq and continued terrorist threats. The market became extremely concerned that the terrorists would target the Democratic National Convention, the Olympics, or the Republican National Convention. Presidential elections usually have less market impact after the fact than during the campaign, so we expect that this uncertainty will subside by November.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      There were no major shifts in our strategy for the period. We reduced the Fund's weighting in the consumer discretionary and energy sector while adding to positions in health care, consumer staples, telecommunications and industrials.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The market's fear of the future compressed valuations during the third quarter of 2004. In the portfolio, a significant number of companies reported better than expected results yet lagged the benchmark. We continue to view these holdings as sources of potential performance for future periods because, over time, fundamentals could ultimately be reflected in stocks prices. In the meantime, we will continue to do what we have always done--focus on individual companies with a thorough bottom-up analysis. Overall, we are optimistic about the upcoming reporting season.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHER, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO MONTGOMERY SMALL CAP FUND.

(1) The Fund's Adviser has committed through January 31, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A,Class B,Class C and Institutional Class shares of the WELLS FARGO MONTGOMERY SMALL CAP FUND for periods prior to June 9,2003,reflects the performance of the Class R shares of the Montgomery Small Cap Fund (the accounting survivor of a merger of the Montgomery Small Cap Fund's Class P and Class R and the WELLS FARGO MONTGOMERY SMALL CAP FUND'S Class A), its predecessor fund. Effective at the close of business on June 6, 2003, certain of the Montgomery Funds were reorganized into certain of the WELLS FARGO FUNDS(R). Performance shown the Class A shares reflects the performance of the predecessor fund's Class R shares, adjusted to reflect applicable sales charges.Performance shown for the Class B and Class C shares of the Fund for periods prior to June 9,2003,reflects the performance of the predecessor fund's Class R shares,adjusted to reflect each Class's fees and expenses.Performance shown for the Institutional Class shares of the Fund for periods prior to June 9,2003,reflects the performance of the predecessor fund's Class R shares,and includes expenses that are not applicable to the Institutional Class shares.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000" Index,which represents approximately 8% of the total market capitalization of the Russell 3000 Index.You cannot invest directly in an index.

(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Sector distribution and portfolio characteristics are subject to change.

(6) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                              Including Sales Charge                 Excluding Sales Charge
                                                      ------------------------------------   ------------------------------------
                                                      6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                      --------   ------   ------   -------   --------   ------   ------   -------
WELLS FARGO MONTGOMERY SMALL CAP FUND -   Class A     (14.49)     6.53    (1.35)    5.52      (9.27)    13.03    (0.18)    6.14
WELLS FARGO MONTGOMERY SMALL CAP FUND -   Class B     (14.59)     7.22    (1.35)    5.35      (9.59)    12.22    (0.93)    5.35
WELLS FARGO MONTGOMERY SMALL CAP FUND -   Class C     (10.57)    11.31    (0.89)    5.37      (9.57)    12.31    (0.89)    5.37
WELLS FARGO MONTGOMERY
   SMALL CAP FUND - Institutional Class                                                       (9.09)    13.35    (0.12)    6.17
Benchmarks
   Russell 2000(R) Index                                                                      (2.40)    18.77     7.41     9.87
   Russell 2000(R) Growth Index                                                               (5.92)    11.92    (0.68)    5.55

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Sirva Incorporated                                                         3.43%
NII Holdings Incorporated Class B                                          2.95%
Navigant Consulting Incorporated                                           2.94%
Marvel Enterprises Incorporated                                            2.56%
Alliance Data Systems Corporation                                          2.54%
Hughes Supply Incorporated                                                 2.35%
Laureate Education Incorporated                                            2.32%
CB Richard Ellis Group Incorporated Class A                                2.22%
Andrx Corporation                                                          2.17%
Perkinelmer Incorporated                                                   2.16%

SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (1%)
Energy                                                                      (2%)
Financials                                                                  (5%)
Health Care                                                                (23%)
Capital Goods                                                               (9%)
Commercial Services                                                        (13%)
Transportation                                                              (6%)
Information Technology                                                     (25%)
Telecommunication Services                                                  (4%)
Cash                                                                        (2%)

FUND CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.54
Price to Earnings Ratio (trailing 12 months)                              42.70x
Price to Book Ratio 3.13x
Median Market Cap. ($B)                                                  $ 0.90
Portfolio Turnover(6)                                                       171%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo Montgomery     Wells Fargo Montgomery      Russell 2000(R)    Russell 2000(R)
             Small Cap Fund - Class A   Small Cap Fund - Class I      Growth Index          Index
             ------------------------   ------------------------      ------------      ------------
9/30/1994               9,425                     10,000                10000.00          10000.00
10/31/1994              9,330                      9,899                10108.00           9961.00
11/30/1994              8,909                      9,453                 9698.63           9558.58
12/31/1994              8,921                      9,465                 9928.48           9815.70
1/31/1995               8,909                      9,453                 9726.94           9692.02
2/28/1995               9,225                      9,788                10175.35          10095.21
3/31/1995               9,464                     10,041                10473.48          10268.85
4/30/1995               9,446                     10,022                10631.63          10496.82
5/31/1995               9,631                     10,218                10770.91          10677.36
6/30/1995              10,203                     10,825                11513.02          11231.52
7/31/1995              10,829                     11,490                12409.89          11878.45
8/31/1995              11,330                     12,021                12562.53          12124.34
9/30/1995              11,545                     12,249                12821.32          12341.36
10/31/1995             10,954                     11,623                12190.51          11789.70
11/30/1995             11,316                     12,006                12728.11          12284.87
12/31/1995             12,054                     12,789                13010.68          12609.19
1/31/1996              12,034                     12,769                12902.69          12595.32
2/29/1996              12,503                     13,265                13491.05          12988.30
3/31/1996              13,076                     13,874                13758.17          13253.26
4/30/1996              13,881                     14,728                14814.80          13962.31
5/31/1996              14,679                     15,574                15574.80          14512.42
6/30/1996              14,210                     15,077                14562.44          13915.96
7/31/1996              13,208                     14,014                12784.36          12701.10
8/31/1996              13,709                     14,546                13730.41          13439.03
9/30/1996              14,435                     15,315                14437.52          13964.50
10/31/1996             14,120                     14,982                13815.26          13749.44
11/30/1996             14,491                     15,375                14199.33          14315.92
12/31/1996             14,307                     15,180                14476.22          14691.00
1/31/1997              14,579                     15,469                14838.12          14984.82
2/28/1997              13,747                     14,586                13941.90          14622.19
3/31/1997              12,636                     13,406                12957.60          13932.02
4/30/1997              12,325                     13,076                12807.29          13971.03
5/31/1997              14,237                     15,106                14732.23          15526.00
6/30/1997              15,178                     16,104                15231.65          16192.07
7/31/1997              16,026                     17,003                16011.51          16945.00
8/31/1997              16,127                     17,111                16491.86          17333.04
9/30/1997              17,799                     18,884                17807.91          18601.82
10/31/1997             17,270                     18,323                16737.65          17785.20
11/30/1997             17,153                     18,200                16339.30          17669.60
12/31/1997             17,721                     18,802                16349.10          17978.81
1/31/1998              16,909                     17,941                16131.66          17694.75
2/28/1998              18,750                     19,894                17556.08          19002.39
3/31/1998              19,806                     21,014                18291.68          19785.29
4/30/1998              19,571                     20,765                18403.26          19894.11
5/31/1998              18,190                     19,300                17065.34          18821.82
6/30/1998              18,705                     19,846                17239.41          18861.34
7/31/1998              17,045                     18,084                15799.92          17333.57
8/31/1998              12,434                     13,192                12153.30          13967.39
9/30/1998              12,650                     13,422                13385.64          15061.04
10/31/1998             13,471                     14,293                14084.37          15675.53
11/30/1998             14,726                     15,624                15177.32          16496.93
12/31/1998             16,317                     17,312                16550.87          17518.09
1/31/1999              16,414                     17,415                17295.66          17751.08
2/28/1999              14,996                     15,910                15713.10          16313.24
3/31/1999              15,299                     16,232                16272.49          16567.73
4/30/1999              16,273                     17,266                17709.35          18052.20
5/31/1999              16,371                     17,369                17737.69          18315.76
6/30/1999              17,930                     19,024                18672.46          19143.63
7/31/1999              17,973                     19,070                18095.48          18619.10
8/31/1999              17,897                     18,989                17418.71          17930.19
9/30/1999              17,259                     18,311                17754.89          17933.77
10/31/1999             19,305                     20,483                18209.42          18007.30
11/30/1999             20,734                     21,999                20134.16          19082.34
12/31/1999             25,423                     26,974                23683.81          21242.46
1/31/2000              25,044                     26,572                23463.55          20900.46
2/29/2000              29,461                     31,259                28923.51          24351.12
3/31/2000              27,447                     29,122                25883.65          22746.38
4/30/2000              24,199                     25,676                23269.40          21377.05
5/31/2000              20,637                     21,896                21231.00          20130.77
6/30/2000              24,048                     25,515                23974.05          21886.17
7/31/2000              22,348                     23,711                21919.47          21181.44
8/31/2000              25,174                     26,709                24225.40          22797.58
9/30/2000              24,773                     26,284                23021.40          22127.33
10/31/2000             21,947                     23,286                21152.06          21140.45
11/30/2000             17,952                     19,047                17310.85          18969.33
12/31/2000             19,033                     20,194                18370.27          20598.79
1/31/2001              18,890                     20,042                19856.43          21671.99
2/28/2001              17,666                     18,744                17134.11          20250.31
3/31/2001              16,411                     17,412                15576.62          19260.07
4/30/2001              17,841                     18,929                17483.20          20766.21
5/31/2001              18,604                     19,739                17888.81          21277.05
6/30/2001              18,826                     19,975                18398.64          22011.11
7/31/2001              17,730                     18,811                16829.24          20820.31
8/31/2001              16,364                     17,362                15777.41          20147.82
9/30/2001              14,266                     15,137                13230.93          17435.92
10/31/2001             14,616                     15,508                14503.75          18455.92
11/30/2001             15,760                     16,721                15714.44          19884.41
12/31/2001             16,625                     17,640                16692.80          21111.28
1/31/2002              15,407                     16,347                16098.94          20891.72
2/28/2002              14,301                     15,173                15056.95          20319.29
3/31/2002              15,695                     16,653                16365.69          21952.96
4/30/2002              15,744                     16,704                16011.60          22152.73
5/31/2002              14,605                     15,496                15075.40          21169.15
6/30/2002              13,804                     14,646                13797.04          20119.16
7/31/2002              11,848                     12,570                11676.54          17081.17
8/31/2002              11,880                     12,605                11671.11          17038.46
9/30/2002              11,495                     12,196                10828.08          15815.10
10/31/2002             12,056                     12,792                11375.78          16322.77
11/30/2002             12,569                     13,336                12503.54          17778.76
12/31/2002             11,719                     12,434                11641.25          16788.48
1/31/2003              11,383                     12,077                11324.99          16323.44
2/28/2003              11,303                     11,992                11022.99          15830.47
3/31/2003              11,495                     12,196                11189.86          16034.68
4/30/2003              12,633                     13,404                12248.87          17554.77
5/31/2003              13,788                     14,629                13629.21          19438.40
6/30/2003              14,317                     15,207                13891.87          19790.23
7/31/2003              15,022                     15,939                14942.05          21029.10
8/31/2003              15,663                     16,619                15744.44          21992.24
9/30/2003              15,134                     16,058                15346.11          21585.38
10/31/2003             16,673                     17,708                16671.84          23398.55
11/30/2003             17,218                     18,286                17215.40          24229.20
12/31/2003             17,331                     18,405                17292.37          24721.05
1/31/2004              18,341                     19,477                18200.80          25793.95
2/29/2004              18,325                     19,460                18172.65          26026.09
3/31/2004              18,854                     20,021                18257.58          26268.13
4/30/2004              17,940                     19,068                17341.05          24928.46
5/31/2004              18,645                     19,817                17686.14          25324.82
6/30/2004              18,918                     20,123                18275.09          26391.00
7/31/2004              16,754                     17,810                16633.99          24614.88
8/31/2004              16,064                     17,078                16276.36          24489.35
9/30/2004              17,106                     18,201                17176.44          25637.90

--------------------------------------------------------------------------------

(7) The chart compares the performance of the WELLS FARGO MONTGOMERY SMALL CAP FUND Class A and Institutional Class shares for the most recent 10 years with the Russell 2000(R) Index and Russell 2000 Growth(R) Index.The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo SIFE Specialized Financial Services Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated

FUND MANAGER                           INCEPTION DATE
     Michael J. Stead                       07/02/62

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.11%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 13.86% for the same period. The Fund's Class A shares distributed $0.03 per share in dividend income and $0.85 in capital gains during the period.

      During the 12-month period, the Fund's best-performing holdings were New York Community Bancorp, SouthTrust Bank, Goldman Sachs and AIG. The Fund's worst-performing holdings for the period were Washington Mutual, Friedman Billings Ramsey, Merrill Lynch and State Street Bank.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Overall, banks showed strong deposit growth, improving-to-stable credit and lower expenses. A number of banks that released loan loss reserves as nonperforming assets declined, helping the companies to meet consensus estimates. The merger announcements of BankAmerica with FleetBoston, JP Morgan Chase with Bank One, SunTrust with National Commerce Finance, Wachovia with SouthTrust and Royal Bank of Scotland with Chartered Financial caused some regional banks to trade with takeout premiums that resulted in their price/earnings (P/E) multiples being higher than large cap banks. Geopolitical issues also weighed on the stock market, causing declines in equity market revenues, which affected investment banking and private client businesses. Ongoing turmoil in Iraq and continuing terror threats caused retail investors to stay on the sidelines, which dampened transactional revenues for some financial institutions. Also, concerns regarding the upcoming election and the resulting fiscal policies have added a measure of uncertainty to the economy.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We sold the Fund's holdings in regional banks, namely, Banknorth, Charter One, Hibernia, Sovereign, Umpqua and UnionBancal. During the period, we increased the Fund's exposure to the insurance sub-sector, buying Allstate, Conseco, Hartford, National Financial Partners, Metlife and Prudential.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Currently, we believe there is relative value in large cap banks, as they are more diversified than regional banks in terms of revenue streams and loan portfolio mix. We are still waiting for the handoff from consumer banking to commercial lending to take place. Currently, many corporations are flushed with cash and have low demand for bank loans. Furthermore, the sustained period of low interest rates has given many companies the opportunity to lock in low-cost commitments on long-term debt. We think commercial and market-sensitive businesses could accelerate as the economy recovers, while consumer-based businesses may remain steady but post lower relative growth. We believe strong capital market activity may add meaningful revenue growth in the coming months. Further, an improving economy could boost commercial credit demand resulting in increased commercial and industrial loans for banks.

      THE WELLS FARGO SIFE SPECIALIZED FINANCIAL SERVICES FUND FOCUSES ON THE FINANCIAL SERVICES SECTOR. BECAUSE OF THE FUND'S FOCUS IN THE FINANCIAL SERVICES SECTOR, IT WILL BE MORE SUSCEPTIBLE THAN OTHER FUNDS THAT DO NOT CONCENTRATE THEIR INVESTMENTS TO MARKET AND OTHER CONDITIONS AFFECTING A SINGLE GROUP OF INDUSTRIES. THE FINANCIAL SERVICES SECTOR INVOLVES ADDITIONAL RISKS BECAUSE THE SECTOR MAY BE MORE IMPACTED BY CHANGING INTEREST RATES AND/OR ECONOMIC CONDITIONS AND IS GENERALLY SUBJECT TO GREATER REGULATION THAN OTHER INDUSTRIES IN THE OVERALL STOCK MARKETS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo SIFE Specialized Financial Services Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo SIFE Specialized Financial Services Fund for periods prior to February 25, 2002, reflects performance of the Class A,Class B and Class C of the SIFE Trust Fund,its predecessor fund.Effective at the close of business on February 22,2002,the SIFE Trust Fund was reorganized into the Wells Fargo Funds(R). Performance shown for the Class A shares prior to February 25, 2002, reflects the performance of the predecessor portfolio's Class A-1 shares. Performance shown for the Class B and Class C shares of the Fund for the period form May 1, 1997, to February 22, 2002, reflects the performance of the Class A shares adjusted to reflect each Class's fees and expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                              Including Sales Charge                  Excluding Sales Charge
                                                      --------------------------------------   -----------------------------------
                                                      6-Month*   1-Year   5-Year    10-Year     6-Month* 1-Year   5-Year   10-Year
                                                      --------   ------   ------    -------    --------  ------   ------   -------
Wells Fargo SIFE Specialized Financial
   Services Fund - Class A                             (9.03)     4.72     4.26      11.69      (3.48)    11.11    5.51     12.35
Wells Fargo SIFE Specialized Financial
   Services Fund - Class B                             (8.78)     5.41     4.25      11.36      (3.78)    10.41    4.59     11.36
Wells Fargo SIFE Specialized Financial
   Services Fund - Class C                             (4.80)     9.45     4.55      11.33      (3.80)    10.45    4.55     11.33
Benchmark
   S&P 500 Index                                                                                (0.18)    13.86   (1.31)    11.08

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Bank Of America Corporation                                                 6.31
Citigroup Incorporated                                                      6.05
Comerica Incorporated                                                       5.83
American International Group Incorporated                                   5.64
Golden West Financial Corporation                                           5.47
Zions Bancorporation                                                        5.38
Cullen/Frost Bankers Incorporated                                           5.00
JP Morgan Chase & Company                                                   4.41
Countrywide Financial Corporation                                           4.19
Compass Bancshares Incorporated                                             4.14

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (1%)
Financial Services                                                         (97%)
Cash                                                                        (2%)


FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.74
Price to Earnings Ratio (trailing 12 months)                              12.50x
Price to Book Ratio                                                        2.15x
Median Market Cap.($B)                                                  $  5.37
Portfolio Turnover(5)                                                       221%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Wells Fargo    SIFE Specialized Financial Services
                S&P 500 Index                      Fund - Class A
                -------------   -----------------------------------------------
9/30/1994            9,425                         10,000
10/31/1994           9,256                         10,225
11/30/1994           8,665                          9,852
12/31/1994           8,604                          9,998
1/31/1995            9,063                         10,258
2/28/1995            9,706                         10,657
3/31/1995            9,797                         10,971
4/28/1995           10,071                         11,294
5/31/1995           10,615                         11,744
6/30/1995           10,848                         12,017
7/31/1995           11,384                         12,415
8/31/1995           11,880                         12,446
9/29/1995           12,222                         12,971
10/31/1995          12,065                         12,925
11/30/1995          12,726                         13,492
12/29/1995          12,900                         13,751
1/31/1996           13,150                         14,219
2/29/1996           13,541                         14,351
3/31/1996           13,758                         14,489
4/30/1996           13,619                         14,702
5/31/1996           13,906                         15,080
6/30/1996           13,818                         15,137
7/31/1996           13,769                         14,468
8/31/1996           14,433                         14,773
9/30/1996           15,069                         15,604
10/31/1996          15,761                         16,034
11/30/1996          16,851                         17,245
12/31/1996          16,429                         16,903
1/31/1997           17,304                         17,960
2/28/1997           18,122                         18,100
3/31/1997           17,022                         17,358
4/30/1997           17,835                         18,392
5/31/1997           18,578                         19,511
6/30/1997           19,189                         20,385
7/31/1997           20,956                         22,005
8/31/1997           20,446                         20,773
9/30/1997           22,128                         21,909
10/31/1997          21,821                         21,178
11/30/1997          22,527                         22,158
12/31/1997          23,789                         22,539
1/31/1998           22,682                         22,787
2/28/1998           24,303                         24,430
3/31/1998           25,448                         25,681
4/30/1998           25,707                         25,943
5/31/1998           24,919                         25,497
6/30/1998           25,548                         26,532
7/31/1998           25,511                         26,251
8/31/1998           19,872                         22,457
9/30/1998           20,912                         23,897
10/31/1998          22,955                         25,840
11/30/1998          23,847                         27,406
12/31/1998          25,010                         28,984
1/31/1999           24,571                         30,196
2/28/1999           24,738                         29,257
3/31/1999           24,617                         30,427
4/30/1999           26,579                         31,604
5/29/1999           25,442                         30,859
6/30/1999           25,924                         32,571
7/31/1999           24,479                         31,554
8/31/1999           23,666                         31,398
9/30/1999           23,103                         30,537
10/31/1999          26,202                         32,471
11/30/1999          24,709                         33,130
12/31/1999          22,897                         35,081
1/31/2000           22,282                         33,320
2/29/2000           19,669                         32,690
3/31/2000           22,536                         35,887
4/30/2000           21,654                         34,807
5/31/2000           23,436                         34,094
6/30/2000           21,309                         34,936
7/31/2000           22,417                         34,391
8/31/2000           24,935                         36,526
9/30/2000           25,335                         34,598
10/31/2000          25,380                         34,452
11/30/2000          24,898                         31,738
12/31/2000          27,693                         31,893
1/31/2000           28,218                         33,025
2/28/2000           27,136                         30,017
3/31/2000           26,274                         28,117
4/30/2001           26,609                         30,298
5/31/2001           28,030                         30,501
6/30/2001           28,174                         29,760
7/31/2001           28,270                         29,469
8/31/2001           26,997                         27,627
9/30/2001           25,698                         25,397
10/31/2001          24,591                         25,882
11/30/2001          26,199                         27,868
12/31/2001          26,892                         28,113
1/31/2002           26,942                         27,702
2/28/2002           26,824                         27,168
3/31/2002           28,726                         28,189
4/30/2002           28,575                         26,481
5/31/2002           28,488                         26,288
6/30/2002           27,535                         24,416
7/31/2002           25,379                         22,514
8/31/2002           25,960                         22,660
9/30/2002           23,410                         20,199
10/31/2002          23,725                         21,975
11/30/2002          24,167                         23,267
12/31/2002          23,210                         21,901
1/31/2003           22,766                         21,330
2/28/2003           22,322                         21,010
3/31/2003           22,355                         21,211
4/30/2003           24,648                         22,959
5/31/2003           26,113                         24,167
6/30/2003           26,367                         24,476
7/31/2003           27,132                         24,907
8/31/2003           27,132                         25,393
9/30/2003           27,183                         25,124
10/31/2003          28,969                         26,543
11/30/2003          29,097                         26,777
12/31/2003          29,977                         28,180
1/31/2004           30,761                         28,698
2/29/2004           31,703                         29,097
3/31/2004           31,290                         28,658
4/30/2004           29,482                         28,208
5/31/2004           30,032                         28,594
6/30/2004           29,999                         29,149
7/31/2004           29,684                         28,184
8/31/2004           30,157                         28,297
9/30/2004           30,202                         28,603

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(4) Portfolio holdings and characteristics are subject to change.

(5) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

(6) The chart compares the performance of the Wells Fargo SIFE Specialized Financial Services Fund Class A shares for the most recent ten years of the Fund with the S&P 500 Index.The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,          Wells Capital Management
     LLC                                    Incorporated

FUND MANAGERS                          INCEPTION DATE
     Jerome "Cam" Philpott, CFA             11/01/94
     Allen J. Ayvazian

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 13.88%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming the Russell 2000(R) Index(2), which returned 18.77% for the same period.

      Kroll Inc. (risk consulting) was the Fund's top performing holding. Kroll's diverse business lines grew revenues faster than anticipated and it announced that Marsh & McLennan (risk and insurance) had offered to acquire the company for cash at roughly a 30% premium. Corinthian Colleges, a post-secondary education company, was our worst performing stock for the year. The company missed earnings expectations due to higher than expected operating costs. This position was trimmed and then liquidated.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The markets were extremely volatile during the reporting period as investors focused on a myriad of events. Domestic macroeconomic issues, such as improving payroll numbers in late 2003, were a crucial shift that we witnessed along with strong corporate profits and a pick up in merger and acquisition activity. These factors helped to boost market sentiment and post positive results for the Fund. Anticipation that the Federal Reserve Board (the Fed) would raise interest rates caused a mood change in late winter 2003 and early spring of 2004, which resulted in sliding equity prices. The Fed raised rates by a quarter of a point twice during the summer of 2004. Investors were concerned that high energy prices combined with higher interest rates could limit consumers' disposable incomes and lead to lower discretionary spending. Oil traded over $50 a barrel by the end of the period and, at first, investors believed that the commodity's move was tied to potential terrorism rather than underlying supply and demand--yet oil prices did not retreat. Finally, the political headwind persisted with the current administration suffering from negative news out of Iraq and continued terrorist threats, including concerns that the terrorists would target the Democratic National Convention, the Olympics, or the Republican National Convention. Since presidential elections usually have less market impact after the fact than during the campaign, we expect that any related uncertainty will subside by November.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      There were no major shifts in the Fund's strategy for the period. We reduced the Fund's weighting in the consumer discretionary and energy sectors while adding to positions in the health care, consumer staples, telecommunications and industrials sectors.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The market's fear of the future regarding the direction and outcome of various market and political events compressed valuations during the third quarter of 2004. In the portfolio, a significant number of companies reported better than expected results yet lagged the benchmark. We continue to view these holdings as sources of potential performance for future periods because, over time, fundamentals could ultimately be reflected in stocks prices. In the meantime, we will continue to do what we have always done--focus on individual companies with a thorough bottom-up analysis. Overall, we are optimistic about the upcoming reporting season.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHERMORE, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Small Cap Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Class A shares of the Fund for periods prior to September 16,1996,reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16,1996,reflects performance of the shares of the predecessor portfolio,with expenses adjusted to reflect Class B sales charges and expenses.Performance shown for the Class C shares of the Fund for periods prior to December 15,1997,reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index,which represents approximately 8% of the total market capitalization of the Russell 3000" Index.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                               Including Sales Charge                Excluding Sales Charge
                                                         ------------------------------------   ------------------------------------
                                                                                    Life of                                 Life of
                                                         6-Month*  1-Year  5-Year    Fund       6-Month*  1-Year    5-Year   Fund
                                                         --------  ------  ------   -------     --------  ------   ------   -------
Wells Fargo Small Cap Growth Fund - Class A              (14.43)    7.34   (5.29)     8.76       (9.22)    13.88    (4.16)    9.41
Wells Fargo Small Cap Growth Fund - Class B              (14.53)    8.05   (5.37)     8.65       (9.53)    13.05    (4.87)    8.65
Wells Fargo Small Cap Growth Fund - Class C              (10.48)   12.06   (4.88)     8.64       (9.48)    13.06    (4.88)    8.64
Wells Fargo Small Cap Growth Fund - Institutional Class                                          (9.06)    14.24    (3.97)    9.97
   Benchmark
      Russell 2000(R) Index                                                                      (5.92)    18.77     7.41    10.00

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Sirva Incorporated                                                         3.69%
Navigant Consulting Incorporated                                           3.00%
NII Holdings Incorporated Class B                                          2.96%
Marvel Enterprises Incorporated                                            2.61%
Alliance Data Systems Corporation                                          2.58%
Hughes Supply Incorporated                                                 2.39%
Laureate Education Incorporated                                            2.37%
Perkinelmer Incorporated                                                   2.26%
CB Richard Ellis Group Incorporated Class A                                2.22%
Andrx Corporation                                                          2.18%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (1%)
Energy                                                                      (2%)
Financials                                                                  (5%)
Health Care                                                                (23%)
Capital Goods                                                               (9%)
Commercial Services                                                        (14%)
Transportation                                                              (6%)
Information Technology                                                     (25%)
Telecommunication Services                                                  (4%)
Cash                                                                        (1%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.54
Price to Earnings Ratio (trailing 12 months)                              42.40x
Price to Book Ratio                                                         3.1x
Median Market Cap. ($B)                                                  $ 0.91
Portfolio Turnover(5)                                                       168%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Wells Fargo Small Cap   Wells Fargo Small Cap    Russell 2000(R)
              Growth Fund - Class A   Growth Fund - Class I         Index
              ---------------------   ---------------------   ------------------
11/1/1994              9,425                  10,000                 10000.00
11/30/1994             9,548                  10,120                  9596.00
12/31/1994             9,943                  10,560                  9853.17
1/31/1995              9,972                  10,590                  9729.02
2/28/1995             10,518                  11,170                 10133.75
3/31/1995             11,074                  11,770                 10307.04
4/30/1995             11,385                  12,100                 10535.85
5/31/1995             11,631                  12,370                 10717.07
6/30/1995             12,856                  13,670                 11273.29
7/31/1995              14260                  15,170                 11922.63
8/31/1995              14288                  15,200                 12169.43
9/30/1995              15174                  16,150                 12387.26
10/31/1995             14703                  15,650                 11833.55
11/30/1995            16,098                  17,150                 12330.56
12/31/1995            16,814                  17,910                 12656.08
1/31/1996             17,144                  18,260                 12642.16
2/29/1996             18,134                  19,320                 13036.60
3/31/1996             18,963                  20,210                 13302.54
4/30/1996             21,489                  22,910                 14014.23
5/31/1996             23,148                  24,680                 14566.39
6/30/1996             21,404                  22,830                 13967.71
7/31/1996             18,266                  19,490                 12748.33
8/31/1996             20,217                  21,580                 13489.01
9/30/1996             20,649                  22,450                 14016.43
10/31/1996            19,260                  20,930                 13800.58
11/30/1996            19,711                  21,430                 14369.16
12/31/1996            20,327                  22,110                 14745.63
1/31/1997             20,631                  22,440                 15040.54
2/28/1997             18,773                  20,430                 14676.56
3/31/1997             17,457                  19,010                 13983.83
4/30/1997             16,519                  18,000                 14022.98
5/31/1997             20,134                  21,940                 15583.74
6/30/1997             21,771                  23,730                 16252.29
7/31/1997             22,636                  24,690                 17008.02
8/31/1997             23,353                  25,470                 17397.50
9/30/1997             25,873                  28,230                 18671.00
10/31/1997            24,016                  26,210                 17851.34
11/30/1997            23,151                  25,280                 17735.31
12/31/1997            22,582                  24,668                 18045.67
1/31/1998             22,211                  24,275                 17760.55
2/28/1998             23,704                  25,921                 19073.06
3/31/1998             25,668                  28,078                 19858.87
4/30/1998             25,598                  28,013                 19968.09
5/31/1998             23,574                  25,812                 18891.81
6/30/1998             24,295                  26,618                 18931.48
7/31/1998             22,111                  24,243                 17398.03
8/31/1998             16,571                  18,174                 14019.34
9/30/1998             17,893                  19,634                 15117.05
10/31/1998            17,893                  19,645                 15733.83
11/30/1998            19,246                  21,138                 16558.28
12/31/1998            21,233                  23,339                 17583.24
1/31/1999             22,371                  24,588                 17817.09
2/28/1999             19,977                  21,973                 16373.91
3/31/1999             21,656                  23,834                 16629.34
4/30/1999             23,693                  26,084                 18119.33
5/29/1999             24,267                  26,732                 18383.87
6/30/1999             26,769                  29,501                 19214.82
7/31/1999             27,094                  29,890                 18688.34
8/31/1999             26,791                  29,548                 17996.87
9/30/1999             28,416                  31,410                 18000.47
10/31/1999            32,338                  35,769                 18074.27
11/30/1999            37,032                  40,968                 19153.30
12/31/1999            46,438                  51,390                 21321.46
1/31/2000             47,053                  52,072                 20978.18
2/29/2000             58,399                  64,642                 24441.68
3/31/2000             50,721                  56,150                 22830.97
4/30/2000             44,273                  48,996                 21456.55
5/31/2000             39,292                  43,489                 20205.63
6/30/2000             49,478                  54,774                 21967.56
7/31/2000             46,426                  51,403                 21260.21
8/31/2000             52,637                  58,273                 22882.36
9/30/2000             51,442                  56,961                 22209.62
10/31/2000            44,308                  49,061                 21219.07
11/30/2000            33,151                  36,709                 19039.87
12/31/2000            35,597                  39,407                 20675.40
1/31/2001             35,799                  39,644                 21752.59
2/28/2001             28,440                  31,505                 20325.62
3/31/2001             24,364                  26,988                 19331.69
4/30/2001             28,253                  31,302                 20843.43
5/31/2001             28,284                  31,336                 21356.18
6/30/2001             28,922                  32,047                 22092.97
7/31/2001             27,133                  30,084                 20897.74
8/31/2001             24,939                  27,664                 20222.74
9/30/2001             20,583                  22,825                 17500.76
10/31/2001            23,026                  25,549                 18524.55
11/30/2001            24,862                  27,580                 19958.36
12/31/2001            26,806                  29,729                 21189.79
1/31/2002             25,437                  28,240                 20969.41
2/28/2002             23,150                  25,702                 20394.85
3/31/2002             25,142                  27,918                 22034.60
4/30/2002             23,990                  26,649                 22235.11
5/31/2002             22,528                  25,008                 21247.87
6/30/2002             20,505                  22,775                 20193.98
7/31/2002             16,585                  18,426                 17144.69
8/31/2002             16,507                  18,341                 17101.83
9/30/2002             15,122                  16,819                 15873.91
10/31/2002            16,289                  18,088                 16383.47
11/30/2002            17,549                  19,492                 17844.87
12/31/2002            16,351                  18,155                 16850.91
1/31/2003             15,620                  17,360                 16384.14
2/28/2003             15,293                  16,988                 15889.34
3/31/2003             15,325                  17,022                 16094.31
4/30/2003             16,927                  18,815                 17620.05
5/31/2003             18,343                  20,389                 19510.69
6/30/2003             19,058                  21,184                 19863.83
7/31/2003             20,008                  22,250                 21107.31
8/31/2003             20,879                  23,231                 22074.02
9/30/2003             20,179                  22,453                 21665.65
10/31/2003             22201                   24720                 23485.57
11/30/2003             22964                   25583                 24319.30
12/31/2003             23181                   25820                 24812.99
1/31/2004              24597                   27394                 25889.87
2/29/2004              24582                   27394                 26122.88
3/31/2004              25313                   28206                 26365.82
4/30/2004              24130                   26886                 25021.16
5/31/2004              25048                   27935                 25419.00
6/30/2004              25437                   28375                 26489.14
7/31/2004              22512                   25109                 24706.42
8/31/2004              21579                   24060                 24580.42
9/30/2004              22979                   25651                 25733.24

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

(6) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Cap Opportunities Fund (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
     Wells Fargo Funds Management,          Schroder Investment Management
     LLC                                    North America Inc.

FUND MANAGER                           INCEPTION DATE
     Jenny B. Jones                         08/01/93

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 25.25%(1) for the 12-month period ended September 30, 2004, outperforming its benchmark, the Russell 2000(R) Index(2), which returned 18.77% for the same period. The Fund distributed no dividend income and $0.96 per share in capital gains during the period.

      The holdings that contributed most to performance were: Immucor (develops and manufactures blood diagnostic equipment); Fisher Scientific (provides products and services to domestic and global scientific research markets); and McAfee (supplies computer security solutions). Stock appreciation was due to better than expected earnings results, analyst upgrades and improving company fundamentals.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Besides strong stock selection, the single factor that most affected the Fund's performance during the period was the return to outperformance by larger, fundamentally sound, earnings-producing small cap companies, many of which the Fund holds. This is in contrast to last year when small cap performance was driven by smaller (micro), riskier non-earnings stocks.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund is overweighted in healthcare as we are finding more non-cyclical growth stocks that are mispriced and, we believe, poised for appreciation. For the short term, the Fund is underweighted in basic materials since we took profits when many of these companies posted positive earnings and hit their price targets. The Fund is also underweighted in financials since commercial loan growth is still slow for small banks, and we believe that consumer demand, with rates up, is tapped out. Turnover during the period resulted primarily from the Fund taking profits in areas like basic materials, and re-deploying those assets in more attractive areas of the market.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We anticipate that the Federal Reserve Board will continue to raise interest rates incrementally into 2005, until they've reached a more normalized level. Historically, higher interest rates have led investors to migrate from small cap stocks to large cap stocks. It is impossible to predict whether we will see this pattern going forward.

      We see a continued upside to the small cap market, at least through the end of 2004, based upon low price/earnings (P/E) valuations in small cap growth stocks across the board and within the Fund's portfolio.

      The Fund is concentrated in larger, fundamentally sound small cap companies. As always, we will continue to apply our "growth at a reasonable price" strategy as we search for companies that are, otherwise, misunderstood or under-followed and which, we believe, possess strong fundamentals and drivers for potential price appreciation.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHERMORE, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through January 31,2005,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      Performance shown for Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund.Effective at the close of business November 5,1999, the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The Russell 2000(R) Index is an unmanaged index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                          Excluding Sales Charge
                                                                     --------------------------------
                                                                     6-Month* 1-Year  5-Year  10-Year
                                                                     -------  ------  ------  -------
Wells Fargo Small Cap Opportunities Fund - Institutional Class          2.80   25.25   15.42    15.94
Benchmark
  The Russell 2000(R) Index                                            (2.40)  18.77    7.41     9.87

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Reinsurance Group Of America Incorporated                                  2.15%
Platinum Underwriters Holdings Limited                                     2.10%
Davita Incorporated                                                        1.88%
Denbury Resources Incorporated                                             1.74%
Perot Systems Corporation Class A                                          1.53%
St. Mary Land & Exploration Company                                        1.44%
Scientific Games Corporation Class A                                       1.44%
Conseco Incorporated                                                       1.39%
DRS Technologies Incorporated                                              1.35%
McAfee Incorporated                                                        1.35%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (15%)
Consumer Staples                                                            (2%)
Energy                                                                      (7%)
Financial Services                                                         (14%)
Health Care                                                                (13%)
Industrials                                                                (15%)
Information Technology                                                     (20%)
Basic Materials                                                             (4%)
Telecommunications Services                                                 (1%)
Utilities                                                                   (2%)
Cash                                                                        (7%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.02
Price to Earnings Ratio (trailing 12 months)                               20.3x
Price to Book Ratio                                                         2.2x
Median Market Cap.($B)                                                   $ 1.02
Portfolio Turnover                                                          113%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                          Wells Fargo Small Cap
                          Opportunities Fund -    Russell 2000(R)
                                 Class I              Index
                          ---------------------   --------------
9/30/1994                         10,000             10000.00
10/31/1994                        10,199              9961.00
11/30/1994                         9,758              9558.58
12/31/1994                        10,030              9815.70
1/31/1995                         10,075              9692.02
2/28/1995                         10,612             10095.21
3/31/1995                         10,934             10268.85
4/30/1995                         11,221             10496.82
5/31/1995                         11,472             10677.36
6/30/1995                         11,964             11231.52
7/31/1995                         12,958             11878.45
8/31/1995                         13,442             12124.34
9/30/1995                         13,908             12341.36
10/31/1995                        13,558             11789.70
11/30/1995                        14,302             12284.87
12/31/1995                        14,953             12609.19
1/31/1996                         14,882             12595.32
2/29/1996                         15,289             12988.30
3/31/1996                         16,103             13253.26
4/30/1996                         17,121             13962.31
5/31/1996                         18,139             14512.42
6/30/1996                         17,538             13915.96
7/31/1996                         16,215             12701.10
8/31/1996                         16,714             13439.03
9/30/1996                         17,671             13964.50
10/31/1996                        17,548             13749.44
11/30/1996                        18,129             14315.92
12/31/1996                        18,337             14691.00
1/31/1997                         18,713             14984.82
2/28/1997                         18,713             14622.19
3/31/1997                         18,021             13932.02
4/30/1997                         18,082             13971.03
5/31/1997                         20,211             15526.00
6/30/1997                         21,382             16192.07
7/31/1997                         22,411             16945.00
8/31/1997                         22,900             17333.04
9/30/1997                         24,469             18601.82
10/31/1997                        23,348             17785.20
11/30/1997                        23,175             17669.60
12/31/1997                        23,364             17978.81
1/31/1998                         22,884             17694.75
2/28/1998                         24,429             19002.39
3/31/1998                         25,943             19785.29
4/30/1998                         25,974             19894.11
5/31/1998                         24,648             18821.82
6/30/1998                         24,679             18861.34
7/31/1998                         22,978             17333.57
8/31/1998                         18,468             13967.39
9/30/1998                         18,938             15061.04
10/31/1998                        19,637             15675.53
11/30/1998                        20,817             16496.93
12/31/1998                        21,176             17518.09
1/31/1999                         20,758             17751.08
2/28/1999                         19,420             16313.24
3/31/1999                         19,431             16567.73
4/30/1999                         20,727             18052.20
5/31/1999                         21,438             18315.76
6/30/1999                         22,849             19143.63
7/31/1999                         22,514             18619.10
8/31/1999                         21,354             17930.19
9/30/1999                         21,427             17933.77
10/31/1999                        21,490             18007.30
11/30/1999                        22,692             19082.34
12/31/1999                        24,103             21242.46
1/31/2000                         23,904             20900.46
2/29/2000                         25,734             24351.12
3/31/2000                         28,545             22746.38
4/30/2000                         28,556             21377.05
5/31/2000                         27,406             20130.77
6/30/2000                         29,120             21886.17
7/31/2000                         28,827             21181.44
8/31/2000                         31,796             22797.58
9/30/2000                         31,326             22127.33
10/31/2000                        30,239             21140.45
11/30/2000                        28,493             18969.33
12/31/2000                        31,553             20598.79
1/31/2001                         32,135             21671.99
2/28/2001                         31,039             20250.31
3/31/2001                         29,955             19260.07
4/30/2001                         32,135             20766.21
5/31/2001                         33,414             21277.05
6/30/2001                         34,144             22011.11
7/31/2001                         33,813             20820.31
8/31/2001                         33,083             20147.82
9/30/2001                         30,240             17435.92
10/31/2001                        31,336             18455.92
11/30/2001                        33,402             19884.41
12/31/2001                        35,636             21111.28
1/31/2002                         35,144             20891.72
2/28/2002                         34,459             20319.29
3/31/2002                         36,537             21952.96
4/30/2002                         36,309             22152.73
5/31/2002                         35,552             21169.15
6/30/2002                         33,029             20119.16
7/31/2002                         29,220             17081.17
8/31/2002                         29,461             17038.46
9/30/2002                         27,274             15815.10
10/31/2002                        28,427             16322.77
11/30/2002                        30,302             17778.76
12/31/2002                        28,887             16788.48
1/31/2003                         28,392             16323.44
2/28/2003                         27,311             15830.47
3/31/2003                         27,553             16034.68
4/30/2003                         28,849             17554.77
5/31/2003                         31,531             19438.40
6/30/2003                         32,395             19790.23
7/31/2003                         34,174             21029.10
8/31/2003                         35,941             21992.24
9/30/2003                         35,038             21585.38
10/31/2003                        37,466             23398.55
11/30/2003                        38,673             24229.20
12/31/2003                        39,545             24721.05
1/31/2004                         41,565             25793.95
2/29/2004                         42,352             26026.09
3/31/2004                         42,693             26268.13
4/30/2004                         42,207             24928.46
5/31/2004                         42,470             25324.82
6/30/2004                         43,545             26391.00
7/31/2004                         41,381             24614.88
8/31/2004                         41,945             24489.35
9/30/2004                         43,886             25637.90

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Institutional Class shares for the most recent ten years with the Russell 2000(R) Index.The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Peregrine Capital
                                         Management, Inc.

FUND MANAGERS                            INCEPTION DATE
     Robert B. Mersky, CFA                    12/31/82
     Paul E. von Kuster, CFA
     Daniel J. Hagen, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 12.14%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming the Russell 2000(R) Index(2), which returned 18.77% for the same period.

      Over this period, the vast majority of the Fund's companies met or exceeded our earnings expectations, but the negative market environment for small growth stocks severely limited returns.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Investor risk-aversion was the single biggest factor impacting the equity markets during the 12-months ending September 30, 2004. Since the start of the year, investors seemed to have lost confidence in the economy with reports on sluggish job growth, higher oil prices and the increasing deficit. In addition, the presidential election, war in Iraq and fear of a major terrorist attack continued to lurk in the back of many minds. These factors have manifested themselves in small cap stocks and in the widely divergent performance between small cap growth and small cap value stocks. For the period, the Russell 2000(R) Growth Index(3) gained 11.9%, while the Russell 2000(R) Value Index(4) rose 25.7%. This nearly 14 percentage point spread favoring value has been a headwind to small growth stocks, but has most severely penalized those with the most rapid growth rates. For example, in 2004 the Russell 2000 Value Index has been up 0.2% and the Russell 2000(R) Growth Index has been down 6.0%. However, Russell 2000(R) Index companies with forecasted growth rates of less than 10% are up 9.1%, while those with growth rates above 20% are down 10.8%. It is this wide disparity between no/slow growth companies and fast growing companies that has had the most meaningful impact on performance during the period. The Fund's holdings have an overall forecast earnings growth rate of 22%, three percentage points higher than Russell 2000(R) Growth Index companies. Despite that, the Fund's 12.14% performance was modestly ahead of the Russell 2000(R) Growth Index.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund invests in small, rapidly growing ("discovery") companies or those undergoing a period of significant change, using a bottom-up, fundamental research driven approach. During the past 12 months, the portfolio's exposure to "discovery" companies increased to 59% of assets from 51%, as we have found an increasing number of what we believe are attractively valued stocks in this segment.

      Over this same period, stock selection activity has resulted in a decrease in the Fund's consumer weighting, offset by an increase in business services. The Fund's weightings in health care, technology and financial services were relatively unchanged.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Despite investor concerns, the economy has been relatively resilient and the stock market has been essentially flat. Through our disciplined, focused process, we continue to seek companies characterized by rapid growth or significant change, where wide information gaps can create outstanding return opportunities.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHERMORE, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Small Company Growth Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo Small Company Growth Fund for periods prior to January 30, 2004, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect applicable sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund,including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index,which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.You cannot invest directly in an index.

(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.You cannot invest in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                         Including Sales Charge                Excluding Sales Charge
                                                ------------------------------------   ------------------------------------
                                                6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Small Company Growth Fund - Class A   (10.72)    5.69     3.38      8.12      (5.27)   12.14     4.61      8.76
Wells Fargo Small Company Growth Fund - Class B   (10.59)    6.36     3.50      7.96      (5.59)   11.36     3.85      7.96
Wells Fargo Small Company Growth Fund - Class C    (5.96)   11.07     3.98      8.03      (4.96)   12.07     3.98      8.03
Wells Fargo Small Company Growth Fund -
   Institutional Class                                                                    (5.13)   12.40     4.87      9.03
Benchmark
   Russell 2000(R) Index                                                                  (2.40)   18.77     7.41      9.87

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Tibco Software Incorporated                                                1.70%
Cephalon Incorporated                                                      1.39%
Brink's Company                                                            1.38%
Jarden Corporation                                                         1.37%
Protein Design Labs Incorporated                                           1.35%
Macrovision Corporation                                                    1.33%
Wabash National Corporation                                                1.32%
Endo Pharmaceutical Holdings Incorporated                                  1.31%
Cooper Companies Incorporated                                              1.28%
Neurocrine Biosciences Incorporated                                        1.24%

SECTOR DISTRIBUTION(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (12%)
Energy                                                                      (7%)
Financials                                                                  (8%)
Health Care                                                                (21%)
Industrials                                                                (16%)
Technology & Hardware Equipment                                             (7%)
Software & Services                                                        (17%)
Semiconductors                                                              (6%)
Materials                                                                   (4%)
Cash                                                                        (2%)

FUND CHARACTERISTICS(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.30
Price to Earnings Ratio (trailing 12 months)                              26.00x
Price to Book Ratio                                                         2.7x
Median Market Cap ($B)                                                   $ 0.80
Portfolio Turnover(7),(8)                                                   145%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(9) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Wells Fargo Small Company  Wells Fargo Small Company  Russell 2000(R)
             Growth Fund - Class A      Growth Fund - Class I        Index
           -------------------------  -------------------------  --------------
9/30/1994             9,425                   10000.00                 10,000
10/31/1994            9,434                    9961.00                 10,011
11/30/1994            9,013                    9558.58                  9,567
12/31/1994            9,450                    9815.70                 10,032
1/31/1995             9,431                    9692.02                 10,014
2/28/1995             9,969                   10095.21                 10,588
3/31/1995            10,248                   10268.85                 10,886
4/28/1995            10,403                   10496.82                 11,054
5/31/1995            10,503                   10677.36                 11,162
6/30/1995            11,338                   11231.52                 12,052
7/31/1995            12,462                   11878.45                 13,250
8/31/1995            12,927                   12124.34                 13,747
9/29/1995            13,209                   12341.36                 14,050
10/31/1995           12,739                   11789.70                 13,553
11/30/1995           13,114                   12284.87                 13,955
12/29/1995           13,148                   12609.19                 13,993
1/31/1996            13,164                   12595.32                 14,013
2/29/1996            13,597                   12988.30                 14,477
3/31/1996            13,889                   13253.26                 14,791
4/30/1996            14,981                   13962.31                 15,958
5/31/1996            15,446                   14512.42                 16,457
6/30/1996            14,517                   13915.96                 15,469
7/31/1996            13,540                   12701.10                 14,432
8/31/1996            14,599                   13439.03                 15,564
9/30/1996            15,172                   13964.50                 16,178
10/31/1996           14,836                   13749.44                 15,823
11/30/1996           15,380                   14315.92                 16,407
12/31/1996           15,714                   14691.00                 16,766
1/31/1997            16,250                   14984.82                 17,342
2/28/1997            15,592                   14622.19                 16,643
3/31/1997            14,866                   13932.02                 15,871
4/30/1997            14,742                   13971.03                 15,742
5/31/1997            16,279                   15526.00                 17,387
6/30/1997            17,443                   16192.07                 18,635
7/31/1997            18,764                   16945.00                 20,050
8/31/1997            19,064                   17333.04                 20,374
9/30/1997            20,477                   18601.82                 21,889
10/31/1997           19,959                   17785.20                 21,340
11/30/1997           19,421                   17669.60                 20,769
12/31/1997           19,149                   17978.81                 20,482
1/31/1998            19,021                   17694.75                 20,350
2/28/1998            20,446                   19002.39                 21,878
3/31/1998            21,492                   19785.29                 23,002
4/30/1998            21,617                   19894.11                 23,141
5/31/1998            19,873                   18821.82                 21,278
6/30/1998            19,468                   18861.34                 20,849
7/31/1998            18,267                   17333.57                 19,566
8/31/1998            13,611                   13967.39                 14,583
9/30/1998            14,664                   15061.04                 15,714
10/31/1998           15,686                   15675.53                 16,813
11/30/1998           16,590                   16496.93                 17,785
12/31/1998           17,363                   17518.09                 18,617
1/31/1999            17,888                   17751.08                 19,185
2/28/1999            15,955                   16313.24                 17,115
3/31/1999            15,848                   16567.73                 17,004
4/30/1999            16,993                   18052.20                 18,236
5/29/1999            17,699                   18315.76                 18,998
6/30/1999            18,818                   19143.63                 20,203
7/31/1999            18,795                   18619.10                 20,182
8/31/1999            17,637                   17930.19                 18,942
9/30/1999            17,420                   17933.77                 18,714
10/31/1999           17,565                   18007.30                 18,873
11/30/1999           18,979                   19082.34                 20,396
12/31/1999           20,630                   21242.46                 22,176
1/31/2000            20,420                   20900.46                 21,954
2/29/2000            24,047                   24351.12                 25,859
3/31/2000            24,241                   22746.38                 26,074
4/30/2000            23,464                   21377.05                 25,243
5/31/2000            22,320                   20130.77                 24,017
6/30/2000            23,821                   21886.17                 25,637
7/31/2000            22,253                   21181.44                 23,955
8/31/2000            24,190                   22797.58                 26,046
9/30/2000            23,285                   22127.33                 25,077
10/31/2000           22,734                   21140.45                 24,488
11/30/2000           19,522                   18969.33                 21,033
12/31/2000           21,061                   20598.79                 22,696
1/31/2001            22,091                   21671.99                 23,810
2/28/2001            20,888                   20250.31                 22,519
3/31/2001            19,160                   19260.07                 20,660
4/30/2001            20,921                   20766.21                 22,563
5/31/2001            21,901                   21277.05                 23,625
6/30/2001            22,626                   22011.11                 24,412
7/31/2001            21,998                   20820.31                 23,740
8/31/2001            21,354                   20147.82                 23,049
9/30/2001            17,809                   17435.92                 19,227
10/31/2001           18,919                   18455.92                 20,430
11/30/2001           20,210                   19884.41                 21,828
12/31/2001           21,139                   21111.28                 22,837
1/31/2002            20,521                   20891.72                 22,173
2/28/2002            19,354                   20319.29                 20,917
3/31/2002            20,873                   21952.96                 22,563
4/30/2002            20,189                   22152.73                 21,828
5/31/2002            19,473                   21169.15                 21,059
6/30/2002            18,332                   20119.16                 19,829
7/31/2002            15,326                   17081.17                 16,581
8/31/2002            15,462                   17038.46                 16,732
9/30/2002            14,183                   15815.10                 15,352
10/31/2002           14,581                   16322.77                 15,785
11/30/2002           15,567                   17778.76                 16,856
12/31/2002           14,845                   16788.48                 16,077
1/31/2003            14,515                   16323.44                 15,723
2/28/2003            14,324                   15830.47                 15,520
3/31/2003            14,590                   16034.68                 15,812
4/30/2003            15,543                   17554.77                 16,847
5/31/2003            17,221                   19438.40                 18,670
6/30/2003            17,739                   19790.23                 19,236
7/31/2003            18,853                   21029.10                 20,448
8/31/2003            19,747                   21992.24                 21,421
9/30/2003            19,465                   21585.38                 21,121
10/31/2003           21,002                   23398.55                 22,793
11/30/2003           21,479                   24229.20                 23,315
12/31/2003           22,265                   24721.05                 24,173
1/31/2004            23,165                   25793.95                 25,155
2/29/2004            23,148                   26026.09                 25,138
3/31/2004            23,042                   26268.13                 25,023
4/30/2004            22,162                   24928.46                 24,085
5/31/2004            22,447                   25324.82                 24,394
6/30/2004            23,091                   26391.00                 25,111
7/31/2004            21,249                   24614.88                 23,103
8/31/2004            20,671                   24489.35                 22,483
9/30/2004            21,828                   25637.90                 23,740

--------------------------------------------------------------------------------

(4) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.You cannot invest in an index.

(5) The ten largest equity holdings are calculated based on the market value of the Master Portfolio securities allocable to the Fund divided by total market value of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(6) Sector distribution and portfolio characteristics are subject to change.

(7) Portfolio turnover rate represents the activity from the Fund's investment in a single master Portfolio.

(8) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

(9) The chart compares the performance of the Wells Fargo Small Company Growth Fund Class A and Institutional Class shares for the most recent ten years with the Russell 2000(R) Index.The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and,for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Small Company Value Fund (the Fund) seeks to provide long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Peregrine Capital
                                              Management, Inc.

FUND MANAGERS                            INCEPTION DATE
   Tasso H. Coin, Jr., CFA                    06/01/97
   Douglas G. Pugh, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 22.75%(1), excluding sales charges, for the 12-month period ended September 30, 2004, outperforming its benchmark, the Russell 2000(R) Index(2), which returned 18.77% during the same period. The Fund's Class A shares distributed no dividend income and distributed $0.48 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's energy and materials stocks were the top performers during the period. Escalating energy prices, driven by both the lack of stability in the Middle East and increased global demand coming from China and India, were the key reasons for the sector's strong performance. Likewise, increased demand for materials due to a continued strong new housing market in the U.S. and a very fast pace of industrial production in China drove prices of these key commodities higher. These higher prices pushed profits up in materials and processing companies, driving their performance. Technology shares were the worst performers for the 12 months, barely registering positive returns as investors took profits.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As our style dictates, we strive to maintain a portfolio of the best small company value stocks currently available. Our disciplined approach ensures that we sell those holdings that achieve a fair value relative to their sector peers and then reinvest that capital back into what we believe are the best small company value opportunities. Over the past 12 months, extensive profits were taken in technology shares as their valuations rebounded slightly after the lows set in early 2003. We also have paired back our holdings in financials as the interest rate environment sent profits and valuations to record levels. Utilities were a profitable sector for the Fund as changes in tax laws affected the way dividends are taxed to individuals. This change led to price increases for many high-yield utility stocks resulting from fair value valuations.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to believe that the economy is on a recovery track, so we have increased our positions that are focused on consumer and business capital within the Fund's portfolio. The recent sell-off in technology issues in the small cap universe creates a potential buying opportunity. We believe that financial companies that are positioned for a rising interest rate environment, such as those held by the Fund, may benefit. Finally, we are shifting capital to areas of the market that we believe have potential to offer more compelling expected returns. These areas include both technology and producer durable companies that offer greater upside to an improving economy without having to overpay for their earnings potential.

      THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INVESTMENTS IN SMALLER AND/OR NEWER COMPANIES BECAUSE THEIR SHARES TEND TO BE LESS LIQUID THAN SECURITIES OF LARGER COMPANIES. FURTHERMORE, SHARES OF SMALL AND NEW COMPANIES ARE GENERALLY MORE SENSITIVE TO PURCHASE AND SALE TRANSACTIONS AND CHANGES IN THE ISSUER'S FINANCIAL CONDITION AND, THEREFORE, THE PRICES OF SUCH STOCKS MAY BE MORE VOLATILE THAN THOSE OF LARGER COMPANY STOCKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Small Company Value Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of Master Trust with a substantially similar investment objective and substantially similar investment strategies.References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for the Wells Fargo Small Company Value Fund Class A, Class B and Institutional Class shares prior to January 31, 2002 and Class C shares prior to August 31, 2002 in the average annual total return table reflects the performance of the Wells Fargo Small Company Value Master Portfolio, a master portfolio in which the Fund invests, adjusted to reflect the fees and expenses of each share class of the Fund. The Wells Fargo Small Company Value Master Portfolio, which incepted on June 1, 1997, has a substantially identical investment objective and investment strategy as the Fund.

(2) The Russell 2000(R) Index measures performance of the 2,000 smallest companies in the Russell 3000(R) Index,which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                  Including Sales Charge                Excluding Sales Charge
                                                         ------------------------------------   ------------------------------------
                                                                                      Life of                                Life of
                                                         6-Month*   1-Year   5-Year    Fund     6-Month*   1-Year   5-Year    Fund
                                                         --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Small Company Value Fund - Class A              (3.85)   15.70    14.45     11.36       2.02    22.75    15.81     12.27
Wells Fargo Small Company Value Fund - Class B              (3.33)   16.89    14.71     11.43       1.67    21.89    14.94     11.43
Wells Fargo Small Company Value Fund - Class C               0.67    20.80    14.93     11.42       1.67    21.80    14.93     11.42
Wells Fargo Small Company Value Fund - Institutional Class                                          2.23    23.05    16.03     12.47
Benchmark
   Russell 2000(R) Index                                                                           (2.40)   18.77     7.41      7.08

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

CKE Restaurants Incorporated                                               2.06%
Tech Data Corporation                                                      1.53%
Pennsylvania Real Estate Investment Trust                                  1.48%
URS Corporation                                                            1.41%
Graftech International Limited                                             1.39%
Gatx Corporation                                                           1.31%
Triad Hospitals Incorporated                                               1.29%
Landry's Restaurants Incorporated                                          1.28%
Agrium Incorporated                                                        1.27%
Performance Food Group Company                                             1.26%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (16%)
Consumer Staples                                                            (3%)
Energy                                                                      (5%)
Financials                                                                 (26%)
Health Care                                                                 (5%)
Industrials                                                                (14%)
Information Technology                                                     (13%)
Materials                                                                  (10%)
Telecommunications Services                                                 (1%)
Utilities                                                                   (3%)
Cash                                                                        (4%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.86
Price to Earnings Ratio (trailing 12 months)                              17.10x
Price to Book Ratio                                                        1.70x
Median Market Cap ($B)                                                   $ 0.86
Portfolio Turnover                                                           64%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Wells Fargo Small          Wells Fargo Small
           Company  Value Fund -      Company Value Fund -      Russell 2000(R)
                  Class A                   - Class I                Index
           ---------------------     ---------------------     ----------------
6/1/1997              9,425                   10,000                10000.00
6/30/1997            10,112                   10,730                10429.00
7/31/1997            10,667                   11,320                10913.95
8/31/1997            10,847                   11,512                11163.88
9/30/1997            11,620                   12,334                11981.07
10/31/1997           11,249                   11,942                11455.10
11/30/1997           11,370                   12,072                11380.65
12/31/1997           11,783                   12,512                11579.81
1/31/1998            11,621                   12,342                11396.85
2/28/1998            12,409                   13,181                12239.07
3/31/1998            12,921                   13,726                12743.32
4/30/1998            13,115                   13,934                12813.41
5/31/1998            12,502                   13,284                12122.77
6/30/1998            12,392                   13,169                12148.23
7/31/1998            11,672                   12,406                11164.22
8/31/1998             9,584                   10,188                8996.13
9/30/1998             9,995                   10,626                9700.53
10/31/1998           10,137                   10,778                10096.31
11/30/1998           10,473                   11,137                10625.35
12/31/1998           10,671                   11,349                11283.06
1/31/1999            10,435                   11,100                11433.13
2/28/1999             9,807                   10,433                10507.04
3/31/1999             9,674                   10,293                10670.95
4/30/1999            10,487                   11,159                11627.07
5/29/1999            11,049                   11,759                11796.83
6/30/1999            11,327                   12,056                12330.04
7/31/1999            11,186                   11,907                11992.20
8/31/1999            10,925                   11,631                11548.49
9/30/1999            10,567                   11,251                11550.80
10/31/1999           10,453                   11,132                11598.16
11/30/1999           10,345                   11,018                12290.57
12/31/1999           10,718                   11,416                13681.86
1/31/2000             9,945                   10,595                13461.58
2/29/2000             9,906                   10,555                15684.09
3/31/2000            10,787                   11,494                14650.51
4/30/2000            10,867                   11,581                13768.55
5/31/2000            10,965                   11,687                12965.84
6/30/2000            10,927                   11,648                14096.46
7/31/2000            11,216                   11,957                13642.56
8/31/2000            12,139                   12,943                14683.48
9/30/2000            11,978                   12,773                14251.79
10/31/2000           11,961                   12,757                13616.16
11/30/2000           11,910                   12,704                12217.78
12/31/2000           13,558                   14,464                13267.29
1/31/2001            13,805                   14,729                13958.51
2/28/2001            13,804                   14,730                13042.83
3/31/2001            13,610                   14,524                12405.04
4/30/2001            14,163                   15,117                13375.11
5/31/2001            14,826                   15,826                13704.14
6/30/2001            15,408                   16,450                14176.93
7/31/2001            15,093                   16,117                13409.96
8/31/2001            15,178                   16,209                12976.82
9/30/2001            13,177                   14,074                11230.14
10/31/2001           13,534                   14,458                11887.10
11/30/2001           14,661                   15,664                12807.16
12/31/2001           15,307                   16,356                13597.37
1/31/2002            15,506                   16,570                13455.95
2/28/2002            16,343                   17,465                13087.26
3/31/2002            17,894                   19,139                14139.48
4/30/2002            18,343                   19,603                14268.15
5/31/2002            17,956                   19,205                13634.64
6/30/2002            17,413                   18,608                12958.36
7/31/2002            14,358                   15,344                11001.65
8/31/2002            14,048                   15,029                10974.15
9/30/2002            13,071                   13,985                10186.20
10/31/2002           13,568                   14,515                10513.18
11/30/2002           14,715                   15,742                11450.95
12/31/2002           14,319                   15,319                10813.14
1/31/2003            13,668                   14,639                10513.61
2/28/2003            12,969                   13,893                10196.10
3/31/2003            13,187                   14,125                10327.63
4/30/2003            14,490                   15,518                11306.69
5/31/2003            15,886                   17,010                12519.90
6/30/2003            16,212                   17,374                12746.51
7/31/2003            17,530                   18,784                13544.44
8/31/2003            18,322                   19,646                14164.77
9/30/2003            17,934                   19,231                13902.73
10/31/2003           19,128                   20,524                15070.56
11/30/2003           19,733                   21,154                15605.56
12/31/2003           20,516                   22,011                15922.35
1/31/2004            20,838                   22,355                16613.38
2/29/2004            21,064                   22,596                16762.90
3/31/2004            21,579                   23,147                16918.80
4/30/2004            20,709                   22,217                16055.94
5/31/2004            20,886                   22,424                16311.23
6/30/2004            21,886                   23,492                16997.93
7/31/2004            21,080                   22,648                15853.97
8/31/2004            21,225                   22,803                15773.12
9/30/2004            22,015                   23,664                16512.88

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by the total market value of the portfolio.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The chart compares the performance of the Wells Fargo Small Company Value Fund Class A and Institutional Class shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Specialized Health Sciences Fund(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        RCM Capital Management, LLC

FUND MANAGER                             INCEPTION DATE
     Selena A. Chaisson, M.D.                 04/02/01

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 10.30%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 13.86% for the same period.

      Fears of rising interest rates and economic deceleration impacted the markets during the past three quarters of 2004. The Fund's investments in the medical devices subsector and selective investments in health care services were the principal drivers of its positive performance in the midst of mixed market performance.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Medical devices stock selection remains critical in what continues to be a high valuation sector. New product development at Varian Medical, St. Jude Medical and C.R. Bard was responsible for the upside in these stocks while strong fundamentals in the orthopedics sector allowed stocks such as Wright Medical and Biomet to outperform.

      Performance in biotechnology was mixed with strong gains in oncology investments, such as Genentech, MGI Pharma and OSI Pharmaceuticals, offset by losses from holdings in the diabetes market, namely Amylin and Alkermes. We continue to believe that demographic trends support diabetes as a promising therapeutic investment area. The Fund also benefited from investment in Biogen, which appreciated sharply on the earlier-than-expected filing of Antegren for the treatment of multiple sclerosis. Weaker than expected product launches from Medimmune and Icos, as well as trial disappointments from CV Therapeutics and Adolor, hurt the Fund's performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Following strong performance in 2003, we reduced the Fund's overweighting in the biotechnology sector during the year but maintained exposure to therapeutic areas, such as oncology, sleep and diabetes. We simultaneously decreased the Fund's underweighting in large cap pharmaceuticals, increasing exposure to European and Japanese pharmaceuticals in light of improving pipeline visibility and a strengthening dollar, although we maintained an underweighting due to concern about generics. We also decreased the Fund's overweighting in medical technology stocks, particularly orthopedics, as sector fundamentals began to weaken. Within services, we maintained an overweighting in HMO's, believing that this sector was the largest beneficiary of improved drug pricing trends.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that stock selection rather than broad sector drivers will be increasingly important as we look to the next year. On the generic drug front, record numbers of abbreviated new drug application filings and a new cycle of brand patent expirations beginning in 2005 lead us to believe that certain stocks offer attractive risk/reward characteristics. We continue to increase our exposure to pharmaceutical companies outside of the U.S., but remain underweighted in large cap U.S. pharmaceuticals as we believe that they may be range-bound in anticipation of several substantial patent trials over the next year. Finally, we remain bullish on the prospects for HMO's in light of moderating cost trends and strong pricing power.

      THE WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND IS A NON-DIVERSIFIED FUND AND ENTAILS ADDITIONAL RISKS. NON-DIVERSIFIED FUNDS ARE MORE SUSCEPTIBLE TO FINANCIAL, MARKET AND ECONOMIC EVENTS AFFECTING THE PARTICULAR ISSUERS AND INDUSTRY SECTORS IN WHICH THEY INVEST. THE HEALTH SCIENCES SECTOR INVOLVES ADDITIONAL RISKS BECAUSE THE SECTOR IS RAPIDLY CHANGING AND MAY BE IMPACTED BY SUCH FACTORS AS GOVERNMENT REGULATION, UNCERTAIN DEMAND AND THE RISK THAT PRODUCTS MAY BECOME OBSOLETE. FOREIGN SECURITIES INVOLVE ADDITIONAL RISKS INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC AND POLITICAL INSTABILITY AND MARKET ILLIQUIDITY.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.The Fund is a professionally managed mutual fund.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                          Including Sales Charge     Excluding Sales Charge
                                                         -------------------------  -------------------------
                                                                           Life of                    Life of
                                                         6-Month*  1-Year   Fund    6-Month*  1-Year   Fund
                                                         --------  ------  -------  --------  ------  -------
Wells Fargo Specialized Health Sciences Fund - Class A      (8.88)   3.96    (0.32)    (3.32)  10.30     1.37
Wells Fargo Specialized Health Sciences Fund - Class B      (8.77)   4.55    (0.26)    (3.77)   9.55     0.59
Wells Fargo Specialized Health Sciences Fund - Class C      (4.77)   8.54     0.62     (3.77)   9.54     0.62
Benchmark
   S&P 500 Index                                                                       (0.18)   3.86     0.49

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Pfizer Incorporated                                                       12.13%
Novartis AG                                                                6.92%
Johnson & Johnson                                                          6.40%
Abbott Laboratories                                                        4.97%
Glaxosmithkline plc                                                        4.70%
Baxter International Incorporated                                          4.18%
Medtronic Incorporated                                                     4.15%
Varian Medical Systems Incorporated                                        2.97%
Wyeth                                                                      2.96%
Ivax Corporation                                                           2.90%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Health Care                                                                (79%)
Cash                                                                       (21%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.91
Price to Earnings Ratio (trailing 12 months)                              23.80x
Price to Book Ratio                                                        3.97x
Median Market Cap.($B)                                                  $ 14.80
Portfolio Turnover(5)                                                       266%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     Wells Fargo Specialized Health
                         Sciences Fund - Class A               S&P 500 Index
                     ------------------------------            -------------
4/1/2001                           9,425                          10,000
4/30/2001                          9,991                          10,776
5/31/2001                         10,481                          10,848
6/30/2001                         10,283                          10,585
7/31/2001                          9,943                          10,481
8/31/2001                          9,670                          9,826
9/30/2001                          9,142                          9,033
10/31/2001                         9,500                          9,205
11/30/2001                         9,925                          9,911
12/31/2001                        10,028                          9,999
1/31/2002                          9,538                          9,853
2/28/2002                          9,406                          9,663
3/31/2002                          9,614                          10,026
4/30/2002                          8,973                          9,418
5/31/2002                          8,671                          9,350
6/30/2002                          7,983                          8,684
7/31/2002                          7,559                          8,007
8/31/2002                          7,597                          8,059
9/30/2002                          7,361                          7,184
10/31/2002                         7,568                          7,816
11/30/2002                         7,597                          8,275
12/31/2002                         7,417                          7,789
1/31/2003                          7,531                          7,586
2/28/2003                          7,436                          7,472
3/31/2003                          7,729                          7,544
4/30/2003                          8,030                          8,166
5/31/2003                          8,718                          8,595
6/30/2003                          9,180                          8,705
7/31/2003                          9,284                          8,858
8/31/2003                          8,973                          9,031
9/30/2003                          8,963                          8,935
10/31/2003                         9,076                          9,440
11/30/2003                         9,302                          9,523
12/31/2003                         9,557                          10,022
1/31/2004                          9,915                          10,207
2/29/2004                         10,188                          10,349
3/31/2004                         10,226                          10,192
4/30/2004                         10,358                          10,032
5/31/2004                         10,311                          10,170
6/30/2004                         10,198                          10,367
7/31/2004                          9,651                          10,024
8/31/2004                          9,830                          10,064
9/30/2004                          9,887                          10,173

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by the total market value of the portfolio.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

(6) The chart compares the performance of the WELLS FARGO SPECIALIZED HEALTH SCIENCES FUND Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                   PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO SPECIALIZED TECHNOLOGY FUND(SM) (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        RCM Capital Management LLC

FUND MANAGERS                            INCEPTION DATE
     Walter C. Price, Jr., CFA                09/18/00 Huachen
     Chen, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.09%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming its benchmark, the S&P 500 Index(2), which returned 13.86% for the same period.

      Although the Fund gained more than many technology indices, technology underperformed the general market as there was growing concern about a slowing economy.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      It was a mediocre year for stock selection, but a good strategic year overall. In the software area, the Fund's selection included excellent stocks like Red Hat, Symantec and Autodesk, which more than offset some poor performers like Veritas (which we no longer own), Mercury Interactive and Citrix. The Internet hindered the Fund's performance with holdings like Sina, Netflix and Sohu. These stocks did poorly as there was concern about intensifying competition and a slowdown in growth. But eBay, Shanda and Yahoo made positive contributions as Internet auctions, gaming and advertising have separated themselves as subsegments that have very high growth rates. These stocks are the leaders in those areas, they helped the Fund's performance and, therefore, these holdings have been built up.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In all areas of the Fund's portfolio, we continued to sell those stocks that either reached our valuation targets (like Yahoo Japan, Red Hat and Samsung) or proved unable to deal with a slowing economy (software stocks like Veritas and Macromedia; hardware stocks like Agere, Seagate and McData). We built up our positions in security (Symantec), selected Internet stocks mentioned above, as well as wireless data beneficiaries (Qualcomm, Research in Motion and Comverse).

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We are seeing changes in wireline communications technology and upgrades in wireless technology, which both focus on new data services. At the same time, the Internet is hitting its stride with new innovation in search, rich media, targeted advertising and commerce, spurring high growth rates in these stocks. We believe that software has potential for a selective rebound in the next quarter and we continue to have large weightings in this area of the portfolio. In summary, we feel positive about the forces affecting many sectors of technology and continue to see it as a growth sector.

      THE WELLS FARGO SPECIALIZED TECHNOLOGY FUND IS A NON-DIVERSIFIED FUND AND ENTAILS ADDITIONAL RISKS. NON-DIVERSIFIED FUNDS ARE MORE SUSCEPTIBLE TO FINANCIAL, MARKET AND ECONOMIC EVENTS AFFECTING THE PARTICULAR ISSUERS AND INDUSTRY SECTORS IN WHICH THEY INVEST. TECHNOLOGY STOCKS INVOLVE ADDITIONAL RISKS BECAUSE SUCH COMPANIES ARE SUBJECT TO EXTREME PRICE AND VOLUME FLUCTUATIONS AND INVESTING IN THE SECURITIES OF SMALLER, "START-UP" TECHNOLOGY COMPANIES CAN RESULT IN SIGNIFICANT LOSSES BECAUSE THEY MAY HAVE MORE LIMITED TRADING MARKETS. FOREIGN SECURITIES INVOLVE ADDITIONAL RISKS, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC AND POLITICAL INSTABILITY AND MARKET ILLIQUIDITY. OUR ACTIVE TRADING INVESTMENT STRATEGY RESULTS IN A HIGHER-THAN-AVERAGE PORTFOLIO TURNOVER RATIO AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO SPECIALIZED TECHNOLOGY FUND.

(1) The Fund's Adviser has committed through January 31, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                   WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                          Including Sales Charge     Excluding Sales Charge
                                                         -------------------------  -------------------------
                                                                           Life of                    Life of
                                                         6-Month*  1-Year   Fund    6-Month*  1-Year   Fund
                                                         --------  ------  -------  --------  ------  -------
Wells Fargo Specialized Technology Fund - Class A          (11.56)  (0.96)  (20.86)    (6.14)   5.09   (19.69)
Wells Fargo Specialized Technology Fund - Class B          (11.31)  (0.84)  (21.28)     6.31)   4.16   (20.27)
Wells Fargo Specialized Technology Fund - Class C           (7.32)   3.17   (20.32)    (6.32)   4.17   (20.32)
Benchmark
   S&P 500 Index                                                                       (0.18)  13.86    (4.74)

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT-DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Yahoo! Incorporated                                                        6.98%
NCR Corporation                                                            4.93%
Symantec Corporation                                                       4.79%
Marvell Technology Group Limited                                           4.66%
Research In Motion Limited                                                 4.20%
Dell Incorporated                                                          4.01%
Comverse Technology Incorporated                                           3.98%
Tyco International Limited                                                 3.51%
Apple Computer Incorporated                                                3.38%
eBay Incorporated                                                          3.28%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                                     (65%)
Telecommunications Services                                                 (1%)
Cash                                                                       (13%)
Consumer Discretionary                                                      (3%)
Energy                                                                      (4%)
Healthcare                                                                  (8%)
Industrials                                                                 (6%)

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.37
Price to Earnings Ratio (trailing 12 months)                              41.70x
Price to Book Ratio                                                        4.12x
Median Market Cap. ($B)                                                  $ 6.60
Portfolio Turnover(5)                                                       262%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA IS
1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                            Wells Fargo Specialized
                           Technology Fund - Class A   S&P 500 Index
                           -------------------------   -------------
9/18/2000                           9,425                 10000.00
9/30/2000                           9,529                  9945.00
10/31/2000                          8,426                  9903.23
11/30/2000                          6,909                  9122.86
12/31/2000                          6,437                  9167.56
1/31/2001                           6,795                  9493.01
2/28/2001                           5,014                  8628.19
3/31/2001                           4,326                  8082.03
4/30/2001                           4,637                  8709.19
5/31/2001                           4,373                  8767.55
6/30/2001                           4,232                  8554.49
7/31/2001                           3,827                  8470.66
8/31/2001                           3,327                  7941.24
9/30/2001                           2,846                  7300.39
10/31/2001                          3,261                  7439.82
11/30/2001                          3,789                  8010.46
12/31/2001                          3,968                  8080.95
1/31/2002                           3,817                  7962.97
2/28/2002                           3,252                  7809.28
3/31/2002                           3,582                  8102.91
4/30/2002                           3,167                  7611.88
5/31/2002                           2,950                  7556.31
6/30/2002                           2,686                  7018.30
7/31/2002                           2,432                  6471.57
8/31/2002                           2,375                  6513.64
9/30/2002                           2,102                  5806.26
10/31/2002                          2,432                  6316.63
11/30/2002                          2,714                  6688.05
12/31/2002                          2,328                  6295.46
1/31/2003                           2,337                  6131.15
2/28/2003                           2,319                  6039.18
3/31/2003                           2,300                  6097.15
4/30/2003                           2,573                  6599.56
5/31/2003                           3,025                  6946.70
6/30/2003                           3,205                  7035.62
7/31/2003                           3,421                  7159.44
8/31/2003                           3,648                  7299.05
9/30/2003                           3,704                  7221.68
10/31/2003                          4,090                  7629.71
11/30/2003                          4,053                  7696.85
12/31/2003                          4,015                  8100.16
1/31/2004                           4,298                  8249.21
2/29/2004                           4,156                  8363.87
3/31/2004                           4,147                  8237.57
4/30/2004                           3,921                  8108.24
5/31/2004                           4,147                  8219.33
6/30/2004                           4,279                  8378.78
7/31/2004                           3,808                  8101.45
8/31/2004                           3,695                  8133.85
9/30/2004                           3,893                  8221.70

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the securities divided by the total market value of the portfolio.

(4) Sector distribution and portfolio characteristics are subject to change.

(5) The Fund's investment process may,at times,result in higher than average portfolio turnover and increased trading expenses,and may generate higher short-term capital gains.

(6) The chart compares the performance of the WELLS FARGO SPECIALIZED
TECHNOLOGY FUND Class A shares for the life of the Fund with the S&P 500 Index.The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO STOCK FUNDS                                            FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees (if any); and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. The examples do not include the 2% redemption fee charged on The Montgomery Emerging Markets Focus Fund, which is described in the prospectus. If these transactional cost were included, your costs would have been higher. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                   Beginning         Ending
                                                                    Account          Account           Expenses
                                                                     Value            Value           Paid During      Net Annual
                                                                   3/31/2004        9/30/2004          Period(1)      Expense Ratio
Wells Fargo Diversified Equity Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Diversified Equity Fund - Class A
Actual                                                              $1,000.00        $  981.60          $  6.19             1.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.75          $  6.31             1.25%
Wells Fargo Diversified Equity Fund - Class B
Actual                                                              $1,000.00        $  977.70          $  9.89             2.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.00          $ 10.08             2.00%
Wells Fargo Diversified Equity Fund - Class C
Actual                                                              $1,000.00        $  977.70          $  9.89             2.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.00          $ 10.08             2.00%
Wells Fargo Diversified Equity Fund - Class I
Actual                                                              $1,000.00        $  982.80          $  4.96             1.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,020.00          $  5.05             1.00%
Wells Fargo Diversified Small Cap Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Diversified Small Cap Fund - Class I
Actual                                                              $1,000.00        $  994.80          $  5.98             1.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,019.00          $  6.06             1.20%
Wells Fargo Equity Income Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Income Fund - Class A
Actual                                                              $1,000.00        $  996.10          $  5.49             1.10%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,019.50          $  5.55             1.10%

FUND EXPENSES                                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                   Beginning          Ending
                                                                    Account          Account           Expenses
                                                                     Value            Value           Paid During       Net Annual
                                                                   3/31/2004        9/30/2004          Period(1)      Expense Ratio
Wells Fargo Equity Income Fund - Class B
Actual                                                              $1,000.00        $  992.40          $  9.21             1.85%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.75          $  9.32             1.85%
Wells Fargo Equity Income Fund - Class C
Actual                                                              $1,000.00        $  992.30          $  9.21             1.85%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.75          $  9.32             1.85%
Wells Fargo Equity Income Fund - Class I
Actual                                                              $1,000.00        $  997.60          $  4.19             0.84%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,020.80          $  4.24             0.84%
Wells Fargo Equity Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Equity Index Fund - Class A
Actual                                                              $1,000.00        $  995.10          $  3.19             0.64%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,021.80          $  3.23             0.64%
Wells Fargo Equity Index Fund - Class B
Actual                                                              $1,000.00        $  991.20          $  6.92             1.39%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.05          $  7.01             1.39%
Wells Fargo Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Fund - Class A
Actual                                                              $1,000.00        $  968.90          $  6.15             1.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.75          $  6.31             1.25%
Wells Fargo Growth Fund - Class B
Actual                                                              $1,000.00        $  965.50          $  9.83             2.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.00          $ 10.08             2.00%
Wells Fargo Growth Fund - Class I
Actual                                                              $1,000.00        $  970.10          $  4.93             1.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,020.00          $  5.05             1.00%
Wells Fargo Growth Equity Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Growth Equity Fund - Class A
Actual                                                              $1,000.00        $  971.90          $  7.39             1.50%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,017.50          $  7.57             1.50%
Wells Fargo Growth Equity Fund - Class B
Actual                                                              $1,000.00        $  968.70          $ 11.07             2.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,013.75          $ 11.33             2.25%
Wells Fargo Growth Equity Fund - Class C
Actual                                                              $1,000.00        $  968.00          $ 11.07             2.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,013.75          $ 11.33             2.25%

WELLS FARGO STOCK FUNDS                                            FUND EXPENSES
--------------------------------------------------------------------------------

                                                                   Beginning         Ending
                                                                    Account          Account           Expenses
                                                                     Value            Value           Paid During       Net Annual
                                                                   3/31/2004        9/30/2004          Period(1)      Expense Ratio
Wells Fargo Growth Equity Fund - Class I
Actual                                                              $1,000.00        $  973.20          $  6.12             1.24%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.80          $  6.26             1.24%
Wells Fargo Index Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Index Fund - Class I
Actual                                                              $1,000.00        $  997.10          $  1.25             0.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,023.75          $  1.26             0.25%
Wells Fargo International Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo International Equity Fund - Class A
Actual                                                              $1,000.00        $  958.50          $  7.34             1.50%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,017.50          $  7.57             1.50%
Wells Fargo International Equity Fund - Class B
Actual                                                              $1,000.00        $  954.20          $ 10.99             2.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,013.75          $ 11.33             2.25%
Wells Fargo International Equity Fund - Class C
Actual                                                              $1,000.00        $  954.10          $ 10.99             2.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,013.75          $ 11.33             2.25%
Wells Fargo International Equity Fund - Class I
Actual                                                              $1,000.00        $  959.30          $  6.12             1.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.75          $  6.31             1.25%
Wells Fargo Large Cap Appreciation Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Cap Appreciation Fund - Class A
Actual                                                              $1,000.00        $  973.20          $  6.17             1.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.75          $  6.31             1.25%
Wells Fargo Large Cap Appreciation Fund - Class B
Actual                                                              $1,000.00        $  969.60          $  9.85             2.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.00          $ 10.08             2.00%
Wells Fargo Large Cap Appreciation Fund - Class C
Actual                                                              $1,000.00        $  969.60          $  9.85             2.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.00          $ 10.08             2.00%
Wells Fargo Large Cap Appreciation Fund - Class I
Actual                                                              $1,000.00        $  974.30          $  4.94             1.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,020.00          $  5.05             1.00%

FUND EXPENSES                                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                   Beginning         Ending
                                                                    Account          Account           Expenses
                                                                     Value            Value           Paid During       Net Annual
                                                                   3/31/2004        9/30/2004          Period(1)      Expense Ratio
Wells Fargo Large Cap Value Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Cap Value Fund - Class A
Actual                                                              $1,000.00        $1,007.00          $  6.27             1.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.75          $  6.31             1.25%
Wells Fargo Large Cap Value Fund - Class B
Actual                                                              $1,000.00        $1,003.50          $ 10.02             2.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.00          $ 10.08             2.00%
Wells Fargo Large Cap Value Fund - Class C
Actual                                                              $1,000.00        $1,004.40          $ 10.02             2.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.00          $ 10.08             2.00%
Wells Fargo Large Cap Value Fund - Class I
Actual                                                              $1,000.00        $1,007.90          $  5.02             1.00%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,020.00          $  5.05             1.00%
Wells Fargo Large Company Growth Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Large Company Growth Fund - Class A
Actual                                                              $1,000.00        $  945.70          $  5.84             1.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,019.00          $  6.06             1.20%
Wells Fargo Large Company Growth Fund - Class B
Actual                                                              $1,000.00        $  942.40          $  9.47             1.95%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.25          $  9.82             1.95%
Wells Fargo Large Company Growth Fund - Class C
Actual                                                              $1,000.00        $  942.30          $  9.47             1.95%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.25          $  9.82             1.95%
Wells Fargo Large Company Growth Fund - Class I
Actual                                                              $1,000.00        $  947.00          $  4.58             0.94%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,020.30          $  4.75             0.94%
Wells Fargo Large Company Growth Fund - Select Class(2)
Actual                                                              $1,000.00        $  951.50          $  1.84             0.75%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $ 1021.25          $  3.79             0.75%
Wells Fargo Montgomery Emerging Markets Focus Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Emerging Markets Focus Fund - Class A
Actual                                                              $1,000.00        $  933.50          $  9.18             1.90%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,015.50          $  9.57             1.90%

WELLS FARGO STOCK FUNDS                                            FUND EXPENSES
--------------------------------------------------------------------------------

                                                                   Beginning         Ending
                                                                    Account          Account           Expenses
                                                                     Value            Value           Paid During       Net Annual
                                                                   3/31/2004        9/30/2004          Period(1)      Expense Ratio
Wells Fargo Montgomery Emerging Markets Focus Fund - Class B
Actual                                                              $1,000.00        $  930.00          $ 12.79             2.65%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,011.75          $ 13.33             2.65%
Wells Fargo Montgomery Emerging Markets Focus Fund - Class C
Actual                                                              $1,000.00        $  930.10          $ 12.79             2.65%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,011.75          $ 13.33             2.65%
Wells Fargo Montgomery Emerging Markets Focus Fund - Class I
Actual                                                              $1,000.00        $  934.90          $  7.74             1.60%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,017.00          $  8.07             1.60%
Wells Fargo Montgomery Institutional Emerging Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Institutional Emerging Market Fund - Select Class
Actual                                                              $1,000.00        $  970.40          $  6.16             1.25%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.75          $  6.31             1.25%
Wells Fargo Montgomery Mid Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Mid Cap Growth Fund - Class A
Actual                                                              $1,000.00        $  952.70          $  7.08             1.45%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,017.75          $  7.31             1.45%
Wells Fargo Montgomery Mid Cap Growth Fund - Class B
Actual                                                              $1,000.00        $  949.80          $ 10.72             2.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.00          $ 11.08             2.20%
Wells Fargo Montgomery Mid Cap Growth Fund - Class C
Actual                                                              $1,000.00        $  949.80          $ 10.72             2.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.00          $ 11.08             2.20%
Wells Fargo Montgomery Small Cap Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Montgomery Small Cap Fund - Class A
Actual                                                              $1,000.00        $  907.30          $  6.68             1.40%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.00          $  7.06             1.40%
Wells Fargo Montgomery Small Cap Fund - Class B
Actual                                                              $1,000.00        $  904.10          $ 10.23             2.15%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.25          $ 10.83             2.15%
Wells Fargo Montgomery Small Cap Fund - Class C
Actual                                                              $1,000.00        $  904.30          $ 10.24             2.15%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.25          $ 10.83             2.15%
Wells Fargo Montgomery Small Cap Fund - Class I
Actual                                                              $1,000.00        $  909.10          $  5.73             1.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,019.00          $  6.06             1.20%

FUND EXPENSES                                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                   Beginning         Ending
                                                                    Account          Account           Expenses
                                                                     Value            Value           Paid During       Net Annual
                                                                   3/31/2004        9/30/2004          Period(1)      Expense Ratio
Wells Fargo SIFE Specialized Financial Services Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo SIFE Specialized Financial Services Fund - Class A
Actual                                                              $1,000.00        $  965.20          $  6.63             1.35%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,018.25          $  6.81             1.35%
Wells Fargo SIFE Specialized Financial Services Fund - Class B
Actual                                                              $1,000.00        $  962.20          $ 10.30             2.10%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.50          $ 10.58             2.10%
Wells Fargo SIFE Specialized Financial Services Fund - Class C
Actual                                                              $1,000.00        $  962.00          $ 10.30             2.10%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.50          $ 10.58             2.10%
Wells Fargo Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Cap Growth Fund - Class A
Actual                                                              $1,000.00        $  907.80          $  6.92             1.45%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,017.75          $  7.31             1.45%
Wells Fargo Small Cap Growth Fund - Class B
Actual                                                              $1,000.00        $  904.70          $ 10.48             2.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.00          $ 11.08             2.20%
Wells Fargo Small Cap Growth Fund - Class C
Actual                                                              $1,000.00        $  905.20          $ 10.48             2.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.00          $ 11.08             2.20%
Wells Fargo Small Cap Growth Fund - Class I
Actual                                                              $1,000.00        $  909.40          $  5.73             1.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,019.00          $  6.06             1.20%
Wells Fargo Small Cap Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Cap Opportunities Fund - Class I
Actual                                                              $1,000.00        $1,028.00          $  6.08             1.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,019.00          $  6.06             1.20%
Wells Fargo Small Company Growth Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Company Growth Fund - Class A
Actual                                                              $1,000.00        $  947.30          $  7.06             1.45%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,017.75          $  7.31             1.45%
Wells Fargo Small Company Growth Fund - Class B
Actual                                                              $1,000.00        $  944.10          $ 10.69             2.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.00          $ 11.08             2.20%

WELLS FARGO STOCK FUNDS                                            FUND EXPENSES
--------------------------------------------------------------------------------

                                                                   Beginning         Ending
                                                                    Account          Account           Expenses
                                                                     Value            Value           Paid During       Net Annual
                                                                   3/31/2004        9/30/2004          Period(1)      Expense Ratio
Wells Fargo Small Company Growth Fund - Class C
Actual                                                              $1,000.00        $  950.40          $ 10.73             2.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.00          $ 11.08             2.20%
Wells Fargo Small Company Growth Fund - Class I
Actual                                                              $1,000.00        $  948.70          $  5.85             1.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,019.00          $  6.06             1.20%
Wells Fargo Small Company Value Fund(3)
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Small Company Value Fund - Class A
Actual                                                              $1,000.00        $1,020.00          $  7.32             1.45%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,017.75          $  7.31             1.45%
Wells Fargo Small Company Value Fund - Class B
Actual                                                              $1,000.00        $1,016.70          $ 11.09             2.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.00          $ 11.08             2.20%
Wells Fargo Small Company Value Fund - Class C
Actual                                                              $1,000.00        $1,016.70          $ 11.09             2.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,014.00          $ 11.08             2.20%
Wells Fargo Small Company Value Fund - Class I
Actual                                                              $1,000.00        $1,022.30          $  6.07             1.20%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,019.00          $  6.06             1.20%
Wells Fargo Specialized Health Sciences Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Specialized Health Sciences Fund - Class A
Actual                                                              $1,000.00        $  966.80          $  8.11             1.65%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,016.75          $  8.32             1.65%
Wells Fargo Specialized Health Sciences Fund - Class B
Actual                                                              $1,000.00        $  962.30          $ 11.77             2.40%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,013.00          $ 12.08             2.40%
Wells Fargo Specialized Health Sciences Fund - Class C
Actual                                                              $1,000.00        $  962.30          $ 11.77             2.40%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,013.00          $ 12.08             2.40%

FUND EXPENSES                                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                   Beginning         Ending
                                                                    Account          Account           Expenses
                                                                     Value            Value           Paid During       Net Annual
                                                                   3/31/2004        9/30/2004          Period(1)      Expense Ratio
Wells Fargo Specialized Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Specialized Technology Fund - Class A
Actual                                                              $1,000.00        $  938.60          $  8.48             1.75%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,016.25          $  8.82             1.75%
Wells Fargo Specialized Technology Fund - Class B
Actual                                                              $1,000.00        $  936.90          $ 12.11             2.50%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,012.50          $ 12.58             2.50%
Wells Fargo Specialized Technology Fund - Class C
Actual                                                              $1,000.00        $  936.80          $ 12.11             2.50%
Hypothetical
      (5% return before expenses)                                   $1,000.00        $1,012.50          $ 12.58             2.50%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

(2) THE SELECT CLASS COMMENCED OPERATIONS ON JUNE 30, 2004. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PEIOD, MULTIPLIED BY 92/366 (TO REFLECT THE PERIOD FROM JUNE 30, 2004 TO SEPTEMBER 30, 2004).

(3) INCLUDES NET EXPENSES ALLOCATED FROM THE PORTFOLIO(S) IN WHICH THE FUND INVESTS.

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.38%
      N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO             $   68,425,969
      N/A   WELLS FARGO EQUITY INCOME PORTFOLIO                     274,370,760
      N/A   WELLS FARGO INDEX PORTFOLIO                             343,112,791
      N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO              155,383,768
      N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO             34,657,630
      N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                    68,873,642
      N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO              238,752,622
      N/A   WELLS FARGO OVERSEAS PORTFOLIO                           52,254,471
      N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                    46,386,387
      N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO               46,127,808
      N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                46,405,475

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $1,036,006,308)       1,374,751,323
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,036,006,308)                               100.38%      $1,374,751,323
OTHER ASSETS AND LIABILITIES, NET                    (0.38)          (5,192,651)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $1,369,558,672
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.95%
      N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                $  147,057,403
      N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO              146,604,824
      N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO               147,193,452

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $390,219,276)           440,855,679
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $390,219,276)                                  99.95%      $  440,855,679
OTHER ASSETS AND LIABILITIES, NET                     0.05              224,291
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  441,079,970
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.29%
      N/A   WELLS FARGO EQUITY INCOME PORTFOLIO                  $1,132,966,949

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $1,147,446,918)       1,132,966,949
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,147,446,918)                               100.29%      $1,132,966,949
OTHER ASSETS AND LIABILITIES, NET                    (0.29)          (3,241,108)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $1,129,725,841
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 98.91%

AMUSEMENT & RECREATION SERVICES - 0.17%
    4,177   HARRAH'S ENTERTAINMENT INCORPORATED<<                $      221,297
   12,861   INTERNATIONAL GAME TECHNOLOGY<<                             462,353

                                                                        683,650
                                                                 --------------

APPAREL & ACCESSORY STORES - 0.47%
   33,728   GAP INCORPORATED<<                                          630,713
   12,751   KOHL'S CORPORATION+                                         614,471
   17,636   LIMITED BRANDS                                              393,106
    5,240   NORDSTROM INCORPORATED                                      200,378

                                                                      1,838,668
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS - 0.13%
    4,654   JONES APPAREL GROUP INCORPORATED                            166,613
    4,020   LIZ CLAIBORNE INCORPORATED                                  151,635
    4,114   VF CORPORATION                                              203,437

                                                                        521,685
                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
    9,949   AUTONATION INCORPORATED+<<                                  169,929
    3,102   AUTOZONE INCORPORATED+<<                                    239,629

                                                                        409,558
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
    2,403   RYDER SYSTEM INCORPORATED                                   113,037
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.17%
    4,612   CENTEX CORPORATION<<                                        232,722
    1,728   KB HOME                                                     145,999
    4,736   PULTE HOMES INCORPORATED                                    290,648

                                                                        669,369
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
   HOME DEALERS - 1.28%
   81,934   HOME DEPOT INCORPORATED                                   3,211,813
   29,096   LOWE'S COMPANIES INCORPORATED                             1,581,368
    5,313   SHERWIN-WILLIAMS COMPANY                                    233,559

                                                                      5,026,740
                                                                 --------------

BUSINESS SERVICES - 7.19%
    8,948   ADOBE SYSTEMS INCORPORATED                                  442,658
    4,775   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<        265,824
    4,235   AUTODESK INCORPORATED                                       205,948
   21,800   AUTOMATIC DATA PROCESSING INCORPORATED                      900,776
    8,325   BMC SOFTWARE INCORPORATED+                                  131,618
   39,398   CENDANT CORPORATION                                         850,997
    6,312   CITRIX SYSTEMS INCORPORATED+                                110,586
   21,845   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<            574,524
    7,043   COMPUTER SCIENCES CORPORATION+                              331,725
   14,412   COMPUWARE CORPORATION+                                       74,222

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

BUSINESS SERVICES (continued)
    5,319   CONVERGYS CORPORATION+                               $       71,434
    1,867   DELUXE CORPORATION                                           76,584
   24,669   EBAY INCORPORATED+                                        2,268,068
   11,333   ELECTRONIC ARTS INCORPORATED+<<                             521,205
   19,121   ELECTRONIC DATA SYSTEMS CORPORATION                         370,756
    5,084   EQUIFAX INCORPORATED<<                                      134,014
   32,000   FIRST DATA CORPORATION                                    1,392,000
    7,287   FISERV INCORPORATED+                                        254,025
    8,727   IMS HEALTH INCORPORATED                                     208,750
   15,754   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<              166,835
    7,148   INTUIT INCORPORATED+                                        324,519
    3,476   MERCURY INTERACTIVE CORPORATION+<<                          121,243
  405,773   MICROSOFT CORPORATION                                    11,219,623
    4,426   MONSTER WORLDWIDE INCORPORATED+                             109,057
    3,515   NCR CORPORATION+<<                                          174,309
   14,431   NOVELL INCORPORATED+                                         91,060
    6,988   OMNICOM GROUP INCORPORATED                                  510,543
  192,975   ORACLE CORPORATION+                                       2,176,758
   10,043   PARAMETRIC TECHNOLOGY CORPORATION+                           53,027
   13,692   PEOPLESOFT INCORPORATED+                                    271,786
    6,430   ROBERT HALF INTERNATIONAL INCORPORATED                      165,701
   18,865   SIEBEL SYSTEMS INCORPORATED+                                142,242
  124,130   SUN MICROSYSTEMS INCORPORATED+                              501,485
   10,763   SUNGARD DATA SYSTEMS INCORPORATED+                          255,837
   11,761   SYMANTEC CORPORATION+<<                                     645,444
   12,496   UNISYS CORPORATION+                                         128,959
   16,153   VERITAS SOFTWARE CORPORATION+                               287,523
   50,777   YAHOO! INCORPORATED+<<                                    1,721,848

                                                                     28,253,513
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.62%
   58,263   ABBOTT LABORATORIES                                       2,468,021
    8,482   AIR PRODUCTS & CHEMICALS INCORPORATED                       461,251
    3,384   ALBERTO-CULVER COMPANY CLASS B                              147,136
   47,248   AMGEN INCORPORATED+                                       2,678,017
    4,122   AVERY DENNISON CORPORATION                                  271,145
   17,647   AVON PRODUCTS INCORPORATED<<                                770,821
   72,594   BRISTOL-MYERS SQUIBB COMPANY                              1,718,300
    7,005   CHIRON CORPORATION+<<                                       309,621
    7,950   CLOROX COMPANY                                              423,735
   19,819   COLGATE PALMOLIVE COMPANY                                   895,422
   35,059   DOW CHEMICAL COMPANY                                      1,583,965
   37,241   DU PONT (E.I.) DE NEMOURS & COMPANY                       1,593,915
    2,905   EASTMAN CHEMICAL COMPANY                                    138,133
    9,607   ECOLAB INCORPORATED                                         302,044
   42,193   ELI LILLY & COMPANY                                       2,533,690
   13,818   FOREST LABORATORIES INCORPORATED+<<                         621,534
    8,508   GENZYME CORPORATION+<<                                      462,920

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
   16,068   GILEAD SCIENCES INCORPORATED+<<                      $      600,622
   37,389   GILLETTE COMPANY                                          1,560,617
    1,895   GREAT LAKES CHEMICAL CORPORATION                             48,512
    5,823   HOSPIRA INCORPORATED+                                       178,184
    3,516   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED             134,311
    9,015   KING PHARMACEUTICALS INCORPORATED+                          107,639
    9,302   MEDIMMUNE INCORPORATED+                                     220,457
   82,803   MERCK & COMPANY INCORPORATED                              2,732,499
    9,965   MONSANTO COMPANY                                            362,925
   10,029   MYLAN LABORATORIES INCORPORATED                             180,522
  281,798   PFIZER INCORPORATED                                       8,623,019
    6,410   PPG INDUSTRIES INCORPORATED<<                               392,805
   12,126   PRAXAIR INCORPORATED                                        518,265
   94,876   PROCTER & GAMBLE COMPANY                                  5,134,689
    8,372   ROHM & HAAS COMPANY                                         359,745
   54,949   SCHERING-PLOUGH CORPORATION<<                             1,047,328
    2,578   SIGMA-ALDRICH CORPORATION                                   149,524
    4,084   WATSON PHARMACEUTICALS INCORPORATED+                        120,315
   49,778   WYETH                                                     1,861,697

                                                                     41,713,345
                                                                 --------------

COMMUNICATIONS - 4.54%
   11,503   ALLTEL CORPORATION<<                                        631,630
   29,659   AT&T CORPORATION                                            424,717
  101,868   AT&T WIRELESS SERVICES INCORPORATED+                      1,505,609
   16,892   AVAYA INCORPORATED+                                         235,474
   68,323   BELLSOUTH CORPORATION                                     1,852,920
    5,039   CENTURYTEL INCORPORATED<<                                   172,535
   22,020   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                   686,363
   83,405   COMCAST CORPORATION CLASS A+                              2,355,357
   41,558   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                 990,743
   67,739   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+            225,571
  123,666   SBC COMMUNICATIONS INCORPORATED                           3,209,133
   54,211   SPRINT CORPORATION-FON GROUP<<                            1,091,267
   12,038   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<            380,521
  103,320   VERIZON COMMUNICATIONS INCORPORATED                       4,068,742

                                                                     17,830,582
                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.59%
   13,201   AMSOUTH BANCORPORATION<<                                    322,104
  151,804   BANK OF AMERICA CORPORATION                               6,577,667
   29,036   BANK OF NEW YORK COMPANY INCORPORATED                       846,980
   20,691   BB&T CORPORATION                                            821,226
  193,329   CITIGROUP INCORPORATED                                    8,529,675
    6,396   COMERICA INCORPORATED                                       379,603
   21,270   FIFTH THIRD BANCORP                                       1,046,909
    4,608   FIRST HORIZON NATIONAL CORPORATION<<                        199,803
    5,701   GOLDEN WEST FINANCIAL CORPORATION                           632,526

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

DEPOSITORY INSTITUTIONS (continued)
    8,571   HUNTINGTON BANCSHARES INCORPORATED                   $      213,504
  132,936   JP MORGAN CHASE & COMPANY                                 5,281,547
   15,182   KEYCORP                                                     479,751
    4,369   M&T BANK CORPORATION<<                                      418,113
    8,316   MARSHALL & ILSLEY CORPORATION<<                             335,135
   15,823   MELLON FINANCIAL CORPORATION                                438,139
   24,733   NATIONAL CITY CORPORATION                                   955,188
   11,640   NORTH FORK BANCORPORATION INCORPORATED<<                    517,398
    8,203   NORTHERN TRUST CORPORATION                                  334,682
   10,537   PNC FINANCIAL SERVICES GROUP                                570,052
   17,245   REGIONS FINANCIAL CORPORATION                               570,120
   12,422   SOUTHTRUST CORPORATION                                      517,501
   12,810   SOVEREIGN BANCORP INCORPORATED                              279,514
   12,549   STATE STREET CORPORATION                                    535,968
   13,368   SUNTRUST BANKS INCORPORATED                                 941,241
   11,547   SYNOVUS FINANCIAL CORPORATION                               301,954
   70,135   US BANCORP                                                2,026,902
   48,866   WACHOVIA CORPORATION                                      2,294,259
   32,563   WASHINGTON MUTUAL INCORPORATED                            1,272,562
   63,021   WELLS FARGO & COMPANY++                                   3,757,942
    3,340   ZIONS BANCORPORATION                                        203,874

                                                                     41,601,839
                                                                 --------------

EATING & DRINKING PLACES - 0.52%
    5,888   DARDEN RESTAURANTS INCORPORATED                             137,308
   46,883   MCDONALD'S CORPORATION                                    1,314,131
    4,238   WENDY'S INTERNATIONAL INCORPORATED                          142,397
   10,844   YUM! BRANDS INCORPORATED                                    440,917

                                                                      2,034,753
                                                                 --------------

EDUCATIONAL SERVICES - 0.13%
    7,198   APOLLO GROUP INCORPORATED CLASS A+                          528,117
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.26%
   24,124   AES CORPORATION+                                            240,999
    4,743   ALLEGHENY ENERGY INCORPORATED+<<                             75,698
   11,875   ALLIED WASTE INDUSTRIES INCORPORATED+<<                     105,094
    7,250   AMEREN CORPORATION                                          334,587
   14,766   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                471,921
   16,563   CALPINE CORPORATION+<<                                       48,033
   11,477   CENTERPOINT ENERGY INCORPORATED<<                           118,902
    6,739   CINERGY CORPORATION<<                                       266,864
   12,374   CITIZENS COMMUNICATIONS COMPANY<<                           165,688
    6,018   CMS ENERGY CORPORATION+<<                                    57,291
    9,011   CONSOLIDATED EDISON INCORPORATED                            378,822
    6,548   CONSTELLATION ENERGY GROUP INCORPORATED                     260,872
   12,324   DOMINION RESOURCES INCORPORATED                             804,141
    6,483   DTE ENERGY COMPANY<<                                        273,518
   34,998   DUKE ENERGY CORPORATION<<                                   801,104

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)
   14,164   DYNEGY INCORPORATED CLASS A+<<                       $       70,678
   12,159   EDISON INTERNATIONAL                                        322,335
   23,922   EL PASO CORPORATION                                         219,843
    8,468   ENTERGY CORPORATION                                         513,245
   24,637   EXELON CORPORATION                                          903,932
   12,309   FIRSTENERGY CORPORATION                                     505,654
    6,913   FPL GROUP INCORPORATED                                      472,296
    5,977   KEYSPAN CORPORATION                                         234,298
    4,610   KINDER MORGAN INCORPORATED<<                                289,600
    1,644   NICOR INCORPORATED                                           60,335
    9,833   NISOURCE INCORPORATED                                       206,591
    1,404   PEOPLES ENERGY CORPORATION                                   58,519
   14,962   PG&E CORPORATION+                                           454,845
    3,408   PINNACLE WEST CAPITAL CORPORATION                           141,432
    7,050   PPL CORPORATION                                             332,619
    9,210   PROGRESS ENERGY INCORPORATED                                389,951
    8,853   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                377,138
    8,650   SEMPRA ENERGY                                               313,044
   27,549   SOUTHERN COMPANY                                            825,919
    7,418   TECO ENERGY INCORPORATED<<                                  100,366
   11,077   TXU CORPORATION                                             530,810
   21,640   WASTE MANAGEMENT INCORPORATED                               591,638
   19,495   WILLIAMS COMPANIES INCORPORATED<<                           235,890
   14,921   XCEL ENERGY INCORPORATED                                    258,432

                                                                     12,812,944
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.34%
   30,188   ADC TELECOMMUNICATIONS INCORPORATED+<<                       54,640
   13,246   ADVANCED MICRO DEVICES INCORPORATED+                        172,198
   13,873   ALTERA CORPORATION+                                         271,495
    7,478   AMERICAN POWER CONVERSION CORPORATION                       130,042
   14,121   ANALOG DEVICES INCORPORATED                                 547,612
    6,001   ANDREW CORPORATION+<<                                        73,452
   11,686   APPLIED MICRO CIRCUITS CORPORATION+                          36,577
   12,020   BROADCOM CORPORATION CLASS A+<<                             328,026
   21,241   CIENA CORPORATION+                                           42,057
    7,301   COMVERSE TECHNOLOGY INCORPORATED+                           137,478
    3,533   COOPER INDUSTRIES LIMITED CLASS A                           208,447
   15,679   EMERSON ELECTRIC COMPANY                                    970,373
  394,038   GENERAL ELECTRIC COMPANY                                 13,231,796
  239,410   INTEL CORPORATION                                         4,802,565
   62,518   INTERNATIONAL BUSINESS MACHINES CORPORATION               5,360,293
    7,499   JABIL CIRCUIT INCORPORATED+<<                               172,477
   53,747   JDS UNIPHASE CORPORATION+                                   181,127
    7,328   KLA-TENCOR CORPORATION+<<                                   303,965
   11,476   LINEAR TECHNOLOGY CORPORATION                               415,890
   14,364   LSI LOGIC CORPORATION+<<                                     61,909
  160,831   LUCENT TECHNOLOGIES INCORPORATED+<<                         509,834

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
   12,119   MAXIM INTEGRATED PRODUCTS INCORPORATED               $      512,513
    2,945   MAYTAG CORPORATION<<                                         54,100
   22,820   MICRON TECHNOLOGY INCORPORATED+<<                           274,525
    7,077   MOLEX INCORPORATED                                          211,036
   88,170   MOTOROLA INCORPORATED                                     1,590,587
   13,364   NATIONAL SEMICONDUCTOR CORPORATION<<                        207,008
   13,348   NETWORK APPLIANCE INCORPORATED+<<                           307,004
    5,328   NOVELLUS SYSTEMS INCORPORATED+<<                            141,672
    6,215   NVIDIA CORPORATION+<<                                        90,242
    6,603   PMC-SIERRA INCORPORATED+<<                                   58,172
    3,129   POWER-ONE INCORPORATED+                                      20,276
    3,447   QLOGIC CORPORATION+                                         102,066
   60,748   QUALCOMM INCORPORATED                                     2,371,602
    6,607   ROCKWELL COLLINS INCORPORATED                               245,384
   19,449   SANMINA-SCI CORPORATION+                                    137,116
    5,716   SCIENTIFIC-ATLANTA INCORPORATED                             148,159
   35,889   SOLECTRON CORPORATION+                                      177,651
   15,533   TELLABS INCORPORATED+                                       142,748
   64,604   TEXAS INSTRUMENTS INCORPORATED                            1,374,773
    2,477   WHIRLPOOL CORPORATION                                       148,843
   12,953   XILINX INCORPORATED                                         349,731

                                                                     36,677,461
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.33%
    3,113   FLUOR CORPORATION<<                                         138,591
    5,523   MOODY'S CORPORATION                                         404,560
   14,110   PAYCHEX INCORPORATED                                        425,416
    3,802   QUEST DIAGNOSTICS INCORPORATED                              335,412

                                                                      1,303,979
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT - 0.58%
    4,193   BALL CORPORATION                                            156,944
    2,201   CRANE COMPANY                                                63,653
    5,375   FORTUNE BRANDS INCORPORATED                                 398,234
   11,280   ILLINOIS TOOL WORKS INCORPORATED                          1,050,957
   16,170   MASCO CORPORATION                                           558,350
    2,157   SNAP-ON INCORPORATED                                         59,447

                                                                      2,287,585
                                                                 --------------

FINANCIAL SERVICES - 0.03%
    8,933   JANUS CAPITAL GROUP INCORPORATED<<                          121,578
                                                                 --------------

FOOD & KINDRED PRODUCTS - 3.52%
    1,395   ADOLPH COORS COMPANY CLASS B                                 94,748
   29,893   ANHEUSER-BUSCH COMPANIES INCORPORATED                     1,493,155
   24,293   ARCHER-DANIELS-MIDLAND COMPANY                              412,495
   15,319   CAMPBELL SOUP COMPANY                                       402,737
   90,550   COCA COLA COMPANY                                         3,626,528
   17,503   COCA COLA ENTERPRISES INCORPORATED<<                        330,807

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

FOOD & KINDRED PRODUCTS (continued)
   19,720   CONAGRA FOODS INCORPORATED                           $      507,001
   14,188   GENERAL MILLS INCORPORATED                                  637,041
    4,171   HERCULES INCORPORATED+                                       59,437
    9,190   HERSHEY FOODS CORPORATION                                   429,265
   13,041   HJ HEINZ COMPANY                                            469,737
   15,428   KELLOGG COMPANY                                             658,158
    5,115   MCCORMICK & COMPANY INCORPORATED                            175,649
    9,492   PEPSI BOTTLING GROUP INCORPORATED                           257,708
   63,221   PEPSICO INCORPORATED                                      3,075,702
   29,604   SARA LEE CORPORATION                                        676,747
    8,387   WM WRIGLEY JR COMPANY                                       530,981

                                                                     13,837,896
                                                                 --------------

FOOD STORES - 0.37%
   13,726   ALBERTSON'S INCORPORATED<<                                  328,464
   27,583   KROGER COMPANY+                                             428,088
   14,833   STARBUCKS CORPORATION+<<                                    674,308
    5,301   WINN-DIXIE STORES INCORPORATED<<                             16,380

                                                                      1,447,240
                                                                 --------------

FORESTRY - 0.15%
    8,936   WEYERHAEUSER COMPANY                                        594,065
                                                                 --------------

FURNITURE & FIXTURES - 0.10%
    7,153   LEGGETT & PLATT INCORPORATED                                200,999
   10,259   NEWELL RUBBERMAID INCORPORATED                              205,591

                                                                        406,590
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.94%
    4,299   BIG LOTS INCORPORATED+<<                                     52,577
   12,255   DOLLAR GENERAL CORPORATION                                  246,938
    6,280   FAMILY DOLLAR STORES INCORPORATED<<                         170,188
    6,710   FEDERATED DEPARTMENT STORES INCORPORATED<<                  304,835
   10,755   JC PENNEY COMPANY INCORPORATED                              379,436
   10,876   MAY DEPARTMENT STORES COMPANY                               278,752
    7,912   SEARS ROEBUCK & COMPANY<<                                   315,293
   33,712   TARGET CORPORATION                                        1,525,468
   18,240   TJX COMPANIES INCORPORATED<<                                402,010

                                                                      3,675,497
                                                                 --------------

HEALTH SERVICES - 0.63%
   12,628   BIOGEN IDEC INCORPORATED+<<                                 772,455
   17,390   CAREMARK RX INCORPORATED+                                   557,697
   18,013   HCA INCORPORATED<<                                          687,196
    9,083   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<        185,566
    3,263   MANOR CARE INCORPORATED                                      97,759
   17,396   TENET HEALTHCARE CORPORATION+                               187,703

                                                                      2,488,376
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

HOLDING & OTHER INVESTMENT OFFICES - 0.45%
    3,532   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A    $      122,843
   15,036   EQUITY OFFICE PROPERTIES TRUST                              409,731
   10,474   EQUITY RESIDENTIAL                                          324,694
    6,841   PLUM CREEK TIMBER COMPANY<<                                 239,640
    6,785   PROLOGIS                                                    239,103
    7,768   SIMON PROPERTY GROUP INCORPORATED<<                         416,598

                                                                      1,752,609
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
   11,217   BED BATH & BEYOND INCORPORATED+                             416,263
   12,129   BEST BUY COMPANY INCORPORATED                               657,877
    7,418   CIRCUIT CITY STORES INCORPORATED                            113,792
    5,958   RADIO SHACK CORPORATION                                     170,637

                                                                      1,358,569
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
   14,366   HILTON HOTELS CORPORATION<<                                 270,655
    8,542   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                 443,842
    7,768   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED            360,591

                                                                      1,075,088
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.56%
   29,210   3M COMPANY                                                2,335,924
    7,983   AMERICAN STANDARD COMPANIES INCORPORATED+<<                 310,619
   14,477   APPLE COMPUTER INCORPORATED+                                560,984
   63,378   APPLIED MATERIALS INCORPORATED+                           1,045,103
   12,455   BAKER HUGHES INCORPORATED<<                                 544,533
    2,991   BLACK & DECKER CORPORATION                                  231,623
   12,790   CATERPILLAR INCORPORATED                                  1,028,955
  252,341   CISCO SYSTEMS INCORPORATED+                               4,567,372
    1,653   CUMMINS INCORPORATED<<                                      122,140
    9,261   DEERE & COMPANY                                             597,798
   93,174   DELL INCORPORATED+                                        3,316,994
    7,588   DOVER CORPORATION                                           294,946
   89,743   EMC CORPORATION+                                          1,035,634
   13,909   GATEWAY INCORPORATED+                                        68,850
    6,468   INGERSOLL-RAND COMPANY CLASS A                              439,630
    4,833   LEXMARK INTERNATIONAL INCORPORATED+                         406,020
    4,668   PALL CORPORATION                                            114,273
    4,457   PARKER HANNIFIN CORPORATION                                 262,339
    8,625   PITNEY BOWES INCORPORATED                                   380,362
    3,056   STANLEY WORKS                                               129,972
    8,932   SYMBOL TECHNOLOGIES INCORPORATED                            112,900

                                                                     17,906,971
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

INSURANCE AGENTS, BROKERS & SERVICE - 0.92%
   10,599   ACE LIMITED                                          $      424,596
   11,787   AON CORPORATION<<                                           338,758
    5,948   HUMANA INCORPORATED+<<                                      118,841
    5,093   JEFFERSON-PILOT CORPORATION                                 252,918
   19,429   MARSH & MCLENNAN COMPANIES INCORPORATED                     889,071
   10,155   MEDCO HEALTH SOLUTIONS INCORPORATED+                        313,790
   27,995   METLIFE INCORPORATED                                      1,082,007
   11,061   UNUMPROVIDENT CORPORATION<<                                 173,547

                                                                      3,593,528
                                                                 --------------

INSURANCE CARRIERS - 4.87%
    5,731   AETNA INCORPORATED<<                                        572,699
   18,927   AFLAC INCORPORATED                                          742,128
   25,862   ALLSTATE CORPORATION                                      1,241,117
    4,047   AMBAC FINANCIAL GROUP INCORPORATED                          323,558
   97,234   AMERICAN INTERNATIONAL GROUP INCORPORATED                 6,610,940
    5,210   ANTHEM INCORPORATED+<<                                      454,572
    7,128   CHUBB CORPORATION<<                                         500,956
    5,132   CIGNA CORPORATION<<                                         357,341
    6,281   CINCINNATI FINANCIAL CORPORATION                            258,903
   10,941   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED              677,576
    6,567   LINCOLN NATIONAL CORPORATION                                308,649
    6,922   LOEWS CORPORATION                                           404,937
    5,346   MBIA INCORPORATED<<                                         311,191
    3,676   MGIC INVESTMENT CORPORATION                                 244,638
   11,696   PRINCIPAL FINANCIAL GROUP INCORPORATED                      420,705
    8,099   PROGRESSIVE CORPORATION                                     686,390
   19,369   PRUDENTIAL FINANCIAL INCORPORATED<<                         911,118
    4,698   SAFECO CORPORATION                                          214,464
   24,958   ST PAUL COMPANIES INCORPORATED                              825,111
    4,092   TORCHMARK CORPORATION                                       217,613
   24,806   UNITEDHEALTH GROUP INCORPORATED                           1,829,194
    5,861   WELLPOINT HEALTH NETWORKS INCORPORATED+                     615,932
    5,164   XL CAPITAL LIMITED CLASS A<<                                382,084

                                                                     19,111,816
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.08%
    7,023   COACH INCORPORATED+<<                                       297,916
                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.12%
    9,635   GEORGIA-PACIFIC CORPORATION                                 346,378
    4,078   LOUISIANA-PACIFIC CORPORATION                               105,824

                                                                        452,202
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 3.18%
   18,123   AGILENT TECHNOLOGIES INCORPORATED+<<                 $      390,913
    4,915   ALLERGAN INCORPORATED<<                                     356,583
    7,532   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                142,129
    1,985   BAUSCH & LOMB INCORPORATED                                  131,903
   22,944   BAXTER INTERNATIONAL INCORPORATED                           737,879
    9,350   BECTON DICKINSON & COMPANY                                  483,395
    9,479   BIOMET INCORPORATED<<                                       444,376
   31,430   BOSTON SCIENTIFIC CORPORATION+                            1,248,714
    3,912   C.R. BARD INCORPORATED                                      221,537
   11,504   DANAHER CORPORATION<<                                       589,925
   10,696   EASTMAN KODAK COMPANY<<                                     344,625
    4,289   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<             250,177
   11,740   GUIDANT CORPORATION                                         775,310
   45,136   MEDTRONIC INCORPORATED                                    2,342,558
    1,850   MILLIPORE CORPORATION+<<                                     88,523
    4,781   PERKINELMER INCORPORATED                                     82,329
   16,834   RAYTHEON COMPANY                                            639,355
    6,879   ROCKWELL AUTOMATION INCORPORATED                            266,217
    6,605   ST. JUDE MEDICAL INCORPORATED+                              497,158
   14,974   STRYKER CORPORATION<<                                       719,950
    3,424   TEKTRONIX INCORPORATED                                      113,848
    7,244   TERADYNE INCORPORATED+<<                                     97,070
    6,093   THERMO ELECTRON CORPORATION+                                164,633
    4,412   WATERS CORPORATION+                                         194,569
   31,315   XEROX CORPORATION+<<                                        440,915
    9,145   ZIMMER HOLDINGS INCORPORATED+                               722,821

                                                                     12,487,412
                                                                 --------------

METAL MINING - 0.34%
    6,607   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<       267,584
   16,546   NEWMONT MINING CORPORATION<<                                753,339
    3,508   PHELPS DODGE CORPORATION<<                                  322,841

                                                                      1,343,764
                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
    3,815   VULCAN MATERIALS COMPANY                                    194,374
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.02%
    5,654   EATON CORPORATION                                           358,520
    6,599   HASBRO INCORPORATED                                         124,061
  112,703   HEWLETT-PACKARD COMPANY                                   2,113,181
    3,443   ITT INDUSTRIES INCORPORATED                                 275,406
  110,770   JOHNSON & JOHNSON                                         6,239,674
   15,454   MATTEL INCORPORATED<<                                       280,181
    5,453   TIFFANY & COMPANY                                           167,625
   74,968   TYCO INTERNATIONAL LIMITED                                2,298,519

                                                                     11,857,167
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

MISCELLANEOUS RETAIL - 3.12%
   17,211   COSTCO WHOLESALE CORPORATION<<                       $      715,289
   14,905   CVS CORPORATION                                             627,948
    3,116   DILLARDS INCORPORATED CLASS A                                61,510
    2,895   EXPRESS SCRIPTS INCORPORATED+<<                             189,159
   11,691   OFFICE DEPOT INCORPORATED+                                  175,716
   18,569   STAPLES INCORPORATED<<                                      553,728
    7,985   TOYS R US INCORPORATED+<<                                   141,654
  158,332   WAL-MART STORES INCORPORATED                              8,423,262
   38,235   WALGREEN COMPANY                                          1,369,960

                                                                     12,258,226
                                                                 --------------

MOTION PICTURES - 1.14%
  170,646   TIME WARNER INCORPORATED+                                 2,754,227
   76,677   WALT DISNEY COMPANY                                       1,729,066

                                                                      4,483,293
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.81%
   41,962   UNITED PARCEL SERVICE INCORPORATED CLASS B                3,185,755
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.54%
   47,314   AMERICAN EXPRESS COMPANY                                  2,434,778
    9,013   CAPITAL ONE FINANCIAL CORPORATION                           666,061
   21,016   COUNTRYWIDE FINANCIAL CORPORATION<<                         827,820
   36,122   FANNIE MAE                                                2,290,135
   25,639   FREDDIE MAC                                               1,672,688
   47,683   MBNA CORPORATION                                          1,201,612
   10,923   PROVIDIAN FINANCIAL CORPORATION+<<                          169,743
   16,270   SLM CORPORATION<<                                           725,642

                                                                      9,988,479
                                                                 --------------

OIL & GAS EXTRACTION - 1.96%
    9,338   ANADARKO PETROLEUM CORPORATION                              619,670
   12,166   APACHE CORPORATION                                          609,638
    6,027   BJ SERVICES COMPANY                                         315,875
   14,732   BURLINGTON RESOURCES INCORPORATED                           601,066
    9,021   DEVON ENERGY CORPORATION                                    640,581
    4,398   EOG RESOURCES INCORPORATED                                  289,608
   16,478   HALLIBURTON COMPANY<<                                       555,144
    5,635   KERR-MCGEE CORPORATION                                      322,604
    5,551   NABORS INDUSTRIES LIMITED+<<                                262,840
    4,997   NOBLE CORPORATION+                                          224,615
   14,618   OCCIDENTAL PETROLEUM CORPORATION                            817,585
    3,985   ROWAN COMPANIES INCORPORATED+<<                             105,204
   22,037   SCHLUMBERGER LIMITED                                      1,483,310
   11,973   TRANSOCEAN INCORPORATED+<<                                  428,394
    9,880   UNOCAL CORPORATION                                          424,840

                                                                      7,700,974
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

PAPER & ALLIED PRODUCTS - 0.68%
    3,990   BEMIS COMPANY INCORPORATED                           $      106,054
    3,285   BOISE CASCADE CORPORATION                                   109,325
   18,147   INTERNATIONAL PAPER COMPANY                                 733,320
   18,455   KIMBERLY-CLARK CORPORATION                                1,192,009
    7,531   MEADWESTVACO CORPORATION                                    240,239
    5,608   PACTIV CORPORATION+                                         130,386
    2,079   TEMPLE-INLAND INCORPORATED<<                                139,605

                                                                      2,650,938
                                                                 --------------

PERSONAL SERVICES - 0.15%
    6,388   CINTAS CORPORATION                                          268,552
    6,153   H & R BLOCK INCORPORATED<<                                  304,081

                                                                        572,633
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.02%
    3,401   AMERADA HESS CORPORATION<<                                  302,689
    2,652   ASHLAND INCORPORATED                                        148,724
   79,497   CHEVRONTEXACO CORPORATION                                 4,264,219
   25,704   CONOCOPHILLIPS                                            2,129,577
  242,788   EXXON MOBIL CORPORATION                                  11,733,944
   12,915   MARATHON OIL CORPORATION                                    533,131
    2,811   SUNOCO INCORPORATED<<                                       207,958
    4,771   VALERO ENERGY CORPORATION<<                                 382,682

                                                                     19,702,924
                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.45%
   32,462   ALCOA INCORPORATED                                        1,090,399
    3,556   ALLEGHENY TECHNOLOGIES INCORPORATED                          64,897
    4,641   ENGELHARD CORPORATION                                       131,572
    2,958   NUCOR CORPORATION                                           270,273
    4,231   UNITED STATES STEEL CORPORATION<<                           159,170
    3,258   WORTHINGTON INDUSTRIES INCORPORATED                          69,558

                                                                      1,785,869
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.26%
    3,055   DOW JONES & COMPANY INCORPORATED<<                          124,063
    9,931   GANNETT COMPANY INCORPORATED<<                              831,821
    2,889   KNIGHT-RIDDER INCORPORATED<<                                189,085
    7,090   MCGRAW-HILL COMPANIES INCORPORATED                          565,002
    1,875   MEREDITH CORPORATION                                         96,337
    5,479   NEW YORK TIMES COMPANY CLASS A                              214,229
    8,176   RR DONNELLEY & SONS COMPANY<<                               256,072
   11,878   TRIBUNE COMPANY                                             488,780
   64,746   VIACOM INCORPORATED CLASS B<<                             2,172,876

                                                                      4,938,265
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

RAILROAD TRANSPORTATION - 0.46%
   13,897   BURLINGTON NORTHERN SANTA FE CORPORATION<<           $      532,394
    8,016   CSX CORPORATION                                             266,131
   14,692   NORFOLK SOUTHERN CORPORATION                                436,940
    9,674   UNION PACIFIC CORPORATION                                   566,897

                                                                      1,802,362
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.29%
    2,792   COOPER TIRE & RUBBER COMPANY                                 56,315
    6,543   GOODYEAR TIRE & RUBBER COMPANY+<<                            70,272
    9,828   NIKE INCORPORATED CLASS B<<                                 774,446
    2,207   REEBOK INTERNATIONAL LIMITED                                 81,041
    3,133   SEALED AIR CORPORATION+<<                                   145,214

                                                                      1,127,288
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 2.07%
    3,846   BEAR STEARNS COMPANIES INCORPORATED                         369,870
   50,997   CHARLES SCHWAB CORPORATION                                  468,662
   13,930   E*TRADE FINANCIAL CORPORATION+                              159,081
    4,045   FEDERATED INVESTORS INCORPORATED CLASS B                    115,040
    9,307   FRANKLIN RESOURCES INCORPORATED                             518,958
   18,135   GOLDMAN SACHS GROUP INCORPORATED                          1,690,907
   10,126   LEHMAN BROTHERS HOLDINGS INCORPORATED                       807,245
   35,061   MERRILL LYNCH & COMPANY INCORPORATED                      1,743,233
   40,993   MORGAN STANLEY                                            2,020,955
    4,749   T ROWE PRICE GROUP INCORPORATED                             241,914

                                                                      8,135,865
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.15%
   52,010   CORNING INCORPORATED+<<                                     576,271
                                                                 --------------

TOBACCO PRODUCTS - 1.08%
   76,573   ALTRIA GROUP INCORPORATED                                 3,601,994
    5,523   REYNOLDS AMERICAN INCORPORATED<<                            375,785
    6,166   UST INCORPORATED<<                                          248,243

                                                                      4,226,022
                                                                 --------------

TRANSPORTATION BY AIR - 0.35%
    4,687   DELTA AIR LINES INCORPORATED+<<                              15,420
   11,211   FEDEX CORPORATION                                           960,671
   29,489   SOUTHWEST AIRLINES COMPANY                                  401,640

                                                                      1,377,731
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.95%
   31,328   BOEING COMPANY                                            1,617,151
    3,567   BRUNSWICK CORPORATION                                       163,226
    5,572   DANA CORPORATION                                             98,569
   20,943   DELPHI CORPORATION                                          194,561
   68,288   FORD MOTOR COMPANY<<                                        959,446
    7,461   GENERAL DYNAMICS CORPORATION                                761,768

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

TRANSPORTATION EQUIPMENT (continued)
   21,076   GENERAL MOTORS CORPORATION<<                         $      895,309
    6,530   GENUINE PARTS COMPANY<<                                     250,621
    4,431   GOODRICH CORPORATION                                        138,956
   11,012   HARLEY-DAVIDSON INCORPORATED<<                              654,553
   32,079   HONEYWELL INTERNATIONAL INCORPORATED                      1,150,353
    7,100   JOHNSON CONTROLS INCORPORATED                               403,351
   16,603   LOCKHEED MARTIN CORPORATION                                 926,115
    2,605   NAVISTAR INTERNATIONAL CORPORATION+                          96,880
   13,380   NORTHROP GRUMMAN CORPORATION                                713,555
    6,477   PACCAR INCORPORATED                                         447,690
    5,172   TEXTRON INCORPORATED                                        332,405
   19,094   UNITED TECHNOLOGIES CORPORATION                           1,782,998

                                                                     11,587,507
                                                                 --------------

TRANSPORTATION SERVICES - 0.03%
    5,122   SABRE HOLDINGS CORPORATION                                  125,643
                                                                 --------------

WATER TRANSPORTATION - 0.28%
   23,626   CARNIVAL CORPORATION<<                                    1,117,274
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.66%
    4,196   AMERISOURCE-BERGEN CORPORATION<<                            225,367
    4,532   BROWN-FORMAN CORPORATION CLASS B                            207,566
   16,062   CARDINAL HEALTH INCORPORATED                                703,034
   10,956   MCKESSON CORPORATION                                        281,021
   16,678   SAFEWAY INCORPORATED+<<                                     322,052
    5,074   SUPERVALU INCORPORATED                                      139,789
   23,863   SYSCO CORPORATION                                           713,981

                                                                      2,592,810
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.06%
    4,835   VISTEON CORPORATION                                          38,632
    3,396   W.W. GRAINGER INCORPORATED                                  195,779

                                                                        234,411
                                                                 --------------

TOTAL COMMON STOCK (COST $223,873,361)                              388,480,023
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 13.24%
             COLLATERAL FOR SECURITY LENDING                         52,012,958

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $52,012,958)           52,012,958
                                                                 --------------

RIGHTS - 0.00%
   12,100   SEAGATE TECHNOLOGY RIGHTS+(A)                                     0

TOTAL RIGHTS (COST $0)                                                        0
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 1.16%

MUTUAL FUND - 1.05%
4,118,310   WELLS FARGO MONEY MARKET TRUST~++                    $    4,118,310
                                                                 --------------

PRINCIPAL                          INTEREST RATE  MATURITY DATE

US TREASURY BILLS - 0.11%
$ 440,000   US TREASURY BILL^#         1.68          02/10/2005         437,002
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,555,599)                        4,555,312
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $280,441,918)*                                113.31%      $  445,048,293
OTHER ASSETS AND LIABILITIES, NET                   (13.31)         (52,261,629)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  392,786,664
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.  SEE NOTE 2.

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,980,123.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $280,751,509 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $ 202,263,568
     GROSS UNREALIZED DEPRECIATION                    (37,966,784)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 164,296,784

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 98.28%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
   HOME DEALERS - 2.96%
   42,430   HOME DEPOT INCORPORATED                              $    1,663,256
   54,800   LOWE'S COMPANIES INCORPORATED                             2,978,380

                                                                      4,641,636
                                                                 --------------

BUSINESS SERVICES - 14.04%
   52,910   ADOBE SYSTEMS INCORPORATED                                2,617,457
   67,500   EBAY INCORPORATED+                                        6,205,950
   58,520   ELECTRONIC ARTS INCORPORATED+<<                           2,691,335
  191,118   MICROSOFT CORPORATION                                     5,284,413
   54,360   SYMANTEC CORPORATION+<<                                   2,983,277
   65,030   YAHOO! INCORPORATED+<<                                    2,205,167

                                                                     21,987,599
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 12.93%
   49,820   AMGEN INCORPORATED+                                       2,823,798
   27,830   AVON PRODUCTS INCORPORATED                                1,215,614
   22,610   ELI LILLY & COMPANY                                       1,357,731
   50,770   GENENTECH INCORPORATED+<<                                 2,661,363
   88,380   GILEAD SCIENCES INCORPORATED+<<                           3,303,644
  111,551   PFIZER INCORPORATED                                       3,413,461
   78,120   PROCTER & GAMBLE COMPANY                                  4,227,854
   48,320   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<              1,253,904

                                                                     20,257,369
                                                                 --------------

DEPOSITORY INSTITUTIONS - 0.00%
        1   CITIGROUP INCORPORATED                                           44
                                                                 --------------

EDUCATIONAL SERVICES - 1.23%
   26,160   APOLLO GROUP INCORPORATED CLASS A+                        1,919,359
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 10.84%
  106,660   GENERAL ELECTRIC COMPANY                                  3,581,643
  140,630   INTEL CORPORATION                                         2,821,038
   54,430   LINEAR TECHNOLOGY CORPORATION                             1,972,543
   44,680   MAXIM INTEGRATED PRODUCTS INCORPORATED                    1,889,517
   39,500   MOLEX INCORPORATED                                        1,177,890
  142,000   QUALCOMM INCORPORATED                                     5,543,680

                                                                     16,986,311
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
   RELATED SERVICES - 1.82%
   20,910   MOODY'S CORPORATION                                       1,531,658
   43,780   PAYCHEX INCORPORATED                                      1,319,967

                                                                      2,851,625
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT - 2.10%
   35,330   ILLINOIS TOOL WORKS INCORPORATED                          3,291,696
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

FOOD & KINDRED PRODUCTS - 2.69%
   49,090   PEPSICO INCORPORATED                                 $    2,388,228
   28,860   WM WRIGLEY JR COMPANY                                     1,827,127

                                                                      4,215,355
                                                                 --------------

FOOD STORES - 2.24%
   77,050   STARBUCKS CORPORATION+<<                                  3,502,693
                                                                 --------------

GENERAL MERCHANDISE STORES - 1.36%
   47,080   TARGET CORPORATION                                        2,130,370
                                                                 --------------

HEALTH SERVICES - 2.26%
   12,410   BIOGEN IDEC INCORPORATED+<<                                 759,120
   86,770   CAREMARK RX INCORPORATED+                                 2,782,714

                                                                      3,541,834
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.94%
   18,320   ALCON INCORPORATED                                        1,469,264
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.43%
   41,330   BEST BUY COMPANY INCORPORATED                             2,241,739
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.56%
   38,700   3M COMPANY                                                3,094,839
   62,960   APPLE COMPUTER INCORPORATED+                              2,439,700
  150,873   CISCO SYSTEMS INCORPORATED+                               2,730,801
  121,654   DELL INCORPORATED+                                        4,330,883
  119,150   EMC CORPORATION+                                          1,374,991
   29,120   VARIAN MEDICAL SYSTEMS INCORPORATED+<<                    1,006,678

                                                                     14,977,892
                                                                 --------------

INSURANCE CARRIERS - 4.30%
   48,401   AMERICAN INTERNATIONAL GROUP INCORPORATED                 3,290,784
   25,900   UNITEDHEALTH GROUP INCORPORATED                           1,909,866
   14,580   WELLPOINT HEALTH NETWORKS INCORPORATED+                   1,532,212

                                                                      6,732,862
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 11.85%
   66,200   BOSTON SCIENTIFIC CORPORATION+                            2,630,126
   68,150   DANAHER CORPORATION<<                                     3,494,732
   30,350   GUIDANT CORPORATION                                       2,004,314
   46,790   MEDTRONIC INCORPORATED                                    2,428,401
   38,560   ST. JUDE MEDICAL INCORPORATED+                            2,902,411
   38,250   STRYKER CORPORATION<<                                     1,839,060
   41,290   ZIMMER HOLDINGS INCORPORATED+                             3,263,562

                                                                     18,562,606
                                                                 --------------

METAL MINING - 0.87%
   30,020   NEWMONT MINING CORPORATION<<                              1,366,811
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.95%
   26,340   JOHNSON & JOHNSON                                         1,483,732
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

MISCELLANEOUS RETAIL - 3.86%
   62,810   WAL-MART STORES INCORPORATED                         $    3,341,492
   75,610   WALGREEN COMPANY                                          2,709,106

                                                                      6,050,598
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.06%
   62,620   AMERICAN EXPRESS COMPANY                                  3,222,425
                                                                 --------------

OIL & GAS EXTRACTION - 1.73%
   54,066   APACHE CORPORATION                                        2,709,247
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.51%
   73,710   SUNCOR ENERGY INCORPORATED                                2,359,457
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
   & SERVICES - 2.86%
   31,130   GOLDMAN SACHS GROUP INCORPORATED                          2,902,562
   31,080   T ROWE PRICE GROUP INCORPORATED                           1,583,215

                                                                      4,485,777
                                                                 --------------

TRANSPORTATION BY AIR - 1.89%
   34,640   FEDEX CORPORATION                                         2,968,302
                                                                 --------------

TOTAL COMMON STOCK (COST $131,909,315)                              153,956,603
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 14.74%
            COLLATERAL FOR SECURITY LENDING                          23,082,742

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $23,082,742)           23,082,742
                                                                 --------------

SHORT-TERM INVESTMENTS - 0.76%

MUTUAL FUND - 0.76%
1,193,084   WELLS FARGO MONEY MARKET TRUST~++                         1,193,084
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,193,084)                        1,193,084
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $156,185,141)*                                113.78%      $  178,232,429
OTHER ASSETS AND LIABILITIES, NET                   (13.78)         (21,581,662)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  156,650,767
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,193,084.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $156,285,124 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
      GROSS UNREALIZED APPRECIATION                 $  24,671,817
      GROSS UNREALIZED DEPRECIATION                    (2,724,512)
                                                    -------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)    $  21,947,305

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.21%
      N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO             $   26,264,324
      N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO              118,494,119
      N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO              156,285,883
      N/A   WELLS FARGO OVERSEAS PORTFOLIO                           39,834,157
      N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                    61,899,422
      N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO               61,830,119
      N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                61,947,480

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $341,428,613)           526,555,504
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $341,428,613)                                 100.21%      $  526,555,504
OTHER ASSETS AND LIABILITIES, NET                    (0.21)          (1,116,568)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  525,438,936
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.07%
      N/A   WELLS FARGO INDEX PORTFOLIO                          $1,087,933,815

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $769,357,930)         1,087,933,815
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $769,357,930)                                 100.07%      $1,087,933,815
OTHER ASSETS AND LIABILITIES, NET                    (0.07)            (721,850)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $1,087,211,965
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.45%

AUSTRALIA - 1.59%
  268,900   BLUESCOPE STEEL LIMITED (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                            $    1,694,564
  264,000   BORAL LIMITED (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        1,317,562
  144,700   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                         971,619
   35,000   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY
            INSTITUTIONS)                                               765,383
  499,700   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           886,795
  222,900   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                 490,831
  393,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)              1,326,743

                                                                      7,453,497
                                                                 --------------

AUSTRIA - 0.23%
    6,500   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN
            AG (DEPOSITORY INSTITUTIONS)                                270,446
    3,601   OMV AG (OIL & GAS EXTRACTION)                               829,641

                                                                      1,100,087
                                                                 --------------

BELGIUM - 2.25%
  196,400   FORTIS (DEPOSITORY INSTITUTIONS)                          4,668,814
  143,600   FORTIS (DEPOSITORY INSTITUTIONS)                          3,417,222
   72,500   INBEV (FOOD & KINDRED PRODUCTS)                           2,416,817

                                                                     10,502,853
                                                                 --------------

BRAZIL - 0.65%
    1,300   BANCO BRADESCO SA ADR (DEPOSITORY INSTITUTIONS)              68,510
    8,300   BANCO BRADESCO SA PREFERRED (DEPOSITORY INSTITUTIONS)       435,902
2,410,300   BANCO ITAU HOLDING FINANCEIRA SA (DEPOSITORY
            INSTITUTIONS)                                               266,828
   11,800   CAMPANHIA DE BEBIDAS ADR (WHOLESALE TRADE
            NON-DURABLE GOODS)                                          264,320
   30,800   PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)             1,085,700
  152,300   TELESP CELULAR PARTICIPACOES SA ADR (COMMUNICATIONS)        941,214

                                                                      3,062,474
                                                                 --------------

CANADA - 0.97%
   47,200   CORUS ENTERTAINMENT INCORPORATED
            CLASS B (COMMUNICATIONS)                                    876,457
   69,200   ENCANA CORPORATION (OIL & GAS EXTRACTION)                 3,190,565
  131,100   NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  445,740

                                                                      4,512,762
                                                                 --------------

DENMARK - 1.11%
   90,500   DANSKE BANK AS (DEPOSITORY INSTITUTIONS)                  2,378,956
   15,700   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)               284,306
   46,500   NOVO NORDISK A/S CLASS B (CHEMICALS &
            ALLIED PRODUCTS)                                          2,545,564

                                                                      5,208,826
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

FINLAND - 0.85%
   22,400   ELCOTEQ NETWORK (COMMUNICATIONS)                     $      417,313
   44,300   KESKO OYJ (FOOD STORES)                                     969,467
   55,900   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                  545,010
   41,400   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)              457,629
   54,000   TIETOENATOR OYJ (BUSINESS SERVICES)                       1,564,032

                                                                      3,953,451
                                                                 --------------

FRANCE - 9.12%
  122,900   ALCATEL SA (COMMUNICATIONS)+                              1,436,365
   74,200   AXA (INSURANCE CARRIERS)                                  1,501,233
   73,100   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                  4,721,108
   44,600   BOUYGUES SA (ENGINEERING CONSTRUCTION)                    1,672,881
   10,000   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)        649,568
   41,900   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        2,150,813
    9,500   COOMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN
            (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  482,817
   29,100   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                793,686
  127,500   JC DECAUX SA (BUSINESS SERVICES)                          2,897,907
   20,000   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,749,985
    4,500   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
            SERVICES)                                                   300,410
   22,900   M6 METROPOLE TELEVISION (COMMUNICATIONS)                    612,639
   68,140   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                               1,309,229
   19,300   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE
            STATIONS)                                                 1,188,946
   44,900   RENAULT SA (TRANSPORTATION EQUIPMENT)                     3,672,192
   54,401   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)        3,945,871
   18,400   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                1,628,268
   31,000   SODEXHO ALLIANCE SA (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           820,096
   32,500   TOTAL SA (OIL & GAS EXTRACTION)                           6,619,884
   32,900   VALEO SA (TRANSPORTATION EQUIPMENT)                       1,204,610
   11,423   VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
            & OPERATIVE BUILDERS)                                     1,314,464
   75,600   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                     1,937,065

                                                                     42,610,037
                                                                 --------------

GERMANY - 5.73%
   31,300   ALLIANZ AG (INSURANCE CARRIERS)                           3,152,353
   43,000   BASF AG (CHEMICALS & ALLIED PRODUCTS)                     2,534,124
   32,400   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)+                               1,331,975
   16,900   CELESIO AG (CHEMICALS & ALLIED PRODUCTS)                  1,152,344
    6,930   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS
            PRODUCTS)                                                   376,732
   28,500   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS,
            DEALERS, EXCHANGES & SERVICES)                            1,441,371
   17,300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)               1,276,309
   13,400   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             1,095,932
   13,500   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)               1,033,857
   36,700   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY
            INSTITUTIONS)                                               873,799
   42,100   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)              2,426,181
   40,000   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,367,696
   22,025   MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG
            (INSURANCE CARRIERS)                                      2,121,666
   93,200   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                  1,717,802
   10,800   SAP AG (BUSINESS SERVICES)                                1,678,048

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

GERMANY (continued)
    3,900   SCHERING AG (CHEMICALS & ALLIED PRODUCTS)            $      246,308
   92,000   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                1,792,809
   61,600   TUI AG (TRANSPORTATION BY AIR)                            1,154,498

                                                                     26,773,804
                                                                 --------------

GREECE - 0.66%
   93,000   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)         1,533,925
   83,100   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)                687,383
   22,000   OPAP SA (AMUSEMENT & RECREATION SERVICES)                   425,710
   17,700   PUBLIC POWER CORPORATION (ELECTRIC, GAS &
            SANITARY SERVICES)                                          438,790

                                                                      3,085,808
                                                                 --------------

HONG KONG - 2.61%
  188,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                1,609,248
1,053,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)         3,200,300
3,822,000   CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC)
            (OIL COMPANIES)                                           1,556,139
  280,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                719,924
1,218,800   CNOOC LIMITED (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                                 636,904
   10,000   HANG LUNG GROUP LIMITED (REAL ESTATE)                        15,645
  389,000   HONG KONG & CHINA GAS COMPANY LIMITED
            (OIL & GAS EXTRACTION)                                      725,816
  208,200   ORIENT OVERSEAS INTERNATIONAL LIMITED
            (WATER TRANSPORTATION)                                      833,008
  473,400   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED
            (COMMUNICATIONS)                                            509,943
  186,000   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)            1,753,131
  146,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)             653,420

                                                                     12,213,478
                                                                 --------------

HUNGARY - 0.28%
   29,700   OTP BANK GDR (DEPOSITORY INSTITUTIONS)                    1,314,225
                                                                 --------------

INDIA - 0.14%
   40,000   DOCTOR REDDY'S LABORATORIES LIMITED ADR
            (HEALTH SERVICES)                                           644,800
                                                                 --------------

IRELAND - 0.17%
   48,100   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY
            CREDIT INSTITUTIONS)                                        776,625
                                                                 --------------

ISRAEL - 0.22%
   39,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR
            (CHEMICALS & ALLIED PRODUCTS)                             1,012,050
                                                                 --------------

ITALY - 4.06%
   14,100   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)             387,546
  242,100   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                  920,109
  342,900   COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING &
            ALLIED INDUSTRIES)                                          749,555
   76,400   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                624,371
  267,700   ENI SPA (OIL & GAS EXTRACTION)                            5,998,023
  150,400   ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)         1,225,392
  121,522   MEDIASET SPA (COMMUNICATIONS)                             1,379,508
   44,900   RIUNIONE ADRIATICA SI SICURTA SPA
            (INSURANCE CARRIERS)                                        862,700
  156,700   SAIPEM SPA (OIL & GAS EXTRACTION)                         1,761,330
   89,153   SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                1,006,521

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

ITALY (continued)
   93,600   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)             $      452,219
  296,000   TELECOMM ITALIA MOBILE SPA (COMMUNICATIONS)               1,595,529
  394,000   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)         1,986,760

                                                                     18,949,563
                                                                 --------------

JAPAN - 20.85%
   12,400   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               767,300
    3,200   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)            51,507
   34,100   AEON COMPANY LIMITED W I (GENERAL MERCHANDISE
            STORES)+%%                                                  543,298
  130,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED
            PRODUCTS)                                                 1,486,186
  123,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION
            BY AIR)                                                     393,948
   34,300   ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  439,117
   34,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  405,045
  127,300   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)         1,295,927
  309,200   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)        1,660,812
   66,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                1,224,607
   12,900   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          606,288
  145,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)            420,995
   71,200   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)      2,189,974
   75,800   DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING,
            ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                        1,304,656
      816   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)+<<                                      755,179
      300   EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)        1,551,513
  345,000   EBARA CORPORATION (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                               1,483,736
   14,000   FUJI FIRE & MARINE INSURANCE COMPANY LIMITED
            (INSURANCE CARRIERS)                                         44,332
      300   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)       609,717
   58,300   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               917,756
   73,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    1,306,800
   79,000   HOKUETSU PAPER MILLS LIMITED (PAPER & ALLIED PRODUCTS)      412,149
   99,400   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)    4,816,005
  319,000   JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)         874,092
  320,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)               1,289,117
  217,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)          2,130,327
   94,800   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC,
            GAS & SANITARY SERVICES)                                  1,671,246
   14,900   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        3,133,711
   52,500   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                         337,250
   45,000   KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)                                            656,943
  133,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                   938,838
  660,000   MARUBENI CORPORATION (BUSINESS SERVICES)                  1,748,582
  454,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS &
            ALLIED PRODUCTS)                                          1,375,820
  111,000   MITSUBISHI CORPORATION (BUSINESS SERVICES)                1,199,483

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

JAPAN (Continued)
      237   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)               890,242
   20,400   NAMCO LIMITED (AMUSEMENT & RECREATION SERVICES)             231,366
   20,400   NAMCO LIMITED W I SHARES (AMUSEMENT & RECREATION
            SERVICES)                                                   231,366
   81,200   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                             610,759
  531,000   NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)          2,153,582
    3,800   NIPPON BROADCASTING SYSTEM INCORPORATED
            (COMMUNICATIONS)                                            175,838
  500,000   NIPPON OIL CORPORATION (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                               3,152,928
  511,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)       1,214,735
      820   NIPPON TELEGRAPH & TELEPHONE CORPORATION
            (COMMUNICATIONS)                                          3,266,162
      459   NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)           2,011,496
  342,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                3,727,986
   98,700   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY
            BROKERS, DEALERS, EXCHANGES & SERVICES)                   1,267,164
  144,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                      617,992
    1,106   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                  1,876,532
   58,000   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)          1,118,269
   67,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,480,243
   17,500   ORIX CORPORATION (MISCELLANEOUS RETAIL)                   1,794,220
   57,300   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             3,748,428
   93,000   RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)             405,027
    4,700   SAMMY CORPORATION (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                 230,277
      800   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE
            GOODS)                                                       31,575
    7,700   SANYO SHINPAN FINANCE COMPANY LIMITED (NON-DEPOSITORY
            CREDIT INSTITUTIONS)                                        412,194
   16,900   SEGA CORPORATION (GENERAL MERCHANDISE STORES)               231,845
  152,000   SEINO TRANSPORTATION COMPANY LIMITED (TRANSPORTATION
            BY AIR)                                                   1,358,436
    9,800   SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS
            RETAIL)                                                     280,089
   53,000   SHIMACHU COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                               1,279,136
  234,400   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                               2,079,964
   11,400   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,091,231
  101,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)                                            608,483
  417,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY
            INSTITUTIONS)                                             2,466,851
  166,000   SUZUKI MOTOR CORPORATION (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                           2,715,583
   70,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING,
            ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                        1,295,649
   12,000   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               767,591
   98,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED
            PRODUCTS)                                                   872,277
   88,000   THK COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE
            GOODS)                                                    1,479,508
  289,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                         909,885
  227,000   TOKAI TOKYO SECURITIES COMPANY LIMITED
            (NON-DEPOSITORY CREDIT INSTITUTIONS)                        617,883
   43,000   TOKYO BROADCASTING SYSTEM INCORPORATED
            (COMMUNICATIONS)                                            670,662
  242,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)               1,102,246
  110,300   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                4,223,255
  130,000   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION
            EQUIPMENT)                                                1,969,786
   50,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION
            SERVICES)                                                   688,200

                                                                     97,399,197
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

KOREA (SOUTH) - 0.28%
    4,600   KOOKMIN BANK (FINANCIAL SERVICES)+                   $      145,610
   60,000   SK TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)           1,167,000

                                                                      1,312,610
                                                                 --------------

LUXEMBOURG - 0.17%
   13,300   RTI GROUP (COMMUNICATIONS)                                  794,382
                                                                 --------------

MEXICO - 1.05%
   13,119   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                   369,168
   55,800   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                    2,942,334
  469,700   WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE
            STORES)                                                   1,592,099

                                                                      4,903,601
                                                                 --------------

NETHERLANDS - 4.36%
   73,200   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)            1,662,831
  169,900   AEGON NV (INSURANCE CARRIERS)                             1,831,624
  150,000   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+       1,930,075
   20,900   ASML HOLDING NV NY SHARES (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  268,983
  157,200   ING GROEP NV (FINANCIAL SERVICES)                         3,967,340
   67,100   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                 502,531
  256,500   KONINKLIJKE AHOLD NV (FOOD STORES)                        1,637,471
   41,800   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                  652,582
   84,800   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       4,367,703
   36,100   UNILEVER NV CVA (FOOD & KINDRED PRODUCTS)                 2,076,820
   87,700   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                               1,475,918

                                                                     20,373,878
                                                                 --------------

NORWAY - 0.95%
   13,400   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                      975,414
  135,000   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)     1,935,304
  199,600   TELENOR ASA (COMMUNICATIONS)                              1,519,647

                                                                      4,430,365
                                                                 --------------

PORTUGAL - 0.09%
  148,500   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  433,428
                                                                 --------------

RUSSIA - 0.69%
   10,194   GAZPROM ADR (OIL & GAS EXTRACTION)                          364,435
   15,400   LUKOIL ADR (OIL & GAS EXTRACTION)                         1,909,600
   28,200   SIBNEFT ADR (OIL & GAS EXTRACTION)                          944,700

                                                                      3,218,735
                                                                 --------------

SINGAPORE - 2.02%
   38,800   CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                             428,653
  313,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)      2,974,578
  107,700   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)            889,184

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

SINGAPORE (continued)
  465,700   MOBILONE LIMITED (COMMUNICATIONS)                    $      434,277
   92,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)        595,628
  537,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)                           1,511,868
  873,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)     1,213,364
  172,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                             1,399,620

                                                                      9,447,172
                                                                 --------------

SPAIN - 3.68%
   58,000   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                 1,056,772
   51,000   ALTADIS SA (TOBACCO PRODUCTS)                             1,735,577
   62,200   AMADEUS GLOBAL TRAVEL DISTRIBUTION SA (TRANSPORTATION
            SERVICES)                                                   492,100
  168,012   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY
            INSTITUTIONS)                                             2,312,082
  105,300   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)                                             1,027,955
  111,700   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)             2,126,760
   78,300   INDRA SISTEMAS SA (MISCELLANEOUS REPAIR SERVICES)         1,042,509
   29,000   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY
            STORES)                                                     716,761
  129,300   PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING
            & ALLIED INDUSTRIES)                                      2,384,779
  104,000   REPSOL YPF SA (OIL & GAS EXTRACTION)                      2,283,699
  133,800   TELEFONICA SA (COMMUNICATIONS)                            2,002,471

                                                                     17,181,465
                                                                 --------------

SWEDEN - 3.43%
   43,000   AUTOLIV INCORPORATED (TRANSPORTATION EQUIPMENT)           1,718,771
   37,000   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)               571,756
    8,600   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER
            FINISHED PRODUCTS MADE FROM FABRICS &
            SIMILAR MATERIALS)                                          236,848
  476,700   NORDEA AB (DEPOSITORY INSTITUTIONS)                       3,895,999
   70,000   SECURITAS AB (BUSINESS SERVICES)                            932,667
  405,000   SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)               1,602,154
   43,100   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY
            INSTITUTIONS)                                               666,019
   62,600   TELEFONAKTIEBOLAGET LM ERICSSON ADR (COMMUNICATIONS)      1,955,624
1,440,100   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
            (COMMUNICATIONS)+                                         4,470,517

                                                                     16,050,355
                                                                 --------------

SWITZERLAND - 8.20%
  256,500   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)          1,565,252
   14,800   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED
            PRODUCTS)                                                   920,926
  209,300   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                 2,505,834
   84,700   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
            INSTITUTIONS)+                                            2,703,047
    3,800   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                 946,424
    4,100   JULIUS BAER HOLDING LIMITED AG CLASS B (DEPOSITORY
            INSTITUTIONS)                                             1,124,570
   21,106   NESTLE SA (FOOD & KINDRED PRODUCTS)                       4,834,080
   66,600   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                 3,104,124
    2,400   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)             649,636
   42,000   ROCHE HOLDING AG (HEALTH SERVICES)                        4,338,913
   14,500   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                         789,621
    2,500   SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)           1,543,605
    2,500   SWISSCOM AG (COMMUNICATIONS)                                866,902

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

SWITZERLAND (continued)
  135,600   UBS AG (FINANCIAL SERVICES)                          $    9,545,319
   29,900   VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)              618,976
   15,800   ZURICH FINANCIAL SERVICES AG (DEPOSITORY
            INSTITUTIONS)                                             2,252,262

                                                                     38,309,491
                                                                 --------------

TAIWAN - 0.31%
   82,300   CHUNGHWA TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)     1,449,303
                                                                 --------------

THAILAND - 0.39%
  750,500   ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED
            (FOREIGN REGISTERED) (COMMUNICATIONS)                     1,811,708
                                                                 --------------

UNITED KINGDOM - 20.34%
   77,100   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)        1,220,775
   80,600   ALLIED DOMECQ PLC (EATING & DRINKING PLACES)                684,039
  119,100   ARRIVA PLC (TRANSPORTATION BY AIR)                          959,058
    4,600   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)               188,538
  314,700   AVIVA PLC (INSURANCE CARRIERS)                            3,117,842
  595,600   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    5,712,205
   93,600   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-
            GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   958,662
  130,300   BERKELEY GROUP PLC (PRIVATE HOUSEHOLDS)                   2,989,764
  180,000   BHP BILLITON PLC (COAL MINING)                            1,894,068
   34,600   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                401,961
  446,000   BP PLC (OIL & GAS EXTRACTION)                             4,257,264
  193,700   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,000,712
   91,500   BRITANNIC GROUP PLC (INSURANCE CARRIERS)                    658,988
    6,500   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)              94,215
  486,559   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)             4,219,596
  199,900   BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)              922,415
  526,500   BT GROUP PLC (COMMUNICATIONS)                             1,712,539
  196,700   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)           1,512,748
    7,500   CARNIVAL PLC (WATER TRANSPORTATION)                         368,743
  481,900   COMPASS GROUP PLC (EATING & DRINKING PLACES)              1,922,821
  109,600   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                      1,368,462
  478,600   DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)             1,478,790
  108,600   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)       1,479,783
  107,500   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                    570,939
  124,400   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           904,940
  218,000   GKL PLC (TRANSPORTATION EQUIPMENT)                          847,155
  136,900   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)         2,950,451
   75,800   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)         561,004
  145,800   HBOS PLC (DEPOSITORY INSTITUTIONS)                        1,968,202
  197,000   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)               3,126,360
  530,600   IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED
            PRODUCTS)                                                 2,025,923
2,075,300   ITV PLC (COMMUNICATIONS)                                  4,046,424
  135,900   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)       1,316,898
  185,000   KESA ELECTRICALS PLC (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          947,396
  767,200   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN
            SUPPLY & MOBILE HOME DEALERS)                             4,279,420
1,005,000   LEGAL & GENERAL GROUP PLC (HOLDING & OTHER
            INVESTMENT OFFICES)                                       1,804,969
  546,300   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)            4,265,650

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

UNITED KINGDOM (continued)
     62,900  MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE
             STORES)                                             $      390,407
    142,900  MITCHELLS & BUTLERS PLC (EATING & DRINKING
             PLACES)                                                    704,001
    410,644  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)             1,129,490
    347,500  NORTHUMBRIAN WATER GROUP PLC (FOOD & KINDRED
             PRODUCTS)                                                  929,085
    753,300  OLD MUTUAL PLC (INSURANCE CARRIERS)                      1,557,390
    103,900  PEARSON PLC (PRINTING, PUBLISHING & ALLIED
             INDUSTRIES)                                              1,111,159
     83,200  PENDRAGON PLC (TRANSPORTATION EQUIPMENT)                   417,415
    594,500  PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE
             PRODUCTS)                                                  973,585
    419,000  RENTOKIL INITIAL PLC (BUSINESS SERVICES)                 1,141,100
    258,000  SCOTTISH & NEWCASTLE PLC (BUSINESS SERVICES)             1,762,422
    236,300  SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY
             SERVICES)                                               95,002,893
     55,500  SEVERN TRENT PLC (WATER TRANSPORTATION)                    881,781
    729,400  SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS
             EXTRACTION)                                              5,352,169
    134,200  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                  937,374
    798,100  TESCO PLC (FOOD & KINDRED PRODUCTS)                      4,119,611
    154,600  UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
             SERVICES)                                                1,554,056
    156,700  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED
             PRODUCTS)                                                  545,850
     59,100  WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD &
             KINDRED PRODUCTS)                                          949,672

                                                                     95,002,893
                                                                 --------------

TOTAL COMMON STOCK (COST $438,824,545)                              455,292,923
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 0.17%
             COLLATERAL FOR SECURITY LENDING                            790,601
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $790,601)                 790,601
                                                                 --------------

SHORT-TERM INVESTMENTS - 27.96%

MUTUAL FUND - 27.96%
130,610,072  WELLS FARGO MONEY MARKET TRUST~++                      130,610,072
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $130,610,072)                    130,610,072
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $570,225,218)*                                125.58%      $  586,693,596
OTHER ASSETS AND LIABILITIES, NET                   (25.58)        (119,522,229)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  467,171,367
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $130,610,072.

%% SECURITIES ISSUED ON A WHEN -- ISSUED (TBA) BASIS, TOTAL COST $754,337. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $570,748,619 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $  21,622,368
     GROSS UNREALIZED DEPRECIATION                     (5,677,391)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $  15,944,977

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.66%
      N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO         $   37,648,149

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $35,307,762)             37,648,149
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $35,307,762)                                  100.66%      $   37,648,149
OTHER ASSETS AND LIABILITIES, NET                    (0.66)            (247,728)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $   37,400,421
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.73%
      N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                $    3,472,734

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $3,306,290)               3,472,734
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,306,290)                                   100.73%      $    3,472,734
OTHER ASSETS AND LIABILITIES, NET                    (0.73)             (25,320)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $    3,447,414
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 97.77%
      N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO           $2,674,613,144

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $2,580,692,422)       2,674,613,144
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,580,692,422)                                97.77%      $2,674,613,144
OTHER ASSETS AND LIABILITIES, NET                     2.23           60,979,488
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $2,735,592,632
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

COMMON STOCK - 92.53%

ARGENTINA - 2.44%
      65,700   GRUPO FINANCIERO GALICIA SA ADR (FINANCIAL
               SERVICES)                                         $      432,963
     397,700   TELECOM ARGENTINA SA ADR (COMMUNICATIONS)+<<           4,342,884

                                                                      4,775,847
                                                                 --------------

BRAZIL - 25.16%
     173,400   ALL AMERICA LATINA LOGISTICA (RAILROAD
               TRANSPORTATION)+                                       3,548,059
      88,900   BANCO ITAU HOLDING FINANCEIRA SA ADR (DEPOSITORY
               INSTITUTIONS)<<                                        4,933,950
     180,400   BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)+              5,967,632
 208,000,000   CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B
               (ELECTRIC, GAS & SANITARY SERVICES)                    3,117,454
     110,800   COMPANHIA ENERGETICA DE MINAS GERAIS ADR
               (ELECTRIC, GAS & SANITARY SERVICES)                    2,354,500
     444,512   COMPANHIA SIDERURGICA NACIONAL SA (PRIMARY METAL
               INDUSTRIES)                                            6,847,251
     270,000   COMPANHIA VALE DO RIO DOCE PREFERREDA
               (METAL MINING)                                         5,200,734
     124,700   GOL LINHAS AEREAS INTELIGENTES SA ADR
               (TRANSPORTATION BY AIR)+<<                             2,531,410
     368,200   NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)            7,443,847
     205,500   PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)<<        7,243,875

                                                                     49,188,712
                                                                 --------------

KOREA (SOUTH) - 15.04%
      96,100   HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION
               EQUIPMENT)                                             4,431,533
      36,130   POSCO (PRIMARY METAL INDUSTRIES)                       5,381,064
      34,700   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC &
               OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                   13,801,650
     219,000   SHINHAN FINANCIAL GROUP COMPANY LIMITED
               (FINANCIAL SERVICES)                                   3,784,715
       7,500   SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE
               STORES)                                                1,996,309

                                                                     29,395,271
                                                                 --------------

MALAYSIA - 4.87%
   2,015,000   PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)           3,764,869
   1,482,900   RESORTS WORLD BERHAD (CONSUMER SERVICES)               3,902,368
     627,600   TELEKOM MALAYSIA BERHAD (COMMUNICATIONS)               1,849,768

                                                                      9,517,005
                                                                 --------------

MEXICO - 15.52%
     210,000   DESARROLLADORA HOMEX SA DE CV (REAL ESTATE)+<<         4,336,500
   3,420,172   GRUPO MEXICO SA SERIES B (METAL MINING)+              13,794,669
      90,100   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                 4,750,973
   3,638,400   HYLSAMEX SA DE CV CLASS B (PRIMARY METAL
               INDUSTRIES)+                                           7,450,703

                                                                     30,332,845
                                                                 --------------

RUSSIA - 6.94%
      35,000   AO VIMPELCOM ADR (COMMUNICATIONS)+                     3,808,000
      47,900   LUKOIL ADR (OIL & GAS EXTRACTION)                      5,939,600
      26,300   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)<<              3,813,237

                                                                     13,560,837
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   MONTGOMERY EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

SOUTH AFRICA - 5.61%
      336,600  ANGLO AMERICAN PLC (METAL MINING)                 $    8,005,622
      101,778  EDGARS CONSOLIDATED STORES LIMITED (GENERAL
               MERCHANDISE STORES)                                    2,970,974

                                                                     10,976,596
                                                                 --------------

TAIWAN - 12.30%
    4,285,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED
               (FINANCIAL SERVICES)                                   4,616,750
    5,590,000  SILICONWARE PRECISION INDUSTRIES COMPANY
               (SEMICONDUCTORS)                                       3,834,177
    3,218,400  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION
               (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)           4,595,007
    5,432,116  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY
               LIMITED (SEMICONDUCTORS)                               6,924,069
    4,174,000  WAN HAI LINES LIMITED (RAILROAD TRANSPORTATION)        4,079,388

                                                                     24,049,391
                                                                 --------------

TURKEY - 2.50%
1,080,857,000  AKBANK TAS (DEPOSITORY INSTITUTIONS)                   4,881,985
                                                                 --------------

VENEZUELA - 2.15%
      187,000  CIA ANONIMA TELEFONOS DE VENEZUELA ADR
               (TRANSPORTATION BY AIR)                                4,213,110
                                                                 --------------

TOTAL COMMON STOCK (COST $158,280,280)                              180,891,599
                                                                 --------------

PREFERRED STOCKS - 2.07%
    3,300,000  CAEMI MINERACAO E METALURGICA SA PREFERRED+            2,077,650
      780,500  WEG SA PREFERRED                                       1,973,772

TOTAL PREFERRED STOCKS (COST $3,910,038)                              4,051,422
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 8.60%
               COLLATERAL FOR SECURITY LENDING                       16,808,012

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,808,012)           16,808,012
                                                                 --------------

SHORT-TERM INVESTMENTS - 6.57%

MUTUAL FUND - 6.57%
   12,833,828  WELLS FARGO MONEY MARKET TRUST~++                     12,833,828
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $12,833,828)                      12,833,828
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $191,832,158)*                                109.77%      $  214,584,861
OTHER ASSETS AND LIABILITIES, NET                    (9.77)         (19,099,220)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  195,485,641
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $12,833,828.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $191,832,158 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $  24,346,884
     GROSS UNREALIZED DEPRECIATION                     (1,594,181)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $  22,752,703

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

COMMON STOCK - 93.74%

ARGENTINA - 0.93%
      77,700   GRUPO FINANCIERO GALICIA SA ADR (FINANCIAL
               SERVICES)<<                                       $      512,043
      39,500   TELECOM ARGENTINA SA ADR (COMMUNICATIONS)+<<             431,340

                                                                        943,383
                                                                 --------------

BRAZIL - 14.81%
      30,100   ALL AMERICA LATINA LOGISTICA (RAILROAD
               TRANSPORTATION)+                                         615,897
      58,000   BANCO DO BRASIL SA (DEPOSITORY INSTITUTIONS)+            508,185
      27,300   BANCO ITAU HOLDING FINANCEIRA SA ADR (DEPOSITORY
               INSTITUTIONS)<<                                        1,515,150
      30,900   BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)+              1,022,172
  91,958,000   CENTRAIS ELECTRICAS BRASILEIRAS SA PREFERRED B
               (ELECTRIC, GAS & SANITARY SERVICES)                    1,378,244
      25,200   COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO
               DE ACUCAR ADR (FOOD STORES)                              503,748
      30,700   COMPANHIA ENERGETICA DE MINAS GERAIS ADR
               (ELECTRIC, GAS & SANITARY SERVICES)                      652,375
      76,344   COMPANHIA SIDERURGICA NACIONAL SA (PRIMARY METAL
               INDUSTRIES)                                            1,176,002
      94,000   COMPANHIA VALE DO RIO DOCE PREFERREDA
               (METAL MINING)                                         1,810,626
      12,400   GOL LINHAS AEREAS INTELIGENTES SA ADR
               (TRANSPORTATION BY AIR)+<<                               251,720
      61,700   NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)            1,247,380
      61,500   PETROLEO BRASILEIRO SA (OIL & GAS EXTRACTION)<<        2,167,875
      30,500   PETROLEO BRASILEIRO SA ADR (COAL MINING)                 973,560
      88,800   TELE NORTE LESTE PARTICIPACOES SA ADR
               (COMMUNICATIONS)<<                                     1,174,824

                                                                     14,997,758
                                                                 --------------

CANADA - 0.33%
     126,700   SINO-FOREST CORPORATION (FORESTRY)+                      337,386
                                                                 --------------

CHILE - 1.62%
      38,400   CENCOSUD SA ADR (FOOD & KINDRED PRODUCTS)+, ++           829,889
      27,800   EMBOTELLADORA ANDINA SA ADR (FOOD & KINDRED
               PRODUCTS)                                                333,600
      65,600   ENERSIS SA ADR (ELECTRIC, GAS & SANITARY
               SERVICES)+                                               474,944

                                                                      1,638,433
                                                                 --------------

CHINA - 1.46%
   2,763,200   CHINA TELECOM CORPORATION LIMITED (COMMUNICATIONS)       894,721
     453,000   YANZHOU COAL MINING COMPANY LIMITED (RUBBER &
               MISCELLANEOUS PLASTICS PRODUCTS)                         586,724

                                                                      1,481,445
                                                                 --------------

CZECH REPUBLIC - 0.89%
      21,738   CESKY TELECOM AS (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                               288,289
      32,100   CEZ AS (ELECTRIC, GAS & SANITARY SERVICES)               327,265
       2,600   KOMERCNI BANKA (FINANCIAL SERVICES)                      289,405

                                                                        904,959
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

HONG KONG - 3.35%
  372,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)    $    1,130,590
3,746,000   CHINA PETROLEUM AND CHEMICAL CORPORATION (SINOPEC)
            (OIL COMPANIES)                                           1,525,196
1,254,000   CHINA SHIPPING CONTAINER LINES COMPANY LIMITED
            CLASS H (WATER TRANSPORTATION)+                             538,712
  407,000   LUEN THAI HOLDINGS LIMITED (APPAREL & OTHER FINISHED
            PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)+            200,941

                                                                      3,395,439
                                                                 --------------

HUNGARY - 0.83%
   37,500   OTP BANK RIGHTS (FINANCIAL SERVICES)                        839,053
                                                                 --------------

INDIA - 3.84%
   48,600   ASSOCIATED CEMENT COMPANIES LIMITED (STONE, CLAY,
            GLASS & CONCRETE PRODUCTS)                                  281,986
   16,100   HDFC BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)             546,595
   19,500   RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED
            PRODUCTS)+, ++                                              455,715
   71,000   RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED
            PRODUCTS)                                                   799,830
   84,000   SATYAM COMPUTER SERVICES LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                         689,165
   32,700   STATE BANK OF INDIA (DEPOSITORY INSTITUTIONS)               812,595
   47,850   TATA IRON & STEEL COMPANY LIMITED (PRIMARY METAL
            INDUSTRIES)                                                 300,571

                                                                      3,886,457
                                                                 --------------

INDONESIA - 0.99%
2,201,400   PT TELEKOMUNIKASI INDONESIA (TOBACCO PRODUCTS)              997,359
                                                                 --------------

ISRAEL - 0.71%
  354,366   BANK LEUMI LE-ISRAEL (DEPOSITORY INSTITUTIONS)              714,348
                                                                 --------------

KOREA (SOUTH) - 15.85%
   47,040   HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION
            EQUIPMENT)                                                2,169,191
   20,100   KOOKMIN BANK (FINANCIAL SERVICES)+                          636,253
   20,200   KT CORPORATION (COMMUNICATIONS)                             653,452
   16,900   LG ELECTRONICS INCORPORATED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  971,585
   12,270   POSCO (PRIMARY METAL INDUSTRIES)                          1,827,447
   17,880   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC &
            OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                       7,111,628
   71,340   SHINHAN FINANCIAL GROUP COMPANY LIMITED
            (FINANCIAL SERVICES)                                      1,232,884
    1,900   SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE
            STORES)                                                     505,732
    4,180   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                 637,073
   15,600   SK TELECOM COMPANY LIMITED ADR (COMMUNICATIONS)             303,420

                                                                     16,048,665
                                                                 --------------

LUXEMBOURG - 0.57%
    3,471   QUILMES INDUSTRIAL SA (QUINSA) ADR (FOOD & KINDRED
            PRODUCTS)                                                    62,478
   11,300   TENARIS SA ADR (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)                       515,167

                                                                        577,645
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

MALAYSIA - 6.03%
  940,700   COMMERCE ASSET-HOLDING BERHAD (FINANCIAL SERVICES)   $    1,113,987
  268,900   MALAYAN BANKING BERHAD (DEPOSITORY INSTITUTIONS)            778,395
  640,800   MK LAND HOLDINGS BERHAD (REAL ESTATE)                       335,577
  774,271   PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)              1,446,664
  565,900   RESORTS WORLD BERHAD (CONSUMER SERVICES)                  1,489,211
  319,400   TELEKOM MALAYSIA BERHAD (COMMUNICATIONS)                    941,389

                                                                      6,105,223
                                                                 --------------

MEXICO - 6.97%
  141,100   ALFA SA (WHOLESALE TRADE NON-DURABLE GOODS)                 532,721
   26,350   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)<<                                                 741,489
   27,500   DESARROLLADORA HOMEX SA DE CV (REAL ESTATE)+<<              567,875
  514,377   GRUPO MEXICO SA SERIES B (METAL MINING)+                  2,074,650
   19,300   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                    1,017,689
  263,700   HYLSAMEX SA DE CV CLASS B (PRIMARY METAL INDUSTRIES)+       540,004
   93,743   HYLSAMEX SA DE CV CLASS L (FABRICATED METAL PRODUCTS,
            EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)+               191,309
   18,400   TELEFONOS DE MEXICO SA DE CV ADR SERIES L
            (COMMUNICATIONS)<<                                          593,768
  233,900   WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE
            STORES)                                                     792,829

                                                                      7,052,334
                                                                 --------------

PERU - 0.50%
   21,400   CIA DE MINAS BUENAVENTUR ADR (PRIMARY METAL
            INDUSTRIES)                                                 508,250
                                                                 --------------

PHILIPPINES - 2.06%
6,397,500   AYALA LAND INCORPORATED (FINANCIAL SERVICES)                738,807
   28,800   GLOBE TELECOM INCORPORATED (COMMUNICATIONS)                 557,733
   31,700   PHILIPPINE LONG DISTANCE TELEPHONE COMPANY ADR
            (COMMUNICATIONS)+<<                                         793,768

                                                                      2,090,308
                                                                 --------------

POLAND - 1.74%
  131,400   KGHM POLSKA MIEDZ SA (METAL MINING)+                      1,267,398
   50,900   POLSKI KONCERN NAFTOWY ORLEN SA (PETROLEUM REFINING
            & RELATED INDUSTRIES)                                       496,741

                                                                      1,764,139
                                                                 --------------

RUSSIA - 4.54%
    8,500   AO VIMPELCOM ADR (COMMUNICATIONS)+                          924,800
   18,700   LUKOIL ADR (OIL & GAS EXTRACTION)                         2,318,800
    9,300   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)<<                 1,348,407

                                                                      4,592,007
                                                                 --------------

SINGAPORE - 0.20%
  295,000   PEOPLES FOOD HOLDINGS LIMITED (FOOD & KINDRED
             PRODUCTS)                                                  203,255
                                                                 --------------

SOUTH AFRICA - 8.95%
   54,200   ABSA GROUP LIMITED (DEPOSITORY INSTITUTIONS)                544,930
  171,104   ANGLO AMERICAN PLC (METAL MINING)                         4,069,500
   41,200   EDGARS CONSOLIDATED STORES LIMITED (GENERAL
            MERCHANDISE STORES)                                       1,202,658
  107,800   MTN GROUP LIMITED (COMMUNICATIONS)                          513,111
  198,500   STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)     1,560,716

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

SOUTH AFRICA (continued)
     415,400   STEINHOFF INTERNATIONAL HOLDINGS LIMITED
               (CONSTRUCTION SPECIAL TRADE CONTRACTORS)          $      625,506
      48,400   TELKOM SOUTH AFRICA LIMITED (COMMUNICATIONS)             550,153

                                                                      9,066,574
                                                                 --------------

TAIWAN - 10.72%
     158,713   ASUSTEK COMPUTER (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                               348,074
   2,243,000   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED
               (FINANCIAL SERVICES)                                   2,416,656
     303,000   CHUNGHWA TELECOM COMPANY LIMITED (COMMUNICATIONS)        503,959
     381,211   COMPAL ELECTRONIC INCORPORATED (APPAREL &
               ACCESSORY STORES)                                        378,181
     319,060   FORMOSA PLASTICS CORPORATION (REAL ESTATE)               497,798
     223,453   QUANTA COMPUTER INCORPORATED (APPAREL &
               ACCESSORY STORES)                                        384,811
   1,414,300   SILICONWARE PRECISION INDUSTRIES COMPANY
               (SEMICONDUCTORS)                                         970,068
     659,100   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION
               (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)             941,017
   2,147,386   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED
               (SEMICONDUCTORS)                                       2,737,174
   1,494,139   UNITED MICROELECTRONICS CORPORATION
               (SEMICONDUCTORS)+                                        901,674
     790,425   WAN HAI LINES LIMITED (RAILROAD TRANSPORTATION)          772,508

                                                                     10,851,920
                                                                 --------------

THAILAND - 2.22%
     217,900   ADVANCED INFORMATION SERVICE PUBLIC COMPANY
               LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)            526,011
     383,900   BANGKOK BANK PUBLIC COMPANY LIMITED (FOREIGN
               REGISTERED) (FINANCIAL SERVICES)+                        912,834
     125,800   SIAM CEMENT PUBLIC COMPANY LIMITED (BUILDING
               MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
               DEALERS)                                                 807,792

                                                                      2,246,637
                                                                 --------------

TURKEY - 3.10%
 340,722,000   AKBANK TAS (DEPOSITORY INSTITUTIONS)                   1,538,964
 131,145,800   FORD OTOMOTIV SANAYI AS (TRANSPORTATION BY AIR)        1,027,911
  77,180,600   HACI OMER SABANCI HOLDING AS (HOLDING & OTHER
               INVESTMENT OFFICES)                                      276,835
  35,645,000   TUPRAS-TURKIYE PETROL RAFINERILERI AS (ENERGY)           291,221

                                                                      3,134,931
                                                                 --------------

VENEZUELA - 0.53%
      23,900   CIA ANONIMA TELEFONOS DE VENEZUELA ADR
               (TRANSPORTATION BY AIR)                                  538,467
                                                                 --------------

TOTAL COMMON STOCK (COST $78,212,987)                                94,916,375
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 8.30%
               COLLATERAL FOR SECURITY LENDING                        8,402,939

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,402,939)             8,402,939
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

PREFERRED STOCKS - 1.42%
     507,000   CAEMI MINERACAO E METALURGICA SA PREFERRED+       $      319,203
  23,800,000   LOJAS AMERICANAS SA PREFERRED                            310,507
  19,700,000   ULTRAPAR PARTICICIPACOES SA PREFERRED                    313,519
     197,400   WEG SA PREFERRED                                         499,196

TOTAL PREFERRED STOCKS (COST $1,415,954)                              1,442,425
                                                                 --------------

SHORT-TERM INVESTMENTS - 6.32%

MUTUAL FUND - 6.30%
   6,399,262   WELLS FARGO MONEY MARKET TRUST~++                      6,399,262
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,399,262)                        6,399,262
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $94,431,142)*                                 109.78%      $  111,161,001
OTHER ASSETS AND LIABILITIES, NET                    (9.78)          (9,900,822)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  101,260,179
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. SEE NOTE 2.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,399,262.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $95,001,054 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $  18,755,157
     GROSS UNREALIZED DEPRECIATION                     (2,595,210)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $  16,159,947

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 92.68%

AMUSEMENT & RECREATION SERVICES - 1.12%
   31,500   INTERNATIONAL GAME TECHNOLOGY<<                      $    1,132,425
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.42%
   23,400   PULTE HOMES INCORPORATED                                  1,436,058
                                                                 --------------

BUSINESS SERVICES - 27.12%
   75,300   ALLIANCE DATA SYSTEMS CORPORATION+                        3,054,168
   34,000   ASK JEEVES INCORPORATED+<<                                1,112,140
   43,700   CHECKFREE CORPORATION+                                    1,209,179
   48,000   CHOICEPOINT INCORPORATED+<<                               2,047,200
  136,100   CNET NETWORKS INCORPORATED+<<                             1,245,315
   25,900   DST SYSTEMS INCORPORATED+<<                               1,151,773
   90,533   GEVITY HR INCORPORATED<<                                  1,392,398
   90,050   GTECH HOLDINGS CORPORATION<<                              2,280,066
   19,300   INFOSPACE INCORPORATED+<<                                   914,627
   30,900   INTUIT INCORPORATED+                                      1,402,860
   31,100   LAMAR ADVERTISING COMPANY+                                1,294,071
   77,900   MACROMEDIA INCORPORATED+                                  1,564,232
   20,695   MANHATTAN ASSOCIATES INCORPORATED+<<                        505,372
   28,500   MANPOWER INCORPORATED                                     1,267,965
   32,000   NAVTEQ CORPORATION+                                       1,140,480
   25,000   PIXAR+<<                                                  1,972,500
  140,900   QUEST SOFTWARE INCORPORATED+                              1,566,808
    8,800   SI INTERNATIONAL INCORPORATED+                              192,808
   63,400   SIEBEL SYSTEMS INCORPORATED+                                478,036
  186,038   TIBCO SOFTWARE INCORPORATED+<<                            1,583,183

                                                                     27,375,181
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 9.37%
   94,932   ANDRX CORPORATION+                                        2,122,680
   42,400   ELAN CORPORATION PLC ADR+<<                                 992,160
   17,200   INVITROGEN CORPORATION+<<                                   945,828
   67,516   MEDICINES COMPANY+<<                                      1,629,836
   26,000   NEUROCRINE BIOSCIENCES INCORPORATED+                      1,226,160
   44,000   SHIRE PHARMACEUTICALS GROUP PLC ADR                       1,260,600
   43,600   WATSON PHARMACEUTICALS INCORPORATED+                      1,284,456

                                                                      9,461,720
                                                                 --------------

COMMUNICATIONS - 5.84%
   42,200   ADTRAN INCORPORATED<<                                       957,096
  123,900   NEXTEL PARTNERS INCORPORATED CLASS A+<<                   2,054,262
   69,887   NII HOLDINGS INCORPORATED CLASS B+<<                      2,880,043

                                                                      5,891,401
                                                                 --------------

EDUCATIONAL SERVICES - 2.26%
   61,400   LAUREATE EDUCATION INCORPORATED+                          2,285,308
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 1.47%
   32,900   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+             $      707,350
   21,432   LINEAR TECHNOLOGY CORPORATION                               776,696

                                                                      1,484,046
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 2.87%
   26,900   CORPORATE EXECUTIVE BOARD COMPANY                         1,647,356
   33,100   RESOURCES CONNECTION INCORPORATED+<<                      1,250,518

                                                                      2,897,874
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 2.55%
   74,400   MASCO CORPORATION                                         2,569,032
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.73%
   30,900   FOOT LOCKER INCORPORATED                                    732,330
                                                                 --------------

HEALTH SERVICES - 1.65%
   41,700   COVANCE INCORPORATED+                                     1,666,749
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.76%
   20,000   MGM MIRAGE+<<                                               993,000
   40,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED          1,856,800
   39,800   STATION CASINOS INCORPORATED<<                            1,951,792

                                                                      4,801,592
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.80%
   19,500   ACTUANT CORPORATION CLASS A+<<                              803,595
                                                                 --------------

INSURANCE CARRIERS - 1.46%
   36,200   PMI GROUP INCORPORATED                                    1,468,996
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 6.25%
   20,000   COOPER COMPANIES INCORPORATED                             1,371,000
  163,000   PERKINELMER INCORPORATED                                  2,806,860
   14,000   ST. JUDE MEDICAL INCORPORATED+                            1,053,780
   40,000   THERMO ELECTRON CORPORATION+                              1,080,800

                                                                      6,312,440
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.41%
   17,800   ITT INDUSTRIES INCORPORATED                               1,423,822
                                                                 --------------

MISCELLANEOUS RETAIL - 2.48%
  172,151   MARVEL ENTERPRISES INCORPORATED+<<                        2,506,518
                                                                 --------------

MOTION PICTURES - 0.97%
   51,400   REGAL ENTERTAINMENT GROUP CLASS A<<                         981,740
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 4.81%
   39,800   HUNT (J.B.) TRANSPORT SERVICES INCORPORATED<<             1,478,172
  147,400   SIRVA INCORPORATED+                                       3,375,460

                                                                      4,853,632
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   MONTGOMERY MID CAP GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.42%
   50,000   CAPITALSOURCE INCORPORATED+<<                        $    1,117,000
   85,000   PROVIDIAN FINANCIAL CORPORATION+<<                        1,320,900

                                                                      2,437,900
                                                                 --------------

OIL & GAS EXTRACTION - 1.22%
   38,000   XTO ENERGY INCORPORATED                                   1,234,240
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.85%
    9,900   MURPHY OIL CORPORATION                                      859,023
                                                                 --------------

REAL ESTATE - 3.01%
  131,588   CB RICHARD ELLIS GROUP INCORPORATED+                      3,039,683
                                                                 --------------

TRANSPORTATION SERVICES - 1.99%
   43,300   CH ROBINSON WORLDWIDE INCORPORATED                        2,008,687
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 3.85%
   76,800   HUGHES SUPPLY INCORPORATED                                2,309,376
   27,305   W.W. GRAINGER INCORPORATED<<                              1,574,133

                                                                      3,883,509
                                                                 --------------

TOTAL COMMON STOCK (COST $86,731,873)                                93,547,501
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 26.83%
            COLLATERAL FOR SECURITY LENDING                          27,083,548

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $27,083,548)           27,083,548
                                                                 --------------

SHORT-TERM INVESTMENTS - 6.22%

MUTUAL FUND - 6.22%
6,277,751   WELLS FARGO MONEY MARKET TRUST~++                         6,277,751
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,277,751)                        6,277,751
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,093,172)*                                125.73%      $  126,908,800
OTHER ASSETS AND LIABILITIES, NET                   (25.73)         (25,973,331)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  100,935,469
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,277,751.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $120,739,962 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $   9,450,102
     GROSS UNREALIZED DEPRECIATION                     (3,281,264)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $   6,168,838

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 98.33%

AGRICULTURAL SERVICES - 1.15%
   43,232   VCA ANTECH INCORPORATED+<<                           $      891,876
                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 1.84%
   22,358   GAYLORD ENTERTAINMENT COMPANY+                              693,098
   28,400   WMS INDUSTRIES INCORPORATED+<<                              729,596

                                                                      1,422,694
                                                                 --------------

APPAREL & ACCESSORY STORES - 0.65%
   16,400   FINISH LINE INCORPORATED CLASS A                            507,088
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.65%
    5,400   RYLAND GROUP INCORPORATED                                   500,364
                                                                 --------------

BUSINESS SERVICES - 26.17%
   48,332   ALLIANCE DATA SYSTEMS CORPORATION+                        1,960,346
    8,300   ANTEON INTERNATIONAL CORPORATION+                           304,195
   90,761   AQUANTIVE INCORPORATED+<<                                   875,844
   26,800   ASK JEEVES INCORPORATED+<<                                  876,628
  143,292   AUTOBYTEL INCORPORATED+                                   1,285,329
  155,920   CHORDIANT SOFTWARE INCORPORATED+                            453,727
   79,993   CNET NETWORKS INCORPORATED+<<                               731,936
   84,744   GEVITY HR INCORPORATED                                    1,303,363
  135,600   HYPERCOM CORPORATION+                                     1,000,728
   15,200   INFOSPACE INCORPORATED+<<                                   720,328
   66,400   INTERSECTIONS INCORPORATED+                                 972,760
  217,800   IVILLAGE INCORPORATED+                                    1,306,800
    5,800   JUPITERMEDIA CORPORATION+<<                                 103,240
   42,800   LABOR READY INCORPORATED+<<                                 600,056
   29,000   MANHATTAN ASSOCIATES INCORPORATED+                          708,180
   57,800   OPEN SOLUTIONS INCORPORATED+                              1,443,266
  111,207   QUEST SOFTWARE INCORPORATED+                              1,236,622
   48,300   SAPIENT CORPORATION+                                        368,529
    6,900   SI INTERNATIONAL INCORPORATED+                              151,179
  111,603   SUPPORTSOFT INCORPORATED+<<                               1,087,013
  146,547   TIBCO SOFTWARE INCORPORATED+<<                            1,247,115
   34,392   TNS INCORPORATED+<<                                         667,205
   45,784   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+        850,895

                                                                     20,255,284
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 9.64%
   74,800   ANDRX CORPORATION+                                        1,672,528
   87,378   CUBIST PHARMACEUTICALS INCORPORATED+                        863,295
   15,200   EYETECH PHARMACEUTICALS INCORPORATED+<<                     516,648
   16,295   FIRST HORIZON PHARMACEUTICAL CORPORATION+                   326,063
   35,035   INSPIRE PHARMACEUTICALS INCORPORATED+                       551,100
   43,220   MEDICINES COMPANY+<<                                      1,043,331
   30,300   NEKTAR THERAPEUTICS+                                        438,744
   20,450   NEUROCRINE BIOSCIENCES INCORPORATED+                        964,422

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
   22,300   TANOX INCORPORATED+                                         376,201
   20,400   USANA HEALTH SCIENCES INCORPORATED+<<                       709,920

                                                                      7,462,252
                                                                 --------------

COMMUNICATIONS - 4.15%
   55,120   NII HOLDINGS INCORPORATED CLASS B+<<                      2,271,495
  234,900   UBIQUITEL INCORPORATED+<<                                   939,600

                                                                      3,211,095
                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.69%
   18,890   DYCOM INDUSTRIES INCORPORATED+<<                            536,287
                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.66%
   16,500   COMMERCIAL CAPITAL BANCORPORATION INCORPORATED<<            374,385
   10,100   FIRST REPUBLIC BANK                                         464,600
   48,703   OCWEN FINANCIAL CORPORATION+<<                              445,632

                                                                      1,284,617
                                                                 --------------

EDUCATIONAL SERVICES - 2.31%
   48,100   LAUREATE EDUCATION INCORPORATED+                          1,790,282
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 2.91%
   15,900   COMTECH TELECOMMUNICATIONS CORPORATION+                     430,890
   26,143   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                    562,074
   54,692   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                  521,215
   15,700   RAYOVAC CORPORATION+                                        413,695
   38,700   UNIVERSAL DISPLAY CORPORATION+<<                            325,854

                                                                      2,253,728
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 6.42%
    8,500   CDI CORPORATION                                             174,250
   17,700   CORPORATE EXECUTIVE BOARD COMPANY                         1,083,948
  103,152   NAVIGANT CONSULTING INCORPORATED+                         2,265,218
   27,403   RESOURCES CONNECTION INCORPORATED+<<                      1,035,285
   16,200   RIGEL PHARMACEUTICALS INCORPORATED+                         409,860

                                                                      4,968,561
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.52%
   13,900   CRANE COMPANY                                               401,988
                                                                 --------------

HEALTH SERVICES - 4.47%
   27,300   COVANCE INCORPORATED+                                     1,091,181
   30,200   EDUCATE INCORPORATED+                                       356,058
   44,200   KINDRED HEALTHCARE INCORPORATED+                          1,078,480
   20,700   MATRIA HEALTHCARE INCORPORATED+<<                           586,017
   30,627   RADIATION THERAPY SERVICES INCORPORATED+                    347,310

                                                                      3,459,046
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.73%
   27,300   STATION CASINOS INCORPORATED                              1,338,792
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.22%
   15,300   ACTUANT CORPORATION CLASS A+<<                              630,513
   20,800   ENGINEERED SUPPORT SYSTEMS INCORPORATED                     949,312
   41,800   GARDNER DENVER INCORPORATED+                              1,152,426
   15,700   IDEX CORPORATION                                            533,172

                                                                      3,265,423
                                                                 --------------

INSURANCE CARRIERS - 1.49%
   20,744   CENTENE CORPORATION+                                        883,280
   20,098   PRIMUS GUARANTY LIMITED+                                    271,323

                                                                      1,154,603
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 5.62%
   19,300   ADVANCED MEDICAL OPTICS INCORPORATED+<<                     763,701
    9,900   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<            300,465
    9,000   CYBERONICS INCORPORATED+<<                                  184,140
   42,343   DJ ORTHOPEDICS INCORPORATED+                                747,354
   27,900   KYPHON INCORPORATED+<<                                      691,362
   96,800   PERKINELMER INCORPORATED                                  1,666,896

                                                                      4,353,918
                                                                 --------------

MISCELLANEOUS RETAIL - 2.98%
  135,421   MARVEL ENTERPRISES INCORPORATED+<<                        1,971,730
    9,129   OVERSTOCK.COM INCORPORATED+<<                               335,308

                                                                      2,307,038
                                                                 --------------

MOTION PICTURES - 0.67%
   59,500   LIONS GATE ENTERTAINMENT CORPORATION+<<                     517,650
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 4.67%
    8,870   LANDSTAR SYSTEM INCORPORATED+<<                             520,492
   14,200   OVERNITE CORPORATION                                        446,306
  115,500   SIRVA INCORPORATED+                                       2,644,950

                                                                      3,611,748
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.94%
   17,200   WESTCORP                                                    731,344
                                                                 --------------

OIL & GAS EXTRACTION - 1.80%
   59,900   MAGNUM HUNTER RESOURCES INCORPORATED+                       691,246
   23,866   PATINA OIL & GAS CORPORATION                                705,718

                                                                      1,396,964
                                                                 --------------

PERSONAL SERVICES - 0.93%
   35,800   JACKSON HEWITT TAX SERVICE INCORPORATED                     724,234
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.46%
   14,118   HARTE HANKS INCORPORATED                                    353,091
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   MONTGOMERY SMALL CAP FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

RAILROAD TRANSPORTATION - 1.22%
   37,200   GENESEE & WYOMING INCORPORATED+                      $      941,904
                                                                 --------------

REAL ESTATE - 2.21%
   74,000   CB RICHARD ELLIS GROUP INCORPORATED+                      1,709,400
                                                                 --------------

TRANSPORTATION EQUIPMENT - 0.66%
    8,900   OSHKOSH TRUCK CORPORATION                                   507,834
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.05%
   19,300   PRIORITY HEALTHCARE CORPORATION CLASS B+                    388,895
   13,400   TRACTOR SUPPLY COMPANY+                                     421,296

                                                                        810,191
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 4.45%
   23,800   BEACON ROOFING SUPPLY INCORPORATED+                         390,320
   60,198   HUGHES SUPPLY INCORPORATED                                1,810,154
   72,508   PSS WORLD MEDICAL INCORPORATED+<<                           727,980
   24,062   WEST MARINE INCORPORATED+<<                                 514,446

                                                                      3,442,900
                                                                 --------------

TOTAL COMMON STOCK (COST $72,952,929)                                76,112,196
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 24.23%
            COLLATERAL FOR SECURITY LENDING                          18,756,006

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,756,006)           18,756,006
                                                                 --------------

WARRANTS - 0.00%
    2,851   TIMCO AVIATION SERVICES INCORPORATED (EXPIRE ON
             FEB 27, 2007)+(A)                                                1

TOTAL WARRANTS (COST $0)                                                      1
                                                                 --------------

SHORT-TERM INVESTMENTS - 1.39%

MUTUAL FUND - 1.39%
1,073,009   WELLS FARGO MONEY MARKET TRUST~++                         1,073,009
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,073,009)                        1,073,009
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $92,781,944)*                                 123.95%      $   95,941,212
OTHER ASSETS AND LIABILITIES, NET                   (23.95)         (18,536,138)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $   77,405,074
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.  SEE NOTE 2.

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,073,009.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $93,751,218 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $   6,641,821
     GROSS UNREALIZED DEPRECIATION                     (4,451,827)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $   2,189,994

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 96.31%

DEPOSITORY INSTITUTIONS - 55.67%
   23,506   AMERICAN RIVER HOLDINGS                              $      512,431
  701,984   BANK OF AMERICA CORPORATION                              30,416,967
  127,250   BANK OF THE OZARKS INCORPORATED<<                         3,783,142
   36,000   CAPITAL CORP OF THE WEST                                  1,548,000
  660,900   CITIGROUP INCORPORATED<<                                 29,158,908
  265,700   CITY NATIONAL CORPORATION                                17,257,215
  473,800   COMERICA INCORPORATED                                    28,120,030
  455,700   COMPASS BANCSHARES INCORPORATED                          19,968,774
  518,342   CULLEN FROST BANKERS INCORPORATED<<                      24,087,353
  237,500   GOLDEN WEST FINANCIAL CORPORATION<<                      26,350,625
  535,400   JP MORGAN CHASE & COMPANY                                21,271,442
  183,500   SUMMIT BANCSHARES INCORPORATED<<                          6,101,375
  100,000   SUNTRUST BANKS INCORPORATED<<                             7,041,000
  385,850   TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A           11,996,077
  690,700   US BANCORP                                               19,961,230
   39,900   WESTERN SIERRA BANCORP+<<                                 1,328,271
  424,885   ZIONS BANCORPORATION<<                                   25,934,980

                                                                    274,837,820
                                                                 --------------

FINANCIAL SERVICES - 1.45%
  230,800   INDEPENDENT BANK CORPORATION MASSACHUSETTS                7,134,028
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 3.12%
  393,400   IMPAC MORTGAGE HOLDINGS INCORPORATED                     10,346,420
   80,900   REDWOOD TRUST INCORPORATED                                5,049,778

                                                                     15,396,198
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.03%
  457,600   BLUEGREEN CORPORATION+                                    5,093,088
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.86%
  167,600   METLIFE INCORPORATED                                      6,477,740
  213,000   NATIONAL FINANCIAL PARTNERS CORPORATION<<                 7,621,140

                                                                     14,098,880
                                                                 --------------

INSURANCE CARRIERS - 11.92%
  257,600   ALLSTATE CORPORATION<<                                   12,362,224
  400,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                27,196,000
  139,900   CONSECO INCORPORATED+<<                                   2,470,634
   53,300   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED            3,300,869
  239,000   PRUDENTIAL FINANCIAL INCORPORATED<<                      11,242,560
   61,640   SELECTIVE INSURANCE GROUP INCORPORATED                    2,293,008

                                                                     58,865,295
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SIFE SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                             VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 12.58%
     247,500   CAPITAL ONE FINANCIAL CORPORATION<<                                                $   18,290,250
     512,200   COUNTRYWIDE FINANCIAL CORPORATION<<                                                    20,175,558
     183,500   DORAL FINANCIAL CORPORATION<<                                                           7,609,745
     434,850   MBNA CORPORATION                                                                       10,958,220
      83,800   NEW CENTURY FINANCIAL CORPORATION<<                                                     5,046,436

                                                                                                      62,080,209
                                                                                                  --------------

REAL ESTATE - 0.43%
      35,000   NEW CENTURY FINANCIAL CORPORATION+                                                      2,107,700
                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 7.25%
     187,100   BEAR STEARNS COMPANIES INCORPORATED<<                                                  17,993,407
     185,300   GOLDMAN SACHS GROUP INCORPORATED                                                       17,277,372
      21,000   GREENHILL & COMPANY INCORPORATED                                                          495,600

                                                                                                      35,766,379
                                                                                                  --------------

TOTAL COMMON STOCK (COST $411,463,352)                                                               475,379,597
                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 11.73%
               COLLATERAL FOR SECURITY LENDING                                                        57,915,468

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $57,915,468)                                            57,915,468
                                                                                                  --------------

                                                                           INTEREST    MATURITY
PRINCIPAL                                                                    RATE        DATE
REPURCHASE AGREEMENTS - 1.77%
$  3,763,000   GOLDMAN SACHS AND COMPANY   (REPURCHASE AGREEMENTS LOC) -
               102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $3,763,173)                                     1.68%  10/01/2004       3,763,000
   5,000,000   MORGAN STANLEY   (REPURCHASE AGREEMENTS LOC) - 102%
               COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $5,000,237)                                     1.73   10/01/2004       5,000,000

TOTAL REPURCHASE AGREEMENTS (COST $8,763,000)                                                          8,763,000
                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $478,141,820)*                                109.81%                                       $  542,058,065
OTHER ASSETS AND LIABILITIES, NET                    (9.81)                                          (48,406,542)
                                                    ------                                        --------------
TOTAL NET ASSETS                                    100.00%                                       $  493,651,523
                                                    ======                                        ==============


+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $481,086,498 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $  64,132,569
     GROSS UNREALIZED DEPRECIATION                     (3,161,002)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $  60,971,567

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 100.12%

AGRICULTURAL SERVICES - 1.18%
   74,990   VCA ANTECH INCORPORATED+                             $    1,547,044
                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 1.87%
   38,903   GAYLORD ENTERTAINMENT COMPANY+<<                          1,205,993
   48,400   WMS INDUSTRIES INCORPORATED+<<                            1,243,396

                                                                      2,449,389
                                                                 --------------

APPAREL & ACCESSORY STORES - 0.67%
   28,500   FINISH LINE INCORPORATED CLASS A                            881,220
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.66%
       43   LEVITT CORPORATION FL CLASS A                                 1,009
    9,300   RYLAND GROUP INCORPORATED                                   861,738

                                                                        862,747
                                                                 --------------

BUSINESS SERVICES - 26.58%
   83,700   ALLIANCE DATA SYSTEMS CORPORATION+                        3,394,872
   14,200   ANTEON INTERNATIONAL CORPORATION+                           520,430
  157,931   AQUANTIVE INCORPORATED+<<                                 1,524,034
   45,900   ASK JEEVES INCORPORATED+<<                                1,501,389
  249,100   AUTOBYTEL INCORPORATED+                                   2,234,427
  279,420   CHORDIANT SOFTWARE INCORPORATED+                            813,112
  139,008   CNET NETWORKS INCORPORATED+<<                             1,271,923
  147,171   GEVITY HR INCORPORATED                                    2,263,490
  232,600   HYPERCOM CORPORATION+                                     1,716,588
   26,000   INFOSPACE INCORPORATED+<<                                 1,232,140
  115,100   INTERSECTIONS INCORPORATED+                               1,686,215
  378,700   IVILLAGE INCORPORATED+                                    2,272,200
   74,300   LABOR READY INCORPORATED+<<                               1,041,686
   52,300   MANHATTAN ASSOCIATES INCORPORATED+                        1,277,166
   98,700   OPEN SOLUTIONS INCORPORATED+                              2,464,539
  189,834   QUEST SOFTWARE INCORPORATED+                              2,110,954
   83,900   SAPIENT CORPORATION+                                        640,157
   11,700   SI INTERNATIONAL INCORPORATED+                              256,347
  193,529   SUPPORTSOFT INCORPORATED+<<                               1,884,972
  251,401   TIBCO SOFTWARE INCORPORATED+                              2,139,423
   60,526   TNS INCORPORATED+<<                                       1,174,204
   79,406   TRANSACTION SYSTEMS ARCHITECTS INCORPORATED CLASS A+      1,475,761

                                                                     34,896,029
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 9.33%
  128,324   ANDRX CORPORATION+                                        2,869,325
  149,100   CUBIST PHARMACEUTICALS INCORPORATED+                      1,473,108
   26,400   EYETECH PHARMACEUTICALS INCORPORATED+<<                     897,336
   28,339   FIRST HORIZON PHARMACEUTICAL CORPORATION+                   567,063
   59,900   INSPIRE PHARMACEUTICALS INCORPORATED+                       942,227

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
   75,984   MEDICINES COMPANY+                                   $    1,834,254
   52,600   NEKTAR THERAPEUTICS+                                        761,648
   35,100   NEUROCRINE BIOSCIENCES INCORPORATED+                      1,655,316
   36,000   USANA HEALTH SCIENCES INCORPORATED+<<                     1,252,800

                                                                     12,253,077
                                                                 --------------

COMMUNICATIONS - 4.18%
   94,340   NII HOLDINGS INCORPORATED CLASS B+<<                      3,887,751
  400,800   UBIQUITEL INCORPORATED+<<                                 1,603,200

                                                                      5,490,951
                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.71%
   32,918   DYCOM INDUSTRIES INCORPORATED+<<                            934,542
                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.74%
   28,700   COMMERCIAL CAPITAL BANCORPORATION INCORPORATED<<            651,203
   18,000   FIRST REPUBLIC BANK                                         828,000
   87,881   OCWEN FINANCIAL CORPORATION+<<                              804,111

                                                                      2,283,314
                                                                 --------------

EDUCATIONAL SERVICES - 2.38%
   83,800   LAUREATE EDUCATION INCORPORATED+                          3,119,036
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 3.03%
   27,300   COMTECH TELECOMMUNICATIONS CORPORATION+                     739,830
   45,372   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                    975,498
   94,779   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                  903,244
   26,800   RAYOVAC CORPORATION+                                        706,180
   77,100   UNIVERSAL DISPLAY CORPORATION+<<                            649,182

                                                                      3,973,934
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 6.58%
   14,700   CDI CORPORATION                                             301,350
   31,000   CORPORATE EXECUTIVE BOARD COMPANY                         1,898,440
  179,655   NAVIGANT CONSULTING INCORPORATED+                         3,945,224
   47,139   RESOURCES CONNECTION INCORPORATED+<<                      1,780,911
   28,100   RIGEL PHARMACEUTICALS INCORPORATED+                         710,930

                                                                      8,636,855
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.53%
   24,100   CRANE COMPANY                                               696,972
                                                                 --------------

HEALTH SERVICES - 4.62%
   48,000   COVANCE INCORPORATED+                                     1,918,560
   51,700   EDUCATE INCORPORATED+<<                                     609,543
   75,500   KINDRED HEALTHCARE INCORPORATED+                          1,842,200
   39,100   MATRIA HEALTHCARE INCORPORATED+<<                         1,106,921
   52,304   RADIATION THERAPY SERVICES INCORPORATED+<<                  593,127

                                                                      6,070,351
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.75%
   46,900   STATION CASINOS INCORPORATED                         $    2,299,976
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.27%
   26,100   ACTUANT CORPORATION CLASS A+<<                            1,075,581
   36,100   ENGINEERED SUPPORT SYSTEMS INCORPORATED                   1,647,604
   71,700   GARDNER DENVER INCORPORATED+                              1,976,769
   26,700   IDEX CORPORATION                                            906,732

                                                                      5,606,686
                                                                 --------------

INSURANCE CARRIERS - 1.52%
   35,933   CENTENE CORPORATION+<<                                    1,530,027
   34,266   PRIMUS GUARANTY LIMITED+                                    462,591

                                                                      1,992,618
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 5.84%
   33,400   ADVANCED MEDICAL OPTICS INCORPORATED+<<                   1,321,638
   17,100   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+<<            518,985
   15,700   CYBERONICS INCORPORATED+<<                                  321,222
   76,532   DJ ORTHOPEDICS INCORPORATED+                              1,350,790
   47,800   KYPHON INCORPORATED+<<                                    1,184,484
  172,600   PERKINELMER INCORPORATED                                  2,972,172

                                                                      7,669,291
                                                                 --------------

MISCELLANEOUS RETAIL - 3.06%
  235,750   MARVEL ENTERPRISES INCORPORATED+<<                        3,432,520
   15,964   OVERSTOCK.COM INCORPORATED+<<                               586,358

                                                                      4,018,878
                                                                 --------------

MOTION PICTURES - 0.69%
  103,300   LIONS GATE ENTERTAINMENT CORPORATION+<<                     898,710
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 4.83%
   12,000   LANDSTAR SYSTEM INCORPORATED+<<                             704,160
   24,700   OVERNITE CORPORATION                                        776,321
  212,000   SIRVA INCORPORATED+                                       4,854,800

                                                                      6,335,281
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.06%
   32,800   WESTCORP                                                  1,394,656
                                                                 --------------

OIL & GAS EXTRACTION - 1.83%
  102,900   MAGNUM HUNTER RESOURCES INCORPORATED+                     1,187,466
   41,000   PATINA OIL & GAS CORPORATION                              1,212,370

                                                                      2,399,836
                                                                 --------------

PERSONAL SERVICES - 0.96%
   62,300   JACKSON HEWITT TAX SERVICE INCORPORATED                   1,260,329
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.52%
   27,053   HARTE HANKS INCORPORATED                                    676,596
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

RAILROAD TRANSPORTATION - 1.22%
   63,300   GENESEE & WYOMING INCORPORATED+                      $    1,602,756
                                                                 --------------

REAL ESTATE - 2.22%
  126,400   CB RICHARD ELLIS GROUP INCORPORATED+                      2,919,840
                                                                 --------------

TRANSPORTATION EQUIPMENT - 0.67%
   15,500   OSHKOSH TRUCK CORPORATION                                   884,430
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.06%
   33,500   PRIORITY HEALTHCARE CORPORATION CLASS B+                    675,025
   22,900   TRACTOR SUPPLY COMPANY+                                     719,976

                                                                      1,395,001
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 4.56%
   40,900   BEACON ROOFING SUPPLY INCORPORATED+                         670,760
  104,650   HUGHES SUPPLY INCORPORATED                                3,146,826
  126,153   PSS WORLD MEDICAL INCORPORATED+<<                         1,266,576
   41,893   WEST MARINE INCORPORATED+<<                                 895,672

                                                                      5,979,834
                                                                 --------------

TOTAL COMMON STOCK (COST $125,476,290)                              131,430,179
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 22.31%
            COLLATERAL FOR SECURITY LENDING                          29,292,518

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $29,292,518)           29,292,518
                                                                 --------------

WARRANTS - 0.00%
      108   IMPERIAL CREDIT INDUSTRY EXP. 1/31/08+(A)                         0

TOTAL WARRANTS (COST $0)                                                      0
                                                                 --------------

SHORT-TERM INVESTMENTS - 0.30%

MUTUAL FUND - 0.30%
  384,278   WELLS FARGO MONEY MARKET TRUST~++                           384,278
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $384,278)                            384,278
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $155,153,086)*                                122.73%      $  161,106,975
OTHER ASSETS AND LIABILITIES, NET                   (22.73)         (29,832,900)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  131,274,075
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $384,278.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $156,465,578 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $  12,296,364
     GROSS UNREALIZED DEPRECIATION                     (7,654,967)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $   4,641,397

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 93.42%

AGRICULTURAL PRODUCTION CROPS - 0.77%
  153,700   DELTA & PINE LAND COMPANY                            $    4,111,475
                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.40%
  175,600   WORLD WRESTLING ENTERTAINMENT INCORPORATED                2,145,832
                                                                 --------------

APPAREL & ACCESSORY STORES - 0.87%
  314,900   GOODY'S FAMILY CLOTHING INCORPORATED                      2,651,458
   57,800   STAGE STORES INCORPORATED+<<                              1,977,916

                                                                      4,629,374
                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.43%
   67,045   ADVANCE AUTO PARTS INCORPORATED+<<                        2,306,348
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 0.32%
   55,600   CENTRAL GARDEN & PET COMPANY+                             1,702,472
                                                                 --------------

BUSINESS SERVICES - 11.81%
  297,100   ACXIOM CORPORATION<<                                      7,053,154
  534,704   ASCENTIAL SOFTWARE CORPORATION+                           7,202,463
   13,313   COVANSYS CORPORATION+                                       153,632
1,366,300   E.PIPHANY INCORPORATED+                                   5,506,189
   85,200   EFUNDS CORPORATION+                                       1,583,868
  937,100   ENTRUST INCORPORATED+                                     2,370,863
  187,200   GEVITY HR INCORPORATED                                    2,879,136
  125,200   KANBAY INTERNATIONAL INCORPORATED+                        2,661,752
  221,700   MAPINFO CORPORATION+                                      2,394,360
  358,700   MCAFEE INCORPORATED+                                      7,209,870
  509,000   PEROT SYSTEMS CORPORATION CLASS A+                        8,174,540
  115,600   SINA CORPORATION+<<                                       2,946,644
  111,800   SOTHEBY'S HOLDINGS INCORPORATED+<<                        1,757,496
  184,000   UNIVERSAL COMPRESSION HOLDINGS INCORPORATED+<<            6,268,880
  529,000   VALUECLICK INCORPORATED+                                  4,993,760

                                                                     63,156,607
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.60%
  265,500   ABLE LABORATORIES INCORPORATED+<<                         5,086,980
  143,042   ANGIOTECH PHARMACEUTICALS INCORPORATED+                   2,899,461
   75,200   CYTEC INDUSTRIES INCORPORATED                             3,681,040
  220,300   ENDEAVOR INTERNATIONAL CORPORATION UNREGISTERED
            PRIVATE PLACEMENT+(a)                                       585,117
  160,250   IMMUCOR INCORPORATED+<<                                   3,966,187
   31,646   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                1,235,460
  216,200   NABI BIOPHARMACEUTICALS+                                  2,892,756
  215,500   NBTY INCORPORATED+                                        4,646,180
  251,100   OLIN CORPORATION                                          5,022,000
   77,900   PERRIGO COMPANY<<                                         1,600,845
   51,200   SALIX PHARMACEUTICALS LIMITED+<<                          1,101,824
  110,800   SEROLOGICALS CORPORATION+<<                               2,584,964

                                                                     35,302,814
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMUNICATIONS - 1.08%
  209,000   CROWN CASTLE INTERNATIONAL CORPORATION+<<            $    3,109,920
  272,800   SPANISH BROADCASTING SYSTEMS INCORPORATED+<<              2,684,352

                                                                      5,794,272
                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.11%
   94,900   QUANTA SERVICES, INCORPORATED+                              574,145
                                                                 --------------

DEPOSITORY INSTITUTIONS - 3.04%
   29,000   BANK OF HAWAII CORPORATION                                1,370,250
    8,900   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED              222,144
   77,130   COMMERCE BANCSHARES INCORPORATED                          3,709,182
   97,097   CULLEN FROST BANKERS INCORPORATED                         4,512,097
  210,700   FIRST NIAGARA FINANCIAL GROUP INCORPORATED                2,819,166
   87,700   GOLD BANC CORP INCORPORATED                               1,183,073
   68,000   INDYMAC BANCORP INCORPORATED                              2,461,600

                                                                     16,277,512
                                                                 --------------

EATING & DRINKING PLACES - 1.42%
  115,050   CEC ENTERTAINMENT INCORPORATED+                           4,228,087
  137,200   MCCORMICK & SCHMICK'S SEAFOOD, INCORPORATED+              1,645,028
   35,000   P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                 1,697,150

                                                                      7,570,265
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.09%
  200,500   AGL RESOURCES INCORPORATED                                6,169,385
  217,550   PNM RESOURCES INCORPORATED<<                              4,897,051
   44,520   WASTE SERVICES INCORPORATED WARRANTS+                        89,499

                                                                     11,155,935
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.83%
  630,900   AEROFLEX INCORPORATED+<<                                  6,668,613
  200,500   AMIS HOLDINGS INCORPORATED+                               2,710,760
  161,000   AMPHENOL CORPORATION CLASS A+                             5,515,860
   96,000   DITECH COMMUNICATIONS CORPORATION+                        2,149,440
  149,000   DSP GROUP INCORPORATED+                                   3,136,450
  295,900   EXAR CORPORATION+<<                                       4,189,944
  114,600   HUTCHINSON TECHNOLOGY INCORPORATED+<<                     3,063,258
   47,500   IMATION CORPORATION                                       1,690,525
  696,400   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                6,636,692
  310,800   METHODE ELECTRONICS                                       3,975,132
  105,200   WESTAR ENERGY INCORPORATED                                2,125,040

                                                                     41,861,714
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 3.34%
  340,996   DIVERSA CORPORATION+                                      2,847,317
  288,600   LEXICON GENETICS INCORPORATED+<<                          1,901,874
   40,700   MAXMUS INCORPORATED+                                      1,172,567
  192,021   MTC TECHNOLOGIES INCORPORATED+                            5,305,540
   81,500   NEUROCHEM INCORPORATED+<<                                 1,398,540

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES
   (continued)
   27,200   OMNICELL INCORPORATED+                               $      359,584
  266,900   SEATTLE GENETICS INCORPORATED+                            1,753,533
   42,000   TELIK INCORPORATED+                                         936,600
  172,900   TETRA TECH INCORPORATED+                                  2,190,643

                                                                     17,866,198
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.38%
  259,300   SENOMYX INCORPORATED+<<                                   2,333,441
  342,200   VOLUME SERVICES AMERICA HOLDINGS INCORPORATED IDS         5,030,340

                                                                      7,363,781
                                                                 --------------

HEALTH SERVICES - 4.75%
  323,112   DAVITA INCORPORATED+                                     10,064,939
   48,000   EDUCATE INCORPORATED+                                       565,920
   80,300   EDWARDS LIFESCIENCES CORPORATION+<<                       2,690,050
   87,600   RENAL CARE GROUP INCORPORATED+                            2,823,348
  137,444   SYMBION INCORPORATED+                                     2,213,536
  204,416   UNITED SURGICAL PARTNERS INTERNATIONAL
             INCORPORATED+<<                                          7,021,689

                                                                     25,379,482
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 3.51%
  186,845   ASHFORD HOSPITALITY TRUST                                 1,756,343
   95,908   BRANDYWINE REALTY TRUST                                   2,731,460
  170,205   COUSINS PROPERTIES INCORPORATED                           5,839,734
  136,411   HEALTH CARE REIT INCORPORATED<<                           4,801,667
  182,763   UNITED DOMINION REALTY TRUST INCORPORATED                 3,624,190

                                                                     18,753,394
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.05%
  301,900   GAMESTOP CORPORATION CLASS A+<<                           5,588,169
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.63%
  225,400   BOYD GAMING CORPORATION                                   6,345,010
  144,300   ORIENT EXPRESS HOTELS LIMITED CLASS A                     2,357,862

                                                                      8,702,872
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
   EQUIPMENT - 7.23%
  115,600   ACTUANT CORPORATION CLASS A+<<                            4,763,876
  125,200   AGCO CORPORATION+<<                                       2,832,024
   75,300   CUMMINS INCORPORATED<<                                    5,563,917
  129,500   IDEX CORPORATION                                          4,397,820
  146,800   KENNAMETAL INCORPORATED                                   6,628,020
  402,500   SCIENTIFIC GAMES CORPORATION CLASS A+                     7,687,750
  433,900   ULTRATECH INCORPORATED+                                   6,799,213

                                                                     38,672,620
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

INSURANCE CARRIERS - 6.35%
   66,300   AMERIGROUP CORPORATION+<<                            $    3,729,375
  421,400   CONSECO INCORPORATED+<<                                   7,441,924
  384,332   PLATINUM UNDERWRITERS HOLDINGS LIMITED                   11,253,241
  279,600   REINSURANCE GROUP OF AMERICA INCORPORATED                11,519,520

                                                                     33,944,060
                                                                 --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
   TRANSPORTATION - 1.02%
  330,000   LAIDLAW INTERNATIONAL INCORPORATED+                       5,428,500
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 4.46%
   54,700   DJ ORTHOPEDICS INCORPORATED+                                965,455
  192,700   DRS TECHNOLOGIES INCORPORATED+                            7,214,688
   88,600   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<           5,168,038
  107,750   FOSSIL INCORPORATED+<<                                    3,333,785
   90,100   IMMUNICON CORPORATION+                                      901,000
  116,300   ITRON INCORPORATED+                                       2,029,435
   61,600   LECROY CORPORATION+                                       1,029,336
  108,700   ROFIN-SINAR TECHNOLOGIES INCORPORATED+<<                  3,193,606

                                                                     23,835,343
                                                                 --------------

MEMBERSHIP ORGANIZATIONS - 0.32%
  136,000   NESS TECHNOLOGIES INCORPORATED+                           1,729,920
                                                                 --------------

METAL MINING - 1.67%
  336,700   GOLDCORP INCORPORATED<<                                   4,666,662
  463,800   HECLA MINING COMPANY+<<                                   3,450,672
  265,300   WHEATON MINERALS LIMITED+                                   835,695

                                                                      8,953,029
                                                                 --------------

MISCELLANEOUS RETAIL - 1.91%
  586,600   1-800-FLOWERS.COM INCORPORATED CLASS A+                   4,868,780
  164,000   PETCO ANIMAL SUPPLIES INCORPORATED+                       5,356,240

                                                                     10,225,020
                                                                 --------------

MOTION PICTURES - 1.03%
  156,700   CARMIKE CINEMAS INCORPORATED                              5,517,407
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.75%
   68,300   LANDSTAR SYSTEM INCORPORATED+<<                           4,007,844
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.77%
  291,500   APOLLO INVESTMENT CORPORATION                             4,124,725
                                                                 --------------

OIL & GAS EXTRACTION - 5.79%
  360,197   DENBURY RESOURCES INCORPORATED+                           9,149,004
  193,800   FOREST OIL CORPORATION+<<                                 5,837,256
  593,900   KEY ENERGY SERVICES INCORPORATED+                         6,562,595
   43,300   SOUTHWESTERN ENERGY COMPANY+                              1,818,167
  190,800   ST. MARY LAND & EXPLORATION COMPANY                       7,595,748

                                                                     30,962,770
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

PAPER & ALLIED PRODUCTS - 0.21%
   35,100   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED        $    1,137,240
                                                                 --------------

PERSONAL SERVICES - 1.82%
  245,800   JACKSON HEWITT TAX SERVICE INCORPORATED                   4,972,534
  118,900   REGIS CORPORATION                                         4,782,158

                                                                      9,754,692
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.63%
   68,800   R.R. DONNELLEY CORPORATION+                               3,395,968
                                                                 --------------

RAILROAD TRANSPORTATION - 0.64%
  224,100   KANSAS CITY SOUTHERN+<<                                   3,399,597
                                                                 --------------

REAL ESTATE - 0.59%
   50,700   LNR PROPERTY CORPORATION<<                                3,138,837
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 0.32%
  114,300   ARCHIPELAGO HOLDINGS INCORPORATED+<<                      1,692,783
                                                                 --------------

TEXTILE MILL PRODUCTS - 1.09%
  194,800   ALBANY INTERNATIONAL CORPORATION CLASS A                  5,806,988
                                                                 --------------

TRANSPORTATION BY AIR - 2.05%
  176,900   EGL INCORPORATED+<<                                       5,352,994
  140,300   JETBLUE AIRWAYS CORPORATION+<<                            2,935,076
  323,900   NORTHWEST AIRLINES CORPORATION+<<                         2,659,219

                                                                     10,947,289
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.53%
  183,500   AIRGAS INCORPORATED                                       4,416,845
  205,500   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<             3,772,980

                                                                      8,189,825
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.81%
  309,300   PEP BOYS-MANNY, MOE & JACK                                4,330,200
                                                                 --------------

TOTAL COMMON STOCK (COST $445,084,542)                              499,437,318
                                                                 --------------

INVESTMENT COMPANIES - 1.14%
   46,200   ISHARES RUSSELL 2000 INDEX FUND                           5,267,724
   59,730   TECHNOLOGY INVESTMENT CAPITAL CORPORATION                   836,220

TOTAL INVESTMENT COMPANIES (COST $5,944,556)                          6,103,944
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 14.37%
            COLLATERAL FOR SECURITY LENDING                          76,821,911

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $76,821,911)           76,821,911
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 6.35%

MUTUAL FUND - 6.35%
33,910,499  WELLS FARGO MONEY MARKET TRUST~++                    $   33,910,499
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,910,499)                      33,910,499
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $561,761,508)*                                115.28%      $  616,273,672
OTHER ASSETS AND LIABILITIES, NET                   (15.28)         (81,673,726)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  534,599,946
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.  SEE NOTE 2.

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $33,910,499.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $562,634,449 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $  67,487,074
     GROSS UNREALIZED DEPRECIATION                    (13,847,851)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $  53,639,223

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 100.15%
      N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO           $  488,021,709

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $490,841,559)           488,021,709
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $490,841,559)                                 100.15%      $  488,021,709
OTHER ASSETS AND LIABILITIES, NET                    (0.15)            (732,326)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  487,289,383
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                            VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.78%
      N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO            $  104,978,668

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $94,435,314)            104,978,668
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $94,435,314)                                   99.78%      $  104,978,668
OTHER ASSETS AND LIABILITIES, NET                     0.22              226,327
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  105,204,995
                                                    ======       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 98.15%

CHEMICALS & ALLIED PRODUCTS - 59.14%
   39,640   ABBOTT LABORATORIES                                  $    1,679,150
   30,910   ABGENIX INCORPORATED+<<                                     304,773
    5,580   AMGEN INCORPORATED+                                         316,274
    7,550   ELI LILLY & COMPANY                                         453,377
    3,830   FOREST LABORATORIES INCORPORATED+                           172,273
    7,840   GILEAD SCIENCES INCORPORATED+<<                             293,059
   72,420   GLAXOSMITHKLINE PLC                                       1,560,787
   19,710   IMPAX LABORATORIES INCORPORATED+                            302,746
   51,317   IVAX CORPORATION+<<                                         982,721
   13,620   KING PHARMACEUTICALS INCORPORATED+                          162,623
   18,280   MERCK & COMPANY INCORPORATED                                603,240
   19,540   MYLAN LABORATORIES INCORPORATED                             351,720
   45,850   NEKTAR THERAPEUTICS+                                        663,908
    4,970   NEUROCRINE BIOSCIENCES INCORPORATED+                        234,385
   49,310   NOVARTIS AG                                               2,298,264
  131,580   PFIZER INCORPORATED                                       4,026,348
    2,440   SANOFI-SYNTHELABO SA                                        176,981
   10,640   SCHERING AG                                                 671,979
   17,400   SCHERING-PLOUGH CORPORATION                                 331,644
   37,540   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                974,163
   15,200   VAXGEN INCORPORATED+                                        202,920
   21,610   VICURON PHARMACEUTICALS INCORPORATED+<<                     317,235
   13,600   WATSON PHARMACEUTICALS INCORPORATED+                        400,656
   26,790   WYETH                                                     1,001,946
   18,800   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED                   607,249

                                                                     19,090,421
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.04%
   16,270   AMYLIN PHARMACEUTICALS INCORPORATED+<<                      333,860
                                                                 --------------

HEALTH SERVICES - 6.01%
   11,080   BIOGEN IDEC INCORPORATED+<<                                 677,764
   17,520   CAREMARK RX INCORPORATED+                                   561,866
   19,630   COMMUNITY HEALTH SYSTEMS+                                   523,728
    4,450   COVANCE INCORPORATED+                                       177,867

                                                                      1,941,225
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.12%
   29,140  VARIAN MEDICAL SYSTEMS INCORPORATED+<<                     1,007,370
                                                                 --------------

INSURANCE CARRIERS - 4.80%
    6,250   AETNA INCORPORATED<<                                        624,562
    4,410   ANTHEM INCORPORATED+<<                                      384,773
    7,340   UNITEDHEALTH GROUP INCORPORATED                             541,252

                                                                      1,550,587
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 15.28%
   44,090   BAXTER INTERNATIONAL INCORPORATED                    $    1,417,934
   12,060   C.R. BARD INCORPORATED                                      682,958
    9,780   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<             570,467
   12,970   GUIDANT CORPORATION                                         856,539
   27,030   MEDTRONIC INCORPORATED                                    1,402,857

                                                                      4,930,755
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 6.58%
   37,720   JOHNSON & JOHNSON                                         2,124,768
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.18%
   38,280   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<               702,821
                                                                 --------------

TOTAL COMMON STOCK (COST $32,101,673)                                31,681,807
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 21.11%
            COLLATERAL FOR SECURITY LENDING                           6,813,484

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,813,484)             6,813,484
                                                                 --------------

SHORT-TERM INVESTMENTS - 5.72%

MUTUAL FUND - 5.72%
1,847,610   WELLS FARGO MONEY MARKET TRUST~++                         1,847,610
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,847,610)                        1,847,610
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $40,762,767)*                                 124.98%      $   40,342,901
OTHER ASSETS AND LIABILITIES, NET                   (24.98)          (8,063,205)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $   32,279,696
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,847,610.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $41,219,090 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $     945,414
     GROSS UNREALIZED DEPRECIATION                     (1,821,603)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $    (876,189)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 93.11%

BUSINESS SERVICES - 43.93%
   92,220   AUTODESK INCORPORATED                                $    4,484,659
   94,410   CITRIX SYSTEMS INCORPORATED+                              1,654,063
   57,840   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<             1,764,698
   49,890   EBAY INCORPORATED+                                        4,586,887
   49,400   FISERV INCORPORATED+                                      1,722,084
   18,650   GOOGLE INCORPORATED+<<                                    2,417,040
   15,340   INFOSPACE INCORPORATED+                                     726,963
   16,080   INFOSYS TECHNOLOGIES LIMITED ADR<<                          910,128
  110,000   INTERGRAPH CORPORATION+<<                                 2,988,700
  134,500   MCAFEE INCORPORATED+                                      2,703,450
   45,030   MERCURY INTERACTIVE CORPORATION+<<                        1,570,646
   11,600   MICROSTRATEGY INCORPORATED CLASS A+                         476,644
  138,970   NCR CORPORATION+                                          6,891,522
   71,790   NETEASE.COM INCORPORATED ADR+<<                           2,722,995
  103,090   RED HAT INCORPORATED+<<                                   1,261,822
    3,410   SAP AG                                                      132,819
  121,670   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+                 2,920,080
  121,990   SYMANTEC CORPORATION+<<                                   6,694,811
   65,500   TREND MICRO INCORPORATED                                  2,816,949
   81,930   VERISIGN INCORPORATED+                                    1,628,768
  287,560   YAHOO! INCORPORATED+<<                                    9,751,160

                                                                     60,826,888
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.10%
    7,560   GILEAD SCIENCES INCORPORATED+                               282,593
   90,400   IVAX CORPORATION+<<                                       1,731,160
  108,890   NEKTAR THERAPEUTICS+<<                                    1,576,727
   48,020   VICURON PHARMACEUTICALS INCORPORATED+<<                     704,933

                                                                      4,295,413
                                                                 --------------

COMMUNICATIONS - 1.93%
   76,360   AVAYA INCORPORATED+                                       1,064,458
   96,810   NEXTEL PARTNERS INCORPORATED CLASS A+<<                   1,605,110

                                                                      2,669,568
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 16.97%
  295,180   COMVERSE TECHNOLOGY INCORPORATED+                         5,558,239
  249,120   MARVELL TECHNOLOGY GROUP LIMITED+<<                       6,509,506
   56,190   QUALCOMM INCORPORATED                                     2,193,658
   76,920   RESEARCH IN MOTION LIMITED+<<                             5,872,073
   63,360   TELEFONAKTIEBOLAGET LM ERICSSON ADR                       1,979,366
   65,040   TEXAS INSTRUMENTS INCORPORATED                            1,384,051

                                                                     23,496,893
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.20%
   34,310   AMYLIN PHARMACEUTICALS INCORPORATED+<<                      704,041
   47,350   GREENFIELD ONLINE INCORPORATED+<<                           961,679

                                                                      1,665,720
                                                                 --------------

WELLS FARGO STOCK FUNDS           PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

HOLDING & OTHER INVESTMENT OFFICES - 0.40%
   11,900   SOFTBANK CORPORATION                                 $      551,731
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.63%
  121,960   APPLE COMPUTER INCORPORATED+                              4,725,950
   11,670   COOPER CAMERON CORPORATION+                                 639,983
  157,270   DELL INCORPORATED+                                        5,598,812
  129,390   JUNIPER NETWORKS INCORPORATED+<<                          3,053,604
   11,580   SMITH INTERNATIONAL INCORPORATED+<<                         703,253

                                                                     14,721,602
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 3.78%
   93,000   AGILENT TECHNOLOGIES INCORPORATED+<<                      2,006,010
   21,860   GUIDANT CORPORATION                                       1,443,635
  173,340   INPUT OUTPUT INCORPORATED+                                1,787,135

                                                                      5,236,780
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 6.50%
   72,600   JOHNSON & JOHNSON                                         4,089,558
  160,110   TYCO INTERNATIONAL LIMITED                                4,908,972

                                                                      8,998,530
                                                                 --------------

OIL & GAS EXTRACTION - 1.55%
   10,910   BJ SERVICES COMPANY                                         571,793
   10,500   SCHLUMBERGER LIMITED                                        706,755
   16,880   WEATHERFORD INTERNATIONAL LIMITED+                          861,218

                                                                      2,139,766
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.62%
   21,680   GOODRICH CORPORATION                                        679,885
   44,560   HONEYWELL INTERNATIONAL INCORPORATED                      1,597,922
   14,480   UNITED TECHNOLOGIES CORPORATION                           1,352,142

                                                                      3,629,949
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.41%
   31,100   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<               570,996
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.09%
      660   SAMSUNG ELECTRONICS GDR<<++                                 131,255
                                                                 --------------

TOTAL COMMON STOCK (COST $118,320,600)                              128,935,091
                                                                 --------------

                                                STRIKE PRICE/
PRINCIPAL                                      EXPIRATION DATE       VALUE

OPTIONS - 0.49%
      119   PHILADELPHIA SEMICONDUCTOR        $380   11/20/2004         192,780
      221   PHILADELPHIA SEMICONDUCTOR         390   11/20/2004         486,200

TOTAL OPTIONS (PREMIUMS $716,519)                                       678,980
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004           WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COLLATERAL FOR SECURITIES LENDING - 28.82%
            COLLATERAL FOR SECURITY LENDING                      $   39,910,147

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $39,910,147)           39,910,147
                                                                 --------------

SHORT-TERM INVESTMENTS - 7.00%

MUTUAL FUND - 7.00%
9,698,424   WELLS FARGO MONEY MARKET TRUST~                           9,698,424
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,698,424)                        9,698,424
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $168,645,690)*                                129.42%      $  179,222,642
OTHER ASSETS AND LIABILITIES, NET                   (29.42)         (40,752,724)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  138,469,918
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,698,424.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.  SEE NOTE 2.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $171,109,190 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $  12,139,465
     GROSS UNREALIZED DEPRECIATION                     (4,026,013)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $   8,113,452

SCHEDULE OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT

                                                STRIKE PRICE/
CONTRACTS                                      EXPIRATION DATE

WRITTEN OPTIONS - (0.03%)
     (329)  CDW CORPORATION CALL              $65    10/16/2004  $       (3,290)
     (732)  CITRIX SYSTEMS PUT                 15    12/18/2004         (25,620)
     (799)  NEXTEL PARTNERS PUT                15    11/20/2004         (15,980)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(281,531))                    (44,890)
                                                                 --------------

SHARES      DESCRIPTION

SHORT SALES - (0.77%)
  (64,800)  APPLIED MATERIALS INCORPORATED+                          (1,068,552)
                                                                 --------------
TOTAL SHORT SALES (COST $(1,107,612))                            $   (1,068,552)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                DIVERSIFIED       DIVERSIFIED             EQUITY             EQUITY
                                                                     EQUITY         SMALL CAP             INCOME              INDEX
                                                                       FUND              FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ......................... $              0   $             0   $              0   $    385,159,083
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ............    1,374,751,323       440,855,679      1,132,966,949                  0
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..............                0                 0                  0         52,012,958
  INVESTMENTS IN OTHER AFFILIATES ........................                0                 0                  0          7,876,252
                                                           ----------------   ---------------   ----------------   ----------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........    1,374,751,323       440,855,679      1,132,966,949        445,048,293
                                                           ----------------   ---------------   ----------------   ----------------
  CASH ...................................................               94                27                 81             50,000
  FOREIGN CURRENCY, AT VALUE .............................                0                 0                  0                  0
  RECEIVABLE FOR FUND SHARES ISSUED ......................        1,405,493         1,526,941            503,241            119,994
  RECEIVABLE FOR INVESTMENTS SOLD ........................                0                 0                  0                  0
  RECEIVABLES FOR DIVIDENDS AND INTEREST .................                0                 0                  0            451,258
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ......                0                 0                  0                  0
                                                           ----------------   ---------------   ----------------   ----------------
TOTAL ASSETS .............................................    1,376,156,910       442,382,647      1,133,470,271        445,669,545
                                                           ----------------   ---------------   ----------------   ----------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                 0                 0                  0              1,050
  PAYABLE FOR FUND SHARES REDEEMED .......................        5,882,197         1,037,341          3,405,955            195,543
  PAYABLE FOR INVESTMENTS PURCHASED ......................                0                 0                  0            438,939
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..          478,613           169,614            214,195            112,725
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................           96,740            36,137            115,517            113,900
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .................                0                 0                  0         52,012,958
  ACCRUED EXPENSES AND OTHER LIABILITIES .................          140,688            59,585              8,763              7,766
                                                           ----------------   ---------------   ----------------   ----------------
TOTAL LIABILITIES ........................................        6,598,238         1,302,677          3,744,430         52,882,881
                                                           ----------------   ---------------   ----------------   ----------------
TOTAL NET ASSETS ......................................... $  1,369,558,672   $   441,079,970   $  1,129,725,841   $    392,786,664
                                                           ================   ===============   ================   ================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ........................................ $    946,457,966   $   356,799,405   $  1,082,850,674   $    210,907,361
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............        4,834,704          (333,014)          (127,479)         2,670,768
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..       79,520,987        33,977,176         61,482,615         14,616,460
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
    ASSETS AND LIABILITIES DENOMINATED IN
    FOREIGN CURRENCIES ...................................      338,745,015        50,636,403        (14,479,969)       164,606,375
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ..                0                 0                  0            (14,300)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
    SWAP AGREEMENTS, AND SHORT SALES .....................                0                 0                  0                  0
                                                           ----------------   ---------------   ----------------   ----------------
TOTAL NET ASSETS ......................................... $  1,369,558,672   $   441,079,970   $  1,129,725,841   $    392,786,664
                                                           ----------------   ---------------   ----------------   ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
  SHARE (1)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ................................... $    101,649,188               N/A   $    186,501,496   $    341,142,298
  SHARES OUTSTANDING - CLASS A ...........................        2,547,167               N/A          5,406,767          7,033,098
  NET ASSET VALUE PER SHARE - CLASS A .................... $          39.91               N/A   $          34.49   $          48.51
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .......... $          42.34               N/A   $          36.59   $          51.47
  NET ASSETS - CLASS B ................................... $     81,965,530               N/A   $     80,298,287   $     51,644,366
  SHARES OUTSTANDING - CLASS B ...........................        2,126,226               N/A          2,328,131          1,070,970
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B . $          38.55               N/A   $          34.49   $          48.22
  NET ASSETS - CLASS C ................................... $      7,798,062               N/A   $      9,082,998                N/A
  SHARES OUTSTANDING - CLASS C ...........................          199,739               N/A            255,039                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C . $          39.04               N/A   $          35.61                N/A
  NET ASSETS - INSTITUTIONAL CLASS ....................... $  1,178,145,892   $   441,079,970   $    853,843,060                N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............       29,485,156        32,890,972         24,785,389                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS .................................. $          39.96   $         13.41   $          34.45                N/A
  NET ASSET -SELECT CLASS ................................              N/A               N/A                N/A                N/A
  SHARES OUTSTANDING - SELECT CLASS ......................              N/A               N/A                N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT
    CLASS ................................................              N/A               N/A                N/A                N/A
                                                           ----------------   ---------------   ----------------   ----------------
INVESTMENTS AT COST ...................................... $  1,036,006,308   $   390,219,276   $  1,147,446,918   $    280,441,918
                                                           ================   ===============   ================   ================
FOREIGN CURRENCIES AT COST ............................... $              0   $             0   $              0   $              0
                                                           ================   ===============   ================   ================
SECURITIES ON LOAN, AT MARKET VALUE ...................... $              0   $             0   $              0   $     50,307,119
                                                           ================   ===============   ================   ================

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                       GROWTH                         INTERNATIONAL
                                                                    GROWTH             EQUITY              INDEX             EQUITY
                                                                      FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ......................... $   153,956,603    $             0    $             0    $   455,292,923
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ............               0        526,555,504      1,087,933,815                  0
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..............      23,082,742                  0                  0            790,601
  INVESTMENTS IN OTHER AFFILIATES ........................       1,193,084                  0                  0        130,610,072
                                                           ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........     178,232,429        526,555,504      1,087,933,815        586,693,596
                                                           ---------------    ---------------    ---------------    ---------------
  CASH ...................................................          50,000                 36                 69             50,000
  FOREIGN CURRENCY, AT VALUE .............................               0                  0                  0            561,953
  RECEIVABLE FOR FUND SHARES ISSUED ......................           5,650             57,136            641,840            591,373
  RECEIVABLE FOR INVESTMENTS SOLD ........................       6,853,316                  0                  0          2,271,214
  RECEIVABLES FOR DIVIDENDS AND INTEREST .................          50,120                  0                  0          1,004,581
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ......               0                  0                  0                  0
                                                           ---------------    ---------------    ---------------    ---------------
TOTAL ASSETS .............................................     185,191,515        526,612,676      1,088,575,724        591,172,717
                                                           ---------------    ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                0                  0                  0                  0
  PAYABLE FOR FUND SHARES REDEEMED .......................         263,680            945,876          1,118,579            964,355
  PAYABLE FOR INVESTMENTS PURCHASED ......................       4,989,410                  0                  0        121,738,601
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..         120,026            182,667            204,230            352,754
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................          31,203             16,878              1,691             26,706
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .................      23,082,742                  0                  0            790,601
  ACCRUED EXPENSES AND OTHER LIABILITIES .................          53,687             28,319             39,259            128,333
                                                           ---------------    ---------------    ---------------    ---------------
TOTAL LIABILITIES ........................................      28,540,748          1,173,740          1,363,759        124,001,350
                                                           ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS ......................................... $   156,650,767    $   525,438,936    $ 1,087,211,965    $   467,171,367
                                                           ===============    ===============    ===============    ===============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ........................................ $   193,796,065    $   332,508,299    $   804,901,182    $   592,666,388
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............               0           (707,241)        11,395,833            770,111
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..     (59,192,586)         8,510,987        (47,660,935)      (142,514,121)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
    ASSETS AND LIABILITIES DENOMINATED IN
    FOREIGN CURRENCIES ...................................      22,047,288        185,126,891        318,575,885         16,248,989
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ..               0                  0                  0                  0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
    SWAP AGREEMENTS, AND SHORT SALES .....................               0                  0                  0                  0
                                                           ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS ......................................... $   156,650,767    $   525,438,936    $ 1,087,211,965    $   467,171,367
                                                           ---------------    ---------------    ---------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
  SHARE (1)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ................................... $   121,258,091    $    18,742,384                N/A    $    56,108,383
  SHARES OUTSTANDING - CLASS A ...........................      10,524,634            676,737                N/A          5,061,440
  NET ASSET VALUE PER SHARE - CLASS A .................... $         11.52    $         27.70                N/A    $         11.09
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .......... $         12.22    $         29.39                N/A    $         11.77
  NET ASSETS - CLASS B ................................... $     6,389,683    $    11,699,997                N/A    $    14,795,531
  SHARES OUTSTANDING - CLASS B ...........................         816,537            455,510                N/A          1,392,832
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B . $          7.83    $         25.69                N/A    $         10.62
  NET ASSETS - CLASS C ...................................             N/A    $     1,097,347                N/A    $     1,618,347
  SHARES OUTSTANDING - CLASS C ...........................             N/A             41,240                N/A            152,619
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .             N/A    $         26.61                N/A    $         10.60
  NET ASSETS - INSTITUTIONAL CLASS ....................... $    29,002,993    $   493,899,208    $ 1,087,211,965    $   394,649,106
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............       2,129,415         17,656,430         24,046,413         35,607,911
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS .................................. $         13.62    $         27.97    $         45.21    $         11.08
  NET ASSET -SELECT CLASS ................................             N/A                N/A                N/A                N/A
  SHARES OUTSTANDING - SELECT CLASS ......................             N/A                N/A                N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT
    CLASS ................................................             N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
INVESTMENTS AT COST ...................................... $   156,185,141    $   341,428,613    $   769,357,930    $   570,225,218
                                                           ===============    ===============    ===============    ===============
FOREIGN CURRENCIES AT COST ............................... $             0    $             0    $             0    $       559,162
                                                           ===============    ===============    ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE ...................... $    22,328,677    $             0    $             0    $       777,461
                                                           ===============    ===============    ===============    ===============

                                                                 LARGE CAP          LARGE CAP      LARGE COMPANY
                                                              APPRECIATION              VALUE             GROWTH
                                                                      FUND               FUND               FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ......................... $             0    $             0    $             0
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ............      37,648,149          3,472,734      2,674,613,144
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..............               0                  0                  0
  INVESTMENTS IN OTHER AFFILIATES ........................               0                  0                  0
                                                           ---------------    ---------------    ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........      37,648,149          3,472,734      2,674,613,144
                                                           ---------------    ---------------    ---------------
  CASH ...................................................               1                  0                184
  FOREIGN CURRENCY, AT VALUE .............................               0                  0                  0
  RECEIVABLE FOR FUND SHARES ISSUED ......................          36,084                118         67,785,849
  RECEIVABLE FOR INVESTMENTS SOLD ........................               0                  0                  0
  RECEIVABLES FOR DIVIDENDS AND INTEREST .................               0                  0                  0
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ......               0             18,402                  0
                                                           ---------------    ---------------    ---------------
TOTAL ASSETS .............................................      37,684,234          3,491,254      2,742,399,177
                                                           ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                0                  0                  0
  PAYABLE FOR FUND SHARES REDEEMED .......................         179,800                  0          5,508,318
  PAYABLE FOR INVESTMENTS PURCHASED ......................               0                  0                  0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..           4,299                  0            520,589
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................           5,956              3,047            293,744
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .................               0                  0                  0
  ACCRUED EXPENSES AND OTHER LIABILITIES .................          93,758             40,793            483,894
                                                           ---------------    ---------------    ---------------
TOTAL LIABILITIES ........................................         283,813             43,840          6,806,545
                                                           ---------------    ---------------    ---------------
TOTAL NET ASSETS ......................................... $    37,400,421    $     3,447,414    $ 2,735,592,632
                                                           ===============    ===============    ===============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ........................................ $    34,541,265    $     3,342,016    $ 3,075,800,433
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............          (1,918)             4,893         (4,674,553)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..         520,687            (65,939)      (429,453,970)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
    ASSETS AND LIABILITIES DENOMINATED IN
    FOREIGN CURRENCIES ...................................       2,340,387            166,444         93,920,722
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ..               0                  0                  0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
    SWAP AGREEMENTS, AND SHORT SALES .....................               0                  0                  0
                                                           ---------------    ---------------    ---------------
TOTAL NET ASSETS ......................................... $    37,400,421    $     3,447,414    $ 2,735,592,632
                                                           ---------------    ---------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
  SHARE (1)
----------------------------------------------------------------------------------------------------------------

  NET ASSETS - CLASS A ................................... $    20,393,107    $     1,644,911    $   454,499,032
  SHARES OUTSTANDING - CLASS A ...........................       2,080,129            143,286         10,107,645
  NET ASSET VALUE PER SHARE - CLASS A .................... $          9.80    $         11.48    $         44.97
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .......... $         10.40    $         12.18    $         47.71
  NET ASSETS - CLASS B ................................... $     1,508,666    $     1,141,712    $   220,656,581
  SHARES OUTSTANDING - CLASS B ...........................         157,569            100,183          5,418,979
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B . $          9.57    $         11.40    $         40.72
  NET ASSETS - CLASS C ................................... $       668,746    $       295,025    $    31,936,960
  SHARES OUTSTANDING - CLASS C ...........................          69,817             25,872            782,852
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C . $          9.58    $         11.40    $         40.80
  NET ASSETS - INSTITUTIONAL CLASS ....................... $    14,829,902    $       365,766    $ 1,975,616,025
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............       1,502,968             31,767         46,234,661
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS .................................. $          9.87    $         11.51    $         42.73
  NET ASSET -SELECT CLASS ................................             N/A                N/A    $    52,884,034
  SHARES OUTSTANDING - SELECT CLASS ......................             N/A                N/A          1,236,923
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - SELECT
    CLASS ................................................             N/A                N/A    $         42.75
                                                           ---------------    ---------------    ---------------
INVESTMENTS AT COST ...................................... $    35,307,762    $     3,306,290    $ 2,580,692,422
                                                           ===============    ===============    ===============
FOREIGN CURRENCIES AT COST ............................... $             0    $             0    $             0
                                                           ===============    ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE ...................... $             0    $             0    $             0
                                                           ===============    ===============    ===============

WELLS FARGO STOCK FUNDS.

                       STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                   MONTGOMERY
                                                                MONTGOMERY      INSTITUTIONAL         MONTGOMERY
                                                                  EMERGING           EMERGING            MID CAP        MONTGOMERY
                                                             MARKETS FOCUS            MARKETS             GROWTH         SMALL CAP
                                                                      FUND               FUND               FUND              FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ......................... $   184,943,021    $    96,358,800    $    93,547,501   $    76,112,197
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ............               0                  0                  0                 0
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..............      16,808,012          8,402,939         27,083,548        18,756,006
  INVESTMENTS IN OTHER AFFILIATES ........................      12,833,828          6,399,262          6,277,751         1,073,009
                                                           ---------------    ---------------    ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........     214,584,861        111,161,001        126,908,800        95,941,212
                                                           ---------------    ---------------    ---------------   ---------------
  CASH ...................................................               0                  0             50,000                 0
  FOREIGN CURRENCY, AT VALUE .............................               0             47,602                  0                 0
  RECEIVABLE FOR FUND SHARES ISSUED ......................         289,426            359,216          2,501,305             9,350
  RECEIVABLE FOR INVESTMENTS SOLD ........................       4,724,461            757,471            320,582         1,274,361
  RECEIVABLES FOR DIVIDENDS AND INTEREST .................         826,010            255,124             21,985             6,404
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ......               0                  0                  0                 0
                                                           ---------------    ---------------    ---------------   ---------------
TOTAL ASSETS .............................................     220,424,758        112,580,414        129,802,672        97,231,327
                                                           ---------------    ---------------    ---------------   ---------------
LIABILITIES
  OPTION WRITTEN, AT VALUE ...............................               0                  0                  0                 0
  SECURITIES SOLD SHORT, AT VALUE ........................               0                  0                  0                 0
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                0                  0                  0                 0
  FOREIGN TAXES PAYABLE ..................................         332,563             16,444                  0                 0
  PAYABLE FOR FUND SHARES REDEEMED .......................         380,428                  0            264,755           150,000
  PAYABLE FOR INVESTMENTS PURCHASED ......................       7,013,109          2,780,544          1,360,627           805,708
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..         241,382             88,719             75,513            51,885
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................          33,961                619             26,993            16,636
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .................      16,808,012          8,402,939         27,083,548        18,756,006
  ACCRUED EXPENSES AND OTHER LIABILITIES .................         129,662             30,970             55,767            46,018
                                                           ---------------    ---------------    ---------------   ---------------
TOTAL LIABILITIES ........................................      24,939,117         11,320,235         28,867,203        19,826,253
                                                           ---------------    ---------------    ---------------   ---------------
TOTAL NET ASSETS ......................................... $   195,485,641    $   101,260,179    $   100,935,469   $    77,405,074
                                                           ===============    ===============    ===============   ===============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ........................................ $   488,886,725    $   126,183,636    $    90,474,507   $    74,178,137
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............          19,317            796,474                  0                 0
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..    (316,144,389)       (42,440,272)         3,645,334            67,669
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
    ASSETS AND LIABILITIES DENOMINATED IN
    FOREIGN CURRENCIES ...................................      22,723,988         16,720,341          6,815,628         3,159,268
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ..               0                  0                  0                 0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
    SWAP AGREEMENTS, AND SHORT SALES .....................               0                  0                  0                 0
                                                           ---------------    ---------------    ---------------   ---------------
TOTAL NET ASSETS ......................................... $   195,485,641    $   101,260,179    $   100,935,469   $    77,405,074
                                                           ===============    ===============    ===============   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
  SHARE (1)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ................................... $   139,879,619                N/A    $    93,024,211   $    43,192,413
  SHARES OUTSTANDING - CLASS A ...........................       6,782,763                N/A         15,919,487         4,047,574
  NET ASSET VALUE PER SHARE - CLASS A .................... $         20.62                N/A    $          5.84   $         10.67
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .......... $         21.88                N/A    $          6.20   $         11.32
  NET ASSETS - CLASS B ................................... $     2,780,769                N/A    $     6,877,224   $       702,458
  SHARES OUTSTANDING - CLASS B ...........................         136,695                N/A          1,211,065            66,489
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B . $         20.34                N/A    $          5.68   $         10.57
  NET ASSETS - CLASS C ................................... $     2,449,397                N/A    $     1,034,034   $       201,184
  SHARES OUTSTANDING - CLASS C ...........................         121,022                N/A            182,062            19,023
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C . $         20.24                N/A    $          5.68   $         10.58
  NET ASSETS - INSTITUTIONAL CLASS ....................... $    50,375,856                N/A                N/A   $    33,309,019
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............       2,451,628                N/A                N/A         3,114,106
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS .................................. $         20.55                N/A                N/A   $         10.70
  NET ASSET -SELECT CLASS ................................             N/A    $   101,260,179                N/A               N/A
  SHARES OUTSTANDING - SELECT CLASS ......................             N/A          1,916,828                N/A               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    SELECT CLASS .........................................             N/A    $         52.83                N/A               N/A
                                                           ---------------    ---------------    ---------------   ---------------
INVESTMENTS AT COST ...................................... $   191,832,158    $    94,431,142    $   120,093,172   $    92,781,944
                                                           ===============    ===============    ===============   ===============
FOREIGN CURRENCIES AT COST ............................... $             0    $        47,768    $             0   $             0
                                                           ===============    ===============    ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ...................... $    16,137,077    $     8,123,990    $    25,961,562   $    18,020,460
                                                           ===============    ===============    ===============   ===============
PREMIUMS RECEIVED ON WRITTEN OPTIONS ..................... $             0    $             0    $             0   $             0
                                                           ===============    ===============    ===============   ===============
COST OF SECURITIES SOLD SHORT ............................ $             0    $             0    $             0   $             0
                                                           ===============    ===============    ===============   ===============

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                      SIFE
                                                               SPECIALIZED             SMALL              SMALL             SMALL
                                                                 FINANCIAL               CAP                CAP           COMPANY
                                                                  SERVICES            GROWTH      OPPORTUNITIES            GROWTH
                                                                      FUND              FUND               FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ......................... $   484,142,597   $   131,430,179    $   505,541,262   $             0
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ............               0                 0                  0       488,021,709
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..............      57,915,468        29,292,518         76,821,911                 0
  INVESTMENTS IN OTHER AFFILIATES ........................               0           384,278         33,910,499                 0
                                                           ---------------   ---------------    ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........     542,058,065       161,106,975        616,273,672       488,021,709
                                                           ---------------   ---------------    ---------------   ---------------
  CASH ...................................................           1,193            50,000             50,000                34
  FOREIGN CURRENCY, AT VALUE .............................               0                 0                  0                 0
  RECEIVABLE FOR FUND SHARES ISSUED ......................          19,020            43,456          2,218,511           149,309
  RECEIVABLE FOR INVESTMENTS SOLD ........................      46,866,709         1,609,598          5,683,053                 0
  RECEIVABLES FOR DIVIDENDS AND INTEREST .................         766,614             8,028            168,050                 0
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ......               0                 0                  0                 0
                                                           ---------------   ---------------    ---------------   ---------------
TOTAL ASSETS .............................................     589,711,601       162,818,057        624,393,286       488,171,052
                                                           ---------------   ---------------    ---------------   ---------------
LIABILITIES
  OPTION WRITTEN, AT VALUE ...............................               0                 0                  0                 0
  SECURITIES SOLD SHORT, AT VALUE ........................               0                 0                  0                 0
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                0                 0                  0                 0
  FOREIGN TAXES PAYABLE ..................................               0                 0                  0                 0
  PAYABLE FOR FUND SHARES REDEEMED .......................         257,826           956,590          2,331,953           773,710
  PAYABLE FOR INVESTMENTS PURCHASED ......................      37,086,241         1,111,800         10,097,113                 0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..         441,586           117,791            456,414            52,550
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................         111,712            40,819             44,295            41,054
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .................      57,915,468        29,292,518         76,821,911                 0
  ACCRUED EXPENSES AND OTHER LIABILITIES .................         247,245            24,464             41,654            14,355
                                                           ---------------   ---------------    ---------------   ---------------
TOTAL LIABILITIES ........................................      96,060,078        31,543,982         89,793,340           881,669
                                                           ---------------   ---------------    ---------------   ---------------
TOTAL NET ASSETS ......................................... $   493,651,523   $   131,274,075    $   534,599,946   $   487,289,383
                                                           ===============   ===============    ===============   ===============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ........................................ $   397,707,794   $   422,592,532    $   410,767,685   $   497,114,096
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............         100,925          (201,737)                 0        (1,502,898)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..      31,926,559      (297,070,609)        69,320,097        (5,501,965)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
    ASSETS AND LIABILITIES DENOMINATED IN
    FOREIGN CURRENCIES ...................................      63,916,245         5,953,889         54,512,164        (2,819,850)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ..               0                 0                  0                 0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
    SWAP AGREEMENTS, AND SHORT SALES .....................               0                 0                  0                 0
                                                           ---------------   ---------------    ---------------   ---------------
TOTAL NET ASSETS ......................................... $   493,651,523   $   131,274,075    $   534,599,946   $   487,289,383
                                                           ---------------   ---------------    ---------------   ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
  SHARE (1)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ................................... $   481,182,286   $    60,857,564                N/A   $       832,479
  SHARES OUTSTANDING - CLASS A ...........................     125,526,595         4,119,300                N/A            31,089
  NET ASSET VALUE PER SHARE - CLASS A .................... $          3.83   $         14.77                N/A   $         26.78
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .......... $          4.06   $         15.67                N/A   $         28.41
  NET ASSETS - CLASS B ................................... $    10,611,795   $    21,845,872                N/A   $       144,171
  SHARES OUTSTANDING - CLASS B ...........................       2,780,185         1,565,749                N/A             5,408
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B . $          3.82   $         13.95                N/A   $         26.66
  NET ASSETS - CLASS C ................................... $     1,857,442   $     5,967,688                N/A   $        27,600
  SHARES OUTSTANDING - CLASS C ...........................         488,571           428,208                N/A             1,029
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C . $          3.80   $         13.94                N/A   $         26.82
  NET ASSETS - INSTITUTIONAL CLASS .......................             N/A   $    42,602,951    $   534,599,946   $   486,285,133
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............             N/A         2,810,735         15,976,832        18,121,488
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS ..................................             N/A   $         15.16    $         33.46   $         26.83
  NET ASSET -SELECT CLASS ................................             N/A               N/A                N/A               N/A
  SHARES OUTSTANDING - SELECT CLASS ......................             N/A               N/A                N/A               N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    SELECT CLASS .........................................             N/A               N/A                N/A               N/A
                                                           ---------------   ---------------    ---------------   ---------------
INVESTMENTS AT COST ...................................... $   478,141,820   $   155,153,086    $   561,761,508   $   490,841,559
                                                           ===============   ===============    ===============   ===============
FOREIGN CURRENCIES AT COST ............................... $             0   $             0    $             0   $             0
                                                           ===============   ===============    ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ...................... $    56,563,941   $    28,038,987    $    74,009,029   $             0
                                                           ===============   ===============    ===============   ===============
PREMIUMS RECEIVED ON WRITTEN OPTIONS ..................... $             0   $             0    $             0   $             0
                                                           ===============   ===============    ===============   ===============
COST OF SECURITIES SOLD SHORT ............................ $             0   $             0    $             0   $             0
                                                           ===============   ===============    ===============   ===============

                                                                     SMALL       SPECIALIZED
                                                                   COMPANY            HEALTH        SPECIALIZED
                                                                     VALUE          SCIENCES         TECHNOLOGY
                                                                      FUND              FUND               FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ......................... $             0   $    31,681,807    $   129,614,071
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ............     104,978,668                 0                  0
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..............               0         6,813,484         39,910,147
  INVESTMENTS IN OTHER AFFILIATES ........................               0         1,847,610          9,698,424
                                                           ---------------   ---------------    ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........     104,978,668        40,342,901        179,222,642
                                                           ---------------   ---------------    ---------------
  CASH ...................................................               5           150,000          1,688,060
  FOREIGN CURRENCY, AT VALUE .............................               0                 0                  0
  RECEIVABLE FOR FUND SHARES ISSUED ......................         316,868            19,839             28,720
  RECEIVABLE FOR INVESTMENTS SOLD ........................               0           559,492          1,107,612
  RECEIVABLES FOR DIVIDENDS AND INTEREST .................               0            39,278             25,077
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ......               0                 0                  0
                                                           ---------------   ---------------    ---------------
TOTAL ASSETS .............................................     105,295,541        41,111,510        182,072,111
                                                           ---------------   ---------------    ---------------
LIABILITIES
  OPTION WRITTEN, AT VALUE ...............................               0                 0             44,890
  SECURITIES SOLD SHORT, AT VALUE ........................               0                 0          1,068,552
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                0                 0                  0
  FOREIGN TAXES PAYABLE ..................................               0                 0                  0
  PAYABLE FOR FUND SHARES REDEEMED .......................          32,032           714,651            185,520
  PAYABLE FOR INVESTMENTS PURCHASED ......................               0         1,244,997          2,161,675
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..           6,693            31,743            155,287
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................          32,250            20,452             49,541
  PAYABLE FOR SECURITIES LOANED (NOTE 2) .................               0         6,813,484         39,910,147
  ACCRUED EXPENSES AND OTHER LIABILITIES .................          19,571             6,487             26,581
                                                           ---------------   ---------------    ---------------
TOTAL LIABILITIES ........................................          90,546         8,831,814         43,602,193
                                                           ---------------   ---------------    ---------------
TOTAL NET ASSETS ......................................... $   105,204,995   $    32,279,696    $   138,469,918
                                                           ===============   ===============    ===============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ........................................ $    86,518,443   $    33,097,710    $   354,611,592
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............          11,461                 0         (1,501,188)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..       8,131,737          (398,240)      (225,493,254)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF
    ASSETS AND LIABILITIES DENOMINATED IN
    FOREIGN CURRENCIES ...................................      10,543,354          (419,774)        10,577,067
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ..               0                 0                  0
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS,
    SWAP AGREEMENTS, AND SHORT SALES .....................               0                 0            275,701
                                                           ---------------   ---------------    ---------------
TOTAL NET ASSETS ......................................... $   105,204,995   $    32,279,696    $   138,469,918
                                                           ---------------   ---------------    ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER
  SHARE (1)
---------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ................................... $    31,067,581   $    12,890,995    $   104,033,469
  SHARES OUTSTANDING - CLASS A ...........................       2,273,894         1,229,208         25,181,492
  NET ASSET VALUE PER SHARE - CLASS A .................... $         13.66   $         10.49    $          4.13
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .......... $         14.49   $         11.13    $          4.38
  NET ASSETS - CLASS B ................................... $    11,571,474   $    17,140,010    $    28,647,600
  SHARES OUTSTANDING - CLASS B ...........................         864,998         1,678,883          7,150,504
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B . $         13.38   $         10.21    $          4.01
  NET ASSETS - CLASS C ................................... $     2,768,624   $     2,248,691    $     5,788,849
  SHARES OUTSTANDING - CLASS C ...........................         207,003           219,994          1,446,781
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C . $         13.37   $         10.22    $          4.00
  NET ASSETS - INSTITUTIONAL CLASS ....................... $    59,797,316               N/A                N/A
  SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............       4,353,228               N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    INSTITUTIONAL CLASS .................................. $         13.74               N/A                N/A
  NET ASSET -SELECT CLASS ................................             N/A               N/A                N/A
  SHARES OUTSTANDING - SELECT CLASS ......................             N/A               N/A                N/A
  NET ASSET VALUE AND OFFERING PRICE PER SHARE -
    SELECT CLASS .........................................             N/A               N/A                N/A
                                                           ---------------   ---------------    ---------------
INVESTMENTS AT COST ...................................... $    94,435,314   $    40,762,767    $   168,645,690
                                                           ===============   ===============    ===============
FOREIGN CURRENCIES AT COST ............................... $             0   $             0    $             0
                                                           ===============   ===============    ===============
SECURITIES ON LOAN, AT MARKET VALUE ...................... $             0   $     6,607,001    $    38,660,263
                                                           ===============   ===============    ===============
PREMIUMS RECEIVED ON WRITTEN OPTIONS ..................... $             0   $             0    $       281,531
                                                           ===============   ===============    ===============
COST OF SECURITIES SOLD SHORT ............................ $             0   $             0    $     1,107,612
                                                           ===============   ===============    ===============

WELLS FARGO STOCK FUNDS

                STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                               DIVERSIFIED       DIVERSIFIED             EQUITY            EQUITY
                                                                    EQUITY         SMALL CAP             INCOME             INDEX
                                                                      FUND              FUND               FUND              FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) .........................................   $             0   $             0    $             0   $     6,873,578
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS         22,785,247         3,400,818         29,179,793                 0
  INTEREST .............................................               839               208             11,927             6,558
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
    PORTFOLIOS .........................................             6,446             4,555                  0                 0
  INCOME FROM OTHER AFFILIATED SECURITIES ..............                 0                 0                  0            67,636
  SECURITIES LENDING INCOME ............................                 0                 0                  0            40,334
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .        (9,434,287)       (2,796,611)        (9,287,824)                0
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..         2,190,346           509,528          2,539,431                 0
                                                           ---------------   ---------------    ---------------   ---------------
TOTAL INVESTMENT INCOME ................................        15,548,591         1,118,498         22,443,327         6,988,106
                                                           ---------------   ---------------    ---------------   ---------------

EXPENSES
  ADVISORY FEES ........................................         3,541,441           982,513                  0           703,698
  ADMINISTRATION FEES
    FUND LEVEL .........................................           708,288           196,503            603,079           200,680
    CLASS A ............................................           263,370               N/A            521,126           960,303
    CLASS B ............................................           258,907               N/A            259,816           163,505
    CLASS C ............................................            30,024               N/A             34,195               N/A
    INSTITUTIONAL CLASS ................................         2,438,652           786,010          1,830,076               N/A
    SELECT CLASS .......................................               N/A               N/A                N/A               N/A
  CUSTODY FEES .........................................                 0                 0                  0            80,272
  SHAREHOLDER SERVICING FEES ...........................           493,125           393,005            727,801         1,003,401
  ACCOUNTING FEES ......................................           100,798            42,454             88,804            42,931
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ............................................           693,500               N/A            695,935           437,960
    CLASS C ............................................            80,421               N/A             91,594               N/A
  AUDIT FEES ...........................................             8,524             8,023              7,521            18,648
  LEGAL FEES ...........................................            27,563            17,934             22,151             8,967
  REGISTRATION FEES ....................................            35,317            23,503            170,947            28,693
  SHAREHOLDER REPORTS ..................................           148,693            10,200            114,723            53,712
  TRUSTEES' FEES .......................................             6,390             6,390              6,390             5,097
  OTHER FEES AND EXPENSES ..............................            71,488             9,388             62,952            15,725
                                                           ---------------   ---------------    ---------------   ---------------
TOTAL EXPENSES .........................................         8,906,501         2,475,923          5,237,110         3,723,592
                                                           ---------------   ---------------    ---------------   ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........          (714,807)          (49,441)          (280,861)         (678,884)
  NET EXPENSES .........................................         8,191,694         2,426,482          4,956,249         3,044,708
                                                           ---------------   ---------------    ---------------   ---------------
NET INVESTMENT INCOME (LOSS) ...........................         7,356,897        (1,307,984)        17,487,078         3,943,398
                                                           ---------------   ---------------    ---------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ........................................                 0                 0                  0        13,998,581
  FUTURES TRANSACTIONS .................................                 0                 0                  0         1,044,192
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
    PORTFOLIOS .........................................        93,694,431        38,447,306         80,760,341                 0
  FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS          1,622,794         1,001,270                  0                 0
  OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS
    ALLOCATED FROM MASTER PORTFOLIOS ...................                 0                 0                  0                 0
                                                           ---------------   ---------------    ---------------   ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............        95,317,225        39,448,576         80,760,341        15,042,773
                                                           ---------------   ---------------    ---------------   ---------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ........................................                 0                 0                  0        28,700,698
  FUTURES TRANSACTIONS .................................                 0                 0                  0           290,713
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
    PORTFOLIOS .........................................        67,074,151        20,152,957         90,350,904                 0
  FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
    ALLOCATED FROM MASTER PORTFOLIOS ...................           570,394           384,176                  0                 0
                                                           ---------------   ---------------    ---------------   ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS .......................................        67,644,545        20,537,133         90,350,904        28,991,411
                                                           ===============   ===============    ===============   ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .       162,961,770        59,985,709        171,111,245        44,034,184
                                                           ---------------   ---------------    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...........................................   $   170,318,667   $    58,677,725    $   188,598,323   $    47,977,582
                                                           ===============   ===============    ===============   ===============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .............   $       658,842   $         6,066    $       270,674   $             0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                         WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                   GROWTH                     INTERNATIONAL
                                                                  GROWTH           EQUITY            INDEX           EQUITY
                                                                    FUND             FUND             FUND             FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) .........................................   $   1,156,532    $           0    $           0    $   6,636,867
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS                0        6,432,081       17,808,409                0
  INTEREST .............................................             112              312              569              498
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
    PORTFOLIOS .........................................               0            2,230           13,586                0
  INCOME FROM OTHER AFFILIATED SECURITIES ..............          23,786                0                0           88,124
  SECURITIES LENDING INCOME ............................          25,770                0                0          140,456
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .               0       (4,564,258)      (1,724,357)               0
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..               0          688,342        1,421,671                0
                                                           -------------    -------------    -------------    -------------
TOTAL INVESTMENT INCOME ................................       1,206,200        2,558,707       17,519,878        6,865,945
                                                           -------------    -------------    -------------    -------------

EXPENSES
  ADVISORY FEES ........................................       1,325,773        1,346,121                0        3,616,838
  ADMINISTRATION FEES
    FUND LEVEL .........................................          88,385          269,224          511,646          182,247
    CLASS A ............................................         365,514           55,255              N/A          165,574
    CLASS B ............................................          25,367           38,294              N/A           49,384
    CLASS C ............................................             N/A            9,242              N/A            7,770
    INSTITUTIONAL CLASS ................................          74,339        1,003,475        2,046,586          569,897
    SELECT CLASS .......................................             N/A              N/A              N/A              N/A
  CUSTODY FEES .........................................          35,354                0                0          364,494
  SHAREHOLDER SERVICING FEES ...........................         349,001           91,778                0          198,864
  ACCOUNTING FEES ......................................          30,129           50,745           78,381           41,479
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ............................................          67,948          102,574              N/A          132,279
    CLASS C ............................................             N/A           24,756              N/A           20,812
  AUDIT FEES ...........................................          18,047           10,942            7,518           26,965
  LEGAL FEES ...........................................           8,967           17,938           15,505            8,969
  REGISTRATION FEES ....................................          28,791           73,050           41,512            8,546
  SHAREHOLDER REPORTS ..................................          30,168           60,370           92,078           26,154
  TRUSTEES' FEES .......................................           4,176            6,390            6,858            4,176
  OTHER FEES AND EXPENSES ..............................          24,583           28,718           32,261           10,465
                                                           -------------    -------------    -------------    -------------
TOTAL EXPENSES .........................................       2,476,542        3,188,872        2,832,345        5,434,913
                                                           -------------    -------------    -------------    -------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........        (291,684)        (177,376)        (576,797)        (525,331)
  NET EXPENSES .........................................       2,184,858        3,011,496        2,255,548        4,909,582
                                                           -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...........................        (978,658)        (452,789)      15,264,330        1,956,363
                                                           -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ........................................      18,755,944                0                0       50,948,829
  FUTURES TRANSACTIONS .................................               0                0                0                0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
    PORTFOLIOS .........................................               0       52,759,764        6,463,908                0
  FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS                0          589,067          373,611                0
  OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS
    ALLOCATED FROM MASTER PORTFOLIOS ...................               0                0                0                0
                                                           -------------    -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............      18,755,944       53,348,831        6,837,519       50,948,829
                                                           -------------    -------------    -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ........................................      (2,157,608)               0                0       (7,460,321)
  FUTURES TRANSACTIONS .................................               0                0                0                0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
    PORTFOLIOS .........................................               0        7,774,833       93,866,890                0
  FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
    ALLOCATED FROM MASTER PORTFOLIOS ...................               0          160,678          234,574                0
                                                           -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS .......................................      (2,157,608)       7,935,511       94,101,464       (7,460,321)
                                                           =============    =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .      16,598,336       61,284,342      100,938,983       43,488,508
                                                           -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...........................................   $  15,619,678    $  60,831,553    $ 116,203,313    $  45,444,871
                                                           =============    =============    =============    =============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .............   $       5,645    $     431,653    $           0    $     958,462

                                                               LARGE CAP        LARGE CAP    LARGE COMPANY
                                                            APPRECIATION            VALUE           GROWTH
                                                                    FUND             FUND             FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) .........................................   $           0    $           0    $           0
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS          267,495           33,263       16,063,901
  INTEREST .............................................              12                0            1,540
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
    PORTFOLIOS .........................................               0                0                0
  INCOME FROM OTHER AFFILIATED SECURITIES ..............               0                0                0
  SECURITIES LENDING INCOME ............................               0                0                0
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .        (180,681)         (14,605)     (20,828,991)
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..          30,800            2,464        2,406,121
                                                           -------------    -------------    -------------
TOTAL INVESTMENT INCOME ................................         117,626           21,122       (2,357,429)
                                                           -------------    -------------    -------------

EXPENSES
  ADVISORY FEES ........................................               0                0                0
  ADMINISTRATION FEES
    FUND LEVEL .........................................          11,909              928        1,361,988
    CLASS A ............................................          11,346            2,776        1,125,834
    CLASS B ............................................           4,353            1,573          697,380
    CLASS C ............................................           1,741              410          117,023
    INSTITUTIONAL CLASS ................................          35,179              311        4,041,063
    SELECT CLASS .......................................             N/A              N/A           10,504
  CUSTODY FEES .........................................               0                0                0
  SHAREHOLDER SERVICING FEES ...........................          15,572            4,248        1,732,354
  ACCOUNTING FEES ......................................          21,411           38,210          175,320
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ............................................          11,661            4,211        1,867,981
    CLASS C ............................................           4,664            1,099          313,456
  AUDIT FEES ...........................................           7,549            8,564            7,521
  LEGAL FEES ...........................................          10,388           10,341           10,341
  REGISTRATION FEES ....................................             100           93,119          180,359
  SHAREHOLDER REPORTS ..................................             100           14,126          133,548
  TRUSTEES' FEES .......................................           6,390            6,536            7,079
  OTHER FEES AND EXPENSES ..............................           2,639            3,018           59,404
                                                           -------------    -------------    -------------
TOTAL EXPENSES .........................................         145,002          189,470       11,841,155
                                                           -------------    -------------    -------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........         (25,119)        (173,498)        (674,325)
  NET EXPENSES .........................................         119,883           15,972       11,166,830
                                                           -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ...........................          (2,257)           5,150      (13,524,259)
                                                           -------------    -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ........................................               0                0                0
  FUTURES TRANSACTIONS .................................               0                0                0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
    PORTFOLIOS .........................................       1,842,329          (65,970)      (8,745,855)
  FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS                0                0                0
  OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS
    ALLOCATED FROM MASTER PORTFOLIOS ...................               0                0                0
                                                           -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..............       1,842,329          (65,970)      (8,745,855)
                                                           -------------    -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ........................................               0                0                0
  FUTURES TRANSACTIONS .................................               0                0                0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER
    PORTFOLIOS .........................................         510,488          167,829       70,319,943
  FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES
    ALLOCATED FROM MASTER PORTFOLIOS ...................               0                0                0
                                                           -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
  OF INVESTMENTS .......................................         510,488          167,829       70,319,943
                                                           =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .       2,352,817          101,859       61,574,088
                                                           -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ...........................................   $   2,350,560    $     107,009    $  48,049,829
                                                           =============    =============    =============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .............   $         256    $           0    $     273,323

WELLS FARGO STOCK FUNDS

                STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                   MONTGOMERY
                                                                MONTGOMERY      INSTITUTIONAL         MONTGOMERY
                                                                  EMERGING           EMERGING            MID CAP         MONTGOMERY
                                                             MARKETS FOCUS            MARKETS             GROWTH          SMALL CAP
                                                                      FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ........................................... $     3,477,296    $     2,508,932    $       969,106    $       235,280
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..               0                  0                  0                  0
  INTEREST ...............................................           5,828              1,817                 45                156
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
  PORTFOLIOS .............................................               0                  0                  0                  0
  INCOME FROM OTHER AFFILIATED SECURITIES ................         153,764             23,910             32,712             16,786
  SECURITIES LENDING INCOME ..............................          52,302             17,739             37,809             32,379
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...               0                  0                  0                  0
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....               0                  0                  0                  0
                                                           ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME ..................................       3,689,190          2,552,398          1,039,672            284,601
                                                           ---------------    ---------------    ---------------    ---------------

EXPENSES
  ADVISORY FEES ..........................................       2,131,995          1,059,008            756,827            825,168
  ADMINISTRATION FEES
    FUND LEVEL ...........................................          96,909             48,137             50,455             45,843
    CLASS A ..............................................         407,290                N/A            261,752            244,424
    CLASS B ..............................................           5,355                N/A             18,232              1,444
    CLASS C ..............................................           6,278                N/A              2,565                519
    INSTITUTIONAL CLASS ..................................          88,405                N/A                N/A              7,380
    SELECT CLASS .........................................             N/A             96,273                N/A                N/A
  CUSTODY FEES ...........................................         484,544            241,348             20,182             18,337
  SHAREHOLDER SERVICING FEES .............................         374,038                  0            252,276            223,678
  ACCOUNTING FEES ........................................          52,679             27,417             25,805             43,330
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ..............................................          14,344                N/A             48,836              3,868
    CLASS C ..............................................          16,816                N/A              6,870              1,391
  AUDIT FEES .............................................          19,552             21,808             13,967             17,799
  LEGAL FEES .............................................          22,586              8,969              8,969              8,969
  REGISTRATION FEES ......................................          35,806             34,489             95,520             54,794
  SHAREHOLDER REPORTS ....................................          20,055             22,059              1,442             19,050
  TRUSTEES' FEES .........................................           4,667              5,097              4,176              6,471
  OTHER FEES AND EXPENSES ................................          10,192              6,098              1,742             28,579
                                                           ---------------    ---------------    ---------------    ---------------
TOTAL EXPENSES ...........................................       3,791,511          1,570,703          1,569,616          1,551,044
                                                           ---------------    ---------------    ---------------    ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........        (211,910)          (366,249)           (70,572)          (269,751)
  NET EXPENSES ...........................................       3,579,601          1,204,454          1,499,044          1,281,293
                                                           ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) .............................         109,589          1,347,944           (459,372)          (996,692)
                                                           ---------------    ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ..........................................      22,364,001         19,513,352         20,496,573         15,982,760
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...               0                  0                  0                  0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS               0                  0                  0                  0
  OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS
    ALLOCATED FROM MASTER PORTFOLIOS .....................               0                  0                  0                  0
                                                           ---------------    ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................      22,364,001         19,513,352         20,496,573         15,982,760
                                                           ---------------    ---------------    ---------------    ---------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ..........................................      (1,822,458)           658,500         (6,512,512)        (2,732,511)
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...               0                  0                  0                  0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS               0                  0                  0                  0
                                                           ---------------    ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS ............................................      (1,822,458)           658,500         (6,512,512)        (2,732,511)
                                                           ===============    ===============    ===============    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...      20,541,543         20,171,852         13,984,061         13,250,249
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................. $    20,651,132    $    21,519,796    $    13,524,689    $    12,253,557
                                                           ===============    ===============    ===============    ===============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............... $       581,488    $       426,899    $             0    $           696

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2004

                                                         WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                      SIFE
                                                               SPECIALIZED              SMALL              SMALL              SMALL
                                                                 FINANCIAL                CAP                CAP            COMPANY
                                                                  SERVICES             GROWTH      OPPORTUNITIES             GROWTH
                                                                      FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ........................................... $    10,587,855    $       430,140    $     3,940,821    $             0
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..               0                  0                  0          1,134,544
  INTEREST ...............................................         397,328                232                563                284
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
  PORTFOLIOS .............................................               0                  0                  0                  0
  INCOME FROM OTHER AFFILIATED SECURITIES ................               0             16,481            404,725                  0
  SECURITIES LENDING INCOME ..............................          31,154             57,677            106,607                  0
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...               0                  0                  0         (4,631,643)
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....               0                  0                  0            347,489
                                                           ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME ..................................      11,016,337            504,530          4,452,716         (3,149,326)
                                                           ---------------    ---------------    ---------------    ---------------

EXPENSES
  ADVISORY FEES ..........................................       5,076,972          1,401,195          4,302,848                  0
  ADMINISTRATION FEES
    FUND LEVEL ...........................................         267,213             77,844            239,100            249,960
    CLASS A ..............................................       1,446,446            184,448                N/A                814
    CLASS B ..............................................          44,214             75,658                N/A                140
    CLASS C ..............................................           5,733             29,073                N/A                 53
    INSTITUTIONAL CLASS ..................................             N/A            104,821            956,400            999,122
    SELECT CLASS .........................................             N/A                N/A                N/A                N/A
  CUSTODY FEES ...........................................         106,885             31,138             95,640                  0
  SHAREHOLDER SERVICING FEES .............................       1,336,066            310,605            478,200            500,461
  ACCOUNTING FEES ........................................          50,515             28,927             47,311             57,574
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ..............................................         118,431            202,654                N/A                376
    CLASS C ..............................................          15,357             77,873                N/A                141
  AUDIT FEES .............................................          25,071             17,550             17,546              7,521
  LEGAL FEES .............................................          17,938             11,976             14,984             17,229
  REGISTRATION FEES ......................................          37,603             32,395             29,633             53,894
  SHAREHOLDER REPORTS ....................................          75,206             20,333             24,906             53,865
  TRUSTEES' FEES .........................................           5,594              4,176              5,527              6,390
  OTHER FEES AND EXPENSES ................................          48,956             15,345             16,412             18,251
                                                           ---------------    ---------------    ---------------    ---------------
TOTAL EXPENSES ...........................................       8,678,200          2,626,011          6,228,507          1,965,791
                                                           ---------------    ---------------    ---------------    ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........      (1,328,831)          (218,533)          (489,974)          (249,124)
  NET EXPENSES ...........................................       7,349,369          2,407,478          5,738,533          1,716,667
                                                           ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) .............................       3,666,968         (1,902,948)        (1,285,817)        (4,865,993)
                                                           ---------------    ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ..........................................      54,562,007         29,765,125         89,139,718                  0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...      (1,705,080)                 0                  0                  0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS               0                  0                  0         85,657,438
  OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS
    ALLOCATED FROM MASTER PORTFOLIOS .....................               0                  0                  0             89,625
                                                           ---------------    ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................      52,856,927         29,765,125         89,139,718         85,747,063
                                                           ---------------    ---------------    ---------------    ---------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ..........................................       2,055,520         (7,651,652)        12,126,460                  0
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...        (220,981)                 0                  0                  0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS               0                  0                  0        (28,490,050)
                                                           ---------------    ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS ............................................       1,834,539         (7,651,652)        12,126,460        (28,490,050)
                                                           ===============    ===============    ===============    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...      54,691,466         22,113,473        101,266,178         57,257,013
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................. $    58,358,434    $    20,210,525    $    99,980,361    $    52,391,020
                                                           ===============    ===============    ===============    ===============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............... $         2,217    $         1,434    $         7,173    $        15,809

                                                                     SMALL        SPECIALIZED
                                                                   COMPANY             HEALTH        SPECIALIZED
                                                                     VALUE           SCIENCES         TECHNOLOGY
                                                                      FUND               FUND               FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ........................................... $             0    $       249,669    $       227,263
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..       1,086,706                  0                  0
  INTEREST ...............................................              38                153              9,127
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER
  PORTFOLIOS .............................................               0                  0                  0
  INCOME FROM OTHER AFFILIATED SECURITIES ................               0              9,622            159,674
  SECURITIES LENDING INCOME ..............................               0              4,649             85,054
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...        (744,488)                 0                  0
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....         105,915                  0                  0
                                                           ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME ..................................         448,171            264,093            481,118
                                                           ---------------    ---------------    ---------------

EXPENSES
  ADVISORY FEES ..........................................               0            322,607          1,615,622
  ADMINISTRATION FEES
    FUND LEVEL ...........................................          40,018             16,979             76,935
    CLASS A ..............................................          54,966             37,929            320,573
    CLASS B ..............................................          28,152             50,376             91,473
    CLASS C ..............................................           6,537              6,779             18,787
    INSTITUTIONAL CLASS ..................................          96,032                N/A                N/A
    SELECT CLASS .........................................             N/A                N/A                N/A
  CUSTODY FEES ...........................................               0             23,771            107,708
  SHAREHOLDER SERVICING FEES .............................         128,065             84,897            384,672
  ACCOUNTING FEES ........................................          24,615             21,989             30,892
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ..............................................          75,407            134,936            245,016
    CLASS C ..............................................          17,511             18,158             50,322
  AUDIT FEES .............................................          17,048             13,967             15,043
  LEGAL FEES .............................................          12,925              8,969              8,967
  REGISTRATION FEES ......................................         107,172             21,122             69,516
  SHAREHOLDER REPORTS ....................................           3,967              5,587             14,867
  TRUSTEES' FEES .........................................           6,390              5,785              4,176
  OTHER FEES AND EXPENSES ................................           5,104              2,521              4,516
                                                           ---------------    ---------------    ---------------
TOTAL EXPENSES ...........................................         623,909            776,372          3,059,085
                                                           ---------------    ---------------    ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........        (130,231)           (62,960)           (70,686)
  NET EXPENSES ...........................................         493,678            713,412          2,988,399
                                                           ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) .............................         (45,507)          (449,319)        (2,507,281)
                                                           ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ..........................................               0          7,426,027         23,843,422
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...               0            (48,938)        (2,770,026)
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS       8,580,464                  0                  0
  OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS
    ALLOCATED FROM MASTER PORTFOLIOS .....................          15,240                  0                  0
                                                           ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................       8,595,704          7,377,089         21,073,396
                                                           ---------------    ---------------    ---------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION ..........................................               0         (3,837,308)       (11,367,863)
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...               0                  0            275,701
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS       5,544,381                  0                  0
                                                           ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS ............................................       5,544,381         (3,837,308)       (11,092,162)
                                                           ===============    ===============    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...      14,140,085          3,539,781          9,981,234
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................. $    14,094,578    $     3,090,462    $     7,473,953
                                                           ===============    ===============    ===============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ............... $           936    $         5,582    $        15,137

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 DIVERSIFIED EQUITY FUND
                                                           ----------------------------------
                                                                   FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .............................   $ 1,330,747,695    $ 1,164,638,682
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................         7,356,897          7,168,483
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............        95,317,225         22,318,010
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS .....................................        67,644,545        231,042,105
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................       170,318,667        260,528,598
                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A ..........................................          (578,321)          (209,237)
      CLASS B ..........................................                 0                  0
      CLASS C ..........................................            (9,113)                 0
      CLASS O ..........................................               N/A                N/A
      INSTITUTIONAL CLASS ..............................       (10,528,516)        (7,013,682)
      SELECT CLASS .....................................               N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................                 0                  0
      CLASS B ..........................................                 0                  0
      CLASS C ..........................................                 0                  0
      CLASS O ..........................................               N/A                N/A
      INSTITUTIONAL CLASS ..............................                 0                  0
      SELECT CLASS .....................................               N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................        32,613,526         18,321,626
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............           563,843            205,208
   COST OF SHARES REDEEMED - CLASS A ...................       (17,075,571)       (13,092,727)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .................        16,101,798          5,434,107
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................         8,470,633          9,387,186
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .............                 0                  0
   COST OF SHARES REDEEMED - CLASS B ...................       (29,790,073)       (19,991,943)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .................       (21,319,440)       (10,604,757)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................         2,930,554          3,393,955
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .............             8,804                  0
   COST OF SHARES REDEEMED - CLASS C ...................        (5,723,214)        (2,197,062)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .................        (2,783,856)         1,196,893
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O .................               N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O ..............               N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ....................               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAP
  SHARE TRANSACTIONS - CLASS O .........................               N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....        89,554,860        124,266,578
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .         9,771,273          6,469,293
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......      (211,716,375)      (213,958,780)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .................................      (112,390,242)       (83,222,909)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ............               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ........               N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..............               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...........................      (120,391,740)       (87,196,666)
                                                           ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ..................        38,810,977        166,109,013
                                                           ===============    ===============
ENDING NET ASSETS ......................................   $ 1,369,558,672    $ 1,330,747,695
                                                           ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS) ...............................................   $     4,834,704    $     9,111,905
                                                           ===============    ===============

(1) "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                               DIVERSIFIED SMALL CAP FUND                EQUITY INCOME FUND
                                                           ----------------------------------    ----------------------------------
                                                                   FOR THE            FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003               2004            2003(1)
                                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .............................   $   285,649,964    $   192,986,629    $ 1,179,002,933    $ 1,125,839,620
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................        (1,307,984)          (290,409)        17,487,078         19,495,371
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............        39,448,576         14,613,951         80,760,341         46,816,869
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS .....................................        20,537,133         49,198,855         90,350,904        145,690,087
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................        58,677,725         63,522,397        188,598,323        212,002,327
                                                           ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A ..........................................               N/A                N/A         (2,566,601)        (2,173,423)
      CLASS B ..........................................               N/A                N/A           (544,949)          (663,457)
      CLASS C ..........................................               N/A                N/A            (60,888)           (69,683)
      CLASS O ..........................................               N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS ..............................                 0                  0        (14,939,285)       (16,632,900)
      SELECT CLASS .....................................               N/A                N/A                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................               N/A                N/A         (7,361,116)       (10,502,226)
      CLASS B ..........................................               N/A                N/A         (4,069,787)        (7,352,730)
      CLASS C ..........................................               N/A                N/A           (473,510)          (625,145)
      CLASS O ..........................................               N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS ..............................        (2,149,514)        (1,852,831)       (39,639,161)       (73,205,481)
      SELECT CLASS .....................................               N/A                N/A                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................               N/A                N/A         50,304,418         47,218,312
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............               N/A                N/A          9,424,243         11,827,300
   COST OF SHARES REDEEMED - CLASS A ...................               N/A                N/A        (52,183,846)       (32,400,307)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .................               N/A                N/A          7,544,815         26,645,305
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................               N/A                N/A          6,219,524         30,058,852
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .............               N/A                N/A          4,441,413          7,681,692
   COST OF SHARES REDEEMED - CLASS B ...................               N/A                N/A        (39,000,992)       (37,198,248)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .................               N/A                N/A        (28,340,055)           542,296
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................               N/A                N/A          3,016,093          4,253,249
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .............               N/A                N/A            511,729            657,788
   COST OF SHARES REDEEMED - CLASS C ...................               N/A                N/A         (6,251,133)        (2,330,249)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .................               N/A                N/A         (2,723,311)         2,580,788
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O .................               N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O ..............               N/A                N/A                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ....................               N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAP
  SHARE TRANSACTIONS - CLASS O .........................               N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....       165,066,978         76,987,872         88,345,659        166,189,701
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .         1,848,585          1,600,367         28,204,721         50,698,858
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......       (68,013,768)       (47,594,470)      (261,251,947)      (294,270,917)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .................................        98,901,795         30,993,769       (144,701,567)       (77,382,358)
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ............               N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ........               N/A                N/A                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..............               N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............               N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...........................        98,901,795         30,993,769       (168,220,118)       (47,613,969)
                                                           ===============    ===============    ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ..................       155,430,006         92,663,335        (49,277,092)        53,163,313
                                                           ===============    ===============    ===============    ===============
ENDING NET ASSETS ......................................   $   441,079,970    $   285,649,964    $ 1,129,725,841    $ 1,179,002,993
                                                           ===============    ===============    ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS) ...............................................   $      (333,014)   $       (42,734)   $      (127,479)   $       788,575
                                                           ===============    ===============    ===============    ===============

                                                                   EQUITY INDEX FUND
                                                          -----------------------------------
                                                                   FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003
                                                          -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .............................   $   370,479,206    $   322,511,386
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................         3,943,398          3,584,092
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............        15,042,773         10,421,006
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS .....................................        28,991,411         58,577,571
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................        47,977,582         72,582,669
                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A ..........................................        (3,594,201)        (3,707,511)
      CLASS B ..........................................          (238,636)          (157,638)
      CLASS C ..........................................               N/A                N/A
      CLASS O ..........................................               N/A               (631)
      INSTITUTIONAL CLASS ..............................               N/A                N/A
      SELECT CLASS .....................................               N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................        (9,179,216)       (12,124,471)
      CLASS B ..........................................        (1,662,278)        (2,231,497)
      CLASS C ..........................................               N/A                N/A
      CLASS O ..........................................               N/A             (8,619)
      INSTITUTIONAL CLASS ..............................               N/A                N/A
      SELECT CLASS .....................................               N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................        30,654,791         14,090,850
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............        12,579,788         15,645,186
   COST OF SHARES REDEEMED - CLASS A ...................       (43,188,440)       (34,209,136)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A .................            46,139         (4,473,100)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................         5,708,041          8,096,101
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .............         1,799,806          2,283,388
   COST OF SHARES REDEEMED - CLASS B ...................       (18,549,779)       (12,037,100)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .................       (11,041,932)        (1,657,611)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .............               N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ...................               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .................               N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O .................               N/A                127
   REINVESTMENT OF DISTRIBUTION - CLASS O ..............               N/A              8,636
   COST OF SHARES REDEEMED -CLASS O ....................               N/A           (262,534)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAP
  SHARE TRANSACTIONS - CLASS O .........................               N/A           (253,771)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .               N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .................................               N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ............               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ........               N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..............               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...........................       (10,995,793)        (6,384,482)
                                                           ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ..................        22,307,458         47,967,820
                                                           ===============    ===============
ENDING NET ASSETS ......................................   $   392,786,664    $   370,479,206
                                                           ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME
  (LOSS) ...............................................   $     2,670,768    $     2,606,985
                                                           ===============    ===============

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       GROWTH FUND
                                                           ----------------------------------
                                                                   FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .............................   $   182,181,653    $   208,625,141
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................          (978,658)          (943,534)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............        18,755,944         (1,059,936)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS .....................................        (2,157,608)        25,606,291
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................        15,619,678         23,602,821
                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A ..........................................                 0                  0
      CLASS B ..........................................                 0                  0
      CLASS C ..........................................               N/A                N/A
      CLASS O ..........................................               N/A                N/A
      INSTITUTIONAL CLASS ..............................                 0                  0
      SELECT CLASS .....................................               N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................                 0                  0
      CLASS B ..........................................                 0                  0
      CLASS C ..........................................               N/A                N/A
      CLASS O ..........................................               N/A                N/A
      INSTITUTIONAL CLASS ..............................                 0                  0
      SELECT CLASS .....................................               N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................        13,509,271         15,673,836
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............                 0                  0
   COST OF SHARES REDEEMED - CLASS A ...................       (28,111,949)       (26,484,577)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ................       (14,602,678)       (10,810,741)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................           525,505            852,259
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .............                 0                  0
   COST OF SHARES REDEEMED - CLASS B ...................        (6,823,250)       (10,790,321)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .................        (6,297,745)        (9,938,062)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .............               N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ...................               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .................               N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O .................               N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O ..............               N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ....................               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAP
  SHARE TRANSACTIONS - CLASS O .........................               N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....         4,768,365          9,415,878
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .                 0                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......       (25,018,506)       (38,713,384)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .................................       (20,250,141)       (29,297,506)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ............               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ........               N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..............               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...........................       (41,150,564)       (50,046,309)
                                                           ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ..................       (25,530,886)       (26,443,488)
                                                           ===============    ===============
ENDING NET ASSETS ......................................   $   156,650,767    $   182,181,653
                                                           ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ........................................   $             0    $             0
                                                           ===============    ===============

(1) "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                   GROWTH EQUITY FUND                         INDEX FUND
                                                           ----------------------------------    ----------------------------------
                                                                   FOR THE            FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003               2004            2003(1)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .............................   $   483,415,617    $   390,546,114    $   839,581,398    $   596,168,161
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................          (452,789)          (727,260)        15,264,330         11,391,816
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............        53,348,831        (18,766,054)         6,837,519         (8,099,949)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS .....................................         7,935,511        120,329,563         94,101,464        147,069,297
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................        60,831,553        100,836,249        116,203,313        150,361,164
                                                           ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A ..........................................                 0                  0                N/A                N/A
      CLASS B ..........................................                 0                  0                N/A                N/A
      CLASS C ..........................................                 0                  0                N/A                N/A
      CLASS O ..........................................               N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS ..............................                 0           (156,548)       (12,191,997)       (10,498,671)
      SELECT CLASS .....................................               N/A                N/A                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................                 0                  0                N/A                N/A
      CLASS B ..........................................                 0                  0                N/A                N/A
      CLASS C ..........................................                 0                  0                N/A                N/A
      CLASS O ..........................................               N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS ..............................                 0                  0                  0                  0
      SELECT CLASS .....................................               N/A                N/A                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................         8,155,721          5,156,641                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............                 0                  0                N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ...................        (6,829,491)        (3,645,373)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ................         1,326,230          1,511,268                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................         1,403,248          1,570,514                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .............                 0                  0                N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ...................        (5,785,750)        (3,998,298)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .................        (4,382,502)        (2,427,784)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................         1,057,856          1,175,743                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .............                 0                  0                N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ...................        (3,213,537)          (425,663)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .................        (2,155,681)           750,080                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O .................               N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O ..............               N/A                N/A                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ....................               N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAP
  SHARE TRANSACTIONS - CLASS O .........................               N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....        47,653,149         38,383,876        363,731,981        251,834,330
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .                 0            154,256         10,206,039          8,555,382
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......       (61,249,430)       (46,181,894)      (230,318,769)      (156,838,968)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .................................       (13,596,281)        (7,643,762)       143,619,251        103,550,744
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ............               N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ........               N/A                N/A                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..............               N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............               N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...........................       (18,808,234)        (7,810,198)       143,619,251        103,550,744
                                                           ===============    ===============    ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ..................        42,023,319         92,869,503        247,630,567        243,413,237
                                                           ===============    ===============    ===============    ===============
ENDING NET ASSETS ......................................   $   525,438,936    $   483,415,617    $ 1,087,211,965    $   839,581,398
                                                           ===============    ===============    ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ........................................   $      (707,241)   $      (771,278)   $    11,395,833    $     8,392,316
                                                           ===============    ===============    ===============    ===============

                                                               INTERNATIONAL EQUITY FUND
                                                           ----------------------------------
                                                                   FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004            2003(1)
                                                           ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS .............................   $   341,539,379    $   426,459,648
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ........................         1,956,363          2,830,498
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .............        50,948,829        (87,859,034)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS .....................................        (7,460,321)       157,842,579
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ......................................        45,444,871         72,814,043
                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A ..........................................          (343,354)                 0
      CLASS B ..........................................                 0                  0
      CLASS C ..........................................                 0                  0
      CLASS O ..........................................               N/A                N/A
      INSTITUTIONAL CLASS ..............................        (2,172,125)          (543,245)
      SELECT CLASS .....................................               N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..........................................                 0                  0
      CLASS B ..........................................                 0                  0
      CLASS C ..........................................                 0                  0
      CLASS O ..........................................               N/A                N/A
      INSTITUTIONAL CLASS ..............................                 0                N/A
      SELECT CLASS .....................................               N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A .................        34,019,095        431,371,281
   REINVESTMENT OF DISTRIBUTIONS - CLASS A .............           308,442                  0
   COST OF SHARES REDEEMED - CLASS A ...................       (37,815,062)      (409,857,717)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ................        (3,487,525)        21,513,564
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B .................         1,672,912          1,354,116
   REINVESTMENT OF DISTRIBUTIONS - CLASS B .............                 0                  0
   COST OF SHARES REDEEMED - CLASS B ...................        (9,380,119)       (14,273,970)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B .................        (7,707,207)       (12,919,854)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C .................         2,315,404          3,225,158
   REINVESTMENT OF DISTRIBUTIONS - CLASS C .............                 0                  0
   COST OF SHARES REDEEMED - CLASS C ...................        (3,532,703)        (3,232,342)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C .................        (1,217,299)            (7,184)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O .................               N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O ..............               N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ....................               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAP
  SHARE TRANSACTIONS - CLASS O .........................               N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .....       183,796,592        212,524,545
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .         1,217,270            404,002
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .......       (89,899,235)      (378,706,140)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .................................        95,114,627       (165,777,593)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ............               N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS ........               N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS ..............               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ............               N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ...........................        82,702,596       (157,191,067)
                                                           ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS ..................       125,631,988        (84,920,269)
                                                           ===============    ===============
ENDING NET ASSETS ......................................   $   467,171,367    $   341,539,379
                                                           ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) ........................................   $       770,111    $     1,902,376
                                                           ===============    ===============

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             LARGE CAP APPRECIATION FUND
                                                           ----------------------------------
                                                                   FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ............................    $    19,886,345    $     6,293,231
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................             (2,257)            (9,964)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............          1,842,329           (185,419)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................            510,488          2,532,596
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..........................................          2,350,560          2,337,213
                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................                  0                  0
      CLASS B .........................................                  0                  0
      CLASS C .........................................                  0                  0
      CLASS O .........................................                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0
      SELECT CLASS ....................................                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................                  0                  0
      CLASS B .........................................                  0                  0
      CLASS C .........................................                  0                  0
      CLASS O .........................................                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0
      SELECT CLASS ....................................                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................         46,131,464            417,269
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                  0                  0
   COST OF SHARES REDEEMED - CLASS A ..................        (27,267,749)          (445,297)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ................         18,863,715            (28,028)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................            331,706            377,835
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                  0                  0
   COST OF SHARES REDEEMED - CLASS B ..................           (402,549)          (170,530)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ................            (70,843)           207,305
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................            200,948            334,626
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............                  0                  0
   COST OF SHARES REDEEMED - CLASS C ..................            (75,202)           (84,619)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ................            125,746            250,007
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - CLASS O ....................                N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....          5,063,404         12,957,469
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                   0                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......         (8,818,506)        (2,130,852)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ....         (3,755,102)        10,826,617
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...........                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................         15,163,516         11,255,901
                                                           ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS .................         17,514,076         13,593,114
                                                           ===============    ===============
ENDING NET ASSETS .....................................    $    37,400,421    $    19,886,345
                                                           ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $        (1,918)   $        (7,542)
                                                           ===============    ===============

(1) "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

(2) FUND COMMENCED OPERATIONS ON AUGUST 29, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                 LARGE CAP VALUE FUND                LARGE COMPANY GROWTH FUND
                                                           ----------------------------------    ----------------------------------
                                                                   FOR THE            FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED       PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004            2003(2)               2004            2003(1)
                                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ............................    $       135,376    $             0    $ 2,413,164,172    $ 1,425,983,217
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................              5,150                (34)       (13,524,259)       (11,532,624)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............            (65,970)                31         (8,745,855)       (77,457,976)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................            167,829             (1,385)        70,319,943        525,116,828
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..........................................            107,009             (1,388)        48,049,829        436,126,228
                                                           ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................               (215)                 0                  0                  0
      CLASS B .........................................                  0                  0                  0                  0
      CLASS C .........................................                  0                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                 (8)                 0                  0                  0
      SELECT CLASS ....................................                N/A                N/A                  0                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................                  0                  0                  0                  0
      CLASS B .........................................                  0                  0                  0                  0
      CLASS C .........................................                  0                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0                  0                  0
      SELECT CLASS ....................................                N/A                N/A                  0                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................          1,700,518             76,718        226,871,741        243,079,558
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                212                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS A ..................           (188,030)                 0       (143,572,856)       (64,272,475)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ................          1,512,700             76,718         83,298,885        178,807,083
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................          1,176,569             37,938         15,638,671         18,306,479
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                N/A                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS B ..................           (105,393)                 0        (46,690,878)       (43,988,726)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ................          1,071,176             37,938        (31,052,207)       (25,682,247)
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................            346,565             12,108          8,428,654         13,962,547
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............                  0                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS C ..................            (70,027)                 0        (17,578,056)        (8,275,533)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ................            276,538             12,108         (9,149,402)         5,687,014
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - CLASS O ....................                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....            377,495             10,000        724,672,537        662,808,043
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                   8                  0             10,259                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......            (32,665)                 0       (548,030,082)      (270,565,166)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ....            344,838             10,000        176,652,714        392,242,877
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A         56,224,521                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A                  0                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A         (1,595,880)               N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...........                N/A                N/A         54,628,641                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................          3,205,252            136,764        274,378,631        551,054,727
                                                           ===============    ===============    ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS .................          3,312,038            135,376        322,428,460        987,180,955
                                                           ===============    ===============    ===============    ===============
ENDING NET ASSETS .....................................    $     3,447,414    $       135,376    $ 2,735,592,632    $ 2,413,164,172
                                                           ===============    ===============    ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $         4,893    $           (34)   $    (4,674,553)   $    (5,576,791)
                                                           ===============    ===============    ===============    ===============

                                                                MONTGOMERY EMERGING MARKETS FOCUS FUND
                                                           -----------------------------------------------------
                                                                   FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,           JUNE 30,
                                                                      2004               2003            2003(1)
                                                           -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ............................    $   147,923,625    $   131,382,015    $    23,020,221
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................            109,589            171,846            400,981
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         22,364,001          8,990,215          2,372,375
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................         (1,822,458)        11,939,592          1,403,172
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..........................................         20,651,132         21,101,653          4,176,528
                                                           ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .........................................                  0                  0                 (4)
      CLASS B .........................................                  0                  0                 (2)
      CLASS C .........................................                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0           (159,387)
      SELECT CLASS ....................................                N/A                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................                  0                  0                  0
      CLASS B .........................................                  0                  0                  0
      CLASS C .........................................                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0                  0
      SELECT CLASS ....................................                N/A                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................         42,622,949          2,205,813        111,337,738
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS A ..................        (38,155,402)        (6,700,473)        (8,683,100)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ................          4,467,547         (4,494,660)       102,654,638
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................          3,225,548            247,511             16,131
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS B ..................           (638,967)                 0                (12)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ................          2,586,581            247,511             16,119
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................          3,089,595            435,667             58,416
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS C ..................         (1,114,195)              (750)           (11,855)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ................          1,975,400            434,917             46,561
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - CLASS O ....................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....         40,096,075          2,625,473          7,979,792
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                   0                  0                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......        (22,214,719)        (3,373,284)        (6,352,451)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ....         17,881,356           (747,811)         1,627,341
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...........                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................         26,910,884         (4,560,043)       104,344,659
                                                           ===============    ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS .................         47,562,016         16,541,610        108,361,794
                                                           ===============    ===============    ===============
ENDING NET ASSETS .....................................    $   195,485,641    $   147,923,625    $   131,382,015
                                                           ===============    ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $        19,317    $       (32,061)   $      (105,232)
                                                           ===============    ===============    ===============

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND
                                                           -----------------------------------------------------
                                                                   FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,           JUNE 30,
                                                                      2004               2003               2003
                                                           -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................    $    82,432,357    $    73,127,353    $    66,510,546
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................          1,347,944            132,532          1,077,240
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         19,513,352          3,691,671         (1,557,578)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................            658,500          6,808,921          5,729,564
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..........................................         21,519,796         10,633,124          5,249,226
                                                           ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A .........................................                N/A                N/A                N/A
      CLASS B .........................................                N/A                N/A                N/A
      CLASS C .........................................                N/A                N/A                N/A
      CLASS O .........................................                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                N/A                N/A                N/A
      SELECT CLASS ....................................         (1,191,535)                 0           (238,482)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................                N/A                N/A                N/A
      CLASS B .........................................                N/A                N/A                N/A
      CLASS C .........................................                N/A                N/A                N/A
      CLASS O .........................................                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                N/A                N/A                N/A
      SELECT CLASS ....................................                  0                  0                  0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ..................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   CLASS A ............................................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ..................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   CLASS B ............................................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............                N/A                N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ..................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   CLASS C ............................................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - O ..........................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                 N/A                N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ................................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........          4,739,711            848,980          3,577,667
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......          1,096,518                  0                  0
   COST OF SHARES REEDEMED - SELECT CLASS .............         (7,336,668)        (2,177,100)        (1,971,604)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   SELECT CLASS .......................................         (1,500,439)        (1,328,120)         1,606,063
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................         (1,500,439)        (1,328,120)         1,606,063
                                                           ===============    ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS .................         18,827,822          9,305,004          6,616,807
                                                           ===============    ===============    ===============
ENDING NET ASSETS .....................................    $   101,260,179    $    82,432,357    $    73,127,353
                                                           ===============    ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $       796,474    $       955,020    $       913,778
                                                           ===============    ===============    ===============

(1) "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                         MONTGOMERY MID CAP GROWTH FUND
                                                           -----------------------------------------------------
                                                                   FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,           JUNE 30,
                                                                      2004               2003            2003(1)
                                                           -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................    $    93,802,876    $    90,411,433    $    98,525,841
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................           (459,372)          (252,016)          (502,366)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         20,496,573          7,176,386        (10,413,820)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................         (6,512,512)          (993,046)         7,883,671
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..........................................         13,524,689          5,931,324         (3,032,515)
                                                           ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A .........................................                  0                  0                  0
      CLASS B .........................................                  0                  0                  0
      CLASS C .........................................                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                N/A                N/A                N/A
      SELECT CLASS ....................................                N/A                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................                  0                  0                  0
      CLASS B .........................................                  0                  0                  0
      CLASS C .........................................                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                N/A                N/A                N/A
      SELECT CLASS ....................................                N/A                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................          9,114,792            827,365          6,259,254
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS A ..................        (16,773,631)        (4,383,569)       (17,119,812)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   CLASS A ............................................         (7,658,839)        (3,556,204)       (10,860,558)
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................          2,459,175          1,167,948          5,283,759
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS B ..................         (1,522,399)          (281,519)           (60,239)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   CLASS B ............................................            936,776            886,429          5,223,520
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................            601,492            176,518            555,231
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS C ..................           (271,525)           (46,624)               (86)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   CLASS C ............................................            329,967            129,894            555,145
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - O ..........................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                 N/A                N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ................................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   SELECT CLASS .......................................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................         (6,392,096)                 0         (5,081,893)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS .................          7,132,593          3,391,443         (8,114,408)
                                                           ===============    ===============    ===============
ENDING NET ASSETS .....................................    $   100,935,469    $    93,802,876    $    90,411,433
                                                           ===============    ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $             0    $             0    $       248,102
                                                           ===============    ===============    ===============

                                                                         MONTGOMERY SMALL CAP FUND
                                                           -----------------------------------------------------
                                                                   FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED       PERIOD ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,           JUNE 30,
                                                                      2004               2003               2003
                                                           -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................    $    83,683,988    $    52,946,780    $    47,685,163
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................           (996,692)          (162,196)          (437,920)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         15,982,760          5,636,689         (3,135,877)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................         (2,732,511)        (2,853,645)         6,109,905
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..........................................         12,253,557          2,620,848          2,536,108
                                                           ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A .........................................                  0                  0                  0
      CLASS B .........................................                  0                  0                  0
      CLASS C .........................................                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0                  0
      SELECT CLASS ....................................                N/A                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................                  0                  0                  0
      CLASS B .........................................                  0                  0                  0
      CLASS C .........................................                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0                  0
      SELECT CLASS ....................................                N/A                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................         16,727,066         28,950,725         10,007,064
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS A ..................        (68,651,262)        (1,299,560)        (7,337,133)
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   CLASS A ............................................        (51,924,196)        27,651,165          2,669,931
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................            610,998             90,070             30,400
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS B ..................            (23,149)            (8,044)                 0
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   CLASS B ............................................            587,849             82,026             30,400
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................            236,688             73,169             11,308
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS C ..................           (127,737)                 0                  0
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   CLASS C ............................................            108,951             73,169             11,308
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - O ..........................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....         33,083,387            310,000             13,870
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                   0                  0                  0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......           (388,462)                 0                  0
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ................................         32,694,925            310,000             13,870
                                                           ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   SELECT CLASS .......................................                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................        (18,532,471)        28,116,360          2,725,509
                                                           ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS .................         (6,278,914)        30,737,208          5,261,617
                                                           ===============    ===============    ===============
ENDING NET ASSETS .....................................    $    77,405,074    $    83,683,988    $    52,946,780
                                                           ===============    ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $             0    $             0    $             0
                                                           ===============    ===============    ===============

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    SIFE SPECIALIZED
                                                                FINANCIAL SERVICES FUND
                                                           ----------------------------------
                                                                   FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003
---------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ............................    $   534,868,373    $   532,392,626
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................          3,666,968          4,065,102
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         52,856,927         94,884,755
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...................................          1,834,539        (22,824,026)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................         58,358,434         76,125,831
                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A .........................................         (3,565,380)        (5,448,631)
      CLASS B .........................................                  0           (116,361)
      CLASS C .........................................               (663)           (10,154)
      CLASS O .........................................                N/A                N/A
      INSTITUTIONAL CLASS .............................                N/A                N/A
      SELECT CLASS ....................................                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................        (97,627,103)                 0
      CLASS B .........................................         (3,561,855)                 0
      CLASS C .........................................           (390,033)                 0
      CLASS O .........................................                N/A                N/A
      INSTITUTIONAL CLASS .............................                N/A                N/A
      SELECT CLASS ....................................                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................         30,592,379         15,454,953
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............         88,714,507          4,897,868
   COST OF SHARES REDEEMED - CLASS A ..................       (105,433,261)       (85,012,947)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ................         13,873,625        (64,660,126)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................            940,133          1,537,842
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............          3,261,292            108,554
   COST OF SHARES REDEEMED - CLASS B ..................        (12,622,515)        (4,965,932)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ................         (8,421,090)        (3,319,536)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................            291,874            340,369
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............            328,271              8,595
   COST OF SHARES REDEEMED - CLASS C ..................           (502,930)          (444,240)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ................            117,215            (95,276)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - O ..........................                N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ................................                N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...........                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................          5,569,750        (68,074,938)
                                                           ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS .................        (41,216,850)         2,475,747
                                                           ===============    ===============
ENDING NET ASSETS .....................................    $   493,651,523    $   534,868,373
                                                           ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $       100,925    $             0
                                                           ===============    ===============

(1) "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                 SMALL CAP GROWTH FUND              SMALL CAP OPPORTUNITIES FUND
                                                           ----------------------------------    ----------------------------------
                                                                   FOR THE            FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED       PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003               2004               2003
                                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ............................    $   147,490,363    $   178,323,663    $   381,786,103    $   294,880,174
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         (1,902,948)        (1,898,756)        (1,285,817)        (1,803,596)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         29,765,125          3,138,533         89,139,718          7,563,082
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...................................         (7,651,652)        46,413,812         12,126,460         73,294,042
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................         20,210,525         47,653,589         99,980,361         79,053,528
                                                           ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A .........................................                  0                  0                N/A                N/A
      CLASS B .........................................                  0                  0                N/A                N/A
      CLASS C .........................................                  0                  0                N/A                N/A
      CLASS O .........................................                N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0                  0        (17,033,555)
      SELECT CLASS ....................................                N/A                N/A                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................                  0                  0                N/A                N/A
      CLASS B .........................................                  0                  0                N/A                N/A
      CLASS C .........................................                  0                  0                N/A                N/A
      CLASS O .........................................                N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0        (13,757,861)                 0
      SELECT CLASS ....................................                N/A                N/A                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................         25,750,738         22,972,709                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                  0                  0                N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ..................        (28,001,887)       (63,604,124)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ................         (2,251,149)       (40,631,415)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................          1,919,024          1,912,034                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                  0                  0                N/A                N/A
   COST OF SHARES REDEEMED - CLASS B ..................        (11,865,975)       (10,041,967)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ................         (9,946,951)        (8,129,933)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................          4,263,583          1,957,567                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............                  0                  0                N/A                N/A
   COST OF SHARES REDEEMED - CLASS C ..................         (8,817,354)        (2,752,409)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ................         (4,553,771)          (794,842)               N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - O ..........................                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....         16,693,159         15,604,131        147,842,686         68,547,285
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                   0                  0         12,814,552         15,543,519
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......        (36,368,101)       (44,534,830)       (94,065,895)       (59,204,848)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ................................        (19,674,942)       (28,930,699)        66,591,343         24,885,956
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...........                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................        (36,426,813)       (78,486,889)        66,591,343         24,885,956
                                                           ===============    ===============    ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS .................        (16,216,288)       (30,833,300)       152,813,843         86,905,929
                                                           ===============    ===============    ===============    ===============
ENDING NET ASSETS .....................................    $   131,274,075    $   147,490,363    $   534,599,946    $   381,786,103
                                                           ===============    ===============    ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $      (201,737)   $             0    $             0    $             0
                                                           ===============    ===============    ===============    ===============

                                                                SMALL COMPANY GROWTH FUND
                                                           ----------------------------------
                                                                   FOR THE            FOR THE
                                                                YEAR ENDED       PERIOD ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003
                                                           ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ............................    $   432,327,842    $   329,964,033
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................         (4,865,993)        (2,285,499)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............         85,747,063         35,804,510
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS ...................................        (28,490,050)        81,571,912
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................         52,391,020        115,090,923
                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A .........................................                  0                N/A
      CLASS B .........................................                  0                N/A
      CLASS C .........................................                  0                N/A
      CLASS O .........................................                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0
      SELECT CLASS ....................................                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................                  0                N/A
      CLASS B .........................................                  0                N/A
      CLASS C .........................................                  0                N/A
      CLASS O .........................................                N/A                N/A
      INSTITUTIONAL CLASS .............................                  0                  0
      SELECT CLASS ....................................                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................          1,126,380                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                  0                N/A
   COST OF SHARES REDEEMED - CLASS A ..................           (267,825)               N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ................            858,555                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................            164,284                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                  0                N/A
   COST OF SHARES REDEEMED - CLASS B ..................            (16,000)               N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ................            148,284                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................             62,000                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............                  0                N/A
   COST OF SHARES REDEEMED - CLASS C ..................            (33,345)               N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ................             28,655                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - O ..........................                N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....         94,460,412         51,811,906
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                   0                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......        (92,925,385)       (64,539,020)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ................................          1,535,027        (12,727,114)
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...........                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................          2,570,521        (12,727,114)
                                                           ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS .................         54,961,541        102,363,809
                                                           ===============    ===============
ENDING NET ASSETS .....................................    $   487,289,383    $   432,327,842
                                                           ===============    ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $    (1,502,898)   $      (467,553)
                                                           ===============    ===============

WELLS FARGO STOCK FUNDS                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               SMALL COMPANY VALUE FUND
                                                           ----------------------------------
                                                                   FOR THE            FOR THE
                                                                YEAR ENDED       PERIOD ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003
                                                           ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ............................    $    51,381,646    $    14,660,609
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................            (45,507)             3,861
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............          8,595,704          3,042,759
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................          5,544,381          7,856,591
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................         14,094,578         10,903,211
                                                           ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A .........................................                  0                  0
      CLASS B .........................................                  0                  0
      CLASS C .........................................                  0                  0
      CLASS O .........................................                N/A                N/A
      INSTITUTIONAL CLASS .............................             (6,676)                 0
      SELECT CLASS ....................................                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................           (489,154)            (2,715)
      CLASS B .........................................           (345,335)            (2,807)
      CLASS C .........................................            (72,713)               (95)
      CLASS O .........................................                N/A                N/A
      INSTITUTIONAL CLASS .............................         (1,538,455)            (6,171)
      SELECT CLASS ....................................                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................         27,195,204          6,131,380
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............            480,131              2,605
   COST OF SHARES REDEEMED - CLASS A ..................         (8,040,236)        (3,521,501)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ................         19,635,099          2,612,484
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................          4,817,935          2,300,337
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............            338,265              2,750
   COST OF SHARES REDEEMED - CLASS B ..................         (2,560,385)        (1,375,516)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ................          2,595,815            927,571
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................          1,781,257          1,272,391
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............             71,379                 94
   COST OF SHARES REDEEMED - CLASS C ..................           (906,284)           (55,339)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ................            946,352          1,217,146
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - O ..........................                N/A                N/A
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....         37,177,934         29,648,066
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS           1,464,701              5,734
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......        (19,638,797)        (8,581,387)
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ................................         19,003,838         21,072,413
                                                           ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...........                N/A                N/A
                                                           ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................         42,181,104         25,829,614
                                                           ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS .................         53,823,349         36,721,037
                                                           ===============    ===============
ENDING NET ASSETS .....................................    $   105,204,995    $    51,381,646
                                                           ===============    ===============
ENDING BALANCE UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $        11,461    $        (4,851)
                                                           ===============    ===============

(1) "PROCEEDS FROM SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                      WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                            SPECIALIZED HEALTH SCIENCES FUND         SPECIALIZED TECHNOLOGY FUND
                                                           ----------------------------------    ----------------------------------
                                                                   FOR THE            FOR THE            FOR THE            FOR THE
                                                                YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                             SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                      2004               2003               2004            2003(1)
                                                           ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      BEGINNING NET ASSETS ............................    $    32,278,535    $    29,843,974    $   149,563,405    $    38,803,179
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................           (449,319)          (443,025)        (2,507,281)        (1,271,691)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............          7,377,089           (685,058)        21,073,396         21,685,900
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ....................................         (3,837,308)         6,718,432        (11,092,162)        21,079,283
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS .....................................          3,090,462          5,590,349          7,473,953         41,493,492
                                                           ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:-
   NET INVESTMENT INCOME
      CLASS A .........................................                  0                  0                  0                  0
      CLASS B .........................................                  0                  0                  0                  0
      CLASS C .........................................                  0                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                N/A                N/A                N/A                N/A
      SELECT CLASS ....................................                N/A                N/A                N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .........................................                  0                  0                  0                  0
      CLASS B .........................................                  0                  0                  0                  0
      CLASS C .........................................                  0                  0                  0                  0
      CLASS O .........................................                N/A                N/A                N/A                N/A
      INSTITUTIONAL CLASS .............................                N/A                N/A                N/A                N/A
      SELECT CLASS ....................................                N/A                N/A                N/A                N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ................          2,726,838          1,964,692         21,842,996         89,617,750
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ............                  0                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS A ..................         (3,904,415)        (3,645,501)       (34,249,853)       (16,580,186)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS A ................         (1,177,577)        (1,680,809)       (12,406,857)        73,037,564
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ................          1,219,265          1,497,164          1,711,178          1,691,007
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ............                  0                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS B ..................         (2,834,555)        (2,868,666)        (6,236,082)        (5,166,557)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS B ................         (1,615,290)        (1,371,502)        (4,524,904)        (3,475,550)
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ................            269,583            434,594            748,996            932,129
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ............                  0                  0                  0                  0
   COST OF SHARES REDEEMED - CLASS C ..................           (566,017)          (538,071)        (2,384,675)        (1,227,409)
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - CLASS C ................           (296,434)          (103,477)        (1,635,679)          (295,280)
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - CLASS O ................                N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTION - CLASS O .............                N/A                N/A                N/A                N/A
   COST OF SHARES REDEEMED -CLASS O ...................                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAP SHARE TRANSACTIONS - O ..........................                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....                N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS                 N/A                N/A                N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ................................                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
   PROCEEDS FROM SHARES SOLD - SELECT CLASS ...........                N/A                N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SELECT CLASS .......                N/A                N/A                N/A                N/A
   COST OF SHARES REEDEMED - SELECT CLASS .............                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS - SELECT CLASS ...........                N/A                N/A                N/A                N/A
                                                           ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  CAPITAL SHARE TRANSACTIONS ..........................         (3,089,301)        (3,155,788)       (18,567,440)        69,266,734
                                                           ===============    ===============    ===============    ===============
NET INCREASE (DECREASE) IN NET ASSETS .................              1,161          2,434,561        (11,093,487)       110,760,226
                                                           ===============    ===============    ===============    ===============
ENDING NET ASSETS .....................................    $    32,279,696    $    32,278,535    $   138,469,918    $   149,563,405
                                                           ===============    ===============    ===============    ===============
ENDING BALANCE UNDISTRIBUTED NET INVESTMENT
  INCOME (LOSS) .......................................    $             0    $            (4)   $    (1,501,188)   $             0
                                                           ===============    ===============    ===============    ===============

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                    BEGINNING             NET                 AND        DIVIDENDS   DISTRIBUTIONS
                                                    NET ASSET      INVESTMENT          UNREALIZED         FROM NET        FROM NET
                                                    VALUE PER          INCOME      GAIN (LOSS) ON       INVESTMENT        REALIZED
                                                        SHARE          (LOSS)         INVESTMENTS           INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  35.61            0.15                4.41            (0.26)            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  29.00            0.13                6.59            (0.11)            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  36.33            0.09(7)            (6.85)           (0.15)           (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  52.73            0.09              (11.70)           (0.17)           (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  48.01            0.16                7.39            (0.16)           (2.67)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  34.43           (0.40)               4.52             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  28.15           (0.19)               6.47             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  35.41           (0.20)(7)           (6.64)            0.00            (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  51.70           (0.17)             (11.50)            0.00            (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  47.33           (0.18)               7.22             0.00            (2.67)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  34.90           (0.37)               4.54            (0.03)            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  28.56           (0.05)               6.39             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  35.91           (0.20)(7)           (6.73)            0.00            (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  52.36           (0.16)             (11.67)            0.00            (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  47.90           (0.07)               7.20             0.00            (2.67)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  35.64            0.26                4.39            (0.33)            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  29.04            0.24                6.57            (0.21)            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  36.38            0.18(7)            (6.87)           (0.23)           (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  52.72            0.15              (11.70)           (0.17)           (4.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  48.00            0.18                7.37            (0.16)           (2.67)

DIVERSIFIED SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  11.32           (0.04)               2.21             0.00            (0.08)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   8.70           (0.01)               2.71             0.00            (0.08)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   9.18           (0.02)              (0.34)            0.00            (0.12)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  11.18            0.01               (1.34)           (0.01)           (0.66)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $   9.02            0.00                2.16             0.00             0.00

EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  31.32            0.45                4.59            (0.47)           (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  28.74            0.46                5.04            (0.46)           (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  37.23            0.44               (7.51)           (0.43)           (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  41.28            0.36               (4.05)           (0.36)            0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  44.20            0.44                0.10            (0.42)           (3.04)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  31.31            0.21                4.57            (0.20)           (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  28.72            0.25                5.02            (0.22)           (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  37.18            0.16               (7.49)           (0.14)           (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  41.22            0.05               (4.03)           (0.06)            0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  44.17            0.11                0.11            (0.13)           (3.04)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  32.26            0.22                4.70            (0.17)           (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  29.52            0.25                5.19            (0.24)           (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  38.18            0.18               (7.70)           (0.15)           (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  42.32            0.05               (4.14)           (0.05)            0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  45.30            0.19                0.03            (0.16)           (3.04)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  31.28            0.54                4.59            (0.56)           (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  28.72            0.55                5.02            (0.55)           (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  37.21            0.54               (7.51)           (0.53)           (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  41.27            0.46               (4.05)           (0.47)            0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  44.19            0.52                0.12            (0.52)           (3.04)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS          ENDING
                                                 IN EXCESS OF       NET ASSET
                                                     REALIZED       VALUE PER
                                                        GAINS           SHARE
-----------------------------------------------------------------------------
DIVERSIFIED EQUITY
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  39.91
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  35.61
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  29.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  36.33
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  52.73
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  38.55
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  34.43
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  28.15
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  35.41
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  51.70
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  39.04
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  34.90
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  28.56
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  35.91
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  52.36
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  39.96
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  35.64
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  29.04
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  36.38
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  52.72

DIVERSIFIED SMALL CAP
-----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  13.41
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  11.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   8.70
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $   9.18
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  11.18

EQUITY INCOME
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  34.49
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  31.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  28.74
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  37.23
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  41.28
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  34.49
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  31.31
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  28.72
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  37.18
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  41.22
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  35.61
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  32.26
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  29.52
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  38.18
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  42.32
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  34.45
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  31.28
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  28.72
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  37.21
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  41.27

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ------------------------------------------------------------------
                                                          NET
                                                   INVESTMENT           GROSS            EXPENSES              NET
                                                INCOME (LOSS)        EXPENSES              WAIVED         EXPENSES
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.37%           1.37%(4)           (0.12)%(4)        1.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.42%           1.54%(4)           (0.29)%(4)        1.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.22%           1.58%(4)           (0.33)%(4)        1.25%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.23%           1.61%(4)           (0.46)%(4)        1.15%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.31%           1.51%(4)           (0.51)%(4)        1.00%(4)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.40)%          2.12%(4)           (0.12)%(4)        2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.33)%          2.31%(4)           (0.31)%(4)        2.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.53)%          2.39%(4)           (0.39)%(4)        2.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.52)%          2.41%(4)           (0.51)%(4)        1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.44)%          2.28%(4)           (0.53)%(4)        1.75%(4)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.38)%          2.12%(4)           (0.12)%(4)        2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.33)%          2.28%(4)           (0.28)%(4)        2.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.52)%          2.13%(4)           (0.13)%(4)        2.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.52)%          2.01%(4)           (0.11)%(4)        1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.40)%          2.95%(4)           (1.20)%(4)        1.75%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.61%           1.04%(4)           (0.04)%(4)        1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.67%           1.17%(4)           (0.17)%(4)        1.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.47%           1.14%(4)           (0.14)%(4)        1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.38%           1.07%(4)           (0.07)%(4)        1.00%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.31%           1.10%(4)           (0.10)%(4)        1.00%(4)

DIVERSIFIED SMALL CAP
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.33)%          1.21%(4)           (0.01)%(4)        1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.13)%          1.27%(4)           (0.10)%(4)        1.17%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.24)%          1.38%(4)           (0.18)%(4)        1.20%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.13%           1.28%(4)           (0.08)%(4)        1.20%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.05%           1.39%(4)           (0.19)%(4)        1.20%(4)

EQUITY INCOME
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           1.32%           1.18%(4)           (0.08)%(4)        1.10%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           1.57%           1.33%(4)           (0.23)%(4)        1.10%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           1.19%           1.36%(4)           (0.26)%(4)        1.10%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.86%           1.51%(4)           (0.41)%(4)        1.10%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           1.07%           1.28%(4)           (0.18)%(4)        1.10%(4)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.57%           1.93%(4)           (0.08)%(4)        1.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.82%           2.13%(4)           (0.28)%(4)        1.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.43%           2.18%(4)           (0.33)%(4)        1.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.12%           2.20%(4)           (0.35)%(4)        1.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.28%           2.03%(4)           (0.18)%(4)        1.85%(4)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.58%           1.93%(4)           (0.08)%(4)        1.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.82%           2.07%(4)           (0.22)%(4)        1.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.46%           2.12%(4)           (0.27)%(4)        1.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.14%           2.02%(4)           (0.17)%(4)        1.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.29%           1.96%(4)           (0.11)%(4)        1.85%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           1.58%           0.85%(4)           (0.01)%(4)        0.84%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           1.83%           0.94%(4)           (0.09)%(4)        0.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           1.44%           0.91%(4)           (0.06)%(4)        0.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           1.11%           0.85%(4)            0.00%(4)         0.85%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           1.21%           0.87%(4)           (0.02)%(4)        0.85%(4)

                                                                    PORTFOLIO       NET ASSETS AT
                                                        TOTAL        TURNOVER       END OF PERIOD
                                                    RETURN(2)            RATE     (000'S OMITTED)
-------------------------------------------------------------------------------------------------

DIVERSIFIED EQUITY
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          12.82%             32%(6)     $   101,649
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          23.21%             32%(6)     $    76,292
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.04)%            30%(6)     $    57,876
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (24.07)%            34%(6)     $    74,038
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          15.99%             38%(6)     $    95,646
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          11.97%             32%(6)     $    81,966
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          22.31%             32%(6)     $    92,300
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.64)%            30%(6)     $    85,035
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (24.65)%            34%(6)     $   111,956
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          15.10%             38%(6)     $   143,472
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          11.92%             32%(6)     $     7,798
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          22.23%             32%(6)     $     9,463
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.62)%            30%(6)     $     6,730
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (24.64)%            34%(6)     $     7,693
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          15.11%             38%(6)     $     8,526
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.08%             32%(6)     $ 1,178,146
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          23.55%             32%(6)     $ 1,152,692
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (18.86)%            30%(6)     $ 1,014,998
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (23.95)%            34%(6)     $ 1,398,810
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          15.99%             38%(6)     $ 1,938,206

DIVERSIFIED SMALL CAP
-------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          19.23%             75%(6)     $   441,080
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          31.32%             84%(6)     $   285,650
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (4.17)%            93%(6)     $   192,987
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (12.52)%           113%(6)     $   138,795
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          23.95%            121%(6)     $   115,700

EQUITY INCOME
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          16.43%             11%(5)     $   186,501
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          20.12%              9%(5)     $   161,962
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.84)%            12%(5)     $   124,015
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (8.97)%             3%(5)     $   165,304
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           1.17%              9%(5)     $   196,314
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          15.56%             11%(5)     $    80,298
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          19.22%              9%(5)     $    98,690
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.43)%            12%(5)     $    91,889
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (9.67)%             3%(5)     $   134,403
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.41%              9%(5)     $   152,682
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          15.54%             11%(5)     $     9,083
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          19.27%              9%(5)     $    10,689
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.41)%            12%(5)     $     7,415
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (9.66)%             3%(5)     $     7,508
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.41%              9%(5)     $     7,115
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          16.74%             11%(5)     $   853,843
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          20.42%              9%(5)     $   907,662
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.64)%            12%(5)     $   902,521
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (8.75)%             3%(5)     $ 1,163,331
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           1.39%              9%(5)     $ 1,403,624

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                    BEGINNING             NET                 AND        DIVIDENDS    DISTRIBUTIONS
                                                    NET ASSET      INVESTMENT          UNREALIZED         FROM NET         FROM NET
                                                    VALUE PER          INCOME      GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                        SHARE          (LOSS)         INVESTMENTS           INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  44.55            0.52                5.25            (0.50)           (1.31)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  38.09            0.47                8.23            (0.51)           (1.73)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  54.20            0.41               (9.85)           (0.43)           (6.24)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  84.54            0.43              (21.00)           (0.35)           (9.42)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  78.14            0.33                9.36            (0.10)           (3.19)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  44.32            0.12                5.27            (0.18)           (1.31)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  37.80            0.16                8.20            (0.12)           (1.72)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  53.78            0.06               (9.84)           (0.02)           (6.18)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  84.06           (0.02)             (20.91)            0.00            (9.35)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  78.19           (0.16)               9.22             0.00            (3.19)

GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  10.64           (0.07)(7)            0.95             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   9.39           (0.05)(7)            1.30             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  11.66           (0.02)(7)           (2.25)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  22.82           (0.02)              (7.01)            0.00            (4.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  22.85           (0.05)               3.07             0.00            (3.05)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   7.28           (0.10)(7)            0.65             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   6.47           (0.08)(7)            0.89             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   8.10           (0.07)(7)           (1.56)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  15.96           (0.09)              (4.88)            0.00            (2.89)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  16.11           (0.14)               2.14             0.00            (2.15)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  12.55           (0.04)(7)            1.11             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  11.05           (0.03)(7)            1.53             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  13.71            0.00(7)            (2.66)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  26.80           (0.06)              (8.18)            0.00            (4.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  26.80           (0.02)               3.59             0.00            (3.57)

GROWTH EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  24.64           (0.08)(7)            3.14             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  19.50           (0.08)(7)            5.22             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  23.87           (0.10)              (3.34)           (0.01)           (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  39.89           (0.07)              (9.86)            0.00            (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  36.83           (0.21)               8.90             0.00            (5.63)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  23.02           (0.28)(7)            2.95             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  18.37           (0.23)(7)            4.88             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  22.69           (0.31)              (3.09)            0.00            (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  38.48           (0.19)              (9.51)            0.00            (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  35.93           (0.35)               8.53             0.00            (5.63)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  23.87           (0.28)(7)            3.02             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  19.04           (0.25)(7)            5.08             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  23.49           (0.25)              (3.28)            0.00            (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  39.61           (0.22)              (9.81)            0.00            (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  36.84           (0.15)               8.55             0.00            (5.63)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  24.82           (0.01)(7)            3.16             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  19.61           (0.03)(7)            5.25            (0.01)            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  24.00           (0.05)              (3.35)           (0.07)           (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  39.98           (0.02)              (9.87)            0.00            (6.09)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  36.82           (0.09)               8.88             0.00            (5.63)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS          ENDING
                                                 IN EXCESS OF       NET ASSET
                                                     REALIZED       VALUE PER
                                                        GAINS           SHARE
-----------------------------------------------------------------------------
EQUITY INDEX
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00      $    48.51
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00      $    44.55
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00      $    38.09
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00      $    54.20
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00      $    84.54
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00      $    48.22
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00      $    44.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00      $    37.80
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00      $    53.78
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00      $    84.06

GROWTH
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00      $    11.52
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00      $    10.64
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00      $     9.39
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00      $    11.66
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00      $    22.82
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00      $     7.83
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00      $     7.28
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00      $     6.47
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00      $     8.10
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00      $    15.96
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00      $    13.62
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00      $    12.55
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00      $    11.05
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00      $    13.71
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00      $    26.80

GROWTH EQUITY
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00      $    27.70
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00      $    24.64
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00      $    19.50
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00      $    23.87
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00      $    39.89
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00      $    25.69
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00      $    23.02
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00      $    18.37
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00      $    22.69
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00      $    38.48
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00      $    26.61
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00      $    23.87
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00      $    19.04
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00      $    23.49
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00      $    39.61
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00      $    27.97
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00      $    24.82
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00      $    19.61
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00      $    24.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00      $    39.98

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ------------------------------------------------------------------
                                                          NET
                                                   INVESTMENT           GROSS            EXPENSES              NET
                                                INCOME (LOSS)        EXPENSES              WAIVED         EXPENSES
------------------------------------------------------------------------------------------------------------------
EQUITY INDEX
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           1.09%           0.82%              (0.17)%           0.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           1.14%           1.03%              (0.36)%           0.67%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.86%           0.99%              (0.32)%           0.67%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.67%           0.88%              (0.21)%           0.67%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.54%           0.85%              (0.14)%           0.71%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.34%           1.57%              (0.17)%           1.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.40%           1.88%              (0.47)%           1.41%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.11%           1.97%              (0.56)%           1.41%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.07)%          1.63%              (0.22)%           1.41%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.21)%          1.72%              (0.26)%           1.46%

GROWTH
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.57)%          1.43%              (0.18)%           1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.49)%          1.56%              (0.35)%           1.21%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.17)%          1.70%              (0.58)%           1.12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.12)%          1.53%              (0.41)%           1.12%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.22)%          1.42%              (0.30)%           1.12%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.31)%          2.18%              (0.18)%           2.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.23)%          2.48%              (0.54)%           1.94%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.91)%          2.69%              (0.82)%           1.87%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.87)%          2.23%              (0.36)%           1.87%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.96)%          2.22%              (0.35)%           1.87%
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.32)%          1.10%              (0.10)%           1.00%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.29)%          1.11%              (0.11)%           1.00%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.02)%          1.00%               0.00%            1.00%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.06%           1.03%              (0.03)%           1.00%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.05)%          1.02%              (0.02)%           1.00%

GROWTH EQUITY
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.28)%          1.60%(4)           (0.10)%(4)        1.50%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.38)%          1.82%(4)           (0.32)%(4)        1.50%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.43)%          1.88%(4)           (0.41)%(4)        1.47%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.31)%          1.93%(4)           (0.43)%(4)        1.50%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.48)%          1.72%(4)           (0.22)%(4)        1.50%(4)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.08)%          2.34%(4)           (0.09)%(4)        2.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.13)%          2.59%(4)           (0.34)%(4)        2.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.18)%          2.63%(4)           (0.41)%(4)        2.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (1.06)%          2.65%(4)           (0.40)%(4)        2.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (1.20)%          2.58%(4)           (0.33)%(4)        2.25%(4)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.05)%          2.34%(4)           (0.09)%(4)        2.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.11)%          2.68%(4)           (0.43)%(4)        2.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.17)%          2.74%(4)           (0.52)%(4)        2.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (1.06)%          2.32%(4)           (0.07)%(4)        2.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (1.16)%          2.75%(4)           (0.50)%(4)        2.25%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.04)%          1.27%(4)           (0.03)%(4)        1.24%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.12)%          1.45%(4)           (0.20)%(4)        1.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.19)%          1.41%(4)           (0.19)%(4)        1.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.06)%          1.29%(4)           (0.04)%(4)        1.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.23)%          1.34%(4)           (0.09)%(4)        1.25%(4)

                                                                    PORTFOLIO       NET ASSETS AT
                                                        TOTAL        TURNOVER       END OF PERIOD
                                                    RETURN(2)            RATE     (000'S OMITTED)
-------------------------------------------------------------------------------------------------
EQUITY INDEX
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.13%              2%         $  341,142
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          23.59%              2%         $  312,974
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.99)%             4%         $  271,640
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (27.03)%             4%         $  382,462
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          12.43%              8%         $  596,083
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          12.26%              2%         $   51,644
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          22.71%              2%         $   57,505
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (21.60)%             4%         $   50,635
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (27.57)%             4%         $   71,450
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          11.58%              8%         $   96,378

GROWTH
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           8.27%             56%         $  121,258
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          13.31%             52%         $  125,317
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.47)%            88%         $  120,777
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (36.26)%            80%         $  174,828
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          14.40%             51%         $  311,038
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           7.55%             56%         $    6,390
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          12.52%             52%         $   11,714
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.12)%            88%         $   19,918
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (36.69)%            80%         $   36,453
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          13.48%             51%         $   69,433
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           8.53%             56%         $   29,003
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          13.57%             52%         $   45,151
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.40)%            88%         $   67,930
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (36.19)%            80%         $  156,641
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          14.55%             51%         $   52,561

GROWTH EQUITY
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          12.38%             44%(6)      $   18,742
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          26.36%             58%(6)      $   15,576
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (15.46)%            40%(6)      $   11,210
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (28.93)%            75%(6)      $   12,473
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          25.01%             78%(6)      $   17,726
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          11.60%             44%(6)      $   11,700
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          25.31%             58%(6)      $   14,379
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (16.09)%            40%(6)      $   13,670
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (29.46)%            75%(6)      $   17,319
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          24.11%             78%(6)      $   25,124
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          11.52%             44%(6)      $    1,097
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          25.37%             58%(6)      $    2,980
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (16.10)%            40%(6)      $    1,721
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (29.46)%            75%(6)      $    1,799
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          24.11%             78%(6)      $    2,240
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          12.69%             44%(6)      $  493,899
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          26.62%             58%(6)      $  450,480
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (15.25)%            40%(6)      $  363,946
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (28.74)%            75%(6)      $  476,031
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          25.32%             78%(6)      $  751,174

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                    BEGINNING             NET                 AND       DIVIDENDS     DISTRIBUTIONS
                                                    NET ASSET      INVESTMENT          UNREALIZED        FROM NET          FROM NET
                                                    VALUE PER          INCOME      GAIN (LOSS) ON      INVESTMENT          REALIZED
                                                        SHARE          (LOSS)         INVESTMENTS          INCOME             GAINS
-----------------------------------------------------------------------------------------------------------------------------------
INDEX
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  40.33            0.65                4.81            (0.58)            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  32.98            0.55                7.37            (0.57)            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  42.00            0.51               (8.99)           (0.54)            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  59.73            0.54              (15.94)           (0.60)           (1.73)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  53.67            0.59                6.42            (0.26)           (0.69)

INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.88            0.04(7)             1.23            (0.06)            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   8.46            0.04(7)             1.38             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  10.50           (0.01)(7)           (2.03)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  15.24            0.01               (4.44)            0.00            (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  12.70            0.11                2.64            (0.13)           (0.08)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.48           (0.05)(7)            1.19             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   8.19           (0.03)(7)            1.32             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  10.25           (0.09)(7)           (1.97)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  14.99           (0.11)              (4.32)            0.00            (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  12.54            0.06                2.54            (0.07)           (0.08)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.47           (0.04)(7)            1.17             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   8.18           (0.02)(7)            1.31             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  10.24           (0.09)(7)           (1.97)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  14.98           (0.07)              (4.36)            0.00            (0.31)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  12.54            0.07                2.54            (0.09)           (0.08)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.87            0.07(7)             1.22            (0.08)            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   8.46            0.08(7)             1.34            (0.01)            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  10.47            0.02(7)            (2.03)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  15.17            0.01               (4.40)            0.00            (0.31)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ....       $  13.61            0.12                1.66            (0.14)           (0.08)

LARGE CAP APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   8.92            0.00(7)             0.88             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   7.53           (0.01)               1.40             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   9.53           (0.01)              (1.99)            0.00             0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....       $  10.00            0.00               (0.47)            0.00             0.00
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   8.78           (0.21)(7)            1.00             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   7.47           (0.06)               1.37             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   9.52           (0.07)              (1.98)            0.00             0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....       $  10.00            0.00               (0.48)            0.00             0.00
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   8.79           (0.15)(7)            0.94             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   7.47           (0.03)               1.35             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   9.53           (0.05)              (2.01)            0.00             0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....       $  10.00            0.00               (0.47)            0.00             0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   8.96            0.02(7)             0.89             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   7.55            0.00                1.41             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   9.53            0.00               (1.98)            0.00             0.00
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....       $  10.00            0.01               (0.48)            0.00             0.00

LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.82            0.05                1.62            (0.01)            0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....       $  10.00            0.00               (0.18)            0.00             0.00
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.81            0.00                1.59             0.00             0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....       $  10.00           (0.01)              (0.18)            0.00             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS          ENDING
                                                 IN EXCESS OF       NET ASSET
                                                     REALIZED       VALUE PER
                                                        GAINS           SHARE
-----------------------------------------------------------------------------
INDEX
-----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  45.21
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  40.33
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  32.98
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  42.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  59.73

INTERNATIONAL EQUITY
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  11.09
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   9.88
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   8.46
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  10.50
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  15.24
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  10.62
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   9.48
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   8.19
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  10.25
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  14.99
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  10.60
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   9.47
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   8.18
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  10.24
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  14.98
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  11.08
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   9.87
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   8.46
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  10.47
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ....           0.00        $  15.17

LARGE CAP APPRECIATION
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   9.80
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   8.92
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   7.53
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....           0.00        $   9.53
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   9.57
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   8.78
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   7.47
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....           0.00        $   9.52
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   9.58
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   8.79
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   7.47
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....           0.00        $   9.53
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   9.87
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   8.96
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   7.55
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....           0.00        $   9.53

LARGE CAP VALUE
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  11.48
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....           0.00        $   9.82
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  11.40
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....           0.00        $   9.81

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ------------------------------------------------------------------
                                                          NET
                                                   INVESTMENT           GROSS            EXPENSES              NET
                                                INCOME (LOSS)        EXPENSES              WAIVED         EXPENSES
------------------------------------------------------------------------------------------------------------------
INDEX
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           1.49%           0.31%(4)           (0.06)%(4)        0.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           1.58%           0.44%(4)           (0.19)%(4)        0.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           1.28%           0.39%(4)           (0.14)%(4)        0.25%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           1.11%           0.30%(4)           (0.05)%(4)        0.25%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           1.02%           0.33%(4)           (0.08)%(4)        0.25%(4)

INTERNATIONAL EQUITY
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.36%           1.71%              (0.21)%           1.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.42%           1.76%              (0.26)%           1.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.08)%          1.96%              (0.24)%           1.72%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.05%           1.81%              (0.06)%           1.75%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.31)%          2.00%              (0.25)%           1.75%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.43)%          2.46%              (0.21)%           2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.31)%          2.82%              (0.57)%           2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.83)%          3.06%              (0.59)%           2.47%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.72)%          2.70%              (0.20)%           2.50%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (1.01)%          2.95%              (0.45)%           2.50%
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.39)%          2.45%              (0.20)%           2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.27)%          2.70%              (0.45)%           2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.78)%          2.96%              (0.49)%           2.47%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.69)%          2.50%               0.00%            2.50%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.86)%          3.02%              (0.52)%           2.50%
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.64%           1.38%              (0.13)%           1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.76%           1.34%              (0.09)%           1.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.31%           1.46%              (0.02)%           1.44%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.31%           1.53%              (0.03)%           1.50%
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ....           0.32%           1.92%              (0.42)%           1.50%

LARGE CAP APPRECIATION
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.11)%          1.42%(4)           (0.17)%(4)        1.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.19)%          2.45%(4)           (1.24)%(4)        1.21%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.15)%          6.48%(4)           (5.28)%(4)        1.20%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....           1.17%           1.24%(4)           (0.29)%(4)        0.95%(4)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.88)%          2.16%(4)           (0.16)%(4)        2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.95)%          3.11%(4)           (1.16)%(4)        1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.90)%          8.45%(4)           (6.50)%(4)        1.95%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....          (0.24)%          1.78%(4)             0.00%(4)        1.78%(4)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.88)%          2.16%(4)           (0.16)%(4)       2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.94)%          3.96%(4)           (2.01)%(4)       1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.93)%          8.37%(4)           (6.42)%(4)       1.95%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....           0.00%           1.83%(4)            0.00%(4)         1.83%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.12%           1.08%(4)           (0.08)%(4)        1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.06)%          1.61%(4)           (0.66)%(4)        0.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.05%           5.81%(4)           (4.86)%(4)        0.95%(4)
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....           1.00%           0.86%(4)            0.00%(4)         0.86%(4)

LARGE CAP VALUE
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.54%          10.90%(4)           (9.65)%(4)        1.25%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....          (0.26)%        196.38%(4)         (195.13)%(4)        1.25%(4)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.19)%         11.20%(4)           (9.20)%(4)        2.00%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....          (1.08)%        189.72%(4)         (187.72)%(4)        2.00%(4)

                                                                    PORTFOLIO       NET ASSETS AT
                                                        TOTAL        TURNOVER       END OF PERIOD
                                                    RETURN(2)            RATE     (000'S OMITTED)
-------------------------------------------------------------------------------------------------
INDEX
-------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.57%              3%(5)     $ 1,087,212
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          24.22%              3%(5)     $   839,581
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.54)%             4%(5)     $   596,168
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (26.63)%             2%(5)     $   733,380
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          13.06%              8%(5)     $   982,975
INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          12.89%            112%        $    56,108
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          16.78%             73%        $    52,762
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.43)%            52%        $    22,806
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (29.59)%            36%        $    30,727
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          21.65%             26%        $    43,659
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          12.03%            112%        $    14,796
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          15.75%             73%        $    20,149
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.10)%            52%        $    29,107
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (30.12)%            36%        $    41,122
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          20.65%             26%        $    63,019
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          11.93%            112%        $     1,618
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          15.77%             73%        $     2,530
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.12)%            52%        $     2,167
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (30.14)%            36%        $     2,704
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          20.72%             26%        $     2,857
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.11%            112%        $   394,649
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          16.83%             73%        $   266,099
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.20)%            52%        $   372,380
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (29.47)%            36%        $   108,796
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ....          13.01%             26%        $   122,397
LARGE CAP APPRECIATION
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           9.87%            149%(5)     $    20,393
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          18.46%            153%(5)     $     1,033
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.99)%           123%(5)     $       898
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....          (4.70)%            10%(5)     $        41
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           9.00%            149%(5)     $     1,509
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          17.54%            153%(5)     $     1,449
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (21.53)%           123%(5)     $     1,041
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....          (4.80)%            10%(5)     $        91
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           8.99%            149%(5)     $       669
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          17.67%            153%(5)     $       499
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (21.62)%           123%(5)     $       200
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....          (4.70)%            10%(5)     $        26
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          10.16%            149%(5)     $    14,830
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          18.68%            153%(5)     $    16,905
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.78)%           123%(5)     $     4,155
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....          (4.70)%            10%(5)     $        10
LARGE CAP VALUE

CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          16.96%            122%(5)     $     1,645
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....          (1.80)%             3%(5)     $        76
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          16.21%            122%(5)     $     1,142
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....          (1.90)%             3%(5)     $        37

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                    BEGINNING             NET                 AND        DIVIDENDS    DISTRIBUTIONS
                                                    NET ASSET      INVESTMENT          UNREALIZED         FROM NET         FROM NET
                                                    VALUE PER          INCOME      GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                        SHARE          (LOSS)         INVESTMENTS           INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE (CONTINUED)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.81            0.00                1.59             0.00             0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....       $  10.00           (0.01)              (0.18)            0.00             0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.82            0.05                1.65            (0.01)            0.00
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....       $  10.00            0.00               (0.18)            0.00             0.00

LARGE COMPANY GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  43.96           (0.28)(7)            1.29             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  34.52           (0.46)               9.90             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  44.57           (0.34)              (9.71)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  75.03           (0.37)             (29.21)            0.00            (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  57.96           (0.49)              19.16             0.00            (1.60)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  40.11           (0.58)(7)            1.19             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  31.72           (0.68)               9.07             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  41.18           (0.69)              (8.77)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  69.77           (0.62)             (27.09)            0.00            (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  54.29           (0.72)              17.80             0.00            (1.60)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  40.18           (0.58)(7)            1.20             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  31.76           (0.62)               9.04             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  41.22           (0.89)              (8.57)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  69.85           (0.43)             (27.32)            0.00            (0.84)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ....       $  59.32           (0.40)              12.53             0.00            (1.60)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  41.67           (0.16)(7)            1.22             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  32.65           (0.16)               9.18             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  42.06           (0.21)              (9.20)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  70.71           (0.24)             (27.53)            0.00            (0.84)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  54.60           (0.30)              18.01             0.00            (1.60)
SELECT CLASS
JUNE 30, 2004(3) TO SEPTEMBER 30, 2004 .......       $  44.93           (0.02)(7)           (2.16)            0.00             0.00

MONTGOMERY EMERGING MARKETS FOCUS
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  17.76            0.00(7)             2.86             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $  15.27            0.02(7)             2.47             0.00             0.00
JULY 1, 2002 TO JUNE 30, 2003 ................       $  14.50            0.00                0.77             0.00             0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........       $  11.37            0.29                2.94            (0.10)            0.00
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  17.62           (0.13)(7)            2.85             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $  15.18           (0.02)(7)            2.46             0.00             0.00
JULY 1, 2002 TO JUNE 30, 2003 ................       $  14.52            0.10                0.56             0.00             0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........       $  11.37            0.08                3.17            (0.10)            0.00
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  17.56           (0.14)(7)            2.82             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $  15.12           (0.02)(7)            2.46             0.00             0.00
JULY 1, 2002 TO JUNE 30, 2003 ................       $  14.48            0.02                0.62             0.00             0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........       $  11.37            0.05                3.16            (0.10)            0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  17.64            0.06(7)             2.85             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $  15.16            0.03(7)             2.45             0.00             0.00
JULY 1, 2002 TO JUNE 30, 2003 ................       $  14.41            0.30                0.54            (0.09)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ................       $  14.00            0.07                0.44            (0.10)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ................       $  16.57            0.20               (2.73)           (0.04)            0.00
JULY 1, 1999 TO JUNE 30, 2000 ................       $  13.15            0.19                3.47            (0.16)           (0.08)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS          ENDING
                                                 IN EXCESS OF       NET ASSET
                                                     REALIZED       VALUE PER
                                                        GAINS           SHARE
-----------------------------------------------------------------------------
LARGE CAP VALUE (CONTINUED)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  11.40
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....           0.00        $   9.81
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  11.51
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....           0.00        $   9.82

LARGE COMPANY GROWTH
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  44.97
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  43.96
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  34.52
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.04)       $  44.57
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  75.03
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  40.72
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  40.11
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  31.72
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.04)       $  41.18
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  69.77
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  40.80
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  40.18
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  31.76
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.04)       $  41.22
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ....           0.00        $  69.85
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  42.73
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  41.67
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  32.65
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.04)       $  42.06
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  70.71
SELECT CLASS
JUNE 30, 2004(3) TO SEPTEMBER 30, 2004 .......           0.00        $  42.75

MONTGOMERY EMERGING MARKETS FOCUS
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  20.62
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $  17.76
JULY 1, 2002 TO JUNE 30, 2003 ................           0.00        $  15.27
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........           0.00        $  14.50
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  20.34
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $  17.62
JULY 1, 2002 TO JUNE 30, 2003 ................           0.00        $  15.18
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........           0.00        $  14.52
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  20.24
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $  17.56
JULY 1, 2002 TO JUNE 30, 2003 ................           0.00        $  15.12
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........           0.00        $  14.48
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  20.55
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $  17.64
JULY 1, 2002 TO JUNE 30, 2003 ................           0.00        $  15.16
JULY 1, 2001 TO JUNE 30, 2002 ................           0.00        $  14.41
JULY 1, 2000 TO JUNE 30, 2001 ................           0.00        $  14.00
JULY 1, 1999 TO JUNE 30, 2000 ................           0.00        $  16.57

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ------------------------------------------------------------------
                                                          NET
                                                   INVESTMENT           GROSS            EXPENSES              NET
                                                INCOME (LOSS)        EXPENSES              WAIVED         EXPENSES
------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE (CONTINUED)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.19)%         11.11%(4)           (9.11)%(4)        2.00%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....          (0.64)%        209.42%(4)         (207.42)%(4)        2.00%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.77%           9.22%(4)           (8.22)%(4)        1.00%(4)
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....          (0.33)%        211.67%(4)         (210.67)%(4)        1.00%(4)

LARGE COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.61)%          1.28%(4)           (0.08)%(4)        1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.69)%          1.41%(4)           (0.21)%(4)        1.20%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.76)%          1.45%(4)           (0.25)%(4)        1.20%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.71)%          1.36%(4)           (0.16)%(4)        1.20%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.73)%          1.31%(4)           (0.11)%(4)        1.20%(4)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.36)%          2.03%(4)           (0.08)%(4)        1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.35)%          2.33%(4)           (0.45)%(4)        1.88%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.31)%          2.46%(4)           (0.71)%(4)        1.75%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (1.26)%          2.19%(4)           (0.44)%(4)        1.75%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (1.28)%          2.15%(4)           (0.40)%(4)        1.75%(4)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.36)%          2.03%(4)           (0.08)%(4)        1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.34)%          2.16%(4)           (0.30)%(4)        1.86%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.31)%          2.28%(4)           (0.53)%(4)        1.75%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (1.26)%          2.15%(4)           (0.40)%(4)        1.75%(4)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ....          (1.29)%          2.16%(4)           (0.41)%(4)        1.75%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.35)%          0.95%(4)           (0.01)%(4)        0.94%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.44)%          1.05%(4)           (0.09)%(4)        0.96%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.56)%          1.03%(4)           (0.03)%(4)        1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.48)%          0.97%(4)            0.00%(4)         0.97%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.53)%          1.02%(4)           (0.02)%(4)        1.00%(4)
SELECT CLASS
JUNE 30, 2004(3) TO SEPTEMBER 30, 2004 .......          (0.04)%          0.85%              (0.10)%           0.75%

MONTGOMERY EMERGING MARKETS FOCUS
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00%           2.01%              (0.11)%           1.90%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.42%           2.03%              (0.15)%           1.88%
JULY 1, 2002 TO JUNE 30, 2003 ................          (1.65)%          2.18%               0.00%            2.18%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........           0.43%           5.27%              (3.07)%           2.20%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.64)%          2.77%              (0.12)%           2.65%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          (0.45)%          2.79%              (0.15)%           2.64%
JULY 1, 2002 TO JUNE 30, 2003 ................           1.59%           2.78%              (0.45)%           2.33%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........           0.10%           5.38%              (3.07)%           2.31%
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.71)%          2.77%              (0.12)%           2.65%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          (0.39)%          2.79%              (0.15)%           2.64%
JULY 1, 2002 TO JUNE 30, 2003 ................          (3.00)%          3.53%              (0.14)%           3.39%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........           0.10%           6.51%              (3.07)%           3.44%
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.30%           1.69%              (0.09)%           1.60%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.73%           1.70%              (0.15)%           1.55%
JULY 1, 2002 TO JUNE 30, 2003 ................           2.43%           2.16%              (0.64)%           1.52%
JULY 1, 2001 TO JUNE 30, 2002 ................           0.60%           4.66%              (3.07)%           1.59%
JULY 1, 2000 TO JUNE 30, 2001 ................           1.68%           4.37%              (2.65)%           1.72%
JULY 1, 1999 TO JUNE 30, 2000 ................           0.66%           6.15%              (4.53)%           1.62%

                                                                    PORTFOLIO       NET ASSETS AT
                                                        TOTAL        TURNOVER       END OF PERIOD
                                                    RETURN(2)            RATE     (000'S OMITTED)
-------------------------------------------------------------------------------------------------
LARGE CAP VALUE (CONTINUED)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          16.21%            122%(5)     $       295
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....          (1.90)%             3%(5)     $        12
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          17.30%            122%(5)     $       366
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....          (1.80)%             3%(5)     $        10

LARGE COMPANY GROWTH
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           2.28%             14%(5)     $   454,499
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          27.35%             13%(5)     $   364,406
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (22.55)%            18%(5)     $   141,774
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (39.85)%            13%(5)     $   202,514
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          32.50%              9%(5)     $   303,948
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           1.52%             14%(5)     $   220,657
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          26.45%             13%(5)     $   246,894
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (22.97)%            18%(5)     $   218,625
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (40.18)%            13%(5)     $   307,706
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          31.75%              9%(5)     $   461,918
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           1.54%             14%(5)     $    31,937
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          26.51%             13%(5)     $    40,436
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (22.95)%            18%(5)     $    27,092
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (40.19)%            13%(5)     $    27,189
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ....          20.72%              9%(5)     $    25,463
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           2.57%             14%(5)     $ 1,975,616
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          27.60%             13%(5)     $ 1,761,429
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (22.37)%            18%(5)     $ 1,038,491
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (39.73)%            13%(5)     $ 1,066,607
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          32.74%              9%(5)     $ 1,532,428
SELECT CLASS
JUNE 30, 2004(3) TO SEPTEMBER 30, 2004 .......          (4.85)%            14%(5)     $    52,884

MONTGOMERY EMERGING MARKETS FOCUS
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          16.04%            225%        $   139,880
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          16.37%             49%        $   117,842
JULY 1, 2002 TO JUNE 30, 2003 ................           5.33%            210%        $   105,512
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........          28.57%            206%        $        23
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          15.37%            225%        $     2,781
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          16.06%             49%        $       290
JULY 1, 2002 TO JUNE 30, 2003 ................           4.64%            210%        $        28
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........          28.65%            206%        $        11
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          15.26%            225%        $     2,449
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          16.14%             49%        $       519
JULY 1, 2002 TO JUNE 30, 2003 ................           4.37%            210%        $        59
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .........          28.39%            206%        $        13
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          16.43%            225%        $    50,376
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          16.42%             49%        $    29,273
JULY 1, 2002 TO JUNE 30, 2003 ................           5.79%            210%        $    25,784
JULY 1, 2001 TO JUNE 30, 2002 ................           3.80%            206%        $    22,974
JULY 1, 2000 TO JUNE 30, 2001 ................         (15.26)%           182%        $    10,156
JULY 1, 1999 TO JUNE 30, 2000 ................          27.91%            264%        $     4,725

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                    BEGINNING             NET                 AND        DIVIDENDS    DISTRIBUTIONS
                                                    NET ASSET      INVESTMENT          UNREALIZED         FROM NET         FROM NET
                                                    VALUE PER          INCOME      GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                        SHARE          (LOSS)         INVESTMENTS           INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
MONTGOMERY INSTITUTIONAL EMERGING MARKETS
-----------------------------------------------------------------------------------------------------------------------------------
SELECT CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  42.29            0.71               10.45            (0.62)            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $  36.91            0.07                5.31             0.00             0.00
JULY 1, 2002 TO JUNE 30, 2003 ................       $  34.41            0.54                2.08            (0.12)            0.00
JULY 1, 2001 TO JUNE 30, 2002 ................       $  35.30            0.28               (0.82)           (0.35)            0.00
JULY 1, 2000 TO JUNE 30, 2001 ................       $  47.07            0.67              (12.44)            0.00             0.00
JULY 1, 1999 TO JUNE 30, 2000 ................       $  39.05           (0.45)               8.47             0.00             0.00

MONTGOMERY MID CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   5.09            0.02                0.73             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $   4.77           (0.05)               0.37             0.00             0.00
JULY 1, 2002 TO JUNE 30, 2003 ................       $   4.82           (0.02)              (0.03)            0.00             0.00
JULY 1, 2001 TO JUNE 30, 2002(9) .............       $   7.27           (0.05)              (1.78)            0.00            (0.62)
JULY 1, 2000 TO JUNE 30, 2001(9) .............       $  12.36           (0.09)              (0.80)            0.00            (4.20)
JULY 1, 1999 TO JUNE 30, 2000(9) .............       $   9.85           (0.17)               4.01             0.00            (1.33)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   4.99            0.06                0.63             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $   4.68           (0.06)               0.37             0.00             0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .............       $   4.67            0.01                0.00             0.00             0.00
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   4.98            0.07                0.63             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $   4.68           (0.06)               0.36             0.00             0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .............       $   4.67            0.01                0.00             0.00             0.00

MONTGOMERY SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.44           (0.23)               1.46             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $   8.93           (0.02)               0.53             0.00             0.00
JULY 1, 2002 TO JUNE 30, 2003 ................       $   8.61           (0.07)               0.39             0.00             0.00
JULY 1, 2001 TO JUNE 30, 2002 ................       $  11.85           (0.07)              (3.08)            0.00            (0.09)
JULY 1, 2000 TO JUNE 30, 2001 ................       $  22.20           (0.13)              (4.43)            0.00            (5.79)
JULY 1, 1999 TO JUNE 30, 2000 ................       $  16.58           (0.28)               5.90             0.00             0.00
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.41           (0.25)               1.41             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $   8.93           (0.04)               0.52             0.00             0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .............       $   8.88           (0.01)               0.06             0.00             0.00
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.42           (0.22)               1.38             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $   8.93           (0.02)               0.51             0.00             0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .............       $   8.88           (0.01)               0.06             0.00             0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.44           (0.21)               1.47             0.00             0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........       $   8.94           (0.02)               0.52             0.00             0.00
JUNE 9, 2003(3) TO JUNE 30, 2003 .............       $   8.88            0.00                0.06             0.00             0.00

SIFE SPECIALIZED FINANCIAL SERVICES
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   4.26            0.03                0.42            (0.03)           (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   3.71            0.03                0.56            (0.04)            0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ........       $   5.38            0.04               (0.71)           (0.04)           (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........       $   5.80            0.06               (0.24)           (0.06)           (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........       $   5.21            0.08                0.96            (0.08)           (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........       $   6.26            0.07               (0.56)           (0.07)           (0.49)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   4.25           (0.01)               0.43             0.00            (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   3.71            0.00                0.56            (0.02)            0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ........       $   5.38            0.00               (0.71)            0.00            (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........       $   5.80            0.01               (0.24)           (0.01)           (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........       $   5.21            0.03                0.96            (0.03)           (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........       $   6.26            0.00               (0.56)            0.00            (0.49)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS          ENDING
                                                 IN EXCESS OF       NET ASSET
                                                     REALIZED       VALUE PER
                                                        GAINS           SHARE
-----------------------------------------------------------------------------
MONTGOMERY INSTITUTIONAL EMERGING MARKETS
-----------------------------------------------------------------------------
SELECT CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  52.83
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $  42.29
JULY 1, 2002 TO JUNE 30, 2003 ................           0.00        $  36.91
JULY 1, 2001 TO JUNE 30, 2002 ................           0.00        $  34.41
JULY 1, 2000 TO JUNE 30, 2001 ................           0.00        $  35.30
JULY 1, 1999 TO JUNE 30, 2000 ................           0.00        $  47.07

MONTGOMERY MID CAP GROWTH
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   5.84
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $   5.09
JULY 1, 2002 TO JUNE 30, 2003 ................           0.00        $   4.77
JULY 1, 2001 TO JUNE 30, 2002(9) .............           0.00        $   4.82
JULY 1, 2000 TO JUNE 30, 2001(9) .............           0.00        $   7.27
JULY 1, 1999 TO JUNE 30, 2000(9) .............           0.00        $  12.36
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   5.68
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $   4.99
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.00        $   4.68
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   5.68
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $   4.98
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.00        $   4.68

MONTGOMERY SMALL CAP
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  10.67
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $   9.44
JULY 1, 2002 TO JUNE 30, 2003 ................           0.00        $   8.93
JULY 1, 2001 TO JUNE 30, 2002 ................           0.00        $   8.61
JULY 1, 2000 TO JUNE 30, 2001 ................           0.00        $  11.85
JULY 1, 1999 TO JUNE 30, 2000 ................           0.00        $  22.20
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  10.57
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $   9.41
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.00        $   8.93
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  10.58
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $   9.42
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.00        $   8.93
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  10.70
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.00        $   9.44
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.00        $   8.94

SIFE SPECIALIZED FINANCIAL SERVICES
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   3.83
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   4.26
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ........           0.00        $   3.71
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........           0.00        $   5.38
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........           0.00        $   5.80
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........           0.00        $   5.21
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   3.82
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   4.25
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ........           0.00        $   3.71
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........           0.00        $   5.38
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........           0.00        $   5.80
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........           0.00        $   5.21

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ------------------------------------------------------------------
                                                          NET
                                                   INVESTMENT           GROSS            EXPENSES              NET
                                                INCOME (LOSS)        EXPENSES              WAIVED         EXPENSES
------------------------------------------------------------------------------------------------------------------
MONTGOMERY INSTITUTIONAL EMERGING MARKETS
------------------------------------------------------------------------------------------------------------------
SELECT CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           1.45%           1.63%              (0.38)%           1.25%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           0.66%           1.63%              (0.38)%           1.25%
JULY 1, 2002 TO JUNE 30, 2003 ................           1.69%           1.63%              (0.38)%           1.25%
JULY 1, 2001 TO JUNE 30, 2002 ................           0.85%           4.80%              (3.50)%           1.30%
JULY 1, 2000 TO JUNE 30, 2001 ................           1.17%           3.18%              (1.87)%           1.31%
JULY 1, 1999 TO JUNE 30, 2000 ................          (0.77)%          3.74%              (1.59)%           2.15%

MONTGOMERY MID CAP GROWTH
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.44)%          1.50%              (0.07)%           1.43%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          (1.03)%          1.42%               0.00%            1.42%
JULY 1, 2002 TO JUNE 30, 2003 ................          (0.65)%          1.86%              (0.37)%           1.49%
JULY 1, 2001 TO JUNE 30, 2002(9) .............          (0.80)%          3.10%              (1.60)%           1.50%
JULY 1, 2000 TO JUNE 30, 2001(9) .............          (1.13)%          2.32%              (0.81)%           1.51%
JULY 1, 1999 TO JUNE 30, 2000(9) .............          (1.19)%          1.92%              (0.37)%           1.55%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.64)%          2.26%              (0.08)%           2.18%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          (1.78)%          2.17%               0.00%            2.17%
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           3.82%           2.22%              (0.08)%           2.14%
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.70)%          2.26%              (0.08)%           2.18%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          (1.78)%          2.17%               0.00%            2.17%
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           4.05%           2.22%              (0.10)%           2.12%

MONTGOMERY SMALL CAP
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.08)%          1.69%              (0.29)%           1.40%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          (1.13)%          1.69%              (0.29)%           1.40%
JULY 1, 2002 TO JUNE 30, 2003 ................          (1.06)%          1.53%              (0.13)%           1.40%
JULY 1, 2001 TO JUNE 30, 2002 ................          (0.68)%          1.51%              (0.11)%           1.40%
JULY 1, 2000 TO JUNE 30, 2001 ................          (0.85)%          1.36%               0.00%            1.36%
JULY 1, 1999 TO JUNE 30, 2000 ................          (1.14)%          1.35%               0.00%            1.35%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.86)%          2.48%              (0.33)%           2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          (1.88)%          2.43%              (0.28)%           2.15%
JUNE 9, 2003(3) TO JUNE 30, 2003 .............          (1.06)%          2.28%              (0.13)%           2.15%
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.86)%          2.48%              (0.33)%           2.15%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          (1.91)%          2.47%              (0.32)%           2.15%
JUNE 9, 2003(3) TO JUNE 30, 2003 .............          (1.06)%          2.28%              (0.13)%           2.15%
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.20)%          1.54%              (0.34)%           1.20%
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          (0.99)%          1.46%              (0.26)%           1.20%
JUNE 9, 2003(3) TO JUNE 30, 2003 .............          (1.06)%          1.28%              (0.08)%           1.20%

SIFE SPECIALIZED FINANCIAL SERVICES
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.71%           1.60%              (0.25)%           1.35%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.82%           1.59%              (0.24)%           1.35%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ........           0.98%           1.46%              (0.12)%           1.34%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........           1.15%           1.25%               0.00%            1.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........           1.48%           1.25%               0.00%            1.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........           1.07%           1.25%               0.00%            1.25%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.02)%          2.35%              (0.25)%           2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.07%           2.45%              (0.35)%           2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ........           0.17%           2.48%              (0.35)%           2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........           0.16%           2.25%               0.00%            2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........           0.50%           2.25%               0.00%            2.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........           0.06%           2.25%               0.00%            2.25%

                                                                    PORTFOLIO       NET ASSETS AT
                                                        TOTAL        TURNOVER       END OF PERIOD
                                                    RETURN(2)            RATE     (000'S OMITTED)
-------------------------------------------------------------------------------------------------
MONTGOMERY INSTITUTIONAL EMERGING MARKETS
-------------------------------------------------------------------------------------------------
SELECT CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          26.09%            104%         $  101,260
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........          14.96%             19%         $   82,432
JULY 1, 2002 TO JUNE 30, 2003 ................           7.71%             80%         $   73,127
JULY 1, 2001 TO JUNE 30, 2002 ................          (1.56)%            99%         $   66,511
JULY 1, 2000 TO JUNE 30, 2001 ................         (24.97)%           171%         $   66,761
JULY 1, 1999 TO JUNE 30, 2000 ................          20.42%            116%         $  104,553

MONTGOMERY MID CAP GROWTH
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          14.73%            180%         $   93,024
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           6.71%             55%         $   87,980
JULY 1, 2002 TO JUNE 30, 2003 ................          (1.04)%           142%         $   85,320
JULY 1, 2001 TO JUNE 30, 2002(9) .............         (26.49)%           143%         $   98,526
JULY 1, 2000 TO JUNE 30, 2001(9) .............         (11.76)%            68%         $  164,497
JULY 1, 1999 TO JUNE 30, 2000(9) .............          42.46%             63%         $  224,944
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.83%            180%         $    6,877
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           6.62%             55%         $    5,216
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.21%            142%         $    4,599
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          14.06%            180%         $    1,034
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           6.41%             55%         $      607
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.21%            142%         $      493

MONTGOMERY SMALL CAP
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.03%            171%         $   43,192
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           5.71%             47%         $   83,152
JULY 1, 2002 TO JUNE 30, 2003 ................           3.72%            169%         $   52,891
JULY 1, 2001 TO JUNE 30, 2002 ................         (26.68)%           152%         $   46,707
JULY 1, 2000 TO JUNE 30, 2001 ................         (21.71)%           117%         $   74,297
JULY 1, 1999 TO JUNE 30, 2000 ................          34.12%             93%         $  102,622
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          12.22%            171%         $      702
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           5.38%             47%         $      114
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.56%            169%         $       30
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          12.31%            171%         $      201
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           5.49%             47%         $       82
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.56%            169%         $       11
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.35%            171%         $   33,309
JULY 1, 2003 TO SEPTEMBER 30, 2003(8) ........           5.59%             47%         $      335
JUNE 9, 2003(3) TO JUNE 30, 2003 .............           0.67%            169%         $       14

SIFE SPECIALIZED FINANCIAL SERVICES
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          11.11%            221%         $  481,182
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          16.12%            356%         $  512,466
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ........         (12.95)%           187%         $  509,614
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........          (2.90)%            11%         $  679,747
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........          21.00%             16%         $  780,213
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........          (8.50)%            25%         $  862,539
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          10.41%            221%         $   10,612
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          15.21%            356%         $   20,465
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ........         (13.51)%           187%         $   20,986
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........          (3.90)%            11%         $   24,732
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........          19.80%             16%         $   26,965
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........          (9.40)%            25%         $   31,250

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                    BEGINNING             NET                 AND        DIVIDENDS    DISTRIBUTIONS
                                                    NET ASSET      INVESTMENT          UNREALIZED         FROM NET         FROM NET
                                                    VALUE PER          INCOME      GAIN (LOSS) ON       INVESTMENT         REALIZED
                                                        SHARE          (LOSS)         INVESTMENTS           INCOME            GAINS
-----------------------------------------------------------------------------------------------------------------------------------
SIFE SPECIALIZED FINANCIAL SERVICES (CONTINUED)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   4.23           (0.00)               0.42             0.00            (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   3.69            0.00                0.56            (0.02)            0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002(10) ....       $   5.37            0.00               (0.72)            0.00            (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........       $   5.79            0.01               (0.24)           (0.01)           (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........       $   5.20            0.02                0.96            (0.02)           (0.37)
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........       $   6.24            0.00               (0.55)            0.00            (0.49)

SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  12.97           (0.17)(7)            1.97             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   9.72           (0.13)               3.38             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  13.23           (0.15)              (3.36)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  43.48           (0.17)             (22.23)            0.00            (7.85)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  26.23           (0.08)              19.88             0.00            (2.55)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  12.34           (0.27)(7)            1.88             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   9.33           (0.38)               3.39             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  12.78           (0.23)              (3.22)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  42.33           (0.26)             (21.66)            0.00            (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  25.72           (0.14)              19.25             0.00            (2.50)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  12.33           (0.26)(7)            1.87             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   9.32           (0.24)               3.25             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  12.77           (0.25)              (3.20)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  42.31           (0.27)             (21.64)            0.00            (7.63)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  25.71           (0.08)              19.18             0.00            (2.50)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  13.27           (0.14)(7)            2.03             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   9.94            0.00                3.33             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  13.49           (0.14)              (3.41)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  44.27           (0.19)             (22.60)            0.00            (7.99)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  26.66           (0.13)              20.34             0.00            (2.60)

SMALL CAP OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  27.57           (0.08)               6.93             0.00            (0.96)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  22.70           (0.13)               6.32             0.00            (1.32)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  26.49           (0.22)              (2.05)            0.00            (1.52)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  29.97           (0.10)              (0.91)            0.00            (2.47)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  20.50           (0.11)               9.58             0.00             0.00

SMALL COMPANY GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....       $  28.42           (0.21)(7)           (1.43)            0.00             0.00
CLASS B
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....       $  28.42           (0.34)(7)           (1.42)            0.00             0.00
CLASS C
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....       $  28.42           (0.34)(7)           (1.26)            0.00             0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  23.87           (0.26)(7)            3.22             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $  17.35           (0.13)               6.65             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $  21.73           (0.16)              (4.22)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  36.22           (0.10)              (7.26)            0.00            (7.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........       $  27.03           (0.22)               9.41             0.00             0.00

SMALL COMPANY VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  11.56           (0.01)               1.63             0.00             0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   8.43            0.00                3.13             0.00             0.00
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....       $  10.00            0.00               (1.57)            0.00             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS          ENDING
                                                 IN EXCESS OF       NET ASSET
                                                     REALIZED       VALUE PER
                                                        GAINS           SHARE
-----------------------------------------------------------------------------
SIFE SPECIALIZED FINANCIAL SERVICES (CONTINUED)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   3.80
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   4.23
JANUARY 1, 2002 TO SEPTEMBER 30, 2002(10) ....           0.00        $   3.69
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........           0.00        $   5.37
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........           0.00        $   5.79
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........           0.00        $   5.20

SMALL CAP GROWTH
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  14.77
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  12.97
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   9.72
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  13.23
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  43.48
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  13.95
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  12.34
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   9.33
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  12.78
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  42.33
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  13.94
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  12.33
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   9.32
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  12.77
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  42.31
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  15.16
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  13.27
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   9.94
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  13.49
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  44.27

SMALL CAP OPPORTUNITIES
-----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  33.46
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  27.57
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  22.70
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  26.49
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  29.97

SMALL COMPANY GROWTH
-----------------------------------------------------------------------------
CLASS A
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....           0.00        $  26.78
CLASS B
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....           0.00        $  26.66
CLASS C
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....           0.00        $  26.82
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  26.83
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  23.87
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $  17.35
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $  21.73
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........           0.00        $  36.22

SMALL COMPANY VALUE
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  13.66
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  11.56
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....           0.00        $   8.43

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ------------------------------------------------------------------
                                                          NET
                                                   INVESTMENT           GROSS            EXPENSES              NET
                                                INCOME (LOSS)        EXPENSES              WAIVED         EXPENSES
------------------------------------------------------------------------------------------------------------------
SIFE SPECIALIZED FINANCIAL SERVICES (CONTINUED)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.04)%          2.35%              (0.25)%           2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.07%           2.55%              (0.45)%           2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002(10) ....           0.17%           2.74%              (0.61)%           2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........           0.16%           2.25%               0.00%            2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........           0.50%           2.25%               0.00%            2.25%
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........           0.06%           2.25%               0.00%            2.25%

SMALL CAP GROWTH
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.14)%          1.58%              (0.13)%           1.45%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.03)%          1.85%              (0.42)%           1.43%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.06)%          1.74%              (0.34)%           1.40%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.86)%          1.61%              (0.25)%           1.36%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.78)%          1.86%              (0.57)%           1.29%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.87)%          2.33%              (0.13)%           2.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.78)%          3.11%              (0.93)%           2.18%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.81)%          3.04%              (0.89)%           2.15%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (1.60)%          2.32%              (0.22)%           2.10%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (1.53)%          2.72%              (0.68)%           2.04%
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.83)%          2.33%              (0.13)%           2.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.78)%          2.74%              (0.56)%           2.18%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.81)%          2.66%              (0.51)%           2.15%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (1.60)%          2.18%              (0.08)%           2.10%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (1.53)%          2.44%              (0.40)%           2.04%
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.87)%          1.35%              (0.15)%           1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.81)%          1.56%              (0.36)%           1.20%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.86)%          1.36%              (0.16)%           1.20%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.71)%          1.27%              (0.07)%           1.20%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.68)%          1.43%              (0.23)%           1.20%

SMALL CAP OPPORTUNITIES
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.27)%          1.30%              (0.10)%           1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.57)%          1.31%              (0.11)%           1.20%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.81)%          1.27%              (0.02)%           1.25%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.37)%          1.33%              (0.08)%           1.25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.45)%          1.28%              (0.03)%           1.25%

SMALL COMPANY GROWTH
------------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....          (0.80)%          1.55%(4)           (0.10)%(4)        1.45%(4)
CLASS B
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....          (1.29)%          2.29%(4)           (0.09)%(4)        2.20%(4)
CLASS C
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....          (1.29)%          2.27%(4)           (0.07)%(4)        2.20%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.97)%          1.25%(4)           (0.05)%(4)        1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.65)%          1.34%(4)           (0.13)%(4)        1.21%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (0.68)%          1.25%(4)           (0.03)%(4)        1.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.44)%          1.21%(4)            0.00%(4)         1.21%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          (0.59)%          1.27%(4)           (0.02)%(4)        1.25%(4)

SMALL COMPANY VALUE
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.06)%          1.58%(4)           (0.13)%(4)        1.45%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.06%           1.43%(4)            0.00%(4)         1.43%(4)
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....           0.00%           2.32%(4)           (0.94)%(4)        1.38%(4)

                                                                    PORTFOLIO       NET ASSETS AT
                                                        TOTAL        TURNOVER       END OF PERIOD
                                                    RETURN(2)            RATE     (000'S OMITTED)
-------------------------------------------------------------------------------------------------
SIFE SPECIALIZED FINANCIAL SERVICES (CONTINUED)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          10.45%            221%         $    1,857
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          15.30%            356%         $    1,937
JANUARY 1, 2002 TO SEPTEMBER 30, 2002(10) ....         (13.77)%           187%         $    1,793
JANUARY 1, 2001 TO DECEMBER 31, 2001 .........          (3.90)%            11%         $    2,071
JANUARY 1, 2000 TO DECEMBER 31, 2000 .........          19.80%             16%         $    2,139
JANUARY 1, 1999 TO DECEMBER 31, 1999 .........          (9.30)%            25%         $    3,197

SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.88%            168%         $   60,857
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          33.44%            201%         $   55,862
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (26.53)%           221%         $   74,937
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (59.99)%           250%         $  101,201
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          81.03%            263%         $  203,164
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.05%            168%         $   21,846
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          32.26%            201%         $   27,842
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (27.00)%           221%         $   28,360
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (60.30)%           250%         $   44,832
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          79.74%            263%         $  116,520
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          13.06%            168%         $    5,968
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          32.30%            201%         $    9,356
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (27.02)%           221%         $    7,742
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (60.31)%           250%         $   10,856
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          79.72%            263%         $   28,018
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          14.24%            168%         $   42,603
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          33.50%            201%         $   54,431
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (26.32)%           221%         $   67,284
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (59.93)%           250%         $   96,626
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          81.35%            263%         $  186,315

SMALL CAP OPPORTUNITIES
-------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          25.25%            113%         $  534,600
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          28.47%            152%         $  381,786
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (9.81)%            97%         $  294,880
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (3.46)%           117%         $  283,154
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          46.20%            165%         $  271,936

SMALL COMPANY GROWTH
-------------------------------------------------------------------------------------------------
CLASS A
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....          (5.77)%           145%(5)      $      832
CLASS B
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....          (6.19)%           145%(5)      $      144
CLASS C
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ....          (5.59)%           145%(5)      $       28
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          12.40%            145%(5)      $  486,285
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          37.58%            163%(5)      $  432,328
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.16)%           169%(5)      $  329,964
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (23.33)%           206%(5)      $  431,695
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ........          34.00%            203%(5)      $  603,584

SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          22.75%             64%(5)      $   31,068
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          37.20%             80%(5)      $    8,783
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....         (15.70)%            98%(5)      $    4,276

WELLS FARGO STOCK FUNDS                                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                    BEGINNING             NET                 AND       DIVIDENDS     DISTRIBUTIONS
                                                    NET ASSET      INVESTMENT          UNREALIZED        FROM NET          FROM NET
                                                    VALUE PER          INCOME      GAIN (LOSS) ON      INVESTMENT          REALIZED
                                                        SHARE          (LOSS)         INVESTMENTS          INCOME             GAINS
-----------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE (CONTINUED)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  11.41           (0.08)               1.57             0.00             0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   8.38           (0.06)               3.09             0.00             0.00
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....       $  10.00           (0.03)              (1.59)            0.00             0.00
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  11.41           (0.08)               1.56             0.00             0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   8.38           (0.04)               3.07             0.00             0.00
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002 .....       $   9.05            0.00               (0.67)            0.00             0.00
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $  11.60            0.01                1.65             0.00             0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   8.44            0.01                3.15             0.00             0.00
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....       $  10.00            0.01               (1.57)            0.00             0.00

SPECIALIZED HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.51           (0.09)               1.07             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   7.81           (0.08)               1.78             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   9.70           (0.10)              (1.79)            0.00             0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......       $  10.00           (0.03)              (0.27)            0.00             0.00
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.32           (0.18)               1.07             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   7.72           (0.16)               1.76             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   9.66           (0.17)              (1.77)            0.00             0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......       $  10.00           (0.06)              (0.28)            0.00             0.00
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   9.33           (0.19)               1.08             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   7.73           (0.16)               1.76             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   9.66           (0.18)              (1.75)            0.00             0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......       $  10.00           (0.06)              (0.28)            0.00             0.00

SPECIALIZED TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   3.93           (0.07)               0.27             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   2.23            0.02                1.68             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   3.02           (0.06)              (0.73)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  10.11           (0.02)              (7.07)            0.00             0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..       $  10.00            0.00                0.11             0.00             0.00
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   3.85           (0.10)               0.26             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   2.19           (0.06)               1.72             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   3.00           (0.08)              (0.73)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  10.11           (0.06)              (7.05)            0.00             0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..       $  10.00            0.00                0.11             0.00             0.00
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........       $   3.84           (0.10)               0.26             0.00             0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........       $   2.19           (0.06)               1.71             0.00             0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........       $   3.00           (0.08)              (0.73)            0.00             0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........       $  10.11           (0.06)              (7.05)            0.00             0.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..       $  10.00            0.00                0.11             0.00             0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                     WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS          ENDING
                                                 IN EXCESS OF       NET ASSET
                                                     REALIZED       VALUE PER
                                                        GAINS           SHARE
-----------------------------------------------------------------------------
SMALL COMPANY VALUE (CONTINUED)
-----------------------------------------------------------------------------
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  13.38
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  11.41
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....           0.00        $   8.38
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  13.37
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  11.41
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002 .....           0.00        $   8.38
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  13.74
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $  11.60
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....           0.00        $   8.44

SPECIALIZED HEALTH SCIENCES
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  10.49
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   9.51
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   7.81
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......           0.00        $   9.70
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  10.21
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   9.32
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   7.72
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......           0.00        $   9.66
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $  10.22
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   9.33
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   7.73
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......           0.00        $   9.66

SPECIALIZED TECHNOLOGY
-----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   4.13
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   3.93
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   2.23
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $   3.02
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..           0.00        $  10.11
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   4.01
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   3.85
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   2.19
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $   3.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..           0.00        $  10.11
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.00        $   4.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.00        $   3.84
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........           0.00        $   2.19
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........           0.00        $   3.00
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..           0.00        $  10.11

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ------------------------------------------------------------------
                                                          NET
                                                   INVESTMENT           GROSS            EXPENSES              NET
                                                INCOME (LOSS)        EXPENSES              WAIVED         EXPENSES
------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE (CONTINUED)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.85)%          2.36%(4)          (0.16)%(4)         2.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.67)%          2.18%(4)           0.00%(4)          2.18%(4)
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....          (0.74)%          3.46%(4)          (1.32)%(4)         2.14%(4)
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.84)%          2.35%(4)          (0.15)%(4)         2.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (0.80)%          2.18%(4)           0.00%(4)          2.18%(4)
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002 .....           0.68%           7.48%(4)          (5.28)%(4)         2.20%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           0.15%           1.38%(4)          (0.18)%(4)         1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........           0.21%           1.21%(4)           0.00%(4)          1.21%(4)
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....           0.34%           3.58%(4)          (2.35)%(4)         1.23%(4)

SPECIALIZED HEALTH SCIENCES
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (0.87)%          1.84%             (0.19)%            1.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.02)%          2.25%             (0.60)%            1.65%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.07)%          1.92%             (0.27)%            1.65%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......          (0.95)%          2.66%             (1.01)%            1.65%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.62)%          2.59%             (0.19)%            2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.77)%          3.06%             (0.66)%            2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.82)%          2.87%             (0.47)%            2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......          (1.67)%          3.46%             (1.06)%            2.40%
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.63)%          2.59%             (0.19)%            2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.77)%          3.18%             (0.78)%            2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.82)%          3.03%             (0.63)%            2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......          (1.71)%          3.99%             (1.59)%            2.40%

SPECIALIZED TECHNOLOGY
------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (1.44)%          1.80%             (0.05)%            1.75%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (1.45)%          1.98%             (0.23)%            1.75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (1.37)%          2.47%             (0.72)%            1.75%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (0.47)%          2.00%             (0.25)%            1.75%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..          (0.13)%          2.02%             (0.27)%            1.75%
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (2.19)%          2.55%             (0.05)%            2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (2.10)%          3.08%             (0.58)%            2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (2.12)%          3.46%             (0.96)%            2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (1.24)%          2.72%             (0.22)%            2.50%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..          (0.88)%          2.77%             (0.27)%            2.50%
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          (2.19)%          2.54%             (0.04)%            2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          (2.10)%          2.91%             (0.41)%            2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........          (2.12)%          3.16%             (0.66)%            2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........          (1.22)%          2.66%             (0.16)%            2.50%
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..          (0.90)%          2.77%             (0.27)%            2.50%

                                                                       PORTFOLIO    NET ASSETS AT
                                                        TOTAL           TURNOVER    END OF PERIOD
                                                    RETURN(2)               RATE  (000'S OMITTED)
-------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE (CONTINUED)
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          21.89%             64%(5)      $   11,571
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          36.23%             80%(5)      $    7,520
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....         (16.20)%            98%(5)      $    4,860
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          21.80%             64%(5)      $    2,769
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          36.23%             80%(5)      $    1,497
AUGUST 30, 2002(3) TO SEPTEMBER 30, 2002 .....          (7.40)%            98%(5)      $       59
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          23.05%             64%(5)      $   59,797
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          37.51%             80%(5)      $   33,583
JANUARY 31, 2002(3) TO SEPTEMBER 30, 2002 ....         (15.60)%            98%(5)      $    5,465

SPECIALIZED HEALTH SCIENCES
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........          10.30%            266%         $   12,891
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          21.77%            150%         $   12,805
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.48)%           138%         $   12,217
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......          (3.00)%            48%         $   12,331
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           9.55%            266%         $   17,140
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          20.73%            150%         $   17,150
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (20.08)%           138%         $   15,576
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......          (3.40)%            48%         $   16,320
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           9.54%            266%         $    2,249
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          20.70%            150%         $    2,323
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (19.98)%           138%         $    2,051
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .......          (3.40)%            48%         $    2,277

SPECIALIZED TECHNOLOGY
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           5.09%            262%         $  104,033
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          76.23%            276%         $  110,730
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (26.16)%           388%         $   13,559
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (70.13)%           773%         $   22,946
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..           1.10%              7%         $   42,626
CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           4.16%            262%         $   28,648
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          75.80%            276%         $   31,758
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (27.00)%           388%         $   20,949
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (70.33)%           773%         $   34,218
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..           1.10%              7%         $   52,958
CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........           4.17%            262%         $    5,789
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........          75.34%            276%         $    7,076
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........         (27.00)%           388%         $    4,295
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........         (70.33)%           773%         $    7,320
SEPTEMBER 18, 2000(3) TO SEPTEMBER 30, 2000 ..           1.10%              7%         $   14,176

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)  Commencement of operations.

(4) Includes net expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(7)  Calculated based upon average shares outstanding.

(8)  The Fund changed its year end from June 30 to September 30.

(9)  Per share numbers have been adjusted to reflect a 2.0103 to 1 stock split.

(10) The Fund changed its year end from December 31 to September 30.

THE ACCOMPABYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Index Fund, Growth Fund, Growth Equity Fund, Index Fund, International Equity Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund, Montgomery Mid Cap Growth Fund, Montgomery Small Cap Fund, SIFE Specialized Financial Services Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Company Growth Fund, Small Company Value Fund, Specialized Health Sciences Fund, and Specialized Technology Fund.

      Each Fund, except for the Specialized Health Sciences Fund and the Specialized Technology Fund, is a diversified series of the Trust. The Specialized Health Sciences Fund and the Specialized Technology Fund are non-diversified series of the Trust.

      On December 18, 2002, the Board of Trustees of the Trust and on December 16, 2002, the Boards of Trustees of The Montgomery Funds and The Montgomery Funds II (the "Montgomery Funds"), approved an Agreement and Plan of Reorganization providing for the reorganization of certain of the Montgomery Funds into the Funds.

      Effective at the close of business on June 6, 2003, the Wells Fargo Montgomery Emerging Markets Focus Fund acquired all of the net assets of the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund. The Montgomery Emerging Markets Fund exchanged its 12,318,224 shares (valued at $108,543,966) for 7,292,595 shares of the Wells Fargo Montgomery Emerging Markets Focus Fund. The Montgomery Emerging Markets Focus Fund exchanged its 1,711,778 shares (valued at $25,284,108) for 1,710,914 shares of the Wells Fargo Montgomery Emerging Markets Focus Fund. The net assets of the Montgomery Emerging Markets Fund and Montgomery Emerging Markets Focus Fund included unrealized appreciation of $9,505,328 and $2,838,430, respectively.

      Effective at the close of business on June 6, 2003, the Wells Fargo Montgomery Mid Cap Growth Fund acquired all of the net assets of the Wells Fargo Mid Cap Growth Fund. The Wells Fargo Mid Cap Growth Fund exchanged its 2,054,687 shares (valued at $9,692,238) for 18,956,825 shares of the Wells Fargo Montgomery Mid Cap Growth Fund. The net assets of the Wells Fargo Mid Cap Growth Fund included unrealized appreciation of $1,179,303.

      Effective at the close of business on June 6, 2003, the Wells Fargo Specialized Technology Fund acquired all of the net assets of the Montgomery Global Tech, Telecom and Media Fund. The Montgomery Global Tech, Telecom and Media Fund exchanged its 9,437,260 shares (valued at $77,163,322) for 23,350,424 Class A shares of the Wells Fargo Specialized Technology Fund. The net assets of the Montgomery Global Tech, Telecom and Media Fund included unrealized appreciation of $7,481,476.

      Effective at the close of business on June 6, 2003, the Wells Fargo Large Company Growth Fund acquired all of the net assets of the Montgomery Growth Fund. The Montgomery Growth Fund exchanged its 13,690,585 shares (valued at $137,747,283) for 3,227,013 Class A shares of the Wells Fargo Large Company Growth Fund. The net assets of the Montgomery Growth Fund included unrealized appreciation of $2,612,042.

      Effective at the close of business on June 6, 2003, the Wells Fargo International Equity Fund acquired all of the net assets of the Montgomery International Growth Fund. The Montgomery International Growth Fund exchanged its 2,582,160 shares (valued at $24,589,432) for 2,587,232 Class A shares of the Wells Fargo International Equity Fund. The net assets of the Montgomery International Growth Fund included unrealized appreciation of $1,141,158.

      Effective at the close of business on June 6, 2003, the Equity Income Fund acquired all of the net assets of the Equity Value Fund. The Equity Value Fund Class A exchanged 1,869,407 shares (valued at $15,101,853) for 482,018 Class A shares of the Equity Income Fund. The Equity Value Fund Class B exchanged 3,219,004 shares (valued at $21,054,936) for 672,254 Class B shares of the Equity Income Fund. The Equity Value Fund Class C exchanged 103,826 shares (valued at $678,264) for 21,019 Class C shares of the Equity Income Fund. The Equity Value Fund Institutional Class exchanged 3,540,583 shares (valued at $28,549,983) for 912,354 Institutional Class shares of the Equity Income Fund. The net assets of the Equity Value Fund included unrealized depreciation of $3,243,478.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
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each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

      The Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Index Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages in each Master Portfolio by the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Index Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund are as follows:

                                            Diversified      Diversified        Equity      Growth Equity
                                            Equity Fund     Small Cap Fund      Income          Fund
DISCIPLINED GROWTH PORTFOLIO                    38%              N/A              N/A             15%

EQUITY INCOME PORTFOLIO                         16%              N/A               65%           N/A

INDEX PORTFOLIO                                 19%              N/A              N/A            N/A

INTERNATIONAL EQUITY PORTFOLIO                  34%              N/A              N/A             26%

LARGE CAP APPRECIATION PORTFOLIO                30%              N/A              N/A            N/A

LARGE CAP VALUE PORTFOLIO                       30%              N/A              N/A            N/A

LARGE COMPANY GROWTH PORTFOLIO                   7%              N/A              N/A              5%

OVERSEAS PORTFOLIO                              34%              N/A              N/A             26%

SMALL CAP INDEX PORTFOLIO                       15%               47%             N/A             20%

SMALL COMPANY GROWTH PORTFOLIO                   6%               18%             N/A              8%

SMALL COMPANY VALUE PORTFOLIO                   10%               33%             N/A             14%

                                                               Large Cap       Large Cap    Large Company
                                            Index Fund     Appreciation Fund     Value       Growth Fund
INDEX PORTFOLIO                                  59%             N/A             N/A             N/A

LARGE CAP APPRECIATION PORTFOLIO                N/A               33%            N/A             N/A

LARGE CAP VALUE PORTFOLIO                       N/A              N/A               2%            N/A

LARGE COMPANY GROWTH PORTFOLIO                  N/A              N/A             N/A              79%

                                           Small Company     Small Company
                                            Growth Fund       Value Fund

SMALL COMPANY GROWTH PORTFOLIO                   61%              N/A

SMALL COMPANY VALUE PORTFOLIO                   N/A                24%

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
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2. SIGNIFICANT ACCOUNTING POLICIES
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      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund and the SIFE Specialized Financial Services Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

                                                           Undistributed Net    Undistributed Net
Fund                                                       Investment Income    Realized Gain/Loss    Paid-in Capital
DIVERSIFIED EQUITY FUND                                    $        (518,148)   $          529,070    $       (10,922)

DIVERSIFIED SMALL CAP FUND                                         1,017,714            (1,021,345)             3,631

EQUITY INCOME FUND                                                  (291,409)           (3,615,247)         3,906,656

EQUITY INDEX FUND                                                    (46,778)               51,202             (4,424)

GROWTH FUND                                                          978,658                     1           (978,659)

GROWTH EQUITY FUND                                                   516,826               423,407           (940,233)

INDEX FUND                                                           (68,816)               73,669            (4,853)

INTERNATIONAL EQUITY FUND                                           (573,149)             (496,491)         1,069,640

LARGE CAP APPRECIATION FUND                                            7,881                     0             (7,881)

LARGE COMPANY GROWTH FUND                                         14,426,497                     0        (14,426,497)

MONTGOMERY EMERGING MARKETS FOCUS FUND                               (58,211)            2,307,768         (2,249,557)

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND                      (314,955)              320,354             (5,399)

MONTGOMERY MID CAP GROWTH FUND                                       459,372                     0           (459,372)

MONTGOMERY SMALL CAP FUND                                            996,692                     0           (996,692)

SIFE SPECIALIZED FINANCIAL SERVICES FUND                                   0           (10,294,481)        10,294,481

SMALL CAP GROWTH FUND                                              1,701,211               201,730         (1,902,941)

SMALL CAP OPPORTUNITIES FUND                                       1,285,817           (12,174,888)        10,889,071

SMALL COMPANY GROWTH FUND                                          3,830,648               104,290         (3,934,938)

SMALL COMPANY VALUE FUND                                              68,495               (69,303)               808

SPECIALIZED HEALTH SCIENCES FUND                                     449,323                54,619           (503,942)

SPECIALIZED TECHNOLOGY FUND                                        1,006,093            (5,658,992)         4,652,899

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2004.

      At September 30, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
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                                                               Capital Loss
Fund                                    Year Expires           Carryforwards

EQUITY INCOME                               2011               $     983,016

GROWTH FUND                                 2010                  23,793,504

                                            2011                  35,299,099

INDEX FUND                                  2010                  12,406,176

                                            2011                  32,325,753

                                            2012                   3,784,012

INTERNATIONAL EQUITY FUND                   2008                   4,920,854

                                            2009                  49,771,550

                                            2010                  24,061,440

                                            2011                  45,537,020

                                            2012                  17,699,856

LARGE CAP VALUE FUND                        2012                         448

LARGE COMPANY GROWTH FUND                   2010                  91,866,464

                                            2011                 244,482,638

                                            2012                  44,771,320

MONTGOMERY EMERGING MARKET

FOCUS FUND                                  2005                  35,239,180

                                            2006                 199,922,247

                                            2007                  22,895,349

                                            2008                   1,693,484

                                            2009                  41,422,225

                                            2010                  14,971,904

MONTGOMERY INSTITUTIONAL

EMERGING MARKET FUND                        2006                  21,855,712

                                            2009                  13,476,505

                                            2010                   6,538,143

MONTGOMERY MID CAP

GROWTH FUND                                 2010                   1,438,991

SMALL CAP GROWTH FUND                       2006                   3,026,764

                                            2007                   1,513,382

                                            2010                 197,341,404

                                            2011                  94,078,304

SMALL COMPANY GROWTH FUND                   2011                  12,464,111

SPECIALIZED TECHNOLOGY FUND                 2008                  10,300,690

                                            2009                 145,715,707

                                            2010                  56,253,017

                                            2011                  12,261,527

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      At September 30, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                      Deferred Post-October
Fund                                                      Capital Loss

LARGE CAP VALUE FUND                                         $46,667

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2004, the following Fund(s) held futures contracts:

                                                                                       Net Unrealized
                                                                         Notional       Appreciation
      Fund             Contracts        Type          Expiration Date     Amount       (Depreciation)
EQUITY INDEX FUND      14 Long      S&P 500 Index     December 2004      3,916,450            (14,300)

INVESTMENTS SOLD SHORT

      Certain Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Securities sold short at September 30, 2004, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
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SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. As of October 1, 2004, the amount Wells Fargo Bank, N.A. will receive for its service will reduce to 35%. The value of the securities on loan and the value of the related collateral at September 30, 2004 are shown on the Statement of Assets and Liabilities.

      At September 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                                                                                              Money
                                                      Repurchase   Short-Term    Mid-Term    Market
Fund                                                  Agreements   Securities   Securities    Fund    Total
EQUITY INDEX FUND                                        29%          59%          11%          1%     100%

GROWTH FUND                                              13%          74%          12%          1%     100%

INTERNATIONAL EQUITY FUND                                 0%           0%           0%        100%     100%

MONTGOMERY EMERGING MARKETS FOCUS FUND                   25%          69%           4%          2%     100%

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND           25%          68%           5%          2%     100%

MONTGOMERY MID CAP GROWTH FUND                           29%          60%           9%          2%     100%

MONTGOMERY SMALL CAP FUND                                30%          50%          18%          2%     100%

SIFE SPECIALIZED FINANCIAL SERVICES FUND                 15%          43%          41%          1%     100%

SMALL CAP GROWTH FUND                                    29%          52%          17%          2%     100%

SMALL CAP OPPORTUNITIES FUND                             31%          49%          18%          2%     100%

SPECIALIZED HEALTH SCIENCES FUND                         24%          71%           3%          2%     100%

SPECIALIZED TECHNOLOGY FUND                              34%          61%           3%          2%     100%

Fund                                                  A Ratings    AA Ratings   AAA Ratings   Non-rated     Total
EQUITY INDEX FUND                                        71%           4%           14%          11%         100%

GROWTH FUND                                              53%           2%           15%          30%         100%

INTERNATIONAL EQUITY FUND                                 0%           0%           0%          100%         100%

MONTGOMERY EMERGING MARKETS FOCUS FUND                   54%           6%           18%          22%         100%

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND           53%           6%           19%          22%         100%

MONTGOMERY MID CAP GROWTH FUND                           70%           7%           20%          3%          100%

MONTGOMERY SMALL CAP FUND                                70%           7%           20%          3%          100%

SIFE SPECIALIZED FINANCIAL SERVICES FUND                 84%           4%           12%          0%          100%

SMALL CAP GROWTH FUND                                    70%           7%           20%          3%          100%

SMALL CAP OPPORTUNITIES FUND                             70%           6%           18%          6%          100%

SPECIALIZED HEALTH SCIENCES FUND                         51%           6%           18%          25%         100%

SPECIALIZED TECHNOLOGY FUND                              72%           6%           16%          6%          100%

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or "when-issued" basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the for the year ended September 30, 2004, were as follows:

                                    SIFE SPECIALIZED            SPECIALIZED HEALTH           SPECIALIZED TECHNOLOGY
                                 FINANCIAL SERVICES FUND          SCIENCES FUND                       FUND
                                  Principal                    Principal                     Principal
                                   Amount       Premiums        Amount       Premiums         Amount        Premiums
                                of Contracts    Received     of Contracts    Received      of Contracts     Received
Call Options Written

OPTIONS AT BEGINNING OF PERIOD  $      3,000   $  400,981    $          0   $        0     $          0    $        0

OPTIONS WRITTEN                        9,000      919,389              95       10,824            2,899       805,542

OPTIONS TERMINATED IN
   CLOSING TRANSACTIONS              (12,000)  (1,320,370)              0            0           (1,302)     (385,211)

OPTIONS EXPIRED                            0            0             (95)     (10,824)          (1,268)     (324,496)

OPTIONS EXERCISED                          0            0               0            0                0             0

OPTIONS AT END OF PERIOD                   0            0               0            0              329        95,835

Put Options Written

OPTIONS AT BEGINNING OF PERIOD             0            0               0            0                0             0

OPTIONS WRITTEN                        4,000      540,612               0            0            4,944     1,087,390

OPTIONS TERMINATED IN
   CLOSING TRANSACTIONS               (4,000)    (540,612)              0            0           (2,630)     (603,518)

OPTIONS EXPIRED                            0            0               0            0             (783)     (298,176)

Options exercised                          0            0               0            0                0             0

OPTIONS AT END OF PERIOD                   0            0               0            0            1,531       185,696

3. EXPENSES
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ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                            Sub-Advisory
                                               Advisory Fees**                                               Fees (% of
                        Average Daily          (% of Average                           Average Daily       Average Daily
Fund                      Net Assets         Daily Net Assets)      Sub-Adviser          Net Assets         Net Assets)
EQUITY INDEX            $0 -   499 million         0.100          Wells Capital       $0 - 200 million         0.02
FUND                  $500 -   999 million         0.100            Management          > $200 million         0.01
                        $1 -  2.99 billion         0.075           Incorporated
                        $3 -  4.99 billion         0.075
                           > $4.99 billion         0.050

GROWTH FUND             $0 -   499 million         0.750          Wells Capital       $0 - 200 million         0.25
                      $500 -   999 million         0.700            Management      $200 - 400 million         0.20
                        $1 -  2.99 billion         0.650           Incorporated         > $400 million         0.15
                        $3 -  4.99 billion         0.625
                           > $4.99 billion         0.600

INTERNATIONAL           $0 -   499 million         0.950         Artisan Partners     $0 - 200 million         0.35
EQUITY FUND*          $500 -   999 million         0.900                LP              > $200 million         0.25
                        $1 -  2.99 billion         0.850            LSV Asset         $0 - 200 million         0.35
                        $3 -  4.99 billion         0.825            Management          > $200 million         0.25
                           > $4.99 billion         0.800             New Star         $0 - 200 million         0.35
                                                                  Institutional         > $200 million         0.25
                                                                   Managers Ltd

MONTGOMERY              $0 -   499 million         1.100          Wells Capital       $0 - 200 million         0.35
EMERGING              $500 -   999 million         1.050            Management          > $200 million         0.25
MARKETS FOCUS           $1 -  2.99 billion         1.000           Incorporated
FUND                    $3 -  4.99 billion         0.975
                           > $4.99 billion         0.950

MONTGOMERY              $0 -   499 million         1.100          Wells Capital       $0 - 200 million         0.35
INSTITUTIONAL         $500 -   999 million         1.050            Management          > $200 million         0.25
EMERGING MARKETS        $1 -  2.99 billion         1.000           Incorporated
FUND                    $3 -  4.99 billion         0.975
                           > $4.99 billion         0.950

MONTGOMERY              $0 -   499 million         0.750          Wells Capital       $0 - 200 million         0.25
MID CAP               $500 -   999 million         0.700            Management          > $200 million         0.20
GROWTH                  $1 -  2.99 billion         0.650           Incorporated
FUND                    $3 -  4.99 billion         0.625
                           > $4.99 billion         0.600

MONTGOMERY              $0 -   499 million         0.900          Wells Capital       $0 - 200 million         0.25
SMALL CAP             $500 -   999 million         0.850            Management          > $200 million         0.20
FUND                    $1 -  2.99 billion         0.800           Incorporated
                        $3 -  4.99 billion         0.775
                           > $4.99 billion         0.750

SIFE SPECIALIZED        $0 -   499 MILLION         0.950          WELLS CAPITAL       $0 - 200 million         0.25
FINANCIAL             $500 -   999 million         0.900            Management      $200 - 400 million         0.20
SERVICES                $1 -  2.99 billion         0.850           Incorporated         > $400 million         0.15
FUND                    $3 -  4.99 billion         0.825
                           > $4.99 billion         0.800

SMALL CAP GROWTH        $0 -   499 million         0.900          Wells Capital       $0 - 200 million         0.25
FUND                  $500 -   999 million         0.850            Management          > $200 million         0.20
                        $1 -  2.99 billion         0.800           Incorporated
                        $3 -  4.99 billion         0.775
                           > $4.99 billion         0.750

SMALL CAP               $0 -   499 million         0.900             Schroder         $0 - 275 million         0.50
OPPORTUNITIES         $500 -   999 million         0.850            Investment          > $275 million         0.45
FUND                    $1 -  2.99 billion         0.800            Management
                        $3 -  4.99 billion         0.775          North America
                           >$ 4.99 billion         0.750           Incorporated

SPECIALIZED HEALTH      $0 -   499 million         0.950           RCM Capital        $0 - 100 million         0.95
SCIENCES              $500 -   999 million         0.900            Management      $100 - 500 million         0.65
FUND                    $1 -  2.99 billion         0.850               LLC              > $200 million         0.60
                        $3 -  4.99 billion         0.825
                           > $4.99 billion         0.800

SPECIALIZED             $0 -   499 million         1.050           RCM Capital         $0 - 50 million         1.00
TECHNOLOGY            $500 -   999 million         1.000            Management       $50 - 100 million         0.70
FUND                    $1 -  2.99 billion         0.950               LLC              > $100 million
                        $3 -  4.99 billion         0.925
                           > $4.99 billion         0.900

      *Effective September 15, 2004, Artisan Partners, L.P. ("Artisan"), LSV Asset Management ("LSV") and New Star Institutional Managers Ltd. ("New Star") each began providing sub-advisory services to a one-third portion of the assets of the International Equity Fund under an interim sub-advisory agreement subject to the sub-advisory rates referenced above. Prior to September 15, 2004, WCM served as the Fund's sub-advisor and was paid at the same rate as each of the new sub-advisors.

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      **Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                              Advisory Fees
                                                           (% of Average Daily
Fund                                                           Net Assets)

EQUITY INDEX FUND***                                               0.15

GROWTH FUND                                                        0.75

INTERNATIONAL EQUITY FUND                                          1.00

MONTGOMERY EMERGING MARKETS FOCUS FUND                             1.10

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND                     1.10

MONTGOMERY MID CAP GROWTH FUND                                     0.75

MONTGOMERY SMALL CAP FUND                                          0.90

SIFE SPECIALIZED FINANCIAL SERVICES FUND                           0.95

SMALL CAP GROWTH FUND                                              0.90

SMALL CAP OPPORTUNITIES FUND                                       0.90

SPECIALIZED HEALTH SCIENCES FUND                                   0.95

SPECIALIZED TECHNOLOGY FUND                                        1.05

      ***The Equity Index Fund reduced its advisory fee effective February 1, 2004 from 0.25% to 0.15%.

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

      For each Fund that invests all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

      For the period from January 17, 2003 through June 8, 2003, Wells Capital Management served as the investment adviser to each predecessor portfolio of the Montgomery Emerging Markets Focus, Montgomery Institutional Emerging Markets, Montgomery Mid Cap Growth and Montgomery Small Cap Funds (the "Wells Fargo Montgomery Funds") pursuant to an interim investment management agreement. Prior to January 17, 2003, Montgomery Asset Management, LLC ("MAM") served as the investment adviser for each of the predecessor portfolios of the Wells Fargo Montgomery Funds. Under the interim agreement with Wells Capital Management, the contractual investment advisory fees were the same as those under the prior agreement with MAM. The fees were as follows:

                                                                                      Advisory Fees
                                                              Average Daily           (% of Average
Fund                                                           Net Assets           Daily Net Assets)
MONTGOMERY EMERGING MARKETS FOCUS FUND                        $0 - 250 million            1.10
                                                            $250 - 500 million            1.00
                                                                > $500 million            0.90

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND                 $0 - 50 million            1.25
                                                             $50 - 100 million            1.00
                                                                > $100 million            0.90

MONTGOMERY MID CAP GROWTH FUND                                $0 - 200 million            1.40
                                                                > $200 million            1.25

MONTGOMERY SMALL CAP FUND                                     $0 - 250 million            1.00
                                                                > $250 million            0.80

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                   Admin Fees
                         Average Daily           (% of Average
                           Net Assets          Daily Net Assets)
FUND LEVEL*             $0 - 4.99 billion            0.05
                        $5 - 9.99 billion            0.04
                           > 9.99 billion            0.03

CLASS A                                              0.28

CLASS B                                              0.28

CLASS C                                              0.28

INSTITUTIONAL                                        0.20

SELECT                                               0.10

      * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

      Prior to June 9, 2003, MAM served as administrator for each predecessor portfolio of the Wells Fargo Montgomery Funds, and was entitled to receive a fee per fund ranging from 0.04% to 0.07%, depending on the fund and the level of assets.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

      Prior to June 9, 2003, DST Systems, Inc. served as the transfer agent for each predecessor portfolio of the Wells Fargo Montgomery Funds.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                  % of Average
Fund                                            Daily Net Assets

INTERNATIONAL EQUITY FUND                            0.10%

MONTGOMERY EMERGING MARKETS FOCUS FUND               0.25%

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND       0.25%

SPECIALIZED HEALTH SCIENCES FUND                     0.07%

SPECIALIZED TECHNOLOGY FUND                          0.07%

ALL OTHER FUNDS                                      0.02%

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

      Prior to June 9, 2003, J.P. Morgan Chase Bank served as custodian for the predecessor portfolios of the Wells Fargo Montgomery Funds.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                  % of Average
Share Class                                     Daily Net Assets

CLASS A, CLASS B, CLASS C                            0.25%

INSTITUTIONAL CLASS*                                 0.10%

SELECT CLASS                                         0.00%

      *Fee applies only to Institutional Class shares of the Diversified Small Cap, Montgomery Small Cap, Small Cap Growth, Small Cap Opportunities, Small Company Growth and Small Company Value Funds.

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      For the year ended September 30, 2004, shareholder servicing fees paid were as follows:

                                                                              Institutional     Select
Fund                                          Class A     Class B   Class C       Class          Class
DIVERSIFIED EQUITY FUND                      $ 235,152   $231,166   $26,807               0        N/A

DIVERSIFIED SMALL CAP FUND                         N/A        N/A       N/A         393,005        N/A

EQUITY INCOME FUND                             465,292    231,978    30,531               0        N/A

EQUITY INDEX FUND                              857,414    145,987       N/A             N/A        N/A

GROWTH FUND                                    326,351     22,650       N/A               0        N/A

GROWTH EQUITY FUND                              49,334     34,192     8,252               0        N/A

INDEX FUND                                         N/A        N/A       N/A               0        N/A

INTERNATIONAL EQUITY FUND                      147,834     44,093     6,937               0        N/A

LARGE CAP APPRECIATION FUND                     10,130      3,887     1,555               0        N/A

LARGE CAP VALUE FUND                             2,478      1,404       366               0        N/A

LARGE COMPANY GROWTH FUND                    1,005,194    622,673   104,487               0          0

MONTGOMERY EMERGING MARKETS FOCUS FUND         363,651      4,782     5,605               0        N/A

MONTGOMERY MID CAP GROWTH FUND                 233,707     16,279     2,290             N/A        N/A

MONTGOMERY SMALL CAP FUND                      218,235      1,289       464           3,690        N/A

SIFE SPECIALIZED FINANCIAL SERVICES FUND     1,291,470     39,477     5,119             N/A        N/A

SMALL CAP GROWTH FUND                          164,686     67,551    25,958          52,410        N/A

SMALL CAP OPPORTUNITIES FUND                       N/A        N/A       N/A         478,200        N/A

SMALL COMPANY GROWTH FUND                          727        125        48         499,561        N/A

SMALL COMPANY VALUE FUND                        49,077     25,136     5,837          48,015        N/A

SPECIALIZED HEALTH SCIENCES FUND                33,865     44,979     6,053             N/A        N/A

SPECIALIZED TECHNOLOGY FUND                    286,226     81,672    16,774             N/A        N/A

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

      Prior to June 9, 2003, Funds Distributor, Inc. served as the distributor to the predecessor portfolios of the Wells Fargo Montgomery Funds, and received distribution fees at an annual rate of 0.25% of average daily net assets of the funds' Class A shares and 0.75% of average daily net assets of the funds' Class B and Class C shares.

      For the year ended September 30, 2004, distribution fees paid are disclosed in the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to June 9, 2003, J.P. Morgan Chase Bank served as custodian for the predecessor portfolios of the Wells Fargo Montgomery Funds.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the year ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                              Net Operating Expense Limitations
Fund                                                 Class A   Class B   Class C   Institutional   Select
DIVERSIFIED EQUITY FUND                                 1.25%     2.00%     2.00%           1.00%     N/A

DIVERSIFIED SMALL CAP FUND                               N/A       N/A       N/A            1.20%     N/A

EQUITY INCOME FUND                                      1.10%     1.85%     1.85%           0.85%     N/A

EQUITY INDEX FUND*                                      0.64%     1.39%      N/A             N/A      N/A

GROWTH FUND                                             1.25%     2.00%      N/A            1.00%     N/A

GROWTH EQUITY FUND                                      1.50%     2.25%     2.25%           1.25%     N/A

INDEX FUND                                               N/A       N/A       N/A            0.25%     N/A

INTERNATIONAL EQUITY FUND                               1.50%     2.25%     2.25%           1.25%     N/A

LARGE CAP APPRECIATION FUND                             1.25%     2.00%     2.00%           1.00%     N/A

LARGE CAP VALUE FUND                                    1.25%     2.00%     2.00%           1.00%     N/A

LARGE COMPANY GROWTH FUND                               1.20%     1.95%     1.95%           0.95%    0.75%

MONTGOMERY EMERGING MARKETS FOCUS FUND                  1.90%     2.65%     2.65%           1.60%     N/A

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND           N/A       N/A       N/A             N/A     1.25%

MONTGOMERY MID CAP GROWTH FUND                          1.45%     2.20%     2.20%            N/A      N/A

MONTGOMERY SMALL CAP FUND                               1.40%     2.15%     2.15%           1.20%     N/A

SIFE SPECIALIZED FINANCIAL SERVICES FUND                1.35%     2.10%     2.10%            N/A      N/A

SMALL CAP GROWTH FUND                                   1.45%     2.20%     2.20%           1.20%     N/A

SMALL CAP OPPORTUNITIES FUND                             N/A       N/A       N/A            1.20%     N/A

SMALL COMPANY GROWTH FUND                               1.45%     2.20%     2.20%           1.20%     N/A

SMALL COMPANY VALUE FUND                                1.45%     2.20%     2.20%           1.20%     N/A

SPECIALIZED HEALTH SCIENCES FUND                        1.65%     2.40%     2.40%            N/A      N/A

SPECIALIZED TECHNOLOGY FUND                             1.75%     2.50%     2.50%            N/A      N/A

      *Effective 2/11/04. Prior to that date the limitations were Class A 0.67% and Class B 1.41%.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2004, were as follows:

Fund                                         Purchases at Cost    Sales Proceeds

DIVERSIFIED EQUITY FUND*                     $     548,752,024    $  502,490,233

DIVERSIFIED SMALL CAP FUND*                        352,146,552       305,630,427

EQUITY INCOME FUND*                                131,251,879       283,769,966

EQUITY INDEX FUND                                    8,773,140        24,054,875

GROWTH FUND                                         97,789,353       136,237,577

GROWTH EQUITY FUND*                                293,942,934       268,087,729

INDEX FUND*                                        113,916,747        21,742,866

INTERNATIONAL EQUITY FUND                          474,750,036       404,182,392

LARGE CAP APPRECIATION FUND*                        52,887,730        47,294,124

LARGE CAP VALUE FUND*                                4,102,035         3,834,155

LARGE COMPANY GROWTH FUND*                         535,732,352       377,586,154

MONTGOMERY EMERGING MARKETS FOCUS FUND             408,043,030       392,674,759

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND      96,503,250       102,744,265

MONTGOMERY MID CAP GROWTH FUND                     175,894,079       184,422,763

MONTGOMERY SMALL CAP FUND                          152,923,991       171,995,865

SIFE SPECIALIZED FINANCIAL SERVICES FUND         1,104,521,752     1,204,293,065

SMALL CAP GROWTH FUND                              258,154,154       294,435,931

SMALL CAP OPPORTUNITIES FUND                       545,977,606       496,577,999

SMALL COMPANY GROWTH FUND*                         700,016,368       684,422,655

SMALL COMPANY VALUE FUND*                           72,564,054        55,880,151

SPECIALIZED HEALTH SCIENCES FUND                    86,933,865        89,857,981

SPECIALIZED TECHNOLOGY FUND                        362,595,745       386,759,246

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      *These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2004, there were no borrowings under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                                                     Ordinary        Long-Term     Dividend Paid
                                                      Income       Capital Gain    on Redemption        Total
   Fund                                                2004            2004            2004             2004
DIVERSIFIED EQUITY FUND                             $11,115,950    $           0   $           0     $11,115,950

DIVERSIFIED SMALL CAP FUND                                    0        2,149,514               0       2,149,514

EQUITY INCOME FUND                                   18,700,430       50,886,437               0      69,586,867

EQUITY INDEX FUND                                     4,150,166       10,524,165               0      14,674,331

INDEX FUND                                           12,191,997                0               0      12,191,997

INTERNATIONAL EQUITY FUND                             2,515,479                0               0       2,515,479

LARGE CAP VALUE FUND                                        223                0               0             223

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND        1,191,535                0               0       1,191,535

SIFE SPECIALIZED FINANCIAL SERVICES FUND             11,070,670       94,074,364       3,823,729     108,968,763

SMALL CAP OPPORTUNITIES FUND                          5,853,385        7,904,476               0      13,757,861

SMALL COMPANY VALUE FUND                              1,552,233          900,100               0       2,452,333

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                     Ordinary        Long-Term     Dividend Paid
                                                      Income       Capital Gain    on Redemption        Total
   Fund                                                2003            2003            2003             2003
DIVERSIFIED EQUITY FUND                             $ 7,223,848    $           0   $           0     $ 7,223,848

DIVERSIFIED SMALL CAP FUND                                    0        1,852,831               0       1,852,831

EQUITY INCOME FUND                                   21,224,191       91,685,582         234,040     113,143,813

EQUITY INDEX FUND                                     4,257,214       13,973,151               0      18,230,356

GROWTH EQUITY FUND                                      156,548                0               0         156,548

INDEX FUND                                           10,498,671                0               0      10,498,671

INTERNATIONAL EQUITY FUND                               543,245                0               0         543,245

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND          238,482                0               0         238,482

SIFE SPECIALIZED FINANCIAL SERVICES FUND              5,575,145                0               0       5,575,145

SMALL CAP OPPORTUNITIES FUND                                  0      170,033,555               0     170,033,555

SMALL COMPANY VALUE FUND                                 11,788                0               0          11,788

      As of September 30, 2004, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to deferred loss on wash sale, REIT and PFIC (Passive Foreign Investment Company) adjustments.

                                         Undistributed    Undistributed      Unrealized         Capital
                                           Ordinary         Long-Term       Appreciation      Loss Carry-
      Fund                                  Income            Gain         (Depreciation)      forward *         Total
DIVERSIFIED EQUITY FUND**                $  18,574,751    $  48,174,794    $  363,214,234    $          0     $429,963,779

DIVERSIFIED SMALL CAP FUND**                 2,203,215       22,767,824        50,109,540               0       75,080,579

EQUITY INCOME FUND**                         3,857,851       41,324,437        (1,980,314)       (983,016)      42,218,958

EQUITY INDEX FUND                            3,007,034       14,575,485       164,296,784               0      181,879,303

GROWTH FUND                                          0                0        21,947,305     (59,092,603)     (37,145,298)

GROWTH EQUITY FUND**                                 0        2,438,841       195,201,844               0      197,640,685

INDEX FUND**                                 5,915,033                0       325,518,185     (48,515,941)     282,917,277

INTERNATIONAL EQUITY FUND                    1,335,790                0        15,159,909    (141,990,720)    (125,495,021)

LARGE CAP APPRECIATION FUND**                        0          460,606         1,813,505               0        2,274,111

LARGE CAP VALUE FUND**                           1,051                0            48,373         (47,115)           2,309

LARGE COMPANY GROWTH FUND**                          0                0       188,624,489    (381,120,422)    (192,495,933)

MONTGOMERY EMERGING MARKETS
FOCUS FUND                                           0                0        22,743,305    (316,144,389)    (293,401,084)

MONTGOMERY INSTITUTIONAL
EMERGING MARKETS FUND                          789,813                0        16,157,090     (41,870,360)     (24,923,457)

MONTGOMERY MID CAP
GROWTH FUND                                          0        5,731,115         6,168,838      (1,438,991)      10,460,962

MONTGOMERY SMALL CAP FUND                            0        1,036,943         2,189,994               0        3,226,937

SIFE SPECIALIZED FINANCIAL
SERVICES FUND                               17,257,163       17,728,631        60,957,935               0       95,943,729

SMALL CAP GROWTH FUND                                0                0         4,641,397    (295,959,854)    (291,318,457)

SMALL CAP OPPORTUNITIES FUND                39,259,074       30,933,964        53,639,223               0      123,832,261

SMALL COMPANY GROWTH FUND**                          0                0        16,776,716     (12,464,111)       4,312,605

SMALL COMPANY VALUE FUND**                   1,556,201        2,476,311         9,536,246               0       13,568,758

SPECIALIZED HEALTH SCIENCES FUND                     0           67,375          (885,389)              0         (818,014)

SPECIALIZED TECHNOLOGY FUND                          0                0         8,389,268    (224,530,942)    (216,141,674)

* This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

**    The amounts shown are based on the Fund's tax year of May 31, 2004.

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
      AS OF SEPTEMBER 30, 2004, THE TRUST HAS AUTHORIZED AN UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST WITHOUT PAR VALUE. TRANSACTIONS IN CAPITAL SHARES FOR EACH FUND ARE DISCLOSED BELOW:
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2004
                                                      ------------------------------------------------------------
                                                                           SHARES
                                                                        ISSUED ON                     NET INCREASE
                                                                     REINVESTMENT                       (DECREASE)
                                                           SHARES              OF          SHARES        IN SHARES
FUND NAME                                                    SOLD   DISTRIBUTIONS        REDEEMED      OUTSTANDING
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         821,145          14,461        (430,724)         404,882
CLASS B .........................................         220,833               0        (775,127)        (554,294)
CLASS C .........................................          75,798             229        (147,401)         (71,374)
INSTITUTIONAL CLASS .............................       2,260,680         250,738      (5,367,792)      (2,856,374)

DIVERSIFIED SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS .............................      12,781,203         147,063      (5,266,204)       7,662,062

EQUITY INCOME FUND(1)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       1,483,225         284,316      (1,532,001)         235,540
CLASS B .........................................         182,396         135,008      (1,141,176)        (823,772)
CLASS C .........................................          86,233          15,083        (177,647)         (76,331)
INSTITUTIONAL CLASS .............................       2,592,859         855,198      (7,676,739)      (4,228,682)

EQUITY INDEX FUND(2)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         635,129         267,984        (895,043)           8,070
CLASS B .........................................         119,005          38,606        (384,013)        (226,402)
CLASS O .........................................             N/A             N/A             N/A              N/A

GROWTH FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       1,178,928               0      (2,434,003)      (1,255,075)
CLASS B .........................................          65,969               0        (858,363)        (792,394)
INSTITUTIONAL CLASS .............................         348,612               0      (1,818,246)      (1,469,634)

GROWTH EQUITY FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         294,681               0        (250,199)          44,482
CLASS B .........................................          54,515               0        (223,589)        (169,074)
CLASS C .........................................          40,112               0        (123,727)         (83,615)
INSTITUTIONAL CLASS .............................       1,718,153               0      (2,210,223)        (492,070)

INDEX FUND
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS .............................       8,138,475         232,802      (5,142,413)       3,228,864

INTERNATIONAL EQUITY FUND(1)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       3,151,543          27,964      (3,459,427)        (279,920)
CLASS B .........................................         153,967               0        (887,112)        (733,145)
CLASS C .........................................         217,640               0        (332,246)        (114,606)
INSTITUTIONAL CLASS .............................      16,612,771         110,559      (8,085,712)       8,637,618

LARGE CAP APPRECIATION FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       4,822,793               0      (2,858,420)       1,964,373
CLASS B .........................................          34,620               0         (42,032)          (7,412)
CLASS C .........................................          20,796               0          (7,820)          12,976
INSTITUTIONAL CLASS .............................         520,102               0        (902,819)        (382,717)

LARGE CAP VALUE FUND(3)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         152,310              19         (16,813)         135,516
CLASS B .........................................         105,747               0          (9,380)          96,367
CLASS C .........................................          30,923               0          (6,261)          24,662
INSTITUTIONAL CLASS .............................          33,621               0          (2,854)          30,767

LARGE COMPANY GROWTH FUND(1)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       4,929,398               0      (3,111,713)       1,817,685
CLASS B .........................................         366,629               0      (1,103,460)        (736,831)
CLASS C .........................................         196,445               0        (419,891)        (223,446)
INSTITUTIONAL CLASS .............................      16,322,384             228     (12,363,530)       3,959,082
SELECT CLASS ....................................       1,274,881               0         (37,958)       1,236,923

(1) "SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. (SEE NOTE 1).

(2)  SHARE CLASS O OF THE EQUITY INDEX FUND WAS LIQUIDATED ON JANUARY 20, 2003.

(3)  FUND COMMENCED ON AUGUST 29, 2003.

(4) FOR THE WELLS FARGO MONTGOMERY FUNDS, PRIOR PERIOD INFORMATION PRESENTED IS FROM JULY 1, 2003 TO SEPTEMBER 30, 2003.

NOTES TO FINANCIAL STATEMENTS                            WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2004
                                                        ----------------------------------------------------------
                                                                           SHARES
                                                                        ISSUED ON                     NET INCREASE
                                                                     REINVESTMENT                       (DECREASE)
                                                           SHARES              OF          SHARES        IN SHARES
FUND NAME                                                    SOLD   DISTRIBUTIONS        REDEEMED      OUTSTANDING
------------------------------------------------------------------------------------------------------------------
DIVERSIFIED EQUITY FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         547,553          6,542         (407,745)         146,350
CLASS B .........................................         297,242              0         (637,290)        (340,048)
CLASS C .........................................         105,646              0          (70,205)          35,441
INSTITUTIONAL CLASS .............................       3,842,213        206,423       (6,652,921)      (2,604,285)

DIVERSIFIED SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS .............................       7,897,937        177,424       (5,024,607)       3,050,754

EQUITY INCOME FUND(1)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       1,528,661        407,540       (1,080,084)         856,117
CLASS B .........................................         938,286        266,025       (1,251,780)         (47,469)
CLASS C .........................................         134,133         22,093          (76,007)          80,219
INSTITUTIONAL CLASS .............................       5,555,543      1,751,330       (9,712,640)      (2,405,767)

EQUITY INDEX FUND(2)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         337,356        391,452         (835,142)        (106,334)
CLASS B .........................................         194,910         57,525         (294,519)         (42,084)
CLASS O .........................................               3            213           (6,336)          (6,120)

GROWTH FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       1,599,751              0       (2,684,899)      (1,085,148)
CLASS B .........................................         120,162              0       (1,589,895)      (1,469,733)
INSTITUTIONAL CLASS .............................         770,907              0       (3,318,787)      (2,547,880)

GROWTH EQUITY FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         231,162              0         (173,773)          57,389
CLASS B .........................................          76,178              0         (195,660)        (119,482)
CLASS C .........................................          55,140              0          (20,644)          34,496
INSTITUTIONAL CLASS .............................       1,724,858          7,318       (2,141,744)        (409,568)

INDEX FUND
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS .............................       6,745,859        238,577       (4,243,595)       2,740,841

INTERNATIONAL EQUITY FUND(1)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................      47,797,060              0      (45,152,591)       2,644,469
CLASS B .........................................         147,145              0       (1,573,580)      (1,426,435)
CLASS C .........................................         371,728              0         (369,363)           2,365
INSTITUTIONAL CLASS .............................      24,200,043         45,702      (41,309,604)     (17,063,859)

LARGE CAP APPRECIATION FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................          50,716              0          (54,161)          (3,445)
CLASS B .........................................          46,887              0          (21,298)          25,589
CLASS C .........................................          40,217              0          (10,108)          30,109
INSTITUTIONAL CLASS .............................       1,603,296              0         (268,194)       1,335,102

LARGE CAP VALUE FUND(3)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................           7,770              0                0            7,770
CLASS B .........................................           3,816              0                0            3,816
CLASS C .........................................           1,210              0                0            1,210
INSTITUTIONAL CLASS .............................           1,000              0                0            1,000

LARGE COMPANY GROWTH FUND(1)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       5,814,453              0       (1,631,159)       4,183,294
CLASS B .........................................         487,617              0       (1,223,923)        (736,306)
CLASS C .........................................         374,960              0         (221,606)         153,354
INSTITUTIONAL CLASS .............................      17,628,578              0       (7,158,365)      10,470,213
SELECT CLASS ....................................             N/A            N/A              N/A              N/A

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7. CAPITAL SHARE TRANSACTIONS (CONTINUED)
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2004
                                                      ------------------------------------------------------------
                                                                           SHARES
                                                                        ISSUED ON                     NET INCREASE
                                                                     REINVESTMENT                       (DECREASE)
                                                           SHARES              OF          SHARES        IN SHARES
FUND NAME                                                    SOLD   DISTRIBUTIONS        REDEEMED      OUTSTANDING
------------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FOCUS FUND(1)(4)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       2,064,073               0      (1,917,162)         146,911
CLASS B .........................................         152,882               0         (32,646)         120,236
CLASS C .........................................         149,683               0         (58,231)          91,452
INSTITUTIONAL CLASS .............................       1,906,142               0      (1,113,630)         792,512

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND(4)
------------------------------------------------------------------------------------------------------------------
SELECT CLASS ....................................          92,404          22,529        (147,419)         (32,486)

MONTGOMERY MID CAP GROWTH FUND(1)(4)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       1,573,411               0      (2,928,519)      (1,355,108)
CLASS B .........................................         435,248               0        (270,405)         164,843
CLASS C .........................................         108,826               0         (48,451)          60,375

MONTGOMERY SMALL CAP FUND(4)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       1,535,693               0      (6,301,110)      (4,765,417)
CLASS B .........................................          56,542               0          (2,168)          54,374
CLASS C .........................................          22,560               0         (12,274)          10,286
INSTITUTIONAL CLASS .............................       3,113,761               0         (35,174)       3,078,587

SIFE SPECIALIZED FINANCIAL SERVICES FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       7,773,542      23,702,325     (26,336,936)       5,138,931
CLASS B .........................................         236,698         876,691      (3,153,897)      (2,040,508)
CLASS C .........................................          71,741          88,480        (129,495)          30,726

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       1,640,608               0      (1,828,024)        (187,416)
CLASS B .........................................         131,946               0        (822,159)        (690,213)
CLASS C .........................................         301,146               0        (631,865)        (330,719)
INSTITUTIONAL CLASS .............................       1,080,247               0      (2,370,034)      (1,289,787)

SMALL CAP OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS .............................       4,680,608         429,874      (2,981,714)       2,128,768

SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................          41,421               0         (10,332)          31,089
CLASS B .........................................           5,989               0            (581)           5,408
CLASS C .........................................           2,267               0          (1,238)           1,029
INSTITUTIONAL CLASS .............................       3,483,694               0      (3,472,825)          10,869

SMALL COMPANY VALUE FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       2,093,919          38,534        (618,429)       1,514,024
CLASS B .........................................         380,677          27,546        (202,057)         206,166
CLASS C .........................................         140,845           5,817         (70,854)          75,808
INSTITUTIONAL CLASS .............................       2,863,114         117,077      (1,523,009)       1,457,182

SPECIALIZED HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         258,297               0        (376,273)        (117,976)
CLASS B .........................................         117,978               0        (278,215)        (160,237)
CLASS C .........................................          26,222               0         (55,182)         (28,960)

SPECIALIZED TECHNOLOGY FUND(1)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       5,079,894               0      (8,039,336)      (2,959,442)
CLASS B .........................................         406,449               0      (1,509,769)      (1,103,320)
CLASS C .........................................         176,809               0        (572,088)        (395,279)

(1) "SHARES SOLD" INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. (SEE NOTE 1).

(2)  SHARE CLASS O OF THE EQUITY INDEX FUND WAS LIQUIDATED ON JANUARY 20, 2003.

(3)  FUND COMMENCED ON AUGUST 29, 2003.

(4) FOR THE WELLS FARGO MONTGOMERY FUNDS, PRIOR PERIOD INFORMATION PRESENTED IS FROM JULY 1, 2003 TO SEPTEMBER 30, 2003.

                                                                   FOR THE YEAR OR PERIOD ENDED SEPTEMBER 30, 2004
                                                      ------------------------------------------------------------
                                                                           SHARES
                                                                        ISSUED ON                     NET INCREASE
                                                                     REINVESTMENT                       (DECREASE)
                                                           SHARES              OF          SHARES        IN SHARES
FUND NAME                                                    SOLD   DISTRIBUTIONS        REDEEMED      OUTSTANDING
------------------------------------------------------------------------------------------------------------------
MONTGOMERY EMERGING MARKETS FOCUS FUND(1)(4)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         130,517               0        (403,847)        (273,330)
CLASS B .........................................          14,606               0               0           14,606
CLASS C .........................................          25,732               0             (42)          25,690
INSTITUTIONAL CLASS .............................         158,065               0        (199,396)         (41,331)

MONTGOMERY INSTITUTIONAL EMERGING MARKETS FUND(4)
------------------------------------------------------------------------------------------------------------------
SELECT CLASS ....................................          22,133               0         (53,898)         (31,765)

MONTGOMERY MID CAP GROWTH FUND(1)(4)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         162,688               0        (757,594)        (594,906)
CLASS B .........................................         120,433               0         (56,322)          64,111
CLASS C .........................................          26,087               0          (9,615)          16,472

MONTGOMERY SMALL CAP FUND(4)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       3,028,972               0        (137,506)       2,891,466
CLASS B .........................................           9,549               0            (814)           8,735
CLASS C .........................................           7,464               0               0            7,464
INSTITUTIONAL CLASS .............................          33,955               0               0           33,955

SIFE SPECIALIZED FINANCIAL SERVICES FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       4,049,176       1,298,136     (22,363,995)     (17,016,683)
CLASS B .........................................         396,511          29,535      (1,269,282)        (843,236)
CLASS C .........................................          85,925           2,341        (115,683)         (27,417)

SMALL CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................       2,077,838               0      (5,476,714)      (3,398,876)
CLASS B .........................................         178,010               0        (962,856)        (784,846)
CLASS C .........................................         184,200               0        (256,048)         (71,848)
INSTITUTIONAL CLASS .............................       1,371,646               0      (4,042,505)      (2,670,859)

SMALL CAP OPPORTUNITIES FUND
------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS .............................       2,713,079         677,573      (2,534,196)         856,456

SMALL COMPANY GROWTH FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................             N/A             N/A             N/A              N/A
CLASS B .........................................             N/A             N/A             N/A              N/A
CLASS C .........................................             N/A             N/A             N/A              N/A
INSTITUTIONAL CLASS .............................       2,453,057               0      (3,360,905)        (907,848)

SMALL COMPANY VALUE FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         616,218             283        (363,859)         252,642
CLASS B .........................................         232,474             301        (153,665)          79,110
CLASS C .........................................         130,112              10          (6,011)         124,111
INSTITUTIONAL CLASS .............................       3,042,406             623        (794,761)       2,248,268

SPECIALIZED HEALTH SCIENCES FUND
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................         217,904               0        (434,983)        (217,079)
CLASS B .........................................         174,086               0        (351,893)        (177,807)
CLASS C .........................................          47,593               0         (64,129)         (16,536)

SPECIALIZED TECHNOLOGY FUND(1)
------------------------------------------------------------------------------------------------------------------
CLASS A .........................................      27,236,070               0      (5,183,901)      22,052,169
CLASS B .........................................         540,220               0      (1,840,805)      (1,300,585)
CLASS C .........................................         320,412               0        (438,167)        (117,755)

WELLS FARGO STOCK FUNDS                            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

8. MISCELLANEOUS
--------------------------------------------------------------------------------

FOREIGN TAXES PAYABLE

      Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statue. For the taxable years since their inception dates, each of the Wells Fargo Montgomery Emerging Markets Focus Fund (the "Focus Fund"), as successor to the Montgomery Emerging Market Fund, and the Wells Fargo Montgomery Institutional Emerging Markets Fund (the "Emerging Markets Fund"), as successor to the Montgomery Institutional Series: Emerging Markets Portfolio, have been assessed taxes, net of the refunds, in addition to those previously paid of approximately $590,000 and $0, respectively. Each Fund filed administrative appeals to these assessments in April 2003.

      On August 1, 2003, the Focus Fund received a demand for one-half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and an agreement was reached on August 8, 2003 for the Focus Fund to make such payment. The Focus Fund made the determination to accrue the entire amount of approximately $590,000 as a tax expense and paid approximately one-half of the amount to the India Tax Authority.

      The Funds continue to pursue the administrative appeals process and will reverse such accruals and recognize tax refunds in the event of a favorable disposition.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM  WELLS FARGO STOCK FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUND TRUST:

      We have audited the accompanying statements of assets and liabilities of the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Index Fund, Growth Fund, Growth Equity Fund, Index Fund, International Equity Fund, Large Cap Appreciation Fund, Large Cap Value Fund, Large Company Growth Fund, Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund, Montgomery Mid Cap Growth Fund, Montgomery Small Cap Fund, SIFE Specialized Financial Services Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Company Growth Fund, Small Company Value Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, (collectively the "Funds") twenty-two Funds constituting Wells Fargo Funds Trust, including the portfolios of investments as of September 30, 2004, and the related statements of operations for the year or period then ended, statements of changes in net assets for the periods presented on pages 130 to 141, and the financial highlights for the periods presented on pages 142 to 155. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the SIFE Specialized Financial Services Fund for the three years ended December 31, 2001 were audited by other auditors whose report dated February 1, 2002 expressed an unqualified opinion on those financial highlights. The financial highlights of the Montgomery Emerging Markets Focus Fund, Montgomery Institutional Emerging Markets Fund, Montgomery Mid-Cap Growth Fund, and Montgomery Small Cap Fund for the three years ended June 30, 2002 were audited by other auditors whose report dated August 16, 2002 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2004, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
November 22, 2004

WELLS FARGO STOCK FUNDS                              TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The following funds have elected to pass through to their shareholders the foreign taxes paid during the tax year ended September 30, 2004. The foreign income and taxes paid were as follows:

                                                    Foreign           Foreign
Fund                                                 Income            Taxes

INTERNATIONAL EQUITY FUND                          $7,472,663         $794,851

MONTGOMERY INSTITUTIONAL EMERGING MARKET FUND       2,935,670          430,110

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Equity Index Fund, the SIFE Specialized Financial Services Fund and the Small Cap Opportunities Fund designate 100.00%, 36.28% and 7.02%, respectively, of the ordinary income dividends distributed during the year as qualifying for the corporate dividend-received deduction.

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate capital gain dividends as follows:

                                                    Capital Gain
Fund                                                  Dividends

EQUITY INDEX FUND                                   $ 10,524,165

SIFE SPECIALIZED FINANCIAL SERVICES                   97,898,093

SMALL CAP OPPORTUNITIES FUND                          38,838,440


      The following funds designate the income dividends distributed between October 1, 2003 and September 30, 2004, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code, as follows:

                                                 % of Qualifying
                                                    Dividend
Fund                                              Income (QDI)

EQUITY INDEX FUND                                    100.00%

INTERNATIONAL EQUITY FUND                            100.00%

MONTGOMERY INSTITUTIONAL EMERGING MARKET FUND         56.78%

SIFE SPECIALIZED FINANCIAL SERVICES                   33.12%

SMALL CAP OPPORTUNITIES FUND                           5.43%

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.53%

AMUSEMENT & RECREATION SERVICES - 2.61%
  129,400   INTERNATIONAL GAME TECHNOLOGY<<                      $    4,651,930
                                                                 --------------

APPAREL & ACCESSORY STORES - 2.01%
   97,400   AMERICAN EAGLE OUTFITTERS INCORPORATED                    3,589,190
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 2.55%
   74,100   PULTE HOMES INCORPORATED                                  4,547,517
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 2.16%
   98,400   HOME DEPOT INCORPORATED                                   3,857,280
                                                                 --------------

BUSINESS SERVICES - 13.83%
   97,100   ADOBE SYSTEMS INCORPORATED                                4,803,537
   81,900   ELECTRONIC ARTS INCORPORATED+<<                           3,766,581
  239,400   MICROSOFT CORPORATION                                     6,619,410
  143,200   ROBERT HALF INTERNATIONAL INCORPORATED                    3,690,264
  105,400   SYMANTEC CORPORATION+<<                                   5,784,352

                                                                     24,664,144
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.79%
   86,000   GENENTECH INCORPORATED+                                   4,508,120
  108,000   GILEAD SCIENCES INCORPORATED+<<                           4,037,040
  170,800   PFIZER INCORPORATED                                       5,226,480
  101,000   PROCTER & GAMBLE COMPANY                                  5,466,120

                                                                     19,237,760
                                                                 --------------

DEPOSITORY INSTITUTIONS - 2.20%
   98,700   JP MORGAN CHASE & COMPANY                                 3,921,351
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 14.27%
  112,000   AMPHENOL CORPORATION CLASS A+                             3,837,120
  190,200   COMVERSE TECHNOLOGY INCORPORATED+                         3,581,466
  138,900   GENERAL ELECTRIC COMPANY                                  4,664,262
  207,400   INTEL CORPORATION                                         4,160,444
   65,600   INTERNATIONAL BUSINESS MACHINES CORPORATION               5,624,544
  155,600   NETWORK APPLIANCE INCORPORATED+                           3,578,800

                                                                     25,446,636
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 4.34%
   51,000   FORTUNE BRANDS INCORPORATED                               3,778,590
  115,000   MASCO CORPORATION                                         3,970,950

                                                                      7,749,540
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.83%
   67,000   PEPSICO INCORPORATED                                      3,259,550
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.06%
   97,800   WILLIAMS-SONOMA INCORPORATED+                             3,672,390
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.60%
   76,200   3M COMPANY                                           $    6,093,714
  266,800   CISCO SYSTEMS INCORPORATED+                               4,829,080
  124,200   DELL INCORPORATED+                                        4,421,520

                                                                     15,344,314
                                                                 --------------

INSURANCE CARRIERS - 6.59%
  102,000   FIDELITY NATIONAL FINANCIAL INCORPORATED                  3,886,200
   73,000   SAFECO CORPORATION                                        3,332,450
   61,500   UNITEDHEALTH GROUP INCORPORATED                           4,535,010

                                                                     11,753,660
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 2.22%
   93,300   COACH INCORPORATED+<<                                     3,957,786
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 8.53%
   60,000   BAUSCH & LOMB INCORPORATED<<                              3,987,000
   71,000   BECTON DICKINSON & COMPANY                                3,670,700
   72,000   STRYKER CORPORATION<<                                     3,461,760
   51,800   ZIMMER HOLDINGS INCORPORATED+                             4,094,272

                                                                     15,213,732
                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 2.54%
   84,800   COVENTRY HEALTH CARE INCORPORATED+<<                      4,525,776
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.50%
  110,800   JOHNSON & JOHNSON                                         6,241,364
                                                                 --------------

MISCELLANEOUS RETAIL - 4.96%
   94,200   COSTCO WHOLESALE CORPORATION                              3,914,952
   92,900   WAL-MART STORES INCORPORATED                              4,942,280

                                                                      8,857,232
                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.94%
   37,000   UNITED TECHNOLOGIES CORPORATION                           3,455,060
                                                                 --------------

TOTAL COMMON STOCK (COST $160,187,908)                              173,946,212
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 14.25%
            COLLATERAL FOR SECURITY LENDING                          25,413,115

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,413,115)           25,413,115
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 2.53%

MUTUAL FUND - 2.53%
4,504,359   WELLS FARGO MONEY MARKET TRUST~++                    $    4,504,359
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,504,359)                        4,504,359
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $190,105,382)*                                114.31%      $  203,863,686
OTHER ASSETS AND LIABILITIES, NET                   (14.31)         (25,522,382)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  178,341,304
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

~    THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY

     PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,504,359.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $190,105,382 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                  $18,765,979
       GROSS UNREALIZED DEPRECIATION                   (5,007,675)
                                                      -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $13,758,304

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 99.79%

BUSINESS SERVICES - 1.61%
1,010,400   MICROSOFT CORPORATION                                $   27,937,560
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 11.26%
  415,325   ABBOTT LABORATORIES<<                                    17,593,167
  379,272   AIR PRODUCTS & CHEMICALS INCORPORATED                    20,624,811
  752,984   DU PONT (E.I.) DE NEMOURS & COMPANY                      32,227,715
   42,477   HOSPIRA INCORPORATED+                                     1,299,796
  464,685   MERCK & COMPANY INCORPORATED                             15,334,605
  941,935   PFIZER INCORPORATED                                      28,823,211
  736,510   PROCTER & GAMBLE COMPANY                                 39,859,921
  933,581   ROHM & HAAS COMPANY                                      40,115,976

                                                                    195,879,202
                                                                 --------------

COMMUNICATIONS - 3.46%
   33,640   AT&T CORPORATION                                            481,725
  464,890   SBC COMMUNICATIONS INCORPORATED                          12,063,895
1,209,886   VERIZON COMMUNICATIONS INCORPORATED                      47,645,311

                                                                     60,190,931
                                                                 --------------

DEPOSITORY INSTITUTIONS - 13.61%
  850,970   BANK OF AMERICA CORPORATION                              36,872,530
1,072,765   CITIGROUP INCORPORATED                                   47,330,392
1,605,415   JP MORGAN CHASE & COMPANY                                63,783,138
2,129,301   US BANCORP                                               61,536,799
  577,915   WACHOVIA CORPORATION<<                                   27,133,109

                                                                    236,655,968
                                                                 --------------

EATING & DRINKING PLACES - 2.83%
  1,756,720  MCDONALD'S CORPORATION                                  49,240,862
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.55%
   25,858   DOMINION RESOURCES INCORPORATED<<                         1,687,234
  211,145   FIRSTENERGY CORPORATION                                   8,673,837
  262,210   FPL GROUP INCORPORATED<<                                 17,914,187
  783,265   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<           33,367,089

                                                                     61,642,347
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 12.36%
  951,650   EMERSON ELECTRIC COMPANY                                 58,897,618
2,015,144   GENERAL ELECTRIC COMPANY                                 67,668,536
  440,700   INTEL CORPORATION                                         8,840,442
  577,367   INTERNATIONAL BUSINESS MACHINES CORPORATION              49,503,447
  896,635   MOTOROLA INCORPORATED                                    16,175,295
1,015,670   NOKIA OYJ ADR                                            13,934,992

                                                                    215,020,330
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 3.64%
  854,510   FORTUNE BRANDS INCORPORATED                              63,310,646
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

FOOD & KINDRED PRODUCTS - 6.10%
1,199,795   PEPSICO INCORPORATED                                 $   58,370,027
2,084,275   SARA LEE CORPORATION<<                                   47,646,526

                                                                    106,016,553
                                                                 --------------

GENERAL MERCHANDISE STORES - 4.58%
1,144,045   MAY DEPARTMENT STORES COMPANY<<                          29,321,874
1,113,845   TARGET CORPORATION                                       50,401,486

                                                                     79,723,360
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.51%
  546,091   3M COMPANY                                               43,670,897
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.21%
  545,880   METLIFE INCORPORATED                                     21,098,262
                                                                 --------------

INSURANCE CARRIERS - 5.65%
  131,019   AEGON NV<<                                                1,415,005
  462,195   ALLSTATE CORPORATION                                     22,180,738
  606,643   AMERICAN INTERNATIONAL GROUP INCORPORATED                41,245,658
1,012,150   ST PAUL COMPANIES INCORPORATED                           33,461,679

                                                                     98,303,080
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.93%
  275,000   BAXTER INTERNATIONAL INCORPORATED                         8,844,000
  478,959   BECTON DICKINSON & COMPANY<<                             24,762,180

                                                                     33,606,180
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.72%
2,859,815   HEWLETT-PACKARD COMPANY                                  53,621,531
  505,315   JOHNSON & JOHNSON<<                                      28,464,394

                                                                     82,085,925
                                                                 --------------

MOTION PICTURES - 1.32%
1,015,640   WALT DISNEY COMPANY                                      22,902,682
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.73%
  923,430   AMERICAN EXPRESS COMPANY<<                               47,519,708
                                                                 --------------

PAPER & ALLIED PRODUCTS - 1.06%
  284,700   KIMBERLY-CLARK CORPORATION                               18,388,773
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.15%
  466,108   BP PLC ADR                                               26,815,193
  931,470   CHEVRONTEXACO CORPORATION                                49,964,051
  310,175   CONOCOPHILLIPS                                           25,697,999
1,563,286   EXXON MOBIL CORPORATION                                  75,553,612
  307,034   ROYAL DUTCH PETROLEUM COMPANY                            15,842,955

                                                                    193,873,810
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 0.78%
  275,000   MORGAN STANLEY                                           13,557,500
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

TOBACCO PRODUCTS - 1.47%
   542,100    ALTRIA GROUP INCORPORATED<<                        $   25,500,384
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.26%
 1,093,630   HONEYWELL INTERNATIONAL INCORPORATED                    39,217,573
                                                                 --------------

TOTAL COMMON STOCK (COST $1,342,116,031)                          1,735,342,533
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 4.71%
            COLLATERAL FOR SECURITY LENDING                          81,953,982

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $81,953,982)           81,953,982
                                                                 --------------
SHORT-TERM INVESTMENTS - 0.12%

MUTUAL FUND - 0.12%
 2,046,487   WELLS FARGO MONEY MARKET TRUST~++                        2,046,487
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,046,487)                        2,046,487
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,426,116,500)*                              104.62%      $1,819,343,002
OTHER ASSETS AND LIABILITIES, NET                    (4.62)         (80,282,988)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $1,739,060,014
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

~    THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY

     PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,046,487.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,426,116,500 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                $444,164,833
       GROSS UNREALIZED DEPRECIATION                 (50,938,331)
                                                    ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)   $393,226,502

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 98.84%

AMUSEMENT & RECREATION SERVICES - 0.17%
   19,620   HARRAH'S ENTERTAINMENT INCORPORATED<<                $    1,039,468
   60,409   INTERNATIONAL GAME TECHNOLOGY<<                           2,171,703

                                                                      3,211,171
                                                                 --------------

APPAREL & ACCESSORY STORES - 0.47%
  158,415   GAP INCORPORATED<<                                        2,962,361
   59,891   KOHL'S CORPORATION+                                       2,886,147
   82,835   LIMITED BRANDS                                            1,846,392
   24,614   NORDSTROM INCORPORATED<<                                    941,239

                                                                      8,636,139
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.13%
   21,859   JONES APPAREL GROUP INCORPORATED                            782,552
   18,881   LIZ CLAIBORNE INCORPORATED                                  712,191
   19,326   VF CORPORATION                                              955,671

                                                                      2,450,414
                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
   46,731   AUTONATION INCORPORATED+<<                                  798,166
   14,573   AUTOZONE INCORPORATED+<<                                  1,125,764

                                                                      1,923,930
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
   11,286   RYDER SYSTEM INCORPORATED                                   530,893
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.17%
   21,661   CENTEX CORPORATION<<                                      1,093,014
    8,116   KB HOME                                                     685,721
   22,246   PULTE HOMES INCORPORATED                                  1,365,237

                                                                      3,143,972
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.28%
  384,828   HOME DEPOT INCORPORATED                                  15,085,258
  136,658   LOWE'S COMPANIES INCORPORATED                             7,427,362
   24,954   SHERWIN-WILLIAMS COMPANY                                  1,096,978

                                                                     23,609,598
                                                                 --------------

BUSINESS SERVICES - 7.19%
   42,029   ADOBE SYSTEMS INCORPORATED                                2,079,175
   22,431   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<      1,248,734
   19,894   AUTODESK INCORPORATED                                       967,445
  102,393   AUTOMATIC DATA PROCESSING INCORPORATED                    4,230,879
   39,103   BMC SOFTWARE INCORPORATED+                                  618,218
  185,047   CENDANT CORPORATION                                       3,997,015
   29,648   CITRIX SYSTEMS INCORPORATED+                                519,433
  102,602   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<          2,698,433
   33,079   COMPUTER SCIENCES CORPORATION+<<                          1,558,021
   67,692   COMPUWARE CORPORATION+                                      348,614

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

BUSINESS SERVICES (CONTINUED)
   24,985   CONVERGYS CORPORATION+                               $      335,549
    8,769   DELUXE CORPORATION                                          359,704
  115,867   EBAY INCORPORATED+                                       10,652,812
   53,229   ELECTRONIC ARTS INCORPORATED+<<                           2,448,002
   89,807   ELECTRONIC DATA SYSTEMS CORPORATION                       1,741,358
   23,878   EQUIFAX INCORPORATED<<                                      629,424
  150,300   FIRST DATA CORPORATION                                    6,538,050
   34,229   FISERV INCORPORATED+                                      1,193,223
   40,991   IMS HEALTH INCORPORATED                                     980,505
   73,993   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<              783,586
   33,576   INTUIT INCORPORATED+                                      1,524,350
   16,327   MERCURY INTERACTIVE CORPORATION+<<                          569,486
1,905,820   MICROSOFT CORPORATION                                    52,695,923
   20,789   MONSTER WORLDWIDE INCORPORATED+                             512,241
   16,511   NCR CORPORATION+<<                                          818,780
   67,779   NOVELL INCORPORATED+                                        427,685
   32,822   OMNICOM GROUP INCORPORATED                                2,397,975
  906,359   ORACLE CORPORATION+                                      10,223,730
   47,173   PARAMETRIC TECHNOLOGY CORPORATION+                          249,073
   64,308   PEOPLESOFT INCORPORATED+                                  1,276,514
   30,202   ROBERT HALF INTERNATIONAL INCORPORATED                      778,306
   88,605   SIEBEL SYSTEMS INCORPORATED+                                668,082
  583,010   SUN MICROSYSTEMS INCORPORATED+                            2,355,360
   50,551   SUNGARD DATA SYSTEMS INCORPORATED+                        1,201,597
   55,241   SYMANTEC CORPORATION+<<                                   3,031,626
   58,693   UNISYS CORPORATION+                                         605,712
   75,868   VERITAS SOFTWARE CORPORATION+                             1,350,450
  238,488   YAHOO! INCORPORATED+<<                                    8,087,128

                                                                    132,702,198
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 10.61%
  273,647   ABBOTT LABORATORIES<<                                    11,591,687
   39,840   AIR PRODUCTS & CHEMICALS INCORPORATED                     2,166,499
   15,897   ALBERTO-CULVER COMPANY CLASS B                              691,202
  221,913   AMGEN INCORPORATED+                                      12,578,029
   19,362   AVERY DENNISON CORPORATION                                1,273,632
   82,886   AVON PRODUCTS INCORPORATED<<                              3,620,461
  340,960   BRISTOL-MYERS SQUIBB COMPANY                              8,070,523
   32,904   CHIRON CORPORATION+<<                                     1,454,357
   37,343   CLOROX COMPANY                                            1,990,382
   93,086   COLGATE PALMOLIVE COMPANY                                 4,205,625
  164,668   DOW CHEMICAL COMPANY                                      7,439,700
  174,916   DU PONT (E.I.) DE NEMOURS & COMPANY                       7,486,405
   13,645   EASTMAN CHEMICAL COMPANY                                    648,820
   45,125   ECOLAB INCORPORATED                                       1,418,730
  198,172   ELI LILLY & COMPANY                                      11,900,229
   64,903   FOREST LABORATORIES INCORPORATED+<<                       2,919,337
   39,963   GENZYME CORPORATION+<<                                    2,174,387

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
   75,471   GILEAD SCIENCES INCORPORATED+<<                      $    2,821,106
  175,608   GILLETTE COMPANY                                          7,329,878
    8,902   GREAT LAKES CHEMICAL CORPORATION                            227,891
   27,353   HOSPIRA INCORPORATED+                                       837,002
   16,516   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED             630,911
   42,341   KING PHARMACEUTICALS INCORPORATED+                          505,552
   43,689   MEDIMMUNE INCORPORATED+<<                                 1,035,429
  388,905   MERCK & COMPANY INCORPORATED                             12,833,865
   46,805   MONSANTO COMPANY                                          1,704,638
   47,104   MYLAN LABORATORIES INCORPORATED                             847,872
1,323,536   PFIZER INCORPORATED                                      40,500,202
   30,107   PPG INDUSTRIES INCORPORATED<<                             1,844,957
   56,956   PRAXAIR INCORPORATED<<                                    2,434,299
  445,610   PROCTER & GAMBLE COMPANY                                 24,116,413
   39,324   ROHM & HAAS COMPANY                                       1,689,752
  258,085   SCHERING-PLOUGH CORPORATION<<                             4,919,100
   12,112   SIGMA-ALDRICH CORPORATION                                   702,496
   19,185   WATSON PHARMACEUTICALS INCORPORATED+                        565,190
  233,796   WYETH                                                     8,743,970

                                                                    195,920,528
                                                                 --------------

COMMUNICATIONS - 4.54%
   54,031   ALLTEL CORPORATION<<                                      2,966,842
  139,301   AT&T CORPORATION                                          1,994,790
  478,450   AT&T WIRELESS SERVICES INCORPORATED+                      7,071,491
   79,340   AVAYA INCORPORATED+                                       1,106,000
  320,900   BELLSOUTH CORPORATION                                     8,702,808
   23,667   CENTURYTEL INCORPORATED<<                                   810,358
  103,422   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                 3,223,664
  391,733   COMCAST CORPORATION CLASS A+                             11,062,540
  195,188   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+<<             4,653,282
  318,156   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+          1,059,460
  580,831   SBC COMMUNICATIONS INCORPORATED                          15,072,564
  254,617   SPRINT CORPORATION-FON GROUP<<                            5,125,440
   56,540   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<          1,787,229
  485,270   VERIZON COMMUNICATIONS INCORPORATED                      19,109,933

                                                                     83,746,401
                                                                 --------------

DEPOSITORY INSTITUTIONS - 10.58%
   62,004   AMSOUTH BANCORPORATION<<                                  1,512,898
  712,991   BANK OF AMERICA CORPORATION                              30,893,900
  136,376   BANK OF NEW YORK COMPANY INCORPORATED                     3,978,088
   97,183   BB&T CORPORATION                                          3,857,193
  908,020   CITIGROUP INCORPORATED                                   40,061,842
   30,042   COMERICA INCORPORATED                                     1,782,993
   99,901   FIFTH THIRD BANCORP                                       4,917,127
   21,646   FIRST HORIZON NATIONAL CORPORATION<<                        938,571
   26,780   GOLDEN WEST FINANCIAL CORPORATION                         2,971,241

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
   40,260   HUNTINGTON BANCSHARES INCORPORATED                   $    1,002,877
  624,368   JP MORGAN CHASE & COMPANY                                24,806,141
   71,307   KEYCORP                                                   2,253,301
   20,522   M&T BANK CORPORATION                                      1,963,955
   39,060   MARSHALL & ILSLEY CORPORATION<<                           1,574,118
   74,321   MELLON FINANCIAL CORPORATION                              2,057,948
  116,169   NATIONAL CITY CORPORATION                                 4,486,447
   54,671   NORTH FORK BANCORPORATION INCORPORATED<<                  2,430,126
   38,530   NORTHERN TRUST CORPORATION                                1,572,024
   49,493   PNC FINANCIAL SERVICES GROUP                              2,677,571
   80,996   REGIONS FINANCIAL CORPORATION                             2,677,728
   58,344   SOUTHTRUST CORPORATION                                    2,430,611
   60,168   SOVEREIGN BANCORP INCORPORATED                            1,312,866
   58,941   STATE STREET CORPORATION                                  2,517,370
   62,785   SUNTRUST BANKS INCORPORATED                               4,420,692
   54,233   SYNOVUS FINANCIAL CORPORATION                             1,418,193
  329,409   US BANCORP                                                9,519,920
  229,516   WACHOVIA CORPORATION                                     10,775,776
  152,945   WASHINGTON MUTUAL INCORPORATED                            5,977,091
  295,996   WELLS FARGO & COMPANY++                                  17,650,241
   15,690   ZIONS BANCORPORATION                                        957,718

                                                                    195,396,567
                                                                 --------------

EATING & DRINKING PLACES - 0.52%
   27,659   DARDEN RESTAURANTS INCORPORATED                             645,008
  220,200   MCDONALD'S CORPORATION                                    6,172,206
   19,907   WENDY'S INTERNATIONAL INCORPORATED                          668,875
   50,932   YUM! BRANDS INCORPORATED                                  2,070,895

                                                                      9,556,984
                                                                 --------------

EDUCATIONAL SERVICES - 0.13%
   33,807   APOLLO GROUP INCORPORATED CLASS A+                        2,480,420
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 3.26%
  113,306   AES CORPORATION+                                          1,131,927
   22,280   ALLEGHENY ENERGY INCORPORATED+<<                            355,589
   55,775   ALLIED WASTE INDUSTRIES INCORPORATED+<<                     493,609
   34,053   AMEREN CORPORATION                                        1,571,546
   69,352   AMERICAN ELECTRIC POWER COMPANY INCORPORATED              2,216,490
   77,796   CALPINE CORPORATION+<<                                      225,608
   53,907   CENTERPOINT ENERGY INCORPORATED<<                           558,476
   31,652   CINERGY CORPORATION<<                                     1,253,419
   58,118   CITIZENS COMMUNICATIONS COMPANY<<                           778,200
   28,269   CMS ENERGY CORPORATION+<<                                   269,121
   42,322   CONSOLIDATED EDISON INCORPORATED<<                        1,779,217
   30,756   CONSTELLATION ENERGY GROUP INCORPORATED                   1,225,319
   57,883   DOMINION RESOURCES INCORPORATED                           3,776,866
   30,452   DTE ENERGY COMPANY<<                                      1,284,770

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
  164,379   DUKE ENERGY CORPORATION<<                            $    3,762,635
   66,525   DYNEGY INCORPORATED CLASS A+<<                              331,960
   57,109   EDISON INTERNATIONAL                                      1,513,960
  112,358   EL PASO CORPORATION                                       1,032,570
   39,773   ENTERGY CORPORATION                                       2,410,642
  115,714   EXELON CORPORATION                                        4,245,547
   57,815   FIRSTENERGY CORPORATION                                   2,375,040
   32,472   FPL GROUP INCORPORATED                                    2,218,487
   28,076   KEYSPAN CORPORATION                                       1,100,579
   21,654   KINDER MORGAN INCORPORATED<<                              1,360,304
    7,723   NICOR INCORPORATED                                          283,434
   46,185   NISOURCE INCORPORATED                                       970,347
    6,596   PEOPLES ENERGY CORPORATION                                  274,921
   70,272   PG&E CORPORATION+                                         2,136,269
   16,006   PINNACLE WEST CAPITAL CORPORATION                           664,249
   33,112   PPL CORPORATION                                           1,562,224
   43,259   PROGRESS ENERGY INCORPORATED                              1,831,586
   41,582   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED              1,771,393
   40,630   SEMPRA ENERGY                                             1,470,400
  129,391   SOUTHERN COMPANY<<                                        3,879,142
   34,842   TECO ENERGY INCORPORATED<<                                  471,412
   52,026   TXU CORPORATION                                           2,493,086
  101,641   WASTE MANAGEMENT INCORPORATED                             2,779,179
   91,564   WILLIAMS COMPANIES INCORPORATED<<                         1,107,924
   70,082   XCEL ENERGY INCORPORATED                                  1,213,820

                                                                     60,181,267
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.33%
  141,788   ADC TELECOMMUNICATIONS INCORPORATED+<<                      256,636
   62,213   ADVANCED MICRO DEVICES INCORPORATED+<<                      808,769
   65,160   ALTERA CORPORATION+                                       1,275,181
   35,125   AMERICAN POWER CONVERSION CORPORATION                       610,824
   66,324   ANALOG DEVICES INCORPORATED                               2,572,045
   28,185   ANDREW CORPORATION+<<                                       344,984
   54,888   APPLIED MICRO CIRCUITS CORPORATION+                         171,799
   56,456   BROADCOM CORPORATION CLASS A+<<                           1,540,684
   99,766   CIENA CORPORATION+<<                                        197,537
   34,291   COMVERSE TECHNOLOGY INCORPORATED+<<                         645,700
   16,597   COOPER INDUSTRIES LIMITED CLASS A                           979,223
   73,644   EMERSON ELECTRIC COMPANY                                  4,557,827
1,850,701   GENERAL ELECTRIC COMPANY                                 62,146,540
1,124,452   INTEL CORPORATION                                        22,556,507
  293,635   INTERNATIONAL BUSINESS MACHINES CORPORATION              25,176,265
   35,224   JABIL CIRCUIT INCORPORATED+<<                               810,152
  252,438   JDS UNIPHASE CORPORATION+                                   850,716
   34,419   KLA-TENCOR CORPORATION+<<                                 1,427,700
   53,900   LINEAR TECHNOLOGY CORPORATION                             1,953,336
   67,467   LSI LOGIC CORPORATION+<<                                    290,783

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (CONTINUED)
  755,386   LUCENT TECHNOLOGIES INCORPORATED+<<                  $    2,394,574
   56,922   MAXIM INTEGRATED PRODUCTS INCORPORATED                    2,407,231
   13,834   MAYTAG CORPORATION<<                                        254,131
  107,183   MICRON TECHNOLOGY INCORPORATED+<<                         1,289,411
   33,239   MOLEX INCORPORATED                                          991,187
  414,117   MOTOROLA INCORPORATED                                     7,470,671
   62,769   NATIONAL SEMICONDUCTOR CORPORATION<<                        972,292
   62,695   NETWORK APPLIANCE INCORPORATED+<<                         1,441,985
   25,025   NOVELLUS SYSTEMS INCORPORATED+<<                            665,415
   29,192   NVIDIA CORPORATION+<<                                       423,868
   31,014   PMC-SIERRA INCORPORATED+<<                                  273,233
   14,697   POWER-ONE INCORPORATED+                                      95,237
   16,190   QLOGIC CORPORATION+                                         479,386
  285,322   QUALCOMM INCORPORATED                                    11,138,971
   31,031   ROCKWELL COLLINS INCORPORATED                             1,152,491
   91,349   SANMINA-SCI CORPORATION+<<                                  644,010
   26,847   SCIENTIFIC-ATLANTA INCORPORATED                             695,874
  168,565   SOLECTRON CORPORATION+                                      834,397
   72,955   TELLABS INCORPORATED+<<                                     670,456
  303,431   TEXAS INSTRUMENTS INCORPORATED                            6,457,012
   11,636   WHIRLPOOL CORPORATION<<                                     699,207
   60,837   XILINX INCORPORATED                                       1,642,599

                                                                    172,266,846
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.33%
   14,624   FLUOR CORPORATION<<                                         651,060
   25,942   MOODY'S CORPORATION                                       1,900,252
   66,273   PAYCHEX INCORPORATED                                      1,998,131
   17,858   QUEST DIAGNOSTICS INCORPORATED                            1,575,433

                                                                      6,124,876
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.58%
   19,696   BALL CORPORATION                                            737,221
   10,341   CRANE COMPANY                                               299,062
   25,247   FORTUNE BRANDS INCORPORATED                               1,870,550
   52,981   ILLINOIS TOOL WORKS INCORPORATED                          4,936,240
   75,947   MASCO CORPORATION                                         2,622,450
   10,133   SNAP-ON INCORPORATED                                        279,265

                                                                     10,744,788
                                                                 --------------

FINANCIAL SERVICES - 0.03%
   41,956   JANUS CAPITAL GROUP INCORPORATED<<                          571,021
                                                                 --------------

FOOD & KINDRED PRODUCTS - 3.52%
    6,552   ADOLPH COORS COMPANY CLASS B<<                              445,012
  140,402   ANHEUSER-BUSCH COMPANIES INCORPORATED                     7,013,080
  114,099   ARCHER-DANIELS-MIDLAND COMPANY                            1,937,401
   71,952   CAMPBELL SOUP COMPANY                                     1,891,618

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

FOOD & KINDRED PRODUCTS (CONTINUED)
  425,291   COCA COLA COMPANY                                    $   17,032,905
   82,209   COCA COLA ENTERPRISES INCORPORATED                        1,553,750
   92,622   CONAGRA FOODS INCORPORATED                                2,381,312
   66,641   GENERAL MILLS INCORPORATED                                2,992,181
   19,591   HERCULES INCORPORATED+                                      279,172
   43,164   HERSHEY FOODS CORPORATION                                 2,016,190
   61,253   HJ HEINZ COMPANY                                          2,206,333
   72,464   KELLOGG COMPANY                                           3,091,314
   24,027   MCCORMICK & COMPANY INCORPORATED                            825,087
   44,583   PEPSI BOTTLING GROUP INCORPORATED                         1,210,428
  296,936   PEPSICO INCORPORATED                                     14,445,936
  139,046   SARA LEE CORPORATION                                      3,178,592
   39,396   WM WRIGLEY JR COMPANY                                     2,494,161

                                                                     64,994,472
                                                                 --------------

FOOD STORES - 0.37%
   64,469   ALBERTSON'S INCORPORATED<<                                1,542,743
  129,553   KROGER COMPANY+                                           2,010,663
   69,668   STARBUCKS CORPORATION+<<                                  3,167,107
   24,898   WINN-DIXIE STORES INCORPORATED<<                             76,935

                                                                      6,797,448
                                                                 --------------

FORESTRY - 0.15%
   41,972   WEYERHAEUSER COMPANY                                      2,790,299
                                                                 --------------

FURNITURE & FIXTURES - 0.10%
   33,598   LEGGETT & PLATT INCORPORATED                                944,104
   48,185   NEWELL RUBBERMAID INCORPORATED                              965,627

                                                                      1,909,731
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.94%
   20,192   BIG LOTS INCORPORATED+<<                                    246,948
   57,563   DOLLAR GENERAL CORPORATION                                1,159,894
   29,497   FAMILY DOLLAR STORES INCORPORATED<<                         799,369
   31,517   FEDERATED DEPARTMENT STORES INCORPORATED<<                1,431,817
   50,515   JC PENNEY COMPANY INCORPORATED                            1,782,169
   51,084   MAY DEPARTMENT STORES COMPANY                             1,309,283
   37,163   SEARS ROEBUCK & COMPANY<<                                 1,480,946
  158,340   TARGET CORPORATION                                        7,164,885
   85,670   TJX COMPANIES INCORPORATED<<                              1,888,167

                                                                     17,263,478
                                                                 --------------

HEALTH SERVICES - 0.63%
   59,315   BIOGEN IDEC INCORPORATED+<<                               3,628,298
   81,681   CAREMARK RX INCORPORATED+                                 2,619,510
   84,603   HCA INCORPORATED<<                                        3,227,604
   42,665   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<        871,646
   15,328   MANOR CARE INCORPORATED                                     459,227

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

HEALTH SERVICES (CONTINUED)
   81,706   TENET HEALTHCARE CORPORATION+<<                      $      881,608

                                                                     11,687,893
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.45%
   16,590   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<         577,000
   70,625   EQUITY OFFICE PROPERTIES TRUST                            1,924,531
   49,198   EQUITY RESIDENTIAL                                        1,525,138
   32,133   PLUM CREEK TIMBER COMPANY<<                               1,125,619
   31,868   PROLOGIS                                                  1,123,028
   36,485   SIMON PROPERTY GROUP INCORPORATED<<                       1,956,691

                                                                      8,232,007
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
   52,685   BED BATH & BEYOND INCORPORATED+                           1,955,140
   56,967   BEST BUY COMPANY INCORPORATED                             3,089,890
   34,843   CIRCUIT CITY STORES INCORPORATED                            534,492
   27,985   RADIO SHACK CORPORATION                                     801,490

                                                                      6,381,012
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
   67,474   HILTON HOTELS CORPORATION<<                               1,271,210
   40,121   MARRIOTT INTERNATIONAL INCORPORATED CLASS A               2,084,687
   36,488   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<        1,693,773

                                                                      5,049,670
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.56%
  137,196   3M COMPANY                                               10,971,564
   37,496   AMERICAN STANDARD COMPANIES INCORPORATED+<<               1,458,969
   67,997   APPLE COMPUTER INCORPORATED+                              2,634,884
  297,674   APPLIED MATERIALS INCORPORATED+                           4,908,644
   58,501   BAKER HUGHES INCORPORATED<<                               2,557,664
   14,048   BLACK & DECKER CORPORATION                                1,087,877
   60,075   CATERPILLAR INCORPORATED                                  4,833,034
1,185,186   CISCO SYSTEMS INCORPORATED+                              21,451,866
    7,765   CUMMINS INCORPORATED<<                                      573,756
   43,497   DEERE & COMPANY                                           2,807,731
  437,619   DELL INCORPORATED+                                       15,579,236
   35,640   DOVER CORPORATION                                         1,385,327
  421,502   EMC CORPORATION+                                          4,864,133
   65,328   GATEWAY INCORPORATED+                                       323,374
   30,379   INGERSOLL-RAND COMPANY CLASS A                            2,064,861
   22,702   LEXMARK INTERNATIONAL INCORPORATED+                       1,907,195
   21,927   PALL CORPORATION                                            536,773
   20,936   PARKER HANNIFIN CORPORATION                               1,232,293
   40,513   PITNEY BOWES INCORPORATED                                 1,786,623
   14,356   STANLEY WORKS                                               610,561
   41,953   SYMBOL TECHNOLOGIES INCORPORATED                            530,286

                                                                     84,106,651
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

INSURANCE AGENTS, BROKERS & SERVICE - 0.91%
   49,784   ACE LIMITED                                          $    1,994,347
   55,362   AON CORPORATION<<                                         1,591,104
   27,938   HUMANA INCORPORATED+<<                                      558,201
   23,921   JEFFERSON-PILOT CORPORATION                               1,187,917
   91,257   MARSH & MCLENNAN COMPANIES INCORPORATED<<                 4,175,920
   47,696   MEDCO HEALTH SOLUTIONS INCORPORATED+                      1,473,807
  131,488   METLIFE INCORPORATED                                      5,082,011
   51,955   UNUMPROVIDENT CORPORATION<<                                 815,174

                                                                     16,878,481
                                                                 --------------

INSURANCE CARRIERS - 4.86%
   26,917   AETNA INCORPORATED<<                                      2,689,816
   88,895   AFLAC INCORPORATED                                        3,485,573
  121,470   ALLSTATE CORPORATION                                      5,829,345
   19,010   AMBAC FINANCIAL GROUP INCORPORATED                        1,519,849
  456,686   AMERICAN INTERNATIONAL GROUP INCORPORATED                31,050,081
   24,471   ANTHEM INCORPORATED+<<                                    2,135,095
   33,479   CHUBB CORPORATION<<                                       2,352,904
   24,106   CIGNA CORPORATION<<                                       1,678,501
   29,501   CINCINNATI FINANCIAL CORPORATION                          1,216,031
   51,391   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED            3,182,645
   30,847   LINCOLN NATIONAL CORPORATION                              1,449,809
   32,513   LOEWS CORPORATION                                         1,902,011
   25,109   MBIA INCORPORATED<<                                       1,461,595
   17,268   MGIC INVESTMENT CORPORATION                               1,149,185
   54,936   PRINCIPAL FINANCIAL GROUP INCORPORATED                    1,976,048
   38,043   PROGRESSIVE CORPORATION                                   3,224,144
   90,972   PRUDENTIAL FINANCIAL INCORPORATED<<                       4,279,323
   22,068   SAFECO CORPORATION                                        1,007,404
  117,225   ST PAUL COMPANIES INCORPORATED                            3,875,459
   19,222   TORCHMARK CORPORATION                                     1,022,226
  116,511   UNITEDHEALTH GROUP INCORPORATED<<                         8,591,521
   27,530   WELLPOINT HEALTH NETWORKS INCORPORATED+                   2,893,128
   24,256   XL CAPITAL LIMITED CLASS A<<                              1,794,701

                                                                     89,766,394
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.08%
   32,985   COACH INCORPORATED+<<                                     1,399,224
                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.12%
   45,254   GEORGIA-PACIFIC CORPORATION                               1,626,882
   19,154   LOUISIANA-PACIFIC CORPORATION                               497,046

                                                                      2,123,928
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 3.18%
   85,119   AGILENT TECHNOLOGIES INCORPORATED+<<                      1,836,017
   23,088   ALLERGAN INCORPORATED<<                                   1,675,034
   35,378   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                667,583
    9,323   BAUSCH & LOMB INCORPORATED                                  619,513

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (CONTINUED)
  107,763   BAXTER INTERNATIONAL INCORPORATED                    $    3,465,658
   43,917   BECTON DICKINSON & COMPANY                                2,270,509
   44,524   BIOMET INCORPORATED<<                                     2,087,285
  147,619   BOSTON SCIENTIFIC CORPORATION+                            5,864,903
   18,374   C.R. BARD INCORPORATED                                    1,040,520
   54,034   DANAHER CORPORATION<<                                     2,770,864
   50,237   EASTMAN KODAK COMPANY<<                                   1,618,636
   20,145   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<           1,175,058
   55,140   GUIDANT CORPORATION                                       3,641,446
  211,992   MEDTRONIC INCORPORATED                                   11,002,385
    8,690   MILLIPORE CORPORATION+<<                                    415,816
   22,459   PERKINELMER INCORPORATED                                    386,744
   79,069   RAYTHEON COMPANY                                          3,003,041
   32,310   ROCKWELL AUTOMATION INCORPORATED<<                        1,250,397
   31,024   ST. JUDE MEDICAL INCORPORATED+                            2,335,176
   70,333   STRYKER CORPORATION<<                                     3,381,611
   16,081   TEKTRONIX INCORPORATED                                      534,693
   34,027   TERADYNE INCORPORATED+<<                                    455,962
   28,621   THERMO ELECTRON CORPORATION+                                773,339
   20,723   WATERS CORPORATION+                                         913,884
  147,082   XEROX CORPORATION+<<                                      2,070,915
   42,953   ZIMMER HOLDINGS INCORPORATED+                             3,395,005

                                                                     58,651,994
                                                                 --------------

METAL MINING - 0.34%
   31,034   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<     1,256,877
   77,715   NEWMONT MINING CORPORATION<<                              3,538,364
   16,476   PHELPS DODGE CORPORATION<<                                1,516,286

                                                                      6,311,527
                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
   17,922   VULCAN MATERIALS COMPANY                                    913,126
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.02%
   26,555   EATON CORPORATION                                         1,683,853
   30,998   HASBRO INCORPORATED                                         582,762
  529,342   HEWLETT-PACKARD COMPANY                                   9,925,162
   16,174   ITT INDUSTRIES INCORPORATED                               1,293,758
  520,264   JOHNSON & JOHNSON                                        29,306,471
   72,586   MATTEL INCORPORATED                                       1,315,984
   25,613   TIFFANY & COMPANY                                           787,344
  352,110   TYCO INTERNATIONAL LIMITED                               10,795,693

                                                                     55,691,027
                                                                 --------------

MISCELLANEOUS RETAIL - 3.12%
   80,836   COSTCO WHOLESALE CORPORATION<<                            3,359,544
   70,008   CVS CORPORATION                                           2,949,437
   14,639   DILLARDS INCORPORATED CLASS A                               288,974
   13,600   EXPRESS SCRIPTS INCORPORATED+<<                             888,624

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MISCELLANEOUS RETAIL (CONTINUED)
   54,912   OFFICE DEPOT INCORPORATED+                           $      825,327
   87,217   STAPLES INCORPORATED<<                                    2,600,811
   37,505   TOYS R US INCORPORATED+<<                                   665,339
  743,648   WAL-MART STORES INCORPORATED                             39,562,073
  179,584   WALGREEN COMPANY<<                                        6,434,495

                                                                     57,574,624
                                                                 --------------

MOTION PICTURES - 1.14%
  801,482   TIME WARNER INCORPORATED+<<                              12,935,920
  360,137   WALT DISNEY COMPANY                                       8,121,089

                                                                     21,057,009
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.81%
  197,086   UNITED PARCEL SERVICE INCORPORATED CLASS B               14,962,769
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.54%
  222,226   AMERICAN EXPRESS COMPANY                                 11,435,750
   42,333   CAPITAL ONE FINANCIAL CORPORATION                         3,128,409
   98,702   COUNTRYWIDE FINANCIAL CORPORATION<<                       3,887,872
  169,658   FANNIE MAE                                               10,756,317
  120,420   FREDDIE MAC                                               7,856,201
  223,956   MBNA CORPORATION                                          5,643,691
   51,306   PROVIDIAN FINANCIAL CORPORATION+<<                          797,295
   76,419   SLM CORPORATION<<                                         3,408,287

                                                                     46,913,822
                                                                 --------------

OIL & GAS EXTRACTION - 1.96%
   43,858   ANADARKO PETROLEUM CORPORATION                            2,910,417
   57,143   APACHE CORPORATION                                        2,863,436
   28,309   BJ SERVICES COMPANY                                       1,483,675
   69,194   BURLINGTON RESOURCES INCORPORATED                         2,823,115
   42,374   DEVON ENERGY CORPORATION                                  3,008,978
   20,657   EOG RESOURCES INCORPORATED                                1,360,263
   77,393   HALLIBURTON COMPANY<<                                     2,607,370
   26,467   KERR-MCGEE CORPORATION                                    1,515,236
   26,075   NABORS INDUSTRIES LIMITED+<<                              1,234,651
   23,470   NOBLE CORPORATION+                                        1,054,976
   68,658   OCCIDENTAL PETROLEUM CORPORATION                          3,840,042
   18,721   ROWAN COMPANIES INCORPORATED+<<                             494,234
  103,506   SCHLUMBERGER LIMITED                                      6,966,989
   56,238   TRANSOCEAN INCORPORATED+<<                                2,012,196
   46,406   UNOCAL CORPORATION                                        1,995,458

                                                                     36,171,036
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.67%
   18,744   BEMIS COMPANY INCORPORATED                                  498,215
   15,432   BOISE CASCADE CORPORATION                                   513,577
   85,235   INTERNATIONAL PAPER COMPANY                               3,444,346
   86,680   KIMBERLY-CLARK CORPORATION                                5,598,661

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

PAPER & ALLIED PRODUCTS (CONTINUED)
   35,374   MEADWESTVACO CORPORATION                             $    1,128,431
   26,343   PACTIV CORPORATION+                                         612,475
    9,767   TEMPLE-INLAND INCORPORATED<<                                655,854

                                                                     12,451,559
                                                                 --------------

PERSONAL SERVICES - 0.15%
   30,006   CINTAS CORPORATION                                        1,261,452
   28,902   H & R BLOCK INCORPORATED<<                                1,428,337

                                                                      2,689,789
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.01%
   15,976   AMERADA HESS CORPORATION<<                                1,421,864
   12,456   ASHLAND INCORPORATED                                        698,532
  373,382   CHEVRONTEXACO CORPORATION                                20,028,210
  120,727   CONOCOPHILLIPS                                           10,002,232
1,140,317   EXXON MOBIL CORPORATION                                  55,111,521
   60,659   MARATHON OIL CORPORATION                                  2,504,004
   13,204   SUNOCO INCORPORATED<<                                       976,832
   22,409   VALERO ENERGY CORPORATION                                 1,797,426

                                                                     92,540,621
                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.45%
  152,469   ALCOA INCORPORATED                                        5,121,434
   16,701   ALLEGHENY TECHNOLOGIES INCORPORATED                         304,793
   21,801   ENGELHARD CORPORATION                                       618,058
   13,894   NUCOR CORPORATION                                         1,269,495
   19,872   UNITED STATES STEEL CORPORATION<<                           747,585
   15,303   WORTHINGTON INDUSTRIES INCORPORATED                         326,719

                                                                      8,388,084
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.26%
   14,350   DOW JONES & COMPANY INCORPORATED<<                          582,753
   46,646   GANNETT COMPANY INCORPORATED<<                            3,907,069
   13,571   KNIGHT-RIDDER INCORPORATED<<                                888,222
   33,304   MCGRAW-HILL COMPANIES INCORPORATED                        2,653,996
    8,806   MEREDITH CORPORATION                                        452,452
   25,736   NEW YORK TIMES COMPANY CLASS A                            1,006,278
   38,404   RR DONNELLEY & SONS COMPANY<<                             1,202,813
   55,790   TRIBUNE COMPANY                                           2,295,759
  304,097   VIACOM INCORPORATED CLASS B<<                            10,205,495

                                                                     23,194,837
                                                                 --------------

RAILROAD TRANSPORTATION - 0.46%
   65,274   BURLINGTON NORTHERN SANTA FE CORPORATION<<                2,500,647
   37,653   CSX CORPORATION                                           1,250,080
   69,007   NORFOLK SOUTHERN CORPORATION                              2,052,268
   45,437   UNION PACIFIC CORPORATION                                 2,662,608

                                                                      8,465,603
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.29%
   13,114   COOPER TIRE & RUBBER COMPANY                         $      264,509
   30,734   GOODYEAR TIRE & RUBBER COMPANY+<<                           330,083
   46,163   NIKE INCORPORATED CLASS B<<                               3,637,645
   10,367   REEBOK INTERNATIONAL LIMITED                                380,676
   14,719   SEALED AIR CORPORATION+<<                                   682,226

                                                                      5,295,139
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.0
   18,066   BEAR STEARNS COMPANIES INCORPORATED                       1,737,407
  239,524   CHARLES SCHWAB CORPORATION                                2,201,226
   65,429   E*TRADE FINANCIAL CORPORATION+                              747,199
   19,001   FEDERATED INVESTORS INCORPORATED CLASS B                    540,388
   43,713   FRANKLIN RESOURCES INCORPORATED                           2,437,437
   85,179   GOLDMAN SACHS GROUP INCORPORATED                          7,942,090
   47,560   LEHMAN BROTHERS HOLDINGS INCORPORATED                     3,791,483
  164,673   MERRILL LYNCH & COMPANY INCORPORATED                      8,187,542
  192,537   MORGAN STANLEY                                            9,492,074
   22,306   T ROWE PRICE GROUP INCORPORATED                           1,136,268

                                                                     38,213,114
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.15%
  244,282   CORNING INCORPORATED+<<                                   2,706,645
                                                                 --------------

TOBACCO PRODUCTS - 1.08%
  359,646   ALTRIA GROUP INCORPORATED                                16,917,748
   25,942   REYNOLDS AMERICAN INCORPORATED<<                          1,765,093
   28,961   UST INCORPORATED<<                                        1,165,970

                                                                     19,848,811
                                                                 --------------

TRANSPORTATION BY AIR - 0.35%
   22,017   DELTA AIR LINES INCORPORATED+<<                              72,436
   52,655   FEDEX CORPORATION                                         4,512,007
  138,506   SOUTHWEST AIRLINES COMPANY                                1,886,452

                                                                      6,470,895
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.95%
  147,140   BOEING COMPANY                                            7,595,367
   16,753   BRUNSWICK CORPORATION                                       766,617
   26,174   DANA CORPORATION                                            463,018
   98,368   DELPHI CORPORATION                                          913,839
  320,734   FORD MOTOR COMPANY<<                                      4,506,313
   35,042   GENERAL DYNAMICS CORPORATION                              3,577,788
   98,991   GENERAL MOTORS CORPORATION<<                              4,205,138
   30,673   GENUINE PARTS COMPANY<<                                   1,177,230
   20,812   GOODRICH CORPORATION                                        652,664
   51,723   HARLEY-DAVIDSON INCORPORATED<<                            3,074,415
  150,669   HONEYWELL INTERNATIONAL INCORPORATED                      5,402,990
   33,347   JOHNSON CONTROLS INCORPORATED                             1,894,443
   77,981   LOCKHEED MARTIN CORPORATION                               4,349,780

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
   12,237   NAVISTAR INTERNATIONAL CORPORATION+                  $      455,094
   62,842   NORTHROP GRUMMAN CORPORATION                              3,351,364
   30,422   PACCAR INCORPORATED                                       2,102,769
   24,293   TEXTRON INCORPORATED                                      1,561,311
   89,681   UNITED TECHNOLOGIES CORPORATION                           8,374,412

                                                                     54,424,552
                                                                 --------------

TRANSPORTATION SERVICES - 0.03%
   24,058   SABRE HOLDINGS CORPORATION                                  590,143
                                                                 --------------

WATER TRANSPORTATION - 0.28%
  110,967   CARNIVAL CORPORATION<<                                    5,247,629
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.66%
   19,708   AMERISOURCE-BERGEN CORPORATION<<                          1,058,517
   21,288   BROWN-FORMAN CORPORATION CLASS B                            974,990
   75,441   CARDINAL HEALTH INCORPORATED                              3,302,053
   51,461   MCKESSON CORPORATION                                      1,319,975
   78,334   SAFEWAY INCORPORATED+<<                                   1,512,630
   23,833   SUPERVALU INCORPORATED                                      656,599
  112,081   SYSCO CORPORATION                                         3,353,463

                                                                     12,178,227
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.06%
   22,712   VISTEON CORPORATION                                         181,469
   15,953   W.W. GRAINGER INCORPORATED                                  919,690

                                                                      1,101,159
                                                                 --------------

TOTAL COMMON STOCK (COST $1,561,555,208)                          1,824,632,442
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 13.02%
            COLLATERAL FOR SECURITY LENDING                         240,357,255

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $240,357,255)         240,357,255
                                                                 --------------

RIGHTS - 0.00%
   32,300   SEAGATE TECHNOLOGY RIGHTS+(A)                                     0

TOTAL RIGHTS (COST $0)                                                        0
                                                                 --------------

SHORT-TERM INVESTMENTS - 1.16%

MUTUAL FUND - 1.05%
19,403,504  WELLS FARGO MONEY MARKET TRUST~++                        19,403,504
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                                        INTEREST RATE       MATURITY DATE           VALUE
US TREASURY BILLS - 0.11%
$1,160,000  US TREASURY BILL^#                                        1.01%           10/07/2004        $     1,159,805
   595,000  US TREASURY BILL^#                                        1.29            11/12/2004                594,104
   285,000  US TREASURY BILL^#                                        1.45            11/12/2004                284,518

                                                                                                              2,038,427
                                                                                                        ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,441,931)                                                              21,441,931
                                                                                                        ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,823,354,394)*                              113.02%                                             $ 2,086,431,628
OTHER ASSETS AND LIABILITIES, NET                   (13.02)                                                (240,305,419)
                                                    ------                                              ---------------
TOTAL NET ASSETS                                    100.00%                                             $ 1,846,126,209
                                                    ======                                              ===============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $29,532,977.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,826,418,614 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                $ 453,510,930
       GROSS UNREALIZED DEPRECIATION                 (193,497,916)
                                                    -------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 260,013,014

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 88.26%

AUSTRIA - 0.31%
   34,800   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG
            (DEPOSITORY INSTITUTIONS)                            $    1,447,929
                                                                 --------------

CANADA - 1.72%
  111,350   CANADIAN NATIONAL RAILWAY COMPANY (RAILROAD
            TRANSPORTATION)<<                                         5,439,261
   54,700   ENCANA CORPORATION (OIL & GAS EXTRACTION)                 2,522,022

                                                                      7,961,283
                                                                 --------------

DENMARK - 0.57%
      345   A P MOLLER - MAERSK A S (LOCAL & SUB-TRANSIT &
            INTERURBAN HIGHWAY PASS TRANSPORTATION)                   2,642,950
                                                                 --------------

FINLAND - 1.42%
  200,700   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    2,761,915
  281,400   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                  3,802,561

                                                                      6,564,476
                                                                 --------------

FRANCE - 10.89%
   54,700   ACCOR SA (METAL MINING)                                   2,131,883
  113,100   ALCATEL SA (COMMUNICATIONS)+                              1,321,829
   51,900   ARCELOR SA (PRIMARY METAL INDUSTRIES)                       959,165
  223,500   AXA (INSURANCE CARRIERS)                                  4,521,909
   96,200   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                  6,213,004
   43,600   BUSINESS OBJECTS SA ADR (BUSINESS SERVICES)+              1,016,316
  100,900   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)              2,751,989
  165,410   FRANCE TELECOM SA (COMMUNICATIONS)+                       4,121,126
   32,100   LVMH MOET HENNESSY LOUIS VUITTON SA
            (CONSUMER SERVICES)                                       2,142,924
   47,500   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE
            STATIONS)                                                 2,926,163
   37,615   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)        2,728,343
   75,500   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)           2,141,738
   85,100   TOTAL SA (OIL & GAS EXTRACTION)                           7,333,913

                                                                     50,310,302
                                                                 --------------

GERMANY - 6.29%
   15,800   ALTANA AG (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               919,369
   85,000   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)+                               3,494,380
  279,400   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                     5,184,420
   58,350   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)               4,304,775
   45,520   SAP AG (BUSINESS SERVICES)                                7,072,660
   92,830   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)            6,826,634
   62,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                1,225,736

                                                                     29,027,974
                                                                 --------------

GREECE - 0.71%
  128,040   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                   3,263,219
                                                                 --------------

HONG KONG - 0.63%
  306,940   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)            2,893,042
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

IRELAND - 1.49%
  145,400   ANGLO IRISH BANK CORPORATION PLC
            (DEPOSITORY INSTITUTIONS)                            $    2,663,665
  210,377   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)             2,832,375
  103,000   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                  1,404,633

                                                                      6,900,673
                                                                 --------------

ISRAEL - 0.19%
   52,000   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED
            (BUSINESS SERVICES)+                                        882,440
                                                                 --------------

ITALY - 4.31%
   87,300   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)           2,399,490
  202,800   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY
            INSTITUTIONS)                                             3,556,525
  431,400   ENI SPA (OIL & GAS EXTRACTION)                            9,665,846
  149,700   MEDIASET SPA (COMMUNICATIONS)                             1,699,383
  509,100   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)         2,567,156

                                                                     19,888,400
                                                                 --------------

JAPAN - 21.36%
   42,900   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)           690,510
   42,900   AEON COMPANY LIMITED W I (GENERAL MERCHANDISE
            STORES)+%%                                                  683,504
  416,600   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)        2,237,692
  144,368   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        6,785,159
  152,800   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS &
            OPERATIVE BUILDERS)                                       1,493,133
    1,285   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)+<<                                    1,189,221
   49,000   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        2,578,596
  162,700   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)      4,635,286
  106,600   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)             2,355,133
   26,500   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        5,573,379
1,269,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       8,151,812
  298,900   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)           3,118,768
    1,162   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED
            (DEPOSITORY INSTITUTIONS)                                 9,689,044
  323,200   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)              3,360,588
  764,900   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)<<                              8,328,086
  681,793   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY
            BROKERS, DEALERS, EXCHANGES & SERVICES)                   8,753,229
    2,185   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                  3,707,254
   58,600   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE,
            GARDEN SUPPLY & MOBILE HOME DEALERS)                      1,786,472
  289,842   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        3,986,757
  108,400   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)                                          3,894,787
  245,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)            1,484,916
   10,700   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,024,225
   62,200   SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)        1,029,942
  210,500   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                8,059,792
   79,900   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED
            (CHEMICALS & ALLIED PRODUCTS)                             2,580,810
   58,300   YORK BENIMARU COMPANY LIMITED
            (GENERAL MERCHANDISE STORES)                              1,470,526

                                                                     98,648,621
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

KOREA (SOUTH) - 0.21%
      700   SAMSUNG ELECTRONICS (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)++                                         $       91,641
    6,800   SAMSUNG ELECTRONICS COMPANY LIMITED GDR (ELECTRONIC
            & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                         887,400

                                                                        979,041
                                                                 --------------

LUXEMBOURG -0.46%
  115,400   ARCELOR (TOBACCO PRODUCTS)                                2,129,844
                                                                 --------------

MEXICO - 0.81%
   36,820   AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)      1,437,085
   82,031   CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                 2,308,352

                                                                      3,745,437
                                                                 --------------

NETHERLANDS - 3.94%
  191,600   ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+       2,465,349
   48,200   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY
            (TRANSPORTATION BY AIR)+                                  1,276,913
  145,400   ING GROEP NV (FINANCIAL SERVICES)                         3,669,537
  299,800   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    6,866,189
   76,500   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       3,940,204

                                                                     18,218,192
                                                                 --------------

PORTUGAL - 0.45%
  710,100   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                2,072,577
                                                                 --------------

SPAIN - 1.72%
  544,700   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)                                             5,317,446
  119,041   REPSOL YPF SA (OIL & GAS EXTRACTION)                      2,613,979

                                                                      7,931,425
                                                                 --------------

SWEDEN - 2.17%
   96,000   AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                 3,646,054
   97,100   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED
            PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           2,674,178
1,191,600   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
            (COMMUNICATIONS)+                                         3,699,096

                                                                     10,019,328
                                                                 --------------

SWITZERLAND - 9.60%
   88,300   COMPAGNIE FINANCIERE RICHEMONT AG
            (GENERAL MERCHANDISE STORES)                              2,443,153
  107,400   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
            INSTITUTIONS)+                                            3,427,477
   49,710   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                         2,621,449
   33,100   NESTLE SA (FOOD & KINDRED PRODUCTS)                       7,581,164
  215,900   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                10,062,769
   55,500   ROCHE HOLDING AG (HEALTH SERVICES)                        5,733,563
    3,900   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA
            (BUSINESS SERVICES)                                       2,139,425
  110,400   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,903,188
  119,500   UBS AG (FINANCIAL SERVICES)                               8,411,989

                                                                     44,324,177
                                                                 --------------

TAIWAN - 0.34%
  221,897   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED
            ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
            & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  1,584,347
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

UNITED KINGDOM - 18.67%
  762,000   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)               $    7,308,093
  726,700   BP PLC (OIL & GAS EXTRACTION)                             6,936,667
  213,800   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)             1,854,142
  767,100   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)          3,484,167
  932,400   COMPASS GROUP PLC (EATING & DRINKING PLACES)              3,720,353
  286,900   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                      3,582,225
  242,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)         5,222,018
   18,500   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)       809,005
  613,300   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)               9,732,979
  243,900   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)       5,975,905
  250,700   REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                               2,200,236
  209,700   RIO TINTO PLC (METAL MINING)                              5,638,849
  192,050   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY
            INSTITUTIONS)                                             5,546,518
  467,800   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)          4,300,284
  484,800   TESCO PLC (FOOD & KINDRED PRODUCTS)                       2,502,427
5,548,100   VODAFONE GROUP PLC (COMMUNICATIONS)                      13,277,405
  447,400   WPP GROUP PLC (COMMUNICATIONS)                            4,165,380

                                                                     86,256,653
                                                                 --------------

TOTAL COMMON STOCK (COST $350,174,949)                              407,692,330
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 2.18%
            COLLATERAL FOR SECURITY LENDING                          10,075,372

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,075,372)           10,075,372
                                                                 --------------

INVESTMENT COMPANIES - 2.40%
   78,200   ISHARES MSCI EAFE INDEX FUND (MUTUAL FUND)               11,058,262

TOTAL INVESTMENT COMPANIES (COST $11,136,376)                        11,058,262
                                                                 --------------

SHORT-TERM INVESTMENTS - 2.93%

MUTUAL FUND - 2.93%
13,525,383  WELLS FARGO MONEY MARKET TRUST~++                        13,525,383
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,525,383)                      13,525,383
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $384,912,080)*                                 95.77%      $  442,351,347
OTHER ASSETS AND LIABILITIES, NET                     4.23           19,554,917
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  461,906,264
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $949,004. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,525,383.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $387,838,786 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 66,482,539
       GROSS UNREALIZED DEPRECIATION                  (11,969,978)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 54,512,561

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.13%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.19%
   41,000   D.R. HORTON INCORPORATED<<                           $    1,357,510
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
   HOME DEALERS - 1.04%
   27,100   SHERWIN-WILLIAMS COMPANY                                  1,191,316
                                                                 --------------

BUSINESS SERVICES - 9.09%
   25,600   ADOBE SYSTEMS INCORPORATED                                1,266,432
   27,400   ELECTRONIC ARTS INCORPORATED+<<                           1,260,126
  135,900   MICROSOFT CORPORATION                                     3,757,635
   50,300   ROBERT HALF INTERNATIONAL INCORPORATED                    1,296,231
   27,400   SYMANTEC CORPORATION+<<                                   1,503,712
   65,100   VERISIGN INCORPORATED+                                    1,294,188

                                                                     10,378,324
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 12.88%
   26,000   AVON PRODUCTS INCORPORATED                                1,135,680
   21,700   CLOROX COMPANY                                            1,156,610
   26,900   ESTEE LAUDER COMPANIES INCORPORATED CLASS A               1,124,420
   21,600   GENZYME CORPORATION+<<                                    1,175,256
   35,000   GILEAD SCIENCES INCORPORATED+                             1,308,300
   37,000   GILLETTE COMPANY                                          1,544,380
   32,700   MONSANTO COMPANY                                          1,190,934
  114,100   PFIZER INCORPORATED                                       3,491,460
   25,300   PROCTER & GAMBLE COMPANY                                  1,369,236
   46,700   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<              1,211,865

                                                                     14,708,141
                                                                 --------------

COMMUNICATIONS - 3.57%
   50,300   BELLSOUTH CORPORATION                                     1,364,136
   68,400   SPRINT CORPORATION-FON GROUP                              1,376,892
   34,000   VERIZON COMMUNICATIONS INCORPORATED                       1,338,920

                                                                      4,079,948
                                                                 --------------

DEPOSITORY INSTITUTIONS - 5.33%
   61,910   BANK OF AMERICA CORPORATION                               2,682,561
   36,800   CITIGROUP INCORPORATED                                    1,623,616
   44,636   JP MORGAN CHASE & COMPANY                                 1,773,388

                                                                      6,079,565
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 5.01%
   18,400   EMERSON ELECTRIC COMPANY                                  1,138,776
   11,900   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<            1,282,225
   45,700   MICRON TECHNOLOGY INCORPORATED+                             549,771
   84,900   MOTOROLA INCORPORATED                                     1,531,596
   31,100   QUALCOMM INCORPORATED                                     1,214,144

                                                                      5,716,512
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 3.27%
   16,200   FORTUNE BRANDS INCORPORATED                           $   1,200,258
   12,400   ILLINOIS TOOL WORKS INCORPORATED                          1,155,308
   39,900   MASCO CORPORATION                                         1,377,747

                                                                      3,733,313
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.16%
   28,300   HERSHEY FOODS CORPORATION                                 1,321,893
                                                                 --------------

FOOD STORES - 2.41%
   31,500   STARBUCKS CORPORATION+                                    1,431,990
   15,400   WHOLE FOODS MARKET INCORPORATED                           1,321,166

                                                                      2,753,156
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.95%
   30,600   JC PENNEY COMPANY INCORPORATED                            1,079,568
                                                                 --------------

HEALTH SERVICES - 1.04%
   27,200   LABORATORY CORPORATION OF AMERICA HOLDINGS+               1,189,184
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.89%
   27,700   MARRIOTT INTERNATIONAL INCORPORATED CLASS A               1,439,292
   27,800   MGM MIRAGE+<<                                             1,380,270
   35,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED          1,624,700

                                                                      4,444,262
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.42%
   19,200   3M COMPANY                                                1,535,424
   38,300   APPLE COMPUTER INCORPORATED+                              1,484,125
   27,700   BAKER HUGHES INCORPORATED<<                               1,211,044
   88,800   CISCO SYSTEMS INCORPORATED+                               1,607,280
   19,000   INGERSOLL-RAND COMPANY CLASS A                            1,291,430
   14,900   LEXMARK INTERNATIONAL INCORPORATED+                       1,251,749
   21,000   PARKER HANNIFIN CORPORATION                               1,236,060

                                                                      9,617,112
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.04%
   27,400   ACE LIMITED                                               1,097,644
   32,000   METLIFE INCORPORATED                                      1,236,800

                                                                      2,334,444
                                                                 --------------

INSURANCE CARRIERS - 4.82%
   12,000   AETNA INCORPORATED<<                                      1,199,160
   12,100   ALLSTATE CORPORATION                                        580,679
   20,900   MGIC INVESTMENT CORPORATION                               1,390,895
   13,200   PROGRESSIVE CORPORATION                                   1,118,700
   16,400   UNITEDHEALTH GROUP INCORPORATED                           1,209,336

                                                                      5,498,770
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.96%
   25,900   COACH INCORPORATED+                                       1,098,678
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 3.28%
   21,300   C.R. BARD INCORPORATED                               $    1,206,219
   31,100   RAYTHEON COMPANY                                          1,181,178
   30,900   WATERS CORPORATION+                                       1,362,690

                                                                      3,750,087
                                                                 --------------

METAL MINING - 1.23%
   15,200   PHELPS DODGE CORPORATION<<                                1,398,856
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.01%
   18,700   EATON CORPORATION                                         1,185,767
   19,200   JOHNSON & JOHNSON                                         1,081,536
   38,300   TYCO INTERNATIONAL LIMITED                                1,174,278

                                                                      3,441,581
                                                                 --------------

MOTION PICTURES - 2.28%
   79,300   TIME WARNER INCORPORATED+                                 1,279,902
   58,600   WALT DISNEY COMPANY                                       1,321,430

                                                                      2,601,332
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.36%
   20,400   UNITED PARCEL SERVICE INCORPORATED CLASS B                1,548,768
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.70%
   10,000   CAPITAL ONE FINANCIAL CORPORATION                           739,000
   32,200   CIT GROUP INCORPORATED<<                                  1,203,958

                                                                      1,942,958
                                                                 --------------

OIL & GAS EXTRACTION - 7.77%
   25,000   APACHE CORPORATION                                        1,252,750
   22,800   BJ SERVICES COMPANY                                       1,194,948
   33,400   BURLINGTON RESOURCES INCORPORATED                         1,362,720
   17,400   DEVON ENERGY CORPORATION                                  1,235,574
   21,400   KERR-MCGEE CORPORATION                                    1,225,150
   26,500   OCCIDENTAL PETROLEUM CORPORATION                          1,482,145
   34,325   XTO ENERGY INCORPORATED                                   1,114,876

                                                                      8,868,163
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.38%
   19,000   CONOCOPHILLIPS                                            1,574,150
                                                                 --------------

RAILROAD TRANSPORTATION - 1.25%
   47,900   NORFOLK SOUTHERN CORPORATION                              1,424,546
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.20%
   17,400   NIKE INCORPORATED CLASS B                                 1,371,120
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 1.19%
   14,600   GOLDMAN SACHS GROUP INCORPORATED                          1,361,304
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.10%
  113,000   CORNING INCORPORATED+                                     1,252,040
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

TRANSPORTATION EQUIPMENT - 3.30%
   30,600   BOEING COMPANY                                       $    1,579,572
   18,500   HARLEY-DAVIDSON INCORPORATED<<                            1,099,640
   30,300   HONEYWELL INTERNATIONAL INCORPORATED                      1,086,558

                                                                      3,765,770
                                                                 --------------

TOTAL COMMON STOCK (COST $101,746,847)                              110,882,371
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 11.91%
            COLLATERAL FOR SECURITY LENDING                          13,592,120

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,592,120)           13,592,120
                                                                 --------------

SHORT-TERM INVESTMENTS - 4.53%

MUTUAL FUND - 4.53%
5,171,671   WELLS FARGO MONEY MARKET TRUST~++                         5,171,671
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,171,671)                        5,171,671
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,510,638)*                                113.57%      $  129,646,162
OTHER ASSETS AND LIABILITIES, NET                   (13.57)         (15,487,385)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  114,158,777
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,171,671.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $120,589,730 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                  $11,155,923
       GROSS UNREALIZED DEPRECIATION                   (2,099,491)
                                                      -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 9,056,432

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.67%

APPAREL & ACCESSORY STORES - 0.79%
   56,700   ABERCROMBIE & FITCH COMPANY CLASS A<<                $    1,786,050
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.52%
   14,000   KB HOME                                                   1,182,860
                                                                 --------------

BUSINESS SERVICES - 2.88%
   22,200   GETTY IMAGES INCORPORATED+<<                              1,227,660
   48,000   MANPOWER INCORPORATED                                     2,135,520
  114,200   MICROSOFT CORPORATION                                     3,157,630

                                                                      6,520,810
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 5.06%
  122,900   DOW CHEMICAL COMPANY                                      5,552,622
   45,500   GENZYME CORPORATION+<<                                    2,475,655
  111,700   PFIZER INCORPORATED                                       3,418,020

                                                                     11,446,297
                                                                 --------------

COMMUNICATIONS - 7.04%
  129,800   AVAYA INCORPORATED+                                       1,809,412
  103,100   COMCAST CORPORATION CLASS A+                              2,911,544
  177,500   SPRINT CORPORATION-FON GROUP                              3,573,075
  137,600   VERIZON COMMUNICATIONS INCORPORATED                       5,418,688
   85,200   WESTERN WIRELESS CORPORATION CLASS A+<<                   2,190,492

                                                                     15,903,211
                                                                 --------------

DEPOSITORY INSTITUTIONS - 12.90%
  195,800   BANK OF AMERICA CORPORATION                               8,484,014
  190,100   CITIGROUP INCORPORATED<<                                  8,387,212
  162,600   JP MORGAN CHASE & COMPANY                                 6,460,098
  158,600   SOVEREIGN BANCORP INCORPORATED                            3,460,652
   50,080   WACHOVIA CORPORATION                                      2,351,256

                                                                     29,143,232
                                                                 --------------

EATING & DRINKING PLACES - 1.52%
  122,400   MCDONALD'S CORPORATION                                    3,430,872
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.69%
  354,700   AES CORPORATION+                                          3,543,453
   96,800   EXELON CORPORATION                                        3,551,592
   68,100   ONEOK INCORPORATED<<                                      1,771,962
   38,000   QUESTAR CORPORATION                                       1,741,160

                                                                     10,608,167
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 5.58%
  312,900   GENERAL ELECTRIC COMPANY                                 10,507,182
  104,500   INTEL CORPORATION                                         2,096,270

                                                                     12,603,452
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

GENERAL MERCHANDISE STORES - 1.98%
   99,000   TARGET CORPORATION                                   $    4,479,750
                                                                 --------------

HEALTH SERVICES - 1.65%
   34,000   LINCARE HOLDINGS INCORPORATED+<<                          1,010,140
   78,900   TRIAD HOSPITALS INCORPORATED+                             2,717,316

                                                                      3,727,456
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.90%
   59,100   APPLIED MATERIALS INCORPORATED+                             974,559
  102,200   BAKER HUGHES INCORPORATED<<                               4,468,184
   21,400   BLACK & DECKER CORPORATION                                1,657,216
   53,000   DEERE & COMPANY                                           3,421,150
  206,000   EMC CORPORATION+                                          2,377,240
  109,800   LAM RESEARCH CORPORATION+<<                               2,402,424
   87,600   SANDISK CORPORATION+<<                                    2,550,912

                                                                     17,851,685
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.48%
   68,600   UNUMPROVIDENT CORPORATION<<                               1,076,334
                                                                 --------------

INSURANCE CARRIERS - 6.62%
   58,800   AMERICAN INTERNATIONAL GROUP INCORPORATED                 3,997,812
   39,400   CIGNA CORPORATION<<                                       2,743,422
   99,800   GENWORTH FINANCIAL INCORPORATED                           2,325,340
   35,700   MGIC INVESTMENT CORPORATION                               2,375,835
   77,000   SAFECO CORPORATION                                        3,515,050

                                                                     14,957,459
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.42%
   55,900   EASTMAN KODAK COMPANY<<                                   1,801,098
   29,500   MILLIPORE CORPORATION+                                    1,411,575

                                                                      3,212,673
                                                                 --------------

METAL MINING - 0.63%
   35,100   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED
            CLASS B<<                                                 1,421,550
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.05%
   77,400   TYCO INTERNATIONAL LIMITED                                2,373,084
                                                                 --------------

MOTION PICTURES - 1.47%
  147,500   WALT DISNEY COMPANY                                       3,326,125
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.43%
   93,800   CIT GROUP INCORPORATED<<                                  3,507,182
   44,000   COUNTRYWIDE FINANCIAL CORPORATION<<                       1,733,160
   36,400   FANNIE MAE                                                2,307,760
  303,800   PROVIDIAN FINANCIAL CORPORATION+<<                        4,721,052

                                                                     12,269,154
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

OIL & GAS EXTRACTION - 5.18%
  215,800   CHESAPEAKE ENERGY CORPORATION                        $    3,416,114
   85,900   KERR-MCGEE CORPORATION                                    4,917,775
   94,500   TRANSOCEAN INCORPORATED+<<                                3,381,210

                                                                     11,715,099
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.96%
   33,600   KIMBERLY-CLARK CORPORATION                                2,170,224
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.69%
   47,400   CONOCOPHILLIPS                                            3,927,090
  184,800   EXXON MOBIL CORPORATION                                   8,931,384

                                                                     12,858,474
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.99%
  133,200   INTERNATIONAL STEEL GROUP INCORPORATED+<<                 4,488,840
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.02%
   68,600   VIACOM INCORPORATED CLASS B<<                             2,302,216
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 5.00%
   25,500   BEAR STEARNS COMPANIES INCORPORATED                       2,452,335
  150,800   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A       2,880,280
   27,500   GOLDMAN SACHS GROUP INCORPORATED                          2,564,100
   68,600   MERRILL LYNCH & COMPANY INCORPORATED                      3,410,792

                                                                     11,307,507
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.77%
  361,200   CORNING INCORPORATED+<<                                   4,002,096
                                                                 --------------

TOBACCO PRODUCTS - 1.65%
   79,100   ALTRIA GROUP INCORPORATED                                 3,720,864
                                                                 --------------

TRANSPORTATION EQUIPMENT - 3.52%
   47,300   AUTOLIV INCORPORATED<<                                    1,910,920
   32,300   TEXTRON INCORPORATED                                      2,075,921
   42,500   UNITED TECHNOLOGIES CORPORATION                           3,968,650

                                                                      7,955,491
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 1.28%
   50,200   W.W. GRAINGER INCORPORATED<<                              2,894,030
                                                                 --------------

TOTAL COMMON STOCK (COST $209,465,917)                              220,735,062
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 21.72%
            COLLATERAL FOR SECURITY LENDING                          49,086,270
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $49,086,270)           49,086,270
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 2.25%

MUTUAL FUND - 2.25%
5,070,986   WELLS FARGO MONEY MARKET TRUST~++                    $    5,070,986
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,070,986)                        5,070,986
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $263,623,173)*                                121.64%      $  274,892,318
OTHER ASSETS AND LIABILITIES, NET                   (21.64)         (48,898,684)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  225,993,634
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,070,986.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $263,623,173 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                  $16,028,831
       GROSS UNREALIZED DEPRECIATION                   (4,759,686)
                                                      -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $11,269,145

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 99.38%

APPAREL & ACCESSORY STORES - 3.36%
2,370,800   KOHL'S CORPORATION+<<                                $  114,248,852
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 9.52%
1,371,400   FASTENAL COMPANY<<                                       78,992,640
3,174,217   HOME DEPOT INCORPORATED                                 124,429,306
2,221,500   LOWE'S COMPANIES INCORPORATED<<                         120,738,525

                                                                    324,160,471
                                                                 --------------

BUSINESS SERVICES - 24.18%
  879,800   AUTOMATIC DATA PROCESSING INCORPORATED                   36,353,336
3,397,600   EBAY INCORPORATED+<<                                    312,375,344
3,920,600   FIRST DATA CORPORATION                                  170,546,100
2,870,143   FISERV INCORPORATED+<<                                  100,053,185
7,366,220   MICROSOFT CORPORATION                                   203,675,983

                                                                    823,003,948
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 8.76%
1,570,000   AMGEN INCORPORATED+<<                                    88,987,600
1,736,600   GENENTECH INCORPORATED+<<                                91,032,572
  630,400   GENZYME CORPORATION+<<                                   34,300,064
2,741,300   PFIZER INCORPORATED                                      83,883,780

                                                                    298,204,016
                                                                 --------------

DEPOSITORY INSTITUTIONS - 1.07%
  856,400   STATE STREET CORPORATION                                 36,576,844
                                                                 --------------

EDUCATIONAL SERVICES - 1.47%
  682,200   APOLLO GROUP INCORPORATED CLASS A+<<                     50,053,014
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.14%
7,255,750   INTEL CORPORATION<<                                     145,550,345
2,149,100   LINEAR TECHNOLOGY CORPORATION<<                          77,883,384
6,401,300   NOKIA OYJ ADR<<                                          87,825,836

                                                                    311,259,565
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 3.74%
4,223,310   PAYCHEX INCORPORATED                                    127,332,797
                                                                 --------------

GENERAL MERCHANDISE STORES - 2.29%
1,721,300   TARGET CORPORATION                                       77,888,825
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.49%
7,855,400   CISCO SYSTEMS INCORPORATED+                             142,182,740
3,481,200   DELL INCORPORATED+<<                                    123,930,720
4,928,100   EMC CORPORATION+                                         56,870,274

                                                                    322,983,734
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

INSURANCE CARRIERS - 5.06%
 2,530,766  AMERICAN INTERNATIONAL GROUP INCORPORATED            $  172,066,780
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 6.11%
 4,008,900  MEDTRONIC INCORPORATED                                  208,061,910
                                                                 --------------

MISCELLANEOUS RETAIL - 2.46%
 1,575,500  WAL-MART STORES INCORPORATED                             83,816,600
                                                                 --------------

PERSONAL SERVICES - 3.11%
 2,521,150  CINTAS CORPORATION<<                                    105,989,146
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 9.62%
11,845,937  CHARLES SCHWAB CORPORATION                              108,864,161
   902,300  FRANKLIN RESOURCES INCORPORATED                          50,312,248
 1,804,250  GOLDMAN SACHS GROUP INCORPORATED                        168,228,270

                                                                    327,404,679
                                                                 --------------

TOTAL COMMON STOCK (COST $2,982,830,787)                          3,383,051,181
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 6.67%
            COLLATERAL FOR SECURITY LENDING                         226,977,378

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $226,977,378)         226,977,378
                                                                 --------------

SHORT-TERM INVESTMENTS - 0.65%

MUTUAL FUND - 0.65%
22,114,337  WELLS FARGO MONEY MARKET TRUST~++                        22,114,337
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $22,114,337)                      22,114,337
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,231,922,502)*                              106.70%      $3,632,142,896
OTHER ASSETS AND LIABILITIES, NET                    (6.70)        (228,163,032)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $3,403,979,864
                                                    ======       ==============


<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,114,337.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,262,470,677 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $617,739,241
       GROSS UNREALIZED DEPRECIATION                 (248,067,022)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $369,672,219

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 99.11%

AUSTRALIA - 4.63%
  293,100   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                          $    1,847,068
  243,100   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                 1,213,255
  153,200   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,028,694
   25,200   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                               492,482
  198,700   SEVEN NETWORK LIMITED (PRINTING, PUBLISHING &
            ALLIED INDUSTRIES)                                          711,005
  561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)              1,892,605

                                                                      7,185,109
                                                                 --------------

AUSTRIA - 0.56%
    3,800   OMV AG (OIL & GAS EXTRACTION)                               875,489
                                                                 --------------

DENMARK - 1.04%
   13,800   BANG & OLUFSEN AS (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<        803,825
   16,800   DANSKE BANK AS (DEPOSITORY INSTITUTIONS)                    441,618
   10,600   TDS AS (COMMUNICATIONS)                                     375,059

                                                                      1,620,502
                                                                 --------------

FINLAND - 1.47%
   26,000   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)              363,286
   41,700   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                    580,066
   38,500   KESKO OYJ (FOOD STORES)<<                                   842,539
   48,500   POHJOLA GROUP PLC (INSURANCE CARRIERS)<<                    499,969

                                                                      2,285,860
                                                                 --------------

FRANCE - 9.68%
    6,753   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)         423,137
   50,900   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                  3,287,338
    7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)        493,672
   44,900   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        2,304,809
   17,100   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<      1,137,310
   10,500   RALLYE SA (GENERAL MERCHANDISE STORES)                      507,949
   24,100   RENAULT SA (TRANSPORTATION EQUIPMENT)<<                   1,971,043
   24,300   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                2,150,376
    7,800   TOTAL SA (OIL & GAS EXTRACTION)<<                         1,588,772
   31,800   VALEO SA (TRANSPORTATION EQUIPMENT)                       1,164,334

                                                                     15,028,740
                                                                 --------------

GERMANY - 6.36%
   13,600   AAREAL BANK AG (REAL ESTATE)                                387,823
   22,300   BASF AG (CHEMICALS & ALLIED PRODUCTS)                     1,314,209
   13,300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                 981,208
   11,500   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)               940,539
   43,163   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY
            INSTITUTIONS)                                             1,027,678
   48,700   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<            759,095
   44,500   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,521,561

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

GERMANY (CONTINUED)
   99,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)           $    1,946,756
   53,300   TUI AG (TRANSPORTATION BY AIR)<<                            998,941

                                                                      9,877,810
                                                                 --------------

GREECE - 0.21%
   89,000   INTRACOM SA (COMMUNICATIONS)                                329,404
                                                                 --------------

HONG KONG - 1.57%
  336,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                863,908
1,677,900   CNOOC LIMITED (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                                 876,815
  652,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED
            (COMMUNICATIONS)                                            702,868

                                                                      2,443,591
                                                                 --------------

IRELAND - 0.92%
   88,600   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,430,541
                                                                 --------------

ITALY - 3.62%
  553,000   CASSA DI RISPARMIO DI FIRENZ SPA (DEPOSITORY
            INSTITUTIONS)<<                                           1,014,446
  537,300   COMPAGNIE INDUSTRIALI RIUNITE (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)<<                         1,174,499
   60,395   ENI SPA (OIL & GAS EXTRACTION)                            1,353,196
  169,000   ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<       1,376,936
   36,940   RIUNIONE ADRIATICA SI SICURTA SPA
            (INSURANCE CARRIERS)                                        709,758

                                                                      5,628,835
                                                                 --------------

JAPAN - 22.69%
   14,100   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               872,495
  139,500   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)         1,420,124
   71,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                1,317,380
   28,200   COCA-COLA WEST JAPAN COMPANY LIMITED
            (FOOD & KINDRED PRODUCTS)                                   685,714
   77,400   DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING,
            ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                        1,332,194
   20,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                484,530
   59,700   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT
            INSTITUTIONS)<<                                             939,795
   31,600   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)<<                                               427,488
   68,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    1,217,293
   24,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION
            EQUIPMENT)                                                1,191,889
  202,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                 813,755
   88,500   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC,
            GAS & SANITARY SERVICES)<<                                1,560,182
   44,000   KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)                                            642,344
  719,000   MARUBENI CORPORATION (BUSINESS SERVICES)                  1,904,895
  474,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS &
            ALLIED PRODUCTS)                                          1,436,429
   29,300   NAMCO LIMITED (AMUSEMENT & RECREATION SERVICES)<<           332,305
   29,300   NAMCO LIMITED W I SHARES (AMUSEMENT & RECREATION
            SERVICES)%%                                                 332,305
  125,200   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                             941,712
      500   NIPPON TELEGRAPH & TELEPHONE CORPORATION
            (COMMUNICATIONS)                                          1,991,562
  117,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)<<                              1,278,229

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

JAPAN (CONTINUED)
   27,600   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                        $    1,805,526
   44,500   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  952,865
   42,400   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)<<                                          763,635
   42,800   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                                 379,789
  101,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS,
            DEALERS, EXCHANGES & SERVICES)                              751,440
   52,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING,
            ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                          962,482
   13,100   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               837,953
  135,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED
            PRODUCTS)                                                 1,201,606
  265,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)<<                                       834,324
  220,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  890,260
   19,000   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)<<                                 347,366
  114,400   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                4,380,239

                                                                     35,230,105
                                                                 --------------

NETHERLANDS - 4.67%
   76,300   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)<<          1,733,251
  167,800   AEGON NV (INSURANCE CARRIERS)                             1,808,985
   61,800   ING GROEP NV (FINANCIAL SERVICES)                         1,559,680
   44,200   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                         690,050
   28,200   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,452,467

                                                                      7,244,433
                                                                 --------------

NORWAY - 0.90%
   75,600   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)               598,039
    9,400   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                      684,246
   10,420   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+             110,678

                                                                      1,392,963
                                                                 --------------

PORTUGAL - 0.38%
  272,700   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY
            INSTITUTIONS)<<                                             592,715
                                                                 --------------

SINGAPORE - 1.00%
  128,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)          1,056,783
  524,600   MOBILONE LIMITED (COMMUNICATIONS)                           489,203

                                                                      1,545,986
                                                                 --------------

SPAIN - 3.68%
  103,500   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)                                             1,010,383
  119,800   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)             2,280,984
  110,500   REPSOL YPF SA (OIL & GAS EXTRACTION)                      2,426,430

                                                                      5,717,797
                                                                 --------------

SWEDEN - 2.56%
   25,900   FORENINGSSPARBANKEN AB (DEPOSITORY INSTITUTIONS)            538,975
  301,900   NORDEA AB (DEPOSITORY INSTITUTIONS)                       2,467,384
   62,390   SKANDINAVISKA ENSKILDA BANKEN AB
            (DEPOSITORY INSTITUTIONS)                                   964,105

                                                                      3,970,464
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

SWITZERLAND - 7.08%
    8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)<<          $      115,360
    3,900   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)           1,055,658
   20,600   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,121,807
    2,900   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                         868,583
    5,700   SWISSCOM AG (COMMUNICATIONS)                              1,976,535
   52,900   UBS AG (FINANCIAL SERVICES)                               3,723,801
    3,100   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)              650,436
    5,200   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY
            INSTITUTIONS)                                               691,279
   38,600   VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)              799,079

                                                                     11,002,538
                                                                 --------------

UNITED KINGDOM - 26.09%
   78,300   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)        1,239,775
  134,200   ARRIVA PLC (TRANSPORTATION BY AIR)                        1,080,652
  114,500   AVIVA PLC (INSURANCE CARRIERS)                            1,134,391
  371,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    3,559,099
   97,900   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-
            GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 1,002,703
  209,400   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,013,617
   62,400   BERKELEY GROUP PLC (PRIVATE HOUSEHOLDS)                   1,431,783
  385,300   BIG FOOD GROUP PLC (FOOD STORES)                            679,793
   17,000   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                197,495
  164,400   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               849,339
  167,300   BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)              771,986
  479,687   BT GROUP PLC (COMMUNICATIONS)                             1,560,271
   94,200   DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                 630,704
  529,200   DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)             1,635,136
  211,300   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                      569,717
   78,400   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                    416,387
  103,600   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           753,631
  254,200   GKL PLC (TRANSPORTATION EQUIPMENT)                          987,829
   31,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)           674,574
  184,700   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,366,984
   37,300   HBOS PLC (DEPOSITORY INSTITUTIONS)                          503,525
  309,837   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                 1,428,304
  172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                 609,191
   58,000   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)         562,032
  350,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)            2,732,889
  237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                652,151
  676,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                       1,398,612
  688,900   PILKINGTON PLC (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        1,128,179
  112,900   RMC GROUP PLC (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        1,735,524
  231,200   SCOTTISH POWER PLC (ELECTRIC, GAS &
            SANITARY SERVICES)                                        1,767,615
   45,800   SEVERN TRENT PLC (WATER TRANSPORTATION)                     727,668
  436,800   SHELL TRANSPORT & TRADING COMPANY PLC (OIL &
            GAS EXTRACTION)                                           3,205,138

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

UNITED KINGDOM (CONTINUED)
  139,200   UNITED UTILITIES PLC (ELECTRIC, GAS &
            SANITARY SERVICES)                                   $    1,399,254
   68,700   WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD &
            KINDRED PRODUCTS)                                         1,103,934

                                                                     40,509,882
                                                                 --------------

TOTAL COMMON STOCK (COST $135,156,002)                              153,912,764
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 9.72%
            COLLATERAL FOR SECURITY LENDING                          15,098,892

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,098,892)           15,098,892
                                                                 --------------

SHORT-TERM INVESTMENTS - 0.12%

MUTUAL FUND - 0.12%
  188,591   WELLS FARGO MONEY MARKET TRUST~++                           188,591
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $188,591)                            188,591
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $150,443,485)*                                108.95%      $  169,200,247
OTHER ASSETS AND LIABILITIES, NET                    (8.95)         (13,903,266)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  155,296,981
                                                    ======       ==============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

%% SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $397,213. (SEE NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $188,591.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $150,443,485 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                  $22,308,177
       GROSS UNREALIZED DEPRECIATION                   (3,551,415)
                                                      -----------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $18,756,762

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.79%

AGRICULTURAL PRODUCTION CROPS - 0.22%
   25,259   DELTA & PINE LAND COMPANY                            $      675,678
                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 0.63%
   19,362   ARGOSY GAMING COMPANY+                                      758,990
   22,382   BALLY TOTAL FITNESS HOLDING CORPORATION+<<                   81,471
   18,449   MULTIMEDIA GAMES INCORPORATED+<<                            285,960
   23,403   PINNACLE ENTERTAINMENT+<<                                   322,961
   19,778   WMS INDUSTRIES INCORPORATED+<<                              508,097

                                                                      1,957,479
                                                                 --------------

APPAREL & ACCESSORY STORES - 1.19%
    8,835   ASHWORTH INCORPORATED+                                       72,447
   29,319   BURLINGTON COAT FACTORY WAREHOUSE CORPORATION               622,442
   13,541   CATO CORPORATION                                            301,287
   17,685   CHILDRENS PLACE+                                            422,848
   23,971   CHRISTOPHER & BANKS CORPORATION                             383,776
   19,461   DRESS BARN INCORPORATED+                                    339,595
   21,662   GOODY'S FAMILY CLOTHING INCORPORATED                        182,394
   20,093   GYMBOREE CORPORATION+<<                                     289,339
   30,685   HOT TOPIC INCORPORATED+<<                                   522,873
    7,720   OSHKOSH B'GOSH INCORPORATED CLASS A<<                       155,944
   22,610   TOO INCORPORATED+<<                                         408,563

                                                                      3,701,508
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.80%
    4,731   HAGGAR CORPORATION                                           81,089
   18,058   KELLWOOD COMPANY                                            658,214
   20,218   PHILLIPS-VAN HEUSEN CORPORATION                             450,457
   37,278   QUIKSILVER INCORPORATED+                                    947,607
   21,445   RUSSELL CORPORATION                                         361,134

                                                                      2,498,501
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.16%
   24,026   CENTRAL PARKING CORPORATION                                 317,624
   10,301   MIDAS INCORPORATED+                                         166,876

                                                                        484,500
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.64%
   21,404   MDC HOLDINGS INCORPORATED<<                               1,564,603
    4,196   NVR INCORPORATED+<<                                       2,311,996
   22,072   STANDARD-PACIFIC CORPORATION                              1,244,199

                                                                      5,120,798
                                                                 --------------

BUSINESS SERVICES - 7.22%
   32,657   AARON RENTS INCORPORATED                                    710,616
   31,874   ABM INDUSTRIES INCORPORATED                                 642,261
   17,273   ADMINISTAFF INCORPORATED+                                   202,094
   20,067   ADVO INCORPORATED                                           620,873

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

BUSINESS SERVICES (CONTINUED)
   10,173   ANSYS INCORPORATED+                                  $      505,903
   20,477   ARBITRON INCORPORATED+                                      749,663
   15,640   BRADY CORPORATION CLASS A                                   762,763
    8,541   BROOKTROUT INCORPORATED+                                     77,382
   19,140   CACI INTERNATIONAL INCORPORATED CLASS A+                  1,010,209
   20,724   CAPTARIS INCORPORATED+                                       88,284
   16,137   CARREKER CORPORATION+                                       122,803
   23,710   CERNER CORPORATION+<<                                     1,025,695
   39,599   CIBER INCORPORATED+                                         297,785
   30,217   COGNEX CORPORATION                                          791,685
   27,337   DENDRITE INTERNATIONAL INCORPORATED+                        440,672
   23,265   DIGITAL INSIGHT CORPORATION+<<                              317,102
   31,656   EFUNDS CORPORATION+                                         588,485
   20,406   FACTSET RESEARCH SYSTEMS INCORPORATED                       983,569
   25,899   FILENET CORPORATION+                                        452,197
   19,782   FINDWHAT.COM+<<                                             370,517
   14,605   GERBER SCIENTIFIC INCORPORATED+                              96,247
   12,557   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+            361,893
   25,622   HYPERION SOLUTIONS CORPORATION+<<                           870,892
    7,641   INSURANCE AUTO AUCTIONS INCORPORATED+                       131,043
   31,019   INTERNET SECURITY SYSTEMS+                                  527,323
   11,392   INTRADO INCORPORATED+<<                                     115,173
   19,090   JDA SOFTWARE GROUP INCORPORATED+<<                          206,554
   20,458   KRONOS INCORPORATED+                                        906,085
   27,517   LABOR READY INCORPORATED+<<                                 385,788
   19,772   MANHATTAN ASSOCIATES INCORPORATED+                          482,832
   13,269   MAPINFO CORPORATION+                                        143,305
    6,916   MEMBERWORKS INCORPORATED+<<                                 181,476
   16,410   MRO SOFTWARE INCORPORATED+                                  164,100
   20,923   NCO GROUP INCORPORATED+                                     563,875
   23,657   NDCHEALTH CORPORATION                                       379,695
   25,164   NETEGRITY INCORPORATED+                                     188,982
   15,953   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                  105,449
   16,576   ON ASSIGNMENT INCORPORATED+                                  73,597
   13,708   PC-TEL INCORPORATED+                                        113,228
   16,119   PHOENIX TECHNOLOGIES LIMITED+                                80,434
   23,826   PROGRESS SOFTWARE CORPORATION+                              474,137
   10,476   QRS CORPORATION+                                             72,494
   17,358   RADIANT SYSTEMS INCORPORATED+                                69,779
   12,444   RADISYS CORPORATION+                                        173,594
   22,776   ROXIO INCORPORATED+<<                                       117,069
   29,181   SERENA SOFTWARE INCORPORATED+<<                             488,198
   10,361   SOURCECORP INCORPORATED+                                    229,393
   40,010   SPHERION CORPORATION+                                       312,878
   11,548   SPSS INCORPORATED+                                          153,935
    9,503   STARTEK INCORPORATED                                        298,014
   29,494   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<               968,878

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

BUSINESS SERVICES (CONTINUED)
    9,022   TALX CORPORATION                                     $      208,318
   25,716   THQ INCORPORATED+<<                                         500,433
   24,200   VERITY INCORPORATED+                                        311,696
   14,543   VIAD CORPORATION                                            345,105
   10,001   VOLT INFORMATION SCIENCE INCORPORATED+                      287,729
   15,291   WEBSENSE INCORPORATED+<<                                    637,176

                                                                     22,487,355
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 4.07%
   34,472   ALPHARMA INCORPORATED CLASS A                               630,493
   15,380   ARCH CHEMICALS INCORPORATED                                 439,099
   18,939   ARQULE INCORPORATED+                                         87,498
   10,306   BRADLEY PHARMACEUTICALS INCORPORATED+<<                     209,727
   17,151   CAMBREX CORPORATION                                         376,465
   19,122   DIAGNOSTIC PRODUCTS CORPORATION<<                           781,516
   21,745   GEORGIA GULF CORPORATION                                    969,610
   18,794   HB FULLER COMPANY                                           514,956
   22,503   IDEXX LABORATORIES INCORPORATED+<<                        1,141,802
   19,577   IMMUCOR INCORPORATED+<<                                     484,531
   19,903   MACDERMID INCORPORATED                                      576,391
   37,278   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                1,455,333
   46,415   MGI PHARMA INCORPORATED+<<                                1,238,816
    9,907   NATURES SUNSHINE PRODUCTS INCORPORATED                      150,289
   43,938   NBTY INCORPORATED+<<                                        947,303
   15,374   NOVEN PHARMACEUTICALS INCORPORATED+                         320,394
   18,627   OM GROUP INCORPORATED+<<                                    681,003
   26,470   OMNOVA SOLUTIONS INCORPORATED+                              159,614
   17,149   PAREXEL INTERNATIONAL CORPORATION+<<                        336,120
    5,769   PENFORD CORPORATION                                         100,438
   60,203   POLYONE CORPORATION+                                        452,727
    6,343   QUAKER CHEMICAL CORPORATION                                 153,184
   11,512   SURMODICS INCORPORATED+<<                                   273,410
   21,030   WELLMAN INCORPORATED                                        178,334

                                                                     12,659,053
                                                                 --------------

COAL MINING - 0.46%
   49,852   MASSEY ENERGY COMPANY                                     1,442,218
                                                                 --------------

COMMUNICATIONS - 1.29%
   24,314   ANIXTER INTERNATIONAL INCORPORATED+<<                       853,178
   15,139   AUDIOVOX CORPORATION CLASS A+                               254,941
   11,494   BOSTON COMMUNICATIONS GROUP INCORPORATED+<<                 100,802
   37,677   GENERAL COMMUNICATION INCORPORATED CLASS A+                 340,977
   25,129   GLOBAL PAYMENTS INCORPORATED<<                            1,345,658
   15,267   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                    482,285
   29,112   WEBEX COMMUNICATIONS INCORPORATED+<<                        635,224

                                                                      4,013,065
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMPUTERS-INTERGRATED SYSTEMS - 0.12%
   21,158   AGILYSYS INCORPORATED                                $      365,822
                                                                 --------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.37%
    8,171   CHEMED CORPORATION                                          455,452
    9,946   EMCOR GROUP INCORPORATED+<<                                 374,168
   17,569   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<             328,013

                                                                      1,157,633
                                                                 --------------

DEPOSITORY INSTITUTIONS - 8.46%
   15,148   ANCHOR BANCORP WISCONSIN INCORPORATED                       392,333
   39,298   BANKATLANTIC BANCORP INCORPORATED CLASS A                   719,939
   19,713   BANKUNITED FINANCIAL CORPORATION CLASS A+                   574,634
   17,968   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED              448,481
   38,852   BROOKLINE BANCORP INCORPORATED                              608,811
   30,328   CHITTENDEN CORPORATION                                      826,431
   26,091   COMMERCIAL FEDERAL CORPORATION                              703,935
   20,085   COMMUNITY BANK SYSTEM INCORPORATED                          504,736
   24,471   DIME COMMUNITY BANCSHARES                                   411,113
   18,372   DOWNEY FINANCIAL CORPORATION                              1,009,725
   33,055   EAST WEST BANCORP INCORPORATED                            1,110,318
   26,420   FIRST BANCORP PUERTO RICO                                 1,276,086
   30,533   FIRST MIDWEST BANCORP INCORPORATED                        1,055,221
   10,406   FIRST REPUBLIC BANK                                         478,676
   10,777   FIRSTFED FINANCIAL CORPORATION+                             526,780
   40,215   FLAGSTAR BANCORP INCORPORATED                               855,775
   26,341   GOLD BANC CORP INCORPORATED                                 355,340
   29,527   HUDSON UNITED BANCORP                                     1,088,070
   18,595   IRWIN FINANCIAL CORPORATION                                 480,123
   21,428   MAF BANCORP INCORPORATED                                    924,190
   13,343   PRIVATEBANCORP INCOPORATED                                  359,727
   21,686   PROVIDENT BANKSHARES CORPORATION                            727,565
   42,058   REPUBLIC BANCORP INCORPORATED                               647,693
   19,222   RIGGS NATIONAL CORPORATION                                  426,728
   46,410   SOUTH FINANCIAL GROUP INCORPORATED                        1,308,762
   45,432   SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED              915,001
   29,471   STERLING BANCSHARES INCORPORATED TEXAS<<                    396,385
   14,871   STERLING FINANCIAL CORPORATION+                             524,054
   30,507   SUSQUEHANNA BANCSHARES INCORPORATED                         750,472
   48,816   TRUSTCO BANK CORPORATION NY                                 625,821
   29,735   UCBH HOLDINGS INCORPORATED                                1,161,746
   28,759   UMPQUA HOLDINGS CORPORATION                                 648,803
   28,490   UNITED BANKSHARES INCORPORATED                              987,179
   21,942   WAYPOINT FINANCIAL CORPORATION                              604,941
   26,830   WHITNEY HOLDING CORPORATION                               1,126,860
   13,484   WINTRUST FINANCIAL CORPORATION<<                            772,364

                                                                     26,334,818
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

DURABLE GOODS - CONSUMER - 0.05%
   17,678   STURM RUGER & COMPANY INCORPORATED                   $      159,279
                                                                 --------------

EATING & DRINKING PLACES - 2.31%
   24,072   CEC ENTERTAINMENT INCORPORATED+                             884,646
   13,275   IHOP CORPORATION<<                                          507,238
   24,182   JACK IN THE BOX INCORPORATED+                               767,295
   18,129   LANDRY'S RESTAURANTS INCORPORATED<<                         494,740
   14,417   LONE STAR STEAKHOUSE & SALOON INCORPORATED                  372,391
   14,012   O'CHARLEYS INCORPORATED+                                    228,396
   16,825   P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                   815,844
   11,037   PAPA JOHNS INTERNATIONAL INCORPORATED+<<                    338,615
   22,257   RARE HOSPITALITY INTERNATIONAL INCORPORATED+<<              593,149
   27,363   RYAN'S RESTAURANT GROUP INCORPORATED+                       406,067
   39,147   SONIC CORPORATION+<<                                      1,003,338
   17,986   STEAK N SHAKE COMPANY+                                      307,201
   42,167   TRIARC COMPANIES INCORPORATED CLASS B                       483,655

                                                                      7,202,575
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.35%
   19,411   ALLETE INCORPORATED<<                                       630,857
   10,950   AMERICAN STATES WATER COMPANY                               272,655
   41,125   ATMOS ENERGY CORPORATION                                  1,035,939
   31,802   AVISTA CORPORATION                                          575,616
    7,387   CASCADE NATURAL GAS CORPORATION                             156,826
    7,967   CENTRAL VERMONT PUBLIC SERVICE                              160,216
   10,354   CH ENERGY GROUP INCORPORATED                                474,213
   30,945   CLECO CORPORATION                                           533,492
   31,264   EL PASO ELECTRIC COMPANY+                                   502,412
   23,901   ENERGEN CORPORATION                                       1,232,097
    3,341   GREEN MOUNTAIN POWER CORPORATION                             87,033
   13,781   LACLEDE GROUP INCORPORATED                                  402,819
   18,174   NEW JERSEY RESOURCES                                        752,404
   17,963   NORTHWEST NATURAL GAS COMPANY                               569,966
   10,490   NUI CORPORATION<<                                           139,937
   25,179   PIEDMONT NATURAL GAS COMPANY<<                            1,106,365
   53,794   SOUTHERN UNION COMPANY+<<                                 1,102,770
   23,185   SOUTHWEST GAS CORPORATION                                   555,281
   33,473   UGI CORPORATION                                           1,247,204
    9,539   UIL HOLDINGS CORPORATION                                    469,223
   22,508   UNISOURCE ENERGY CORPORATION                                548,070
   31,528   WASTE CONNECTIONS INCORPORATED+<<                           998,807

                                                                     13,554,202
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 6.75%
   17,069   ACTEL CORPORATION+                                          259,449
   27,975   ACUITY BRANDS INCORPORATED                                  664,966
   72,233   ADAPTEC INCORPORATED+                                       548,971
   21,469   ADVANCED ENERGY INDUSTRIES INCORPORATED+                    199,447

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (CONTINUED)
   48,750   AEROFLEX INCORPORATED+                               $      515,287
   23,184   ALLIANCE SEMICONDUCTOR CORPORATION+                          80,217
   19,336   AO SMITH CORPORATION<<                                      470,832
   15,811   APPLICA INCORPORATED+                                        63,876
    7,349   APPLIED SIGNAL TECHNOLOGY INCORPORATED                      235,095
   25,750   ARTESYN TECHNOLOGIES INCORPORATED+                          256,985
   20,606   ATMI INCORPORATED+<<                                        422,011
   21,640   BALDOR ELECTRIC COMPANY                                     512,002
    7,440   BEL FUSE INCORPORATED CLASS B                               246,115
   26,999   BENCHMARK ELECTRONICS INCORPORATED+<<                       804,570
   16,624   C&D TECHNOLOGIES INCORPORATED                               316,188
   28,255   C-COR INCORPORATED+                                         238,755
    9,491   CATAPULT COMMUNICATIONS CORPORATION+<<                      178,810
   24,688   CHECKPOINT SYSTEMS INCORPORATED+                            384,392
   12,023   CONCORD COMMUNICATIONS INCORPORATED+                        107,305
   23,715   CTS CORPORATION                                             298,809
   17,553   CUBIC CORPORATION<<                                         401,964
   24,167   CYMER INCORPORATED+<<                                       692,626
   13,792   DIONEX CORPORATION+                                         754,422
   18,710   DSP GROUP INCORPORATED+                                     393,845
   12,073   DUPONT PHOTOMASKS INCORPORATED+<<                           205,724
   18,552   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                 321,877
   25,951   ESS TECHNOLOGY INCORPORATED+                                177,764
   26,978   EXAR CORPORATION+                                           382,008
   47,455   HARMONIC INCORPORATED+                                      315,576
   17,158   HELIX TECHNOLOGY CORPORATION                                233,263
   17,128   HUTCHINSON TECHNOLOGY INCORPORATED+<<                       457,831
   16,897   INTER-TEL INCORPORATED                                      365,313
   14,637   LITTELFUSE INCORPORATED+                                    505,416
   18,715   MAGNETEK INCORPORATED+                                      139,801
   13,937   MERCURY COMPUTER SYSTEMS INCORPORATED+                      375,184
   23,309   METHODE ELECTRONICS                                         298,122
   39,172   MICORSEMI CORPORATION+                                      552,325
   16,877   MOOG INCORPORATED CLASS A+                                  612,635
    4,480   NATIONAL PRESTO INDUSTRIES INCORPORATED                     187,354
   13,066   PARK ELECTROCHEMICAL CORPORATION                            276,999
   17,342   PERICOM SEMICONDUCTOR+                                      167,524
   21,404   PHOTRONICS INCORPORATED+<<                                  355,734
   20,310   POWER INTEGRATIONS INCORPORATED+<<                          414,933
   22,713   RAYOVAC CORPORATION+                                        598,488
   16,066   REGAL-BELOIT CORPORATION                                    388,637
   10,999   ROGERS CORPORATION+<<                                       467,348
   10,028   SBS TECHNOLOGIES INCORPORATED+                              122,342
  102,201   SKYWORKS SOLUTIONS INCORPORATED+<<                          970,910
   12,086   STANDARD MICROSYSTEMS CORPORATION+                          211,626
    8,492   SUPERTEX INCORPORATED+                                      165,000
   29,479   SYMMETRICOM INCORPORATED+<<                                 278,871
   16,314   SYNAPTICS INCORPORATED+                                     328,890

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (CONTINUED)
   26,555   TECHNITROL INCORPORATED+                             $      517,823
   14,300   THREE-FIVE SYSTEMS INCORPORATED+<<                           39,182
    8,635   TOLLGRADE COMMUNICATIONS INCORPORATED+                       75,902
   23,904   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
            INCORPORATED+                                               738,634
   17,578   VIASAT INCORPORATED+                                        353,318
   27,664   VICOR CORPORATION                                           279,683
   20,973   ZIX CORPORATION+<<                                           96,056

                                                                     21,025,032
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.59%
   21,523   AMERICAN HEALTHCORP+<<                                      626,535
   12,940   CDI CORPORATION                                             265,270
   14,250   MAXMUS INCORPORATED+                                        410,543
   37,090   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+<<        1,335,240
   40,642   PRG-SCHULTZ INTERNATIONAL INCORPORATED+<<                   233,285
   36,586   REGENERON PHARMACEUTICAL INCORPORATED+<<                    317,566
   36,943   TETRA TECH INCORPORATED+<<                                  468,068
   28,215   URS CORPORATION+                                            752,776
   21,154   WATSON WYATT & COMPANY HOLDINGS                             556,350

                                                                      4,965,633
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 1.62%
   23,916   APTARGROUP INCORPORATED                                   1,051,586
   19,193   COMMERCIAL METALS COMPANY                                   762,346
   19,272   GRIFFON CORPORATION+                                        406,639
   19,800   MASOTECH ESCROW INCORPORATED+(A)                                  0
    9,396   MATERIAL SCIENCES CORPORATION+                              126,752
    9,577   MOBILE MINI INCORPORATED+<<                                 237,510
   41,900   SHAW GROUP INCORPORATED+<<                                  502,800
   15,650   SIMPSON MANUFACTURING COMPANY INCORPORATED                  989,080
   38,208   TOWER AUTOMOTIVE INCORPORATED+<<                             79,855
   15,685   VALMONT INDUSTRIES INCORPORATED                             327,346
   21,218   WATTS WATER TECHNOLOGIES INCORPORATED                       569,703

                                                                      5,053,617
                                                                 --------------

FINANCE COMPANIES - 0.04%
   16,275   REWARDS NETWORK INCORPORATED+<<                             108,554
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.24%
   11,859   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                    310,113
   24,220   CORN PRODUCTS INTERNATIONAL INCORPORATED                  1,116,542
   28,784   FLOWERS FOODS INCORPORATED                                  744,066
    5,910   J & J SNACK FOODS CORPORATION+                              253,421
   19,424   LANCE INCORPORATED                                          313,697
   19,219   RALCORP HOLDINGS INCORPORATED+                              693,806
   13,097   SANDERSON FARMS INCORPORATED<<                              438,095

                                                                      3,869,740
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

FOOD STORES - 0.29%
   25,332   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<< $      154,525
   19,841   PANERA BREAD COMPANY+<<                                     744,831

                                                                        899,356
                                                                 --------------

FURNITURE & FIXTURES - 0.63%
    7,674   BASSETT FURNITURE INDUSTRIES INCORPORATED                   144,885
   24,490   ETHAN ALLEN INTERIORS INCORPORATED                          851,028
   34,162   LA-Z-BOY INCORPORATED<<                                     518,579
   24,090   SELECT COMFORT CORPORATION+<<                               438,438

                                                                      1,952,930
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.59%
   32,877   CASEY'S GENERAL STORES                                      611,183
   25,756   FRED'S INCORPORATED<<                                       462,578
   19,290   SHOPKO STORES INCORPORATED+                                 335,839
   27,701   STEIN MART INCORPORATED+                                    421,609

                                                                      1,831,209
                                                                 --------------

HEALTH SERVICES - 2.33%
   31,848   ACCREDO HEALTH INCORPORATED+                                750,657
   19,933   AMSURG CORPORATION+<<                                       422,181
   21,042   CROSS COUNTRY HEALTHCARE INCORPORATED+<<                    326,151
   15,295   CRYOLIFE INCORPORATED+<<                                    111,042
    8,486   CURATIVE HEALTH SERVICES INCORPORATED+                       58,299
   20,260   ENZO BIOCHEM INCORPORATED+<<                                303,900
   16,095   GENTIVA HEALTH SERVICES INCORPORATED+                       263,475
   42,721   HOOPER HOLMES INCORPORATED                                  191,390
   21,507   NAUTILUS GROUP INCORPORATED<<                               485,843
   32,913   OCA INCORPORATED+<<                                         156,008
   24,068   ODYSSEY HEALTHCARE INCORPORATED+<<                          427,207
   15,757   PEDIATRIX MEDICAL GROUP INCORPORATED+                       864,272
   32,648   PROVINCE HEALTHCARE COMPANY+                                682,996
   10,698   REHABCARE GROUP INCORPORATED+                               246,375
   17,601   SIERRA HEALTH SERVICES INCORPORATED+<<                      843,616
   13,501   SUNRISE SENIOR LIVING INCORPORATED+<<                       474,155
   18,609   UNITED SURGICAL PARTNERS INTERNATIONAL
            INCORPORATED+<<                                             639,219

                                                                      7,246,786
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.83%
    8,915   4KIDS ENTERTAINMENT INCORPORATED+                           180,083
   25,093   CAPITAL AUTOMOTIVE                                          784,658
   17,872   COLONIAL PROPERTIES TRUST<<                                 718,812
   34,063   COMMERCIAL NET LEASE REALTY INCORPORATED                    620,628
   24,248   COMMUNITY FIRST BANKSHARES INCORPORATED                     777,391
   16,121   ENTERTAINMENT PROPERTIES TRUST                              609,374
   15,069   ESSEX PROPERTY TRUST INCORPORATED                         1,082,707
   19,234   GABLES RESIDENTIAL TRUST<<                                  656,841
   20,971   GLENBOROUGH REALTY TRUST INCORPORATED                       435,568

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
   22,072   HEADWATERS INCORPORATED+<<                           $      681,142
   18,668   KILROY REALTY CORPORATION                                   709,944
   30,201   SHURGARD STORAGE CENTERS INCORPORATED                     1,171,799
    9,958   SOVRAN SELF STORAGE INCORPORATED                            390,154

                                                                      8,819,101
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.03%
   18,378   BELL MICROPRODUCTS INCORPORATED+<<                          142,613
   14,368   COST PLUS INCORPORATED+                                     508,340
   15,615   ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+<<                532,471
   16,525   GUITAR CENTER INCORPORATED+<<                               715,533
   14,836   HAVERTY FURNITURE COMPANIES INCORPORATED                    260,223
   29,653   LINENS `N THINGS INCORPORATED+<<                            687,060
   21,224   MOVIE GALLERY INCORPORATED                                  372,057

                                                                      3,218,297
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.43%
   22,737   AZTAR CORPORATION+                                          602,530
   19,575   MARCUS CORPORATION                                          381,125
   29,304   PRIME HOSPITALITY CORPORATION+                              356,630

                                                                      1,340,285
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.89%
   13,037   ASTEC INDUSTRIES INCORPORATED+                              249,267
   65,659   AXCELIS TECHNOLOGIES INCORPORATED+                          543,657
   11,529   BLACK BOX CORPORATION                                       425,997
   16,825   BRIGGS & STRATTON CORPORATION                             1,366,190
   29,272   BROOKS AUTOMATION INCORPORATED+<<                           414,199
   11,360   DRIL-QUIP INCORPORATED+                                     253,328
   17,110   ENGINEERED SUPPORT SYSTEMS INCORPORATED                     780,900
   20,030   FEDDERS CORPORATION                                          81,923
   13,002   GARDNER DENVER INCORPORATED+                                358,465
   15,150   GLOBAL IMAGING SYSTEMS INCORPORATED+                        470,862
   15,122   HYDRIL COMPANY+                                             649,490
   33,115   IDEX CORPORATION                                          1,124,585
   18,531   KAYDON CORPORATION                                          533,137
   33,540   KULICKE & SOFFA INDUSTRIES INCORPORATED+                    189,501
   38,641   LENNOX INTERNATIONAL INCORPORATED                           577,297
    7,728   LINDSAY MANUFACTURING COMPANY                               207,342
   17,566   MANITOWOC COMPANY INCORPORATED                              622,890
   12,163   MICROS SYSTEMS INCORPORATED+                                609,001
   23,498   MILACRON INCORPORATED<<                                      73,314
   21,240   NYFIX INCORPORATED+<<                                       129,139
   26,043   PAXAR CORPORATION+                                          590,655
    9,608   PLANAR SYSTEMS INCORPORATED+<<                              107,706
    9,531   ROBBINS & MYERS INCORPORATED                                209,682
    8,234   SCANSOURCE INCORPORATED+                                    525,329
   10,133   SCM MICROSYSTEMS INCORPORATED+                               27,764

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
   (CONTINUED)
   11,469   THOMAS INDUSTRIES INCORPORATED                       $      360,127
   59,157   TIMKEN COMPANY<<                                          1,456,445
   15,005   TORO COMPANY                                              1,024,842
   15,621   ULTRATECH INCORPORATED+                                     244,781
   17,526   WATSCO INCORPORATED                                         526,306
    7,424   WOODWARD GOVERNOR COMPANY                                   501,046

                                                                     15,235,167
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
   23,527   HILB, ROGAL & HAMILTON COMPANY<<                            852,148
   11,234   LABONE INCORPORATED+<<                                      328,370

                                                                      1,180,518
                                                                 --------------

INSURANCE CARRIERS - 3.06%
   16,345   AMERIGROUP CORPORATION+                                     919,406
   13,424   CENTENE CORPORATION+                                        571,594
   20,745   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                 833,327
   50,634   FREMONT GENERAL CORPORATION                               1,172,177
   11,926   LANDAMERICA FINANCIAL GROUP INCORPORATED                    542,633
   14,604   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+              804,972
   19,274   PRESIDENTIAL LIFE CORPORATION                               331,127
   19,166   PROASSURANCE CORPORATION+<<                                 671,193
   16,565   RLI CORPORATION                                             622,016
    6,510   SCPIE HOLDINGS INCORPORATED                                  58,395
   18,265   SELECTIVE INSURANCE GROUP INCORPORATED                      679,458
   18,895   STEWART & STEVENSON SERVICES CORPORATION                    333,875
   11,891   STEWART INFORMATION SERVICES CORPORATION                    468,505
   30,473   UNITIED INSURANCE COMPANIES INCORPORATED                    997,686
   12,664   ZENITH NATIONAL INSURANCE CORPORATION                       535,814

                                                                      9,542,178
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.35%
   11,937   BROWN SHOE COMPANY INCORPORATED                             299,141
   14,324   GENESCO INCORPORATED+<<                                     337,330
   22,903   K-SWISS INCORPORATED                                        440,883

                                                                      1,077,354
                                                                 --------------

LEGAL SERVICES - 0.08%
   10,152   PRE-PAID LEGAL SERVICES INCORPORATED+<<                     260,703
                                                                 --------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.51%
   46,826   CHAMPION ENTERPRISES INCORPORATED+                          481,839
   10,296   COACHMEN INDUSTRIES INCORPORATED                            162,471
    7,971   DELTIC TIMBER CORPORATION                                   317,166
    5,512   SKYLINE CORPORATION                                         220,756
   11,750   UNIVERSAL FOREST PRODUCTS                                   401,850

                                                                      1,584,082
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 9.66%
   23,422   ADVANCED MEDICAL OPTICS INCORPORATED+<<              $      926,809
   22,105   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<           801,748
    8,963   ANALOGIC CORPORATION                                        373,667
   21,520   ARMOR HOLDINGS INCORPORATED+                                895,447
   14,188   ARTHROCARE CORPORATION+<<                                   415,567
    9,709   BEI TECHNOLOGIES INCORPORATED                               266,027
   15,979   BIOLASE TECHNOLOGY INCORPORATED<<                           130,389
   10,440   BIOSITE INCORPORATED+<<                                     511,142
   19,919   COHERENT INCORPORATED+                                      516,699
   14,129   COHU INCORPORATED                                           208,827
   19,595   CONMED CORPORATION+                                         515,348
   21,463   COOPER COMPANIES INCORPORATED                             1,471,289
   11,142   CUNO INCORPORATED+                                          643,450
   15,663   CYBERONICS INCORPORATED+<<                                  320,465
    9,715   DATASCOPE CORPORATION                                       362,369
   14,386   DJ ORTHOPEDICS INCORPORATED+                                253,913
   17,865   DRS TECHNOLOGIES INCORPORATED+                              668,866
   13,107   EDO CORPORATION                                             363,719
   13,906   ESTERLINE TECHNOLOGIES CORPORATION+                         425,385
   21,849   FEI COMPANY+<<                                              431,736
   22,177   FLIR SYSTEMS INCORPORATED+                                1,297,354
   46,493   FOSSIL INCORPORATED+<<                                    1,438,493
   16,563   HAEMONETICS CORPORATION MASSACHUSETTS+                      543,929
   13,473   HOLOGIC INCORPORATED+                                       259,625
    9,018   ICU MEDICAL INCORPORATED+<<                                 234,829
   50,005   INPUT OUTPUT INCORPORATED+<<                                515,552
   18,899   INTEGRA LIFESCIENCES HOLDINGS+<<                            606,847
   17,003   INTERMAGNETICS GENERAL CORPORATION+                         393,619
   20,477   INVACARE CORPORATION                                        941,942
   11,590   INVISION TECHNOLOGIES INCORPORATED+                         521,434
   14,860   IONICS INCORPORATED+<<                                      401,220
   13,780   ITRON INCORPORATED+                                         240,461
   10,650   KEITHLEY INSTRUMENTS INCORPORATED                           185,843
    7,536   KENSEY NASH CORPORATION+<<                                  197,368
   46,056   KOPIN CORPORATION+                                          187,448
   13,131   MEADE INSTRUMENTS CORPORATION+                               40,837
   27,817   MENTOR CORPORATION                                          936,877
   17,311   MERIT MEDICAL SYSTEMS INCORPORATED+                         261,569
   11,268   OSTEOTECH INCORPORATED+                                      44,396
   11,041   PHOTON DYNAMICS INCORPORATED+                               224,132
   45,199   PINNACLE SYSTEMS INCORPORATED+                              188,480
   17,920   POLYMEDICA CORPORATION                                      551,936
   11,932   POSSIS MEDICAL INCORPORATED+<<                              186,855
   22,220   RESMED INCORPORATED+<<                                    1,057,894
   22,879   RESPIRONICS INCORPORATED+                                 1,222,654
   24,310   ROPER INDUSTRIES INCORPORATED                             1,396,853
   11,006   RUDOLPH TECHNOLOGIES INCORPORATED+                          184,240
   21,149   SOLA INTERNATIONAL INCORPORATED+                            402,888

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (CONTINUED)
   15,383   SONIC SOLUTIONS+                                     $      251,051
   25,566   SYBRON DENTAL SPECIALTIES INCORPORATED+                     759,055
   26,999   TECHNE CORPORATION+                                       1,030,822
   21,333   TELEDYNE TECHNOLOGIES INCORPORATED+                         534,178
   19,688   THERAGENICS CORPORATION+                                     71,861
   33,609   TRIMBLE NAVIGATION LIMITED+                               1,062,044
   19,489   VEECO INSTRUMENTS INCORPORATED+<<                           408,684
   20,271   VIASYS HEALTHCARE INCORPORATED+                             339,134
    8,348   VITAL SIGNS INCORPORATED                                    266,969
   13,638   X-RITE INCORPORATED                                         198,706

                                                                     30,090,941
                                                                 --------------

MEDICAL EQUIPMENT & SUPPLIES - 0.08%
   14,046   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<              251,283
                                                                 --------------

MEMBERSHIP ORGANIZATIONS - 0.13%
   14,795   JO ANN STORES INCORPORATED+                                 414,852
                                                                 --------------

METAL MINING - 0.18%
    7,029   CLEVELAND CLIFFS INCORPORATED+<<                            568,435
                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.57%
   19,227   AMCOL INTERNATIONAL CORPORATION                             367,620
   28,433   FLORIDA ROCK INDUSTRIES INCORPORATED                      1,392,933

                                                                      1,760,553
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.73%
   12,428   DAKTRONICS INCORPORATED+<<                                  303,865
   17,166   JAKKS PACIFIC INCORPORATED+                                 394,818
   30,647   K2 INCORPORATED+                                            438,559
   10,617   LYDALL INCORPORATED+                                         98,738
   13,683   RUSS BERRIE AND COMPANY INCORPORATED<<                      275,712
   15,238   SHUFFLE MASTER INCORPORATED+<<                              570,815
    8,011   STANDEX INTERNATIONAL CORPORATION                           196,270

                                                                      2,278,777
                                                                 --------------

MISCELLANEOUS RETAIL - 0.92%
   12,061   ACTION PERFORMANCE COMPANIES INCORPORATED                   122,178
   18,600   CASH AMERICA INTERNATIONAL INCORPORATED                     454,956
   12,408   HANCOCK FABRICS INCORPORATED                                148,648
   15,397   HIBBETT SPORTING GOODS INCORPORATED+<<                      315,484
   13,206   J JILL GROUP INCORPORATED+                                  262,139
   24,509   LONGS DRUG STORES CORPORATION<<                             593,118
   34,137   ZALE CORPORATION+                                           959,250

                                                                      2,855,773
                                                                 --------------

MOTION PICTURES - 0.33%
   22,033   AVID TECHNOLOGY INCORPORATED+<<                           1,032,687
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.73%
   16,371   ARKANSAS BEST CORPORATION                            $      599,506
   14,141   FORWARD AIR CORPORATION+                                    565,923
   49,269   HEARTLAND EXPRESS INCORPORATED                              909,013
   19,895   LANDSTAR SYSTEM INCORPORATED+<<                           1,167,439
   18,250   USF CORPORATION                                             654,992
   31,604   YELLOW ROADWAY CORPORATION+<<                             1,481,912

                                                                      5,378,785
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.83%
   11,336   FINANCIAL FEDERAL CORPORATION+<<                            424,873
   31,234   NEW CENTURY FINANCIAL CORPORATION<<                       1,880,911
   12,122   WORLD ACCEPTANCE CORPORATION+                               281,837

                                                                      2,587,621
                                                                 --------------

NON-DURABLE GOODS - CONSUMER - 0.08%
   24,783   STRIDE RITE CORPORATION                                     254,026
                                                                 --------------

OIL & GAS EXTRACTION - 4.40%
    9,108   ATWOOD OCEANICS INCORPORATED+                               432,994
   21,710   CABOT OIL AND GAS CORPORATION                               974,779
   25,147   CAL DIVE INTERNATIONAL INCORPORATED+<<                      895,736
   27,192   CIMAREX ENERGY COMPANY+<<                                   950,089
   16,551   OCEANEERING INTERNATIONAL INCORPORATED+                     609,739
   46,382   PATINA OIL & GAS CORPORATION                              1,371,516
   10,687   PETROLEUM DEVELOPMENT CORPORATION+                          468,304
   18,085   REMINGTON OIL & GAS CORPORATION+<<                          474,731
   12,040   SEACOR SMIT INCORPORATED+                                   562,870
   23,759   SOUTHWESTERN ENERGY COMPANY+                                997,640
   22,255   SPINNAKER EXPLORATION COMPANY+                              779,815
   18,834   ST. MARY LAND & EXPLORATION COMPANY                         749,782
   17,496   STONE ENERGY CORPORATION+                                   765,625
   18,359   SWIFT ENERGY COMPANY+<<                                     439,882
   14,643   TETRA TECH INCORPORATED+                                    454,665
   30,042   UNIT CORPORATION+                                         1,053,873
   21,953   VERITAS DGC INCORPORATED+<<                                 500,089
   42,815   VINTAGE PETROLEUM INCORPORATED                              859,297
   18,070   W-H ENERGY SERVICES INCORPORATED+                           374,953

                                                                     13,716,379
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.81%
   24,289   BUCKEYE TECHNOLOGIES INCORPORATED+                          270,822
   18,706   CARAUSTAR INDUSTRIES INCORPORATED+                          313,700
   12,817   CHESAPEAKE CORPORATION                                      307,864
   10,407   POPE & TALBOT INCORPORATED                                  183,163
   23,413   ROCK-TENN COMPANY CLASS A                                   368,521
    9,773   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED               316,645
   18,769   STANDARD REGISTER COMPANY<<                                 197,075

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

PAPER & ALLIED PRODUCTS (CONTINUED)
   33,953   WAUSAU-MOSINEE PAPER CORPORATION                     $      565,317

                                                                      2,523,107
                                                                 --------------

PERSONAL SERVICES - 0.35%
    5,884   ANGELICA CORPORATION                                        146,394
   14,083   COINSTAR INCORPORATED+<<                                    328,134
    5,091   CPI CORPORATION                                              67,456
   13,708   G & K SERVICES INCORPORATED CLASS A                         544,756

                                                                      1,086,740
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.35%
   12,948   ELKCORP                                                     359,437
   17,686   FRONTIER OIL CORPORATION                                    417,566
   11,077   WD-40 COMPANY                                               316,802

                                                                      1,093,805
                                                                 --------------

PHARMACEUTICALS - 0.03%
   39,580   SAVIENT PHARMACEUTICALS INCORPORATED+                        91,034
                                                                 --------------

PRIMARY METAL INDUSTRIES - 3.03%
   30,783   BELDEN CDT INCORPORATED                                     671,069
   12,444   BRUSH ENGINEERED MATERIALS INCORPORATED+                    257,715
   15,623   CARPENTER TECHNOLOGY CORPORATION                            745,842
   20,812   CENTURY ALUMINUM COMPANY+<<                                 577,117
   10,677   COMMONWEALTH INDUSTRIES+                                     99,723
   14,037   CURTISS-WRIGHT CORPORATION                                  803,338
   10,211   IMCO RECYCLING INCORPORATED+                                116,405
   19,029   LONE STAR TECHNOLOGIES INCORPORATED+<<                      719,296
   27,920   MAVERICK TUBE CORPORATION+<<                                860,215
   22,983   MUELLER INDUSTRIES INCORPORATED                             987,120
   10,798   QUANEX CORPORATION                                          553,721
   13,938   RTI INTERNATIONAL METALS INCORPORATED+                      269,979
   32,593   STEEL DYNAMICS INCORPORATED                               1,258,742
    8,390   STEEL TECHNOLOGIES INCORPORATED                             214,927
   14,011   TEXAS INDUSTRIES INCORPORATED                               720,726
   25,239   TREDEGAR CORPORATION                                        459,350
    9,732   WOLVERINE TUBE INCORPORATED+                                112,405

                                                                      9,427,690
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.58%
   23,169   BOWNE & COMPANY INCORPORATED                                300,965
    8,934   CONSOLIDATED GRAPHICS INCORPORATED+                         374,335
   13,744   INFORMATION HOLDINGS INCORPORATED+                          374,249
   18,229   JOHN H HARLAND COMPANY                                      571,479
    9,593   THOMAS NELSON INCORPORATED                                  187,543

                                                                      1,808,571
                                                                 --------------

RAILROAD TRANSPORTATION - 0.20%
   41,172   KANSAS CITY SOUTHERN+<<                                     624,579
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

REAL ESTATE - 0.22%
    8,514   MERITAGE CORPORATION+                                $      669,200
                                                                 --------------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.22%
   31,740   LEXINGTON CORPORATE PROPERTIES TRUST                        689,075
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.14%
   19,927   A SCHULMAN INCORPORATED<<                                   439,191
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 0.36%
   27,502   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                   420,781
   13,040   PIPER JAFFRAY COMPANIES INCORPORATED+<<                     516,254
   11,267   SWS GROUP INCORPORATED                                      181,173

                                                                      1,118,208
                                                                 --------------

SOFTWARE - 0.19%
   11,732   EPIQ SYSTEMS INCORPORATED+<<                                182,785
   21,256   MANTECH INTERNATIONAL CORPORATION CLASS A+                  397,912

                                                                        580,697
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.37%
   17,984   APOGEE ENTERPRISES INCORPORATED<<                           232,533
   10,482   CARBO CERAMICS INCORPORATED                                 756,171
    9,031   LIBBEY INCORPORATED<<                                       168,880

                                                                      1,157,584
                                                                 --------------

TELEPHONE SERVICES - 0.19%
   13,837   COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+<<          602,601
                                                                 --------------

TEXTILE MILL PRODUCTS - 0.63%
   21,764   ALBANY INTERNATIONAL CORPORATION CLASS A                    648,785
   34,028   INTERFACE INCORPORATED+                                     272,905
   10,650   OXFORD INDUSTRIES INCORPORATED<<                            396,712
   25,701   WOLVERINE WORLD WIDE INCORPORATED                           647,665

                                                                      1,966,067
                                                                 --------------

TRANSPORTATION BY AIR - 0.77%
   29,362   EGL INCORPORATED+<<                                         888,494
   29,785   FLYI INCORPORATED+<<                                        116,460
   23,393   FRONTIER AIRLINES INCORPORATED+<<                           179,658
   20,744   MESA AIR GROUP INCORPORATED+<<                              105,795
   15,010   OFFSHORE LOGISTICS INCORPORATED+                            516,644
   38,323   SKYWEST INCORPORATED                                        576,761

                                                                      2,383,812
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.72%
   21,181   AAR CORPORATION+                                            263,704
   13,621   ARCTIC CAT INCORPORATED                                     353,465
   16,702   CLARCOR INCORPORATED                                        796,184
   36,387   FLEETWOOD ENTERPRISES INCORPORATED+<<                       552,355
   29,444   GENCORP INCORPORATED<<                                      398,966
   15,026   GROUP 1 AUTOMOTIVE INCORPORATED+<<                          409,909

WELLS FARGO MASTER PORTFOLIOS    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
   28,686   JLG INDUSTRIES INCORPORATED                          $      481,925
   19,305   MONACO COACH CORPORATION                                    417,953
   23,156   OSHKOSH TRUCK CORPORATION                                 1,321,281
   28,017   POLARIS INDUSTRIES INCORPORATED                           1,563,909
   12,986   STANDARD MOTOR PRODUCTS INCORPORATED                        196,219
   10,418   TRIUMPH GROUP INCORPORATED+                                 352,441
   22,183   WABASH NATIONAL CORPORATION+                                609,367
   22,116   WINNEBAGO INDUSTRIES INCORPORATED                           766,098

                                                                      8,483,776
                                                                 --------------

TRANSPORTATION SERVICES - 0.06%
   14,602   PEGASUS SOLUTIONS INCORPORATED+                             174,056
                                                                 --------------

WATER TRANSPORTATION - 0.21%
   16,140   KIRBY CORPORATION+                                          648,021
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 2.02%
   12,517   ADVANCED MARKETING SERVICES INCORPORATED<<                  135,058
   29,668   DIMON INCORPORATED                                          174,745
    9,375   ENESCO GROUP INCORPORATED+                                   64,219
   23,937   HAIN CELESTIAL GROUP INCORPORATED+                          423,206
   23,751   MEN'S WEARHOUSE INCORPORATED+                               689,967
   21,898   MYERS INDUSTRIES INCORPORATED                               239,783
    8,082   NASH FINCH COMPANY                                          254,179
   30,488   PERFORMANCE FOOD GROUP COMPANY+<<                           722,566
   28,665   PRIORITY HEALTHCARE CORPORATION CLASS B+                    577,600
   14,881   SCHOOL SPECIALTY INCORPORATED+                              586,460
   25,132   TRACTOR SUPPLY COMPANY+<<                                   790,150
   26,267   UNITED NATURAL FOODS INCORPORATED+                          698,702
   21,826   UNITED STATIONERS INCORPORATED+<<                           947,248

                                                                      6,303,883
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.72%
   10,375   AM CASTLE & COMPANY+                                        105,306
   12,877   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                460,224
   15,204   BARNES GROUP INCORPORATED                                   417,654
    8,845   BUILDING MATERIALS HOLDINGS CORPORATION                     243,414
    8,812   DEPARTMENT 56 INCORPORATED+                                 143,636
   14,233   DIGI INTERNATIONAL INCORPORATED+                            162,683
   40,380   HUGHES SUPPLY INCORPORATED                                1,214,227
   10,885   IMAGISTICS INTERNATIONAL INCORPORATED+                      365,736
   31,864   INSIGHT ENTERPRISES INCORPORATED+<<                         536,590
   14,920   KAMAN CORPORATION CLASS A                                   178,145
   37,037   KNIGHT TRANSPORTATION INCORPORATED+                         793,333
    6,190   LAWSON PRODUCTS INCORPORATED                                253,604
   25,839   OWENS & MINOR INCORPORATED                                  656,311
   39,543   PEP BOYS-MANNY, MOE & JACK                                  553,602
   21,375   RELIANCE STEEL & ALUMINUM COMPANY                           848,587

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                    VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
   16,378   RYERSON TULL INCORPORATED                                                                   $       281,210
   34,702   SCP POOL CORPORATION                                                                                927,918
   14,613   TBC CORPORATION+                                                                                    326,454

                                                                                                              8,468,634
                                                                                                        ---------------

TOTAL COMMON STOCK (COST $252,099,804)                                                                      304,555,469
                                                                                                        ---------------

PREFERRED STOCKS - 0.00%
   42,000   TIMCO AVIATION SERVICES INCORPORATED+&&&(A)                                                               4

TOTAL PREFERRED STOCKS (COST $0)                                                                                      4
                                                                                                        ---------------

COLLATERAL FOR SECURITIES LENDING - 20.94%
            COLLATERAL FOR SECURITY LENDING                                                                  65,232,857

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $65,232,857)                                                   65,232,857
                                                                                                        ---------------

SHORT-TERM INVESTMENTS - 2.60%

MUTUAL FUND - 2.39%
7,435,099   WELLS FARGO MONEY MARKET TRUST~++                                                                 7,435,099
                                                                                                        ---------------

PRINCIPAL                                                        INTEREST RATE       MATURITY DATE

US TREASURY BILLS - 0.21%
$ 650,000   US TREASURY BILL^#                                            1.29%         11/12/2004              648,787
                                                                                                        ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,084,120)                                                                8,083,886
                                                                                                        ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $325,416,781)*                                121.33%                                             $   377,872,216
OTHER ASSETS AND LIABILITIES, NET                   (21.33)                                                 (66,423,646)
                                                    ------                                              ---------------
TOTAL NET ASSETS                                    100.00%                                             $   311,448,570
                                                    ======                                              ===============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,435,099.

~    THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY

     PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $326,333,932 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 78,208,853
       GROSS UNREALIZED DEPRECIATION                  (26,670,569)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 51,538,284

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 97.46%

AGRICULTURAL SERVICES - 0.62%
  241,000   VCA ANTECH INCORPORATED+<<                           $    4,971,830
                                                                 --------------

AMUSEMENT & RECREATION SERVICES - 1.61%
  196,600   GAYLORD ENTERTAINMENT COMPANY+<<                          6,094,600
  251,000   LAKES ENTERTAINMENT INCORPORATED+<<                       2,630,480
  266,600   MULTIMEDIA GAMES INCORPORATED+<<                          4,132,300

                                                                     12,857,380
                                                                 --------------

APPAREL & ACCESSORY STORES - 1.48%
  177,100   CARTER'S INCORPORATED+                                    4,903,899
  327,900   PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+               6,902,295

                                                                     11,806,194
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 1.50%
  221,000   POLO RALPH LAUREN CORPORATION                             8,037,770
  955,100   SCANSOFT INC+<<                                           3,896,808

                                                                     11,934,578
                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.55%
  194,900   MARINEMAX INCORPORATED+                                   4,389,148
                                                                 --------------

BUSINESS SERVICES - 18.68%
  657,600   ANSWERTHINK CONSULTING GROUP INCORPORATED+                3,518,160
  652,300   ARIBA INCORPORATED+                                       6,092,482
  893,000   BORELAND SOFTWARE CORPORATION+<<                          7,456,550
  361,900   BRINK'S COMPANY                                          10,918,523
  919,000   CNET NETWORKS INCORPORATED+<<                             8,408,850
  246,700   COGENT INCORPORATED+<<                                    4,494,874
1,090,800   E.PIPHANY INCORPORATED+                                   4,395,924
  790,200   HYPERCOM CORPORATION+                                     5,831,676
  259,700   HYPERION SOLUTIONS CORPORATION+<<                         8,827,203
  211,400   INNOVATIVE SOLUTIONS AND SUPPORT INCORPORATED+            5,185,642
  532,100   INTERWOVEN INCORPORATED+                                  3,852,404
  410,900   MACROMEDIA INCORPORATED+<<                                8,250,872
  556,800   MPS GROUP INCORPORATED+                                   4,682,688
  772,500   NETIQ CORPORATION+<<                                      8,265,750
  167,800   OPEN SOLUTIONS INCORPORATED+<<                            4,189,966
  759,800   OPSWARE INCORPORATED+<<                                   4,262,478
  408,200   PACKETEER INCORPORATED+                                   4,412,642
  323,800   PROGRESS SOFTWARE CORPORATION+                            6,443,620
  318,700   RED HAT INCORPORATED+<<                                   3,900,888
  347,400   SERENA SOFTWARE INCORPORATED+                             5,812,002
  146,200   STARTEK INCORPORATED                                      4,584,832
  374,800   SUPPORTSOFT INCORPORATED+<<                               3,650,552
  419,100   THQ INCORPORATED+                                         8,155,686
1,586,700   TIBCO SOFTWARE INCORPORATED+                             13,502,817

                                                                    149,097,081
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

CHEMICALS & ALLIED PRODUCTS - 11.78%
  249,900   ABLE LABORATORIES INCORPORATED+                      $    4,788,084
  367,800   ANGIOTECH PHARMACEUTICALS INCORPORATED+<<                 7,455,306
  537,700   CELL THERAPEUTICS INCORPORATED+                           3,688,622
  640,300   ENCYSIVE PHARMACEUTICALS INCORPORATED+                    5,781,909
  584,400   INDEVUS PHARMACEUTICALS INCORPORATED+<<                   4,143,396
  480,500   IVAX CORPORATION+<<                                       9,201,575
  277,100   NEKTAR THERAPEUTICS+                                      4,012,408
  209,350   NEUROCRINE BIOSCIENCES INCORPORATED+                      9,872,946
  136,600   NOVA CHEMICALS CORPORATION                                5,286,420
  277,000   NOVEN PHARMACEUTICALS INCORPORATED+                       5,772,680
  548,400   PROTEIN DESIGN LABS INCORPORATED+                        10,737,672
  184,000   SANTARUS INCORPORATED SANTARUS+                           1,668,880
  173,700   UNITED THERAPEUTICS CORPORATION+<<                        6,067,341
  210,900   VALEANT PHARMACEUTICALS INTERNATIONAL                     5,086,908
  493,300   VICURON PHARMACEUTICALS INCORPORATED+<<                   7,241,644
  188,000   ZYMOGENETICS INCORPORATED+                                3,278,720

                                                                     94,084,511
                                                                 --------------

COMMUNICATIONS - 0.89%
  366,400   LIN TV CORPORATION CLASS A+                               7,137,472
                                                                 --------------

DEPOSITORY INSTITUTIONS - 0.76%
  423,200   NEWALLIANCE BANCSHARES INCORPORATED                       6,072,920
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.47%
  657,800   ADAPTEC INCORPORATED+<<                                   4,999,280
  312,000   BENCHMARK ELECTRONICS INCORPORATED+                       9,297,600
  360,100   DSP GROUP INCORPORATED+                                   7,580,105
  182,900   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                  3,932,350
  576,600   MICREL INCORPORATED+<<                                    6,002,406
  199,300   NOVELLUS SYSTEMS INCORPORATED+<<                          5,299,387
  921,500   PMC-SIERRA INCORPORATED+                                  8,118,415
  504,300   TEKELEC+                                                  8,411,724
  193,400   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
            INCORPORATED+<<                                           5,976,060

                                                                     59,617,327
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 7.20%
  230,000   CEPHALON INCORPORATED+<<                                 11,017,000
  353,400   CORE LABORATORIES N.V.+                                   8,690,106
  486,900   DIGITAS INCORPORATED+                                     3,763,737
  750,000   DISCOVERY PARTNERS INTERNATIONAL+                         3,600,000
  348,400   NAVIGANT CONSULTING INCORPORATED+                         7,650,864
  180,000   NEUROCHEM INCORPORATED+                                   3,088,800
  235,900   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+          8,492,400
  298,300   SYMYX TECHNOLOGIES INCORPORATED+                          7,024,965
  554,264   UNITEDGLOBAL.COM INCORPORATED+                            4,140,352

                                                                     57,468,224
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

HEALTH SERVICES - 0.89%
  267,000   COMMUNITY HEALTH SYSTEMS+                            $    7,123,560
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.54%
  362,800   CAPITAL LEASE FUNDING INC.                                4,005,312
  249,700   NEW YORK MORTGAGE TRUST INCORPORATED                      2,334,695
  276,800   SAXON CAPITAL INCORPORATED+<<                             5,951,200

                                                                     12,291,207
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.60%
  318,700   BROOKSTONE INCORPORATED+                                  6,020,243
  155,400   GUITAR CENTER INCORPORATED+<<                             6,728,820

                                                                     12,749,063
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.42%
  340,800   LODGIAN INCORPORATED+                                     3,373,920
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.67%
  272,500   BLOUNT INTERNATIONAL INCORPORATED+                        3,569,750
  203,500   ENGINEERED SUPPORT SYSTEMS INCORPORATED                   9,287,740
  280,300   WATSCO INCORPORATED                                       8,417,409

                                                                     21,274,899
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.88%
  514,600   USI HOLDINGS CORPORATION+                                 7,024,290
                                                                 --------------

INSURANCE CARRIERS - 2.45%
  219,700   ARGONAUT GROUP INCORPORATED+                              4,101,799
  290,300   AXIS CAPITAL HOLDINGS LIMITED                             7,547,800
  170,700   DIRECT GENERAL CORPORATION                                4,936,644
   83,500   MOLINA HEALTHCARE INCORPORATED+                           2,964,250

                                                                     19,550,493
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 5.87%
  277,800   ARTHROCARE CORPORATION+<<                                 8,136,762
  134,300   BEI TECHNOLOGIES INCORPORATED                             3,679,820
  148,600   COOPER COMPANIES INCORPORATED<<                          10,186,530
  245,100   ESTERLINE TECHNOLOGIES CORPORATION+                       7,497,609
  403,900   FORMFACTOR INCORPORATED+<<                                7,823,543
  629,000   INPUT OUTPUT INCORPORATED+                                6,484,990
  117,800   SONOSITE INCORPORATED+<<                                  3,068,690

                                                                     46,877,944
                                                                 --------------

MISCELLANEOUS RETAIL - 1.08%
  593,000   MARVEL ENTERPRISES INCORPORATED+<<                        8,634,080
                                                                 --------------

MOTION PICTURES - 1.73%
  376,800   LIONS GATE ENTERTAINMENT CORPORATION+                     3,278,160
  437,900   MACROVISION CORPORATION+                                 10,544,632

                                                                     13,822,792
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 2.04%
  244,600   OVERNITE CORPORATION                                 $    7,687,778
  374,900   SIRVA INCORPORATED+                                       8,585,210

                                                                     16,272,988
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.73%
  386,200   CAPITALSOURCE INCORPORATED+                               8,627,708
  273,300   ENCORE CAPITAL GROUP INCORPORATED+                        5,151,705

                                                                     13,779,413
                                                                 --------------

OIL & GAS EXTRACTION - 4.42%
  876,300   GLOBAL INDUSTRIES LIMITED+                                5,415,534
  750,400   MAGNUM HUNTER RESOURCES INCORPORATED+                     8,659,616
  670,300   MERIDIAN RESOURCE CORPORATION+                            5,918,749
  219,900   PIONEER NATURAL RESOURCES                                 7,582,152
  443,600   TODCO+                                                    7,696,460

                                                                     35,272,511
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.87%
  257,800   BUCKEYE TECHNOLOGIES INCORPORATED+                        2,874,470
  328,700   GLATFELTER                                                4,072,593

                                                                      6,947,063
                                                                 --------------

PERSONAL SERVICES - 0.92%
  363,000   JACKSON HEWITT TAX SERVICE INCORPORATED                   7,343,490
                                                                 --------------

PRIMARY METAL INDUSTRIES - 3.01%
  461,000   ALLEGHENY TECHNOLOGIES INCORPORATED                       8,413,250
  190,900   BELDEN CDT INCORPORATED                                   4,161,620
  309,800   COMMSCOPE INCORPORATED+<<                                 6,691,680
   51,700   NUCOR CORPORATION                                         4,723,829

                                                                     23,990,379
                                                                 --------------

RAILROAD TRANSPORTATION - 0.76%
  240,300   GENESEE & WYOMING INCORPORATED+                           6,084,396
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.36%
  297,950   JARDEN CORPORATION+                                      10,872,195
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 1.03%
1,635,500   INSTINET GROUP INCORPORATED+                              8,226,565
                                                                 --------------

TRANSPORTATION BY AIR - 1.38%
  157,000   CHC HELICOPTER CORPORATION                                6,107,300
  327,100   SKYWEST INCORPORATED                                      4,922,855

                                                                     11,030,155
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                   VALUE

TRANSPORTATION EQUIPMENT - 3.24%
  423,400   JLG INDUSTRIES INCORPORATED                                                                 $     7,113,120
  381,700   WABASH NATIONAL CORPORATION+                                                                     10,485,299
  442,200   WABTEC CORPORATION                                                                                8,264,718

                                                                                                             25,863,137
                                                                                                        ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.30%
  566,300   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                    10,397,268
                                                                                                        ---------------

WHOLESALE TRADE-DURABLE GOODS - 3.73%
  177,300   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                      6,336,702
  116,100   BEACON ROOFING SUPPLY INCORPORATED+<<                                                             1,904,040
  297,800   CYTYC CORPORATION+                                                                                7,191,870
  285,200   HUGHES SUPPLY INCORPORATED                                                                        8,575,964
  400,000   NAVARRE CORPORATION+                                                                              5,796,000

                                                                                                             29,804,576
                                                                                                        ---------------

TOTAL COMMON STOCK (COST $716,906,567)                                                                      778,043,049
                                                                                                        ---------------

COLLATERAL FOR SECURITIES LENDING - 7.25%
            COLLATERAL FOR SECURITY LENDING                                                                  57,885,696

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $57,885,696)                                                   57,885,696
                                                                                                        ---------------

PREFERRED STOCKS - 0.00%
   26,000   TIMCO AVIATION SERVICES INCORPORATED&&&(A)                                                                3

TOTAL PREFERRED STOCKS (COST $0)                                                                                      3
                                                                                                        ---------------

WARRANTS - 0.00%
   36,152   TIMCO AVIATION SERVICES INCORPORATED
            (EXPIRE ON FEB 27, 2007)+(A)                                                                              5

TOTAL WARRANTS (COST $0)                                                                                              5
                                                                                                        ---------------

PRINCIPAL                                                        INTEREST RATE       MATURITY DATE

CORPORATE BONDS & NOTES - 0.00%

WHOLESALE TRADE-DURABLE GOODS - 0.00%
   39,208   TIMCO AVIATION SERVICES INCORPORATED&&&(A)^^                  8.00%            1/02/07                    0
                                                                                                        ---------------

TOTAL CORPORATE BONDS & NOTES (COST $100)                                                                             0
                                                                                                        ---------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 1.97%

MUTUAL FUND - 1.97%
15,732,310  WELLS FARGO MONEY MARKET TRUST~++                    $   15,732,310
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,732,310)                      15,732,310
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $790,524,673)*                                106.68%      $  851,661,063
OTHER ASSETS AND LIABILITIES, NET                    (6.68)         (53,308,991)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  798,352,072
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,732,310.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $792,538,457 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 92,207,557
       GROSS UNREALIZED DEPRECIATION                  (33,084,951)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 59,122,606

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COMMON STOCK - 96.29%

AMUSEMENT & RECREATION SERVICES - 0.94%
  134,520   GAYLORD ENTERTAINMENT COMPANY+<<                     $    4,170,120
                                                                 --------------

APPAREL & ACCESSORY STORES - 2.42%
   89,240   AMERICAN EAGLE OUTFITTERS INCORPORATED                    3,288,494
  238,990   CACHE INCORPORATED+                                       3,584,850
  141,210   JOS A BANK CLOTHIERS INCORPORATED+<<                      3,908,693

                                                                     10,782,037
                                                                 --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.84%
  221,850   RUSSELL CORPORATION                                       3,735,954
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.93%
  169,746   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+             4,129,920
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 2.05%
  328,450   WALTER INDUSTRIES INCORPORATED<<                          5,261,769
  165,550   WCI COMMUNITIES INCORPORATED+<<                           3,857,315

                                                                      9,119,084
                                                                 --------------

BUSINESS SERVICES - 3.31%
  267,020   BISYS GROUP INCORPORATED+                                 3,901,162
  169,600   INTERGRAPH CORPORATION+                                   4,608,032
  143,030   NCO GROUP INCORPORATED+                                   3,854,659
  349,820   RENT-WAY INCORPORATED+<<                                  2,396,267

                                                                     14,760,120
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 4.42%
  317,580   AGRIUM INCORPORATED<<                                     5,640,221
  454,960   CROMPTON CORPORATION                                      4,317,570
  200,090   GREAT LAKES CHEMICAL CORPORATION                          5,122,304
  134,130   LUBRIZOL CORPORATION                                      4,640,898

                                                                     19,720,993
                                                                 --------------

COAL MINING - 0.92%
  141,730   MASSEY ENERGY COMPANY                                     4,100,249
                                                                 --------------

COMMUNICATIONS - 1.64%
  162,010   CT COMMUNICATIONS INCORPORATED                            2,234,118
  488,000   MEDIACOM COMMUNICATIONS CORPORATION+<<                    3,186,640
  224,400   NEXSTAR BROADCASTING GROUP+                               1,911,888

                                                                      7,332,646
                                                                 --------------

DEPOSITORY INSTITUTIONS - 8.78%
  215,756   BROOKLINE BANCORP INCORPORATED                            3,380,897
   83,250   CULLEN FROST BANKERS INCORPORATED                         3,868,627
  184,860   DIME COMMUNITY BANCSHARES                                 3,105,648
   81,110   FIRST REPUBLIC BANK                                       3,731,060
  180,070   FRANKLIN BANK CORPORATION+                                3,070,193
  286,690   NEWALLIANCE BANCSHARES INCORPORATED                       4,114,002

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
   85,460   PFF BANCORP INCORPORATED                             $    3,270,554
  238,230   PROVIDENT FINANCIAL SERVICES INCORPORATED                 4,109,468
  147,420   SOUTH FINANCIAL GROUP INCORPORATED                        4,157,244
  118,070   SUSQUEHANNA BANCSHARES INCORPORATED                       2,904,522
  151,880   UMPQUA HOLDINGS CORPORATION                               3,426,413

                                                                     39,138,628
                                                                 --------------

EATING & DRINKING PLACES - 3.34%
  831,520   CKE RESTAURANTS INCORPORATED+<<                           9,188,296
  208,700   LANDRY'S RESTAURANTS INCORPORATED<<                       5,695,423

                                                                     14,883,719
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.45%
   67,975   ALLETE INCORPORATED<<                                     2,209,188
  186,240   ALLIANT ENERGY CORPORATION                                4,633,651
  235,500   CLECO CORPORATION                                         4,060,020

                                                                     10,902,859
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 6.82%
  267,180   DUPONT PHOTOMASKS INCORPORATED+<<                         4,552,747
  306,200   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+       4,338,854
  443,190   GRAFTECH INTERNATIONAL LIMITED+                           6,182,501
  412,590   JACUZZI BRANDS INCORPORATED+                              3,837,087
  174,200   NVIDIA CORPORATION+                                       2,529,384
  375,600   PLEXUS CORPORATION+                                       4,146,624
  247,470   TECHNITROL INCORPORATED+                                  4,825,665

                                                                     30,412,862
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.87%
  192,680   INFRASOURCE SERVICES INCORPORATED+<<                      2,023,140
  236,280   URS CORPORATION+                                          6,303,950

                                                                      8,327,090
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.22%
  380,740   HERCULES INCORPORATED+                                    5,425,545
                                                                 --------------

FOOD STORES - 0.52%
  476,400   PATHMARK STORES INCORPORATED+                             2,310,540
                                                                 --------------

HEALTH SERVICES - 3.51%
  657,430   BEVERLY ENTERPRISES INCORPORATED+<<                       4,976,745
  367,380   SELECT MEDICAL CORPORATION                                4,933,913
  166,620   TRIAD HOSPITALS INCORPORATED+                             5,738,393

                                                                     15,649,051
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 11.79%
   61,500   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED              4,041,780
  278,960   BIOMED PROPERTY TRUST INCORPORATED                        4,906,906
  130,730   EASTGROUP PROPERTIES INCORPORATED                         4,340,236
  243,190   EQUITY ONE INCORPORATED                                   4,771,388

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
  357,290   FELCOR LODGING TRUST INCORPORATED+<<                 $    4,040,950
  128,060   GLADSTONE CAPITAL CORPORATION<<                           2,908,243
  108,510   KILROY REALTY CORPORATION                                 4,126,635
  163,430   LASALLE HOTEL PROPERTIES                                  4,510,668
  194,090   NATIONWIDE HEALTH PROPERTIES INCORPORATED<<               4,027,368
  170,910   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                 6,607,381
  110,430   SOVRAN SELF STORAGE INCORPORATED                          4,326,647
  292,070   STRATEGIC HOTEL CAPITAL INCORPORATED                      3,948,786

                                                                     52,556,988
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.92%
  116,590   COST PLUS INCORPORATED+<<                                 4,124,954
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.99%
  178,700   AZTAR CORPORATION+<<                                      4,735,550
  214,700   ISLE OF CAPRI CASINOS INCORPORATED+                       4,158,739

                                                                      8,894,289
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.96%
  117,200   FLOWSERVE CORPORATION+                                    2,833,896
  105,000   JOY GLOBAL INCORPORATED                                   3,609,900
  307,390   NETGEAR INCORPORATED+<<                                   3,756,306
  116,400   ROBBINS & MYERS INCORPORATED                              2,560,800
  179,232   SPARTECH CORPORATION                                      4,498,723
  318,540   ULTRATECH INCORPORATED+                                   4,991,522
  452,600   WESTERN DIGITAL CORPORATION+                              3,978,354
  151,500   YORK INTERNATIONAL CORPORATION                            4,785,885

                                                                     31,015,386
                                                                 --------------

INSURANCE CARRIERS - 4.57%
   72,240   AMERIGROUP CORPORATION+<<                                 4,063,500
  173,350   ARGONAUT GROUP INCORPORATED+                              3,236,445
  120,440   INFINITY PROPERTY AND CASUALTY CORPORATION                3,556,593
  153,000   PLATINUM UNDERWRITERS HOLDINGS LIMITED                    4,479,840
  389,210   UNIVERSAL AMERICAN FINANCIAL CORPORATION+                 5,032,485

                                                                     20,368,863
                                                                 --------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
   TRANSPORTATION - 1.18%
  319,780   LAIDLAW INTERNATIONAL INCORPORATED+<<                     5,260,381
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.66%
  115,400   ARROW INTERNATIONAL INCORPORATED                          3,450,460
  151,700   COHERENT INCORPORATED+                                    3,935,098

                                                                      7,385,558
                                                                 --------------

MISCELLANEOUS RETAIL - 1.69%
  291,700   ACTION PERFORMANCE COMPANIES INCORPORATED<<               2,954,921
  189,240   LONGS DRUG STORES CORPORATION<<                           4,579,608

                                                                      7,534,529
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004     WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.72%
  145,390   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C+<< $    3,226,204
                                                                 --------------

OIL & GAS EXTRACTION - 4.38%
  414,300   BRIGHAM EXPLORATION COMPANY+                              3,894,420
  208,440   CARRIZO OIL AND GAS INCORPORATED+                         1,994,771
  427,610   KEY ENERGY SERVICES INCORPORATED+                         4,725,090
   93,420   OCEANEERING INTERNATIONAL INCORPORATED+                   3,441,593
  179,330   WHITING PETROLEUM CORPORATION+                            5,451,632

                                                                     19,507,506
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.77%
  205,830   CARAUSTAR INDUSTRIES INCORPORATED+                        3,451,769
                                                                 --------------

PERSONAL SERVICES - 0.81%
   91,130   G & K SERVICES INCORPORATED CLASS A                       3,621,506
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.67%
  386,970   GENERAL CABLE CORPORATION+<<                              4,117,361
   88,090   LONE STAR TECHNOLOGIES INCORPORATED+<<                    3,329,802

                                                                      7,447,163
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.61%
  155,630   JOURNAL COMMUNICATIONS INCORPORATED CLASS A               2,729,750
                                                                 --------------

RAILROAD TRANSPORTATION - 0.79%
  319,390   RAILAMERICA INCORPORATED+<<                               3,529,259
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.71%
  174,850   APPLIED FILMS CORPORATION+                                3,149,049
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.90%
  110,130   CABOT MICROELECTRONICS CORPORATION+<<                     3,992,213
                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.73%
  221,110   AFTERMARKET TECHNOLOGY CORPORATION+                       2,781,564
  123,320   UNITED DEFENSE INDUSTRIES INCORPORATED+                   4,931,567

                                                                      7,713,131
                                                                 --------------

TRANSPORTATION SERVICES - 1.31%
  219,390   GATX CORPORATION<<                                        5,848,937
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.26%
  237,210   PERFORMANCE FOOD GROUP COMPANY+<<                         5,621,877
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 3.89%
  204,130   ADESA INCORPORATED+<<                                     3,353,856
   86,700   BORGWARNER INCORPORATED<<                                 3,753,243
  176,500   TECH DATA CORPORATION+<<                                  6,804,075
  429,670   VISTEON CORPORATION                                       3,433,063

                                                                     17,344,237
                                                                 --------------

TOTAL COMMON STOCK (COST $373,785,919)                              429,224,966
                                                                 --------------

WELLS FARGO MASTER PORTFOLIOS     PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

COLLATERAL FOR SECURITIES LENDING - 18.65%
             COLLATERAL FOR SECURITY LENDING                     $   83,113,130

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $83,113,130)           83,113,130
                                                                 --------------

SHORT-TERM INVESTMENTS - 3.71%

MUTUAL FUND - 3.71%
16,558,235  WELLS FARGO MONEY MARKET TRUST~++                        16,558,235
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,558,235)                      16,558,235
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $473,457,284)*                                118.65%      $  528,896,331
OTHER ASSETS AND LIABILITIES, NET                   (18.65)         (83,149,971)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  445,746,360
                                                    ======       ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,558,235.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $474,266,345 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 66,144,118
       GROSS UNREALIZED DEPRECIATION                  (11,514,132)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 54,629,986

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLOIOS

                       STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                DISCIPLINED            EQUITY                       INTERNATIONAL
                                                                     GROWTH            INCOME             INDEX            EQUITY
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................   $   173,946,212   $ 1,735,342,533   $ 1,809,020,628   $   418,750,592
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............        25,413,115        81,953,982       240,357,255        10,075,372
  INVESTMENTS IN AFFILIATES .............................         4,504,359         2,046,487        37,053,745        13,525,383
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .......       203,863,686     1,819,343,002     2,086,431,628       442,351,347
                                                            ---------------   ---------------   ---------------   ---------------
  FOREIGN CURRENCY, AT VALUE ............................                 0                 0                 0                 0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......                 0                 0                 0                 0
  RECEIVABLE FOR INVESTMENTS SOLD .......................                 0                 0                 0        28,296,907
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................            49,442         2,539,635         2,123,661         1,772,611
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....                 0                 0            23,936                 0
  PREPAID EXPENSES AND OTHER ASSETS .....................                 0                 0                 0                 0
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL ASSETS ............................................       203,913,128     1,821,882,637     2,088,579,225       472,420,865
                                                            ---------------   ---------------   ---------------   ---------------
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                 0                 0             5,175                 0
  FOREIGN TAXES PAYABLE .................................                 0                 0                 0            11,973
  PAYABLE FOR INVESTMENTS PURCHASED .....................                 0                 0         2,060,841                 0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .           111,741           809,878                 0           395,545
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............             2,026             2,025             1,206             3,781
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................        25,413,115        81,953,982       240,357,255        10,075,372
  ACCRUED EXPENSES AND OTHER LIABILITIES ................            44,942            56,738            28,539            27,930
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL LIABILITIES .......................................        25,571,824        82,822,623       242,453,016        10,514,601
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL NET ASSETS ........................................   $   178,341,304   $ 1,739,060,014   $ 1,846,126,209   $   461,906,264
                                                            ===============   ===============   ===============   ===============
INVESTMENTS AT COST .....................................   $   190,105,382   $ 1,426,116,500   $ 1,823,354,394   $   384,912,080
                                                            ===============   ===============   ===============   ===============
FOREIGN CURRENCIES AT COST ..............................   $             0   $             0   $             0   $             0
                                                            ===============   ===============   ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE .....................   $    24,526,815   $    79,319,156   $   232,050,864   $     9,631,636
                                                            ===============   ===============   ===============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004

                                                  WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                                  LARGE CAP         LARGE CAP     LARGE COMPANY
                                                               APPRECIATION             VALUE            GROWTH          OVERSEAS
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                            ---------------   ---------------   ---------------   ---------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................   $   110,882,371   $   220,735,062   $ 3,383,051,181   $   153,912,764
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............        13,592,120        49,086,270       226,977,378        15,098,892
  INVESTMENTS IN AFFILIATES .............................         5,171,671         5,070,986        22,114,337           188,591
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .......       129,646,162       274,892,318     3,632,142,896       169,200,247
                                                            ---------------   ---------------   ---------------   ---------------
  FOREIGN CURRENCY, AT VALUE ............................                 0                 0                 0           468,859
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......                 0                 0                 0                 0
  RECEIVABLE FOR INVESTMENTS SOLD .......................                 0         1,810,661                 0            47,669
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................            66,702           327,508           772,591           806,267
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....                 0                 0                 0                 0
  PREPAID EXPENSES AND OTHER ASSETS .....................                 0                 0                 0             1,720
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL ASSETS ............................................       129,712,864       277,030,487     3,632,915,487       170,524,762
                                                            ---------------   ---------------   ---------------   ---------------
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                 0                 0                 0                 0
  FOREIGN TAXES PAYABLE .................................               423                 0                 0                 0
  PAYABLE FOR INVESTMENTS PURCHASED .....................         1,828,244         1,773,497                 0                 0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .            63,671           140,235         1,919,635           126,559
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............               604             1,647                 0             2,330
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................        13,592,120        49,086,270       226,977,378        15,098,892
  ACCRUED EXPENSES AND OTHER LIABILITIES ................            69,025            35,204            38,610                 0
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL LIABILITIES .......................................        15,554,087        51,036,853       228,935,623        15,227,781
                                                            ---------------   ---------------   ---------------   ---------------
TOTAL NET ASSETS ........................................   $   114,158,777   $   225,993,634   $ 3,403,979,864   $   155,296,981
                                                            ===============   ===============   ===============   ===============
INVESTMENTS AT COST .....................................   $   120,510,638   $   263,623,173   $ 3,231,922,502   $   150,443,485
                                                            ===============   ===============   ===============   ===============
FOREIGN CURRENCIES AT COST ..............................   $             0   $             0   $             0   $       463,189
                                                            ===============   ===============   ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE .....................   $    13,241,004   $    47,847,143   $   219,976,224   $    14,422,839
                                                            ===============   ===============   ===============   ===============

                                                                  SMALL CAP     SMALL COMPANY     SMALL COMPANY
                                                                      INDEX            GROWTH             VALUE
                                                                  PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                            ---------------   ---------------   ---------------
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ........................   $   305,204,260   $   778,043,057   $   429,224,966
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............        65,232,857        57,885,696        83,113,130
  INVESTMENTS IN AFFILIATES .............................         7,435,099        15,732,310        16,558,235
                                                            ---------------   ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) .......       377,872,216       851,661,063       528,896,331
                                                            ---------------   ---------------   ---------------
  FOREIGN CURRENCY, AT VALUE ............................                 0                 0                 0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......            25,500                 0                 0
  RECEIVABLE FOR INVESTMENTS SOLD .......................            54,614        20,540,715                 9
  RECEIVABLES FOR DIVIDENDS AND INTEREST ................           273,393           207,725           308,445
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....                 0                 0                 0
  PREPAID EXPENSES AND OTHER ASSETS .....................                 0                 0                 0
                                                            ---------------   ---------------   ---------------
TOTAL ASSETS ............................................       378,225,723       872,409,503       529,204,785
                                                            ---------------   ---------------   ---------------
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS                 0                 0                 0
  FOREIGN TAXES PAYABLE .................................               320                 0                 0
  PAYABLE FOR INVESTMENTS PURCHASED .....................         1,511,931        15,563,266                 0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .             3,962           576,925           304,107
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............             1,832             1,342             1,775
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ................        65,232,857        57,885,696        83,113,130
  ACCRUED EXPENSES AND OTHER LIABILITIES ................            26,251            30,202            39,413
                                                            ---------------   ---------------   ---------------
TOTAL LIABILITIES .......................................        66,777,153        74,057,431        83,458,425
                                                            ---------------   ---------------   ---------------
TOTAL NET ASSETS ........................................   $   311,448,570   $   798,352,072   $   445,746,360
                                                            ===============   ===============   ===============
INVESTMENTS AT COST .....................................   $   325,416,781   $   790,524,673   $   473,457,284
                                                            ===============   ===============   ===============
FOREIGN CURRENCIES AT COST ..............................   $             0   $             0   $             0
                                                            ===============   ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE .....................   $    62,825,675   $    55,455,441   $    78,975,064
                                                            ===============   ===============   ===============

WELLS FARGO MASTER PORTFOLOIOS

                                   STATEMENT OF OPERATIONS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                              DISCIPLINED             EQUITY                         INTERNATIONAL
                                                                   GROWTH             INCOME              INDEX             EQUITY
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................... $     1,157,362    $    43,529,169    $    29,903,898    $     8,364,332
  INTEREST ..............................................               0                854             23,604                210
  INCOME FROM AFFILIATED SECURITIES .....................          62,899             76,338            805,660            115,971
  SECURITIES LENDING INCOME .............................          16,051            136,570            213,619            206,783
                                                          ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME .................................       1,236,312         43,742,931         30,946,781          8,687,296
                                                          ---------------    ---------------    ---------------    ---------------

EXPENSES
  ADVISORY FEES .........................................       1,138,992         13,404,349          2,479,754          4,722,472
  CUSTODY FEES ..........................................          30,373            361,786            355,063            475,987
  AUDIT FEES ............................................          22,923             31,078             34,245             36,838
  LEGAL FEES ............................................           8,706             43,493             42,361             15,101
  SHAREHOLDER REPORTS ...................................             800             46,500             49,978                968
  TRUSTEES' FEES ........................................           6,390              6,390              6,390              6,390
  OTHER FEES AND EXPENSES ...............................           2,028             32,835             27,027             10,958
                                                          ---------------    ---------------    ---------------    ---------------
TOTAL EXPENSES ..........................................       1,210,212         13,926,431          2,994,818          5,268,714
                                                          ---------------    ---------------    ---------------    ---------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........        (396,386)        (3,804,507)        (2,467,379)          (679,046)
  NET EXPENSES ..........................................         813,826         10,121,924            527,439          4,589,668
                                                          ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ............................         422,486         33,621,007         30,419,342          4,097,628
                                                          ---------------    ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION .........................................       8,120,696        120,946,408         18,354,082         35,988,895
  FUTURES TRANSACTIONS ..................................               0                  0          2,069,833                  0
  AFFILIATED SECURITIES .................................               0                  0             36,490                  0
                                                          ---------------    ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............       8,120,696        120,946,408         20,460,405         35,988,895
                                                          ---------------    ---------------    ---------------    ---------------

NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................       1,213,865        130,168,706        160,332,532         26,097,428
  FUTURES TRANSACTIONS ..................................               0                  0            870,138                  0
                                                          ---------------    ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS .........................       1,213,865        130,168,706        161,202,670         26,097,428
                                                          ===============    ===============    ===============    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ...........................................       9,334,561        251,115,114        181,663,075         62,086,323
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................... $     9,757,047    $   284,736,121    $   212,082,417    $    66,183,951
                                                          ===============    ===============    ===============    ===============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .............. $             0    $       409,768    $             0    $     1,029,100

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- SEPTEMBER 30, 2004

                                                  WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                                LARGE CAP          LARGE CAP      LARGE COMPANY
                                                             APPRECIATION              VALUE             GROWTH           OVERSEAS
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO       PORTFOLIO(2)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................... $     1,049,933    $     3,834,650    $    19,628,788    $     5,103,003
  INTEREST ..............................................               0                  0                274              9,723
  INCOME FROM AFFILIATED SECURITIES .....................          41,046             60,531            451,348             19,829
  SECURITIES LENDING INCOME .............................          15,302             28,362            369,311             79,162
                                                          ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME .................................       1,106,281          3,923,543         20,449,721          5,211,717
                                                          ---------------    ---------------    ---------------    ---------------

EXPENSES
  ADVISORY FEES .........................................         692,293          1,571,746         25,555,642          1,378,418
  CUSTODY FEES ..........................................          19,780             41,913            693,322            139,091
  AUDIT FEES ............................................          18,051             22,438             39,989             12,280
  LEGAL FEES ............................................           8,706              8,706             64,678              1,380
  SHAREHOLDER REPORTS ...................................             923              2,211            107,638                516
  TRUSTEES' FEES ........................................           6,390              6,390              6,390              6,390
  OTHER FEES AND EXPENSES ...............................           1,533             17,475             46,840              6,964
                                                          ---------------    ---------------    ---------------    ---------------
TOTAL EXPENSES ..........................................         747,676          1,670,879         26,514,499          1,545,039
                                                          ---------------    ---------------    ---------------    ---------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........        (132,033)          (369,018)        (3,066,165)          (282,827)
  NET EXPENSES ..........................................         615,643          1,301,861         23,448,334          1,262,212
                                                          ---------------    ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ............................         490,638          2,621,682         (2,998,613)         3,949,505
                                                          ---------------    ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION .........................................       8,831,645         13,518,763         27,110,210          6,412,521
  FUTURES TRANSACTIONS ..................................               0                  0                  0                  0
  AFFILIATED SECURITIES .................................               0                  0                  0                  0
                                                          ---------------    ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............       8,831,645         13,518,763         27,110,210          6,412,521
                                                          ---------------    ---------------    ---------------    ---------------

NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................         332,152         15,926,689         56,425,249         18,770,563
  FUTURES TRANSACTIONS ..................................               0                  0                  0                  0
                                                          ---------------    ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS .........................         332,152         15,926,689         56,425,249         18,770,563
                                                          ===============    ===============    ===============    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ...........................................       9,163,797         29,445,452         83,535,459         25,183,084
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................... $     9,654,435    $    32,067,134    $    80,536,846    $    29,132,589
                                                          ===============    ===============    ===============    ===============

    (1) NET OF FOREIGN WITHHOLDING TAXES OF ............. $         1,912    $             0    $       343,419    $       590,117

                                                                SMALL CAP      SMALL COMPANY      SMALL COMPANY
                                                                    INDEX             GROWTH              VALUE
                                                                PORTFOLIO          PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS (1) ......................................... $     2,689,893    $     1,484,485    $     4,963,747
  INTEREST ..............................................          18,217                286                 92
  INCOME FROM AFFILIATED SECURITIES .....................         147,183            192,601            110,493
  SECURITIES LENDING INCOME .............................         135,777            123,239             78,174
                                                          ---------------    ---------------    ---------------
TOTAL INVESTMENT INCOME .................................       2,991,070          1,800,611          5,152,506
                                                          ---------------    ---------------    ---------------

EXPENSES
  ADVISORY FEES .........................................         710,073          7,110,250          3,459,275
  CUSTODY FEES ..........................................          58,786            158,488             76,873
  AUDIT FEES ............................................          24,417             28,033             24,494
  LEGAL FEES ............................................           8,706             16,456              8,706
  SHAREHOLDER REPORTS ...................................           2,584             10,334                568
  TRUSTEES' FEES ........................................           6,390              6,390              6,390
  OTHER FEES AND EXPENSES ...............................           4,631             14,574              4,724
                                                          ---------------    ---------------    ---------------
TOTAL EXPENSES ..........................................         815,587          7,344,525          3,581,030
                                                          ---------------    ---------------    ---------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........        (544,560)          (545,973)          (516,316)
  NET EXPENSES ..........................................         271,027          6,798,552          3,064,714
                                                          ---------------    ---------------    ---------------
NET INVESTMENT INCOME (LOSS) ............................       2,720,043         (4,997,941)         2,087,792
                                                          ---------------    ---------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION .........................................      16,518,364        133,365,380         49,788,049
  FUTURES TRANSACTIONS ..................................       2,635,989                  0                  0
  AFFILIATED SECURITIES .................................               0                  0                  0
                                                          ---------------    ---------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............      19,154,353        133,365,380         49,788,049
                                                          ---------------    ---------------    ---------------

NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ..........................................      35,744,584        (43,446,929)        23,772,645
  FUTURES TRANSACTIONS ..................................       1,209,625                  0                  0
                                                          ---------------    ---------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS .........................      36,954,209        (43,446,929)        23,772,645
                                                          ===============    ===============    ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS ...........................................      56,108,562         89,918,451         73,560,694
                                                          ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS ....................................... $    58,828,605    $    84,920,510    $    75,648,486
                                                          ===============    ===============    ===============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .............. $           952    $        25,112    $         4,367

WELLS FARGO MASTER PORTFOLOIOS                STATEMENTS OF CHANGE IN NET ASSTES
--------------------------------------------------------------------------------

                                                            DISCIPLINED GROWTH PORTFOLIO
                                                          ----------------------------------
                                                                  FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $    68,952,232    $    56,814,141

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................         422,486            179,712
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............       8,120,696            (64,187)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ......................................       1,213,865         14,031,766
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ..........................................       9,757,047         14,147,291
                                                          ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................     117,935,478         16,389,552
   WITHDRAWALS ..........................................     (18,303,453)        18,398,752)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      99,632,025         (2,009,200)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................     109,389,072         12,138,091
                                                          ===============    ===============

ENDING NET ASSETS ....................................... $   178,341,304    $    68,952,232
                                                          ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGE IN NET ASSTES                WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                               EQUITY INCOME PORTFOLIO                    INDEX PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                                  FOR THE            FOR THE            FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003               2004               2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $ 1,722,271,878    $ 1,711,701,493    $ 1,519,471,820    $ 1,164,265,860

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................      33,621,007         36,000,448         30,419,342         23,010,345
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............     120,946,408         50,225,235         20,460,405         14,525,511
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ......................................     130,168,706        250,428,035        161,202,670        246,896,921
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ..........................................     284,736,121        336,653,718        212,082,417        284,432,777
                                                          ---------------    ---------------    ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................      62,374,582        210,108,839        298,540,563        258,211,867
   WITHDRAWALS ..........................................    (330,322,567)      (536,192,172)      (183,968,591)      (187,438,684)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................    (267,947,985)      (326,083,333)       114,571,972         70,773,183
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................      16,788,136         10,570,385        326,654,389        355,205,960
                                                          ===============    ===============    ===============    ===============
ENDING NET ASSETS ....................................... $ 1,739,060,014    $ 1,722,271,878    $ 1,846,126,209    $ 1,519,471,820
                                                          ---------------    ---------------    ---------------    ---------------

                                                            INTERNATIONAL EQUITY PORTFOLIO
                                                          ----------------------------------
                                                                  FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $   558,639,567    $   481,041,740

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................       4,097,628          4,337,817
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............      35,988,895        (79,412,734)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ......................................      26,097,428        168,496,802
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS ..........................................      66,183,951         93,421,885
                                                          ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ........................................      55,396,567        158,117,683
   WITHDRAWALS ..........................................    (218,313,821)      (173,941,741)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................    (162,917,254)       (15,824,058)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................     (96,733,303)        77,597,827
                                                          ===============    ===============

ENDING NET ASSETS ....................................... $   461,906,264    $   558,639,567
                                                          ---------------    ---------------

WELLS FARGO MASTER PORTFOLOIOS                STATEMENTS OF CHANGE IN NET ASSTES
--------------------------------------------------------------------------------

                                                           LARGE CAP APPRECIATION PORTFOLIO
                                                          ----------------------------------
                                                                  FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $    87,988,404    $    63,323,538

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................         490,638            221,608
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............       8,831,645         (3,564,699)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS .....................................         332,152         15,929,531
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................       9,654,435         12,586,440
                                                          ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................      31,152,727         29,128,969
   WITHDRAWALS ..........................................     (14,636,789)       (17,050,543)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      16,515,938         12,078,426
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................      26,170,373         24,664,866
                                                          ===============    ===============
ENDING NET ASSETS ....................................... $   114,158,777    $    87,988,404
                                                          ---------------    ---------------

(1) This Portfolio commenced operations on August 29, 2003.

(2) This Portfolio commenced operations on October 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGE IN NET ASSTES                WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                                   LARGE CAP VALUE                        LARGE COMPANY
                                                                     PORTFOLIO(1)                        GROWTH PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                                  FOR THE            FOR THE            FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003               2004               2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $   176,504,265    $             0    $ 3,142,794,537    $ 2,012,518,027

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................       2,621,682             52,379         (2,998,613)        (6,229,112)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............      13,518,763             25,384         27,110,210        (64,373,898)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS .....................................      15,926,689         (4,657,544)        56,425,249        677,253,867
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................      32,067,134         (4,579,781)        80,536,846        606,650,857
                                                          ---------------    ---------------    ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................      39,668,894        181,318,237        617,149,615        708,049,977
   WITHDRAWALS ..........................................     (22,246,659)          (234,191)      (436,501,134)      (184,424,324)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      17,422,235        181,084,046        180,648,481        523,625,653
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................      49,489,369        176,504,265        261,185,327      1,130,276,510
                                                          ===============    ===============    ===============    ===============
ENDING NET ASSETS ....................................... $   225,993,634    $   176,504,265    $ 3,403,979,864    $ 3,142,794,537
                                                          ---------------    ---------------    ---------------    ---------------

                                                                           OVERSEAS PORTFOLIO(2)
                                                                           --------------------
                                                                                     FOR THE
                                                                                  YEAR ENDED
                                                                               SEPTEMBER 30,
                                                                                        2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS..................................                    $             0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)..........................                          3,949,505
   NET REALIZED GAIN (LOSS) ON INVESTMENTS...............                          6,412,521
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS......................................                         18,770,563
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.............................................                         29,132,589
                                                                             ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS.........................................                        158,805,034
   WITHDRAWALS...........................................                        (32,640,642)
                                                                             ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS...................................                        126,164,392
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS....................                        155,296,981
                                                                             ===============
ENDING NET ASSETS........................................                    $   155,296,981
                                                                             ---------------

WELLS FARGO MASTER PORTFOLOIOS                STATEMENTS OF CHANGE IN NET ASSTES
--------------------------------------------------------------------------------

                                                               SMALL CAP INDEX PORTFOLIO
                                                          ----------------------------------
                                                                  FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $   239,357,242    $   141,023,226

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................       2,720,043          1,430,041
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............      19,154,353          6,972,745
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS .....................................      36,954,209         42,099,307
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................      58,828,605         50,502,093
                                                          ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................      53,926,147         81,762,912
   WITHDRAWALS ..........................................     (40,663,424)       (33,930,989)
                                                          ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      13,262,723         47,831,923
                                                          ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................      72,091,328         98,334,016
                                                          ===============    ===============
ENDING NET ASSETS ....................................... $   311,448,570    $   239,357,242
                                                          ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGE IN NET ASSTES                WELLS FARGO MASTER PORTFOLOIOS
--------------------------------------------------------------------------------

                                                            SMALL COMPANY GROWTH PORTFOLIO        SMALL COMPANY VALUE PORTFOLIO
                                                          ----------------------------------    ----------------------------------
                                                                  FOR THE            FOR THE            FOR THE            FOR THE
                                                               YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                            SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
                                                                     2004               2003               2004               2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ................................. $   673,051,277    $   470,274,154    $   291,539,627    $   154,974,427

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................      (4,997,941)        (1,931,579)         2,087,792          1,581,492
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............     133,365,380         57,009,543         49,788,049         17,897,659
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
     OF INVESTMENTS .....................................     (43,446,929)       126,797,328         23,772,645         58,474,588
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ............................................      84,920,510        181,875,292         75,648,486         77,953,739
                                                          ---------------    ---------------    ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................     128,018,265        117,055,759        130,115,327        108,693,698
   WITHDRAWALS ..........................................     (87,637,980)       (96,153,928)       (51,557,080)       (50,082,237)
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..................................      40,380,285         20,901,831         78,558,247         58,611,461
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................     125,300,795        202,777,123        154,206,733        136,565,200
                                                          ===============    ===============    ===============    ===============
ENDING NET ASSETS ....................................... $   798,352,072    $   673,051,277    $   445,746,360    $   291,539,627
                                                          ---------------    ---------------    ---------------    ---------------

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       ------------------------------------------------
                                                              NET
                                                       INVESTMENT                                                      PORTFOLIO
                                                           INCOME        GROSS    EXPENSES          NET       TOTAL     TURNOVER
                                                           (LOSS)     EXPENSES      WAIVED     EXPENSES   RETURN(2)         RATE
--------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.28%        0.80%      (0.26)%       0.54%       9.88%          87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.28%        0.88%      (0.15)%       0.73%      25.65%         117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.27%        0.91%      (0.18)%       0.73%     (12.57)%        156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       0.15%        0.82%      (0.10)%       0.72%     (20.55)%        181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       0.20%        0.84%      (0.09)%       0.75%      19.94%         106%

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       1.86%        0.77%      (0.21)%       0.56%      17.04%          11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       2.01%        0.78%      (0.11)%       0.67%      20.66%           9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       1.61%        0.78%      (0.10)%       0.68%     (19.49)%         12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       1.29%        0.78%      (0.10)%       0.68%      (8.61)%          3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       1.42%        0.76%      (0.09)%       0.67%       1.59%           9%

INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       1.71%        0.17%      (0.14)%       0.03%      13.87%           2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       1.70%        0.18%      (0.05)%       0.13%      24.42%           3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       1.40%        0.18%      (0.05)%       0.13%     (20.52)%          4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       1.23%        0.18%      (0.05)%       0.13%     (26.56)%          2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       1.13%        0.18%      (0.05)%       0.13%      13.21%           8%

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.86%        1.11%      (0.15)%       0.96%      13.84%          33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.81%        1.12%      (0.03)%       1.09%      18.39%          75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.54%        1.26%      (0.02)%       1.24%     (19.04)%         38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       0.57%        1.31%      (0.04)%       1.27%     (28.86)%         33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       0.06%        1.39%      (0.09)%       1.30%      21.90%          64%

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.50%        0.76%      (0.14)%       0.62%      10.56%         149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.29%        0.81%      (0.09)%       0.72%      18.50%         153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.37%        0.88%      (0.16)%       0.72%     (20.04)%        123%
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .............       1.51%        0.79%      (0.07)%       0.72%      (7.01)%         10%
LARGE CAP VALUE PORTFOLIO
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       1.25%        0.80%      (0.18)%       0.62%      17.82%         122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .............       0.64%        0.86%      (0.32)%       0.54%      (1.80)%          3%

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................      (0.09)%       0.76%      (0.08)%       0.68%       2.96%          14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................      (0.24)%       0.78%      (0.02)%       0.76%      27.90%          13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................      (0.34)%       0.78%       0.00%        0.78%     (22.32)%         18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................      (0.29)%       0.78%       0.00%        0.78%     (39.70)%         13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................      (0.30)%       0.77%       0.00%        0.77%      33.13%           9%

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 ............       2.61%        1.02%      (0.18)%       0.84%      20.00%          24%

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.93%        0.28%      (0.19)%       0.09%      23.97%          17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.74%        0.31%      (0.02)%       0.29%      27.79%          11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.57%        0.33%      (0.01)%       0.32%      (2.60)%         17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       0.90%        0.33%      (0.01)%       0.32%     (12.27)%         25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       1.03%        0.34%      (0.01)%       0.33%      23.09%          42%

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................      (0.63)%       0.93%      (0.07)%       0.86%      12.70%         145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................      (0.35)%       0.94%      (0.02)%       0.92%      37.90%         163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................      (0.40)%       0.94%       0.00%        0.94%     (19.95)%        169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................      (0.17)%       0.94%       0.00%        0.94%     (23.09)%        206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................      (0.28)%       0.94%       0.00%        0.94%      34.41%         203%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       ------------------------------------------------
                                                              NET
                                                       INVESTMENT                                                      PORTFOLIO
                                                           INCOME        GROSS    EXPENSES          NET       TOTAL     TURNOVER
                                                           (LOSS)     EXPENSES      WAIVED     EXPENSES   RETURN(2)         RATE
--------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ................       0.54%        0.93%      (0.13)%       0.80%      23.72%          64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ................       0.70%        0.95%      (0.16)%       0.79%      38.33%          80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ................       0.68%        0.98%      (0.19)%       0.79%      (2.16)%         98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ................       1.32%        0.97%      (0.18)%       0.79%      10.70%          90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ................       1.37%        1.00%      (0.19)%       0.81%      14.05%         114%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPABYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 16 separate investment portfolios. These financial statements present the Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2004, the following Fund(s) held futures contracts:

                                                                                                 Net Unrealized
                                                                   Expiration       Notional      Appreciation
Fund                            Contracts          Type               Date           Amount      (Depreciation)
INDEX PORTFOLIO                   69 Long      S&P 500 Index      December 2004    19,309,325           (77,300)

SMALL CAP INDEX PORTFOLIO         21 Long       Russell 2000      December 2004     5,889,400           137,600

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. As of October 1, 2004, the amount Wells Fargo Bank N.A. receives for its services will be reduced to 35%. The value of the securities on loan and the value of the related collateral at September 30, 2004 are shown on the Statement of Assets and Liabilities.

     At September 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                                                                                  Money
                                           Repurchase   Short-Term    Mid-Term    Market
Fund                                       Agreements   Securities   Securities    Fund      Total
DISCIPLINED GROWTH PORTFOLIO                  10%          73%          16%          1%       100%

EQUITY INCOME PORTFOLIO                       23%          62%          13%          2%       100%

INDEX PORTFOLIO                               27%          56%          16%          1%       100%

INTERNATIONAL EQUITY PORTFOLIO                 0%           0%           0%        100%       100%

LARGE CAP APPRECIATION PORTFOLIO              18%          57%          23%          2%       100%

LARGE CAP VALUE PORTFOLIO                     21%          58%          19%          2%       100%

LARGE COMPANY GROWTH PORTFOLIO                27%          60%          11%          2%       100%

OVERSEAS PORTFOLIO                             0%           0%           0%        100%       100%

SMALL CAP INDEX PORTFOLIO                     30%          56%          11%          3%       100%

SMALL COMPANY GROWTH PORTFOLIO                25%          58%          15%          2%       100%

SMALL COMPANY VALUE PORTFOLIO                 25%          58%          15%          2%       100%

Fund                                       A ratings   AA ratings   AAA ratings  Non-rated    Total
DISCIPLINED GROWTH PORTFOLIO                  61%           2%          26%         11%       100%

EQUITY INCOME PORTFOLIO                       72%           6%          17%          5%       100%

INDEX PORTFOLIO                               70%           4%          14%         12%       100%

INTERNATIONAL EQUITY PORTFOLIO                 0%           0%           0%        100%       100%

LARGE CAP APPRECIATION PORTFOLIO              62%           4%          13%         21%       100%

LARGE CAP VALUE PORTFOLIO                     69%           5%          15%         11%       100%

LARGE COMPANY GROWTH PORTFOLIO                63%           7%          23%          7%       100%

OVERSEAS PORTFOLIO                             0%           0%           0%        100%       100%

SMALL CAP INDEX PORTFOLIO                     69%           8%          22%          1%       100%

SMALL COMPANY GROWTH PORTFOLIO                67%           6%          26%          1%       100%

SMALL COMPANY VALUE PORTFOLIO                 71%           6%          20%          3%       100%

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                                               Sub-Advisory
                                             Advisory Fees**                                                    Fees (% of
                         Average Daily        (% of Average                               Average Daily        Average Daily
Portfolio                 Net Assets        Daily Net Assets)      Sub-Adviser             Net Assets           Net Assets)
DISCIPLINED             $0 - $499  million        0.750            Smith Asset            $0 - 200 million         0.30
GROWTH PORTFOLIO      $500 - $999  million        0.700             Management         $200 - $500 million         0.20
                        $1 - $2.99 billion        0.650                                     > $500 million         0.15
                        $3 - $4.99 billion        0.625
                           > $4.99 billion        0.600

EQUITY INCOME           $0 - $499  million        0.750           Wells Capital          $0 - $200 million         0.25
PORTFOLIO             $500 - $999  million        0.700             Management         $200 - $400 million         0.20
                        $1 - $2.99 billion        0.650                                     > $400 million         0.15
                        $3 - $4.99 billion        0.625
                           > $4.99 billion        0.600

INDEX PORTFOLIO         $0 - $499  million        0.100           Wells Capital          $0 - $200 million         0.02
                      $500 - $999  million        0.100             Management              > $200 million         0.01
                        $1 - $2.99 billion        0.075
                        $3 - $4.99 billion        0.075
                           > $4.99 billion        0.050

INTERNATIONAL           $0 - $499  million        0.950           Wells Capital          $0 - $200 million         0.35
EQUITY PORTFOLIO      $500 - $999  million        0.900             Management              > $200 million         0.25
                        $1 - $2.99 billion        0.850
                        $3 - $4.99 billion        0.825
                           > $4.99 billion        0.800

LARGE CAP               $0 - $499  million        0.700           Cadence Capital        $0 - $250 million         0.30
APPRECIATION          $500 - $999  million        0.700             Management         $250 - $500 million         0.20
PORTFOLIO               $1 - $2.99 billion        0.650                           $500 million - $1billion         0.15
                        $3 - $4.99 billion        0.625                                       > $1 billion         0.10
                           > $4.99 billion        0.600

LARGE CAP VALUE         $0 - $499  million        0.750             Systematic           $0 - $150 million         0.30
PORTFOLIO             $500 - $999  million        0.700             Financial          $150 - $350 million         0.20
                        $1 - $2.99 billion        0.650             Management         $350 - $750 million         0.15
                        $3 - $4.99 billion        0.625                           $750 million - $1billion         0.13
                           > $4.99 billion        0.600                                       > $1 billion         0.10

LARGE COMPANY           $0 - $499  million        0.750          Peregrine Capital        $0 - $25 million         0.75
GROWTH PORTFOLIO      $500 - $999  million        0.700             Management           $25 - $50 million         0.60
                        $1 - $2.99 billion        0.650                                 $50 - $275 million         0.50
                        $3 - $4.99 billion        0.625                                     > $275 million         0.30
                           > $4.99 billion        0.600

OVERSEAS                $0 - $499  million        0.950             LSV Asset            $0 - $150 million         0.35
PORTFOLIO             $500 - $999  million        0.900             Management         $150 - $500 million         0.40
                        $1 - $2.99 billion        0.850                                $500 - $750 million         0.35
                        $3 - $4.99 billion        0.825                           $750 million - $1billion        0.325
                           > $4.99 billion        0.800                                       > $1 billion         0.30

SMALL CAP               $0 - $499  million        0.200           Wells Capital          $0 - $200 million         0.02
INDEX PORTFOLIO       $500 - $999  million        0.200             Management                $200 million         0.01
                        $1 - $2.99 billion        0.175
                        $3 - $4.99 billion        0.175
                           > $4.99 billion        0.150

SMALL COMPANY           $0 - $499  million        0.900             Peregrine             $0 - $50 million         0.90
GROWTH PORTFOLIO      $500 - $999  million        0.850              Capital            $50 - $180 million         0.75
                        $1 - $2.99 billion        0.800             Management         $180 - $340 million         0.65
                        $3 - $4.99 billion        0.775                                $340 - $685 million         0.50
                           > $4.99 billion        0.750                                $685 - $735 million         0.52
                                                                                            > $735 million         0.55

SMALL COMPANY           $0 - $499 million         0.900          Peregrine Capital       $0 - $175 million         0.50
VALUE PORTFOLIO       $500 - $999 million         0.850             Management              > $175 million         0.75
                       $1 - $2.99 billion         0.800
                       $3 - $4.99 billion         0.775
                          > $4.99 billion         0.750

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly fee at the following annual rates:

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                              Advisory Fees
                                                           (% of Average Daily
Portfolio                                                      Net Assets)

DISCIPLINED GROWTH PORTFOLIO                                      0.75

EQUITY INCOME PORTFOLIO                                           0.75

INDEX PORTFOLIO                                                   0.15

INTERNATIONAL EQUITY PORTFOLIO                                    1.00

LARGE CAP APPRECIATION PORTFOLIO                                  0.70

LARGE CAP VALUE PORTFOLIO                                         0.75

LARGE COMPANY GROWTH PORTFOLIO                                    0.75

OVERSEAS PORTFOLIO                                                1.00

SMALL CAP INDEX PORTFOLIO                                         0.25

SMALL COMPANY GROWTH PORTFOLIO                                    0.90

SMALL COMPANY VALUE PORTFOLIO                                     0.90

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                  % of Average
Fund                                            Daily Net Assets

INTERNATIONAL EQUITY PORTFOLIO                        0.10

OVERSEAS PORTFOLIO                                    0.10

ALL OTHER FUNDS                                       0.02

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant to the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the year ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2004, were as follows:

Portfolio                                    Purchases at Cost    Sales Proceeds

DISCIPLINED GROWTH PORTFOLIO                    223,056,080        124,487,045

EQUITY INCOME PORTFOLIO                         201,461,058        435,564,031

INDEX PORTFOLIO                                 193,308,581         36,896,091

INTERNATIONAL EQUITY PORTFOLIO                  152,297,163        348,703,735

LARGE CAP APPRECIATION PORTFOLIO                160,363,039        143,402,437

LARGE CAP VALUE PORTFOLIO                       266,365,937        248,971,087

LARGE COMPANY GROWTH PORTFOLIO                  681,853,572        480,572,934

OVERSEAS PORTFOLIO                              165,266,908         36,807,359

SMALL CAP INDEX PORTFOLIO                        84,753,442         45,714,823

SMALL COMPANY GROWTH PORTFOLIO                1,145,127,381      1,119,618,280

SMALL COMPANY VALUE PORTFOLIO                   308,127,617        237,283,020

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 26, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire $34 billion in assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. The reorganization is subject to the approval of Strong Funds' shareholders at a special meeting on December 10, 2004. If approved by shareholders, the reorganization will add 43 new mutual funds to WELLS FARGO FUNDS and is expected to be consummated during the second quarter of 2005.

      The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that WELLS FARGO FUNDS shareholders approve, the merger of certain WELLS FARGO FUNDS into other WELLS FARGO FUNDS. Proxy materials soliciting approval of these proposed mergers was mailed to WELLS FARGO FUNDS shareholders in November 2004, and a meeting of WELLS FARGO FUNDS shareholders has been scheduled for January 2005. If WELLS FARGO FUNDS shareholders approve such proposed mergers, the mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

WELLS FARGO MASTER PORTFOLIOS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities of the Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, (collectively the "Portfolios"), eleven portfolios constituting Wells Fargo Master Trust, including the portfolios of investments as of September 30, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 252 to 257, and the financial highlights for the periods presented on pages 258 to 259. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of the Wells Fargo Master Trust as of September 30, 2004, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
November 22, 2004

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at www.wellsfargofunds.com or visiting the SEC website at www.sec.gov.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 100 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE ***    PAST FIVE YEARS                   OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Robert C. Brown               Trustee since 1992       Retired.                          None
73
------------------------------------------------------------------------------------------------------------
J. Tucker Morse               Trustee since 1987       Private Investor/Real Estate      None
60                                                     Developer; Chairman of White
                                                       Point Capital, LLC.
------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE ***    PAST FIVE YEARS                   OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Thomas S. Goho                Trustee since 1987       Wake Forest University,           None
62                                                     Calloway School of Business
                                                       and Accountancy, Associate
                                                       Professor of Finance.
------------------------------------------------------------------------------------------------------------
Peter G. Gordon               Trustee since 1998       Chairman, CEO, and Co-            None
62                            (Lead Trustee since      Founder of Crystal Geyser
                              2001)                    Water Company and President
                                                       of Crystal Geyser Roxane Water
                                                       Company.
------------------------------------------------------------------------------------------------------------
Richard M. Leach              Trustee since 1987       Retired. Prior thereto,           None
71                                                     President of Richard M. Leach
                                                       Associates (a financial
                                                       consulting firm).
------------------------------------------------------------------------------------------------------------
Timothy J. Penny              Trustee since 1996       Senior Counselor to the public    None
52                                                     relations firm of Himle-Horner
                                                       and Senior Fellow at the
                                                       Humphrey Institute,
                                                       Minneapolis, Minnesota (a
                                                       public policy organization).
------------------------------------------------------------------------------------------------------------
Donald C. Willeke             Trustee since 1996       Principal in the law firm of      None
64                                                     Willeke & Daniels.
------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------
                              POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE        PAST FIVE YEARS                   OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch              President since          Executive Vice President of       None
45                            2003                     Wells Fargo Bank, N.A.
                                                       President of Wells Fargo Funds
                                                       Management, LLC. Senior Vice
                                                       President and Chief
                                                       Administrative Officer of
                                                       Wells Fargo Funds
                                                       Management, LLC
                                                       from 2001 to 2003. Vice
                                                       President of Wells Fargo Bank,
                                                       N.A. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo            Treasurer since 2003     Senior Vice President of Wells    None
35                                                     Fargo Bank, N.A. Senior Vice
                                                       President of Operations for
                                                       Wells Fargo Funds
                                                       Management, LLC. Prior
                                                       thereto, Operations Manager
                                                       at Scudder Weisel Capital,
                                                       LLC (2000 to 2001), Director
                                                       of Shareholder Services at
                                                       BISYS Fund Services (1999 to
                                                       2000) and Assistant Vice
                                                       President of Operations with
                                                       Nicholas-Applegate Capital
                                                       Management (1993 to 1999).
------------------------------------------------------------------------------------------------------------
C. David Messman              Secretary since 2000     Vice President and Managing       None
44                                                     Senior Counsel of Wells Fargo
                                                       Bank, N.A. Senior Vice
                                                       President and Secretary of
                                                       Wells Fargo Funds
                                                       Management, LLC.
                                                       Vice President and Senior
                                                       Counsel of Wells Fargo Bank,
                                                       N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                              WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFMR       -- Single Family Mortgage Revenue
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

More information about WELLS FARGO       This report and the financial
FUNDS(R) is available free upon          statements contained herein are
request. To obtain literature, please    submitted for the general information
write or call:                           of the shareholders of the WELLS FARGO
                                         FUNDS. If this report is used for
WELLS FARGO FUNDS                        Promotional purposes, distribution of
Po Box 8266                              the report must be accompanied or
Boston, MA 02266-8266                    preceded by a current prospectus. For a
                                         prospectus containing more complete
WELLS FARGO FUNDS Investor Services:     information, including charges and
1-800-222-8222 or visit our web site     expenses, call 1-800-222-8222. Please
at www.wellsfargofunds.com.              consider the investment objectives,
                                         risks, charges and expenses of the
                                         investment carefully before investing.
                                         This and other information about WELLS
                                         FARGO FUNDS can be found in the current
                                         prospectus. Read the prospectus
                                         carefully before you invest or send
                                         money.

                                         Wells Fargo Funds Management, LlC, a
                                         wholly-owned subsidiary of Wells Fargo
                                         & Company, provides investment advisory
                                         and administrative services for the
                                         WELLS FARGO FUNDS. Other affiliates of
                                         Wells Fargo & Company provide
                                         sub-advisory and other services for the
                                         funds. The funds are distributed by
                                         STEPHENS INC., Member NYSE/SIPC. Wells
                                         Fargo & Company and its affiliates are
                                         not affiliated with Stephens Inc.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.   AR 001 (11/04)



                                                                        [LOGO]
                                                                        WELLS
                                                                        FARGO

                                                                        FUNDS

Wells Fargo ASSET ALLOCATION FUNDS

            Annual Report

               Wells Fargo Asset Allocation Fund
               Wells Fargo Growth Balanced Fund
               Wells Fargo Index Allocation Fund
               Wells Fargo Moderate Balanced Fund
               Wells Fargo Strategic Growth Allocation Fund
               Wells Fargo Strategic Income Fund

                                                              September 30, 2004

                                              WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...................................................     1
--------------------------------------------------------------------------------

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   ASSET ALLOCATION FUND .................................................     2
   GROWTH BALANCED FUND ..................................................     4
   INDEX ALLOCATION FUND .................................................     6
   MODERATE BALANCED FUND ................................................     8
   STRATEGIC GROWTH ALLOCATION FUND ......................................    10
   STRATEGIC INCOME FUND .................................................    12
FUND EXPENSES ............................................................    14
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   ASSET ALLOCATION FUND .................................................    16
   GROWTH BALANCED FUND ..................................................    31
   INDEX ALLOCATION FUND .................................................    32
   MODERATE BALANCED FUND ................................................    47
   STRATEGIC GROWTH ALLOCATION FUND ......................................    48
   STRATEGIC INCOME FUND .................................................    49

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES ..................................    50
   STATEMENTS OF OPERATIONS ..............................................    52
   STATEMENTS OF CHANGES IN NET ASSETS ...................................    54
   FINANCIAL HIGHLIGHTS ..................................................    58

NOTES TO FINANCIAL HIGHLIGHTS ............................................    62
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS ............................................    63
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    71
--------------------------------------------------------------------------------

                                MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   DISCIPLINED GROWTH PORTFOLIO ..........................................    73
   EQUITY INCOME PORTFOLIO ...............................................    76
   INDEX PORTFOLIO .......................................................    79
   INTERNATIONAL EQUITY PORTFOLIO ........................................    94
   LARGE CAP APPRECIATION PORTFOLIO ......................................    98
   LARGE CAP VALUE PORTFOLIO .............................................   102
   LARGE COMPANY GROWTH PORTFOLIO ........................................   106
   OVERSEAS PORTFOLIO ....................................................   108
   SMALL CAP INDEX PORTFOLIO .............................................   113
   SMALL COMPANY GROWTH PORTFOLIO ........................................   130
   SMALL COMPANY VALUE PORTFOLIO .........................................   136

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES ..................................   142
   STATEMENTS OF OPERATIONS ..............................................   144
   STATEMENTS OF CHANGES IN NET ASSETS ...................................   146
   FINANCIAL HIGHLIGHTS ..................................................   152

NOTES TO FINANCIAL HIGHLIGHTS ............................................   154
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS ............................................   155
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................   161
--------------------------------------------------------------------------------

OTHER INFORMATION ........................................................   162
--------------------------------------------------------------------------------

LIST OF ABBREVIATIONS ....................................................   164
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK--

LETTER TO SHAREHOLDERS                        WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Asset Allocation Funds annual report for the 12-month period ended September 30, 2004. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about each Fund's portfolio.

THE ECONOMY: A MODERATE, JOBLESS RECOVERY
--------------------------------------------------------------------------------

      Robust consumer spending and strong performance in the housing and manufacturing sectors supported the economic expansion and countered the lack of job creation during the beginning of the reporting period. By the second quarter of 2004, though, this activity slowed and growth slipped to 3.3% from nearly 4%. In the third quarter of 2004, the economy regained its momentum and could possibly sustain its growth with pick-ups in inflation-adjusted incomes, gains in household wealth and further housing and mortgage refinancing activity due to continued lower interest rates.

      The Federal Reserve Board (the Fed) kept short-term interest rates at 1% during the beginning of the reporting period, the lowest level in more than 45 years, and then issued three separate rate hikes in the second and third quarters, adjusting to 1.75% by September 2004. We believe that the Fed plans for additional quarter-point increases to help control the threat of inflation.

STOCKS: UP AND DOWN
--------------------------------------------------------------------------------

      Beginning in the first two quarters of the reporting period (October 2003 through March 2004), stocks delivered a positive performance with the S&P 500 Index posting a 14.07% gain. During the second quarter of 2004, industrials replaced consumer staples as top performers, and energy also performed well due to rising fuel costs. A steep decline in July set the markets back and made it difficult for the S&P 500 Index to regain its momentum despite back-to-back gains during August and September of 2004. It is a good sign that the "fundamentals" supporting the market remain largely intact. Energy and high-dividend stocks were the best performing style group during the third quarter of 2004.

BONDS: DOWN AND UP
--------------------------------------------------------------------------------

      Bond returns continued to lag behind stock returns, finishing with a 2.98% gain for the Lehman Brothers Aggregate Bond Index (the Index) at the end of the first six months of the reporting period (October 2003 through March 2004). In the second quarter of 2004, the Index experienced the worst quarterly loss in ten years, pointing to the vulnerability of bonds in a low interest-rate environment. Mortgage-backed securities did best in a down market while investment-grade corporate bonds performed worst. The tide turned in the third quarter of 2004, with the Index posting its best quarterly return in two years during the July to September 2004 period. This time, corporate issues delivered the best returns while agency issues were the weakest performer, mostly due to certain regulatory issues at Fannie Mae.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Presidential election years have historically witnessed positive gains in the stock market. However, uncertainty exists over geopolitical concerns, rising oil prices and rising interest rates. We believe that good investing is not about making predictions, timing the market, or staying away out of fear. During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds and keeping a long-term perspective.

      Thank you for choosing WELLS FARGO FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at www.wellsfargofunds.com.

 Sincerely,


 /s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen G. Blomster, CFA;                11/13/86
   Jeffrey P. Mellas

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 11.12%(1) for the 12-month period ended September 30, 2004, excluding sales charges, underperforming the S&P 500 Index(2), which returned 13.86%, but outperforming the Lehman Brothers 20+ Treasury Index(3), which returned 5.48% for the same period. The Fund's Class A shares distributed $0.36 per share in dividend income and $0.27 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the 12 months ended September 30, 2004, the Fund's stock holdings outperformed its bond holdings. While the S&P 500 Index rose nearly 14% over the past year, most of the gains occurred in the first three months of the period. Both the stock and bond markets followed a volatile path that progressed from investor confidence in the economy and corporate earnings to investor fears of deflation and lack of employment gains, uncertainty over the war in Iraq and terrorism and concerns over the strength of the economic expansion. While we continue to believe that the underlying trends in the economy are positive and bode well for continued expansion into 2005 and beyond, a sense of caution increasingly dominated investor sentiment during the period. However, market volatility and the decoupling of the stock and bond markets continued to create potential opportunities for the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. As a result, the TAA Model maintained a 25% shift toward stocks throughout the 12-month period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In implementing the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus maintaining the portfolio's underlying assets near their long-term strategic allocation of 60% stocks and 40% bonds. With the shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and was short long-term U.S. Treasury bond futures. Throughout the 12-month period, the Fund was at a maximum equity overweight, with an effective target allocation of 85% stocks and 15% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With stocks outperforming bonds, the 25% TAA shift toward stocks helped the Fund's return over the past 12 months. The TAA Model continues to indicate that stocks are still attractive relative to bonds, therefore, the Fund will maintain its overweighting in stocks until the relative valuation between stocks and bonds shifts.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Asset Allocation Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business, November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

      Performance shown for the Class B shares for periods prior to January 1,1995,reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999 reflects performance of the Class A shares of the predecessor fund, adjusted to reflect Institutional Class expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S.Treasury Index with maturities of 20 years or greater.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Asset Allocation Fund - Class A     (6.35)     4.72    0.46      8.84      (0.61)    11.12    1.66      9.49
Wells Fargo Asset Allocation Fund - Class B     (6.03)     5.24    0.51      8.73      (1.03)    10.24    0.90      8.73
Wells Fargo Asset Allocation Fund - Class C     (2.03)     9.25    0.90      8.73      (1.03)    10.25    0.90      8.73
Wells Fargo Asset Allocation Fund -
   Institutional Class                                                                 (0.53)    11.33    1.77      9.55

Benchmarks
   S&P 500 Index                                                                       (0.18)    13.86   (1.31)    11.08
   Lehman Brothers 20+ Treasury Index                                                   1.05      5.48    9.35      9.82

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

U.S. Treasury Bond, 6.13%, 11/15/27                                        2.88%
U.S. Treasury Bond, 6.25%, 5/15/30                                         2.39%
U.S. Treasury Bond, 5.38%, 2/15/31                                         2.13%
U.S. Treasury Bond, 6.00%, 2/15/26                                         1.77%
U.S. Treasury Bond, 6.88%, 8/15/25                                         1.56%
U.S. Treasury Bond, 6.13%, 8/15/29                                         1.47%
U.S. Treasury Bond, 6.50%, 11/15/26                                        1.47%
U.S. Treasury Bond, 5.50%, 8/15/28                                         1.43%
U.S. Treasury Bond, 7.63%, 2/15/25                                         1.42%
U.S. Treasury Bond, 7.50%, 11/15/24                                        1.41%

SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       11%
Consumer Staples                                                             10%
Energy                                                                        7%
Financial Services                                                           21%
Health Care                                                                  13%
Industrials                                                                  12%
Information Technology                                                       16%
Materials                                                                     3%
Telecommunications Services                                                   4%
Utilities                                                                     3%

FUND CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     0.71
Average Coupon of Bond Portfolio                                           5.91%
Average Maturity of Bond Portfolio                                  21.90 years
Average Duration of Bond Portfolio                                  12.20 years
Portfolio Turnover                                                            4%

**   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA
IS 1.00 BY DEFINITION.


GROWTH OF $10,000 CHART(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                Wells Fargo        Wells Fargo     Lehman Brothers
             Asset Allocation   Asset Allocation      20+ Year
               Fund Class A       Fund Class I      Treasury Index   S&P 500 Index
             ----------------   ----------------   ---------------   -------------
 9/30/1994         9,425             10,000           $ 10,000         $ 10,000
10/31/1994         9,499             10,080           $  9,967         $ 10,225
11/30/1994         9,397              9,971           $ 10,038         $  9,852
12/31/1994         9,543             10,127           $ 10,204         $  9,998
 1/31/1995         9,788             10,387           $ 10,481         $ 10,258
 2/28/1995        10,096             10,714           $ 10,776         $ 10,657
 3/31/1995        10,276             10,905           $ 10,878         $ 10,971
 4/30/1995        10,501             11,144           $ 11,074         $ 11,294
 5/31/1995        11,044             11,720           $ 11,986         $ 11,744
 6/30/1995        11,215             11,901           $ 12,131         $ 12,017
 7/31/1995        11,360             12,055           $ 11,916         $ 12,415
 8/31/1995        11,436             12,136           $ 12,201         $ 12,446
 9/30/1995        11,733             12,451           $ 12,442         $ 12,971
10/31/1995        11,792             12,514           $ 12,816         $ 12,925
11/30/1995        12,127             12,869           $ 13,150         $ 13,492
12/31/1995        12,328             13,082           $ 13,529         $ 13,751
 1/31/1996        12,548             13,315           $ 13,513         $ 14,219
 2/29/1996        12,482             13,246           $ 12,796         $ 14,351
 3/31/1996        12,509             13,274           $ 12,519         $ 14,489
 4/30/1996        12,521             13,287           $ 12,297         $ 14,702
 5/31/1996        12,628             13,401           $ 12,232         $ 15,080
 6/30/1996        12,770             13,551           $ 12,505         $ 15,137
 7/31/1996        12,486             13,250           $ 12,505         $ 14,468
 8/31/1996        12,474             13,237           $ 12,326         $ 14,773
 9/30/1996        12,961             13,754           $ 12,685         $ 15,604
10/31/1996        13,406             14,227           $ 13,217         $ 16,034
11/30/1996        14,120             14,984           $ 13,688         $ 17,245
12/31/1996        13,764             14,606           $ 13,331         $ 16,903
 1/31/1997        14,043             14,902           $ 13,212         $ 17,960
 2/28/1997        14,076             14,937           $ 13,214         $ 18,100
 3/31/1997        13,601             14,433           $ 12,851         $ 17,358
 4/30/1997        14,130             14,995           $ 13,178         $ 18,392
 5/31/1997        14,606             15,499           $ 13,330         $ 19,511
 6/30/1997        15,024             15,943           $ 13,609         $ 20,385
 7/31/1997        16,079             17,063           $ 14,482         $ 22,005
 8/31/1997        15,369             16,309           $ 14,035         $ 20,773
 9/30/1997        15,999             16,977           $ 14,451         $ 21,909
10/31/1997        15,978             16,956           $ 14,982         $ 21,178
11/30/1997        16,497             17,506           $ 15,218         $ 22,158
12/31/1997        16,794             17,822           $ 15,488         $ 22,539
 1/31/1998        17,045             18,088           $ 15,813         $ 22,787
 2/28/1998        17,856             18,948           $ 15,687         $ 24,430
 3/31/1998        18,508             19,640           $ 15,718         $ 25,681
 4/30/1998        18,634             19,774           $ 15,770         $ 25,943
 5/31/1998        18,545             19,679           $ 16,104         $ 25,497
 6/30/1998        19,234             20,411           $ 16,528         $ 26,532
 7/31/1998        19,041             20,205           $ 16,434         $ 26,251
 8/31/1998        17,195             18,247           $ 17,237         $ 22,457
 9/30/1998        18,167             19,278           $ 17,872         $ 23,897
10/31/1998        19,236             20,413           $ 17,568         $ 25,840
11/30/1998        20,186             21,421           $ 17,731         $ 27,406
12/31/1998        21,090             22,380           $ 17,689         $ 28,984
 1/31/1999        21,828             23,164           $ 17,858         $ 30,196
 2/28/1999        21,041             22,328           $ 16,903         $ 29,257
 3/31/1999        21,639             22,963           $ 16,829         $ 30,427
 4/30/1999        22,265             23,627           $ 16,842         $ 31,604
 5/31/1999        21,804             23,138           $ 16,575         $ 30,859
 6/30/1999        22,415             23,786           $ 16,372         $ 32,571
 7/31/1999        21,919             23,260           $ 16,279         $ 31,554
 8/31/1999        21,795             23,128           $ 16,202         $ 31,398
 9/30/1999        21,484             22,798           $ 16,319         $ 30,537
10/31/1999        22,257             23,619           $ 16,321         $ 32,471
11/30/1999        22,449             23,822           $ 16,197         $ 33,130
12/31/1999        23,091             24,505           $ 15,910         $ 35,081
 1/31/2000        22,605             23,979           $ 16,187         $ 33,320
 2/29/2000        22,770             24,154           $ 16,762         $ 32,690
 3/31/2000        24,419             25,913           $ 17,390         $ 35,887
 4/30/2000        23,871             25,332           $ 17,224         $ 34,807
 5/31/2000        23,471             24,907           $ 17,138         $ 34,094
 6/30/2000        24,023             25,493           $ 17,510         $ 34,936
 7/31/2000        23,935             25,399           $ 17,857         $ 34,391
 8/31/2000        25,055             26,587           $ 18,293         $ 36,526
 9/30/2000        24,052             25,523           $ 17,980         $ 34,598
10/31/2000        24,112             25,586           $ 18,280         $ 34,452
11/30/2000        23,085             24,497           $ 18,900         $ 31,738
12/31/2000        23,319             24,746           $ 19,342         $ 31,893
 1/31/2001        23,908             25,371           $ 19,340         $ 33,025
 2/28/2001        22,344             23,711           $ 19,680         $ 30,017
 3/31/2001        21,243             22,543           $ 19,523         $ 28,117
 4/30/2001        22,264             23,627           $ 18,910         $ 30,298
 5/31/2001        22,414             23,775           $ 18,942         $ 30,501
 6/30/2001        22,084             23,436           $ 19,138         $ 29,760
 7/31/2001        22,192             23,550           $ 19,893         $ 29,469
 8/31/2001        21,404             22,714           $ 20,370         $ 27,627
 9/30/2001        20,319             21,549           $ 20,417         $ 25,397
10/31/2001        20,938             22,217           $ 21,632         $ 25,882
11/30/2001        21,654             22,976           $ 20,485         $ 27,868
12/31/2001        21,642             22,964           $ 20,043         $ 28,113
 1/31/2002        21,479             22,792           $ 20,324         $ 27,702
 2/28/2002        21,247             22,545           $ 20,547         $ 27,168
 3/31/2002        21,512             22,826           $ 19,598         $ 28,189
 4/30/2002        20,941             22,232           $ 20,402         $ 26,481
 5/31/2002        20,836             22,121           $ 20,404         $ 26,288
 6/30/2002        20,131             21,374           $ 20,765         $ 24,416
 7/31/2002        19,100             20,280           $ 21,422         $ 22,514
 8/31/2002        19,299             20,504           $ 22,541         $ 22,660
 9/30/2002        17,637             18,729           $ 23,540         $ 20,199
10/31/2002        18,838             20,016           $ 22,662         $ 21,975
11/30/2002        19,757             20,990           $ 22,478         $ 23,267
12/31/2002        18,846             20,022           $ 23,452         $ 21,901
 1/31/2003        18,407             19,570           $ 23,379         $ 21,330
 2/28/2003        18,194             19,343           $ 24,118         $ 21,010
 3/31/2003        18,308             19,475           $ 23,715         $ 21,211
 4/30/2003        19,581             20,826           $ 24,018         $ 22,959
 5/31/2003        20,581             21,899           $ 25,558         $ 24,167
 6/30/2003        20,712             22,030           $ 25,034         $ 24,476
 7/31/2003        20,664             21,992           $ 22,456         $ 24,907
 8/31/2003        21,058             22,411           $ 22,945         $ 25,393
 9/30/2003        20,995             22,358           $ 24,205         $ 25,124
10/31/2003        21,883             23,302           $ 23,457         $ 26,543
11/30/2003        22,039             23,481           $ 23,593         $ 26,777
12/31/2003        23,020             24,528           $ 23,874         $ 28,180
 1/31/2004        23,424             24,957           $ 24,354         $ 28,698
 2/29/2004        23,730             25,296           $ 24,882         $ 29,097
 3/31/2004        23,474             25,026           $ 25,263         $ 28,658
 4/30/2004        22,921             24,437           $ 23,684         $ 28,208
 5/31/2004        23,142             24,686           $ 23,587         $ 28,594
 6/30/2004        23,522             25,092           $ 23,815         $ 29,149
 7/31/2004        22,905             24,435           $ 24,251         $ 28,184
 8/31/2004        23,102             24,645           $ 25,255         $ 28,297
 9/30/2004        23,330             24,892           $ 25,531         $ 28,603

--------------------------------------------------------------------------------

(4) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5) Portfolio holdings and characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                       PERFORMANCE AT A GLANCE
--------------------------------------------------------------------------------

WELLS FARGO GROWTH BALANCED FUND

INVESTMENT OBJECTIVE

      The Wells Fargo Growth Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

ADVISER                                    SUB-ADVISER
   Wells Fargo Funds Management, LLC          Wells Fargo Funds Management, LLC

MASTER PORTFOLIO SUB-ADVISERS
   Cadence Capital Management                 Smith Asset Management, L.P.
   Galliard Capital Management, Inc.          Systematic Financial Management, L.P.
   LSV Asset Management                       Wells Capital Management Incorporated.
   Peregrine Capital Management, Inc.

FUND MANAGERS                              INCEPTION DATE
   Collectively Managed                       04/30/89

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 10.02%(1), excluding sales charges, for the 12-month period ended September 30, 2004, underperforming the S&P 500 Index(2), which returned 13.86%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 3.68% during the same period. The Fund's Class A shares distributed $0.58 per share in dividend income and distributed no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the 12 months ended September 30, 2004, the Fund's stock holdings outperformed its bond holdings. While the S&P 500 Index rose nearly 14% over the past year, most of the gains occurred in the first three months of the period. Both the stock and bond markets followed a volatile path that progressed from investor confidence in the economy and corporate earnings to investor fears of deflation and lack of employment gains, uncertainty over the war in Iraq and terrorism and concerns over the strength of the economic expansion. While we continue to believe that the underlying trends in the economy are positive and bode well for continued expansion into 2005 and beyond, a sense of caution increasingly dominated investor sentiment during the period. However, market volatility and the decoupling of the stock and bond markets continued to create potential opportunities for the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. As a result, the TAA Model maintained a 15% shift toward stocks throughout the 12-month period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In implementing the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus maintaining the portfolio's underlying assets near their long-term strategic allocation of 65% stocks and 35% bonds. With the shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and was short long-term U.S. Treasury bond futures. With the futures overlay, the Fund had an effective target allocation of 80% stocks and 20% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With stocks outperforming bonds, the 15% TAA shift toward stocks helped the Fund's return over the past 12 months. The TAA Model continues to indicate that stocks are still attractive relative to bonds. As a result, the Fund will maintain its overweighting in stocks until the relative valuation between stocks and bonds shifts.

--------------------------------------------------------------------------------
      The views expressed are as of September 30, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Growth Balanced Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities.You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S.Treasury bond futures.

PERFORMANCE AT A GLANCE                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                    Including Sales Charge                 Excluding Sales Charge
                                             ------------------------------------   ------------------------------------
                                             6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                             --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Growth Balanced Fund - Class A     (7.24)     3.69    2.02      8.99      (1.58)    10.02     3.24     9.64
Wells Fargo Growth Balanced Fund - Class B     (6.97)     4.17    2.11      8.83      (1.97)     9.17     2.47     8.83
Wells Fargo Growth Balanced Fund - Class C     (2.97)     8.18    2.47      8.85      (1.97)     9.18     2.47     8.85
Wells Fargo Growth Balanced Fund -
   Institutional Class                                                                (1.46)    10.31     3.47     9.79

Benchmarks
   S&P 500 Index                                                                      (0.18)    13.86    (1.31)   11.08
   Lehman Brothers Aggregate Bond Index                                                0.68      3.68     7.48     7.66

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Microsoft Corporation                                                      1.20%
General Electric Company                                                   0.98%
American International Group Incorporated                                  0.93%
Exxon Mobil Corporation                                                    0.90%
eBay Incorporated                                                          0.87%
Pfizer Incorporated                                                        0.80%
GNMA Series 2003-38 Class JC, 7.04%, 8/16/2042                             0.73%
US Treasury Bonds, 6.25%, 8/15/2023                                        0.73%
JP Morgan Chase & Company                                                  0.67%
Intel Corporation                                                          0.65%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Average Credit Quality(7)                                                    AA+
Average Maturity                                                      5.35 years
Duration                                                              3.17 years

STRATEGIC ALLOCATION(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Stocks (65%)
Bonds  (35%)

EFFECTIVE ALLOCATION(5,6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Stocks (80%)
Bonds  (20%)

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.03
Dividend Yield                                                             1.05%
Price to Earnings Ratio (trailing 12 months)                              18.64x
Price to Book Ratio                                                        2.80x
Weighted Median Market Cap ($B)                                           36.81
5-Year Earnings Growth (historic)                                          1.11%
Portfolio Turnover                                                           51%

**   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA
IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(8) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                WELLS FARGO       WELLS FARGO                    LEHMAN BROTHERS
             GROWTH BALANCED   GROWTH BALANCED                      AGGREGATE
              FUND CLASS A      FUND CLASS I     S&P 500 INDEX     BOND INDEX
             ---------------   ---------------   -------------   ---------------
9/30/1994         9,425             10,000          $ 10,000         $ 10,000
10/31/1994        9,504             10,083          $ 10,225         $  9,991
11/30/1994        9,319              9,887          $  9,852         $  9,969
12/31/1994        9,387              9,960          $  9,998         $ 10,038
1/31/1995         9,466             10,043          $ 10,258         $ 10,237
2/28/1995         9,687             10,278          $ 10,657         $ 10,480
3/31/1995         9,881             10,484          $ 10,971         $ 10,544
4/30/1995        10,055             10,668          $ 11,294         $ 10,692
5/31/1995        10,339             10,969          $ 11,744         $ 11,106
6/30/1995        10,581             11,226          $ 12,017         $ 11,187
7/31/1995        10,896             11,560          $ 12,415         $ 11,162
8/31/1995        10,943             11,610          $ 12,446         $ 11,297
9/30/1995        11,264             11,951          $ 12,971         $ 11,407
10/31/1995       11,169             11,850          $ 12,925         $ 11,555
11/30/1995       11,458             12,157          $ 13,492         $ 11,728
12/31/1995       11,570             12,275          $ 13,751         $ 11,892
1/31/1996        11,814             12,534          $ 14,219         $ 11,971
2/29/1996        11,906             12,632          $ 14,351         $ 11,763
3/31/1996        11,993             12,724          $ 14,489         $ 11,680
4/30/1996        12,198             12,943          $ 14,702         $ 11,615
5/31/1996        12,383             13,138          $ 15,080         $ 11,592
6/30/1996        12,389             13,144          $ 15,137         $ 11,747
7/31/1996        11,993             12,724          $ 14,468         $ 11,779
8/31/1996        12,156             12,897          $ 14,773         $ 11,759
9/30/1996        12,638             13,409          $ 15,604         $ 11,963
10/31/1996       12,726             13,530          $ 16,034         $ 12,229
11/30/1996       13,335             14,146          $ 17,245         $ 12,438
12/31/1996       13,218             14,024          $ 16,903         $ 12,322
1/31/1997        13,659             14,491          $ 17,960         $ 12,360
2/28/1997        13,659             14,491          $ 18,100         $ 12,391
3/31/1997        13,230             14,037          $ 17,358         $ 12,254
4/30/1997        13,670             14,504          $ 18,392         $ 12,438
5/31/1997        14,342             15,216          $ 19,511         $ 12,556
6/30/1997        14,857             15,763          $ 20,385         $ 12,705
7/31/1997        15,702             16,660          $ 22,005         $ 13,048
8/31/1997        15,082             16,002          $ 20,773         $ 12,937
9/30/1997        15,760             16,721          $ 21,909         $ 13,128
10/31/1997       15,453             16,396          $ 21,178         $ 13,318
11/30/1997       15,732             16,709          $ 22,158         $ 13,379
12/31/1997       15,965             16,938          $ 22,539         $ 13,514
1/31/1998        16,176             17,162          $ 22,787         $ 13,687
2/28/1998        16,895             17,925          $ 24,430         $ 13,676
3/31/1998        17,398             18,458          $ 25,681         $ 13,723
4/30/1998        17,590             18,663          $ 25,943         $ 13,794
5/31/1998        17,410             18,472          $ 25,497         $ 13,925
6/30/1998        17,857             18,946          $ 26,532         $ 14,044
7/31/1998        17,639             18,715          $ 26,251         $ 14,073
8/31/1998        16,064             17,043          $ 22,457         $ 14,302
9/30/1998        16,728             17,747          $ 23,897         $ 14,637
10/31/1998       17,716             18,794          $ 25,840         $ 14,560
11/30/1998       18,642             19,782          $ 27,406         $ 14,643
12/31/1998       19,536             20,740          $ 28,984         $ 14,686
1/31/1999        20,030             21,268          $ 30,196         $ 14,791
2/28/1999        19,493             20,705          $ 29,257         $ 14,532
3/31/1999        19,980             21,219          $ 30,427         $ 14,612
4/30/1999        20,493             21,768          $ 31,604         $ 14,659
5/31/1999        20,227             21,497          $ 30,859         $ 14,530
6/30/1999        20,955             22,269          $ 32,571         $ 14,483
7/31/1999        20,647             21,942          $ 31,554         $ 14,422
8/31/1999        20,480             21,775          $ 31,398         $ 14,415
9/30/1999        20,172             21,449          $ 30,537         $ 14,582
10/31/1999       20,826             22,151          $ 32,471         $ 14,636
11/30/1999       21,289             22,644          $ 33,130         $ 14,635
12/31/1999       21,903             23,308          $ 35,081         $ 14,565
1/31/2000        21,545             22,925          $ 33,320         $ 14,516
2/29/2000        21,850             23,255          $ 32,690         $ 14,692
3/31/2000        22,984             24,463          $ 35,887         $ 14,886
4/30/2000        22,659             24,125          $ 34,807         $ 14,843
5/31/2000        22,354             23,803          $ 34,094         $ 14,835
6/30/2000        22,917             24,411          $ 34,936         $ 15,144
7/31/2000        22,891             24,381          $ 34,391         $ 15,282
8/31/2000        23,686             25,236          $ 36,526         $ 15,503
9/30/2000        23,169             24,696          $ 34,598         $ 15,601
10/31/2000       23,341             24,876          $ 34,452         $ 15,704
11/30/2000       22,944             24,456          $ 31,738         $ 15,962
12/31/2000       23,567             25,129          $ 31,893         $ 16,258
1/31/2001        23,882             25,464          $ 33,025         $ 16,525
2/28/2001        22,772             24,288          $ 30,017         $ 16,669
3/31/2001        21,905             23,364          $ 28,117         $ 16,752
4/30/2001        23,309             24,868          $ 30,298         $ 16,682
5/31/2001        23,381             24,958          $ 30,501         $ 16,782
6/30/2001        23,008             24,557          $ 29,760         $ 16,846
7/31/2001        22,915             24,467          $ 29,469         $ 17,223
8/31/2001        22,277             23,789          $ 27,627         $ 17,421
9/30/2001        20,902             22,327          $ 25,397         $ 17,625
10/31/2001       21,303             22,760          $ 25,882         $ 17,993
11/30/2001       22,542             24,083          $ 27,868         $ 17,745
12/31/2001       22,824             24,390          $ 28,113         $ 17,631
1/31/2002        22,547             24,089          $ 27,702         $ 17,774
2/28/2002        22,210             23,737          $ 27,168         $ 17,947
3/31/2002        22,959             24,544          $ 28,189         $ 17,649
4/30/2002        22,487             24,046          $ 26,481         $ 17,991
5/31/2002        22,337             23,891          $ 26,288         $ 18,144
6/30/2002        21,558             23,058          $ 24,416         $ 18,300
7/31/2002        19,940             21,331          $ 22,514         $ 18,522
8/31/2002        19,910             21,306          $ 22,660         $ 18,835
9/30/2002        18,186             19,458          $ 20,199         $ 19,140
10/31/2002       19,265             20,627          $ 21,975         $ 19,052
11/30/2002       20,179             21,606          $ 23,267         $ 19,046
12/31/2002       19,192             20,551          $ 21,901         $ 19,440
1/31/2003        18,705             20,034          $ 21,330         $ 19,458
2/28/2003        18,378             19,684          $ 21,010         $ 19,726
3/31/2003        18,477             19,798          $ 21,211         $ 19,710
4/30/2003        19,686             21,102          $ 22,959         $ 19,874
5/31/2003        20,546             22,022          $ 24,167         $ 20,244
6/30/2003        20,812             22,311          $ 24,476         $ 20,203
7/31/2003        21,421             22,967          $ 24,907         $ 19,524
8/31/2003        21,725             23,300          $ 25,393         $ 19,653
9/30/2003        21,504             23,064          $ 25,124         $ 20,173
10/31/2003       22,592             24,237          $ 26,543         $ 19,985
11/30/2003       22,782             24,447          $ 26,777         $ 20,033
12/31/2003       23,650             25,388          $ 28,180         $ 20,237
1/31/2004        23,937             25,702          $ 28,698         $ 20,400
2/29/2004        24,193             25,979          $ 29,097         $ 20,621
3/31/2004        24,038             25,818          $ 28,658         $ 20,775
4/30/2004        23,635             25,388          $ 28,208         $ 20,235
5/31/2004        23,813             25,594          $ 28,594         $ 20,154
6/30/2004        24,123             25,935          $ 29,149         $ 20,269
7/31/2004        23,387             25,147          $ 28,184         $ 20,470
8/31/2004        23,364             25,120          $ 28,297         $ 20,861
9/30/2004        23,658             25,442          $ 28,603         $ 20,917

--------------------------------------------------------------------------------

(7) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(8) The chart compares the performance of the Wells Fargo Growth Balanced Fund Class A shares and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charges of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO INDEX ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Index Allocation Fund (the Fund) seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Galen G. Blomster, CFA;                04/07/88
   Jeffrey P. Mellas

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 12.41%(1) for the 12-month period ended September 30, 2004, underperforming the S&P 500 Index(2), which returned 13.86%, but outperforming the Lehman Brothers 20+ Treasury Index(3), which returned 5.48% during the same period. The Fund's Class A shares distributed less than $0.01 per share in dividend income and distributed no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the 12 months ended September 30, 2004, stocks outperformed bonds. While the S&P 500 Index rose nearly 14% over the past year, most of the gains occurred in the first three months of the period. Both the stock and bond markets followed a volatile path that progressed from investor confidence in the economy and corporate earnings to investor fears of deflation and lack of employment gains, uncertainty over the war in Iraq and terrorism and concerns over the strength of the economic expansion. While we continue to believe that the underlying trends in the economy are positive and bode well for continued expansion into 2005 and beyond, a sense of caution increasingly dominated investor sentiment during the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The holdings in the Fund are indexed to the S&P 500 Index. The Fund performed in line with the S&P 500 Index as it maintained its normal allocation of 100% equities throughout the 12-month period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund employs the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets toward bonds or stocks when one is determined to be compellingly attractive relative to the other. The TAA Model continues to indicate that stocks are still attractive relative to bonds. As a result, the Fund will remain fully invested in stocks for the foreseeable future.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Index Allocation Fund.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for Class A, Class B and Class C shares of the Wells Fargo Index Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Index Allocation Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.Performance shown for the Class A shares for periods prior to December 12, 1997,reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class B shares reflects performance of the Class D shares of the Overland Fund. Performance shown for the Class C shares reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S.Treasury Index with maturities of 20 years or greater.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                              --------   ------   ------   -------   --------   ------   ------   -------
Wells Fargo Index Allocation Fund - Class A     (6.44)     5.93    (3.56)    8.13      (0.75)    12.41    (2.41)    8.78

Wells Fargo Index Allocation Fund - Class B     (6.09)     6.64    (3.60)    7.96      (1.09)    11.64    (3.14)    7.96

Wells Fargo Index Allocation Fund - Class C     (2.09)    10.63    (3.14)    7.97      (1.09)    11.63    (3.14)    7.97

Benchmarks

   S&P 500 Index                                                                       (0.18)    13.86    (1.31)   11.08

Lehman Brothers 20+ Treasury Index                                                      1.05      5.48     9.35     9.82

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. EFFECTIVE FEBRUARY 1, 2004, THE 1.00% FRONT-END SALES CHARGE FOR CLASS C SHARES WAS ELIMINATED. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST HOLDINGS(4),(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

General Electric Company                                                   3.30%
Exxon Mobil Corporation                                                    2.93%
Microsoft Corporation                                                      2.80%
Pfizer Incorporated                                                        2.15%
Citigroup Incorporated                                                     2.13%
Wal-Mart Stores Incorporated                                               2.10%
American International Group Incorporated                                  1.65%
Bank of America Corporation                                                1.64%
Johnson & Johnson                                                          1.56%
International Business Machines Corporation                                1.34%

SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       11%
Consumer Staples                                                             11%
Energy                                                                        7%
Financial Services                                                           21%
Health Care                                                                  13%
Industrials                                                                  11%
Information Technology                                                       16%
Materials                                                                     3%
Telecommunications Services                                                   4%
Utilities                                                                     3%


FUND CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                      1.00
Price to Earnings Ratio (trailing 12 months)                              17.54x
Price to Book Ratio                                                        2.35x
Median Market Cap. ($B)                                                     9.29
5 Year Earnings Growth (historic)                                          8.76%
Portfolio Turnover                                                            5%

**   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA
IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO      LEHMAN BROTHERS
           INDEX ALLOCATION      20+ YEAR
             FUND CLASS A     TREASURY INDEX    S&P 500 INDEX
           ----------------   ---------------   -------------
9/30/94           9,425          $ 10,000         $ 10,000
10/31/94          9,511          $  9,967         $ 10,225
11/30/94          9,324          $ 10,038         $  9,852
12/31/94          9,463          $ 10,204         $  9,998
1/31/95           9,694          $ 10,481         $ 10,258
2/28/95          10,022          $ 10,776         $ 10,657
3/31/95          10,243          $ 10,878         $ 10,971
4/30/95          10,494          $ 11,074         $ 11,294
5/31/95          10,976          $ 11,986         $ 11,744
6/30/95          11,228          $ 12,131         $ 12,017
7/31/95          11,579          $ 11,916         $ 12,415
8/31/95          11,597          $ 12,201         $ 12,446
9/30/95          12,063          $ 12,442         $ 12,971
10/31/95         12,009          $ 12,816         $ 12,925
11/30/95         12,514          $ 13,150         $ 13,492
12/31/95         12,748          $ 13,529         $ 13,751
1/31/96          13,137          $ 13,513         $ 14,219
2/29/96          13,239          $ 12,796         $ 14,351
3/31/96          13,355          $ 12,519         $ 14,489
4/30/96          13,485          $ 12,297         $ 14,702
5/31/96          13,670          $ 12,232         $ 15,080
6/30/96          13,768          $ 12,505         $ 15,137
7/31/96          13,339          $ 12,505         $ 14,468
8/31/96          13,423          $ 12,326         $ 14,773
9/30/96          14,001          $ 12,685         $ 15,604
10/31/96         14,424          $ 13,217         $ 16,034
11/30/96         15,260          $ 13,688         $ 17,245
12/31/96         14,920          $ 13,331         $ 16,903
1/31/97          15,582          $ 13,212         $ 17,960
2/28/97          15,646          $ 13,214         $ 18,100
3/31/97          15,095          $ 12,851         $ 17,358
4/30/97          15,739          $ 13,178         $ 18,392
5/31/97          16,361          $ 13,330         $ 19,511
6/30/97          16,937          $ 13,609         $ 20,385
7/31/97          18,167          $ 14,482         $ 22,005
8/31/97          17,272          $ 14,035         $ 20,773
9/30/97          18,077          $ 14,451         $ 21,909
10/31/97         17,622          $ 14,982         $ 21,178
11/30/97         18,380          $ 15,218         $ 22,158
12/31/97         18,677          $ 15,488         $ 22,539
1/31/98          18,858          $ 15,813         $ 22,787
2/28/98          20,170          $ 15,687         $ 24,430
3/31/98          21,148          $ 15,718         $ 25,681
4/30/98          21,329          $ 15,770         $ 25,943
5/31/98          20,943          $ 16,104         $ 25,497
6/30/98          21,763          $ 16,528         $ 26,532
7/31/98          21,522          $ 16,434         $ 26,251
8/31/98          18,411          $ 17,237         $ 22,457
9/30/98          19,560          $ 17,872         $ 23,897
10/31/98         21,141          $ 17,568         $ 25,840
11/30/98         22,396          $ 17,731         $ 27,406
12/31/98         23,638          $ 17,689         $ 28,984
1/31/99          24,589          $ 17,858         $ 30,196
2/28/99          23,813          $ 16,903         $ 29,257
3/31/99          24,733          $ 16,829         $ 30,427
4/30/99          25,672          $ 16,842         $ 31,604
5/31/99          25,046          $ 16,575         $ 30,859
6/30/99          26,394          $ 16,372         $ 32,571
7/31/99          25,556          $ 16,279         $ 31,554
8/31/99          25,406          $ 16,202         $ 31,398
9/30/99          24,689          $ 16,319         $ 30,537
10/31/99         26,229          $ 16,321         $ 32,471
11/30/99         26,730          $ 16,197         $ 33,130
12/31/99         28,261          $ 15,910         $ 35,081
1/31/00          26,903          $ 16,187         $ 33,320
2/29/00          26,463          $ 16,762         $ 32,690
3/31/00          29,024          $ 17,390         $ 35,887
4/30/00          28,132          $ 17,224         $ 34,807
5/31/00          27,524          $ 17,138         $ 34,094
6/30/00          28,171          $ 17,510         $ 34,936
7/31/00          27,705          $ 17,857         $ 34,391
8/31/00          29,387          $ 18,293         $ 36,526
9/30/00          27,809          $ 17,980         $ 34,598
10/31/00         27,679          $ 18,280         $ 34,452
11/30/00         25,480          $ 18,900         $ 31,738
12/31/00         25,591          $ 19,342         $ 31,893
1/31/01          26,468          $ 19,340         $ 33,025
2/28/01          24,037          $ 19,680         $ 30,017
3/31/01          22,513          $ 19,523         $ 28,117
4/30/01          24,224          $ 18,910         $ 30,298
5/31/01          24,354          $ 18,942         $ 30,501
6/30/01          23,735          $ 19,138         $ 29,760
7/31/01          23,476          $ 19,893         $ 29,469
8/31/01          21,980          $ 20,370         $ 27,627
9/30/01          20,182          $ 20,417         $ 25,397
10/31/01         20,542          $ 21,632         $ 25,882
11/30/01         22,095          $ 20,485         $ 27,868
12/31/01         22,265          $ 20,043         $ 28,113
1/31/02          21,920          $ 20,324         $ 27,702
2/28/02          21,486          $ 20,547         $ 27,168
3/31/02          22,265          $ 19,598         $ 28,189
4/30/02          20,886          $ 20,402         $ 26,481
5/31/02          20,706          $ 20,404         $ 26,288
6/30/02          19,207          $ 20,765         $ 24,416
7/31/02          17,677          $ 21,422         $ 22,514
8/31/02          17,767          $ 22,541         $ 22,660
9/30/02          15,833          $ 23,540         $ 20,199
10/31/02         17,213          $ 22,662         $ 21,975
11/30/02         18,112          $ 22,478         $ 23,267
12/31/02         17,043          $ 23,452         $ 21,901
1/31/03          16,637          $ 23,379         $ 21,330
2/28/03          16,382          $ 24,118         $ 21,010
3/31/03          16,522          $ 23,715         $ 21,211
4/30/03          17,861          $ 24,018         $ 22,959
5/31/03          18,779          $ 25,558         $ 24,167
6/30/03          19,004          $ 25,034         $ 24,476
7/31/03          19,320          $ 22,456         $ 24,907
8/31/03          19,666          $ 22,945         $ 25,393
9/30/03          19,441          $ 24,205         $ 25,124
10/31/03          20509          $ 23,457         $ 26,543
11/30/03          20675          $ 23,593         $ 26,777
12/31/03          21732          $ 23,874         $ 28,180
1/31/04          22,093          $ 24,354         $ 28,698
2/29/04          22,379          $ 24,882         $ 29,097
3/31/04          22,018          $ 25,263         $ 28,658
4/30/04          21,657          $ 23,684         $ 28,208
5/31/04          21,928          $ 23,587         $ 28,594
6/30/04          22,334          $ 23,815         $ 29,149
7/31/04          21,581          $ 24,251         $ 28,184
8/31/04          21,642          $ 25,255         $ 28,297
9/30/04          21,852          $ 25,531         $ 28,603

--------------------------------------------------------------------------------

(4) The ten largest holdings are calculated based on the market value of the securities divided by the total market value of the Fund.

(5) Portfolio holdings and characteristics are subject to change.

(6) The chart compares the performance of the Wells Fargo Index Allocation Fund Class A shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index.The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses while assuming the maximum initial sales charges of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO MODERATE BALANCED FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Moderate Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.

ADVISER                                    SUB-ADVISER
   Wells Fargo Funds Management, LLC          Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Cadence Capital Management                 Smith Asset Management, L.P.
   Galliard Capital Management, Inc.          Systematic Financial Management, L.P.
   LSV Asset Management                       Wells Capital Management Incorporated
   Peregrine Capital Management, Inc.

FUND MANAGERS                              INCEPTION DATE
   Collectively Managed                       04/30/89

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 7.28%(1) for the 12-month period ended September 30, 2004, outperforming the Lehman Brothers Aggregate Bond Index(2), which returned 3.68%, but underperforming the S&P 500 Index(3), which returned 13.86% during the same period. The Fund's Institutional Class shares distributed $0.64 per share in dividend income and $0.21 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the 12 months ended September 30, 2004, the Fund's stock holdings outperformed its bond holdings. While the S&P 500 Index rose nearly 14% over the past year, most of the gains occurred in the first three months of the period. Both the stock and bond markets followed a volatile path that progressed from investor confidence in the economy and corporate earnings to investor fears of deflation and lack of employment gains, uncertainty over the war in Iraq and terrorism and concerns over the strength of the economic expansion. While we continue to believe that the underlying trends in the economy are positive and bode well for continued expansion into 2005 and beyond, a sense of caution increasingly dominated investor sentiment during the period. However, market volatility and the decoupling of the stock and bond markets continued to create potential opportunities for the Tactical Asset Allocation (TAA) Model, which seeks to enhance the Fund's returns by shifting assets between stocks and bonds when a compelling opportunity exists. As a result, the TAA Model maintained a 10% shift toward stocks throughout the 12-month period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In implementing the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus maintaining the portfolio's underlying assets near their long-term strategic allocation of 40% stocks and 60% bonds. With the shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and was short long-term U.S. Treasury bond futures. With the futures overlay, the Fund had an effective target allocation of 50% stocks and 50% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With stocks outperforming bonds, the 10% TAA shift toward stocks helped the Fund's return over the past 12 months. The TAA Model continues to indicate that stocks are still compellingly attractive relative to bonds. As a result, the Fund will maintain its overweighting in stocks until the relative valuation between stocks and bonds shifts.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Moderate Balanced Fund.

(1) The Fund's Adviser has committed through January 31,2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Performance shown for Class A,Class B and Class C shares of the Wells Fargo Moderate Balanced Fund for periods prior to January 30,2004 reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect applicable sales charges and expenses. Performance shown for the Institutional Class shares of the Wells Fargo Moderate Balanced Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Moderate Balanced Fund,its predecessor fund.Effective at the close of business November 5,1999,the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS. Performance of the Institutional Class shares of the Fund prior to November 11,1994,reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses.Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund,including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities.You cannot invest directly in an index.

(3) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S.Treasury bond futures.

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                              ------------------------------------   ------------------------------------
                                              6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                              --------   ------   ------   -------   --------   ------   ------   -------

Wells Fargo Moderate Balanced Fund - Class A    (6.70)    0.84     3.01      7.57      (1.00)    7.00     4.23      8.21
Wells Fargo Moderate Balanced Fund - Class B    (6.32)    1.24     3.11      7.42      (1.32)    6.24     3.46      7.42
Wells Fargo Moderate Balanced Fund - Class C    (2.32)    5.24     3.46      7.42      (1.32)    6.24     3.46      7.42

Wells Fargo Moderate
   Balanced Fund - Institutional Class                                                 (0.87)    7.28     4.50      8.48

Benchmarks

   S&P 500 Index                                                                       (0.18)   13.86    (1.31)    11.08

   Lehman Brothers Aggregate Bond Index                                                 0.68     3.68     7.48      7.66


*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B SHARES IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CDSC IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

GNMA Series 2003-38 Class JC, 7.04%, 8/16/42                               1.03%
U.S. Treasury Bond, 6.25%, 8/15/23                                         1.03%
FNMA, 2.50%, 4/28/06                                                       0.89%
FHLB, 1.52%, 7/14/05                                                       0.89%
FHLMC, 2.70%, 4/28/06                                                      0.88%
FNMA, 2.40%, 4/28/06                                                       0.88%
FHLB, 2.25%, 1/30/06                                                       0.88%
FHLB, 1.55%, 7/14/05                                                       0.85%
Microsoft Corporation                                                      0.80%
FHLMC, 2.20%, 12/01/05                                                     0.80%

DIVERSIFIED BOND STYLE CHARACTERISTICS5 (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------
Average Credit Quality(7)                                   AA+
Average Maturity                                      5.35 years
Duration                                              3.17 years

STRATEGIC ALLOCATION(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Stocks (40%)
Bonds  (60%)

EFFECTIVE ALLOCATION(5,6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Stocks (50%)
Bonds  (50%)

DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                      1.03
Dividend Yield                                                             0.65%
Price to Earnings Ratio (trailing 12 months)                              18.64x
Price to Book Ratio                                                        2.80x
Weighted Median Market Cap ($B)                                            36.81
5-Year Earnings Growth (historic)                                          1.11%
Portfolio Turnover                                                           62%

**   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.THE BENCHMARK BETA
IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(8) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

              WELLS FARGO         WELLS FARGO                      LEHMAN BROTHERS
           MODERATE BALANCED   MODERATE BALANCED                      AGGREGATE
             FUND CLASS A         FUND CLASS I     S&P 500 INDEX      BOND INDEX
                10000                10000
           -----------------   -----------------   -------------   ---------------
9/30/94          9,425               10,000          $ 10,000         $ 10,000
10/31/94         9,472               10,052          $ 10,225         $  9,991
11/30/94         9,346               9,921           $  9,852         $  9,969
12/31/94         9,421               10,002          $  9,998         $ 10,038
1/31/95          9,495               10,083          $ 10,258         $ 10,237
2/28/95          9,668               10,269          $ 10,657         $ 10,480
3/31/95          9,808               10,419          $ 10,971         $ 10,544
4/30/95          9,942               10,564          $ 11,294         $ 10,692
5/31/95         10,175               10,814          $ 11,744         $ 11,106
6/30/95         10,358               11,011          $ 12,017         $ 11,187
7/31/95         10,569               11,237          $ 12,415         $ 11,162
8/31/95         10,616               11,289          $ 12,446         $ 11,297
9/30/95         10,826               11,515          $ 12,971         $ 11,407
10/31/95        10,813               11,504          $ 12,925         $ 11,555
11/30/95        11,018               11,724          $ 13,492         $ 11,728
12/31/95        11,123               11,838          $ 13,751         $ 11,892
1/31/96         11,274               12,002          $ 14,219         $ 11,971
2/29/96         11,266               11,996          $ 14,351         $ 11,763
3/31/96         11,315               12,051          $ 14,489         $ 11,680
4/30/96         11,438               12,184          $ 14,702         $ 11,615
5/31/96         11,556               12,312          $ 15,080         $ 11,592
6/30/96         11,587               12,348          $ 15,137         $ 11,747
7/31/96         11,357               12,105          $ 14,468         $ 11,779
8/31/96         11,463               12,221          $ 14,773         $ 11,759
9/30/96         11,785               12,567          $ 15,604         $ 11,963
10/31/96        11,902               12,694          $ 16,034         $ 12,229
11/30/96        12,287               13,107          $ 17,245         $ 12,438
12/31/96        12,216               13,034          $ 16,903         $ 12,322
1/31/97         12,489               13,328          $ 17,960         $ 12,360
2/28/97         12,498               13,341          $ 18,100         $ 12,391
3/31/97         12,226               13,053          $ 17,358         $ 12,254
4/30/97         12,523               13,373          $ 18,392         $ 12,438
5/31/97         12,915               13,795          $ 19,511         $ 12,556
6/30/97         13,236               14,140          $ 20,385         $ 12,705
7/31/97         13,831               14,779          $ 22,005         $ 13,048
8/31/97         13,427               14,351          $ 20,773         $ 12,937
9/30/97         13,879               14,836          $ 21,909         $ 13,128
10/31/97        13,780               14,734          $ 21,178         $ 13,318
11/30/97        13,963               14,932          $ 22,158         $ 13,379
12/31/97        14,136               15,120          $ 22,539         $ 13,514
1/31/98         14,316               15,317          $ 22,787         $ 13,687
2/28/98         14,721               15,752          $ 24,430         $ 13,676
3/31/98         15,015               16,069          $ 25,681         $ 13,723
4/30/98         15,143               16,209          $ 25,943         $ 13,794
5/31/98         15,081               16,146          $ 25,497         $ 13,925
6/30/98         15,381               16,469          $ 26,532         $ 14,044
7/31/98         15,259               16,343          $ 26,251         $ 14,073
8/31/98         14,476               15,507          $ 22,457         $ 14,302
9/30/98         14,951               16,019          $ 23,897         $ 14,637
10/31/98        15,434               16,539          $ 25,840         $ 14,560
11/30/98        15,942               17,087          $ 27,406         $ 14,643
12/31/98        16,465               17,652          $ 28,984         $ 14,686
1/31/99         16,776               17,989          $ 30,196         $ 14,791
2/28/99         16,395               17,584          $ 29,257         $ 14,532
3/31/99         16,699               17,914          $ 30,427         $ 14,612
4/30/99         17,017               18,259          $ 31,604         $ 14,659
5/31/99         16,853               18,086          $ 30,859         $ 14,530
6/30/99         17,205               18,468          $ 32,571         $ 14,483
7/31/99         17,055               18,311          $ 31,554         $ 14,422
8/31/99         16,975               18,229          $ 31,398         $ 14,415
9/30/99         16,866               18,116          $ 30,537         $ 14,582
10/31/99        17,198               18,476          $ 32,471         $ 14,636
11/30/99        17,438               18,738          $ 33,130         $ 14,635
12/31/99        17,742               19,069          $ 35,081         $ 14,565
1/31/00         17,571               18,889          $ 33,320         $ 14,516
2/29/00         17,819               19,159          $ 32,690         $ 14,692
3/31/00         18,483               19,878          $ 35,887         $ 14,886
4/30/00         18,297               19,682          $ 34,807         $ 14,843
5/31/00         18,142               19,518          $ 34,094         $ 14,835
6/30/00         18,540               19,951          $ 34,936         $ 15,144
7/31/00         18,597               20,017          $ 34,391         $ 15,282
8/31/00         19,064               20,523          $ 36,526         $ 15,503
9/30/00         18,840               20,286          $ 34,598         $ 15,601
10/31/00        18,980               20,441          $ 34,452         $ 15,704
11/30/00        18,938               20,401          $ 31,738         $ 15,962
12/31/00        19,382               20,884          $ 31,893         $ 16,258
1/31/01         19,594               21,116          $ 33,025         $ 16,525
2/28/01         19,110               20,598          $ 30,017         $ 16,669
3/31/01         18,709               20,170          $ 28,117         $ 16,752
4/30/01         19,424               20,946          $ 30,298         $ 16,682
5/31/01         19,503               21,035          $ 30,501         $ 16,782
6/30/01         19,325               20,848          $ 29,760         $ 16,846
7/31/01         19,387               20,919          $ 29,469         $ 17,223
8/31/01         19,102               20,616          $ 27,627         $ 17,421
9/30/01         18,421               19,884          $ 25,397         $ 17,625
10/31/01        18,731               20,223          $ 25,882         $ 17,993
11/30/01        19,322               20,866          $ 27,868         $ 17,745
12/31/01        19,472               21,032          $ 28,113         $ 17,631
1/31/02         19,344               20,899          $ 27,702         $ 17,774
2/28/02         19,198               20,746          $ 27,168         $ 17,947
3/31/02         19,522               21,099          $ 28,189         $ 17,649
4/30/02         19,359               20,927          $ 26,481         $ 17,991
5/31/02         19,310               20,879          $ 26,288         $ 18,144
6/30/02         18,935               20,478          $ 24,416         $ 18,300
7/31/02         18,100               19,579          $ 22,514         $ 18,522
8/31/02         18,113               19,598          $ 22,660         $ 18,835
9/30/02         17,208               18,622          $ 20,199         $ 19,140
10/31/02        17,858               19,330          $ 21,975         $ 19,052
11/30/02        18,376               19,894          $ 23,267         $ 19,046
12/31/02        17,875               19,356          $ 21,901         $ 19,440
1/31/03         17,595               19,057          $ 21,330         $ 19,458
2/28/03         17,453               18,907          $ 21,010         $ 19,726
3/31/03         17,496               18,957          $ 21,211         $ 19,710
4/30/03         18,247               19,775          $ 22,959         $ 19,874
5/31/03         18,832               20,414          $ 24,167         $ 20,244
6/30/03         18,976               20,573          $ 24,476         $ 20,203
7/31/03         19,238               20,862          $ 24,907         $ 19,524
8/31/03         19,437               21,082          $ 25,393         $ 19,653
9/30/03         19,396               21,042          $ 25,124         $ 20,173
10/31/03        19,989               21,691          $ 26,543         $ 19,985
11/30/03        20,105               21,820          $ 26,777         $ 20,033
12/31/03        20,623               22,388          $ 28,180         $ 20,237
1/31/04         20,820               22,606          $ 28,698         $ 20,400
2/29/04         21,011               22,813          $ 29,097         $ 20,621
3/31/04         20,963               22,772          $ 28,658         $ 20,775
4/30/04         20,638               22,419          $ 28,208         $ 20,235
5/31/04         20,715               22,512          $ 28,594         $ 20,154
6/30/04         20,906               22,720          $ 29,149         $ 20,269
7/31/04         20,533               22,326          $ 28,184         $ 20,470
8/31/04         20,590               22,377          $ 28,297         $ 20,861
9/30/04         20,753               22,575          $ 28,603         $ 20,917

--------------------------------------------------------------------------------

(7) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(8) The chart compares the performance of the Wells Fargo Moderate Balanced Fund Class A shares and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.The chart assumes a hypothetical $10,000 investment in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charges of 5.75%.

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO STRATEGIC GROWTH ALLOCATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Strategic Growth Allocation Fund (the Fund) seeks to provide capital appreciation with a secondary emphasis on current income.


ADVISER                                    SUB-ADVISER
   Wells Fargo Funds Management, LLC          Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Cadence Capital Management                 Smith Asset Management, L.P.
   Galliard Capital Management, Inc.          Systematic Financial Management, L.P.
   LSV Asset Management                       Wells Capital Management Incorporated
   Peregrine Capital Management, Inc.

FUND MANAGERS                              INCEPTION DATE
   Collectively Managed                       12/02/97

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 11.82%(1) for the 12-month period ended September 30, 2004, underperforming the S&P 500 Index(2), which returned 13.86%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 3.68% during the same period. The Fund distributed $0.16 per share in dividend income and distributed no capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the 12 months ended September 30, 2004, the Fund's stock holdings outperformed its bond holdings. While the S&P 500 Index rose nearly 14% over the past year, most of the gains occurred in the first three months of the period. Both the stock and bond markets followed a volatile path that progressed from investor confidence in the economy and corporate earnings to investor fears of deflation and lack of employment gains, uncertainty over the war in Iraq and terrorism, and concerns over the strength of the economic expansion. While we continue to believe that the underlying trends in the economy are positive and bode well for continued expansion into 2005 and beyond, a sense of caution increasingly dominated investor sentiment during the period. However, market volatility and the decoupling of the stock and bond markets continued to create potential opportunities for the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. As a result, the TAA Model maintained a 15% shift toward stocks throughout the 12-month period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In implementing the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus maintaining the portfolio's underlying assets near their long-term strategic allocation of 80% stocks and 20% bonds. With the shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and was short long-term U.S. Treasury bond futures. With the futures overlay, the Fund has an effective target allocation of 95% stocks and 5% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With stocks outperforming bonds, the 15% TAA shift toward stocks helped the Fund's return over the past 12 months. The TAA Model indicates that stocks are still compellingly attractive relative to bonds. As a result, the Fund will maintain its overweight in stocks until the relative valuation between stocks and bonds shifts.

--------------------------------------------------------------------------------
The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Strategic Growth Allocation Fund.

(1) The Fund's Adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions.References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for Institutional Class shares of the Wells Fargo Strategic Growth Allocation Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Aggressive Balanced-Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                   Excluding Sales Charge
                                            ------------------------------------
                                                                         Life of
                                            6-Month*   1-Year   5-Year     Fund
                                            --------   ------   ------   -------
Wells Fargo Strategic Growth Allocation
   Fund - Institutional Class                 (1.65)    11.82    2.29      5.66

Benchmarks
   S&P 500 Index                              (0.18)    13.86   (1.31)     3.80
   Lehman Brothers Aggregate Bond Index        0.68      3.68    7.48      6.76

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Microsoft Corporation                                                      1.49%
General Electric Company                                                   1.22%
American International Group Incorporated                                  1.15%
Exxon Mobil Corporation                                                    1.11%
eBay Incorporated                                                          1.08%
Pfizer Incorporated                                                        0.99%
JP Morgan Chase & Company                                                  0.84%
Intel Corporation                                                          0.81%
Citigroup Incorporated                                                     0.80%
Medtronic Incorporated                                                     0.75%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Average Credit Quality(7)                                                    AA+
Average Maturity                                                      5.35 years
Duration                                                              3.17 years

STRATEGIC ALLOCATION(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Stocks (80%)
Bonds  (20%)


EFFECTIVE ALLOCATION(5,6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Stocks (95%)
Bonds   (5%)


DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.03
Dividend Yield                                                             1.29%
Price to Earnings Ratio (trailing 12 months)                              18.64x
Price to Book Ratio                                                        2.80x
Weighted Median Market Cap ($B)                                           36.81
5-Year Earnings Growth (historic)                                          1.11%
Portfolio Turnover                                                           42%

**   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA
IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(8) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  WELLS FARGO                          LEHMAN BROTHERS
               STRATEGIC GROWTH                           AGGREGATE
           ALLOCATION FUND - CLASS I   S&P 500 INDEX      BOND INDEX
           -------------------------   -------------   ---------------
12/2/97             $ 10,000              $ 10,000         $ 10,000
12/31/97            $ 10,013              $ 10,172         $ 10,101
1/31/98             $ 10,144              $ 10,284         $ 10,230
2/28/98             $ 10,704              $ 11,025         $ 10,222
3/31/98             $ 11,085              $ 11,590         $ 10,257
4/30/98             $ 11,225              $ 11,708         $ 10,310
5/31/98             $ 11,055              $ 11,507         $ 10,408
6/30/98             $ 11,375              $ 11,974         $ 10,497
7/31/98             $ 11,205              $ 11,847         $ 10,519
8/31/98                9,923              $ 10,135         $ 10,690
9/30/98               10,364              $ 10,785         $ 10,940
10/31/98              11,135              $ 11,662         $ 10,882
11/30/98              11,766              $ 12,368         $ 10,944
12/31/98              12,438              $ 13,081         $ 10,977
1/31/99               12,791              $ 13,627         $ 11,055
2/28/99               12,438              $ 13,204         $ 10,862
3/31/99               12,821              $ 13,732         $ 10,921
4/30/99               13,234              $ 14,263         $ 10,956
5/31/99               13,043              $ 13,927         $ 10,860
6/30/99               13,608              $ 14,699         $ 10,825
7/31/99               13,376              $ 14,241         $ 10,780
8/31/99               13,255              $ 14,170         $ 10,774
9/30/99               13,002              $ 13,782         $ 10,899
10/31/99              13,507              $ 14,654         $ 10,940
11/30/99              13,850              $ 14,951         $ 10,938
12/31/99              14,377              $ 15,832         $ 10,886
1/31/00               14,041              $ 15,037         $ 10,850
2/29/00               14,204              $ 14,753         $ 10,981
3/31/00               15,080              $ 16,196         $ 11,126
4/30/00               14,836              $ 15,709         $ 11,094
5/31/00               14,591              $ 15,386         $ 11,088
6/30/00               14,989              $ 15,767         $ 11,319
7/31/00               14,897              $ 15,521         $ 11,422
8/31/00               15,498              $ 16,484         $ 11,588
9/30/00               15,060              $ 15,614         $ 11,661
10/31/00              15,162              $ 15,548         $ 11,738
11/30/00              14,683              $ 14,323         $ 11,930
12/31/00              15,106              $ 14,393         $ 12,152
1/31/01               15,330              $ 14,904         $ 12,351
2/28/01               14,403              $ 13,547         $ 12,459
3/31/01               13,700              $ 12,689         $ 12,521
4/30/01               14,786              $ 13,674         $ 12,469
5/31/01               14,818              $ 13,765         $ 12,543
6/30/01               14,520              $ 13,431         $ 12,591
7/31/01               14,403              $ 13,299         $ 12,873
8/31/01               13,860              $ 12,468         $ 13,021
9/30/01               12,805              $ 11,462         $ 13,173
10/31/01              13,061              $ 11,681         $ 13,449
11/30/01              14,009              $ 12,577         $ 13,263
12/31/01              14,224              $ 12,687         $ 13,178
1/31/02               14,008              $ 12,502         $ 13,285
2/28/02               13,748              $ 12,261         $ 13,414
3/31/02               14,343              $ 12,722         $ 13,191
4/30/02               13,943              $ 11,951         $ 13,447
5/31/02               13,813              $ 11,864         $ 13,561
6/30/02               13,196              $ 11,019         $ 13,678
7/31/02               12,005              $ 10,161         $ 13,844
8/31/02               11,983              $ 10,227         $ 14,078
9/30/02               10,728              $  9,116         $ 14,306
10/31/02              11,539              $  9,917         $ 14,240
11/30/02              12,167              $ 10,500         $ 14,236
12/31/02              11,459              $  9,884         $ 14,530
1/31/03               11,119              $  9,626         $ 14,543
2/28/03               10,877              $  9,482         $ 14,744
3/31/03               10,954              $  9,573         $ 14,732
4/30/03               11,789              $ 10,362         $ 14,854
5/31/03               12,371              $ 10,907         $ 15,131
6/30/03               12,558              $ 11,046         $ 15,101
7/31/03               12,997              $ 11,241         $ 14,593
8/31/03               13,206              $ 11,460         $ 14,689
9/30/03               13,019              $ 11,338         $ 15,078
10/31/03              13,811              $ 11,979         $ 14,938
11/30/03              13,942              $ 12,084         $ 14,973
12/31/03              14,559              $ 12,718         $ 15,126
1/31/04               14,759              $ 12,952         $ 15,248
2/29/04               14,937              $ 13,132         $ 15,413
3/31/04               14,803              $ 12,933         $ 15,528
4/30/2004             14,570              $ 12,730         $ 15,124
5/31/2004             14,714              $ 12,905         $ 15,064
6/30/2004             14,937              $ 13,155         $ 15,150
7/31/2004             14,381              $ 12,720         $ 15,300
8/31/2004             14,336              $ 12,770         $ 15,592
9/30/2004             14,559              $ 12,908         $ 15,634

--------------------------------------------------------------------------------

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S. Treasury bond futures.

(7) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(8) The chart compares the performance of the Wells Fargo Strategic Growth Allocation Fund Institutional Class shares for the life of the Fund with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO ASSET ALLOCATION FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The Wells Fargo Strategic Income Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.

ADVISER                                    SUB-ADVISER
   Wells Fargo Funds Management, LLC          Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS
   Cadence Capital Management                 Smith Asset Management, L.P.
   Galliard Capital Management, Inc.          Systematic Financial Management, L.P.
   LSV Asset Management                       Wells Capital Management Incorporated
   Peregrine Capital Management, Inc.

FUND MANAGERS                              INCEPTION DATE
   Collectively Managed                       04/30/89

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 4.74%(1) for the 12-month period ended September 30, 2004, outperforming the Lehman Brothers Aggregate Bond Index(2), which returned 3.68% for the same period, but underperforming the S&P 500 Index(3), which returned 13.86% during the period. The Fund distributed $0.51 per share in dividend income and $0.14 per share in capital gains during the period.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      During the 12 months ended September 30, 2004, the Fund's stock holdings outperformed its bond holdings. While the S&P 500 Index rose nearly 14% over the past year, most of the gains occurred in the first three months of the period. Both the stock and bond markets followed a volatile path that progressed from investor confidence in the economy and corporate earnings to investor fears of deflation and lack of employment gains, uncertainty over the war in Iraq and terrorism and concerns over the strength of the economic expansion. While we continue to believe that the underlying trends in the economy are positive and bode well for continued expansion into 2005 and beyond, a sense of caution increasingly dominated investor sentiment during the period. However, market volatility and the decoupling of the stock and bond markets continued to create potential opportunities for the Tactical Asset Allocation (TAA) Model, which seeks to enhance portfolio returns by shifting assets between stocks and bonds when a compelling opportunity exists. As a result, the TAA Model maintained a 5% shift toward stocks throughout the 12-month period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      In implementing the shift toward stocks, the Fund employed a hedged futures overlay transaction, thus maintaining the portfolio's underlying assets near their long-term strategic allocation of 20% stocks and 80% bonds. With the shift toward stocks, the portfolio maintained a long position in S&P 500 Index futures and was short long-term U.S. Treasury bond futures. With the futures overlay, the Fund has an effective target allocation of 25% stocks and 75% bonds.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With stocks outperforming bonds, the 5% TAA shift toward stocks helped the Fund's return over the past 12 months. The TAA Model indicates that stocks are still attractive relative to bonds. As a result, the Fund will maintain its overweighting in stocks until the relative valuation between stocks and bonds shifts.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004 and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the Wells Fargo Strategic Income Fund.

(1) The Fund's Adviser has committed through January 31, 2005, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

Performance shown for the Institutional Class shares of the Wells Fargo Strategic Income Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Strategic Income Fund,its predecessor fund.Effective at the close of business November 5,1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective fund, adjusted to reflect Institutional Class expenses.Wells Fargo Bank, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements).The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

(2) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities.You cannot invest directly in an index.

(3) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing,among others,industrial,financial,utility and transportation companies listed or traded on national exchanges or over-the-counter markets.You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                                  Excluding Sales Charge
                                                          -------------------------------------
                                                          6-Months*   1-Year   5-Year   10-Year
                                                          ---------   ------   ------   -------
Wells Fargo Strategic Income Fund - Institutional Class     (0.41)      4.74     5.02     7.48
Benchmarks
   S&P 500 Index                                            (0.18)     13.86    (1.31)   11.08
   Lehman Brothers Aggregate Bond Index                      0.68       3.68     7.48     7.66

*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT SALES CHARGES.

TEN LARGEST HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

GNMA Series 2003-38 Class JC, 7.04%, 8/16/42                               1.37%
U.S. Treasury Bond, 6.25%, 8/15/23                                         1.37%
FNMA, 2.50%, 4/28/06                                                       1.19%
FHLB, 1.52%, 7/14/05                                                       1.19%
FHLMC, 2.70%, 4/28/06                                                      1.17%
FNMA, 2.40%, 4/28/06                                                       1.17%
FHLB, 2.25%, 1/30/06                                                       1.17%
FHLB, 1.55%, 7/14/05                                                       1.13%
FHLMC, 2.20%, 12/1/05                                                      1.06%
FFCB, 2.09%, 1/30/06                                                       0.97%

DIVERSIFIED BOND STYLE CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)

Average Credit Quality(7)                                                    AA+
Average Maturity                                                      5.35 years
Duration                                                              3.17 years

STRATEGIC ALLOCATION(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Stocks (20%)
Bonds  (80%)


EFFECTIVE ALLOCATION(5,6) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH IN THE PRINTED MATERIAL.]

Stocks (25%)
Bonds  (75%)


DIVERSIFIED EQUITY STYLE CHARACTERISTICS(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

Beta**                                                                     1.03
Dividend Yield                                                             0.33%
Price to Earnings Ratio (trailing 12 months)                              18.64x
Price to Book Ratio                                                        2.80x
Weighted Median Market Cap ($B)                                            36.81
5-Year Earnings Growth (historic)                                          1.11%
Portfolio Turnover                                                           72%

**   A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA
IS 1.00 BY DEFINITION.

GROWTH OF $10,000 CHART(8) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

             WELLS FARGO                      LEHMAN BROTHERS
           STRATEGIC INCOME                      AGGREGATE
            FUND - CLASS I    S&P 500 INDEX     BOND INDEX
           ----------------   -------------   ---------------
 9/30/94       $ 10,000          $ 10,000        $ 10,000
10/31/94       $ 10,034          $ 10,225        $  9,991
11/30/94       $  9,953          $  9,852        $  9,969
12/31/94       $ 10,015          $  9,998        $ 10,038
 1/31/95       $ 10,107          $ 10,258        $ 10,237
 2/28/95       $ 10,268          $ 10,657        $ 10,480
 3/31/95       $ 10,385          $ 10,971        $ 10,544
 4/30/95       $ 10,502          $ 11,294        $ 10,692
 5/31/95       $ 10,731          $ 11,744        $ 11,106
 6/30/95       $ 10,867          $ 12,017        $ 11,187
 7/31/95       $ 10,996          $ 12,415        $ 11,162
 8/31/95       $ 11,064          $ 12,446        $ 11,297
 9/30/95       $ 11,231          $ 12,971        $ 11,407
10/31/95       $ 11,243          $ 12,925        $ 11,555
11/30/95       $ 11,416          $ 13,492        $ 11,728
12/31/95       $ 11,527          $ 13,751        $ 11,892
 1/31/96       $ 11,645          $ 14,219        $ 11,971
 2/29/96       $ 11,612          $ 14,351        $ 11,763
 3/31/96       $ 11,651          $ 14,489        $ 11,680
 4/30/96       $ 11,730          $ 14,702        $ 11,615
 5/31/96       $ 11,821          $ 15,080        $ 11,592
 6/30/96       $ 11,867          $ 15,137        $ 11,747
 7/31/96       $ 11,723          $ 14,468        $ 11,779
 8/31/96       $ 11,808          $ 14,773        $ 11,759
 9/30/96       $ 12,062          $ 15,604        $ 11,963
10/31/96       $ 12,193          $ 16,034        $ 12,229
11/30/96       $ 12,499          $ 17,245        $ 12,438
12/31/96       $ 12,449          $ 16,903        $ 12,322
 1/31/97       $ 12,624          $ 17,960        $ 12,360
 2/28/97       $ 12,631          $ 18,100        $ 12,391
 3/31/97       $ 12,428          $ 17,358        $ 12,254
 4/30/97       $ 12,666          $ 18,392        $ 12,438
 5/31/97       $ 12,954          $ 19,511        $ 12,556
 6/30/97       $ 13,199          $ 20,385        $ 12,705
 7/31/97       $ 13,690          $ 22,005        $ 13,048
 8/31/97       $ 13,396          $ 20,773        $ 12,937
 9/30/97       $ 13,746          $ 21,909        $ 13,128
10/31/97       $ 13,810          $ 21,178        $ 13,318
11/30/97       $ 13,943          $ 22,158        $ 13,379
12/31/97       $ 14,096          $ 22,539        $ 13,514
 1/31/98       $ 14,278          $ 22,787        $ 13,687
 2/28/98       $ 14,482          $ 24,430        $ 13,676
 3/31/98       $ 14,656          $ 25,681        $ 13,723
 4/30/98       $ 14,754          $ 25,943        $ 13,794
 5/31/98       $ 14,784          $ 25,497        $ 13,925
 6/30/98       $ 15,011          $ 26,532        $ 14,044
 7/31/98       $ 14,958          $ 26,251        $ 14,073
 8/31/98       $ 14,686          $ 22,457        $ 14,302
 9/30/98       $ 15,064          $ 23,897        $ 14,637
10/31/98       $ 15,268          $ 25,840        $ 14,560
11/30/98       $ 15,563          $ 27,406        $ 14,643
12/31/98       $ 15,849          $ 28,984        $ 14,686
 1/31/99       $ 16,042          $ 30,196        $ 14,791
 2/28/99       $ 15,745          $ 29,257        $ 14,532
 3/31/99       $ 15,938          $ 30,427        $ 14,612
 4/30/99       $ 16,130          $ 31,604        $ 14,659
 5/31/99       $ 16,034          $ 30,859        $ 14,530
 6/30/99       $ 16,194          $ 32,571        $ 14,483
 7/31/99       $ 16,130          $ 31,554        $ 14,422
 8/31/99       $ 16,090          $ 31,398        $ 14,415
 9/30/99       $ 16,098          $ 30,537        $ 14,582
10/31/99       $ 16,275          $ 32,471        $ 14,636
11/30/99       $ 16,403          $ 33,130        $ 14,635
12/31/99       $ 16,553          $ 35,081        $ 14,565
 1/31/00       $ 16,484          $ 33,320        $ 14,516
 2/29/00       $ 16,717          $ 32,690        $ 14,692
 3/31/00       $ 17,157          $ 35,887        $ 14,886
 4/30/00       $ 17,036          $ 34,807        $ 14,843
 5/31/00       $ 16,950          $ 34,094        $ 14,835
 6/30/00       $ 17,286          $ 34,936        $ 15,144
 7/31/00       $ 17,389          $ 34,391        $ 15,282
 8/31/00       $ 17,717          $ 36,526        $ 15,503
 9/30/00       $ 17,631          $ 34,598        $ 15,601
10/31/00       $ 17,760          $ 34,452        $ 15,704
11/30/00       $ 17,881          $ 31,738        $ 15,962
12/31/00       $ 18,244          $ 31,893        $ 16,258
 1/31/01       $ 18,437          $ 33,025        $ 16,525
 2/28/01       $ 18,299          $ 30,017        $ 16,669
 3/31/01       $ 18,152          $ 28,117        $ 16,752
 4/30/01       $ 18,455          $ 30,298        $ 16,682
 5/31/01       $ 18,538          $ 30,501        $ 16,782
 6/30/01       $ 18,492          $ 29,760        $ 16,846
 7/31/01       $ 18,657          $ 29,469        $ 17,223
 8/31/01       $ 18,593          $ 27,627        $ 17,421
 9/30/01       $ 18,317          $ 25,397        $ 17,625
10/31/01       $ 18,612          $ 25,882        $ 17,993
11/30/01       $ 18,777          $ 27,868        $ 17,745
12/31/01       $ 18,844          $ 28,113        $ 17,631
 1/31/02       $ 18,825          $ 27,702        $ 17,774
 2/28/02       $ 18,825          $ 27,168        $ 17,947
 3/31/02       $ 18,854          $ 28,189        $ 17,649
 4/30/02       $ 18,893          $ 26,481        $ 17,991
 5/31/02       $ 18,913          $ 26,288        $ 18,144
 6/30/02       $ 18,785          $ 24,416        $ 18,300
 7/31/02       $ 18,440          $ 22,514        $ 18,522
 8/31/02       $ 18,519          $ 22,660        $ 18,835
 9/30/02       $ 18,154          $ 20,199        $ 19,140
10/31/02       $ 18,460          $ 21,975        $ 19,052
11/30/02       $ 18,726          $ 23,267        $ 19,046
12/31/02       $ 18,565          $ 21,901        $ 19,440
 1/31/03       $ 18,433          $ 21,330        $ 19,458
 2/28/03       $ 18,453          $ 21,010        $ 19,726
 3/31/03       $ 18,463          $ 21,211        $ 19,710
 4/30/03       $ 18,913          $ 22,959        $ 19,874
 5/31/03       $ 19,362          $ 24,167        $ 20,244
 6/30/03       $ 19,413          $ 24,476        $ 20,203
 7/31/03       $ 19,382          $ 24,907        $ 19,524
 8/31/03       $ 19,515          $ 25,393        $ 19,653
 9/30/03       $ 19,638          $ 25,124        $ 20,173
10/31/03       $ 19,903          $ 26,543        $ 19,985
11/30/03       $ 19,975          $ 26,777        $ 20,033
12/31/03       $ 20,295          $ 28,180        $ 20,237
 1/31/04       $ 20,453          $ 28,698        $ 20,400
 2/29/04       $ 20,611          $ 29,097        $ 20,621
 3/31/04       $ 20,654          $ 28,658        $ 20,775
 4/30/04       $ 20,337          $ 28,208        $ 20,235
 5/31/04       $ 20,347          $ 28,594        $ 20,154
 6/30/04       $ 20,464          $ 29,149        $ 20,269
 7/31/04       $ 20,347          $ 28,184        $ 20,470
 8/31/04       $ 20,464          $ 28,297        $ 20,861
 9/30/04       $ 20,569          $ 28,603        $ 20,917

--------------------------------------------------------------------------------

(4) The ten largest holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(5) Portfolio holdings and characteristics are subject to change.

(6) The effective allocation for stocks includes positions in S&P 500 Index futures and the effective allocation for bonds includes positions in U.S.Treasury bond futures.

(7) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(8) The chart compares the performance of the Wells Fargo Strategic Income Fund Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

WELLS FARGO ASSET ALLOCATION FUNDS                                 FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any), and exchange fees (if any), and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                               Beginning     Ending
                                                Account      Account       Expenses     Net Annual
                                                 Value        Value      Paid During      Expense
                                                3/31/04      9/30/04    the Period(1)     Ratio
--------------------------------------------------------------------------------------------------
Wells Fargo Asset Allocation Fund

Wells Fargo Asset Allocation Fund - Class A
Actual                                        $ 1,000.00   $   993.90     $ 5.73          1.15%

Hypothetical
  (5% return before expenses)                 $ 1,000.00   $ 1,019.25     $ 5.81          1.15%

Wells Fargo Asset Allocation Fund - Class B
Actual                                        $ 1,000.00   $   989.70     $ 9.45          1.90%

Hypothetical
  (5% return before expenses)                 $ 1,000.00   $ 1,015.50     $ 9.57          1.90%

Wells Fargo Asset Allocation Fund - Class C
Actual                                        $ 1,000.00   $   989.70     $ 9.45          1.90%

Hypothetical
  (5% return before expenses)                 $ 1,000.00   $ 1,015.50     $ 9.57          1.90%

Wells Fargo Asset Allocation Fund - Class I
Actual                                        $ 1,000.00   $   994.70     $ 4.49          0.90%

Hypothetical
  (5% return before expenses)                 $ 1,000.00   $ 1,020.50     $ 4.55          0.90%

Wells Fargo Growth Balanced Fund
--------------------------------------------------------------------------------------------------
Wells Fargo Growth Balanced Fund - Class A
Actual                                        $ 1,000.00   $  984.20      $ 5.95          1.20%

Hypothetical
  (5% return before expenses)                 $ 1,000.00   $1,019.00      $ 6.06          1.20%

Wells Fargo Growth Balanced Fund - Class B
Actual                                        $ 1,000.00   $  980.30      $ 9.65          1.95%

Hypothetical
  (5% return before expenses)                 $ 1,000.00   $1,015.25      $ 9.82          1.95%

Wells Fargo Growth Balanced Fund - Class C
Actual                                        $ 1,000.00   $  980.30      $ 9.65          1.95%

Hypothetical
  (5% return before expenses)                 $ 1,000.00   $1,015.25      $ 9.82          1.95%

FUND EXPENSES                                 WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                         Beginning     Ending
                                                          Account      Account       Expenses      Net Annual
                                                           Value        Value      Paid During      Expense
                                                          3/31/04      9/30/04     the Period(1)     Ratio
-------------------------------------------------------------------------------------------------------------

Wells Fargo Growth Balanced Fund - Class I
Actual                                                   $ 1,000.00   $   985.40      $ 4.67          0.94%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,020.30      $ 4.75          0.94%
-------------------------------------------------------------------------------------------------------------

Wells Fargo Index Allocation Fund

Wells Fargo Index Allocation Fund - Class A
Actual                                                   $ 1,000.00   $   993.50      $ 5.73          1.15%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,019.25      $ 5.81          1.15%

Wells Fargo Index Allocation Fund - Class B
Actual                                                   $ 1,000.00   $   989.10      $ 9.45          1.90%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,015.50      $ 9.57          1.90%
-------------------------------------------------------------------------------------------------------------

Wells Fargo Index Allocation Fund - Class C
Actual                                                   $ 1,000.00   $   989.10      $ 9.45          1.90%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,015.50      $ 9.57          1.90%

Wells Fargo Moderate Balanced Fund
-------------------------------------------------------------------------------------------------------------
Wells Fargo Moderate Balanced Fund - Class A
Actual                                                   $ 1,000.00   $   990.00      $ 5.72          1.15%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,019.25      $ 5.81          1.15%

Wells Fargo Moderate Balanced Fund - Class B
Actual                                                   $ 1,000.00   $   986.80      $ 9.44          1.90%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,015.50      $ 9.57          1.90%

Wells Fargo Moderate Balanced Fund - Class C
Actual                                                   $ 1,000.00   $   986.80      $ 9.44          1.90%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,015.50      $ 9.57          1.90%

Wells Fargo Moderate Balanced Fund - Class I
Actual                                                   $ 1,000.00   $   991.30      $ 4.48          0.90%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,020.50      $ 4.55          0.90%

Wells Fargo Strategic Growth Allocation Fund
-------------------------------------------------------------------------------------------------------------

Wells Fargo Strategic Growth Allocation Fund - Class I
Actual                                                   $ 1,000.00   $   983.50      $ 4.96          1.00%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,020.00      $ 5.05          1.00%

Wells Fargo Strategic Income Fund
-------------------------------------------------------------------------------------------------------------
Wells Fargo Strategic Income Fund - Class I
Actual                                                   $ 1,000.00   $   995.90      $ 4.24          0.85%

Hypothetical
  (5% return before expenses)                            $ 1,000.00   $ 1,020.75      $ 4.29          0.85%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE MULTIPLIED BY THE NUMBER OF DAYS ACCOUNT VALUE OVER THE PERIOD, IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

COMMON STOCK - 58.03%

AMUSEMENT & RECREATION SERVICES - 0.10%
  7,088     HARRAH'S ENTERTAINMENT INCORPORATED<<                     $  375,522
 21,824     INTERNATIONAL GAME TECHNOLOGY<<                              784,573

                                                                       1,160,095
                                                                      ----------

APPAREL & ACCESSORY STORES - 0.27%
 57,233   GAP INCORPORATED<<                                           1,070,257
 21,638   KOHL'S CORPORATION+                                          1,042,735
 29,927   LIMITED BRANDS                                                 667,073
  8,892   NORDSTROM INCORPORATED<<                                       340,030

                                                                       3,120,095
                                                                      ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
   & SIMILAR MATERIALS - 0.08%
  7,897   JONES APPAREL GROUP INCORPORATED                               282,713
  6,821   LIZ CLAIBORNE INCORPORATED                                     257,288
  6,982   VF CORPORATION                                                 345,260

                                                                         885,261
                                                                      ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.06%
 16,883   AUTONATION INCORPORATED+<<                                     288,362
  5,265   AUTOZONE INCORPORATED+<<                                       406,721

                                                                         695,083
                                                                      ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
  4,077   RYDER SYSTEM INCORPORATED                                      191,782
                                                                      ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS
   & OPERATIVE BUILDERS - 0.10%
  7,825   CENTEX CORPORATION<<                                           394,849
  2,932   KB HOME                                                        247,725
  8,037   PULTE HOMES INCORPORATED                                       493,231

                                                                       1,135,805
                                                                      ----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
   & MOBILE HOME DEALERS - 0.75%
139,032   HOME DEPOT INCORPORATED                                      5,450,055
 49,372   LOWE'S COMPANIES INCORPORATED                                2,683,368
  9,015   SHERWIN-WILLIAMS COMPANY                                       396,299

                                                                       8,529,722
                                                                      ----------

BUSINESS SERVICES - 4.22%
 15,184   ADOBE SYSTEMS INCORPORATED                                     751,153
  8,104   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<           451,150
  7,187   AUTODESK INCORPORATED                                          349,504
 36,993   AUTOMATIC DATA PROCESSING INCORPORATED                       1,528,551
 14,127   BMC SOFTWARE INCORPORATED+                                     223,348
 66,854   CENDANT CORPORATION                                          1,444,046
 10,711   CITRIX SYSTEMS INCORPORATED+                                   187,657
 37,068   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<               974,888

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

BUSINESS SERVICES (continued)
 11,951   COMPUTER SCIENCES CORPORATION+                             $   562,892
 24,456   COMPUWARE CORPORATION+                                         125,948
  9,026   CONVERGYS CORPORATION+                                         121,219
  3,168   DELUXE CORPORATION                                             129,951
 41,861   EBAY INCORPORATED+                                           3,848,700
 19,231   ELECTRONIC ARTS INCORPORATED+<<                                884,434
 32,446   ELECTRONIC DATA SYSTEMS CORPORATION                            629,128
  8,626   EQUIFAX INCORPORATED<<                                         227,381
 54,301   FIRST DATA CORPORATION                                       2,362,094
 12,366   FISERV INCORPORATED+                                           431,079
 14,809   IMS HEALTH INCORPORATED                                        354,231
 26,732   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                 283,092
 12,130   INTUIT INCORPORATED+                                           550,702
  5,898   MERCURY INTERACTIVE CORPORATION+<<                             205,722
688,544   MICROSOFT CORPORATION                                       19,038,242
  7,510   MONSTER WORLDWIDE INCORPORATED+                                185,046
  5,965   NCR CORPORATION+<<                                             295,804
 24,487   NOVELL INCORPORATED+                                           154,513
 11,858   OMNICOM GROUP INCORPORATED                                     866,346
327,453   ORACLE CORPORATION+                                          3,693,670
 17,043   PARAMETRIC TECHNOLOGY CORPORATION+                              89,987
 23,233   PEOPLESOFT INCORPORATED+                                       461,175
 10,911   ROBERT HALF INTERNATIONAL INCORPORATED                         281,177
 32,011   SIEBEL SYSTEMS INCORPORATED+                                   241,363
210,632   SUN MICROSYSTEMS INCORPORATED+                                 850,953
 18,263   SUNGARD DATA SYSTEMS INCORPORATED+                             434,112
 19,957   SYMANTEC CORPORATION+<<                                      1,095,240
 21,205   UNISYS CORPORATION+                                            218,836
 27,410   VERITAS SOFTWARE CORPORATION+                                  487,898
 86,162   YAHOO! INCORPORATED+<<                                       2,921,753

                                                                      47,942,985
                                                                      ----------

CHEMICALS & ALLIED PRODUCTS - 6.23%
 98,864   ABBOTT LABORATORIES<<                                        4,187,879
 14,393   AIR PRODUCTS & CHEMICALS INCORPORATED                          782,691
  5,743   ALBERTO-CULVER COMPANY CLASS B                                 249,706
 80,174   AMGEN INCORPORATED+                                          4,544,262
  6,995   AVERY DENNISON CORPORATION                                     460,131
 29,945   AVON PRODUCTS INCORPORATED<<                                 1,307,998
123,184   BRISTOL-MYERS SQUIBB COMPANY                                 2,915,765
 11,887   CHIRON CORPORATION+<<                                          525,405
 13,491   CLOROX COMPANY                                                 719,070
 33,630   COLGATE PALMOLIVE COMPANY                                    1,519,403
 59,492   DOW CHEMICAL COMPANY                                         2,687,849
 63,194   DU PONT (E.I.) DE NEMOURS & COMPANY                          2,704,703
  4,930   EASTMAN CHEMICAL COMPANY                                       234,421

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
 16,303   ECOLAB INCORPORATED                                       $    512,566
 71,596   ELI LILLY & COMPANY                                          4,299,340
 23,448   FOREST LABORATORIES INCORPORATED+<<                          1,054,691
 14,438   GENZYME CORPORATION+<<                                         785,572
 27,266   GILEAD SCIENCES INCORPORATED+<<                              1,019,203
 63,444   GILLETTE COMPANY                                             2,648,153
  3,216   GREAT LAKES CHEMICAL CORPORATION                                82,330
  9,882   HOSPIRA INCORPORATED+                                          302,389
  5,967   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                227,939
 15,297   KING PHARMACEUTICALS INCORPORATED+                             182,646
 15,784   MEDIMMUNE INCORPORATED+                                        374,081
140,505   MERCK & COMPANY INCORPORATED                                 4,636,665
 16,910   MONSANTO COMPANY                                               615,862
 17,018   MYLAN LABORATORIES INCORPORATED                                306,324
478,173   PFIZER INCORPORATED                                         14,632,094
 10,877   PPG INDUSTRIES INCORPORATED<<                                  666,543
 20,577   PRAXAIR INCORPORATED                                           879,461
160,992   PROCTER & GAMBLE COMPANY                                     8,712,887
 14,207   ROHM & HAAS COMPANY                                            610,475
 93,242   SCHERING-PLOUGH CORPORATION<<                                1,777,193
  4,376   SIGMA-ALDRICH CORPORATION                                      253,808
  6,931   WATSON PHARMACEUTICALS INCORPORATED+                           204,187
 84,467   WYETH                                                        3,159,066

                                                                      70,782,758
                                                                    ------------

COMMUNICATIONS - 2.66%
 19,520   ALLTEL CORPORATION                                           1,071,843
 50,327   AT&T CORPORATION                                               720,683
172,856   AT&T WIRELESS SERVICES INCORPORATED+                         2,554,812
 28,664   AVAYA INCORPORATED+                                            399,576
115,936   BELLSOUTH CORPORATION                                        3,144,184
  8,550   CENTURYTEL INCORPORATED<<                                      292,752
 37,365   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                    1,164,667
141,527   COMCAST CORPORATION CLASS A+                                 3,996,722
 70,518   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+<<                1,681,149
114,945   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+               382,767
209,845   SBC COMMUNICATIONS INCORPORATED                              5,445,478
 91,990   SPRINT CORPORATION-FON GROUP<<                               1,851,749
 20,427   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<               645,697
175,320   VERIZON COMMUNICATIONS INCORPORATED                          6,904,102

                                                                      30,256,181
                                                                    ------------

DEPOSITORY INSTITUTIONS - 6.21%
 22,401   AMSOUTH BANCORPORATION<<                                       546,584
257,592   BANK OF AMERICA CORPORATION                                 11,161,461
 49,270   BANK OF NEW YORK COMPANY INCORPORATED                        1,437,206
 35,111   BB&T CORPORATION                                             1,393,556

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

DEPOSITORY INSTITUTIONS (continued)
328,054   CITIGROUP INCORPORATED                                    $ 14,473,743
 10,854   COMERICA INCORPORATED                                          644,185
 36,092   FIFTH THIRD BANCORP                                          1,776,448
  7,820   FIRST HORIZON NATIONAL CORPORATION<<                           339,075
  9,675   GOLDEN WEST FINANCIAL CORPORATION                            1,073,441
 14,545   HUNTINGTON BANCSHARES INCORPORATED                             362,316
225,574   JP MORGAN CHASE & COMPANY                                    8,962,055
 25,762   KEYCORP                                                        814,079
  7,414   M&T BANK CORPORATION                                           709,520
 14,111   MARSHALL & ILSLEY CORPORATION<<                                568,673
 26,851   MELLON FINANCIAL CORPORATION                                   743,504
 41,970   NATIONAL CITY CORPORATION                                    1,620,881
 19,752   NORTH FORK BANCORPORATION INCORPORATED<<                       877,976
 13,920   NORTHERN TRUST CORPORATION                                     567,936
 17,881   PNC FINANCIAL SERVICES GROUP                                   967,362
 29,262   REGIONS FINANCIAL CORPORATION                                  967,402
 21,078   SOUTHTRUST CORPORATION                                         878,110
 21,737   SOVEREIGN BANCORP INCORPORATED                                 474,301
 21,294   STATE STREET CORPORATION                                       909,467
 22,683   SUNTRUST BANKS INCORPORATED                                  1,597,110
 19,593   SYNOVUS FINANCIAL CORPORATION                                  512,357
119,010   US BANCORP                                                   3,439,389
 82,920   WACHOVIA CORPORATION                                         3,893,094
 55,256   WASHINGTON MUTUAL INCORPORATED                               2,159,405
106,938   WELLS FARGO & COMPANY++                                      6,376,713
  5,668   ZIONS BANCORPORATION                                           345,975

                                                                      70,593,324
                                                                    ------------

EATING & DRINKING PLACES - 0.30%
  9,992   DARDEN RESTAURANTS INCORPORATED                                233,013
 79,555   MCDONALD'S CORPORATION                                       2,229,927
  7,192   WENDY'S INTERNATIONAL INCORPORATED                             241,651
 18,401   YUM! BRANDS INCORPORATED                                       748,185

                                                                       3,452,776

EDUCATIONAL SERVICES - 0.08%
 12,214   APOLLO GROUP INCORPORATED CLASS A+                             896,141

ELECTRIC, GAS & SANITARY SERVICES - 1.91%
 40,936   AES CORPORATION+                                               408,951
  8,049   ALLEGHENY ENERGY INCORPORATED+<<                               128,462
 20,150   ALLIED WASTE INDUSTRIES INCORPORATED+<<                        178,328
 12,303   AMEREN CORPORATION                                             567,783
 25,056   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                   800,790
 28,106   CALPINE CORPORATION+<<                                          81,507
 19,475   CENTERPOINT ENERGY INCORPORATED<<                              201,761
 11,435   CINERGY CORPORATION<<                                          452,826

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)
 20,997   CITIZENS COMMUNICATIONS COMPANY<<                           $  281,150
 10,213   CMS ENERGY CORPORATION+<<                                       97,228
 15,290   CONSOLIDATED EDISON INCORPORATED                               642,792
 11,111   CONSTELLATION ENERGY GROUP INCORPORATED                        442,662
 20,912   DOMINION RESOURCES INCORPORATED                              1,364,508
 11,001   DTE ENERGY COMPANY                                             464,132
 59,387   DUKE ENERGY CORPORATION<<                                    1,359,368
 24,034   DYNEGY INCORPORATED CLASS A+<<                                 119,930
 20,632   EDISON INTERNATIONAL                                           546,954
 40,593   EL PASO CORPORATION                                            373,050
 14,369   ENTERGY CORPORATION                                            870,905
 41,805   EXELON CORPORATION                                           1,533,825
 20,887   FIRSTENERGY CORPORATION                                        858,038
 11,731   FPL GROUP INCORPORATED                                         801,462
 10,143   KEYSPAN CORPORATION                                            397,606
  7,823   KINDER MORGAN INCORPORATED<<                                   491,441
  2,790   NICOR INCORPORATED                                             102,393
 16,686   NISOURCE INCORPORATED                                          350,573
  2,383   PEOPLES ENERGY CORPORATION                                      99,323
 25,388   PG&E CORPORATION+                                              771,795
  5,782   PINNACLE WEST CAPITAL CORPORATION                              239,953
 11,963   PPL CORPORATION                                                564,414
 15,628   PROGRESS ENERGY INCORPORATED                                   661,690
 15,023   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                   639,980
 14,679   SEMPRA ENERGY                                                  531,233
 46,747   SOUTHERN COMPANY                                             1,401,475
 12,587   TECO ENERGY INCORPORATED<<                                     170,302
 18,796   TXU CORPORATION                                                900,704
 36,721   WASTE MANAGEMENT INCORPORATED                                1,003,952
 33,080   WILLIAMS COMPANIES INCORPORATED<<                              400,268
 25,319   XCEL ENERGY INCORPORATED                                       438,525

                                                                      21,742,039
                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 5.48%
 51,225   ADC TELECOMMUNICATIONS INCORPORATED+<<                          92,717
 22,476   ADVANCED MICRO DEVICES INCORPORATED+                           292,188
 23,541   ALTERA CORPORATION+                                            460,697
 12,690   AMERICAN POWER CONVERSION CORPORATION                          220,679
 23,961   ANALOG DEVICES INCORPORATED                                    929,208
 10,183   ANDREW CORPORATION+<<                                          124,640
 19,830   APPLIED MICRO CIRCUITS CORPORATION+                             62,068
 20,397   BROADCOM CORPORATION CLASS A+<<                                556,634
 36,044   CIENA CORPORATION+                                              71,367
 12,389   COMVERSE TECHNOLOGY INCORPORATED+                              233,285
  5,996   COOPER INDUSTRIES LIMITED CLASS A                              353,764
 26,606   EMERSON ELECTRIC COMPANY                                     1,646,645

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
668,630   GENERAL ELECTRIC COMPANY                                  $ 22,452,595
406,247   INTEL CORPORATION                                            8,149,315
106,086   INTERNATIONAL BUSINESS MACHINES CORPORATION                  9,095,814
 12,725   JABIL CIRCUIT INCORPORATED+<<                                  292,675
 91,202   JDS UNIPHASE CORPORATION+                                      307,351
 12,435   KLA-TENCOR CORPORATION+<<                                      515,804
 19,473   LINEAR TECHNOLOGY CORPORATION                                  705,701
 24,374   LSI LOGIC CORPORATION+<<                                       105,052
272,909   LUCENT TECHNOLOGIES INCORPORATED+<<                            865,121
 20,565   MAXIM INTEGRATED PRODUCTS INCORPORATED                         869,694
  4,998   MAYTAG CORPORATION<<                                            91,813
 38,723   MICRON TECHNOLOGY INCORPORATED+<<                              465,838
 12,008   MOLEX INCORPORATED                                             358,079
149,614   MOTOROLA INCORPORATED                                        2,699,037
 22,677   NATIONAL SEMICONDUCTOR CORPORATION<<                           351,267
 22,650   NETWORK APPLIANCE INCORPORATED+<<                              520,950
  9,041   NOVELLUS SYSTEMS INCORPORATED+<<                               240,400
 10,546   NVIDIA CORPORATION+<<                                          153,128
 11,205   PMC-SIERRA INCORPORATED+<<                                      98,716
  5,309   POWER-ONE INCORPORATED+                                         34,402
  5,849   QLOGIC CORPORATION+                                            173,189
103,082   QUALCOMM INCORPORATED                                        4,024,321
 11,211   ROCKWELL COLLINS INCORPORATED                                  416,377
 33,003   SANMINA-SCI CORPORATION+                                       232,671
  9,699   SCIENTIFIC-ATLANTA INCORPORATED                                251,398
 60,900   SOLECTRON CORPORATION+                                         301,455
 26,357   TELLABS INCORPORATED+                                          242,221
109,625   TEXAS INSTRUMENTS INCORPORATED                               2,332,820
  4,204   WHIRLPOOL CORPORATION                                          252,618
 21,979   XILINX INCORPORATED                                            593,433

                                                                      62,237,147
                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.19%
  5,283   FLUOR CORPORATION<<                                            235,199
  9,372   MOODY'S CORPORATION<<                                          686,499
 23,943   PAYCHEX INCORPORATED                                           721,882
  6,452   QUEST DIAGNOSTICS INCORPORATED                                 569,195

                                                                       2,212,775
                                                                    ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.34%
  7,116   BALL CORPORATION                                               266,352
  3,736   CRANE COMPANY                                                  108,045
  9,121   FORTUNE BRANDS INCORPORATED                                    675,775
 19,141   ILLINOIS TOOL WORKS INCORPORATED                             1,783,367
 27,438   MASCO CORPORATION                                              947,434
  3,660   SNAP-ON INCORPORATED                                           100,870

                                                                       3,881,843
                                                                    ------------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

FINANCIAL SERVICES - 0.02%
 15,158   JANUS CAPITAL GROUP INCORPORATED<<                         $   206,300
                                                                     -----------

FOOD & KINDRED PRODUCTS - 2.07%
  2,367   ADOLPH COORS COMPANY CLASS B                                   160,767
 50,725   ANHEUSER-BUSCH COMPANIES INCORPORATED                        2,533,714
 41,222   ARCHER-DANIELS-MIDLAND COMPANY                                 699,950
 25,995   CAMPBELL SOUP COMPANY                                          683,408
153,651   COCA COLA COMPANY                                            6,153,722
 29,701   COCA COLA ENTERPRISES INCORPORATED                             561,349
 33,463   CONAGRA FOODS INCORPORATED                                     860,334
 24,076   GENERAL MILLS INCORPORATED                                   1,081,012
  7,077   HERCULES INCORPORATED+                                         100,847
 15,594   HERSHEY FOODS CORPORATION                                      728,396
 22,129   HJ HEINZ COMPANY                                               797,087
 26,180   KELLOGG COMPANY                                              1,116,839
  8,680   MCCORMICK & COMPANY INCORPORATED                               298,071
 16,107   PEPSI BOTTLING GROUP INCORPORATED                              437,305
107,278   PEPSICO INCORPORATED                                         5,219,075
 50,235   SARA LEE CORPORATION                                         1,148,372
 14,233   WM WRIGLEY JR COMPANY                                          901,091

                                                                      23,481,339
                                                                     -----------

FOOD STORES - 0.22%
 23,291   ALBERTSON'S INCORPORATED<<                                     557,354
 46,805   KROGER COMPANY+                                                726,414
 25,170   STARBUCKS CORPORATION+<<                                     1,144,228
  8,995   WINN-DIXIE STORES INCORPORATED<<                                27,794

                                                                       2,455,790
                                                                     -----------

FORESTRY - 0.09%
 15,164   WEYERHAEUSER COMPANY                                         1,008,103
                                                                     -----------

FURNITURE & FIXTURES - 0.06%
 12,138   LEGGETT & PLATT INCORPORATED                                   341,078
 17,408   NEWELL RUBBERMAID INCORPORATED                                 348,856

                                                                         689,934
                                                                     -----------

GENERAL MERCHANDISE STORES - 0.55%
  7,295   BIG LOTS INCORPORATED+<<                                        89,218
 20,796   DOLLAR GENERAL CORPORATION                                     419,039
 10,656   FAMILY DOLLAR STORES INCORPORATED<<                            288,778
 11,386   FEDERATED DEPARTMENT STORES INCORPORATED<<                     517,266
 18,250   JC PENNEY COMPANY INCORPORATED                                 643,860
 18,455   MAY DEPARTMENT STORES COMPANY                                  473,002
 13,426   SEARS ROEBUCK & COMPANY<<                                      535,026
 57,206   TARGET CORPORATION                                           2,588,571
 30,951   TJX COMPANIES INCORPORATED<<                                   682,160

                                                                       6,236,920
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

HEALTH SERVICES - 0.37%
 21,429   BIOGEN IDEC INCORPORATED+<<                                $ 1,310,812
 29,510   CAREMARK RX INCORPORATED+                                      946,386
 30,565   HCA INCORPORATED                                             1,166,055
 15,414   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<           314,908
  5,538   MANOR CARE INCORPORATED                                        165,918
 29,519   TENET HEALTHCARE CORPORATION+                                  318,510

                                                                       4,222,589
                                                                     -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.26%
  5,993   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A              208,437
 25,515   EQUITY OFFICE PROPERTIES TRUST                                 695,284
 17,774   EQUITY RESIDENTIAL                                             550,994
 11,609   PLUM CREEK TIMBER COMPANY                                      406,663
 11,513   PROLOGIS                                                       405,718
 13,181   SIMON PROPERTY GROUP INCORPORATED<<                            706,897

                                                                       2,973,993
                                                                     -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.20%
 19,034   BED BATH & BEYOND INCORPORATED+                                706,352
 20,581   BEST BUY COMPANY INCORPORATED                                1,116,313
 12,588   CIRCUIT CITY STORES INCORPORATED                               193,100
 10,110   RADIO SHACK CORPORATION                                        289,550

                                                                       2,305,315
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.16%
 24,377   HILTON HOTELS CORPORATION<<                                    459,263
 14,495   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                    753,160
 13,182   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED               611,908

                                                                       1,824,331
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.67%
 49,566   3M COMPANY                                                   3,963,793
 13,546   AMERICAN STANDARD COMPANIES INCORPORATED+<<                    527,075
 24,566   APPLE COMPUTER INCORPORATED+                                   951,932
107,545   APPLIED MATERIALS INCORPORATED+                              1,773,417
 21,135   BAKER HUGHES INCORPORATED<<                                    924,022
  5,075   BLACK & DECKER CORPORATION                                     393,008
 21,704   CATERPILLAR INCORPORATED                                     1,746,087
428,190   CISCO SYSTEMS INCORPORATED+                                  7,750,239
  2,805   CUMMINS INCORPORATED<<                                         207,261
 15,714   DEERE & COMPANY                                              1,014,339
158,105   DELL INCORPORATED+                                           5,628,538
 12,876   DOVER CORPORATION                                              500,490
152,282   EMC CORPORATION+                                             1,757,334
 23,602   GATEWAY INCORPORATED+                                          116,830
 10,975   INGERSOLL-RAND COMPANY CLASS A                                 745,971
  8,202   LEXMARK INTERNATIONAL INCORPORATED+                            689,050
  7,922   PALL CORPORATION                                               193,931

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
  7,563   PARKER HANNIFIN CORPORATION                                $   445,158
 14,636   PITNEY BOWES INCORPORATED                                      645,448
  5,186   STANLEY WORKS                                                  220,561
 15,157   SYMBOL TECHNOLOGIES INCORPORATED                               191,584

                                                                      30,386,068
                                                                     -----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.54%
 17,986   ACE LIMITED                                                    720,519
 20,001   AON CORPORATION<<                                              574,829
 10,093   HUMANA INCORPORATED+<<                                         201,658
  8,642   JEFFERSON-PILOT CORPORATION                                    429,162
 32,969   MARSH & MCLENNAN COMPANIES INCORPORATED                      1,508,661
 17,231   MEDCO HEALTH SOLUTIONS INCORPORATED+                           532,438
 47,504   METLIFE INCORPORATED                                         1,836,030
 18,770   UNUMPROVIDENT CORPORATION<<                                    294,501

                                                                       6,097,798
                                                                     -----------

INSURANCE CARRIERS - 2.85%
  9,724   AETNA INCORPORATED<<                                           971,719
 32,116   AFLAC INCORPORATED                                           1,259,268
 43,885   ALLSTATE CORPORATION                                         2,106,041
  6,868   AMBAC FINANCIAL GROUP INCORPORATED                             549,097
164,994   AMERICAN INTERNATIONAL GROUP INCORPORATED                   11,217,942
  8,841   ANTHEM INCORPORATED+<<                                         771,377
 12,095   CHUBB CORPORATION<<                                            850,037
  8,709   CIGNA CORPORATION<<                                            606,408
 10,658   CINCINNATI FINANCIAL CORPORATION                               439,323
 18,567   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED               1,149,854
 11,144   LINCOLN NATIONAL CORPORATION                                   523,768
 11,746   LOEWS CORPORATION                                              687,141
  9,071   MBIA INCORPORATED<<                                            528,023
  6,238   MGIC INVESTMENT CORPORATION                                    415,139
 19,847   PRINCIPAL FINANCIAL GROUP INCORPORATED                         713,897
 13,744   PROGRESSIVE CORPORATION                                      1,164,804
 32,867   PRUDENTIAL FINANCIAL INCORPORATED<<                          1,546,064
  7,973   SAFECO CORPORATION                                             363,967
 42,351   ST PAUL COMPANIES INCORPORATED                               1,400,124
  6,944   TORCHMARK CORPORATION                                          369,282
 42,093   UNITEDHEALTH GROUP INCORPORATED                              3,103,938
  9,946   WELLPOINT HEALTH NETWORKS INCORPORATED+                      1,045,225
  8,763   XL CAPITAL LIMITED CLASS A<<                                   648,374

                                                                      32,430,812
                                                                     -----------

LEATHER & LEATHER PRODUCTS - 0.04%
 11,917   COACH INCORPORATED+<<                                          505,519
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
 16,349   GEORGIA-PACIFIC CORPORATION                                $   587,747
  6,920   LOUISIANA-PACIFIC CORPORATION                                  179,574

                                                                         767,321
                                                                    ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.87%
 30,752   AGILENT TECHNOLOGIES INCORPORATED+<<                           663,321
  8,341   ALLERGAN INCORPORATED<<                                        605,139
 12,781   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                   241,177
  3,368   BAUSCH & LOMB INCORPORATED                                     223,804
 38,933   BAXTER INTERNATIONAL INCORPORATED                            1,252,085
 15,866   BECTON DICKINSON & COMPANY                                     820,272
 16,086   BIOMET INCORPORATED<<                                          754,112
 53,332   BOSTON SCIENTIFIC CORPORATION+                               2,118,880
  6,638   C.R. BARD INCORPORATED                                         375,910
 19,521   DANAHER CORPORATION<<                                        1,001,037
 18,150   EASTMAN KODAK COMPANY<<                                        584,793
  7,278   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                424,526
 19,921   GUIDANT CORPORATION                                          1,315,583
 76,589   MEDTRONIC INCORPORATED                                       3,974,969
  3,139   MILLIPORE CORPORATION+<<                                       150,201
  8,114   PERKINELMER INCORPORATED                                       139,723
 28,566   RAYTHEON COMPANY                                             1,084,937
 11,673   ROCKWELL AUTOMATION INCORPORATED<<                             451,745
 11,208   ST. JUDE MEDICAL INCORPORATED+                                 843,626
 25,410   STRYKER CORPORATION<<                                        1,221,713
  5,810   TEKTRONIX INCORPORATED                                         193,182
 12,293   TERADYNE INCORPORATED+<<                                       164,726
 10,340   THERMO ELECTRON CORPORATION+                                   279,387
  7,487   WATERS CORPORATION+                                            330,177
 53,138   XEROX CORPORATION+<<                                           748,183
 15,518   ZIMMER HOLDINGS INCORPORATED+                                1,226,543

                                                                      21,189,751
                                                                    ------------

METAL MINING - 0.20%
 11,212   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<          454,086
 28,077   NEWMONT MINING CORPORATION<<                                 1,278,346
  5,952   PHELPS DODGE CORPORATION<<                                     547,762

                                                                       2,280,194
                                                                    ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
  6,475   VULCAN MATERIALS COMPANY                                       329,901
                                                                    ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.77%
  9,594   EATON CORPORATION                                              608,356
 11,199   HASBRO INCORPORATED                                            210,541
191,243   HEWLETT-PACKARD COMPANY                                      3,585,806
  5,843   ITT INDUSTRIES INCORPORATED                                    467,382

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
187,963   JOHNSON & JOHNSON                                         $ 10,587,956
 26,224   MATTEL INCORPORATED                                            475,441
  9,253   TIFFANY & COMPANY                                              284,437
127,212   TYCO INTERNATIONAL LIMITED                                   3,900,320

                                                                      20,120,239
                                                                    ------------

MISCELLANEOUS RETAIL - 1.83%
 29,204   COSTCO WHOLESALE CORPORATION<<                               1,213,718
 25,293   CVS CORPORATION                                              1,065,594
  5,288   DILLARDS INCORPORATED CLASS A                                  104,385
  4,913   EXPRESS SCRIPTS INCORPORATED+<<                                321,016
 19,839   OFFICE DEPOT INCORPORATED+                                     298,180
 31,510   STAPLES INCORPORATED<<                                         939,628
 13,550   TOYS R US INCORPORATED+<<                                      240,377
268,668   WAL-MART STORES INCORPORATED                                14,293,138
 64,881   WALGREEN COMPANY<<                                           2,324,686

                                                                      20,800,722
                                                                    ------------

MOTION PICTURES - 0.67%
289,563   TIME WARNER INCORPORATED+<<                                  4,673,547
130,112   WALT DISNEY COMPANY                                          2,934,025

                                                                       7,607,572
                                                                    ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.48%
71,204    UNITED PARCEL SERVICE INCORPORATED CLASS B                   5,405,808
                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.49%
 80,287   AMERICAN EXPRESS COMPANY                                     4,131,569
 15,294   CAPITAL ONE FINANCIAL CORPORATION                            1,130,227
 35,659   COUNTRYWIDE FINANCIAL CORPORATION<<                          1,404,608
 61,295   FANNIE MAE                                                   3,886,103
 43,506   FREDDIE MAC                                                  2,838,332
 80,912   MBNA CORPORATION                                             2,038,982
 18,536   PROVIDIAN FINANCIAL CORPORATION+<<                             288,049
 27,609   SLM CORPORATION<<                                            1,231,361

                                                                      16,949,231
                                                                    ------------

OIL & GAS EXTRACTION - 1.15%
 15,845   ANADARKO PETROLEUM CORPORATION                               1,051,474
 20,644   APACHE CORPORATION                                           1,034,471
 10,227   BJ SERVICES COMPANY                                            535,997
 24,999   BURLINGTON RESOURCES INCORPORATED                            1,019,959
 15,309   DEVON ENERGY CORPORATION                                     1,087,092
  7,463   EOG RESOURCES INCORPORATED                                     491,439
 27,961   HALLIBURTON COMPANY<<                                          942,006
  9,562   KERR-MCGEE CORPORATION                                         547,425
  9,420   NABORS INDUSTRIES LIMITED+<<                                   446,037

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

OIL & GAS EXTRACTION (continued)
  8,479   NOBLE CORPORATION+                                        $    381,131
 24,805   OCCIDENTAL PETROLEUM CORPORATION                             1,387,344
  6,763   ROWAN COMPANIES INCORPORATED+<<                                178,543
 37,395   SCHLUMBERGER LIMITED                                         2,517,057
 20,318   TRANSOCEAN INCORPORATED+<<                                     726,978
 16,765   UNOCAL CORPORATION                                             720,895

                                                                      13,067,848
                                                                    ------------

PAPER & ALLIED PRODUCTS - 0.40%
  6,772   BEMIS COMPANY INCORPORATED                                     180,000
  5,575   BOISE CASCADE CORPORATION                                      185,536
 30,794   INTERNATIONAL PAPER COMPANY                                  1,244,386
 31,316   KIMBERLY-CLARK CORPORATION                                   2,022,700
 12,780   MEADWESTVACO CORPORATION                                       407,682
  9,517   PACTIV CORPORATION+                                            221,270
  3,528   TEMPLE-INLAND INCORPORATED<<                                   236,905

                                                                       4,498,479
                                                                    ------------

PERSONAL SERVICES - 0.09%
 10,840   CINTAS CORPORATION                                             455,714
 10,441   H & R BLOCK INCORPORATED<<                                     515,994

                                                                         971,708
                                                                    ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.94%
  5,771   AMERADA HESS CORPORATION<<                                     513,619
  4,500   ASHLAND INCORPORATED                                           252,360
134,897   CHEVRONTEXACO CORPORATION                                    7,235,875
 43,617   CONOCOPHILLIPS                                               3,613,669
411,979   EXXON MOBIL CORPORATION                                     19,910,945
 21,915   MARATHON OIL CORPORATION                                       904,651
  4,770   SUNOCO INCORPORATED<<                                          352,885
  8,096   VALERO ENERGY CORPORATION<<                                    649,380

                                                                      33,433,384
                                                                    ------------

PRIMARY METAL INDUSTRIES - 0.27%
 55,084   ALCOA INCORPORATED                                           1,850,272
  6,034   ALLEGHENY TECHNOLOGIES INCORPORATED                            110,120
  7,876   ENGELHARD CORPORATION                                          223,285
  5,019   NUCOR CORPORATION                                              458,586
  7,179   UNITED STATES STEEL CORPORATION<<                              270,074
  5,529   WORTHINGTON INDUSTRIES INCORPORATED                            118,044

                                                                       3,030,381
                                                                    ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.74%
  5,184   DOW JONES & COMPANY INCORPORATED<<                             210,522
 16,852   GANNETT COMPANY INCORPORATED                                 1,411,524
  4,903   KNIGHT-RIDDER INCORPORATED<<                                   320,901

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
 12,032   MCGRAW-HILL COMPANIES INCORPORATED                        $    958,830
  3,181   MEREDITH CORPORATION                                           163,440
  9,298   NEW YORK TIMES COMPANY CLASS A                                 363,552
 13,875   RR DONNELLEY & SONS COMPANY<<                                  434,565
 20,156   TRIBUNE COMPANY                                                829,420
109,865   VIACOM INCORPORATED CLASS B<<                                3,687,069

                                                                       8,379,823
                                                                    ------------

RAILROAD TRANSPORTATION - 0.27%
 23,582   BURLINGTON NORTHERN SANTA FE CORPORATION<<                     903,426
 13,603   CSX CORPORATION                                                451,620
 24,931   NORFOLK SOUTHERN CORPORATION                                   741,448
 16,416   UNION PACIFIC CORPORATION                                      961,978

                                                                       3,058,472
                                                                    ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.17%
  4,737   COOPER TIRE & RUBBER COMPANY                                    95,545
 11,103   GOODYEAR TIRE & RUBBER COMPANY+<<                              119,246
 16,678   NIKE INCORPORATED CLASS B                                    1,314,227
  3,745   REEBOK INTERNATIONAL LIMITED                                   137,516
  5,317   SEALED AIR CORPORATION+<<                                      246,443

                                                                       1,912,977
                                                                    ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.22%
  6,527   BEAR STEARNS COMPANIES INCORPORATED<<                          627,701
 86,536   CHARLES SCHWAB CORPORATION                                     795,266
 23,638   E*TRADE FINANCIAL CORPORATION+                                 269,946
  6,865   FEDERATED INVESTORS INCORPORATED CLASS B                       195,241
 15,792   FRANKLIN RESOURCES INCORPORATED                                880,562
 30,774   GOLDMAN SACHS GROUP INCORPORATED                             2,869,368
 17,183   LEHMAN BROTHERS HOLDINGS INCORPORATED                        1,369,829
 59,493   MERRILL LYNCH & COMPANY INCORPORATED                         2,957,992
 69,560   MORGAN STANLEY                                               3,429,308
  8,058   T ROWE PRICE GROUP INCORPORATED                                410,474

                                                                      13,805,687
                                                                    ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.09%
 88,255   CORNING INCORPORATED+<<                                        977,865
                                                                    ------------

TOBACCO PRODUCTS - 0.63%
129,934   ALTRIA GROUP INCORPORATED                                    6,112,095
  9,372   REYNOLDS AMERICAN INCORPORATED<<                               637,671
 10,463   UST INCORPORATED<<                                             421,241

                                                                       7,171,007
                                                                    ------------

TRANSPORTATION BY AIR - 0.21%
  7,954   DELTA AIR LINES INCORPORATED+<<                                 26,168
 19,023   FEDEX CORPORATION                                            1,630,081
 50,040   SOUTHWEST AIRLINES COMPANY                                     681,545
                                                                       2,337,794
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

TRANSPORTATION EQUIPMENT - 1.73%
 53,159   BOEING COMPANY                                            $  2,744,068
  6,052   BRUNSWICK CORPORATION                                          276,939
  9,456   DANA CORPORATION                                               167,277
 35,539   DELPHI CORPORATION                                             330,157
115,876   FORD MOTOR COMPANY<<                                         1,628,058
 12,660   GENERAL DYNAMICS CORPORATION                                 1,292,586
 35,764   GENERAL MOTORS CORPORATION<<                                 1,519,255
 11,081   GENUINE PARTS COMPANY<<                                        425,289
  7,519   GOODRICH CORPORATION                                           235,796
 18,686   HARLEY-DAVIDSON INCORPORATED<<                               1,110,696
 54,434   HONEYWELL INTERNATIONAL INCORPORATED                         1,952,003
 12,048   JOHNSON CONTROLS INCORPORATED                                  684,447
 28,173   LOCKHEED MARTIN CORPORATION                                  1,571,490
  4,421   NAVISTAR INTERNATIONAL CORPORATION+                            164,417
 22,704   NORTHROP GRUMMAN CORPORATION                                 1,210,804
 10,991   PACCAR INCORPORATED                                            759,698
  8,776   TEXTRON INCORPORATED                                           564,033
 32,400   UNITED TECHNOLOGIES CORPORATION                              3,025,512

                                                                      19,662,525
                                                                    ------------

TRANSPORTATION SERVICES - 0.02%
  8,691   SABRE HOLDINGS CORPORATION                                     213,190
                                                                    ------------

WATER TRANSPORTATION - 0.17%
 40,090   CARNIVAL CORPORATION<<                                       1,895,856
                                                                    ------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.39%
  7,120   AMERISOURCE-BERGEN CORPORATION<<                               382,415
  7,691   BROWN-FORMAN CORPORATION CLASS B                               352,248
 27,255   CARDINAL HEALTH INCORPORATED                                 1,192,951
 18,592   MCKESSON CORPORATION                                           476,885
 28,301   SAFEWAY INCORPORATED+<<                                        546,491
  8,610   SUPERVALU INCORPORATED                                         237,205
 40,493   SYSCO CORPORATION                                            1,211,551

                                                                       4,399,746
                                                                    ------------

WHOLESALE TRADE-DURABLE GOODS - 0.03%
  8,205   VISTEON CORPORATION                                             65,558
  5,763   W.W. GRAINGER INCORPORATED                                     332,237

                                                                         397,795
                                                                    ------------

TOTAL COMMON STOCK (COST $731,972,849)                               659,205,899
                                                                    ------------

COLLATERAL FOR SECURITIES LENDING - 45.92%
          COLLATERAL FOR SECURITY LENDING                            521,679,990

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $521,679,990)          521,679,990
                                                                    ------------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                  INTEREST RATE   MATURITY DATE       VALUE

US TREASURY SECURITIES - 36.87%

US TREASURY BONDS - 36.87%
$18,313,000   US TREASURY BOND<<                                 7.50%         11/15/2024    $    24,428,535
 18,146,000   US TREASURY BOND<<                                 7.63          02/15/2025         24,522,613
 21,520,000   US TREASURY BOND<<                                 6.88          08/15/2025         27,015,175
 26,760,000   US TREASURY BOND<<                                 6.00          02/15/2026         30,509,531
 16,495,000   US TREASURY BOND<<                                 6.75          08/15/2026         20,487,301
 20,942,000   US TREASURY BOND<<                                 6.50          11/15/2026         25,323,464
 18,423,000   US TREASURY BOND<<                                 6.63          02/15/2027         22,594,078
 17,323,000   US TREASURY BOND<<                                 6.38          08/15/2027         20,688,131
 42,804,000   US TREASURY BOND<<                                 6.13          11/15/2027         49,692,790
 22,932,000   US TREASURY BOND<<                                 5.50          08/15/2028         24,651,006
 21,401,000   US TREASURY BOND<<                                 5.25          11/15/2028         22,258,709
 22,189,000   US TREASURY BOND<<                                 5.25          02/15/2029         23,099,970
 21,797,000   US TREASURY BOND<<                                 6.13          08/15/2029         25,402,878
 34,726,000   US TREASURY BOND<<                                 6.25          05/15/2030         41,215,421
 34,396,000   US TREASURY BOND<<                                 5.38          02/15/2031         36,846,715

                                                                                                 418,736,317
                                                                                             ---------------

TOTAL US TREASURY SECURITIES (COST $387,739,779)                                                 418,736,317
                                                                                             ---------------

SHARES

SHORT-TERM INVESTMENTS - 4.89%

MUTUAL FUND - 2.88%
 32,715,336   WELLS FARGO MONEY MARKET TRUST++~                                                   32,715,336
                                                                                             ---------------

PRINCIPAL                                                    INTEREST RATE   MATURITY DATE
US TREASURY BILLS - 2.01%
     30,000   US TREASURY BILL#^                                 1.01          10/07/2004             29,993
    550,000   US TREASURY BILL#^                                 1.03          10/07/2004            549,875
 22,300,000   US TREASURY BILL#^                                 1.29          11/12/2004         22,258,400

                                                                                                  22,838,268
                                                                                             ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $55,561,675)                                                   55,553,604
                                                                                             ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,696,954,293)*                              145.71%                                  $ 1,655,175,810
OTHER ASSETS AND LIABILITIES, NET                   (45.71)                                     (519,228,284)
                                                    -------                                  ---------------
TOTAL NET ASSETS                                    100.00%                                  $ 1,135,947,526
                                                    =======                                  ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $37,413,552.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,714,127,308 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION            $  131,669,315
     GROSS UNREALIZED DEPRECIATION              (190,620,813)
                                              --------------
     NET UNREALIZED APPRECIATION
        (DEPRECIATION)                        $  (58,951,498)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

GROWTH BALANCED FUND
--------------------------------------------------------------------------------

 FACE/SHARE
   AMOUNT     SECURITY NAME                                                                            VALUE
INVESTMENT IN MASTER PORTFOLIOS - 99.01%
        N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                           $    61,700,116
        N/A   WELLS FARGO EQUITY INCOME PORTFOLIO                                                    244,690,537
        N/A   WELLS FARGO INDEX PORTFOLIO                                                            306,255,689
        N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                             138,254,397
        N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                            30,875,522
        N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                   61,273,631
        N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                             215,069,539
        N/A   WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                             328,947,767
        N/A   WELLS FARGO OVERSEAS PORTFOLIO                                                          46,606,312
        N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                   41,376,981
        N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                              41,151,376
        N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                               41,354,862
        N/A   WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                             109,979,362
        N/A   WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                           219,471,469

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $1,718,929,844)                                        1,887,007,560
                                                                                                 ---------------

                                                                                     MATURITY
PRINCIPAL                                                           INTEREST RATE      DATE
SHORT-TERM INVESTMENTS - 1.14%

US TREASURY BILLS - 1.14%
$ 2,945,000   US TREASURY BILL^#                                         1.01%      10/07/2004         2,944,331
    475,000   US TREASURY BILL^#                                         1.03       10/07/2004           474,892
  2,455,000   US TREASURY BILL^#                                         1.04       10/07/2004         2,454,443
 15,890,000   US TREASURY BILL^#                                         1.29       11/12/2004        15,860,358

                                                                                                      21,734,024
                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,740,083)                                                       21,734,024
                                                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,740,669,927)                                         100.15%                            $ 1,908,741,584
OTHER ASSETS AND LIABILITIES, NET                              (0.15)                                 (2,810,559)
                                                              ------                             ---------------
TOTAL NET ASSETS                                              100.00%                            $ 1,905,931,025
                                                              ======                             ===============

^     ZERO COUPON/ STEPPED COUPON INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

COMMON STOCK - 98.41%

AMUSEMENT & RECREATION SERVICES - 0.17%
   821   HARRAH'S ENTERTAINMENT INCORPORATED<<                        $   43,497
 2,529   INTERNATIONAL GAME TECHNOLOGY                                    90,917

                                                                         134,414
                                                                      ----------

APPAREL & ACCESSORY STORES - 0.47%
 6,633   GAP INCORPORATED<<                                              124,037
 2,508   KOHL'S CORPORATION+                                             120,861
 3,468   LIMITED BRANDS                                                   77,302
 1,030   NORDSTROM INCORPORATED                                           39,387

                                                                         361,587
                                                                      ----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.13%
   915   JONES APPAREL GROUP INCORPORATED                                 32,757
   790   LIZ CLAIBORNE INCORPORATED                                       29,799
   809   VF CORPORATION                                                   40,005

                                                                         102,561
                                                                      ----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
 1,956   AUTONATION INCORPORATED+<<                                       33,408
   610   AUTOZONE INCORPORATED+<<                                         47,123

                                                                          80,531
                                                                      ----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
   472   RYDER SYSTEM INCORPORATED                                        22,203
                                                                      ----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.17%
   907   CENTEX CORPORATION                                               45,767
   339   KB HOME                                                          28,642
   931   PULTE HOMES INCORPORATED                                         57,136

                                                                         131,545
                                                                      ----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.27%
16,115   HOME DEPOT INCORPORATED                                         631,708
 5,722   LOWE'S COMPANIES INCORPORATED                                   310,991
 1,044   SHERWIN-WILLIAMS COMPANY                                         45,894

                                                                         988,593
                                                                      ----------

BUSINESS SERVICES - 7.16%
 1,760   ADOBE SYSTEMS INCORPORATED                                       87,067
   939   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<             52,274
   833   AUTODESK INCORPORATED                                            40,509
 4,287   AUTOMATIC DATA PROCESSING INCORPORATED                          177,139
 1,637   BMC SOFTWARE INCORPORATED+                                       25,881
 7,748   CENDANT CORPORATION                                             167,357
 1,241   CITRIX SYSTEMS INCORPORATED+                                     21,742
 4,296   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<                112,985

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

BUSINESS SERVICES (continued)
 1,385   COMPUTER SCIENCES CORPORATION+                               $   65,234
 2,834   COMPUWARE CORPORATION+                                           14,595
 1,046   CONVERGYS CORPORATION+                                           14,048
   367   DELUXE CORPORATION                                               15,054
 4,852   EBAY INCORPORATED+                                              446,093
 2,229   ELECTRONIC ARTS INCORPORATED+<<                                 102,512
 3,760   ELECTRONIC DATA SYSTEMS CORPORATION                              72,906
   999   EQUIFAX INCORPORATED                                             26,334
 6,293   FIRST DATA CORPORATION                                          273,746
 1,433   FISERV INCORPORATED+                                             49,954
 1,716   IMS HEALTH INCORPORATED                                          41,047
 3,098   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                   32,808
 1,406   INTUIT INCORPORATED+                                             63,832
   683   MERCURY INTERACTIVE CORPORATION+<<                               23,823
79,807   MICROSOFT CORPORATION                                         2,206,664
   870   MONSTER WORLDWIDE INCORPORATED+                                  21,437
   691   NCR CORPORATION+                                                 34,267
 2,838   NOVELL INCORPORATED+                                             17,908
 1,374   OMNICOM GROUP INCORPORATED                                      100,384
37,954   ORACLE CORPORATION+                                             428,121
 1,975   PARAMETRIC TECHNOLOGY CORPORATION+                               10,428
 2,692   PEOPLESOFT INCORPORATED+                                         53,436
 1,264   ROBERT HALF INTERNATIONAL INCORPORATED                           32,573
 3,710   SIEBEL SYSTEMS INCORPORATED+                                     27,973
24,414   SUN MICROSYSTEMS INCORPORATED+                                   98,633
 2,116   SUNGARD DATA SYSTEMS INCORPORATED+                               50,297
 2,313   SYMANTEC CORPORATION+<<                                         126,937
 2,457   UNISYS CORPORATION+                                              25,356
 3,177   VERITAS SOFTWARE CORPORATION+                                    56,551
 9,986   YAHOO! INCORPORATED+<<                                          338,625

                                                                       5,556,530
                                                                      ----------

CHEMICALS & ALLIED PRODUCTS - 10.57%
11,459   ABBOTT LABORATORIES                                             485,403
 1,668   AIR PRODUCTS & CHEMICALS INCORPORATED                            90,706
   665   ALBERTO-CULVER COMPANY CLASS B                                   28,914
 9,292   AMGEN INCORPORATED+                                             526,671
   810   AVERY DENNISON CORPORATION                                       53,282
 3,470   AVON PRODUCTS INCORPORATED                                      151,570
14,278   BRISTOL-MYERS SQUIBB COMPANY                                    337,960
 1,377   CHIRON CORPORATION+<<                                            60,863
 1,563   CLOROX COMPANY                                                   83,308
 3,898   COLGATE PALMOLIVE COMPANY                                       176,112
 6,895   DOW CHEMICAL COMPANY                                            311,516
 7,324   DU PONT (E.I.) DE NEMOURS & COMPANY                             313,467
   571   EASTMAN CHEMICAL COMPANY                                         27,151

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

CHEMICALS & ALLIED PRODUCTS (continued)
 1,889   ECOLAB INCORPORATED                                          $   59,390
 8,298   ELI LILLY & COMPANY                                             498,295
 2,717   FOREST LABORATORIES INCORPORATED+                               122,211
 1,673   GENZYME CORPORATION+<<                                           91,028
 3,160   GILEAD SCIENCES INCORPORATED+                                   118,121
 7,353   GILLETTE COMPANY                                                306,914
   372   GREAT LAKES CHEMICAL CORPORATION                                  9,523
 1,145   HOSPIRA INCORPORATED+                                            35,037
   691   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                  26,396
 1,773   KING PHARMACEUTICALS INCORPORATED+                               21,170
 1,829   MEDIMMUNE INCORPORATED+                                          43,347
16,285   MERCK & COMPANY INCORPORATED                                    537,405
 1,960   MONSANTO COMPANY                                                 71,383
 1,972   MYLAN LABORATORIES INCORPORATED                                  35,496
55,424   PFIZER INCORPORATED                                           1,695,974
 1,260   PPG INDUSTRIES INCORPORATED                                      77,213
 2,385   PRAXAIR INCORPORATED                                            101,935
18,660   PROCTER & GAMBLE COMPANY                                      1,009,879
 1,646   ROHM & HAAS COMPANY                                              70,729
10,807   SCHERING-PLOUGH CORPORATION                                     205,982
   507   SIGMA-ALDRICH CORPORATION                                        29,406
   803   WATSON PHARMACEUTICALS INCORPORATED+                             23,656
 9,790   WYETH                                                           366,146

                                                                       8,203,559
                                                                      ----------

COMMUNICATIONS - 4.52%
 2,262   ALLTEL CORPORATION                                              124,206
 5,833   AT&T CORPORATION                                                 83,529
20,035   AT&T WIRELESS SERVICES INCORPORATED+                            296,117
 3,322   AVAYA INCORPORATED+                                              46,309
13,437   BELLSOUTH CORPORATION                                           364,411
   991   CENTURYTEL INCORPORATED<<                                        33,932
 4,330   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                       134,966
16,404   COMCAST CORPORATION CLASS A+                                    463,249
 8,173   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                     194,844
13,323   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                 44,366
24,322   SBC COMMUNICATIONS INCORPORATED                                 631,156
10,662   SPRINT CORPORATION-FON GROUP<<                                  214,626
 2,367   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                 74,821
20,321   VERIZON COMMUNICATIONS INCORPORATED                             800,241

                                                                       3,506,773
                                                                      ----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

DEPOSITORY INSTITUTIONS - 10.54%
 2,596   AMSOUTH BANCORPORATION<<                                     $   63,342
29,857   BANK OF AMERICA CORPORATION                                   1,293,704
 5,710   BANK OF NEW YORK COMPANY INCORPORATED                           166,561
 4,069   BB&T CORPORATION                                                161,499
38,024   CITIGROUP INCORPORATED                                        1,677,619
 1,258   COMERICA INCORPORATED                                            74,662
 4,183   FIFTH THIRD BANCORP                                             205,887
   906   FIRST HORIZON NATIONAL CORPORATION                               39,284
 1,121   GOLDEN WEST FINANCIAL CORPORATION                               124,375
 1,685   HUNTINGTON BANCSHARES INCORPORATED                               41,973
26,146   JP MORGAN CHASE & COMPANY                                     1,038,781
 2,986   KEYCORP                                                          94,358
   859   M&T BANK CORPORATION                                             82,206
 1,635   MARSHALL & ILSLEY CORPORATION<<                                  65,891
 3,112   MELLON FINANCIAL CORPORATION                                     86,171
 4,864   NATIONAL CITY CORPORATION                                       187,848
 2,289   NORTH FORK BANCORPORATION INCORPORATED<<                        101,746
 1,613   NORTHERN TRUST CORPORATION                                       65,810
 2,072   PNC FINANCIAL SERVICES GROUP                                    112,095
 3,391   REGIONS FINANCIAL CORPORATION                                   112,107
 2,443   SOUTHTRUST CORPORATION                                          101,775
 2,519   SOVEREIGN BANCORP INCORPORATED                                   54,965
 2,468   STATE STREET CORPORATION                                        105,408
 2,629   SUNTRUST BANKS INCORPORATED                                     185,108
 2,271   SYNOVUS FINANCIAL CORPORATION                                    59,387
13,794   US BANCORP                                                      398,647
 9,611   WACHOVIA CORPORATION                                            451,236
 6,404   WASHINGTON MUTUAL INCORPORATED                                  250,268
12,395   WELLS FARGO & COMPANY++                                         739,114
   657   ZIONS BANCORPORATION                                             40,103

                                                                       8,181,930
                                                                      ----------

EATING & DRINKING PLACES - 0.52%
 1,158   DARDEN RESTAURANTS INCORPORATED                                  27,004
 9,221   MCDONALD'S CORPORATION                                          258,465
   833   WENDY'S INTERNATIONAL INCORPORATED                               27,989
 2,132   YUM! BRANDS INCORPORATED                                         86,687

                                                                         400,145
                                                                      ----------

EDUCATIONAL SERVICES - 0.13%
 1,415 APOLLO GROUP INCORPORATED CLASS A+                                103,819
                                                                      ----------

ELECTRIC, GAS & SANITARY SERVICES - 3.25%
 4,744   AES CORPORATION+                                                 47,392
   933   ALLEGHENY ENERGY INCORPORATED+<<                                 14,891
 2,335   ALLIED WASTE INDUSTRIES INCORPORATED+<<                          20,665
 1,426   AMEREN CORPORATION                                               65,810

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

ELECTRIC, GAS & SANITARY SERVICES (continued)
 2,904   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                 $   92,812
 3,257   CALPINE CORPORATION+<<                                            9,445
 2,257   CENTERPOINT ENERGY INCORPORATED<<                                23,382
 1,325   CINERGY CORPORATION<<                                            52,470
 2,433   CITIZENS COMMUNICATIONS COMPANY<<                                32,578
 1,183   CMS ENERGY CORPORATION+<<                                        11,262
 1,772   CONSOLIDATED EDISON INCORPORATED<<                               74,495
 1,287   CONSTELLATION ENERGY GROUP INCORPORATED                          51,274
 2,423   DOMINION RESOURCES INCORPORATED                                 158,101
 1,275   DTE ENERGY COMPANY                                               53,792
 6,883   DUKE ENERGY CORPORATION<<                                       157,552
 2,785   DYNEGY INCORPORATED CLASS A+<<                                   13,897
 2,391   EDISON INTERNATIONAL                                             63,385
 4,705   EL PASO CORPORATION                                              43,239
 1,665   ENTERGY CORPORATION                                             100,916
 4,845   EXELON CORPORATION                                              177,763
 2,421   FIRSTENERGY CORPORATION                                          99,455
 1,359   FPL GROUP INCORPORATED                                           92,847
 1,175   KEYSPAN CORPORATION                                              46,060
   906   KINDER MORGAN INCORPORATED<<                                     56,915
   323   NICOR INCORPORATED                                               11,854
 1,934   NISOURCE INCORPORATED                                            40,633
   276   PEOPLES ENERGY CORPORATION                                       11,504
 2,942   PG&E CORPORATION+<<                                              89,437
   670   PINNACLE WEST CAPITAL CORPORATION                                27,805
 1,386   PPL CORPORATION                                                  65,391
 1,811   PROGRESS ENERGY INCORPORATED                                     76,678
 1,741   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                     74,167
 1,701   SEMPRA ENERGY                                                    61,559
 5,418   SOUTHERN COMPANY                                                162,432
 1,459   TECO ENERGY INCORPORATED<<                                       19,740
 2,178   TXU CORPORATION                                                 104,370
 4,256   WASTE MANAGEMENT INCORPORATED                                   116,359
 3,834   WILLIAMS COMPANIES INCORPORATED<<                                46,391
 2,934   XCEL ENERGY INCORPORATED                                         50,817

                                                                       2,519,535
                                                                      ----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 9.29%
 5,937   ADC TELECOMMUNICATIONS INCORPORATED+                             10,746
 2,605   ADVANCED MICRO DEVICES INCORPORATED+                             33,865
 2,728   ALTERA CORPORATION+                                              53,387
 1,470   AMERICAN POWER CONVERSION CORPORATION                            25,563
 2,777   ANALOG DEVICES INCORPORATED                                     107,692
 1,180   ANDREW CORPORATION+<<                                            14,443
 2,298   APPLIED MICRO CIRCUITS CORPORATION+                               7,193

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (continued)
 2,364   BROADCOM CORPORATION CLASS A+<<                              $   64,514
 4,177   CIENA CORPORATION+                                                8,270
 1,435   COMVERSE TECHNOLOGY INCORPORATED+                                27,021
   695   COOPER INDUSTRIES LIMITED CLASS A                                41,005
 3,083   EMERSON ELECTRIC COMPANY                                        190,807
77,499   GENERAL ELECTRIC COMPANY                                      2,602,416
47,087   INTEL CORPORATION                                               944,565
12,296   INTERNATIONAL BUSINESS MACHINES CORPORATION                   1,054,259
 1,475   JABIL CIRCUIT INCORPORATED+<<                                    33,925
10,571   JDS UNIPHASE CORPORATION+                                        35,624
 1,441   KLA-TENCOR CORPORATION+<<                                        59,773
 2,257   LINEAR TECHNOLOGY CORPORATION                                    81,794
 2,825   LSI LOGIC CORPORATION+<<                                         12,176
31,632   LUCENT TECHNOLOGIES INCORPORATED+<<                             100,273
 2,383   MAXIM INTEGRATED PRODUCTS INCORPORATED                          100,777
   579   MAYTAG CORPORATION<<                                             10,636
 4,488   MICRON TECHNOLOGY INCORPORATED+<<                                53,991
 1,391   MOLEX INCORPORATED                                               41,480
17,341   MOTOROLA INCORPORATED                                           312,832
 2,628   NATIONAL SEMICONDUCTOR CORPORATION<<                             40,708
 2,625   NETWORK APPLIANCE INCORPORATED+<<                                60,375
 1,047   NOVELLUS SYSTEMS INCORPORATED+<<                                 27,840
 1,222   NVIDIA CORPORATION+<<                                            17,743
 1,298   PMC-SIERRA INCORPORATED+<<                                       11,435
   615   POWER-ONE INCORPORATED+                                           3,985
   677   QLOGIC CORPORATION+                                              20,046
11,948   QUALCOMM INCORPORATED                                           466,450
 1,299   ROCKWELL COLLINS INCORPORATED                                    48,245
 3,825   SANMINA-SCI CORPORATION+                                         26,966
 1,124   SCIENTIFIC-ATLANTA INCORPORATED                                  29,134
 7,058   SOLECTRON CORPORATION+                                           34,937
 3,055   TELLABS INCORPORATED+                                            28,075
12,706   TEXAS INSTRUMENTS INCORPORATED                                  270,384
   487   WHIRLPOOL CORPORATION                                            29,264
 2,547   XILINX INCORPORATED                                              68,769

                                                                       7,213,383
                                                                      ----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.33%
   612   FLUOR CORPORATION<<                                              27,246
 1,086   MOODY'S CORPORATION                                              79,550
 2,775   PAYCHEX INCORPORATED                                             83,666
   747   QUEST DIAGNOSTICS INCORPORATED                                   65,900

                                                                         256,362
                                                                      ----------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.58%
   824   BALL CORPORATION                                             $   30,842
   433   CRANE COMPANY                                                    12,522
 1,057   FORTUNE BRANDS INCORPORATED                                      78,313
 2,218   ILLINOIS TOOL WORKS INCORPORATED                                206,651
 3,180   MASCO CORPORATION                                               109,806
   424   SNAP-ON INCORPORATED                                             11,686

                                                                         449,820
                                                                      ----------

FINANCIAL SERVICES - 0.03%
 1,756   JANUS CAPITAL GROUP INCORPORATED<<                               23,899
                                                                      ----------

FOOD &   KINDRED PRODUCTS - 3.51%
   274   ADOLPH COORS COMPANY CLASS B                                     18,610
 5,879   ANHEUSER-BUSCH COMPANIES INCORPORATED                           293,656
 4,777   ARCHER-DANIELS-MIDLAND COMPANY                                   81,114
 3,013   CAMPBELL SOUP COMPANY                                            79,212
17,809   COCA COLA COMPANY                                               713,251
 3,442   COCA COLA ENTERPRISES INCORPORATED                               65,054
 3,878   CONAGRA FOODS INCORPORATED                                       99,703
 2,790   GENERAL MILLS INCORPORATED                                      125,271
   820   HERCULES INCORPORATED+                                           11,685
 1,807   HERSHEY FOODS CORPORATION                                        84,405
 2,565   HJ HEINZ COMPANY                                                 92,391
 3,034   KELLOGG COMPANY                                                 129,430
 1,006   MCCORMICK & COMPANY INCORPORATED                                 34,546
 1,866   PEPSI BOTTLING GROUP INCORPORATED                                50,662
12,434   PEPSICO INCORPORATED                                            604,914
 5,822   SARA LEE CORPORATION                                            133,091
 1,649   WM WRIGLEY JR COMPANY                                           104,398

                                                                       2,721,393
                                                                      ----------

FOOD STORES - 0.37%
 2,699   ALBERTSON'S INCORPORATED<<                                       64,587
 5,425   KROGER COMPANY+                                                  84,196
 2,917   STARBUCKS CORPORATION+                                          132,607
 1,042   WINN-DIXIE STORES INCORPORATED<<                                  3,220

                                                                         284,610
                                                                      ----------

FORESTRY - 0.15%
 1,757   WEYERHAEUSER COMPANY                                            116,805
                                                                      ----------

FURNITURE & FIXTURES - 0.10%
 1,406   LEGGETT & PLATT INCORPORATED                                     39,508
 2,017   NEWELL RUBBERMAID INCORPORATED                                   40,421

                                                                          79,929
                                                                      ----------

GENERAL MERCHANDISE STORES - 0.93%
   845   BIG LOTS INCORPORATED+<<                                         10,334

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

GENERAL MERCHANDISE STORES (continued)
 2,410   DOLLAR GENERAL CORPORATION                                   $   48,561
 1,235   FAMILY DOLLAR STORES INCORPORATED                                33,469
 1,319   FEDERATED DEPARTMENT STORES INCORPORATED                         59,922
 2,115   JC PENNEY COMPANY INCORPORATED                                   74,617
 2,139   MAY DEPARTMENT STORES COMPANY                                    54,823
 1,556   SEARS ROEBUCK & COMPANY<<                                        62,007
 6,630   TARGET CORPORATION                                              300,008
 3,587   TJX COMPANIES INCORPORATED                                       79,057

                                                                         722,798
                                                                      ----------

HEALTH SERVICES - 0.63%
 2,483   BIOGEN IDEC INCORPORATED+<<                                     151,885
 3,420   CAREMARK RX INCORPORATED+                                       109,680
 3,542   HCA INCORPORATED                                                135,127
 1,786   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<             36,488
   641   MANOR CARE INCORPORATED                                          19,204
 3,421   TENET HEALTHCARE CORPORATION+                                    36,913

                                                                         489,297
                                                                      ----------

HOLDING & OTHER INVESTMENT OFFICES - 0.44%
   694   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                24,137
 2,957   EQUITY OFFICE PROPERTIES TRUST                                   80,578
 2,060   EQUITY RESIDENTIAL                                               63,860
 1,345   PLUM CREEK TIMBER COMPANY                                        47,116
 1,334   PROLOGIS                                                         47,010
 1,527   SIMON PROPERTY GROUP INCORPORATED<<                              81,893

                                                                         344,594
                                                                      ----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.34%
 2,206   BED BATH & BEYOND INCORPORATED+                                  81,865
 2,385   BEST BUY COMPANY INCORPORATED                                   129,362
 1,459   CIRCUIT CITY STORES INCORPORATED                                 22,381
 1,171   RADIO SHACK CORPORATION                                          33,538

                                                                         267,146
                                                                      ----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
 2,825   HILTON HOTELS CORPORATION<<                                      53,223
 1,680   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                      87,293
 1,527   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                 70,883

                                                                         211,399
                                                                      ----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.54%
 5,745   3M COMPANY                                                      459,428
 1,570   AMERICAN STANDARD COMPANIES INCORPORATED+                        61,089
 2,847   APPLE COMPUTER INCORPORATED+                                    110,321
12,465   APPLIED MATERIALS INCORPORATED+                                 205,548
 2,449   BAKER HUGHES INCORPORATED<<                                     107,070
   588   BLACK & DECKER CORPORATION                                       45,535

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
 2,515   CATERPILLAR INCORPORATED                                     $  202,332
49,630   CISCO SYSTEMS INCORPORATED+                                     898,303
   325   CUMMINS INCORPORATED<<                                           24,014
 1,821   DEERE & COMPANY                                                 117,546
18,325   DELL INCORPORATED+                                              652,370
 1,492   DOVER CORPORATION                                                57,994
17,650   EMC CORPORATION+                                                203,681
 2,735   GATEWAY INCORPORATED+                                            13,538
 1,272   INGERSOLL-RAND COMPANY CLASS A                                   86,458
   950   LEXMARK INTERNATIONAL INCORPORATED+                              79,809
   918   PALL CORPORATION                                                 22,473
   876   PARKER HANNIFIN CORPORATION                                      51,561
 1,696   PITNEY BOWES INCORPORATED                                        74,794
   601   STANLEY WORKS                                                    25,560
 1,756   SYMBOL TECHNOLOGIES INCORPORATED                                 22,196

                                                                       3,521,620
                                                                      ----------

INSURANCE AGENTS, BROKERS & SERVICE - 0.91%
 2,084   ACE LIMITED                                                      83,485
 2,318   AON CORPORATION<<                                                66,619
 1,169   HUMANA INCORPORATED+<<                                           23,357
 1,001   JEFFERSON-PILOT CORPORATION                                      49,710
 3,821   MARSH & MCLENNAN COMPANIES INCORPORATED                         174,849
 1,997   MEDCO HEALTH SOLUTIONS INCORPORATED+                             61,707
 5,506   METLIFE INCORPORATED                                            212,807
 2,175   UNUMPROVIDENT CORPORATION<<                                      34,126

                                                                         706,660
                                                                      ----------
INSURANCE CARRIERS - 4.84%
 1,127   AETNA INCORPORATED<<                                            112,621
 3,722   AFLAC INCORPORATED                                              145,940
 5,086   ALLSTATE CORPORATION                                            244,077
   796   AMBAC FINANCIAL GROUP INCORPORATED                               63,640
19,124   AMERICAN INTERNATIONAL GROUP INCORPORATED                     1,300,241
 1,024   ANTHEM INCORPORATED+<<                                           89,344
 1,401   CHUBB CORPORATION<<                                              98,462
 1,009   CIGNA CORPORATION<<                                              70,257
 1,235   CINCINNATI FINANCIAL CORPORATION                                 50,907
 2,152   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                  133,273
 1,291   LINCOLN NATIONAL CORPORATION                                     60,677
 1,361   LOEWS CORPORATION                                                79,618
 1,051   MBIA INCORPORATED<<                                              61,179
   723   MGIC INVESTMENT CORPORATION                                      48,116
 2,300   PRINCIPAL FINANCIAL GROUP INCORPORATED                           82,731
 1,593   PROGRESSIVE CORPORATION                                         135,007
 3,809   PRUDENTIAL FINANCIAL INCORPORATED<<                             179,175
   924   SAFECO CORPORATION                                               42,181
 4,908   ST PAUL COMPANIES INCORPORATED                                  162,258

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

INSURANCE CARRIERS (continued)
   804   TORCHMARK CORPORATION                                        $   42,757
 4,879   UNITEDHEALTH GROUP INCORPORATED                                 359,777
 1,152   WELLPOINT HEALTH NETWORKS INCORPORATED+                         121,064
 1,015   XL CAPITAL LIMITED CLASS A<<                                     75,100

                                                                       3,758,402
                                                                      ----------

LEATHER & LEATHER PRODUCTS - 0.08%
 1,381   COACH INCORPORATED+                                              58,582
                                                                      ----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
 1,895   GEORGIA-PACIFIC CORPORATION                                      68,125
   802   LOUISIANA-PACIFIC CORPORATION                                    20,812

                                                                          88,937
                                                                      ----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.16%
 3,564   AGILENT TECHNOLOGIES INCORPORATED+                               76,875
   966   ALLERGAN INCORPORATED<<                                          70,083
 1,481   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                     27,946
   390   BAUSCH & LOMB INCORPORATED                                       25,916
 4,512   BAXTER INTERNATIONAL INCORPORATED                               145,106
 1,839   BECTON DICKINSON & COMPANY                                       95,076
 1,864   BIOMET INCORPORATED<<                                            87,384
 6,181   BOSTON SCIENTIFIC CORPORATION+                                  245,571
   769   C.R. BARD INCORPORATED                                           43,548
 2,262   DANAHER CORPORATION                                             115,995
 2,103   EASTMAN KODAK COMPANY<<                                          67,759
   843   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                  49,172
 2,309   GUIDANT CORPORATION                                             152,486
 8,877   MEDTRONIC INCORPORATED                                          460,716
   363   MILLIPORE CORPORATION+                                           17,370
   940   PERKINELMER INCORPORATED                                         16,187
 3,311   RAYTHEON COMPANY                                                125,752
 1,353   ROCKWELL AUTOMATION INCORPORATED                                 52,361
 1,299   ST. JUDE MEDICAL INCORPORATED+                                   97,776
 2,945   STRYKER CORPORATION<<                                           141,596
   673   TEKTRONIX INCORPORATED                                           22,377
 1,424   TERADYNE INCORPORATED+<<                                         19,082
 1,198   THERMO ELECTRON CORPORATION+                                     32,370
   867   WATERS CORPORATION+                                              38,235
 6,159   XEROX CORPORATION+<<                                             86,719
 1,798   ZIMMER HOLDINGS INCORPORATED+                                   142,114

                                                                       2,455,572
                                                                      ----------

METAL MINING - 0.34%
 1,299   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B              52,609
 3,254   NEWMONT MINING CORPORATION                                      148,155
   689   PHELPS DODGE CORPORATION<<                                       63,409

                                                                         264,173
                                                                      ----------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
   750   VULCAN MATERIALS COMPANY                                     $   38,212
                                                                      ----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.00%
 1,112   EATON CORPORATION                                                70,512
 1,298   HASBRO INCORPORATED                                              24,403
22,166   HEWLETT-PACKARD COMPANY                                         415,613
   677   ITT INDUSTRIES INCORPORATED                                      54,153
21,786   JOHNSON & JOHNSON                                             1,227,205
 3,039   MATTEL INCORPORATED                                              55,097
 1,072   TIFFANY & COMPANY                                                32,953
14,744   TYCO INTERNATIONAL LIMITED                                      452,051

                                                                       2,331,987
                                                                      ----------

MISCELLANEOUS RETAIL - 3.11%
 3,385   COSTCO WHOLESALE CORPORATION                                    140,680
 2,931   CVS CORPORATION                                                 123,483
   613   DILLARDS INCORPORATED CLASS A                                    12,101
   569   EXPRESS SCRIPTS INCORPORATED+<<                                  37,178
 2,299   OFFICE DEPOT INCORPORATED+                                       34,554
 3,652   STAPLES INCORPORATED<<                                          108,903
 1,570   TOYS R US INCORPORATED+<<                                        27,852
31,140   WAL-MART STORES INCORPORATED                                  1,656,648
 7,520   WALGREEN COMPANY                                                269,442

                                                                       2,410,841
                                                                      ----------

MOTION PICTURES - 1.14%
33,562   TIME WARNER INCORPORATED+                                       541,691
15,081   WALT DISNEY COMPANY                                             340,076

                                                                         881,767
                                                                      ----------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.81%
 8,253   UNITED PARCEL SERVICE INCORPORATED CLASS B                      626,568
                                                                      ----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.53%
 9,305   AMERICAN EXPRESS COMPANY                                        478,835
 1,772   CAPITAL ONE FINANCIAL CORPORATION                               130,951
 4,133   COUNTRYWIDE FINANCIAL CORPORATION<<                             162,799
 7,104   FANNIE MAE                                                      450,393
 5,042   FREDDIE MAC                                                     328,940
 9,378   MBNA CORPORATION                                                236,326
 2,148   PROVIDIAN FINANCIAL CORPORATION+<<                               33,380
 3,200   SLM CORPORATION<<                                               142,720

                                                                       1,964,344
                                                                      ----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

OIL & GAS EXTRACTION - 1.95%
 1,836   ANADARKO PETROLEUM CORPORATION                               $  121,837
 2,392   APACHE CORPORATION                                              119,863
 1,185   BJ SERVICES COMPANY                                              62,106
 2,897   BURLINGTON RESOURCES INCORPORATED                               118,197
 1,774   DEVON ENERGY CORPORATION                                        125,972
   865   EOG RESOURCES INCORPORATED                                       56,960
 3,240   HALLIBURTON COMPANY<<                                           109,156
 1,108   KERR-MCGEE CORPORATION                                           63,433
 1,091   NABORS INDUSTRIES LIMITED+                                       51,659
   982   NOBLE CORPORATION+                                               44,141
 2,875   OCCIDENTAL PETROLEUM CORPORATION                                160,799
   783   ROWAN COMPANIES INCORPORATED+<<                                  20,671
 4,334   SCHLUMBERGER LIMITED                                            291,721
 2,355   TRANSOCEAN INCORPORATED+<<                                       84,262
 1,943   ssUNOCAL CORPORATION                                             83,549

                                                                       1,514,326
                                                                      ----------

PAPER & ALLIED PRODUCTS - 0.67%
   784   BEMIS COMPANY INCORPORATED                                       20,839
   646   BOISE CASCADE CORPORATION                                        21,499
 3,569   INTERNATIONAL PAPER COMPANY                                     144,223
 3,629   KIMBERLY-CLARK CORPORATION                                      234,397
 1,481   MEADWESTVACO CORPORATION                                         47,244
 1,103   PACTIV CORPORATION+                                              25,645
   409   TEMPLE-INLAND INCORPORATED                                       27,464

                                                                         521,311
                                                                      ----------

PERSONAL SERVICES - 0.14%
 1,256   CINTAS CORPORATION                                               52,802
 1,210   H & R BLOCK INCORPORATED<<                                       59,798

                                                                         112,600
                                                                      ----------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.99%
   669   AMERADA HESS CORPORATION<<                                       59,541
   521   ASHLAND INCORPORATED                                             29,218
15,635   CHEVRONTEXACO CORPORATION                                       838,661
 5,055   CONOCOPHILLIPS                                                  418,807
47,751   EXXON MOBIL CORPORATION                                       2,307,806
 2,540   MARATHON OIL CORPORATION                                        104,851
   552   SUNOCO INCORPORATED<<                                            40,837
   938   VALERO ENERGY CORPORATION<<                                      75,237

                                                                       3,874,958
                                                                      ----------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

PRIMARY METAL INDUSTRIES - 0.45%
 6,384   ALCOA INCORPORATED                                           $  214,438
   699   ALLEGHENY TECHNOLOGIES INCORPORATED                              12,757
   912   ENGELHARD CORPORATION                                            25,855
   581   NUCOR CORPORATION                                                53,086
   832   UNITED STATES STEEL CORPORATION<<                                31,300
   640   WORTHINGTON INDUSTRIES INCORPORATED                              13,664

                                                                         351,100
                                                                      ----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.25%
   600   DOW JONES & COMPANY INCORPORATED                                 24,366
 1,953   GANNETT COMPANY INCORPORATED                                    163,583
   568   KNIGHT-RIDDER INCORPORATED<<                                     37,176
 1,394   MCGRAW-HILL COMPANIES INCORPORATED                              111,088
   368   MEREDITH CORPORATION                                             18,908
 1,077   NEW YORK TIMES COMPANY CLASS A                                   42,111
 1,608   RR DONNELLEY & SONS COMPANY                                      50,362
 2,336   TRIBUNE COMPANY                                                  96,126
12,734   VIACOM INCORPORATED CLASS B<<                                   427,353

                                                                         971,073
                                                                      ----------

RAILROAD TRANSPORTATION - 0.46%
 2,733   BURLINGTON NORTHERN SANTA FE CORPORATION<<                      104,701
 1,576   CSX CORPORATION                                                  52,323
 2,889   NORFOLK SOUTHERN CORPORATION                                     85,919
 1,902   UNION PACIFIC CORPORATION                                       111,457

                                                                         354,400
                                                                      ----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.29%
   549   COOPER TIRE & RUBBER COMPANY                                     11,073
 1,287   GOODYEAR TIRE & RUBBER COMPANY+<<                                13,822
 1,933   NIKE INCORPORATED CLASS B                                       152,320
   434   REEBOK INTERNATIONAL LIMITED                                     15,937
   616   SEALED AIR CORPORATION+<<                                        28,552

                                                                         221,704
                                                                      ----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.06%
   756   BEAR STEARNS COMPANIES INCORPORATED                              72,704
10,030   CHARLES SCHWAB CORPORATION                                       92,176
 2,739   E*TRADE FINANCIAL CORPORATION+                                   31,279
   795   FEDERATED INVESTORS INCORPORATED CLASS B                         22,610
 1,830   FRANKLIN RESOURCES INCORPORATED                                 102,041
 3,566   GOLDMAN SACHS GROUP INCORPORATED                                332,494
 1,991   LEHMAN BROTHERS HOLDINGS INCORPORATED                           158,722
 6,895   MERRILL LYNCH & COMPANY INCORPORATED                            342,819
 8,062   MORGAN STANLEY                                                  397,457
   934   T ROWE PRICE GROUP INCORPORATED                                  47,578

                                                                       1,599,880
                                                                      ----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.15%
10,229   CORNING INCORPORATED+<<                                      $  113,337
                                                                      ----------

TOBACCO PRODUCTS - 1.07%
15,060   ALTRIA GROUP INCORPORATED                                       708,422
 1,086   REYNOLDS AMERICAN INCORPORATED<<                                 73,892
 1,212   UST INCORPORATED<<                                               48,795

                                                                         831,109
                                                                      ----------

TRANSPORTATION BY AIR - 0.35%
   921   DELTA AIR LINES INCORPORATED+<<                                   3,030
 2,205   FEDEX CORPORATION                                               188,947
 5,800   SOUTHWEST AIRLINES COMPANY                                       78,996

                                                                         270,973
                                                                      ----------

TRANSPORTATION EQUIPMENT - 2.93%
 6,161   BOEING COMPANY                                                  318,031
   701   BRUNSWICK CORPORATION                                            32,078
 1,096   DANA CORPORATION                                                 19,388
 4,119   DELPHI CORPORATION                                               38,265
13,430   FORD MOTOR COMPANY<<                                            188,691
 1,467   GENERAL DYNAMICS CORPORATION                                    149,781
 4,145   GENERAL MOTORS CORPORATION<<                                    176,080
 1,284   GENUINE PARTS COMPANY<<                                          49,280
   871   GOODRICH CORPORATION                                             27,314
 2,165   HARLEY-DAVIDSON INCORPORATED<<                                  128,688
 6,309   HONEYWELL INTERNATIONAL INCORPORATED                            226,241
 1,396   JOHNSON CONTROLS INCORPORATED                                    79,307
 3,265   LOCKHEED MARTIN CORPORATION                                     182,122
   512   NAVISTAR INTERNATIONAL CORPORATION+                              19,041
 2,631   NORTHROP GRUMMAN CORPORATION                                    140,311
 1,273   PACCAR INCORPORATED                                              87,990
 1,017   TEXTRON INCORPORATED                                             65,362
 3,755   UNITED TECHNOLOGIES CORPORATION                                 350,642

                                                                       2,278,612
                                                                      ----------

TRANSPORTATION SERVICES - 0.03%
 1,007   SABRE HOLDINGS CORPORATION                                       24,702
                                                                      ----------

WATER TRANSPORTATION - 0.28%
 4,646   CARNIVAL CORPORATION                                            219,709

WHOLESALE TRADE NON-DURABLE GOODS - 0.66%
   825   AMERISOURCE-BERGEN CORPORATION                                   44,311
   891   BROWN-FORMAN CORPORATION CLASS B                                 40,808
 3,159   CARDINAL HEALTH INCORPORATED                                    138,269
 2,155   MCKESSON CORPORATION                                             55,276
 3,280   SAFEWAY INCORPORATED+                                            63,337
   998   SUPERVALU INCORPORATED                                           27,495
 4,693   SYSCO CORPORATION                                               140,414

                                                                         509,910
                                                                      ----------

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.06%
   951   VISTEON CORPORATION                                       $      7,599
   668   W.W. GRAINGER INCORPORATED                                      38,510

                                                                         46,109
                                                                   ------------

TOTAL COMMON STOCK (COST $69,580,028)                                76,398,638
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 8.54%
            COLLATERAL FOR SECURITY LENDING                           6,628,967


TOTAL COLLATERAL FOR SECURITIES LENDING (COST $6,628,967)             6,628,967
                                                                   ------------

SHARES

SHORT-TERM INVESTMENTS - 1.77%

MUTUAL FUND - 1.60%
1,241,652   WELLS FARGO MONEY MARKET TRUST~++                         1,241,652
                                                                   ------------

PRINCIPAL                          INTEREST RATE   MATURITY DATE

US TREASURY BILLS - 0.17%
  $10,000   US TREASURY BILL^#         1.29%         11/12/2004           9,981
   15,000   US TREASURY BILL^#         1.53          11/12/2004          14,972
   30,000   US TREASURY BILL^#         1.68          02/10/2005          29,796
   80,000   US TREASURY BILL^#         1.80          02/10/2005          79,455

                                                                        134,204
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,375,898)                        1,375,856
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $77,584,893)*                 108.72%                        $ 84,403,461
OTHER ASSETS AND LIABILITIES, NET    (8.72)                          (6,771,146)
                                                                   ------------
                                    ------
TOTAL NET ASSETS                    100.00%                        $ 77,632,315
                                    ======                         ============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

 +   NON-INCOME EARNING SECURITIES.

 ++  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,655,564.

 ~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

 ^   ZERO COUPON/ STEPPED COUPON BOND.  INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

 #   SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

 * COST FOR FEDERAL INCOME TAX PURPOSES IS $78,271,117 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION            $18,437,313
     GROSS UNREALIZED DEPRECIATION            (12,304,969)
                                              -----------
     NET UNREALIZED APPRECIATION (DEPRECIAT   $ 6,132,344

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                                                               VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.45%
       N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                $  11,039,143
       N/A   WELLS FARGO EQUITY INCOME PORTFOLIO                                                        43,717,988
       N/A   WELLS FARGO INDEX PORTFOLIO                                                                54,720,845
       N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                 24,715,599
       N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                5,521,250
       N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                      10,964,854
       N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                 38,493,773
       N/A   WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                122,741,077
       N/A   WELLS FARGO OVERSEAS PORTFOLIO                                                              8,329,319
       N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                       7,420,598
       N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                  7,346,033
       N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                   7,377,412
       N/A   WELLS FARGO STABLE INCOME PORTFOLIO                                                        81,980,888
       N/A   WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                 40,974,514
       N/A   WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                               81,927,483

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $486,522,593)                                              547,270,776
                                                                                                     -------------

PRINCIPAL                                                            INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 0.77%

US TREASURY BILLS - 0.77%
$  105,000   US TREASURY BILL^#                                          1.03%         10/07/2004          104,976
    65,000   US TREASURY BILL^#                                          1.04          10/07/2004           64,985
 4,050,000   US TREASURY BILL^#                                          1.29          11/12/2004        4,042,445

                                                                                                         4,212,406
                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,213,874)                                                           4,212,406
                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
   (COST $490,736,467)                                      100.22%                                  $ 551,483,182
OTHER ASSETS AND LIABILITIES, NET                            (0.22)                                     (1,211,844)
                                                            ------                                   -------------
TOTAL NET ASSETS                                            100.00%                                  $ 550,271,338
                                                            ======                                   =============

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ASSET ALLOCATION FUNDS                   PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

STRATEGIC GROWTH ALLOCATION  FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                                            VALUE
INVESTMENT IN MASTER PORTFOLIOS - 98.73%
        N/A  WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                                $   6,758,746
        N/A  WELLS FARGO EQUITY INCOME PORTFOLIO                                                        26,851,080
        N/A  WELLS FARGO INDEX PORTFOLIO                                                                33,573,328
        N/A  WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                                 15,163,592
        N/A  WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                                3,379,698
        N/A  WELLS FARGO LARGE CAP VALUE PORTFOLIO                                                       6,726,286
        N/A  WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                                 23,567,902
        N/A  WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                                 16,759,591
        N/A  WELLS FARGO OVERSEAS PORTFOLIO                                                              5,101,308
        N/A  WELLS FARGO SMALL CAP INDEX PORTFOLIO                                                       4,525,799
        N/A  WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                                  4,506,087
        N/A  WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                                   4,526,183
        N/A  WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                                  5,587,380
        N/A  WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO                                               11,199,276

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $154,655,805)                                              168,226,256
                                                                                                     -------------

PRINCIPAL                                                            INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 1.09%

US TREASURY BILLS - 1.09%
$    10,000  US TREASURY BILL#^                                          1.01%        10/07/2004             9,998
     45,000  US TREASURY BILL#^                                          1.03         10/07/2004            44,990
  1,680,000  US TREASURY BILL#^                                          1.29         11/12/2004         1,676,866
    120,000  US TREASURY BILL#^                                          1.68         02/10/2005           119,182

                                                                                                         1,851,036
                                                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,851,723)                                                           1,851,036
                                                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $156,507,528)                                          99.82%                                  $ 170,077,292
OTHER ASSETS AND LIABILITIES, NET                             0.18                                         305,563
                                                            ------                                   -------------
TOTAL NET ASSETS                                            100.00%                                  $ 170,382,855
                                                            ======                                   =============

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--                    WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
  AMOUNT     SECURITY NAME                                             VALUE

INVESTMENT IN MASTER PORTFOLIOS - 99.66%
       N/A   WELLS FARGO DISCIPLINED GROWTH PORTFOLIO              $  4,151,895
       N/A   WELLS FARGO EQUITY INCOME PORTFOLIO                     16,461,689
       N/A   WELLS FARGO INDEX PORTFOLIO                             20,581,775
       N/A   WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO               9,325,909
       N/A   WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO             2,075,561
       N/A   WELLS FARGO LARGE CAP VALUE PORTFOLIO                    4,125,282
       N/A   WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO              14,477,741
       N/A   WELLS FARGO MANAGED FIXED INCOME PORTFOLIO             112,722,582
       N/A   WELLS FARGO OVERSEAS PORTFOLIO                           3,149,367
       N/A   WELLS FARGO SMALL CAP INDEX PORTFOLIO                    2,781,438
       N/A   WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO               2,762,891
       N/A   WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                2,769,089
       N/A   WELLS FARGO STABLE INCOME PORTFOLIO                    102,673,857
       N/A   WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO              37,634,602
       N/A   WELLS FARGO TACTICAL MATURITY BOND PORTFOLIO            75,233,711

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $390,546,279)           410,927,389
                                                                   ------------

 PRINCIPAL                         INTEREST RATE   MATURITY DATE

SHORT-TERM INVESTMENTS - 0.37%

US TREASURY BILLS - 0.37%
$   35,000   US TREASURY BILL^#        1.03%         10/07/2004          34,992
 1,390,000   US TREASURY BILL^#        1.29          11/12/2004       1,387,407
   100,000   US TREASURY BILL^#        1.68          02/10/2005          99,319

                                                                      1,521,718
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,522,286)                        1,521,718
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $392,068,565)*                100.03%                        $412,449,107
OTHER ASSETS AND LIABILITIES, NET    (0.03)                            (107,951)
                                     ------                        ------------
TOTAL NET ASSETS                     100.00%                       $412,341,156
                                     ======                        ============

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ASSET ALLOCATION FUNDS         STATEMENT OF ASSETS AND LIABILITIES--
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                 ASSET            GROWTH
                                                                                       ALLOCATION FUND     BALANCED FUND
                                                                                       ---------------   ---------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................   $ 1,094,403,771   $    21,734,024
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................................                 0     1,887,007,560
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................       521,679,990                 0
   INVESTMENTS IN OTHER AFFILIATES .................................................        39,092,049                 0
                                                                                       ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................................     1,655,175,810     1,908,741,584
                                                                                       ---------------   ---------------
   CASH ............................................................................            50,079               117
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................           883,075           940,525
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................           517,007         1,161,442
   RECEIVABLE FOR INVESTMENTS SOLD .................................................                 0                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................         5,796,295                 0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...............................                 0                 0
                                                                                       ---------------   ---------------
TOTAL ASSETS .......................................................................     1,662,422,266     1,910,843,668
                                                                                       ---------------   ---------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................                 0                 0
   PAYABLE FOR FUND SHARES REDEEMED ................................................         2,471,309         4,075,324
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................           744,884                 0
   DIVIDENDS PAYABLE ...............................................................                 0             2,443
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................           825,366           726,547
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................................           376,943           105,488
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................       521,679,990                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................           376,248             2,841
                                                                                       ---------------   ---------------
TOTAL LIABILITIES ..................................................................       526,474,740         4,912,643
                                                                                       ---------------   ---------------
TOTAL NET ASSETS ...................................................................   $ 1,135,947,526   $ 1,905,931,025
                                                                                       ===============   ===============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................   $ 1,222,882,422   $ 1,721,750,469
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................           106,000        20,954,606
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................       (40,180,750)          425,308
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES ...........................................................       (41,778,483)      168,071,657
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................        (5,081,663)       (5,271,015)
                                                                                       ---------------   ---------------
TOTAL NET ASSETS ...................................................................   $ 1,135,947,526   $ 1,905,931,025
                                                                                       ---------------   ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................................   $   864,857,296   $    56,566,263
   SHARES OUTSTANDING - CLASS A ....................................................        46,011,807         1,854,214
   NET ASSET VALUE PER SHARE - CLASS A .............................................   $         18.80   $         30.51
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A (2) ..................................   $         19.95   $         32.37
   NET ASSETS - CLASS B ............................................................   $   208,028,901   $    89,783,485
   SHARES OUTSTANDING - CLASS B ....................................................        18,214,592         3,226,595
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................   $         11.42   $         27.83
   NET ASSETS - CLASS C ............................................................   $    25,267,753   $    20,799,411
   SHARES OUTSTANDING - CLASS C ....................................................         2,209,043           747,898
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................   $         11.44   $         27.81
   NET ASSETS - INSTITUTIONAL CLASS ................................................   $    37,793,576   $ 1,738,781,866
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................         2,007,638        61,212,687
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............   $         18.82   $         28.41
                                                                                       ---------------   ---------------
INVESTMENTS AT COST ................................................................   $ 1,696,954,293   $ 1,740,669,927
                                                                                       ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ................................................   $   507,747,834   $             0
                                                                                       ===============   ===============

(1)  EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES--         WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                 INDEX          MODERATE
                                                                                       ALLOCATION FUND     BALANCED FUND
                                                                                       ---------------   ---------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................   $    75,793,728   $     4,212,406
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................................                 0       547,270,776
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................         6,628,967                 0
   INVESTMENTS IN OTHER AFFILIATES .................................................         1,980,766                 0
                                                                                       ---------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................................        84,403,461       551,483,182
                                                                                       ---------------   ---------------
   CASH ............................................................................            50,006                36
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................                 0           180,781
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................             4,392           322,847
   RECEIVABLE FOR INVESTMENTS SOLD .................................................            25,980                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................            89,570                 0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...............................            36,900                 0
                                                                                       ---------------   ---------------
TOTAL ASSETS .......................................................................        84,610,309       551,986,846
                                                                                       ---------------   ---------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................               300                 0
   PAYABLE FOR FUND SHARES REDEEMED ................................................           145,295         1,471,973
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................            86,392                 0
   DIVIDENDS PAYABLE ...............................................................                 0                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................                 0           196,139
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................................            38,264             4,280
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................         6,628,967                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................            78,776            43,116
                                                                                       ---------------   ---------------
TOTAL LIABILITIES ..................................................................         6,977,994         1,715,508
                                                                                       ---------------   ---------------
TOTAL NET ASSETS ...................................................................   $    77,632,315   $   550,271,338
                                                                                       ===============   ===============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................   $    74,142,706   $   469,872,250
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................           135,884         7,875,656
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................        (3,470,743)       12,787,467
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES ...........................................................         6,818,568        60,746,715
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................             5,900        (1,010,750)
                                                                                       ---------------   ---------------
TOTAL NET ASSETS ...................................................................   $    77,632,315   $   550,271,338
                                                                                       ---------------   ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................................   $    45,558,816   $     2,576,408
   SHARES OUTSTANDING - CLASS A ....................................................         3,136,669           118,601
   NET ASSET VALUE PER SHARE - CLASS A .............................................   $         14.52   $         21.72
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A (2) ..................................   $         15.41   $         23.05
   NET ASSETS - CLASS B ............................................................   $    10,200,623   $     2,304,115
   SHARES OUTSTANDING - CLASS B ....................................................           590,579           106,586
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................   $         17.27   $         21.62
   NET ASSETS - CLASS C ............................................................   $    21,872,876   $       693,058
   SHARES OUTSTANDING - CLASS C ....................................................         1,265,793            32,063
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................   $         17.28   $         21.62
   NET ASSETS - INSTITUTIONAL CLASS ................................................               N/A   $   544,697,757
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................               N/A        25,035,899
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............               N/A   $         21.76
                                                                                       ---------------   ---------------
INVESTMENTS AT COST ................................................................   $    77,584,893   $   490,736,467
                                                                                       ===============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ................................................   $     6,409,466   $             0
                                                                                       ===============   ===============

                                                                                       STRATEGIC GROWTH         STRATEGIC
                                                                                        ALLOCATION FUND       INCOME FUND
                                                                                       ----------------   ---------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................   $      1,851,036   $     1,521,718
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................................        168,226,256       410,927,389
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................                  0                 0
   INVESTMENTS IN OTHER AFFILIATES .................................................                  0                 0
                                                                                       ----------------   ---------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ..................................        170,077,292       412,449,107
                                                                                       ----------------   ---------------
   CASH ............................................................................                 10                25
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................................             83,331            69,350
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................            395,383           495,721
   RECEIVABLE FOR INVESTMENTS SOLD .................................................                  0                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................                  0                 0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...............................                  0                 0
                                                                                       ----------------   ---------------
TOTAL ASSETS .......................................................................        170,556,016       413,014,203
                                                                                       ----------------   ---------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........................                  0                 0
   PAYABLE FOR FUND SHARES REDEEMED ................................................             78,873           506,135
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................                  0                 0
   DIVIDENDS PAYABLE ...............................................................                  0                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................             61,845           128,766
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .........................................              1,954             3,550
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................                  0                 0
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................             30,489            34,596
                                                                                       ----------------   ---------------
TOTAL LIABILITIES ..................................................................            173,161           673,047
                                                                                       ----------------   ---------------
TOTAL NET ASSETS ...................................................................   $    170,382,855   $   412,341,156
                                                                                       ================   ===============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................   $    162,956,046   $   381,710,319
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................          1,373,355         6,819,302
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................         (7,056,135)        3,814,593
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN
      FOREIGN CURRENCIES ...........................................................         13,569,764        20,380,542
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ...........................           (460,175)         (383,600)
                                                                                       ----------------   ---------------
TOTAL NET ASSETS ...................................................................   $    170,382,855   $   412,341,156
                                                                                       ----------------   ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
-------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ............................................................                N/A               N/A
   SHARES OUTSTANDING - CLASS A ....................................................                N/A               N/A
   NET ASSET VALUE PER SHARE - CLASS A .............................................                N/A               N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A (2) ..................................                N/A               N/A
   NET ASSETS - CLASS B ............................................................                N/A               N/A
   SHARES OUTSTANDING - CLASS B ....................................................                N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................                N/A               N/A
   NET ASSETS - CLASS C ............................................................                N/A               N/A
   SHARES OUTSTANDING - CLASS C ....................................................                N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................                N/A               N/A
   NET ASSETS - INSTITUTIONAL CLASS ................................................   $    170,382,855   $   412,341,156
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................         13,021,133        21,166,429
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............   $          13.09   $         19.48
                                                                                       ----------------   ---------------
INVESTMENTS AT COST ................................................................   $    156,507,528   $   392,068,565
                                                                                       ================   ===============
SECURITIES ON LOAN, AT MARKET VALUE ................................................   $              0   $             0
                                                                                       ================   ===============

WELLS FARGO ASSET ALLOCATION FUNDS                     STATEMENT OF OPERATIONS--
                                           FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                          ASSET          GROWTH
                                                                                                ALLOCATION FUND   BALANCED FUND
                                                                                                ---------------   -------------
INVESTMENT INCOME
   DIVIDENDS (1) ............................................................................    $  11,596,761    $           0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....................................                0       19,596,312
   INTEREST .................................................................................       23,122,789          235,716
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..............................                0       26,087,288
   INCOME FROM OTHER AFFILIATED SECURITIES ..................................................          544,585                0
   SECURITIES LENDING INCOME ................................................................          554,701                0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................................                0      (11,060,026)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......................................                0        3,247,345
                                                                                                 -------------    -------------
TOTAL INVESTMENT INCOME .....................................................................       35,818,836       38,106,635
                                                                                                 -------------    -------------
EXPENSES
   ADVISORY FEES ............................................................................        8,557,167        4,541,565
   ADMINISTRATION FEES
      FUND LEVEL ............................................................................          587,080          908,313
      CLASS A ...............................................................................        2,438,967          148,461
      CLASS B ...............................................................................          703,215          254,366
      CLASS C ...............................................................................           81,192           75,014
      INSTITUTIONAL CLASS ...................................................................           45,912        3,291,938
   CUSTODY FEES .............................................................................          234,832                0
   SHAREHOLDER SERVICING FEES ...............................................................        2,900,968          426,643
   ACCOUNTING FEES ..........................................................................           56,984           69,035
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ...............................................................................        1,883,610          681,338
      CLASS C ...............................................................................          217,478          200,928
   AUDIT FEES ...............................................................................           21,564            8,524
   LEGAL FEES ...............................................................................            4,418           10,341
   REGISTRATION FEES ........................................................................              451           58,888
   SHAREHOLDER REPORTS ......................................................................            8,456           85,337
   TRUSTEES' FEES ...........................................................................            6,390            6,390
   OTHER FEES AND EXPENSES ..................................................................            9,021           33,265
                                                                                                 -------------    -------------
TOTAL EXPENSES ..............................................................................       17,757,705       10,800,346

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................................       (2,210,868)        (234,151)
   NET EXPENSES .............................................................................       15,546,837       10,566,195
                                                                                                 -------------    -------------
NET INVESTMENT INCOME (LOSS) ................................................................       20,271,999       27,540,440
                                                                                                 -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................        4,123,589              116
   FUTURES TRANSACTIONS .....................................................................         (717,083)      (5,688,085)
   AFFILIATED SECURITIES ....................................................................          353,811                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .................................                0       52,212,796
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ....................................                0          668,596
   OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....                0          238,071
                                                                                                 -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................................        3,760,317       47,431,494
                                                                                                 -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................       75,149,115           (9,375)
   FUTURES TRANSACTIONS .....................................................................       23,567,011       18,337,672
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .................................                0       64,595,659
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER PORTFOLIOS .......                0          264,130
                                                                                                 -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................       98,716,126       83,188,086
                                                                                                 -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................................      102,476,443      130,619,580
                                                                                                 =============    =============
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................    $ 122,748,442    $ 158,160,020
                                                                                                 =============    =============

(1) NET OF FOREIGN WITHHOLDING TAXES OF .....................................................    $           0    $     532,399

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS--                     WELLS FARGO ASSET ALLOCATION FUNDS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                                                          INDEX        MODERATE
                                                                                                ALLOCATION FUND   BALANCED FUND
                                                                                                ---------------   -------------
INVESTMENT INCOME
   DIVIDENDS (1) ............................................................................    $   1,315,600    $           0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....................................                0        3,826,329
   INTEREST .................................................................................            2,907           48,922
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..............................                0       11,764,418
   INCOME FROM OTHER AFFILIATED SECURITIES ..................................................           60,115                0
   SECURITIES LENDING INCOME ................................................................            6,185                0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................................                0       (3,137,453)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......................................                0        1,032,317
                                                                                                 -------------    -------------
TOTAL INVESTMENT INCOME .....................................................................        1,384,807       13,534,533
                                                                                                 -------------    -------------
EXPENSES
   ADVISORY FEES ............................................................................          594,966        1,364,461
   ADMINISTRATION FEES
      FUND LEVEL ............................................................................           40,516          272,892
      CLASS A ...............................................................................          126,784            2,471
      CLASS B ...............................................................................           33,668            1,979
      CLASS C ...............................................................................           66,439              773
      INSTITUTIONAL CLASS ...................................................................              N/A        1,087,838
   CUSTODY FEES .............................................................................           16,206                0
   SHAREHOLDER SERVICING FEES ...............................................................          202,581            4,664
   ACCOUNTING FEES ..........................................................................           29,686           60,188
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ...............................................................................           90,182            5,302
      CLASS C ...............................................................................          177,961            2,070
   AUDIT FEES ...............................................................................           20,355            8,524
   LEGAL FEES ...............................................................................            2,591           17,938
   REGISTRATION FEES ........................................................................           14,391           16,814
   SHAREHOLDER REPORTS ......................................................................            6,877           38,268
   TRUSTEES' FEES ...........................................................................            6,390            6,390
   OTHER FEES AND EXPENSES ..................................................................            5,166           21,347
                                                                                                 -------------    -------------
TOTAL EXPENSES ..............................................................................        1,434,759        2,911,919

LESS: .......................................................................................
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................................         (194,141)        (100,648)
   NET EXPENSES .............................................................................        1,240,618        2,811,271
                                                                                                 -------------    -------------
NET INVESTMENT INCOME (LOSS) ................................................................          144,189       10,723,262
                                                                                                 -------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM: ..............................................................

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................          729,103              171
   FUTURES TRANSACTIONS .....................................................................          458,283         (727,945)
   AFFILIATED SECURITIES ....................................................................           13,511                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS                                                  0       14,962,787
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ....................................                0          308,795
   OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS                      0          (12,225)
                                                                                                 -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................................        1,200,897       14,531,583
                                                                                                 -------------    -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF: ....................................
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION                                   7,449,288           (2,349)
   FUTURES TRANSACTIONS .....................................................................          267,576        4,077,213
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS                                                  0        2,062,084
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER PORTFOLIOS .......                0        5,767,904
                                                                                                 -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................        7,716,864       11,904,852
                                                                                                 -------------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................................        8,917,761       26,436,435
                                                                                                 =============    =============
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................    $   9,061,950    $  37,159,697
                                                                                                 =============    =============

(1) NET OF FOREIGN WITHHOLDING TAXES OF .....................................................    $           0    $      97,069

                                                                                                STRATEGIC GROWTH      STRATEGIC
                                                                                                 ALLOCATION FUND    INCOME FUND
                                                                                                ----------------   ------------
INVESTMENT INCOME
   DIVIDENDS (1) ............................................................................    $           0     $          0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ....................................        2,067,956        1,572,869
   INTEREST .................................................................................           20,585           17,657
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..............................        1,306,900       10,963,070
   INCOME FROM OTHER AFFILIATED SECURITIES ..................................................                0                0
   SECURITIES LENDING INCOME ................................................................                0                0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................................       (1,002,110)      (2,158,880)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......................................          265,532          780,261
                                                                                                 -------------     ------------
TOTAL INVESTMENT INCOME .....................................................................        2,658,863       11,174,977
                                                                                                 -------------     ------------
EXPENSES
   ADVISORY FEES ............................................................................          397,643          985,510
   ADMINISTRATION FEES
      FUND LEVEL ............................................................................           79,529          197,102
      CLASS A ...............................................................................              N/A              N/A
      CLASS B ...............................................................................              N/A              N/A
      CLASS C ...............................................................................              N/A              N/A
      INSTITUTIONAL CLASS ...................................................................          318,114          788,408
   CUSTODY FEES .............................................................................                0                0
   SHAREHOLDER SERVICING FEES ...............................................................                0                0
   ACCOUNTING FEES ..........................................................................           29,119           42,523
   DISTRIBUTION FEES (NOTE 3)
      CLASS B ...............................................................................              N/A              N/A
      CLASS C ...............................................................................              N/A              N/A
   AUDIT FEES ...............................................................................            8,524            8,524
   LEGAL FEES ...............................................................................           12,405           17,938
   REGISTRATION FEES ........................................................................           19,178           71,410
   SHAREHOLDER REPORTS ......................................................................            6,520           36,080
   TRUSTEES' FEES ...........................................................................            6,390            6,390
   OTHER FEES AND EXPENSES ..................................................................            4,809           10,447
                                                                                                 -------------     ------------
TOTAL EXPENSES ..............................................................................          882,231        2,164,332

LESS: .......................................................................................
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .............................................          (29,219)        (191,553)
   NET EXPENSES .............................................................................          853,012        1,972,779
                                                                                                 -------------     ------------
NET INVESTMENT INCOME (LOSS) ................................................................        1,805,851        9,202,198
                                                                                                 -------------     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM: ..............................................................

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..........................                0               43
   FUTURES TRANSACTIONS .....................................................................         (444,705)        (247,400)
   AFFILIATED SECURITIES ....................................................................                0                0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS                                          4,787,005        4,445,502
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ....................................           51,469           90,206
   OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS                 16,577          (47,364)
                                                                                                 -------------     ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................................        4,410,346        4,240,987
                                                                                                 -------------     ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF: ....................................
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION                                        (977)            (849)
   FUTURES TRANSACTIONS .....................................................................        1,526,275        1,493,125
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS                                          6,267,088        3,127,771
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER PORTFOLIOS .......        1,853,923          (81,881)
                                                                                                 -------------     ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................        9,646,309        4,538,166
                                                                                                 -------------     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................................       14,056,655        8,779,153
                                                                                                 =============     ============
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................    $  15,862,506     $ 17,981,351
                                                                                                 =============     ============

(1) NET OF FOREIGN WITHHOLDING TAXES OF .....................................................    $      57,356     $     35,125

WELLS FARGO ASSET ALLOCATION FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       ASSET ALLOCATION FUND
                                                                                             ---------------------------------------
                                                                                                        FOR THE              FOR THE
                                                                                                     YEAR ENDED           YEAR ENDED
                                                                                             SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                                                             ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................     $ 1,164,462,536     $ 1,127,709,676

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          20,271,999          18,339,885
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................           3,760,317          34,665,817
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          98,716,126         143,538,577
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         122,748,442         196,544,279
                                                                                               ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................................         (16,825,715)        (14,737,556)
      CLASS B ............................................................................          (2,765,387)         (2,971,147)
      CLASS C ............................................................................            (329,293)           (265,292)
      INSTITUTIONAL CLASS ................................................................            (526,314)           (344,577)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................................         (12,231,503)            (22,906)
      CLASS B ............................................................................          (3,962,340)             (9,458)
      CLASS C ............................................................................            (423,492)               (695)
      INSTITUTIONAL CLASS ................................................................            (275,902)               (440)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................          99,146,557          66,065,651
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................          28,306,855          14,364,251
   COST OF SHARES REDEEMED - CLASS A .....................................................        (161,932,840)       (129,658,283)
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................         (34,479,428)        (49,228,381)
                                                                                               ---------------     ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................          14,815,962          16,450,755
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................           6,481,701           2,870,351
   COST OF SHARES REDEEMED - CLASS B .....................................................        (114,470,096)       (112,786,037)
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ...............................................................................         (93,172,433)        (93,464,931)
                                                                                               ---------------     ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................           5,382,829           6,694,835
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................             668,890             234,184
   COST OF SHARES REDEEMED - CLASS C .....................................................         (10,149,556)         (6,788,870)
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................          (4,097,837)            140,149
                                                                                               ---------------     ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................          24,109,884           5,902,918
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................             770,831             333,435
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................          (7,054,523)         (5,122,538)
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................          17,826,192           1,113,815
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (113,923,506)       (141,439,348)
                                                                                               ===============     ===============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         (28,515,010)         36,752,860
                                                                                               ===============     ===============
ENDING NET ASSETS ........................................................................     $ 1,135,947,526     $ 1,164,462,536
                                                                                               ===============     ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................           5,264,080           3,971,029
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................           1,520,863             859,174
   SHARES REDEEMED - CLASS A .............................................................          (8,692,280)         (7,944,872)
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................          (1,907,337)         (3,114,669)
                                                                                               ---------------     ---------------
   SHARES SOLD - CLASS B .................................................................           1,301,100           1,645,720
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................             576,345             284,120
   SHARES REDEEMED - CLASS B .............................................................         (10,025,570)        (11,423,577)
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................          (8,148,125)         (9,493,737)
                                                                                               ---------------     ---------------
   SHARES SOLD - CLASS C .................................................................             472,754             657,730
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................              59,329              23,017
   SHARES REDEEMED - CLASS C .............................................................            (891,241)           (688,414)
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................            (359,158)             (7,667)
                                                                                               ---------------     ---------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................           1,303,644             359,254
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................              41,281              19,837
   SHARES REDEEMED -INSTITUTIONAL CLASS ..................................................            (376,305)           (309,065)
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................             968,620              70,026
                                                                                               ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................          (9,446,000)        (12,546,047)
                                                                                               ===============     ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................     $       106,000     $       367,059
                                                                                               ===============     ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                                       GROWTH BALANCED FUND
                                                                                             ---------------------------------------
                                                                                                        FOR THE              FOR THE
                                                                                                     YEAR ENDED           YEAR ENDED
                                                                                             SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                                                             ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................    $ 1,565,194,103       $ 1,192,447,514

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         27,540,440            22,935,426
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         47,431,494            17,934,496
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         83,188,086           195,287,088
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................        158,160,020           236,157,010
                                                                                              ---------------       ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................................           (941,448)             (550,743)
      CLASS B ............................................................................         (1,400,373)             (519,995)
      CLASS C ............................................................................           (428,334)             (151,133)
      INSTITUTIONAL CLASS ................................................................        (34,116,060)          (23,553,876)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................................                  0                     0
      CLASS B ............................................................................                  0                     0
      CLASS C ............................................................................                  0                     0
      INSTITUTIONAL CLASS ................................................................                  0                     0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................         23,432,475            15,943,755
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................            902,019               533,499
   COST OF SHARES REDEEMED - CLASS A .....................................................        (14,690,883)          (10,921,218)
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ...............................................................................          9,643,611             5,556,036
                                                                                              ---------------       ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................         14,619,538            21,556,671
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................          1,346,809               500,761
   COST OF SHARES REDEEMED - CLASS B .....................................................        (13,714,634)          (17,767,822)
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ...............................................................................          2,251,713             4,289,610
                                                                                              ---------------       ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................          6,529,918            10,547,473
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................            402,500               141,878
   COST OF SHARES REDEEMED - CLASS C .....................................................        (12,914,386)           (7,456,401)
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C  ..............................................................................         (5,981,968)            3,232,950
                                                                                              ---------------       ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................        467,576,670           280,916,830
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................         33,654,807            23,140,791
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................       (287,681,716)         (155,770,891)
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................        213,549,761           148,286,730
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        219,463,117           161,365,326
                                                                                              ===============       ===============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        340,736,922           372,746,589
                                                                                              ===============       ===============
ENDING NET ASSETS ........................................................................    $ 1,905,931,025       $ 1,565,194,103
                                                                                              ===============       ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................            765,960               603,305
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................             30,057                20,897
   SHARES REDEEMED - CLASS A .............................................................           (480,703)             (419,236)
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................            315,314               204,966
                                                                                              ---------------       ---------------
   SHARES SOLD - CLASS B .................................................................            522,291               902,983
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................             48,904                21,291
   SHARES REDEEMED - CLASS B .............................................................           (492,370)             (761,897)
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................             78,825               162,377
                                                                                              ---------------       ---------------
   SHARES SOLD - CLASS C .................................................................            234,004               440,081
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................             14,625                 6,035
   SHARES REDEEMED - CLASS C .............................................................           (465,017)             (313,818)
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................           (216,388)              132,298
                                                                                              ---------------       ---------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................         16,348,481            11,788,991
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................          1,206,698               974,349
   SHARES REDEEMED -INSTITUTIONAL CLASS ..................................................        (10,061,647)           (6,510,150)
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................          7,493,532             6,253,190
                                                                                              ---------------       ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................          7,671,283             6,752,831
                                                                                              ===============       ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $    20,954,606       $    30,644,630
                                                                                              ===============       ===============

                                                                                                      INDEX ALLOCATION FUND
                                                                                             ---------------------------------------
                                                                                                        FOR THE              FOR THE
                                                                                                     YEAR ENDED           YEAR ENDED
                                                                                             SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                                                             ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................      $ 75,933,871        $   73,823,484

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           144,189                96,211
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         1,200,897               (17,596)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         7,716,864            14,894,185
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         9,061,950            14,972,800
                                                                                                ------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ............................................................................            (8,397)              (75,519)
      CLASS B ............................................................................                 0                (4,022)
      CLASS C ............................................................................                 0                (5,774)
      INSTITUTIONAL CLASS ................................................................               N/A                   N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ............................................................................                 0               (60,983)
      CLASS B ............................................................................                 0               (19,499)
      CLASS C ............................................................................                 0               (36,891)
      INSTITUTIONAL CLASS ................................................................               N/A                   N/A
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................         4,591,631             1,654,066
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................             6,811               113,857
   COST OF SHARES REDEEMED - CLASS A .....................................................        (4,826,649)           (5,580,571)
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A  ..............................................................................          (228,207)           (3,812,648)
                                                                                                ------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................         1,172,355             1,089,927
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................                 0                22,116
   COST OF SHARES REDEEMED - CLASS B .....................................................        (4,992,211)           (3,464,755)
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B . .............................................................................        (3,819,856)           (2,352,712)
                                                                                                ------------        --------------
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................         2,191,771             1,356,312
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................                 0                31,302
   COST OF SHARES REDEEMED - CLASS C .....................................................        (5,498,817)           (7,881,979)
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C .. ............................................................................        (3,307,046)           (6,494,365)
                                                                                                ------------        --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................               N/A                   N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................               N/A                   N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................               N/A                   N/A
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................               N/A                   N/A
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (7,355,109)          (12,659,725)
                                                                                                ============        ==============
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         1,698,444             2,110,387
                                                                                                ============        ==============
ENDING NET ASSETS ........................................................................      $ 77,632,315        $   75,933,871
                                                                                                ============        ==============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................           317,097               125,744
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................               480                 9,988
   SHARES REDEEMED - CLASS A .............................................................          (336,918)             (462,955)
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................           (19,341)             (327,223)
                                                                                                ------------        --------------
   SHARES SOLD - CLASS B .................................................................            68,146                76,022
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                 0                 1,598
   SHARES REDEEMED - CLASS B .............................................................          (289,978)             (246,441)
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................          (221,832)             (168,821)
                                                                                                ------------        --------------
   SHARES SOLD - CLASS C .................................................................           128,396                93,000
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                 0                 2,259
   SHARES REDEEMED - CLASS C .............................................................          (322,922)             (566,372)
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................          (194,526)             (471,113)
                                                                                                ------------        --------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................               N/A                   N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................               N/A                   N/A
   SHARES REDEEMED -INSTITUTIONAL CLASS ..................................................               N/A                   N/A
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................               N/A                   N/A
                                                                                                ------------        --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS  .........................................................................          (435,699)             (967,157)
                                                                                                ============        ==============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................      $    135,884        $        8,406
                                                                                                ============        ==============

WELLS FARGO ASSET ALLOCATION FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                              MODERATE BALANCED FUND
                                                                                      ---------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                              YEAR ENDED           YEAR ENDED
                                                                                      SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                                                      ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................................      $ 512,459,742       $ 459,247,717

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................         10,723,262          10,876,321
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................         14,531,583          15,580,074
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............         11,904,852          32,755,745
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................         37,159,697          59,212,140
                                                                                         -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................................                  0                 N/A
      CLASS B .....................................................................                  0                 N/A
      CLASS C .....................................................................                  0                 N/A
      INSTITUTIONAL CLASS .........................................................        (15,693,011)        (15,125,044)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................................                  0                 N/A
      CLASS B .....................................................................                  0                 N/A
      CLASS C .....................................................................                  0                 N/A
      INSTITUTIONAL CLASS .........................................................         (5,123,328)         (4,586,294)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................          2,822,913                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................                  0                 N/A
   COST OF SHARES REDEEMED - CLASS A ..............................................           (242,861)                N/A
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ........................................................................          2,580,052                 N/A
                                                                                         -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................          2,583,907                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................                  0                 N/A
   COST OF SHARES REDEEMED - CLASS B ..............................................           (282,721)                N/A
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B.........................................................................          2,301,186                 N/A
                                                                                         -------------       -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................            709,196                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................                  0                 N/A
   COST OF SHARES REDEEMED - CLASS C ..............................................            (13,414)                N/A
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C.........................................................................            695,782                 N/A
                                                                                         -------------       -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ................................         63,507,248          68,308,317
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............................         20,581,479          19,415,187
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..................................        (68,197,509)        (74,012,281)
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ............................................................         15,891,218          13,711,223
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...         21,468,238          13,711,223
                                                                                         =============       =============
NET INCREASE (DECREASE) IN NET ASSETS .............................................         37,811,596          53,212,025
                                                                                         =============       =============
ENDING NET ASSETS .................................................................      $ 550,271,338       $ 512,459,742
                                                                                         =============       =============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ..........................................................            129,786                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................                  0                 N/A
   SHARES REDEEMED - CLASS A ......................................................            (11,185)                N/A
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...........................            118,601                 N/A
                                                                                         -------------       -------------
   SHARES SOLD - CLASS B ..........................................................            119,706                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................                  0                 N/A
   SHARES REDEEMED - CLASS B ......................................................            (13,120)                N/A
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...........................            106,586                 N/A
                                                                                         -------------       -------------
   SHARES SOLD - CLASS C ..........................................................             32,680                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................                  0                 N/A
   SHARES REDEEMED - CLASS C ......................................................               (617)                N/A
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...........................             32,063                 N/A
                                                                                         -------------       -------------
   SHARES SOLD - INSTITUTIONAL CLASS ..............................................          2,928,504           3,406,953
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........            958,328             987,599
   SHARES REDEEMED -INSTITUTIONAL CLASS ...........................................         (3,144,152)         (3,691,696)
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............            742,680             702,856
                                                                                         -------------       -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...................................................................            999,930             702,856
                                                                                         =============       =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................      $   7,875,656       $  12,991,504
                                                                                         =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                          STRATEGIC GROWTH ALLOCATION FUND
                                                                                      ---------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                              YEAR ENDED           YEAR ENDED
                                                                                      SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                                                      ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................................      $ 131,759,828        $  78,672,654

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................          1,805,851            1,216,967
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................          4,410,346           (1,465,299)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............          9,646,309           19,232,700
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................         15,862,506           18,984,368
                                                                                         -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................................                N/A                  N/A
      CLASS B .....................................................................                N/A                  N/A
      CLASS C .....................................................................                N/A                  N/A
      INSTITUTIONAL CLASS .........................................................         (1,827,801)          (1,300,068)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................................                N/A                  N/A
      CLASS B .....................................................................                N/A                  N/A
      CLASS C .....................................................................                N/A                  N/A
      INSTITUTIONAL CLASS .........................................................                  0                    0
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A ..............................................                N/A                  N/A
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ........................................................................                N/A                  N/A
                                                                                         -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B ..............................................                N/A                  N/A
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ........................................................................                N/A                  N/A
                                                                                         -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................                N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................                N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C ..............................................                N/A                  N/A
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ........................................................................                N/A                  N/A
                                                                                         -------------        -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ................................         52,058,620           46,290,862
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............................          1,812,422            1,288,799
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..................................        (29,282,720)         (12,176,787)
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .........................................................            24,588,322           35,402,874
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...         24,588,322           35,402,874
                                                                                         =============        =============
NET INCREASE (DECREASE) IN NET ASSETS .............................................         38,623,027           53,087,174
                                                                                         =============        =============
ENDING NET ASSETS .................................................................      $ 170,382,855        $ 131,759,828
                                                                                         =============        =============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A  .........................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................                N/A                  N/A
   SHARES REDEEMED - CLASS A ......................................................                N/A                  N/A
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...........................                N/A                  N/A
                                                                                         -------------        -------------
   SHARES SOLD - CLASS B ..........................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................                N/A                  N/A
   SHARES REDEEMED - CLASS B ......................................................                N/A                  N/A
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...........................                N/A                  N/A
                                                                                         -------------        -------------
   SHARES SOLD - CLASS C ..........................................................                N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................                N/A                  N/A
   SHARES REDEEMED - CLASS C ......................................................                N/A                  N/A
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...........................                N/A                  N/A
                                                                                         -------------        -------------
   SHARES SOLD - INSTITUTIONAL CLASS ..............................................          4,036,768            4,184,034
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........            141,154              121,815
   SHARES REDEEMED -INSTITUTIONAL CLASS ...........................................         (2,274,032)          (1,128,115)
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............          1,903,890            3,177,734
                                                                                         -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...................................................................          1,903,890            3,177,734
                                                                                         =============        =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................      $   1,373,355        $   1,435,876
                                                                                         =============        =============

                                                                                               STRATEGIC INCOME FUND
                                                                                      ---------------------------------------
                                                                                                 FOR THE              FOR THE
                                                                                              YEAR ENDED           YEAR ENDED
                                                                                      SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
                                                                                      ------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................................     $ 381,254,038        $ 288,610,098

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................................         9,202,198            8,885,725
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................................         4,240,987            5,546,458
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ............         4,538,166            9,976,603
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...................        17,981,351           24,408,786
                                                                                        -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A .....................................................................               N/A                  N/A
      CLASS B .....................................................................               N/A                  N/A
      CLASS C .....................................................................               N/A                  N/A
      INSTITUTIONAL CLASS .........................................................       (10,150,095)          (9,380,842)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A .....................................................................               N/A                  N/A
      CLASS B .....................................................................               N/A                  N/A
      CLASS C .....................................................................               N/A                  N/A
      INSTITUTIONAL CLASS .........................................................        (2,655,070)            (837,470)
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ............................................               N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ........................................               N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A ..............................................               N/A                  N/A
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS A ........................................................................               N/A                  N/A
                                                                                        -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ............................................               N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ........................................               N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B ..............................................               N/A                  N/A
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS B ........................................................................               N/A                  N/A
                                                                                        -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ............................................               N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ........................................               N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C ..............................................               N/A                  N/A
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ........................................................................               N/A                  N/A
                                                                                        -------------        -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ................................       111,390,585          125,017,004
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ............................        12,680,745           10,051,622
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ..................................       (98,160,398)         (56,615,160)
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS .........................................................           25,910,932           78,453,466
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ...        25,910,932           78,453,466
                                                                                        =============        =============
NET INCREASE (DECREASE) IN NET ASSETS .............................................        31,087,118           92,643,940
                                                                                        =============        =============
ENDING NET ASSETS .................................................................     $ 412,341,156        $ 381,254,038
                                                                                        =============        =============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A  .........................................................               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .......................               N/A                  N/A
   SHARES REDEEMED - CLASS A ......................................................               N/A                  N/A
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...........................               N/A                  N/A
                                                                                        -------------        -------------
   SHARES SOLD - CLASS B ..........................................................               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B .......................               N/A                  N/A
   SHARES REDEEMED - CLASS B ......................................................               N/A                  N/A
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...........................               N/A                  N/A
                                                                                        -------------        -------------
   SHARES SOLD - CLASS C ..........................................................               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C .......................               N/A                  N/A
   SHARES REDEEMED - CLASS C ......................................................               N/A                  N/A
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...........................               N/A                  N/A
                                                                                        -------------        -------------
   SHARES SOLD - INSTITUTIONAL CLASS ..............................................         5,752,307            6,640,170
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...........           659,912              550,463
   SHARES REDEEMED -INSTITUTIONAL CLASS ...........................................        (5,069,585)          (3,035,100)
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............         1,342,634            4,155,533
                                                                                        -------------        -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ...................................................................         1,342,634            4,155,533
                                                                                        =============        =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................     $   6,819,302        $   7,884,382
                                                                                        =============        =============

WELLS FARGO ASSET ALLOCATION FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            NET REALIZED
                                                 BEGINNING          NET              AND    DIVIDENDS
                                                 NET ASSET   INVESTMENT       UNREALIZED     FROM NET
                                                 VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT
                                                     SHARE       (LOSS)      INVESTMENTS       INCOME
-----------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
-----------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......     $ 17.50          0.36(6)       1.57        (0.36)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......     $ 14.97          0.30          2.53        (0.30)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......     $ 18.72          0.32         (2.52)       (0.32)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......     $ 24.36          0.36         (3.87)       (0.36)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .......     $ 25.84          0.55          2.21        (0.55)

CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......     $ 10.63          0.13(6)       0.95        (0.13)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......     $  9.09          0.10          1.54        (0.10)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......     $ 11.36          0.11         (1.53)       (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......     $ 14.78          0.13         (2.35)       (0.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .......     $ 15.63          0.22          1.35        (0.19)

CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......     $ 10.65          0.13(6)       0.95        (0.13)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......     $  9.11          0.11          1.54        (0.11)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......     $ 11.39          0.11         (1.53)       (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......     $ 14.82          0.13         (2.35)       (0.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .......     $ 15.68          0.21          1.36        (0.19)

INSTITUTIONAL CLASS
October 1, 2003 to September 30, 2004 .......     $ 17.53          0.40(6)       1.57        (0.41)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......     $ 14.99          0.33          2.56        (0.35)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......     $ 18.72          0.32         (2.50)       (0.32)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......     $ 24.37          0.46         (3.98)       (0.36)
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ...     $ 23.18          0.50          1.15        (0.46)

GROWTH BALANCED FUND
-----------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......     $ 28.27          0.41(6)       2.41        (0.58)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......     $ 24.27          0.34          4.05        (0.39)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......     $ 29.18          0.38         (3.88)       (0.23)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......     $ 34.96          0.59         (3.72)       (0.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .......     $ 32.69          0.62          4.05        (0.59)

CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......     $ 25.89          0.16(6)       2.22        (0.44)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......     $ 22.22          0.16          3.68        (0.17)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......     $ 26.92          0.19         (3.59)       (0.12)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......     $ 32.50          0.39         (3.50)       (0.44)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .......     $ 30.59          0.42          3.71        (0.41)

CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......     $ 25.88          0.16(6)       2.21        (0.44)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......     $ 22.22          0.15          3.69        (0.18)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......     $ 26.91          0.17         (3.57)       (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......     $ 32.50          0.39         (3.50)       (0.45)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .......     $ 30.65          0.48          3.66        (0.48)

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......     $ 26.34          0.45(6)       2.25        (0.63)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......     $ 22.65          0.35          3.80        (0.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......     $ 27.33          0.44         (3.65)       (0.29)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......     $ 32.91          0.57         (3.43)       (0.69)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 .......     $ 30.86          0.69          3.79        (0.62)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                              DISTRIBUTIONS      ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   FROM NET   NET ASSET   -----------------------------------------------
                                                   REALIZED   VALUE PER   NET INVESTMENT       GROSS    EXPENSE        NET
                                                      GAINS       SHARE     INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      (0.27)        $ 18.80         1.90%       1.34%      (0.19)%      1.15%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       0.00         $ 17.50         1.80%       1.45%      (0.30)%      1.15%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      (1.23)        $ 14.97         1.76%       1.34%      (0.25)%      1.09%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      (1.77)        $ 18.72         1.71%       1.20%      (0.21)%      0.99%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......      (3.69)        $ 24.36         2.20%       1.18%      (0.19)%      0.99%

CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      (0.16)        $ 11.42         1.15%       2.09%      (0.19)%      1.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       0.00         $ 10.63         1.05%       2.27%      (0.37)%      1.90%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      (0.74)        $  9.09         1.00%       2.15%      (0.31)%      1.84%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      (1.07)        $ 11.36         0.96%       1.93%      (0.19)%      1.74%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......      (2.23)        $ 14.78         1.45%       1.97%      (0.23)%      1.74%

CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      (0.16)        $ 11.44         1.15%       2.09%      (0.19)%      1.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       0.00         $ 10.65         1.05%       2.23%      (0.33)%      1.90%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      (0.75)        $  9.11         1.01%       2.11%      (0.27)%      1.84%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      (1.08)        $ 11.39         0.96%       1.89%      (0.15)%      1.74%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......      (2.24)        $ 14.82         1.42%       1.91%      (0.17)%      1.74%

INSTITUTIONAL CLASS
October 1, 2003 to September 30, 2004 ......      (0.27)        $ 18.82         2.16%       1.10%      (0.20)%      0.90%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       0.00         $ 17.53         2.04%       1.22%      (0.31)%      0.91%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      (1.23)        $ 14.99         1.89%       1.15%      (0.18)%      0.97%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      (1.77)        $ 18.72         1.70%       1.12%      (0.12)%      1.00%
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ..       0.00         $ 24.37         2.21%       1.03%      (0.04)%      0.99%

GROWTH BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       0.00         $ 30.51         1.33%       1.28%(4)   (0.08)%(4)   1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       0.00         $ 28.27         1.43%       1.48%(4)   (0.28)%(4)   1.20%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      (1.18)        $ 24.27         1.60%       1.18%(4)   (0.03)%(4)   1.15%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      (2.03)        $ 29.18         1.93%       1.30%(4)   (0.15)%(4)   1.15%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......      (1.81)        $ 34.96         2.05%       1.37%(4)   (0.22)%(4)   1.15%(4)

CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       0.00         $ 27.83         0.58%       2.02%(4)   (0.07)%(4)   1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       0.00         $ 25.89         0.69%       2.57%(4)   (0.62)%(4)   1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      (1.18)        $ 22.22         0.85%       2.13%(4)   (0.23)%(4)   1.90%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      (2.03)        $ 26.92         1.16%       2.16%(4)   (0.26)%(4)   1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......      (1.81)        $ 32.50         1.28%       2.15%(4)   (0.25)%(4)   1.90%(4)

CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       0.00         $ 27.81         0.58%       2.02%(4)   (0.07)%(4)   1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       0.00         $ 25.88         0.69%       2.57%(4)   (0.62)%(4)   1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      (1.18)        $ 22.22         0.85%       2.17%(4)   (0.27)%(4)   1.90%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      (2.03)        $ 26.91         1.18%       2.06%(4)   (0.16)%(4)   1.90%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......      (1.81)        $ 32.50         1.31%       2.12%(4)   (0.22)%(4)   1.90%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       0.00         $ 28.41         1.59%       0.95%(4)   (0.01)%(4)   0.94%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       0.00         $ 26.34         1.69%       1.05%(4)   (0.11)%(4)   0.94%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      (1.18)        $ 22.65         1.80%       1.05%(4)   (0.12)%(4)   0.93%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      (2.03)        $ 27.33         2.16%       0.97%(4)   (0.04)%(4)   0.93%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......      (1.81)        $ 32.91         2.23%       1.01%(4)   (0.08)%(4)   0.93%(4)

                                                           PORTFOLIO     NET ASSETS AT
                                                  TOTAL     TURNOVER     END OF PERIOD
                                               RETURN(2)        RATE   (000'S OMITTED)
--------------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    11.12%          4%       $   864,857
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    19.04%         15%       $   838,683
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (13.20)%        23%       $   763,925
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (15.52)%        54%       $   989,513
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    11.96%         37%       $ 1,266,358

CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    10.24%          4%       $   208,029
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    18.10%         15%       $   280,220
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (13.83)%        23%       $   325,790
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (16.18)%        54%       $   479,035
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    11.21%         37%       $   577,526

CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    10.25%          4%       $    25,268
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    18.14%         15%       $    27,345
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (13.86)%        23%       $    23,466
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (16.16)%        54%       $    31,536
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    11.17%         37%       $    32,911

INSTITUTIONAL CLASS
October 1, 2003 to September 30, 2004 ......    11.33%          4%       $    37,794
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    19.38%         15%       $    18,214
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (13.09)%        23%       $    14,529
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (15.57)%        54%       $    17,515
NOVEMBER 8, 1999(3) TO SEPTEMBER 30, 2000 ..     7.14%         37%       $    20,822

GROWTH BALANCED FUND
--------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    10.02%       51%(5)      $    56,566
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    18.25%       53%(5)      $    43,509
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (12.99)%      48%(5)      $    32,370
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    (9.78)%      60%(5)      $    25,049
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    14.86%       56%(5)      $    17,976

CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......     9.17%       51%(5)      $    89,783
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    17.40%       53%(5)      $    81,511
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (13.68)%      48%(5)      $    66,337
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (10.45)%      60%(5)      $    48,487
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    14.04%       56%(5)      $    20,198

CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......     9.18%       51%(5)      $    20,799
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    17.35%       53%(5)      $    24,958
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (13.67)%      48%(5)      $    18,484
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (10.46)%      60%(5)      $    11,265
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    14.06%       56%(5)      $     6,564

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    10.31%       51%(5)      $ 1,738,782
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    18.53%       53%(5)      $ 1,415,216
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (12.85)%      48%(5)      $ 1,075,256
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    (9.59)%      60%(5)      $ 1,164,850
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    15.14%       56%(5)      $ 1,065,362

WELLS FARGO ASSET ALLOCATION FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          NET REALIZED
                                               BEGINNING          NET              AND    DIVIDENDS
                                               NET ASSET   INVESTMENT       UNREALIZED     FROM NET
                                               VALUE PER       INCOME   GAIN (LOSS) ON   INVESTMENT
                                                   SHARE       (LOSS)      INVESTMENTS       INCOME
---------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    $ 12.92      0.07(6)         1.53           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    $ 10.56      0.06(6)         2.34          (0.02)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......    $ 14.03      0.03           (2.87)          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    $ 21.50      0.01           (5.41)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    $ 19.72      0.01            2.48           0.00

CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    $ 15.47     (0.04)(6)        1.84           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    $ 12.72     (0.04)(6)        2.81           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......    $ 17.03     (0.11)          (3.43)          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    $ 26.30     (0.16)          (6.58)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    $ 24.30     (0.15)           3.02           0.00

CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    $ 15.48     (0.04)(6)        1.84           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    $ 12.72     (0.04)(6)        2.82           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......    $ 17.04     (0.12)          (3.43)          0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    $ 26.31     (0.21)          (6.53)          0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    $ 24.32     (0.22)           3.08           0.00

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------
CLASS A
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ..    $ 21.79      0.13           (0.20)          0.00

CLASS B
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ..    $ 21.79      0.06           (0.23)          0.00

CLASS C
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ..    $ 21.79      0.08           (0.25)          0.00

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    $ 21.09      0.42            1.10          (0.64)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    $ 19.47      0.44            2.02          (0.64)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......    $ 22.29      0.56           (1.80)         (0.54)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    $ 24.83      0.76           (1.17)         (0.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    $ 24.18      0.94            1.79          (0.83)

STRATEGIC GROWTH ALLOCATION(7)
---------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    $ 11.85      0.14            1.26          (0.16)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    $ 9.91       0.10            2.00          (0.16)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......    $ 12.02      0.13           (2.03)         (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    $ 14.78      0.17           (2.29)         (0.17)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    $ 12.89      0.18            1.85          (0.12)

STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    $ 19.23      0.44            0.46          (0.51)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    $ 18.42      0.46            1.00          (0.60)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......    $ 19.92      0.61           (0.75)         (0.78)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    $ 20.44      0.84           (0.06)         (0.93)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    $ 20.06      0.95            0.86          (0.88)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                               DISTRIBUTIONS       ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    FROM NET    NET ASSET   --------------------------------------------------
                                                    REALIZED    VALUE PER   NET INVESTMENT      GROSS   EXPENSE          NET
                                                       GAINS        SHARE    INCOME (LOSS)   EXPENSES    WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......        0.00        $ 14.52         0.51%        1.44%      (0.24)%      1.20%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       (0.02)       $ 12.92         0.48%        1.52%      (0.22)%      1.30%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       (0.63)       $ 10.56         0.20%        1.43%      (0.13)%      1.30%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       (2.07)       $ 14.03         0.01%        1.30%      (0.00)%      1.30%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......       (0.71)       $ 21.50        (0.01)%       1.32%      (0.02)%      1.30%

CLASS B
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......        0.00        $ 17.27        (0.25)%       2.19%      (0.24)%      1.95%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       (0.02)       $ 15.47        (0.16)%       2.47%      (0.42)%      2.05%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       (0.77)       $ 12.72        (0.55)%       2.43%      (0.38)%      2.05%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       (2.53)       $ 17.03        (0.74)%       2.15%      (0.10)%      2.05%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......       (0.87)       $ 26.30        (0.78)%       2.18%      (0.13)%      2.05%

CLASS C
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......        0.00        $ 17.28        (0.25)%       2.19%      (0.24)%      1.95%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       (0.02)       $ 15.48        (0.18)%       2.36%      (0.31)%      2.05%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       (0.77)       $ 12.72        (0.56)%       2.21%      (0.16)%      2.05%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       (2.53)       $ 17.04        (0.74)%       2.05%      (0.00)%      2.05%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......       (0.87)       $ 26.31        (0.76)%       2.13%      (0.08)%      2.05%

MODERATE BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ..        0.00        $ 21.72         1.14%        1.27%(4)   (0.12)%(4)   1.15%(4)

CLASS B
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ..        0.00        $ 21.62         0.65%        2.02%(4)   (0.12)%(4)   1.90%(4)

CLASS C
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ..        0.00        $ 21.62         0.65%        2.01%(4)   (0.11)%(4)   1.90%(4)

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       (0.21)       $ 21.76         1.97%        0.92%(4)   (0.02)%(4)   0.90%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       (0.20)       $ 21.09         2.25%        1.03%(4)   (0.14)%(4)   0.89%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       (1.04)       $ 19.47         2.55%        1.02%(4)   (0.14)%(4)   0.88%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       (1.26)       $ 22.29         3.37%        0.93%(4)   (0.05)%(4)   0.88%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......       (1.25)       $ 24.83         3.58%        0.96%(4)   (0.08)%(4)   0.88%(4)

STRATEGIC GROWTH ALLOCATION(7)
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......        0.00        $ 13.09         1.14%        1.02%(4)   (0.02)%(4)   1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......        0.00        $ 11.85         1.20%        1.13%(4)   (0.13)%(4)   1.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       (0.10)       $  9.91         1.20%        1.08%(4)   (0.08)%(4)   1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       (0.47)       $ 12.02         1.37%        1.03%(4)   (0.03)%(4)   1.00%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......       (0.02)       $ 14.78         1.40%        1.17%(4)   (0.17)%(4)   1.00%(4)

STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       (0.14)       $ 19.48         2.32%        0.90%(4)   (0.05)%(4)   0.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       (0.05)       $ 19.23         2.78%        0.97%(4)   (0.15)%(4)   0.82%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       (0.58)       $ 18.42         3.23%        1.00%(4)   (0.20)%(4)   0.80%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       (0.37)       $ 19.92         4.34%        0.90%(4)   (0.10)%(4)   0.80%(4)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......       (0.55)       $ 20.44         4.69%        0.94%(4)   (0.14)%(4)   0.80%(4)

                                                          PORTFOLIO      NET ASSETS AT
                                                   TOTAL   TURNOVER      END OF PERIOD
                                               RETURN(2)       RATE    (000'S OMITTED)
-------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    12.41%       5%          $  45,559
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    22.79%       2%          $  40,762
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (21.55)%      4%          $  36,770
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (27.42)%      4%          $  57,833
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    12.63%       7%          $  89,608
CLASS B

OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    11.64%       5%          $  10,201
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    21.84%       2%          $  12,569
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (22.15)%      4%          $  12,478
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (27.98)%      4%          $  19,775
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    11.81%       7%          $  29,726
CLASS C

OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    11.63%       5%          $  21,873
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    21.91%       2%          $  22,603
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (22.20)%      4%          $  24,575
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (27.97)%      4%          $  44,621
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    11.76%       7%          $  77,008

MODERATE BALANCED FUND
-------------------------------------------------------------------------------------
CLASS A
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ..    (0.32)%     62%(5)       $   2,576

CLASS B
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ..    (0.78)%     62%(5)       $   2,304

CLASS C
JANUARY 30, 2004(3) TO SEPTEMBER 30, 2004 ..    (0.78)%     62%(5)       $     693

INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......     7.28%      62%(5)       $ 544,698
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    12.99%      64%(5)       $ 512,460
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......    (6.35)%     61%(5)       $ 459,248
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    (1.98)%     69%(5)       $ 519,931
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    11.98%      58%(5)       $ 524,214

STRATEGIC GROWTH ALLOCATION(7)
-------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    11.82%      42%(5)       $ 170,383
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    21.36%      43%(5)       $ 131,760
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (16.22)%     40%(5)       $  78,673
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......   (14.97)%     49%(5)       $  82,908
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    15.82%      48%(5)       $  90,334

STRATEGIC INCOME FUND
-------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......    4.74%      72%(5)        $ 412,341
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......    8.17%      73%(5)        $ 381,254
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......   (0.89)%     71%(5)        $ 288,610
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......    3.89%      77%(5)        $ 301,041
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ......    9.52%      62%(5)        $ 268,386

WELLS FARGO ASSET ALLOCATION FUNDS                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      NOTES TO FINANCIAL HIGHLIGHTS
      --------------------------------------------------------------------------

      (1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

      (2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

      (3)   Commencement of operations.

      (4) Includes net expenses allocated from the Portfolio(s) in which the Fund invests.

      (5) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

      (6)   Calculated based upon average shares outstanding.

      (7) The fund was renamed from Aggressive Balanced Equity to Strategic Growth Allocation on February 1, 2002.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

            Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Asset Allocation Fund, Growth Balanced Fund, Index Allocation Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund.

            The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing and administration fees.

            The Growth Balanced Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Growth Balanced Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund are as follows:


                                      Growth         Moderate      Strategic Growth    Strategic
                                   Balanced Fund   Balanced Fund   Allocation Fund    Income Fund
DISCIPLINED GROWTH PORTFOLIO             35%             6%                4%              2%
EQUITY INCOME PORTFOLIO                  14%             3%                2%              1%
INDEX PORTFOLIO                          17%             3%                2%              1%
INTERNATIONAL EQUITY PORTFOLIO           30%             5%                3%              2%
LARGE CAP APPRECIATION PORTFOLIO         27%             5%                3%              2%
LARGE CAP VALUE PORTFOLIO                27%             5%                3%              2%
LARGE COMPANY GROWTH PORTFOLIO            6%             1%                1%              0%
MANAGED FIXED INCOME PORTFOLIO           49%            18%                3%             17%
OVERSEAS PORTFOLIO                       30%             5%                3%              2%
SMALL CAP INDEX PORTFOLIO                13%             2%                1%              1%
SMALL COMPANY GROWTH PORTFOLIO            5%             1%                1%              0%
SMALL COMPANY VALUE PORTFOLIO             9%             2%                1%              1%
STABLE INCOME PORTFOLIO                 N/A              9%              N/A              12%
STRATEGIC VALUE BOND PORTFOLIO           49%            18%                3%             17%
TACTICAL MATURITY BOND PORTFOLIO         47%            18%                2%             16%

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

WELLS FARGO ASSET ALLOCATION FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

            Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

            Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

            Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

            Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

            Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

            Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

            Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FUTURES CONTRACTS

            The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2004, the following Fund(s) held futures contracts:

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                       Net Unrealized
                                                        Expiration       Notional       Appreciation
Fund                      Contracts        Type            Date           Amount       (Depreciation
ASSET ALLOCATION FUND    1074 Long     S&P 500 Index   December 2004   $ 300,659,110    $ (1,308,460)
ASSET ALLOCATION FUND     143 Long       US T-Bonds    December 2004      15,812,810         234,472
ASSET ALLOCATION FUND    2488 Short      US T-Bonds    December 2004     275,192,575      (4,007,675)
GROWTH BALANCED FUND     1,023 Long    S&P 500 Index   December 2004     286,337,700      (1,202,015)
GROWTH BALANCED FUND     2,504 Short     US T-Bonds    December 2004     276,926,750      (4,069,000)
INDEX ALLOCATION FUND      4 Long      S&P 500 Index   December 2004       1,109,000           5,900
MODERATE BALANCED FUND    195 Long     S&P 500 Index   December 2004      54,580,500        (229,125)
MODERATE BALANCED FUND    481 Short      US T-Bonds    December 2004      53,195,594        (781,625)
STRATEGIC GROWTH           86 Long     S&P 500 Index   December 2004      24,071,400        (101,050)
ALLOCATION FUND
STRATEGIC GROWTH          221 Short      US T-Bonds    December 2004      24,441,219        (359,125)
ALLOCATION FUND
STRATEGIC INCOME FUND      72 Long     S&P 500 Index   December 2004      20,152,800         (84,600)
STRATEGIC INCOME FUND     184 Short      US T-Bonds    December 2004      20,349,250        (299,000)

DISTRIBUTIONS TO SHAREHOLDERS

            Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Asset Allocation and Index Allocation Funds, for which net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

            For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

            Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

            At September 30, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                                   Undistributed Net   Undistributed Net
Fund                               Investment Income   Realized Gain/Loss   Paid-in Capital
ASSET ALLOCATION FUND                 $  (86,349)          $  87,751           $  (1,402)
GROWTH BALANCED FUND                    (344,249)            374,620             (30,371)
INDEX ALLOCATION FUND                     (8,314)              7,219               1,095
MODERATE BALANCED FUND                  (146,099)            169,348             (23,249)
STRATEGIC GROWTH ALLOCATION FUND         (40,571)             40,862                (291)
STRATEGIC INCOME FUND                   (117,183)            130,656             (13,473)

WELLS FARGO ASSET ALLOCATION FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

            Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2004.

            At September 30, 2004, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                   Capital Loss
Fund                                        Year Expires           Carryforwards

INDEX ALLOCATION FUND                           2011                $ 2,778,619
STRATEGIC GROWTH ALLOCATION FUND                2011                  6,075,767

            At September 30, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

Fund                                          Deferred Post-October Capital Loss

ASSET ALLOCATION FUND                                    $22,267,778

SECURITY LOANS

            The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. As of October 1, 2004, the amount Wells Fargo Bank, N.A. will receive for its services will be reduced to 35%. The value of the securities on loan and the value of the related collateral at September 30, 2004 are shown on the Statement of Assets and Liabilities.

            At September 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                   Repurchase   Short-Term   Mid-Term      Money
Fund               Agreements   Securities   Securities    Market Fund   Total

ASSET ALLOCATION       21%          64%          13%            2%        100%
INDEX ALLOCATION       28%          55%          16%            1%        100%

Fund               A Ratings    AA Ratings   AAA Ratings   Non-rated     Total

ASSET ALLOCATION       54%          17%          26%            3%        100%
INDEX ALLOCATION       72%          4%           13%           11%        100%

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

            The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

            Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

                                                                                                           Sub-Advisory
                                                          Advisory Fee*                                       Fee (% of
                                   Average Daily          (% of Average                     Average Daily   Average Daily
Fund                               Net Assets           Daily Net Assets)    Sub-Adviser     Net Assets      Net Assets)
ASSET ALLOCATION FUND*               $0 - 499 million         0.650         Wells Capital   $0 - 1billion       0.15
                                   $500 - 999 million         0.600         Management        >$1 billion       0.10
                                   $1 - $2.99 billion         0.550         Incorporated
                                    $3 - 4.99 billion         0.525
                                       >$4.99 billion         0.500
GROWTH BALANCED FUND                              N/A         0.250         Wells Capital             N/A       0.05
                                                                            Management
                                                                            Incorporated

INDEX ALLOCATION FUND*               $0 - 499 million         0.650         Wells Capital   $0 - 1billion       0.15
                                   $500 - 999 million         0.600         Management        >$1 billion       0.10
                                   $1 - $2.99 billion         0.550         Incorporated
                                    $3 - 4.99 billion         0.525
                                      >$ 4.99 billion         0.500
MODERATE BALANCED FUND                            N/A         0.250         Wells Capital             N/A       0.05
                                                                            Management
                                                                            Incorporated

STRATEGIC GROWTH ALLOCATION FUND                  N/A         0.250         Wells Capital             N/A       0.05
                                                                            Management
                                                                            Incorporated

STRATEGIC INCOME FUND                             N/A         0.250         Wells Capital             N/A       0.05
                                                                            Management
                                                                            Incorporated

            * Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the following annual rates:

                                                       Advisory Fee
                                                       (% of Average
Fund                                                 Daily Net Assets)

ASSET ALLOCATION FUND                                      0.75
INDEX ALLOCATION FUND                                      0.75

            For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

            Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

            The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                                  % Of Average
                        Average Daily Net Assets**              Daily Net Assets

FUND LEVEL                  $0 - 4.99 billion                         0.05
                            $5 - 9.99 billion                         0.04
                               >$9.99 billion                         0.03
CLASS A                                                               0.28
CLASS B                                                               0.28
CLASS C                                                               0.28
INSTITUTIONAL                                                         0.20

            ** Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a fund level administration fee of 0.05% of average daily net assets.

            The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

WELLS FARGO ASSET ALLOCATION FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

CUSTODY FEES

            The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                              % Of Average
                                                            Daily Net Assets

ASSET ALLOCATION FUND                                              0.02

INDEX ALLOCATION FUND                                              0.02

            WFB does not receive a custodial fee for any Fund that invests its assets solely in one more more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

            The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                           % Of Average
                                                         Daily Net Assets

CLASS A, B AND C                                               0.25

INSTITUTIONAL CLASS*                                           0.10

      * FEE APPLIES ONLY TO THE INSTITUTIONAL CLASS SHARES OF THE ASSET ALLOCATION FUND.

            For the year ended September 30, 2004, shareholder servicing fees paid were as follows:

Fund                                 Class A      Class B    Class C    Institutional
ASSET ALLOCATION FUND              $ 2,177,649   $ 627,870   $ 72,492     $ 22,957

GROWTH BALANCED FUND                   132,555     227,115     66,973            0

INDEX ALLOCATION FUND                  113,200      30,061     59,320          N/A

MODERATE BALANCED FUND                   2,206       1,768        690            0

STRATEGIC GROWTH ALLOCATION FUND           N/A         N/A        N/A            0

STRATEGIC INCOME FUND                      N/A         N/A        N/A            0

DISTRIBUTION FEES

            The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Stephens Inc. ("Stephens") at an annual rate of 0.75% of average daily net assets.

            For the year ended September 30, 2004, distribution fees paid are disclosed in the Statement of Operations.

OTHER FEES

            PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

            All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the year ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                        Net Operating Expense Limitations
Fund                               Class A   Class B   Class C   Institutional

ASSET ALLOCATION FUND               1.15%     1.90%     1.90%        0.90%
GROWTH BALANCED FUND                1.20%     1.95%     1.95%        0.95%
INDEX ALLOCATION FUND*              1.15%     1.90%     1.90%         N/A
MODERATE BALANCED FUND              1.15%     1.90%     1.90%        0.90%
STRATEGIC GROWTH ALLOCATION FUND     N/A       N/A       N/A         1.00%
STRATEGIC INCOME FUND                N/A       N/A       N/A         0.85%

NOTES TO FINANCIAL STATEMENTS                 WELLS FARGO ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------

            * Effective February 1, 2004. Prior to February 1, 2004, the Funds' net operating expense limitations were as follows:

Fund                     Class A   Class B   Class C   Institutional

INDEX ALLOCATION FUND*    1.30%     2.05%     2.05%        N/A

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

            Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2004, were as follows:

Fund                                Purchases at Cost   Sales Proceeds

ASSET ALLOCATION FUND                 $  48,981,981      $ 164,891,919
GROWTH BALANCED FUND*                   975,558,553        922,840,820
INDEX ALLOCATION FUND                     3,466,715          3,731,220
MODERATE BALANCED FUND*                 335,370,922        335,792,731
STRATEGIC GROWTH ALLOCATION FUND*        78,417,596         73,283,717
STRATEGIC INCOME FUND*                  282,871,046        291,316,362

            * These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

            The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2004, there were no borrowings under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

            The tax character of distributions paid during the years ended September 30, 2004 and September 30, 2003 was as follows:

                                                          Long-Term           Dividends Paid
                          Ordinary Income                Capital Gain         on Redemption               Total
Fund                     2004           2003          2004         2003        2004   2003         2004           2003
ASSET ALLOCATION
   FUND              $ 27,598,155   $ 18,318,572   $ 9,741,791   $    33,499    $ 0    $ 0     $ 37,339,946   $  18,352,071
GROWTH BALANCED
   FUND                36,886,215     24,781,533             0             0      0      0       36,886,215     224,781,533
INDEX ALLOCATION
   FUND                     8,397         85,384             0       117,304      9      0            8,406         202,688
MODERATE BALANCED
   FUND                15,693,011     15,125,044     5,123,328     4,586,294      0      0       20,816,339      19,711,338
STRATEGIC GROWTH
   ALLOCATION FUND      1,827,801      1,300,068             0             0      0      0        1,827,801       1,300,068
STRATEGIC INCOME
   FUND                10,150,095      9,380,842     2,655,070       837,470      0      0       12,805,165      10,218,312

WELLS FARGO ASSET ALLOCATION FUNDS                 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            As of September 30, 2004, the components of distributable earnings on a tax basis are shown on the table below. The difference between book basis and tax basis appreciation is attributable to tax deferral of losses on wash sales, straddles, and REIT adjustments.

                         Undistributed   Undistributed     Unrealized        Capital
                           Ordinary        Long-Term      Appreciation        Loss
Fund                        Income           Gain        (Depreciation)   Carryforward *       Total
ASSET ALLOCATION FUND     $ 26,024,163    $     50,628   $ (90,741,909)   $ (22,267,778)   $ (86,934,896)
GROWTH BALANCED FUND        11,751,642      10,507,728     174,228,360                0      196,487,730
INDEX ALLOCATION FUND          135,884               0       6,132,344       (2,778,619)       3,489,609
MODERATE BALANCED FUND       4,445,131      13,705,855      60,829,861                0       78,980,847
STRATEGIC GROWTH
   ALLOCATION FUND             778,448               0      14,328,342       (6,075,767)       9,031,023
STRATEGIC INCOME FUND        3,802,333       4,202,848      18,280,271                0       26,285,452

            * THIS AMOUNT INCLUDES THE POST-OCTOBER LOSS, WHICH WILL REVERSE ON THE FIRST DAY OF THE FOLLOWING FISCAL YEAR.

REPORT OF INDEPENDENT REGISTERED              WELLS FARGO ASSET ALLOCATION FUNDS
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities of the Asset Allocation Fund, Growth Balanced Fund, Index Allocation Fund, Moderate Balanced Fund, Strategic Growth Allocation Fund, and Strategic Income Fund, (collectively the "Funds"), six funds of Wells Fargo Funds Trust, including the portfolios of investments as of September 30, 2004, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods presented on pages 58 to 61. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2004, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
November 22, 2004

WELLS FARGO ASSET ALLOCATION FUNDS                   TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)

            Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund(s) listed below designate the following percentage of their ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction:

                                                                Ordinary Income
                                                                   Dividend
                                                                 Distribution %

ASSET ALLOCATION FUND                                                 22%

INDEX ALLOCATION FUND                                                100%

            Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Asset Allocation Fund designates $9,741,791 as a capital gain dividend for the year ended September 30, 2004.

            The Asset Allocation Fund and Index Allocation Fund designate 22% and 100%, respectively, of the income dividends distributed between September 30, 2003 and September 30, 2004, as qualified dividend income
      (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.

PORTFOLIO OF INVESTMENTS--                         WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

COMMON STOCK - 97.53%

AMUSEMENT & RECREATION SERVICES - 2.61%
129,400   INTERNATIONAL GAME TECHNOLOGY<<                            $ 4,651,930
                                                                     -----------
APPAREL & ACCESSORY STORES - 2.01%
 97,400   AMERICAN EAGLE OUTFITTERS INCORPORATED                       3,589,190
                                                                     -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS - 2.55%
 74,100   PULTE HOMES INCORPORATED                                     4,547,517
                                                                     -----------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
   MOBILE HOME DEALERS - 2.16%
 98,400   HOME DEPOT INCORPORATED                                      3,857,280
                                                                     -----------
BUSINESS SERVICES - 13.83%
 97,100   ADOBE SYSTEMS INCORPORATED                                   4,803,537
 81,900   ELECTRONIC ARTS INCORPORATED+<<                              3,766,581
239,400   MICROSOFT CORPORATION                                        6,619,410
143,200   ROBERT HALF INTERNATIONAL INCORPORATED                       3,690,264
105,400   SYMANTEC CORPORATION+<<                                      5,784,352

                                                                      24,664,144
                                                                     -----------
CHEMICALS & ALLIED PRODUCTS - 10.79%
 86,000   GENENTECH INCORPORATED+                                      4,508,120
108,000   GILEAD SCIENCES INCORPORATED+<<                              4,037,040
170,800   PFIZER INCORPORATED                                          5,226,480
101,000   PROCTER & GAMBLE COMPANY                                     5,466,120

                                                                      19,237,760
                                                                     -----------
DEPOSITORY INSTITUTIONS - 2.20%
 98,700   JP MORGAN CHASE & COMPANY                                    3,921,351
                                                                     -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 14.27%
112,000   AMPHENOL CORPORATION CLASS A+                                3,837,120
190,200   COMVERSE TECHNOLOGY INCORPORATED+                            3,581,466
138,900   GENERAL ELECTRIC COMPANY                                     4,664,262
207,400   INTEL CORPORATION                                            4,160,444
 65,600   INTERNATIONAL BUSINESS MACHINES CORPORATION                  5,624,544
155,600   NETWORK APPLIANCE INCORPORATED+                              3,578,800

                                                                      25,446,636
                                                                     -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT - 4.34%
 51,000   FORTUNE BRANDS INCORPORATED                                  3,778,590
115,000   MASCO CORPORATION                                            3,970,950

                                                                       7,749,540
                                                                     -----------
FOOD & KINDRED PRODUCTS - 1.83%
 67,000   PEPSICO INCORPORATED                                         3,259,550
                                                                     -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 2.06%
 97,800   WILLIAMS-SONOMA INCORPORATED+                                3,672,390
                                                                     -----------

WELLS FARGO MASTER PORTFOLIOS                         PORTFOLIO OF INVESTMENTS--
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES    SECURITY NAME                                                VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.60%
 76,200   3M COMPANY                                               $   6,093,714
266,800   CISCO SYSTEMS INCORPORATED+                                  4,829,080
124,200   DELL INCORPORATED+                                           4,421,520

                                                                      15,344,314
                                                                   -------------

INSURANCE CARRIERS - 6.59%
102,000   FIDELITY NATIONAL FINANCIAL INCORPORATED                     3,886,200
 73,000   SAFECO CORPORATION                                           3,332,450
 61,500   UNITEDHEALTH GROUP INCORPORATED                              4,535,010

                                                                      11,753,660
                                                                   -------------

LEATHER & LEATHER PRODUCTS - 2.22%
 93,300   COACH INCORPORATED+<<                                        3,957,786
                                                                   -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 8.53%
 60,000   BAUSCH & LOMB INCORPORATED<<                                 3,987,000
 71,000   BECTON DICKINSON & COMPANY                                   3,670,700
 72,000   STRYKER CORPORATION<<                                        3,461,760
 51,800   ZIMMER HOLDINGS INCORPORATED+                                4,094,272

                                                                      15,213,732
                                                                   -------------

MEDICAL MANAGEMENT SERVICES - 2.54%
 84,800   COVENTRY HEALTH CARE INCORPORATED+<<                         4,525,776
                                                                   -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.50%
110,800   JOHNSON & JOHNSON                                            6,241,364
                                                                   -------------

MISCELLANEOUS RETAIL - 4.96%
 94,200   COSTCO WHOLESALE CORPORATION                                 3,914,952
 92,900   WAL-MART STORES INCORPORATED                                 4,942,280

                                                                       8,857,232
                                                                   -------------

TRANSPORTATION EQUIPMENT - 1.94%
 37,000   UNITED TECHNOLOGIES CORPORATION                              3,455,060
                                                                   -------------

TOTAL COMMON STOCK (COST $160,187,908)                               173,946,212
                                                                   -------------

COLLATERAL FOR SECURITIES LENDING - 14.25%
          COLLATERAL FOR SECURITY LENDING                             25,413,115

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,413,115)            25,413,115
                                                                   -------------

PORTFOLIO OF INVESTMENTS--                         WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 2.53%

MUTUAL FUND - 2.53%
 4,504,359   WELLS FARGO MONEY MARKET TRUST~++                    $   4,504,359
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $4,504,359)                        4,504,359
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $190,105,382)*                114.31%                       $ 203,863,686
OTHER ASSETS AND LIABILITIES, NET   (14.31)                         (25,522,382)
                                    ------                        -------------
TOTAL NET ASSETS                    100.00%                       $ 178,341,304
                                    ======                        =============


<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,504,359.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $190,105,382 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
      GROSS UNREALIZED APPRECIATION          $ 18,765,979
      GROSS UNREALIZED DEPRECIATION            (5,007,675)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 13,758,304

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                         PORTFOLIO OF INVESTMENTS--
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
SHARES     SECURITY NAME                                               VALUE

COMMON STOCK - 99.79%

BUSINESS SERVICES - 1.61%
1,010,400  MICROSOFT CORPORATION                                   $  27,937,560
                                                                   -------------

CHEMICALS & ALLIED PRODUCTS - 11.26%
  415,325  ABBOTT LABORATORIES<<                                      17,593,167
  379,272  AIR PRODUCTS & CHEMICALS INCORPORATED                      20,624,811
  752,984  DU PONT (E.I.) DE NEMOURS & COMPANY                        32,227,715
   42,477  HOSPIRA INCORPORATED+                                       1,299,796
  464,685  MERCK & COMPANY INCORPORATED                               15,334,605
  941,935  PFIZER INCORPORATED                                        28,823,211
  736,510  PROCTER & GAMBLE COMPANY                                   39,859,921
  933,581  ROHM & HAAS COMPANY                                        40,115,976

                                                                     195,879,202
                                                                   -------------

COMMUNICATIONS - 3.46%
   33,640  AT&T CORPORATION                                              481,725
  464,890  SBC COMMUNICATIONS INCORPORATED                            12,063,895
1,209,886  VERIZON COMMUNICATIONS INCORPORATED                        47,645,311

                                                                      60,190,931
                                                                   -------------

DEPOSITORY INSTITUTIONS - 13.61%
  850,970  BANK OF AMERICA CORPORATION                                36,872,530
1,072,765  CITIGROUP INCORPORATED                                     47,330,392
1,605,415  JP MORGAN CHASE & COMPANY                                  63,783,138
2,129,301  US BANCORP                                                 61,536,799
  577,915  WACHOVIA CORPORATION<<                                     27,133,109

                                                                     236,655,968
                                                                   -------------

EATING & DRINKING PLACES - 2.83%
1,756,720  MCDONALD'S CORPORATION                                     49,240,862
                                                                   -------------

ELECTRIC, GAS & SANITARY SERVICES - 3.55%
   25,858  DOMINION RESOURCES INCORPORATED<<                           1,687,234
  211,145  FIRSTENERGY CORPORATION                                     8,673,837
  262,210  FPL GROUP INCORPORATED<<                                   17,914,187
  783,265  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<             33,367,089

                                                                      61,642,347
                                                                   -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 12.36%
  951,650  EMERSON ELECTRIC COMPANY                                   58,897,618
2,015,144  GENERAL ELECTRIC COMPANY                                   67,668,536
  440,700  INTEL CORPORATION                                           8,840,442
  577,367  INTERNATIONAL BUSINESS MACHINES CORPORATION                49,503,447
  896,635  MOTOROLA INCORPORATED                                      16,175,295
1,015,670  NOKIA OYJ ADR                                              13,934,992

                                                                     215,020,330
                                                                   -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT - 3.64%
  854,510  FORTUNE BRANDS INCORPORATED                                63,310,646
                                                                   -------------

PORTFOLIO OF INVESTMENTS--                         WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
SHARES     SECURITY NAME                                               VALUE

FOOD & KINDRED PRODUCTS - 6.10%
1,199,795  PEPSICO INCORPORATED                                    $  58,370,027
2,084,275  SARA LEE CORPORATION<<                                     47,646,526

                                                                     106,016,553
                                                                   -------------

GENERAL MERCHANDISE STORES - 4.58%
1,144,045  MAY DEPARTMENT STORES COMPANY<<                            29,321,874
1,113,845  TARGET CORPORATION                                         50,401,486

                                                                      79,723,360
                                                                   -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.51%
  546,091  3M COMPANY                                                 43,670,897
                                                                   -------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.21%
  545,880  METLIFE INCORPORATED                                       21,098,262
                                                                   -------------
INSURANCE CARRIERS - 5.65%
  131,019  AEGON NV<<                                                  1,415,005
  462,195  ALLSTATE CORPORATION                                       22,180,738
  606,643  AMERICAN INTERNATIONAL GROUP INCORPORATED                  41,245,658
1,012,150  ST PAUL COMPANIES INCORPORATED                             33,461,679

                                                                      98,303,080
                                                                   -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.93%
  275,000  BAXTER INTERNATIONAL INCORPORATED                           8,844,000
  478,959  BECTON DICKINSON & COMPANY<<                               24,762,180

                                                                      33,606,180
                                                                   -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.72%
2,859,815  HEWLETT-PACKARD COMPANY                                    53,621,531
  505,315  JOHNSON & JOHNSON<<                                        28,464,394

                                                                      82,085,925
                                                                   -------------

MOTION PICTURES - 1.32%
1,015,640  WALT DISNEY COMPANY                                        22,902,682
                                                                   -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.73%
  923,430  AMERICAN EXPRESS COMPANY<<                                 47,519,708
                                                                   -------------

PAPER & ALLIED PRODUCTS - 1.06%
  284,700  KIMBERLY-CLARK CORPORATION                                 18,388,773
                                                                   -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.15%
  466,108  BP PLC ADR                                                 26,815,193
  931,470  CHEVRONTEXACO CORPORATION                                  49,964,051
  310,175  CONOCOPHILLIPS                                             25,697,999
1,563,286  EXXON MOBIL CORPORATION                                    75,553,612
  307,034  ROYAL DUTCH PETROLEUM COMPANY                              15,842,955

                                                                     193,873,810
                                                                   -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.78%
  275,000  MORGAN STANLEY                                             13,557,500
                                                                   -------------

WELLS FARGO MASTER PORTFOLIOS                         PORTFOLIO OF INVESTMENTS--
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                           VALUE

TOBACCO PRODUCTS - 1.47%
  542,100   ALTRIA GROUP INCORPORATED<<                         $    25,500,384
                                                                ---------------

TRANSPORTATION EQUIPMENT - 2.26%
1,093,630   HONEYWELL INTERNATIONAL INCORPORATED                     39,217,573
                                                                ---------------

TOTAL COMMON STOCK (COST $1,342,116,031)                          1,735,342,533
            COLLATERAL FOR SECURITIES LENDING - 4.71%

COLLATERAL FOR SECURITY LENDING                                      81,953,982

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $81,953,982)           81,953,982
                                                                ---------------
SHORT-TERM INVESTMENTS - 0.12%

MUTUAL FUND - 0.12%
2,046,487   WELLS FARGO MONEY MARKET TRUST~++                         2,046,487
                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,046,487)                        2,046,487
                                                                ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,426,116,500)*              104.62%                     $ 1,819,343,002
OTHER ASSETS AND LIABILITIES, NET    (4.62)                         (80,282,988)
                                    ------                      ---------------
TOTAL NET ASSETS                    100.00%                     $ 1,739,060,014
                                    ======                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,046,487.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,426,116,500 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
      GROSS UNREALIZED APPRECIATION                 $ 444,164,833
      GROSS UNREALIZED DEPRECIATION                   (50,938,331)
                                                    -------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 393,226,502

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--                         WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

COMMON STOCK - 98.84%

AMUSEMENT & RECREATION SERVICES - 0.17%
 19,620   HARRAH'S ENTERTAINMENT INCORPORATED<<                     $  1,039,468
 60,409   INTERNATIONAL GAME TECHNOLOGY<<                              2,171,703

                                                                       3,211,171
                                                                    ------------

APPAREL & ACCESSORY STORES - 0.47%
158,415   GAP INCORPORATED<<                                           2,962,361
 59,891   KOHL'S CORPORATION+                                          2,886,147
 82,835   LIMITED BRANDS                                               1,846,392
 24,614   NORDSTROM INCORPORATED<<                                       941,239

                                                                       8,636,139
                                                                    ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.13%
 21,859   JONES APPAREL GROUP INCORPORATED                               782,552
 18,881   LIZ CLAIBORNE INCORPORATED                                     712,191
 19,326   VF CORPORATION                                                 955,671

                                                                       2,450,414
                                                                    ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.10%
 46,731   AUTONATION INCORPORATED+<<                                     798,166
 14,573   AUTOZONE INCORPORATED+<<                                     1,125,764

                                                                       1,923,930
                                                                    ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.03%
 11,286   RYDER SYSTEM INCORPORATED                                      530,893
                                                                    ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.17%
 21,661   CENTEX CORPORATION<<                                         1,093,014
  8,116   KB HOME                                                        685,721
 22,246   PULTE HOMES INCORPORATED                                     1,365,237

                                                                       3,143,972
                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.28%
  384,828  HOME DEPOT INCORPORATED                                    15,085,258
  136,658  LOWE'S COMPANIES INCORPORATED                               7,427,362
   24,954  SHERWIN-WILLIAMS COMPANY                                    1,096,978

                                                                      23,609,598
                                                                    ------------

BUSINESS SERVICES - 7.19%
   42,029  ADOBE SYSTEMS INCORPORATED                                  2,079,175
   22,431  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<        1,248,734
   19,894  AUTODESK INCORPORATED                                         967,445
  102,393  AUTOMATIC DATA PROCESSING INCORPORATED                      4,230,879
   39,103  BMC SOFTWARE INCORPORATED+                                    618,218
  185,047  CENDANT CORPORATION                                         3,997,015
   29,648  CITRIX SYSTEMS INCORPORATED+                                  519,433
  102,602  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED<<            2,698,433
   33,079  COMPUTER SCIENCES CORPORATION+<<                            1,558,021
   67,692  COMPUWARE CORPORATION+                                        348,614

WELLS FARGO MASTER PORTFOLIOS                         PORTFOLIO OF INVESTMENTS--
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

BUSINESS SERVICES (CONTINUED)
   24,985   CONVERGYS CORPORATION+                                 $     335,549
    8,769   DELUXE CORPORATION                                           359,704
  115,867   EBAY INCORPORATED+                                        10,652,812
   53,229   ELECTRONIC ARTS INCORPORATED+<<                            2,448,002
   89,807   ELECTRONIC DATA SYSTEMS CORPORATION                        1,741,358
   23,878   EQUIFAX INCORPORATED<<                                       629,424
  150,300   FIRST DATA CORPORATION                                     6,538,050
   34,229   FISERV INCORPORATED+                                       1,193,223
   40,991   IMS HEALTH INCORPORATED                                      980,505
   73,993   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<               783,586
   33,576   INTUIT INCORPORATED+                                       1,524,350
   16,327   MERCURY INTERACTIVE CORPORATION+<<                           569,486
1,905,820   MICROSOFT CORPORATION                                     52,695,923
   20,789   MONSTER WORLDWIDE INCORPORATED+                              512,241
   16,511   NCR CORPORATION+<<                                           818,780
   67,779   NOVELL INCORPORATED+                                         427,685
   32,822   OMNICOM GROUP INCORPORATED                                 2,397,975
  906,359   ORACLE CORPORATION+                                       10,223,730
   47,173   PARAMETRIC TECHNOLOGY CORPORATION+                           249,073
   64,308   PEOPLESOFT INCORPORATED+                                   1,276,514
   30,202   ROBERT HALF INTERNATIONAL INCORPORATED                       778,306
   88,605   SIEBEL SYSTEMS INCORPORATED+                                 668,082
  583,010   SUN MICROSYSTEMS INCORPORATED+                             2,355,360
   50,551   SUNGARD DATA SYSTEMS INCORPORATED+                         1,201,597
   55,241   SYMANTEC CORPORATION+<<                                    3,031,626
   58,693   UNISYS CORPORATION+                                          605,712
   75,868   VERITAS SOFTWARE CORPORATION+                              1,350,450
  238,488   YAHOO! INCORPORATED+<<                                     8,087,128

                                                                     132,702,198
                                                                   -------------

CHEMICALS & ALLIED PRODUCTS - 10.61%
  273,647   ABBOTT LABORATORIES<<                                     11,591,687
   39,840   AIR PRODUCTS & CHEMICALS INCORPORATED                      2,166,499
   15,897   ALBERTO-CULVER COMPANY CLASS B                               691,202
  221,913   AMGEN INCORPORATED+                                       12,578,029
   19,362   AVERY DENNISON CORPORATION                                 1,273,632
   82,886   AVON PRODUCTS INCORPORATED<<                               3,620,461
  340,960   BRISTOL-MYERS SQUIBB COMPANY                               8,070,523
   32,904   CHIRON CORPORATION+<<                                      1,454,357
   37,343   CLOROX COMPANY                                             1,990,382
   93,086   COLGATE PALMOLIVE COMPANY                                  4,205,625
  164,668   DOW CHEMICAL COMPANY                                       7,439,700
  174,916   DU PONT (E.I.) DE NEMOURS & COMPANY                        7,486,405
   13,645   EASTMAN CHEMICAL COMPANY                                     648,820
   45,125   ECOLAB INCORPORATED                                        1,418,730
  198,172   ELI LILLY & COMPANY                                       11,900,229
   64,903   FOREST LABORATORIES INCORPORATED+<<                        2,919,337
   39,963   GENZYME CORPORATION+<<                                     2,174,387

PORTFOLIO OF INVESTMENTS--                         WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
   75,471   GILEAD SCIENCES INCORPORATED+<<                        $   2,821,106
  175,608   GILLETTE COMPANY                                           7,329,878
    8,902   GREAT LAKES CHEMICAL CORPORATION                             227,891
   27,353   HOSPIRA INCORPORATED+                                        837,002
   16,516   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED              630,911
   42,341   KING PHARMACEUTICALS INCORPORATED+                           505,552
   43,689   MEDIMMUNE INCORPORATED+<<                                  1,035,429
  388,905   MERCK & COMPANY INCORPORATED                              12,833,865
   46,805   MONSANTO COMPANY                                           1,704,638
   47,104   MYLAN LABORATORIES INCORPORATED                              847,872
1,323,536   PFIZER INCORPORATED                                       40,500,202
   30,107   PPG INDUSTRIES INCORPORATED<<                              1,844,957
   56,956   PRAXAIR INCORPORATED<<                                     2,434,299
  445,610   PROCTER & GAMBLE COMPANY                                  24,116,413
   39,324   ROHM & HAAS COMPANY                                        1,689,752
  258,085   SCHERING-PLOUGH CORPORATION<<                              4,919,100
   12,112   SIGMA-ALDRICH CORPORATION                                    702,496
   19,185   WATSON PHARMACEUTICALS INCORPORATED+                         565,190
  233,796   WYETH                                                      8,743,970

                                                                     195,920,528
                                                                   -------------

COMMUNICATIONS - 4.54%
   54,031   ALLTEL CORPORATION<<                                       2,966,842
  139,301   AT&T CORPORATION                                           1,994,790
  478,450   AT&T WIRELESS SERVICES INCORPORATED+                       7,071,491
   79,340   AVAYA INCORPORATED+                                        1,106,000
  320,900   BELLSOUTH CORPORATION                                      8,702,808
   23,667   CENTURYTEL INCORPORATED<<                                    810,358
  103,422   CLEAR CHANNEL COMMUNICATIONS INCORPORATED                  3,223,664
  391,733   COMCAST CORPORATION CLASS A+                              11,062,540
  195,188   NEXTEL COMMUNICATIONS INCORPORATED CLASS A+<<              4,653,282
  318,156   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+           1,059,460
  580,831   SBC COMMUNICATIONS INCORPORATED                           15,072,564
  254,617   SPRINT CORPORATION-FON GROUP<<                             5,125,440
   56,540   UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<           1,787,229
  485,270   VERIZON COMMUNICATIONS INCORPORATED                       19,109,933

                                                                      83,746,401
                                                                   -------------

DEPOSITORY INSTITUTIONS - 10.58%
   62,004   AMSOUTH BANCORPORATION<<                                   1,512,898
  712,991   BANK OF AMERICA CORPORATION                               30,893,900
  136,376   BANK OF NEW YORK COMPANY INCORPORATED                      3,978,088
   97,183   BB&T CORPORATION                                           3,857,193
  908,020   CITIGROUP INCORPORATED                                    40,061,842
   30,042   COMERICA INCORPORATED                                      1,782,993
   99,901   FIFTH THIRD BANCORP                                        4,917,127
   21,646   FIRST HORIZON NATIONAL CORPORATION<<                         938,571
   26,780   GOLDEN WEST FINANCIAL CORPORATION                          2,971,241

WELLS FARGO MASTER PORTFOLIOS                         PORTFOLIO OF INVESTMENTS--
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
   40,260   HUNTINGTON BANCSHARES INCORPORATED                     $   1,002,877
  624,368   JP MORGAN CHASE & COMPANY                                 24,806,141
   71,307   KEYCORP                                                    2,253,301
   20,522   M&T BANK CORPORATION                                       1,963,955
   39,060   MARSHALL & ILSLEY CORPORATION<<                            1,574,118
   74,321   MELLON FINANCIAL CORPORATION                               2,057,948
  116,169   NATIONAL CITY CORPORATION                                  4,486,447
   54,671   NORTH FORK BANCORPORATION INCORPORATED<<                   2,430,126
   38,530   NORTHERN TRUST CORPORATION                                 1,572,024
   49,493   PNC FINANCIAL SERVICES GROUP                               2,677,571
   80,996   REGIONS FINANCIAL CORPORATION                              2,677,728
   58,344   SOUTHTRUST CORPORATION                                     2,430,611
   60,168   SOVEREIGN BANCORP INCORPORATED                             1,312,866
   58,941   STATE STREET CORPORATION                                   2,517,370
   62,785   SUNTRUST BANKS INCORPORATED                                4,420,692
   54,233   SYNOVUS FINANCIAL CORPORATION                              1,418,193
  329,409   US BANCORP                                                 9,519,920
  229,516   WACHOVIA CORPORATION                                      10,775,776
  152,945   WASHINGTON MUTUAL INCORPORATED                             5,977,091
  295,996   WELLS FARGO & COMPANY++                                   17,650,241
   15,690   ZIONS BANCORPORATION                                         957,718

                                                                     195,396,567
                                                                   -------------

EATING & DRINKING PLACES - 0.52%
   27,659   DARDEN RESTAURANTS INCORPORATED                              645,008
  220,200   MCDONALD'S CORPORATION                                     6,172,206
   19,907   WENDY'S INTERNATIONAL INCORPORATED                           668,875
   50,932   YUM! BRANDS INCORPORATED                                   2,070,895

                                                                       9,556,984
                                                                   -------------

EDUCATIONAL SERVICES - 0.13%
   33,807   APOLLO GROUP INCORPORATED CLASS A+                         2,480,420
                                                                   -------------

ELECTRIC, GAS & SANITARY SERVICES - 3.26%
  113,306   AES CORPORATION+                                           1,131,927
   22,280   ALLEGHENY ENERGY INCORPORATED+<<                             355,589
   55,775   ALLIED WASTE INDUSTRIES INCORPORATED+<<                      493,609
   34,053   AMEREN CORPORATION                                         1,571,546
   69,352   AMERICAN ELECTRIC POWER COMPANY INCORPORATED               2,216,490
   77,796   CALPINE CORPORATION+<<                                       225,608
   53,907   CENTERPOINT ENERGY INCORPORATED<<                            558,476
   31,652   CINERGY CORPORATION<<                                      1,253,419
   58,118   CITIZENS COMMUNICATIONS COMPANY<<                            778,200
   28,269   CMS ENERGY CORPORATION+<<                                    269,121
   42,322   CONSOLIDATED EDISON INCORPORATED<<                         1,779,217
   30,756   CONSTELLATION ENERGY GROUP INCORPORATED                    1,225,319
   57,883   DOMINION RESOURCES INCORPORATED                            3,776,866
   30,452   DTE ENERGY COMPANY<<                                       1,284,770

PORTFOLIO OF INVESTMENTS--                         WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
  164,379   DUKE ENERGY CORPORATION<<                                $ 3,762,635
   66,525   DYNEGY INCORPORATED CLASS A+<<                               331,960
   57,109   EDISON INTERNATIONAL                                       1,513,960
  112,358   EL PASO CORPORATION                                        1,032,570
   39,773   ENTERGY CORPORATION                                        2,410,642
  115,714   EXELON CORPORATION                                         4,245,547
   57,815   FIRSTENERGY CORPORATION                                    2,375,040
   32,472   FPL GROUP INCORPORATED                                     2,218,487
   28,076   KEYSPAN CORPORATION                                        1,100,579
   21,654   KINDER MORGAN INCORPORATED<<                               1,360,304
    7,723   NICOR INCORPORATED                                           283,434
   46,185   NISOURCE INCORPORATED                                        970,347
    6,596   PEOPLES ENERGY CORPORATION                                   274,921
   70,272   PG&E CORPORATION+                                          2,136,269
   16,006   PINNACLE WEST CAPITAL CORPORATION                            664,249
   33,112   PPL CORPORATION                                            1,562,224
   43,259   PROGRESS ENERGY INCORPORATED                               1,831,586
   41,582   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED               1,771,393
   40,630   SEMPRA ENERGY                                              1,470,400
  129,391   SOUTHERN COMPANY<<                                         3,879,142
   34,842   TECO ENERGY INCORPORATED<<                                   471,412
   52,026   TXU CORPORATION                                            2,493,086
  101,641   WASTE MANAGEMENT INCORPORATED                              2,779,179
   91,564   WILLIAMS COMPANIES INCORPORATED<<                          1,107,924
   70,082   XCEL ENERGY INCORPORATED                                   1,213,820

                                                                      60,181,267
                                                                     -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.33%
  141,788   ADC TELECOMMUNICATIONS INCORPORATED+<<                       256,636
   62,213   ADVANCED MICRO DEVICES INCORPORATED+<<                       808,769
   65,160   ALTERA CORPORATION+                                        1,275,181
   35,125   AMERICAN POWER CONVERSION CORPORATION                        610,824
   66,324   ANALOG DEVICES INCORPORATED                                2,572,045
   28,185   ANDREW CORPORATION+<<                                        344,984
   54,888   APPLIED MICRO CIRCUITS CORPORATION+                          171,799
   56,456   BROADCOM CORPORATION CLASS A+<<                            1,540,684
   99,766   CIENA CORPORATION+<<                                         197,537
   34,291   COMVERSE TECHNOLOGY INCORPORATED+<<                          645,700
   16,597   COOPER INDUSTRIES LIMITED CLASS A                            979,223
   73,644   EMERSON ELECTRIC COMPANY                                   4,557,827
1,850,701   GENERAL ELECTRIC COMPANY                                  62,146,540
1,124,452   INTEL CORPORATION                                         22,556,507
  293,635   INTERNATIONAL BUSINESS MACHINES CORPORATION               25,176,265
   35,224   JABIL CIRCUIT INCORPORATED+<<                                810,152
  252,438   JDS UNIPHASE CORPORATION+                                    850,716
   34,419   KLA-TENCOR CORPORATION+<<                                  1,427,700
   53,900   LINEAR TECHNOLOGY CORPORATION                              1,953,336
   67,467   LSI LOGIC CORPORATION+<<                                     290,783

WELLS FARGO MASTER PORTFOLIOS                         PORTFOLIO OF INVESTMENTS--
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                           VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT(CONTINUED)
  755,386   LUCENT TECHNOLOGIES INCORPORATED+<<                      $ 2,394,574
   56,922   MAXIM INTEGRATED PRODUCTS INCORPORATED                     2,407,231
   13,834   MAYTAG CORPORATION<<                                         254,131
  107,183   MICRON TECHNOLOGY INCORPORATED+<<                          1,289,411
   33,239   MOLEX INCORPORATED                                           991,187
  414,117   MOTOROLA INCORPORATED                                      7,470,671
   62,769   NATIONAL SEMICONDUCTOR CORPORATION<<                         972,292
   62,695   NETWORK APPLIANCE INCORPORATED+<<                          1,441,985
   25,025   NOVELLUS SYSTEMS INCORPORATED+<<                             665,415
   29,192   NVIDIA CORPORATION+<<                                        423,868
   31,014   PMC-SIERRA INCORPORATED+<<                                   273,233
   14,697   POWER-ONE INCORPORATED+                                       95,237
   16,190   QLOGIC CORPORATION+                                          479,386
  285,322   QUALCOMM INCORPORATED                                     11,138,971
   31,031   ROCKWELL COLLINS INCORPORATED                              1,152,491
   91,349   SANMINA-SCI CORPORATION+<<                                   644,010
   26,847   SCIENTIFIC-ATLANTA INCORPORATED                              695,874
  168,565   SOLECTRON CORPORATION+                                       834,397
   72,955   TELLABS INCORPORATED+<<                                      670,456
  303,431   TEXAS INSTRUMENTS INCORPORATED                             6,457,012
   11,636   WHIRLPOOL CORPORATION<<                                      699,207
   60,837   XILINX INCORPORATED                                        1,642,599

                                                                     172,266,846
                                                                     -----------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.33%
   14,624   FLUOR CORPORATION<<                                          651,060
   25,942   MOODY'S CORPORATION                                        1,900,252
   66,273   PAYCHEX INCORPORATED                                       1,998,131
   17,858   QUEST DIAGNOSTICS INCORPORATED                             1,575,433

                                                                       6,124,876
                                                                     -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.58%
   19,696   BALL CORPORATION                                             737,221
   10,341   CRANE COMPANY                                                299,062
   25,247   FORTUNE BRANDS INCORPORATED                                1,870,550
   52,981   ILLINOIS TOOL WORKS INCORPORATED                           4,936,240
   75,947   MASCO CORPORATION                                          2,622,450
   10,133   SNAP-ON INCORPORATED                                         279,265

                                                                      10,744,788
                                                                     -----------

FINANCIAL SERVICES - 0.03%
   41,956   JANUS CAPITAL GROUP INCORPORATED<<                           571,021
                                                                     -----------

FOOD & KINDRED PRODUCTS - 3.52%
    6,552   ADOLPH COORS COMPANY CLASS B<<                               445,012
  140,402   ANHEUSER-BUSCH COMPANIES INCORPORATED                      7,013,080
  114,099   ARCHER-DANIELS-MIDLAND COMPANY                             1,937,401
   71,952   CAMPBELL SOUP COMPANY                                      1,891,618

PORTFOLIO OF INVESTMENTS--                         WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

FOOD & KINDRED PRODUCTS (CONTINUED)
  425,291   COCA COLA COMPANY                                       $ 17,032,905
   82,209   COCA COLA ENTERPRISES INCORPORATED                         1,553,750
   92,622   CONAGRA FOODS INCORPORATED                                 2,381,312
   66,641   GENERAL MILLS INCORPORATED                                 2,992,181
   19,591   HERCULES INCORPORATED+                                       279,172
   43,164   HERSHEY FOODS CORPORATION                                  2,016,190
   61,253   HJ HEINZ COMPANY                                           2,206,333
   72,464   KELLOGG COMPANY                                            3,091,314
   24,027   MCCORMICK & COMPANY INCORPORATED                             825,087
   44,583   PEPSI BOTTLING GROUP INCORPORATED                          1,210,428
  296,936   PEPSICO INCORPORATED                                      14,445,936
  139,046   SARA LEE CORPORATION                                       3,178,592
   39,396   WM WRIGLEY JR COMPANY                                      2,494,161

                                                                      64,994,472
                                                                    ------------

FOOD STORES - 0.37%
   64,469   ALBERTSON'S INCORPORATED<<                                 1,542,743
  129,553   KROGER COMPANY+                                            2,010,663
   69,668   STARBUCKS CORPORATION+<<                                   3,167,107
   24,898   WINN-DIXIE STORES INCORPORATED<<                              76,935

                                                                       6,797,448
                                                                    ------------

FORESTRY - 0.15%
   41,972   WEYERHAEUSER COMPANY                                       2,790,299
                                                                    ------------

FURNITURE & FIXTURES - 0.10%
   33,598   LEGGETT & PLATT INCORPORATED                                 944,104
   48,185   NEWELL RUBBERMAID INCORPORATED                               965,627

                                                                       1,909,731
                                                                    ------------

GENERAL MERCHANDISE STORES - 0.94%
   20,192   BIG LOTS INCORPORATED+<<                                     246,948
   57,563   DOLLAR GENERAL CORPORATION                                 1,159,894
   29,497   FAMILY DOLLAR STORES INCORPORATED<<                          799,369
   31,517   FEDERATED DEPARTMENT STORES INCORPORATED<<                 1,431,817
   50,515   JC PENNEY COMPANY INCORPORATED                             1,782,169
   51,084   MAY DEPARTMENT STORES COMPANY                              1,309,283
   37,163   SEARS ROEBUCK & COMPANY<<                                  1,480,946
  158,340   TARGET CORPORATION                                         7,164,885
   85,670   TJX COMPANIES INCORPORATED<<                               1,888,167

                                                                      17,263,478
                                                                    ------------

HEALTH SERVICES - 0.63%
   59,315   BIOGEN IDEC INCORPORATED+<<                                3,628,298
   81,681   CAREMARK RX INCORPORATED+                                  2,619,510
   84,603   HCA INCORPORATED<<                                         3,227,604
   42,665   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<         871,646
   15,328   MANOR CARE INCORPORATED                                      459,227

WELLS FARGO MASTER PORTFOLIOS                         PORTFOLIO OF INVESTMENTS--
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

HEALTH SERVICES (CONTINUED)
   81,706   TENET HEALTHCARE CORPORATION+<<                          $   881,608

                                                                      11,687,893
                                                                     -----------

HOLDING & OTHER INVESTMENT OFFICES - 0.45%
   16,590   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A<<          577,000
   70,625   EQUITY OFFICE PROPERTIES TRUST                             1,924,531
   49,198   EQUITY RESIDENTIAL                                         1,525,138
   32,133   PLUM CREEK TIMBER COMPANY<<                                1,125,619
   31,868   PROLOGIS                                                   1,123,028
   36,485   SIMON PROPERTY GROUP INCORPORATED<<                        1,956,691

                                                                       8,232,007
                                                                     -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.35%
   52,685   BED BATH & BEYOND INCORPORATED+                            1,955,140
   56,967   BEST BUY COMPANY INCORPORATED                              3,089,890
   34,843   CIRCUIT CITY STORES INCORPORATED                             534,492
   27,985   RADIO SHACK CORPORATION                                      801,490

                                                                       6,381,012
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
   67,474   HILTON HOTELS CORPORATION<<                                1,271,210
   40,121   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                2,084,687
   36,488   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED<<         1,693,773

                                                                       5,049,670
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.56%
  137,196   3M COMPANY                                                10,971,564
   37,496   AMERICAN STANDARD COMPANIES INCORPORATED+<<                1,458,969
   67,997   APPLE COMPUTER INCORPORATED+                               2,634,884
  297,674   APPLIED MATERIALS INCORPORATED+                            4,908,644
   58,501   BAKER HUGHES INCORPORATED<<                                2,557,664
   14,048   BLACK & DECKER CORPORATION                                 1,087,877
   60,075   CATERPILLAR INCORPORATED                                   4,833,034
1,185,186   CISCO SYSTEMS INCORPORATED+                               21,451,866
    7,765   CUMMINS INCORPORATED<<                                       573,756
   43,497   DEERE & COMPANY                                            2,807,731
  437,619   DELL INCORPORATED+                                        15,579,236
   35,640   DOVER CORPORATION                                          1,385,327
  421,502   EMC CORPORATION+                                           4,864,133
   65,328   GATEWAY INCORPORATED+                                        323,374
   30,379   INGERSOLL-RAND COMPANY CLASS A                             2,064,861
   22,702   LEXMARK INTERNATIONAL INCORPORATED+                        1,907,195
   21,927   PALL CORPORATION                                             536,773
   20,936   PARKER HANNIFIN CORPORATION                                1,232,293
   40,513   PITNEY BOWES INCORPORATED                                  1,786,623
   14,356   STANLEY WORKS                                                610,561
   41,953   SYMBOL TECHNOLOGIES INCORPORATED                             530,286

                                                                      84,106,651
                                                                     -----------

PORTFOLIO OF INVESTMENTS--                         WELLS FARGO MASTER PORTFOLIOS
 SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

INSURANCE AGENTS, BROKERS & SERVICE - 0.91%
   49,784   ACE LIMITED                                              $ 1,994,347
   55,362   AON CORPORATION<<                                          1,591,104
   27,938   HUMANA INCORPORATED+<<                                       558,201
   23,921   JEFFERSON-PILOT CORPORATION                                1,187,917
   91,257   MARSH & MCLENNAN COMPANIES INCORPORATED<<                  4,175,920
   47,696   MEDCO HEALTH SOLUTIONS INCORPORATED+                       1,473,807
  131,488   METLIFE INCORPORATED                                       5,082,011
   51,955   UNUMPROVIDENT CORPORATION<<                                  815,174

                                                                      16,878,481
                                                                     -----------

INSURANCE CARRIERS - 4.86%
   26,917   AETNA INCORPORATED<<                                       2,689,816
   88,895   AFLAC INCORPORATED                                         3,485,573
  121,470   ALLSTATE CORPORATION                                       5,829,345
   19,010   AMBAC FINANCIAL GROUP INCORPORATED                         1,519,849
  456,686   AMERICAN INTERNATIONAL GROUP INCORPORATED                 31,050,081
   24,471   ANTHEM INCORPORATED+<<                                     2,135,095
   33,479   CHUBB CORPORATION<<                                        2,352,904
   24,106   CIGNA CORPORATION<<                                        1,678,501
   29,501   CINCINNATI FINANCIAL CORPORATION                           1,216,031
   51,391   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED             3,182,645
   30,847   LINCOLN NATIONAL CORPORATION                               1,449,809
   32,513   LOEWS CORPORATION                                          1,902,011
   25,109   MBIA INCORPORATED<<                                        1,461,595
   17,268   MGIC INVESTMENT CORPORATION                                1,149,185
   54,936   PRINCIPAL FINANCIAL GROUP INCORPORATED                     1,976,048
   38,043   PROGRESSIVE CORPORATION                                    3,224,144
   90,972   PRUDENTIAL FINANCIAL INCORPORATED<<                        4,279,323
   22,068   SAFECO CORPORATION                                         1,007,404
  117,225   ST PAUL COMPANIES INCORPORATED                             3,875,459
   19,222   TORCHMARK CORPORATION                                      1,022,226
  116,511   UNITEDHEALTH GROUP INCORPORATED<<                          8,591,521
   27,530   WELLPOINT HEALTH NETWORKS INCORPORATED+                    2,893,128
   24,256   XL CAPITAL LIMITED CLASS A<<                               1,794,701

                                                                      89,766,394
                                                                     -----------

LEATHER & LEATHER PRODUCTS - 0.08%
   32,985   COACH INCORPORATED+<<                                      1,399,224
                                                                     -----------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.12%
   45,254   GEORGIA-PACIFIC CORPORATION                                1,626,882
   19,154   LOUISIANA-PACIFIC CORPORATION                                497,046

                                                                       2,123,928
                                                                     -----------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
   & OPTICAL GOODS - 3.18%
   85,119   AGILENT TECHNOLOGIES INCORPORATED+<<                       1,836,017
   23,088   ALLERGAN INCORPORATED<<                                    1,675,034
   35,378   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                 667,583
    9,323   BAUSCH & LOMB INCORPORATED                                   619,513

WELLS FARGO MASTER PORTFOLIOS                         PORTFOLIO OF INVESTMENTS--
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (CONTINUED)
107,763   BAXTER INTERNATIONAL INCORPORATED                          $ 3,465,658
 43,917   BECTON DICKINSON & COMPANY                                   2,270,509
 44,524   BIOMET INCORPORATED<<                                        2,087,285
147,619   BOSTON SCIENTIFIC CORPORATION+                               5,864,903
 18,374   C.R. BARD INCORPORATED                                       1,040,520
 54,034   DANAHER CORPORATION<<                                        2,770,864
 50,237   EASTMAN KODAK COMPANY<<                                      1,618,636
 20,145   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<              1,175,058
 55,140   GUIDANT CORPORATION                                          3,641,446
211,992   MEDTRONIC INCORPORATED                                      11,002,385
  8,690   MILLIPORE CORPORATION+<<                                       415,816
 22,459   PERKINELMER INCORPORATED                                       386,744
 79,069   RAYTHEON COMPANY                                             3,003,041
 32,310   ROCKWELL AUTOMATION INCORPORATED<<                           1,250,397
 31,024   ST. JUDE MEDICAL INCORPORATED+                               2,335,176
 70,333   STRYKER CORPORATION<<                                        3,381,611
 16,081   TEKTRONIX INCORPORATED                                         534,693
 34,027   TERADYNE INCORPORATED+<<                                       455,962
 28,621   THERMO ELECTRON CORPORATION+                                   773,339
 20,723   WATERS CORPORATION+                                            913,884
147,082   XEROX CORPORATION+<<                                         2,070,915
 42,953   ZIMMER HOLDINGS INCORPORATED+                                3,395,005

                                                                      58,651,994
                                                                     -----------

METAL MINING - 0.34%
 31,034   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<        1,256,877
 77,715   NEWMONT MINING CORPORATION<<                                 3,538,364
 16,476   PHELPS DODGE CORPORATION<<                                   1,516,286

                                                                       6,311,527
                                                                     -----------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
 17,922   VULCAN MATERIALS COMPANY                                       913,126
                                                                     -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.02%
 26,555   EATON CORPORATION                                            1,683,853
 30,998   HASBRO INCORPORATED                                            582,762
529,342   HEWLETT-PACKARD COMPANY                                      9,925,162
 16,174   ITT INDUSTRIES INCORPORATED                                  1,293,758
520,264   JOHNSON & JOHNSON                                           29,306,471
 72,586   MATTEL INCORPORATED                                          1,315,984
 25,613   TIFFANY & COMPANY                                              787,344
352,110   TYCO INTERNATIONAL LIMITED                                  10,795,693

                                                                      55,691,027
                                                                     -----------

MISCELLANEOUS RETAIL - 3.12%
 80,836   COSTCO WHOLESALE CORPORATION<<                               3,359,544
 70,008   CVS CORPORATION                                              2,949,437
 14,639   DILLARDS INCORPORATED CLASS A                                  288,974
 13,600   EXPRESS SCRIPTS INCORPORATED+<<                                888,624

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

MISCELLANEOUS RETAIL (CONTINUED)
 54,912   OFFICE DEPOT INCORPORATED+                                 $   825,327
 87,217   STAPLES INCORPORATED<<                                       2,600,811
 37,505   TOYS R US INCORPORATED+<<                                      665,339
743,648   WAL-MART STORES INCORPORATED                                39,562,073
179,584   WALGREEN COMPANY<<                                           6,434,495

                                                                      57,574,624
                                                                     -----------

MOTION PICTURES - 1.14%
801,482   TIME WARNER INCORPORATED+<<                                 12,935,920
360,137   WALT DISNEY COMPANY                                          8,121,089

                                                                      21,057,009
                                                                     -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.81%
197,086   UNITED PARCEL SERVICE INCORPORATED CLASS B                  14,962,769
                                                                     -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.54%
222,226   AMERICAN EXPRESS COMPANY                                    11,435,750
 42,333   CAPITAL ONE FINANCIAL CORPORATION                            3,128,409
 98,702   COUNTRYWIDE FINANCIAL CORPORATION<<                          3,887,872
169,658   FANNIE MAE                                                  10,756,317
120,420   FREDDIE MAC                                                  7,856,201
223,956   MBNA CORPORATION                                             5,643,691
 51,306   PROVIDIAN FINANCIAL CORPORATION+<<                             797,295
 76,419   SLM CORPORATION<<                                            3,408,287

                                                                      46,913,822
                                                                     -----------

OIL & GAS EXTRACTION - 1.96%
 43,858   ANADARKO PETROLEUM CORPORATION                               2,910,417
 57,143   APACHE CORPORATION                                           2,863,436
 28,309   BJ SERVICES COMPANY                                          1,483,675
 69,194   BURLINGTON RESOURCES INCORPORATED                            2,823,115
 42,374   DEVON ENERGY CORPORATION                                     3,008,978
 20,657   EOG RESOURCES INCORPORATED                                   1,360,263
 77,393   HALLIBURTON COMPANY<<                                        2,607,370
 26,467   KERR-MCGEE CORPORATION                                       1,515,236
 26,075   NABORS INDUSTRIES LIMITED+<<                                 1,234,651
 23,470   NOBLE CORPORATION+                                           1,054,976
 68,658   OCCIDENTAL PETROLEUM CORPORATION                             3,840,042
 18,721   ROWAN COMPANIES INCORPORATED+<<                                494,234
103,506   SCHLUMBERGER LIMITED                                         6,966,989
 56,238   TRANSOCEAN INCORPORATED+<<                                   2,012,196
 46,406   UNOCAL CORPORATION                                           1,995,458

                                                                      36,171,036
                                                                     -----------

PAPER & ALLIED PRODUCTS - 0.67%
 18,744   BEMIS COMPANY INCORPORATED                                     498,215
 15,432   BOISE CASCADE CORPORATION                                      513,577
 85,235   INTERNATIONAL PAPER COMPANY                                  3,444,346
 86,680   KIMBERLY-CLARK CORPORATION                                   5,598,661

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

PAPER & ALLIED PRODUCTS (CONTINUED)
   35,374   MEADWESTVACO CORPORATION                                 $ 1,128,431
   26,343   PACTIV CORPORATION+                                          612,475
    9,767   TEMPLE-INLAND INCORPORATED<<                                 655,854

                                                                      12,451,559
                                                                     -----------

PERSONAL SERVICES - 0.15%
   30,006   CINTAS CORPORATION                                         1,261,452
   28,902   H & R BLOCK INCORPORATED<<                                 1,428,337

                                                                       2,689,789
                                                                     -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.01%
   15,976   AMERADA HESS CORPORATION<<                                 1,421,864
   12,456   ASHLAND INCORPORATED                                         698,532
  373,382   CHEVRONTEXACO CORPORATION                                 20,028,210
  120,727   CONOCOPHILLIPS                                            10,002,232
1,140,317   EXXON MOBIL CORPORATION                                   55,111,521
   60,659   MARATHON OIL CORPORATION                                   2,504,004
   13,204   SUNOCO INCORPORATED<<                                        976,832
   22,409   VALERO ENERGY CORPORATION                                  1,797,426

                                                                      92,540,621
                                                                     -----------

PRIMARY METAL INDUSTRIES - 0.45%
  152,469   ALCOA INCORPORATED                                         5,121,434
   16,701   ALLEGHENY TECHNOLOGIES INCORPORATED                          304,793
   21,801   ENGELHARD CORPORATION                                        618,058
   13,894   NUCOR CORPORATION                                          1,269,495
   19,872   UNITED STATES STEEL CORPORATION<<                            747,585
   15,303   WORTHINGTON INDUSTRIES INCORPORATED                          326,719

                                                                       8,388,084
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.26%
   14,350   DOW JONES & COMPANY INCORPORATED<<                           582,753
   46,646   GANNETT COMPANY INCORPORATED<<                             3,907,069
   13,571   KNIGHT-RIDDER INCORPORATED<<                                 888,222
   33,304   MCGRAW-HILL COMPANIES INCORPORATED                         2,653,996
    8,806   MEREDITH CORPORATION                                         452,452
   25,736   NEW YORK TIMES COMPANY CLASS A                             1,006,278
   38,404   RR DONNELLEY & SONS COMPANY<<                              1,202,813
   55,790   TRIBUNE COMPANY                                            2,295,759
  304,097   VIACOM INCORPORATED CLASS B<<                             10,205,495

                                                                      23,194,837
                                                                     -----------

RAILROAD TRANSPORTATION - 0.46%
   65,274   BURLINGTON NORTHERN SANTA FE CORPORATION<<                 2,500,647
   37,653   CSX CORPORATION                                            1,250,080
   69,007   NORFOLK SOUTHERN CORPORATION                               2,052,268
   45,437   UNION PACIFIC CORPORATION                                  2,662,608

                                                                       8,465,603
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                   WELLS FARGO ASSET ALLOCATION FUNDS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                               VALUE

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.29%
   13,114   COOPER TIRE & RUBBER COMPANY                             $   264,509
   30,734   GOODYEAR TIRE & RUBBER COMPANY+<<                            330,083
   46,163   NIKE INCORPORATED CLASS B<<                                3,637,645
   10,367   REEBOK INTERNATIONAL LIMITED                                 380,676
   14,719   SEALED AIR CORPORATION+<<                                    682,226

                                                                       5,295,139
                                                                     -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
   - 2.07%
   18,066   BEAR STEARNS COMPANIES INCORPORATED                        1,737,407
  239,524   CHARLES SCHWAB CORPORATION                                 2,201,226
   65,429   E*TRADE FINANCIAL CORPORATION+                               747,199
   19,001   FEDERATED INVESTORS INCORPORATED CLASS B                     540,388
   43,713   FRANKLIN RESOURCES INCORPORATED                            2,437,437
   85,179   GOLDMAN SACHS GROUP INCORPORATED                           7,942,090
   47,560   LEHMAN BROTHERS HOLDINGS INCORPORATED                      3,791,483
  164,673   MERRILL LYNCH & COMPANY INCORPORATED                       8,187,542
  192,537   MORGAN STANLEY                                             9,492,074
   22,306   T ROWE PRICE GROUP INCORPORATED                            1,136,268

                                                                      38,213,114
                                                                     -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.15%
  244,282   CORNING INCORPORATED+<<                                    2,706,645
                                                                     -----------

TOBACCO PRODUCTS - 1.08%
  359,646   ALTRIA GROUP INCORPORATED                                 16,917,748
   25,942   REYNOLDS AMERICAN INCORPORATED<<                           1,765,093
   28,961   UST INCORPORATED<<                                         1,165,970

                                                                      19,848,811
                                                                     -----------

TRANSPORTATION BY AIR - 0.35%
   22,017   DELTA AIR LINES INCORPORATED+<<                               72,436
   52,655   FEDEX CORPORATION                                          4,512,007
  138,506   SOUTHWEST AIRLINES COMPANY                                 1,886,452

                                                                       6,470,895
                                                                     -----------

TRANSPORTATION EQUIPMENT - 2.95%
  147,140   BOEING COMPANY                                             7,595,367
   16,753   BRUNSWICK CORPORATION                                        766,617
   26,174   DANA CORPORATION                                             463,018
   98,368   DELPHI CORPORATION                                           913,839
  320,734   FORD MOTOR COMPANY<<                                       4,506,313
   35,042   GENERAL DYNAMICS CORPORATION                               3,577,788
   98,991   GENERAL MOTORS CORPORATION<<                               4,205,138
   30,673   GENUINE PARTS COMPANY<<                                    1,177,230
   20,812   GOODRICH CORPORATION                                         652,664
   51,723   HARLEY-DAVIDSON INCORPORATED<<                             3,074,415
  150,669   HONEYWELL INTERNATIONAL INCORPORATED                       5,402,990
   33,347   JOHNSON CONTROLS INCORPORATED                              1,894,443
   77,981   LOCKHEED MARTIN CORPORATION                                4,349,780

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
    12,237  NAVISTAR INTERNATIONAL CORPORATION+                    $     455,094
    62,842  NORTHROP GRUMMAN CORPORATION                               3,351,364
    30,422  PACCAR INCORPORATED                                        2,102,769
    24,293  TEXTRON INCORPORATED                                       1,561,311
    89,681  UNITED TECHNOLOGIES CORPORATION                            8,374,412

                                                                      54,424,552
                                                                   -------------

TRANSPORTATION SERVICES - 0.03%
    24,058  SABRE HOLDINGS CORPORATION                                   590,143
                                                                   -------------

WATER TRANSPORTATION - 0.28%
   110,967  CARNIVAL CORPORATION<<                                     5,247,629
                                                                   -------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.66%
    19,708  AMERISOURCE-BERGEN CORPORATION<<                           1,058,517
    21,288  BROWN-FORMAN CORPORATION CLASS B                             974,990
    75,441  CARDINAL HEALTH INCORPORATED                               3,302,053
    51,461  MCKESSON CORPORATION                                       1,319,975
    78,334  SAFEWAY INCORPORATED+<<                                    1,512,630
    23,833  SUPERVALU INCORPORATED                                       656,599
   112,081  SYSCO CORPORATION                                          3,353,463

                                                                      12,178,227
                                                                   -------------

WHOLESALE TRADE-DURABLE GOODS - 0.06%
    22,712  VISTEON CORPORATION                                          181,469
    15,953  W.W. GRAINGER INCORPORATED                                   919,690

                                                                       1,101,159
                                                                   -------------

TOTAL COMMON STOCK (COST $1,561,555,208)                           1,824,632,442
                                                                   -------------

COLLATERAL FOR SECURITIES LENDING - 13.02%
            COLLATERAL FOR SECURITY LENDING                          240,357,255

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $240,357,255)          240,357,255
                                                                   -------------

RIGHTS - 0.00%
    32,300  SEAGATE TECHNOLOGY RIGHTS+(a)                                      0

TOTAL RIGHTS (COST $0)                                                         0
                                                                   -------------

SHORT-TERM INVESTMENTS - 1.16%

MUTUAL FUND - 1.05%
19,403,504  WELLS FARGO MONEY MARKET TRUST~++                         19,403,504
                                                                   -------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INDEX PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                  INTEREST RATE    MATURITY DATE        VALUE
US TREASURY BILLS - 0.11%
$1,160,000   US TREASURY BILL^#                                  1.01%         10/07/2004    $     1,159,805
   595,000   US TREASURY BILL^#                                  1.29          11/12/2004            594,104
   285,000   US TREASURY BILL^#                                  1.45          11/12/2004            284,518

                                                                                                   2,038,427
                                                                                             ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $21,441,931)                                                   21,441,931
                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,823,354,394)*                             113.02%                                   $ 2,086,431,628
OTHER ASSETS AND LIABILITIES, NET                  (13.02)                                      (240,305,419)
                                                   ------                                    ---------------
TOTAL NET ASSETS                                   100.00%                                   $ 1,846,126,209
                                                   ======                                    ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $29,532,977.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

^     ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
      MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,826,418,614 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                 $ 453,510,930
      GROSS UNREALIZED DEPRECIATION                  (193,497,916)
                                                    -------------
      NET   UNREALIZED APPRECIATION (DEPRECIATION)  $ 260,013,014

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                    VALUE
COMMON STOCK - 88.26%

AUSTRIA - 0.31%
 34,800   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG (DEPOSITORY INSTITUTIONS)                      $  1,447,929
                                                                                                        ------------
CANADA - 1.72%
111,350   CANADIAN NATIONAL RAILWAY COMPANY (RAILROAD TRANSPORTATION)<<                                    5,439,261
 54,700   ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                        2,522,022

                                                                                                           7,961,283
                                                                                                        ------------
DENMARK - 0.57%
    345   A P MOLLER - MAERSK A S (LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION)           2,642,950
                                                                                                        ------------
FINLAND - 1.42%
200,700   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      2,761,915
281,400   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                         3,802,561

                                                                                                           6,564,476
                                                                                                        ------------
FRANCE - 10.89%
 54,700   ACCOR SA (METAL MINING)                                                                          2,131,883
113,100   ALCATEL SA (COMMUNICATIONS)+                                                                     1,321,829
 51,900   ARCELOR SA (PRIMARY METAL INDUSTRIES)                                                              959,165
223,500   AXA (INSURANCE CARRIERS)                                                                         4,521,909
 96,200   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                         6,213,004
 43,600   BUSINESS OBJECTS SA ADR (BUSINESS SERVICES)+                                                     1,016,316
100,900   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                     2,751,989
165,410   FRANCE TELECOM SA (COMMUNICATIONS)+                                                              4,121,126
 32,100   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                          2,142,924
 47,500   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                      2,926,163
 37,615   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                               2,728,343
 75,500   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)                                                  2,141,738
 85,100   TOTAL SA (OIL & GAS EXTRACTION)                                                                 17,333,913

                                                                                                          50,310,302
                                                                                                        ------------
GERMANY - 6.29%
 15,800   ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)        919,369
 85,000   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)+                    3,494,380
279,400   DEUTSCHE TELEKOM AG (COMMUNICATIONS)+                                                            5,184,420
 58,350   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                      4,304,775
 45,520   SAP AG (BUSINESS SERVICES)                                                                       7,072,660
 92,830   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                   6,826,634
 62,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                       1,225,736

                                                                                                          29,027,974
                                                                                                        ------------
GREECE - 0.71%
128,040   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                          3,263,219
                                                                                                        ------------
HONG KONG - 0.63%
306,940   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                   2,893,042
                                                                                                        ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                                              VALUE
IRELAND - 1.49%
  145,400   ANGLO IRISH BANK CORPORATION PLC (DEPOSITORY INSTITUTIONS)                                              $  2,663,665
  210,377   BANK OF IRELAND PLC (DEPOSITORY INSTITUTIONS)                                                              2,832,375
  103,000   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                                   1,404,633

                                                                                                                       6,900,673
                                                                                                                    ------------
ISRAEL - 0.19%
   52,000   CHECK POINT SOFTWARE TECHNOLOGIES LIMITED (BUSINESS SERVICES)+                                               882,440
                                                                                                                    ------------
ITALY - 4.31%
   87,300   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                            2,399,490
  202,800   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                           3,556,525
  431,400   ENI SPA (OIL & GAS EXTRACTION)                                                                             9,665,846
  149,700   MEDIASET SPA (COMMUNICATIONS)                                                                              1,699,383
  509,100   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          2,567,156

                                                                                                                      19,888,400
                                                                                                                    ------------
JAPAN - 21.36%
   42,900   AEON COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                            690,510
   42,900   AEON COMPANY LIMITED W I (GENERAL MERCHANDISE STORES)+%%                                                     683,504
  416,600   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         2,237,692
  144,368   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)       6,785,159
  152,800   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)      1,493,133
    1,285   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+<<                                1,189,221
   49,000   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            2,578,596
  162,700   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                       4,635,286
  106,600   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              2,355,133
   26,500   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)      5,573,379
1,269,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   8,151,812
  298,900   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                            3,118,768
    1,162   MITSUBISHI TOKYO FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    9,689,044
  323,200   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                               3,360,588
  764,900   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)<<                            8,328,086
  681,793   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 8,753,229
    2,185   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                   3,707,254
   58,600   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                     1,786,472
  289,842   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        3,986,757
  108,400   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           3,894,787
  245,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                             1,484,916
   10,700   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   1,024,225
   62,200   SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                         1,029,942
  210,500   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                  8,059,792
   79,900   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    2,580,810
   58,300   YORK BENIMARU COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                                 1,470,526

                                                                                                                      98,648,621
                                                                                                                    ------------

WELLS FARGO MASTER PORTFOLIOS      PORTFOLIO OF INVESTMENTS-- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES     SECURITY NAME                                                                                                   VALUE
KOREA (SOUTH) - 0.21%
      700  SAMSUNG ELECTRONICS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)++     $     91,641
    6,800  SAMSUNG ELECTRONICS COMPANY LIMITED GDR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
           EXCEPT COMPUTER EQUIPMENT)                                                                                       887,400

                                                                                                                            979,041
                                                                                                                       ------------
LUXEMBOURG - 0.46%
  115,400  ARCELOR (TOBACCO PRODUCTS)                                                                                     2,129,844
                                                                                                                       ------------
MEXICO - 0.81%
   36,820  AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)                                                           1,437,085
   82,031  CEMEX SA DE CV (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                        2,308,352

                                                                                                                          3,745,437
                                                                                                                       ------------
NETHERLANDS - 3.94%
  191,600  ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+             2,465,349
   48,200  EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY (TRANSPORTATION BY AIR)+                                         1,276,913
  145,400  ING GROEP NV (FINANCIAL SERVICES)                                                                              3,669,537
  299,800  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
           COMPUTER EQUIPMENT)                                                                                            6,866,189
   76,500  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                        3,940,204

                                                                                                                         18,218,192
                                                                                                                       ------------
PORTUGAL - 0.45%
  710,100  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
           EQUIPMENT)                                                                                                     2,072,577
                                                                                                                       ------------
SPAIN - 1.72%
  544,700  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                                   5,317,446
  119,041  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                           2,613,979

                                                                                                                          7,931,425
                                                                                                                       ------------
SWEDEN - 2.17%
   96,000  AB SKF CLASS B (PRIMARY METAL INDUSTRIES)                                                                      3,646,054
   97,100  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)          2,674,178
1,191,600  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)+                                                      3,699,096

                                                                                                                         10,019,328
                                                                                                                       ------------
SWITZERLAND - 9.60%
   88,300  COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL MERCHANDISE STORES)                                                 2,443,153
  107,400  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)+                                                      3,427,477
   49,710  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                2,621,449
   33,100  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                            7,581,164
  215,900  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                     10,062,769
   55,500  ROCHE HOLDING AG (HEALTH SERVICES)                                                                             5,733,563
    3,900  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                            2,139,425
  110,400  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,903,188
  119,500  UBS AG (FINANCIAL SERVICES)                                                                                    8,411,989

                                                                                                                         44,324,177
                                                                                                                       ------------
TAIWAN - 0.34%
  221,897  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
           & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                       1,584,347
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                               VALUE
UNITED KINGDOM - 18.67%
  762,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    $   7,308,093
  726,700  BP PLC (OIL & GAS EXTRACTION)                                 6,936,667
  213,800  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                 1,854,142
  767,100  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)              3,484,167
  932,400  COMPASS GROUP PLC (EATING & DRINKING PLACES)                  3,720,353
  286,900  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                          3,582,225
  242,300  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)             5,222,018
   18,500  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)           809,005
  613,300  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                   9,732,979
  243,900  RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)           5,975,905
  250,700  REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED
           INDUSTRIES)                                                   2,200,236
  209,700  RIO TINTO PLC (METAL MINING)                                  5,638,849
  192,050  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY
           INSTITUTIONS)                                                 5,546,518
  467,800  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)              4,300,284
  484,800  TESCO PLC (FOOD & KINDRED PRODUCTS)                           2,502,427
5,548,100  VODAFONE GROUP PLC (COMMUNICATIONS)                          13,277,405
  447,400  WPP GROUP PLC (COMMUNICATIONS)                                4,165,380

                                                                        86,256,653
                                                                     -------------

TOTAL COMMON STOCK (COST $350,174,949)                                 407,692,330
                                                                     -------------

COLLATERAL FOR SECURITIES LENDING - 2.18%
             COLLATERAL FOR SECURITY LENDING                            10,075,372

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $10,075,372)              10,075,372
                                                                     -------------

INVESTMENT COMPANIES - 2.40%
   78,200  ISHARES MSCI EAFE INDEX FUND (MUTUAL FUND)                   11,058,262

TOTAL INVESTMENT COMPANIES (COST $11,136,376)                           11,058,262
                                                                     -------------

SHORT-TERM INVESTMENTS - 2.93%

MUTUAL FUND - 2.93%
13,525,383   WELLS FARGO MONEY MARKET TRUST~++                          13,525,383
                                                                     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,525,383)                         13,525,383
                                                                     -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $384,912,080)*95.77%          *95.77%                          $ 442,351,347
OTHER ASSETS AND LIABILITIES, NET     4.23                              19,554,917
                                    ------                           -------------
TOTAL NET ASSETS                    100.00%                          $ 461,906,264
                                    ======                           =============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

%%   SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS,  TOTAL COST $949,004.  (SEE
     NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,525,383.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $387,838,786 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                $  66,482,539
     GROSS UNREALIZED DEPRECIATION                  (11,969,978)
                                                  -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)   $  54,512,561

 THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

COMMON STOCK - 97.13%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS
   & OPERATIVE BUILDERS - 1.19%
 41,000   D.R. HORTON INCORPORATED<<                                $  1,357,510
                                                                    ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
   & MOBILE HOME DEALERS - 1.04%
 27,100   SHERWIN-WILLIAMS COMPANY                                     1,191,316
                                                                    ------------

BUSINESS SERVICES - 9.09%
 25,600   ADOBE SYSTEMS INCORPORATED                                   1,266,432
 27,400   ELECTRONIC ARTS INCORPORATED+<<                              1,260,126
135,900   MICROSOFT CORPORATION                                        3,757,635
 50,300   ROBERT HALF INTERNATIONAL INCORPORATED                       1,296,231
 27,400   SYMANTEC CORPORATION+<<                                      1,503,712
 65,100   VERISIGN INCORPORATED+                                       1,294,188

                                                                      10,378,324
                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 12.88%
 26,000   AVON PRODUCTS INCORPORATED                                   1,135,680
 21,700   CLOROX COMPANY                                               1,156,610
 26,900   ESTEE LAUDER COMPANIES INCORPORATED CLASS A                  1,124,420
 21,600   GENZYME CORPORATION+<<                                       1,175,256
 35,000   GILEAD SCIENCES INCORPORATED+                                1,308,300
 37,000   GILLETTE COMPANY                                             1,544,380
 32,700   MONSANTO COMPANY                                             1,190,934
114,100   PFIZER INCORPORATED                                          3,491,460
 25,300   PROCTER & GAMBLE COMPANY                                     1,369,236
 46,700   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR<<                 1,211,865

                                                                      14,708,141
                                                                    ------------

COMMUNICATIONS - 3.57%
 50,300   BELLSOUTH CORPORATION                                        1,364,136
 68,400   SPRINT CORPORATION-FON GROUP                                 1,376,892
 34,000   VERIZON COMMUNICATIONS INCORPORATED                          1,338,920

                                                                       4,079,948
                                                                    ------------

DEPOSITORY INSTITUTIONS - 5.33%

 61,910   BANK OF AMERICA CORPORATION                                  2,682,561
 36,800   CITIGROUP INCORPORATED                                       1,623,616
 44,636   JP MORGAN CHASE & COMPANY                                    1,773,388

                                                                       6,079,565
                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 5.01%

 18,400   EMERSON ELECTRIC COMPANY                                     1,138,776
 11,900   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED<<               1,282,225
 45,700   MICRON TECHNOLOGY INCORPORATED+                                549,771
 84,900   MOTOROLA INCORPORATED                                        1,531,596
 31,100   QUALCOMM INCORPORATED                                        1,214,144

                                                                       5,716,512
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES     SECURITY NAME                                               VALUE

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT - 3.27%
16,200   FORTUNE BRANDS INCORPORATED                                $ 1,200,258
                                                                    -----------
12,400   ILLINOIS TOOL WORKS INCORPORATED                             1,155,308
39,900   MASCO CORPORATION                                            1,377,747

                                                                      3,733,313
                                                                    -----------

FOOD & KINDRED PRODUCTS - 1.16%
28,300   HERSHEY FOODS CORPORATION                                    1,321,893
                                                                    -----------

FOOD STORES - 2.41%
31,500   STARBUCKS CORPORATION+                                       1,431,990
15,400   WHOLE FOODS MARKET INCORPORATED                              1,321,166

                                                                      2,753,156
                                                                    -----------

GENERAL MERCHANDISE STORES - 0.95%
30,600   JC PENNEY COMPANY INCORPORATED                               1,079,568
                                                                    -----------

HEALTH SERVICES - 1.04%
27,200   LABORATORY CORPORATION OF AMERICA HOLDINGS+                  1,189,184
                                                                    -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.89%
27,700   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                  1,439,292
27,800   MGM MIRAGE+<<                                                1,380,270
35,000   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED             1,624,700

                                                                      4,444,262
                                                                    -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
   EQUIPMENT - 8.42%
19,200   3M COMPANY                                                   1,535,424
38,300   APPLE COMPUTER INCORPORATED+                                 1,484,125
27,700   BAKER HUGHES INCORPORATED<<                                  1,211,044
88,800   CISCO SYSTEMS INCORPORATED+                                  1,607,280
19,000   INGERSOLL-RAND COMPANY CLASS A                               1,291,430
14,900   LEXMARK INTERNATIONAL INCORPORATED+                          1,251,749
21,000   PARKER HANNIFIN CORPORATION                                  1,236,060

                                                                      9,617,112
                                                                    -----------

INSURANCE AGENTS, BROKERS & SERVICE - 2.04%
27,400   ACE LIMITED                                                  1,097,644
32,000   METLIFE INCORPORATED                                         1,236,800

                                                                      2,334,444
                                                                    -----------

INSURANCE CARRIERS - 4.82%
12,000   AETNA INCORPORATED<<                                         1,199,160
12,100   ALLSTATE CORPORATION                                           580,679
20,900   MGIC INVESTMENT CORPORATION                                  1,390,895
13,200   PROGRESSIVE CORPORATION                                      1,118,700
16,400   UNITEDHEALTH GROUP INCORPORATED                              1,209,336

                                                                      5,498,770
                                                                    -----------

LEATHER & LEATHER PRODUCTS - 0.96%
25,900   COACH INCORPORATED+                                          1,098,678
                                                                    -----------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.28%
 21,300   C.R. BARD INCORPORATED                                    $ 1,206,219
 31,100   RAYTHEON COMPANY                                            1,181,178
 30,900   WATERS CORPORATION+                                         1,362,690

                                                                      3,750,087
                                                                    -----------

METAL MINING - 1.23%
 15,200   PHELPS DODGE CORPORATION<<                                  1,398,856
                                                                    -----------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.01%
 18,700   EATON CORPORATION                                           1,185,767
 19,200   JOHNSON & JOHNSON                                           1,081,536
 38,300   TYCO INTERNATIONAL LIMITED                                  1,174,278

                                                                      3,441,581
                                                                    -----------

MOTION PICTURES - 2.28%
 79,300   TIME WARNER INCORPORATED+                                   1,279,902
 58,600   WALT DISNEY COMPANY                                         1,321,430

                                                                      2,601,332
                                                                    -----------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.36%
 20,400   UNITED PARCEL SERVICE INCORPORATED CLASS B                  1,548,768
                                                                    -----------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.70%
 10,000   CAPITAL ONE FINANCIAL CORPORATION                             739,000
 32,200   CIT GROUP INCORPORATED<<                                    1,203,958

                                                                      1,942,958
                                                                    -----------

OIL & GAS EXTRACTION - 7.77%
 25,000   APACHE CORPORATION                                          1,252,750
 22,800   BJ SERVICES COMPANY                                         1,194,948
 33,400   BURLINGTON RESOURCES INCORPORATED                           1,362,720
 17,400   DEVON ENERGY CORPORATION                                    1,235,574
 21,400   KERR-MCGEE CORPORATION                                      1,225,150
 26,500   OCCIDENTAL PETROLEUM CORPORATION                            1,482,145
 34,325   XTO ENERGY INCORPORATED                                     1,114,876

                                                                      8,868,163
                                                                    -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.38%
 19,000   CONOCOPHILLIPS                                              1,574,150
                                                                    -----------

RAILROAD TRANSPORTATION - 1.25%
 47,900   NORFOLK SOUTHERN CORPORATION                                1,424,546
                                                                    -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.20%
 17,400   NIKE INCORPORATED CLASS B                                   1,371,120
                                                                    -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 1.19%
 14,600   GOLDMAN SACHS GROUP INCORPORATED                            1,361,304
                                                                    -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.10%
113,000   CORNING INCORPORATED+                                       1,252,040
                                                                    -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

TRANSPORTATION EQUIPMENT - 3.30%
   30,600   BOEING COMPANY                                        $   1,579,572
   18,500   HARLEY-DAVIDSON INCORPORATED<<                            1,099,640
   30,300   HONEYWELL INTERNATIONAL INCORPORATED                      1,086,558

                                                                      3,765,770
                                                                  -------------

TOTAL COMMON STOCK (COST $101,746,847)                              110,882,371
                                                                  -------------

COLLATERAL FOR SECURITIES LENDING - 11.91%
            COLLATERAL FOR SECURITY LENDING                          13,592,120

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $13,592,120)           13,592,120
                                                                  -------------

SHORT-TERM INVESTMENTS - 4.53%
   MUTUAL FUND - 4.53%
5,171,671   WELLS FARGO MONEY MARKET TRUST~++                         5,171,671
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST 5,171,671)                     $   5,171,671
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $120,510,638)*                113.57%                       $ 129,646,162
OTHER ASSETS AND LIABILITIES, NET   (13.57)                         (15,487,385)
                                    ------                        -------------
TOTAL NET ASSETS                    100.00%                       $ 114,158,777
                                    ======                        =============

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+    NON-INCOME EARNING SECURITIES.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,171,671.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $120,589,730 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                $ 11,155,923
     GROSS UNREALIZED DEPRECIATION                  (2,099,491)
                                                  ------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)   $  9,056,432

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS      PORTFOLIO OF INVESTMENTS-- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

COMMON STOCK - 97.67%

APPAREL & ACCESSORY STORES - 0.79%
 56,700   ABERCROMBIE & FITCH COMPANY CLASS A<<                    $  1,786,050
                                                                   ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.52%
 14,000   KB HOME                                                     1,182,860
                                                                   ------------

BUSINESS SERVICES - 2.88%
 22,200   GETTY IMAGES INCORPORATED+<<                                1,227,660
 48,000   MANPOWER INCORPORATED                                       2,135,520
114,200   MICROSOFT CORPORATION                                       3,157,630

                                                                      6,520,810
                                                                      ---------

CHEMICALS & ALLIED PRODUCTS - 5.06%
122,900   DOW CHEMICAL COMPANY                                        5,552,622
 45,500   GENZYME CORPORATION+<<                                      2,475,655
111,700   PFIZER INCORPORATED                                         3,418,020

                                                                     11,446,297
                                                                   ------------

COMMUNICATIONS - 7.04%
129,800   AVAYA INCORPORATED+                                         1,809,412
103,100   COMCAST CORPORATION CLASS A+                                2,911,544
177,500   SPRINT CORPORATION-FON GROUP                                3,573,075
137,600   VERIZON COMMUNICATIONS INCORPORATED                         5,418,688
 85,200   WESTERN WIRELESS CORPORATION CLASS A+<<                     2,190,492

                                                                     15,903,211
                                                                   ------------

DEPOSITORY INSTITUTIONS - 12.90%
195,800   BANK OF AMERICA CORPORATION                                 8,484,014
190,100   CITIGROUP INCORPORATED<<                                    8,387,212
162,600   JP MORGAN CHASE & COMPANY                                   6,460,098
158,600   SOVEREIGN BANCORP INCORPORATED                              3,460,652
 50,080   WACHOVIA CORPORATION                                        2,351,256

                                                                     29,143,232
                                                                   ------------

EATING & DRINKING PLACES - 1.52%
122,400   MCDONALD'S CORPORATION                                      3,430,872
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 4.69%
354,700   AES CORPORATION+                                            3,543,453
 96,800   EXELON CORPORATION                                          3,551,592
 68,100   ONEOK INCORPORATED<<                                        1,771,962
 38,000   QUESTAR CORPORATION                                         1,741,160

                                                                     10,608,167
                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 5.58%
312,900   GENERAL ELECTRIC COMPANY                                   10,507,182
104,500   INTEL CORPORATION                                           2,096,270

                                                                     12,603,452
                                                                   ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

GENERAL MERCHANDISE STORES - 1.98%
 99,000   TARGET CORPORATION                                        $  4,479,750
                                                                    ------------

HEALTH SERVICES - 1.65%
 34,000   LINCARE HOLDINGS INCORPORATED+<<                             1,010,140
 78,900   TRIAD HOSPITALS INCORPORATED+                                2,717,316

                                                                       3,727,456
                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.90%
 59,100   APPLIED MATERIALS INCORPORATED+                                974,559
102,200   BAKER HUGHES INCORPORATED<<                                  4,468,184
 21,400   BLACK & DECKER CORPORATION                                   1,657,216
 53,000   DEERE & COMPANY                                              3,421,150
206,000   EMC CORPORATION+                                             2,377,240
109,800   LAM RESEARCH CORPORATION+<<                                  2,402,424
 87,600   SANDISK CORPORATION+<<                                       2,550,912

                                                                      17,851,685
                                                                    ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.48%
 68,600   UNUMPROVIDENT CORPORATION<<                                  1,076,334
                                                                    ------------

INSURANCE CARRIERS - 6.62%
 58,800   AMERICAN INTERNATIONAL GROUP INCORPORATED                    3,997,812
 39,400   CIGNA CORPORATION<<                                          2,743,422
 99,800   GENWORTH FINANCIAL INCORPORATED                              2,325,340
 35,700   MGIC INVESTMENT CORPORATION                                  2,375,835
 77,000   SAFECO CORPORATION                                           3,515,050

                                                                      14,957,459
                                                                    ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.42%
 55,900   EASTMAN KODAK COMPANY<<                                      1,801,098
 29,500   MILLIPORE CORPORATION+                                       1,411,575

                                                                       3,212,673
                                                                    ------------

METAL MINING - 0.63%
 35,100   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<        1,421,550
                                                                    ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.05%
 77,400   TYCO INTERNATIONAL LIMITED                                   2,373,084
                                                                    ------------

MOTION PICTURES - 1.47%
147,500   WALT DISNEY COMPANY                                          3,326,125
                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.43%
 93,800   CIT GROUP INCORPORATED<<                                     3,507,182
 44,000   COUNTRYWIDE FINANCIAL CORPORATION<<                          1,733,160
 36,400   FANNIE MAE                                                   2,307,760
303,800   PROVIDIAN FINANCIAL CORPORATION+<<                           4,721,052

                                                                      12,269,154
                                                                    ------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

OIL & GAS EXTRACTION - 5.18%
215,800   CHESAPEAKE ENERGY CORPORATION                           $   3,416,114
 85,900   KERR-MCGEE CORPORATION                                      4,917,775
 94,500   TRANSOCEAN INCORPORATED+<<                                  3,381,210

                                                                     11,715,099
                                                                  -------------

PAPER & ALLIED PRODUCTS - 0.96%
 33,600   KIMBERLY-CLARK CORPORATION                                  2,170,224
                                                                  -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.69%
 47,400   CONOCOPHILLIPS                                              3,927,090
184,800   EXXON MOBIL CORPORATION                                     8,931,384

                                                                     12,858,474
                                                                  -------------

PRIMARY METAL INDUSTRIES - 1.99%
133,200   INTERNATIONAL STEEL GROUP INCORPORATED+<<                   4,488,840
                                                                  -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.02%
 68,600   VIACOM INCORPORATED CLASS B<<                               2,302,216
                                                                  -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 5.00%
 25,500   BEAR STEARNS COMPANIES INCORPORATED                         2,452,335
150,800   FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A         2,880,280
 27,500   GOLDMAN SACHS GROUP INCORPORATED                            2,564,100
 68,600   MERRILL LYNCH & COMPANY INCORPORATED                        3,410,792

                                                                     11,307,507
                                                                  -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.77%
361,200   CORNING INCORPORATED+<<                                     4,002,096
                                                                  -------------

TOBACCO PRODUCTS - 1.65%
 79,100   ALTRIA GROUP INCORPORATED                                   3,720,864
                                                                  -------------

TRANSPORTATION EQUIPMENT - 3.52%
 47,300   AUTOLIV INCORPORATED<<                                      1,910,920
 32,300   TEXTRON INCORPORATED                                        2,075,921
 42,500   UNITED TECHNOLOGIES CORPORATION                             3,968,650

                                                                      7,955,491
                                                                  -------------

WHOLESALE TRADE-DURABLE GOODS - 1.28%
 50,200   W.W. GRAINGER INCORPORATED<<                                2,894,030
                                                                  -------------

TOTAL COMMON STOCK (COST $209,465,917)                              220,735,062
                                                                  -------------

COLLATERAL FOR SECURITIES LENDING - 21.72%
          COLLATERAL FOR SECURITY LENDING                            49,086,270
                                                                  -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $49,086,270)           49,086,270
                                                                  -------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                            VALUE

SHORT-TERM INVESTMENTS - 2.25%

MUTUAL FUND - 2.25%
5,070,986   WELLS FARGO MONEY MARKET TRUST~++                     $   5,070,986
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,070,986)                        5,070,986
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
   (COST $263,623,173)*                          121.64%          $ 274,892,318
OTHER ASSETS AND LIABILITIES, NET                (21.64)            (48,898,684)
                                                 ------           -------------
TOTAL NET ASSETS                                 100.00%          $ 225,993,634
                                                 ======           =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,070,986.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $263,623,173 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                    $ 16,028,831
      GROSS UNREALIZED DEPRECIATION                      (4,759,686)
                                                       ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)       $ 11,269,145

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

COMMON STOCK - 99.38%

APPAREL & ACCESSORY STORES - 3.36%
2,370,800   KOHL'S CORPORATION+<<                                  $ 114,248,852
                                                                   -------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
   HOME DEALERS - 9.52%
1,371,400   FASTENAL COMPANY<<                                        78,992,640
3,174,217   HOME DEPOT INCORPORATED                                  124,429,306
2,221,500   LOWE'S COMPANIES INCORPORATED<<                          120,738,525

                                                                     324,160,471
                                                                   -------------

BUSINESS SERVICES - 24.18%
  879,800   AUTOMATIC DATA PROCESSING INCORPORATED                    36,353,336
3,397,600   EBAY INCORPORATED+<<                                     312,375,344
3,920,600   FIRST DATA CORPORATION                                   170,546,100
2,870,143   FISERV INCORPORATED+<<                                   100,053,185
7,366,220   MICROSOFT CORPORATION                                    203,675,983

                                                                     823,003,948
                                                                   -------------

CHEMICALS & ALLIED PRODUCTS - 8.76%
1,570,000   AMGEN INCORPORATED+<<                                     88,987,600
1,736,600   GENENTECH INCORPORATED+<<                                 91,032,572
  630,400   GENZYME CORPORATION+<<                                    34,300,064
2,741,300   PFIZER INCORPORATED                                       83,883,780

                                                                     298,204,016
                                                                   -------------

DEPOSITORY INSTITUTIONS - 1.07%
  856,400   STATE STREET CORPORATION                                  36,576,844
                                                                   -------------

EDUCATIONAL SERVICES - 1.47%
  682,200   APOLLO GROUP INCORPORATED CLASS A+<<                      50,053,014
                                                                   -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 9.14%
7,255,750   INTEL CORPORATION<<                                      145,550,345
2,149,100   LINEAR TECHNOLOGY CORPORATION<<                           77,883,384
6,401,300   NOKIA OYJ ADR<<                                           87,825,836

                                                                     311,259,565
                                                                   -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 3.74%
4,223,310   PAYCHEX INCORPORATED                                     127,332,797
                                                                   -------------

GENERAL MERCHANDISE STORES - 2.29%
1,721,300   TARGET CORPORATION                                        77,888,825
                                                                   -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
   - 9.49%
7,855,400   CISCO SYSTEMS INCORPORATED+                              142,182,740
3,481,200   DELL INCORPORATED+<<                                     123,930,720
4,928,100   EMC CORPORATION+                                          56,870,274

                                                                     322,983,734
                                                                   -------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                           VALUE

INSURANCE CARRIERS - 5.06%
 2,530,766   AMERICAN INTERNATIONAL GROUP INCORPORATED          $   172,066,780
                                                                ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.11%
 4,008,900   MEDTRONIC INCORPORATED                                 208,061,910
                                                                ---------------

MISCELLANEOUS RETAIL - 2.46%
 1,575,500   WAL-MART STORES INCORPORATED                            83,816,600
                                                                ---------------

PERSONAL SERVICES - 3.11%
 2,521,150   CINTAS CORPORATION<<                                   105,989,146
                                                                ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 9.62%
11,845,937   CHARLES SCHWAB CORPORATION                             108,864,161
   902,300   FRANKLIN RESOURCES INCORPORATED                         50,312,248
 1,804,250   GOLDMAN SACHS GROUP INCORPORATED                       168,228,270

                                                                    327,404,679
                                                                ---------------

TOTAL COMMON STOCK (COST $2,982,830,787)                          3,383,051,181
                                                                ---------------

COLLATERAL FOR SECURITIES LENDING - 6.67%
             COLLATERAL FOR SECURITY LENDING                        226,977,378

TOTAL COLLATERAL FOR SECURITIES LENDING (COST
   $226,977,378)                                                    226,977,378
                                                                ---------------

SHORT-TERM INVESTMENTS - 0.65%

MUTUAL FUND - 0.65%
22,114,337   WELLS FARGO MONEY MARKET TRUST~++                       22,114,337
                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $22,114,337)                      22,114,337
                                                                ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,231,922,502)*                               106.70%    $ 3,632,142,896
OTHER ASSETS AND LIABILITIES, NET                     (6.70)       (228,163,032)
                                                     ------     ---------------
TOTAL NET ASSETS                                     100.00%    $ 3,403,979,864
                                                     ======     ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,114,337.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,262,470,677 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                 $  617,739,241
      GROSS UNREALIZED DEPRECIATION                   (248,067,022)
                                                    --------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)    $  369,672,219

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

OVERSEAS  PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                            VALUE
COMMON STOCK - 99.11%

AUSTRALIA - 4.63%
293,100   BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)     $  1,847,068
243,100   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                  1,213,255
153,200   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)      1,028,694
 25,200   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                 492,482
198,700   SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)          711,005
561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                            1,892,605

                                                                                  7,185,109
                                                                               ------------

AUSTRIA - 0.56%
  3,800   OMV AG (OIL & GAS EXTRACTION)                                             875,489
                                                                               ------------

DENMARK - 1.04%
 13,800   BANG & OLUFSEN AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                               803,825
 16,800   DANSKE BANK AS (DEPOSITORY INSTITUTIONS)                                  441,618
 10,600   TDS AS (COMMUNICATIONS)                                                   375,059

                                                                                  1,620,502
                                                                               ------------

FINLAND - 1.47%
 26,000   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                            363,286
 41,700   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                  580,066
 38,500   KESKO OYJ (FOOD STORES)<<                                                 842,539
 48,500   POHJOLA GROUP PLC (INSURANCE CARRIERS)<<                                  499,969

                                                                                  2,285,860
                                                                               ------------

FRANCE - 9.68%
  6,753   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                       423,137
 50,900   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                3,287,338
  7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                      493,672
 44,900   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)      2,304,809
 17,100   IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                    1,137,310
 10,500   RALLYE SA (GENERAL MERCHANDISE STORES)                                    507,949
 24,100   RENAULT SA (TRANSPORTATION EQUIPMENT)<<                                 1,971,043
 24,300   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                              2,150,376
  7,800   TOTAL SA (OIL & GAS EXTRACTION)<<                                       1,588,772
 31,800   VALEO SA (TRANSPORTATION EQUIPMENT)                                     1,164,334

                                                                                 15,028,740
                                                                               ------------

GERMANY - 6.36%
 13,600   AAREAL BANK AG (REAL ESTATE)                                              387,823
 22,300   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                   1,314,209
 13,300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                               981,208
 11,500   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                       940,539
 43,163   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                 1,027,678
 48,700   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                          759,095
 44,500   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)         1,521,561

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                   VALUE
GERMANY (CONTINUED)
   99,900   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                   $ 1,946,756
   53,300   TUI AG (TRANSPORTATION BY AIR)<<                                                 998,941

                                                                                           9,877,810
                                                                                         -----------

GREECE - 0.21%
   89,000   INTRACOM SA (COMMUNICATIONS)                                                     329,404
                                                                                         -----------

HONG KONG - 1.57%
  336,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                     863,908
1,677,900   CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                          876,815
  652,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                     702,868

                                                                                           2,443,591
                                                                                         -----------

IRELAND - 0.92%
  88,600   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)               1,430,541
                                                                                         -----------

ITALY - 3.62%
  553,000   CASSA DI RISPARMIO DI FIRENZ SPA (DEPOSITORY INSTITUTIONS)<<                   1,014,446
  537,300   COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<     1,174,499
   60,395   ENI SPA (OIL & GAS EXTRACTION)                                                 1,353,196
  169,000   ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                            1,376,936
   36,940   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                           709,758

                                                                                           5,628,835
                                                                                         -----------

JAPAN - 22.69%
   14,100   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                        872,495
  139,500   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                              1,420,124
   71,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)       1,317,380
   28,200   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                   685,714
   77,400   DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                               1,332,194
   20,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                     484,530
   59,700   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)<<               939,795
   31,600   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                427,488
   68,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  1,217,293
   24,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                         1,191,889
  202,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                      813,755
   88,500   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY
            SERVICES)<<                                                                    1,560,182
   44,000   KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)              642,344
  719,000   MARUBENI CORPORATION (BUSINESS SERVICES)                                       1,904,895
  474,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                  1,436,429
   29,300   NAMCO LIMITED (AMUSEMENT & RECREATION SERVICES)<<                                332,305
   29,300   NAMCO LIMITED W I SHARES (AMUSEMENT & RECREATION SERVICES)%%                     332,305
  125,200   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
               EQUIPMENT)                                                                    941,712
      500   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                      1,991,562
  117,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE
               STATIONS)<<                                                                 1,278,229

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                           VALUE
JAPAN (CONTINUED)
 27,600   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)         $  1,805,526
 44,500   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                     952,865
 42,400   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED
             PRODUCTS)<<                                                            763,635
 42,800   SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)           379,789
101,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
             EXCHANGES & SERVICES)                                                  751,440
 52,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING
             & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            962,482
 13,100   TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                 837,953
135,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)            1,201,606
265,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED
             INDUSTRIES)<<                                                          834,324
220,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                 890,260
 19,000   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING
             INDUSTRIES)<<                                                          347,366
114,400   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
             STATIONS)                                                            4,380,239

                                                                                 35,230,105
                                                                               ------------

NETHERLANDS - 4.67%
 76,300   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)<<                        1,733,251
167,800   AEGON NV (INSURANCE CARRIERS)                                           1,808,985
 61,800   ING GROEP NV (FINANCIAL SERVICES)                                       1,559,680
 44,200   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           690,050
 28,200   ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED
             INDUSTRIES)                                                          1,452,467

                                                                                  7,244,433
                                                                               ------------

NORWAY - 0.90%
 75,600   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                             598,039
  9,400   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                    684,246
 10,420   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                           110,678

                                                                                  1,392,963
                                                                               ------------

PORTUGAL - 0.38%
272,700   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                  592,715
                                                                               ------------

SINGAPORE - 1.00%
128,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                        1,056,783
524,600   MOBILONE LIMITED (COMMUNICATIONS)                                         489,203

                                                                                  1,545,986
                                                                               ------------

SPAIN - 3.68%
103,500   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)            1,010,383
119,800   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                           2,280,984
110,500   REPSOL YPF SA (OIL & GAS EXTRACTION)                                    2,426,430

                                                                                  5,717,797
                                                                               ------------

SWEDEN - 2.56%
 25,900   FORENINGSSPARBANKEN AB (DEPOSITORY INSTITUTIONS)                          538,975
301,900   NORDEA AB (DEPOSITORY INSTITUTIONS)                                     2,467,384
 62,390   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                964,105

                                                                                  3,970,464
                                                                               ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

OVERSEAS  PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                           VALUE
SWITZERLAND - 7.08%
  8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)<<                          $    115,360
  3,900   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                         1,055,658
 20,600   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)      1,121,807
  2,900   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)        868,583
  5,700   SWISSCOM AG (COMMUNICATIONS)                                            1,976,535
 52,900   UBS AG (FINANCIAL SERVICES)                                             3,723,801
  3,100   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                            650,436
  5,200   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                  691,279
 38,600   VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                            799,079

                                                                                 11,002,538
                                                                               ------------

UNITED KINGDOM - 26.09%
 78,300   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                      1,239,775
134,200   ARRIVA PLC (TRANSPORTATION BY AIR)                                      1,080,652
114,500   AVIVA PLC (INSURANCE CARRIERS)                                          1,134,391
371,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                  3,559,099
 97,900   BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                                    1,002,703
209,400   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                           1,013,617
 62,400   BERKELEY GROUP PLC (PRIVATE HOUSEHOLDS)                                 1,431,783
385,300   BIG FOOD GROUP PLC (FOOD STORES)                                          679,793
 17,000   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                              197,495
164,400   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)               849,339
167,300   BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                            771,986
479,687   BT GROUP PLC (COMMUNICATIONS)                                           1,560,271
 94,200   DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                               630,704
529,200   DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                           1,635,136
211,300   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                    569,717
 78,400   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                  416,387
103,600   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
             OPERATIVE BUILDERS)                                                    753,631
254,200   GKL PLC (TRANSPORTATION EQUIPMENT)                                        987,829
 31,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                         674,574
184,700   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                     1,366,984
 37,300   HBOS PLC (DEPOSITORY INSTITUTIONS)                                        503,525
309,837   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                               1,428,304
172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                               609,191
 58,000   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                       562,032
350,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                          2,732,889
237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                              652,151
676,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                                     1,398,612
688,900   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                 1,128,179
112,900   RMC GROUP PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                  1,735,524
231,200   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                  1,767,615
 45,800   SEVERN TRENT PLC (WATER TRANSPORTATION)                                   727,668
436,800   SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS EXTRACTION)            3,205,138

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES SECURITY NAME                                                            VALUE

UNITED KINGDOM (CONTINUED)
139,200   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)           $   1,399,254
 68,700   WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)         1,103,934

                                                                                40,509,882
                                                                             -------------

TOTAL COMMON STOCK (COST $135,156,002)                                         153,912,764
                                                                             -------------

COLLATERAL FOR SECURITIES LENDING - 9.72%
          COLLATERAL FOR SECURITY LENDING                                       15,098,892

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,098,892)                      15,098,892
                                                                             -------------

SHORT-TERM INVESTMENTS - 0.12%

MUTUAL FUND - 0.12%
188,591   WELLS FARGO MONEY MARKET TRUST~++                                        188,591
                                                                             -------------

TOTAL SHORT-TERM INVESTMENTS (COST $188,591)                                       188,591
                                                                             -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $150,443,485)*                  108.95%                                $ 169,200,247
OTHER ASSETS AND LIABILITIES, NET      (8.95)                                  (13,903,266)
                                      ------                                 -------------
TOTAL NET ASSETS                      100.00%                                $ 155,296,981
                                      ======                                 =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $397,213. (SEE
      NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $188,591.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $150,443,485 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                $ 22,308,177
      GROSS UNREALIZED DEPRECIATION                  (3,551,415)
                                                   ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 18,756,762

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

COMMON STOCK - 97.79%

AGRICULTURAL PRODUCTION CROPS - 0.22%
25,259   DELTA & PINE LAND COMPANY                                   $   675,678
                                                                     -----------

AMUSEMENT & RECREATION SERVICES - 0.63%
19,362   ARGOSY GAMING COMPANY+                                          758,990
22,382   BALLY TOTAL FITNESS HOLDING CORPORATION+<<                       81,471
18,449   MULTIMEDIA GAMES INCORPORATED+<<                                285,960
23,403   PINNACLE ENTERTAINMENT+<<                                       322,961
19,778   WMS INDUSTRIES INCORPORATED+<<                                  508,097

                                                                       1,957,479
                                                                     -----------

APPAREL & ACCESSORY STORES - 1.19%
 8,835   ASHWORTH INCORPORATED+                                           72,447
29,319   BURLINGTON COAT FACTORY WAREHOUSE CORPORATION                   622,442
13,541   CATO CORPORATION                                                301,287
17,685   CHILDRENS PLACE+                                                422,848
23,971   CHRISTOPHER & BANKS CORPORATION                                 383,776
19,461   DRESS BARN INCORPORATED+                                        339,595
21,662   GOODY'S FAMILY CLOTHING INCORPORATED                            182,394
20,093   GYMBOREE CORPORATION+<<                                         289,339
30,685   HOT TOPIC INCORPORATED+<<                                       522,873
 7,720   OSHKOSH B'GOSH INCORPORATED CLASS A<<                           155,944
22,610   TOO INCORPORATED+<<                                             408,563

                                                                       3,701,508
                                                                     -----------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS - 0.80%
 4,731   HAGGAR CORPORATION                                               81,089
18,058   KELLWOOD COMPANY                                                658,214
20,218   PHILLIPS-VAN HEUSEN CORPORATION                                 450,457
37,278   QUIKSILVER INCORPORATED+                                        947,607
21,445   RUSSELL CORPORATION                                             361,134

                                                                       2,498,501
                                                                     -----------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.16%
24,026   CENTRAL PARKING CORPORATION                                     317,624
10,301   MIDAS INCORPORATED+                                             166,876

                                                                         484,500
                                                                     -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.64%
21,404   MDC HOLDINGS INCORPORATED<<                                   1,564,603
 4,196   NVR INCORPORATED+<<                                           2,311,996
22,072   STANDARD-PACIFIC CORPORATION                                  1,244,199

                                                                       5,120,798
                                                                     -----------

BUSINESS SERVICES - 7.22%
32,657   AARON RENTS INCORPORATED                                        710,616
31,874   ABM INDUSTRIES INCORPORATED                                     642,261
17,273   ADMINISTAFF INCORPORATED+                                       202,094
20,067   ADVO INCORPORATED                                               620,873

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

BUSINESS SERVICES (CONTINUED)
10,173   ANSYS INCORPORATED+                                         $   505,903
20,477   ARBITRON INCORPORATED+                                          749,663
15,640   BRADY CORPORATION CLASS A                                       762,763
 8,541   BROOKTROUT INCORPORATED+                                         77,382
19,140   CACI INTERNATIONAL INCORPORATED CLASS A+                      1,010,209
20,724   CAPTARIS INCORPORATED+                                           88,284
16,137   CARREKER CORPORATION+                                           122,803
23,710   CERNER CORPORATION+<<                                         1,025,695
39,599   CIBER INCORPORATED+                                             297,785
30,217   COGNEX CORPORATION                                              791,685
27,337   DENDRITE INTERNATIONAL INCORPORATED+                            440,672
23,265   DIGITAL INSIGHT CORPORATION+<<                                  317,102
31,656   EFUNDS CORPORATION+                                             588,485
20,406   FACTSET RESEARCH SYSTEMS INCORPORATED                           983,569
25,899   FILENET CORPORATION+                                            452,197
19,782   FINDWHAT.COM+<<                                                 370,517
14,605   GERBER SCIENTIFIC INCORPORATED+                                  96,247
12,557   HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                361,893
25,622   HYPERION SOLUTIONS CORPORATION+<<                               870,892
 7,641   INSURANCE AUTO AUCTIONS INCORPORATED+                           131,043
31,019   INTERNET SECURITY SYSTEMS+                                      527,323
11,392   INTRADO INCORPORATED+<<                                         115,173
19,090   JDA SOFTWARE GROUP INCORPORATED+<<                              206,554
20,458   KRONOS INCORPORATED+                                            906,085
27,517   LABOR READY INCORPORATED+<<                                     385,788
19,772   MANHATTAN ASSOCIATES INCORPORATED+                              482,832
13,269   MAPINFO CORPORATION+                                            143,305
 6,916   MEMBERWORKS INCORPORATED+<<                                     181,476
16,410   MRO SOFTWARE INCORPORATED+                                      164,100
20,923   NCO GROUP INCORPORATED+                                         563,875
23,657   NDCHEALTH CORPORATION                                           379,695
25,164   NETEGRITY INCORPORATED+                                         188,982
15,953   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+                      105,449
16,576   ON ASSIGNMENT INCORPORATED+                                      73,597
13,708   PC-TEL INCORPORATED+                                            113,228
16,119   PHOENIX TECHNOLOGIES LIMITED+                                    80,434
23,826   PROGRESS SOFTWARE CORPORATION+                                  474,137
10,476   QRS CORPORATION+                                                 72,494
17,358   RADIANT SYSTEMS INCORPORATED+                                    69,779
12,444   RADISYS CORPORATION+                                            173,594
22,776   ROXIO INCORPORATED+<<                                           117,069
29,181   SERENA SOFTWARE INCORPORATED+<<                                 488,198
10,361   SOURCECORP INCORPORATED+                                        229,393
40,010   SPHERION CORPORATION+                                           312,878
11,548   SPSS INCORPORATED+                                              153,935
 9,503   STARTEK INCORPORATED                                            298,014
29,494   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                   968,878

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

BUSINESS SERVICES (CONTINUED)
 9,022   TALX CORPORATION                                           $    208,318
25,716   THQ INCORPORATED+<<                                             500,433
24,200   VERITY INCORPORATED+                                            311,696
14,543   VIAD CORPORATION                                                345,105
10,001   VOLT INFORMATION SCIENCE INCORPORATED+                          287,729
15,291   WEBSENSE INCORPORATED+<<                                        637,176

                                                                      22,487,355
                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 4.07%

34,472   ALPHARMA INCORPORATED CLASS A                                   630,493
15,380   ARCH CHEMICALS INCORPORATED                                     439,099
18,939   ARQULE INCORPORATED+                                             87,498
10,306   BRADLEY PHARMACEUTICALS INCORPORATED+<<                         209,727
17,151   CAMBREX CORPORATION                                             376,465
19,122   DIAGNOSTIC PRODUCTS CORPORATION<<                               781,516
21,745   GEORGIA GULF CORPORATION                                        969,610
18,794   HB FULLER COMPANY                                               514,956
22,503   IDEXX LABORATORIES INCORPORATED+<<                            1,141,802
19,577   IMMUCOR INCORPORATED+<<                                         484,531
19,903   MACDERMID INCORPORATED                                          576,391
37,278   MEDICIS PHARMACEUTICAL CORPORATION CLASS A                    1,455,333
46,415   MGI PHARMA INCORPORATED+<<                                    1,238,816
 9,907   NATURES SUNSHINE PRODUCTS INCORPORATED                          150,289
43,938   NBTY INCORPORATED+<<                                            947,303
15,374   NOVEN PHARMACEUTICALS INCORPORATED+                             320,394
18,627   OM GROUP INCORPORATED+<<                                        681,003
26,470   OMNOVA SOLUTIONS INCORPORATED+                                  159,614
17,149   PAREXEL INTERNATIONAL CORPORATION+<<                            336,120
 5,769   PENFORD CORPORATION                                             100,438
60,203   POLYONE CORPORATION+                                            452,727
 6,343   QUAKER CHEMICAL CORPORATION                                     153,184
11,512   SURMODICS INCORPORATED+<<                                       273,410
21,030   WELLMAN INCORPORATED                                            178,334

                                                                      12,659,053
                                                                    ------------

COAL MINING - 0.46%
49,852   MASSEY ENERGY COMPANY                                         1,442,218
                                                                    ------------

COMMUNICATIONS - 1.29%
24,314   ANIXTER INTERNATIONAL INCORPORATED+<<                           853,178
15,139   AUDIOVOX CORPORATION CLASS A+                                   254,941
11,494   BOSTON COMMUNICATIONS GROUP INCORPORATED+<<                     100,802
37,677   GENERAL COMMUNICATION INCORPORATED CLASS A+                     340,977
25,129   GLOBAL PAYMENTS INCORPORATED<<                                1,345,658
15,267   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                        482,285
29,112   WEBEX COMMUNICATIONS INCORPORATED+<<                            635,224

                                                                       4,013,065
                                                                    ------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

COMPUTERS-INTERGRATED SYSTEMS - 0.12%
21,158   AGILYSYS INCORPORATED                                      $    365,822
                                                                    ------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.37%
 8,171   CHEMED CORPORATION                                              455,452
 9,946   EMCOR GROUP INCORPORATED+<<                                     374,168
17,569   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+<<                 328,013

                                                                       1,157,633
                                                                    ------------

DEPOSITORY INSTITUTIONS - 8.46%
15,148   ANCHOR BANCORP WISCONSIN INCORPORATED                           392,333
39,298   BANKATLANTIC BANCORP INCORPORATED CLASS A                       719,939
19,713   BANKUNITED FINANCIAL CORPORATION CLASS A+                       574,634
17,968   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                  448,481
38,852   BROOKLINE BANCORP INCORPORATED                                  608,811
30,328   CHITTENDEN CORPORATION                                          826,431
26,091   COMMERCIAL FEDERAL CORPORATION                                  703,935
20,085   COMMUNITY BANK SYSTEM INCORPORATED                              504,736
24,471   DIME COMMUNITY BANCSHARES                                       411,113
18,372   DOWNEY FINANCIAL CORPORATION                                  1,009,725
33,055   EAST WEST BANCORP INCORPORATED                                1,110,318
26,420   FIRST BANCORP PUERTO RICO                                     1,276,086
30,533   FIRST MIDWEST BANCORP INCORPORATED                            1,055,221
10,406   FIRST REPUBLIC BANK                                             478,676
10,777   FIRSTFED FINANCIAL CORPORATION+                                 526,780
40,215   FLAGSTAR BANCORP INCORPORATED                                   855,775
26,341   GOLD BANC CORP INCORPORATED                                     355,340
29,527   HUDSON UNITED BANCORP                                         1,088,070
18,595   IRWIN FINANCIAL CORPORATION                                     480,123
21,428   MAF BANCORP INCORPORATED                                        924,190
13,343   PRIVATEBANCORP INCOPORATED                                      359,727
21,686   PROVIDENT BANKSHARES CORPORATION                                727,565
42,058   REPUBLIC BANCORP INCORPORATED                                   647,693
19,222   RIGGS NATIONAL CORPORATION                                      426,728
46,410   SOUTH FINANCIAL GROUP INCORPORATED                            1,308,762
45,432   SOUTHWEST BANCORPORATION OF TEXAS INCORPORATED                  915,001
29,471   STERLING BANCSHARES INCORPORATED TEXAS<<                        396,385
14,871   STERLING FINANCIAL CORPORATION+                                 524,054
30,507   SUSQUEHANNA BANCSHARES INCORPORATED                             750,472
48,816   TRUSTCO BANK CORPORATION NY                                     625,821
29,735   UCBH HOLDINGS INCORPORATED                                    1,161,746
28,759   UMPQUA HOLDINGS CORPORATION                                     648,803
28,490   UNITED BANKSHARES INCORPORATED                                  987,179
21,942   WAYPOINT FINANCIAL CORPORATION                                  604,941
26,830   WHITNEY HOLDING CORPORATION                                   1,126,860
13,484   WINTRUST FINANCIAL CORPORATION<<                                772,364

                                                                      26,334,818
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

DURABLE GOODS - CONSUMER - 0.05%
17,678   STURM RUGER & COMPANY INCORPORATED                         $    159,279
                                                                    ------------

EATING & DRINKING PLACES - 2.31%
24,072   CEC ENTERTAINMENT INCORPORATED+                                 884,646
13,275   IHOP CORPORATION<<                                              507,238
24,182   JACK IN THE BOX INCORPORATED+                                   767,295
18,129   LANDRY'S RESTAURANTS INCORPORATED<<                             494,740
14,417   LONE STAR STEAKHOUSE & SALOON INCORPORATED                      372,391
14,012   O'CHARLEYS INCORPORATED+                                        228,396
16,825   P.F. CHANG'S CHINA BISTRO INCORPORATED+<<                       815,844
11,037   PAPA JOHNS INTERNATIONAL INCORPORATED+<<                        338,615
22,257   RARE HOSPITALITY INTERNATIONAL INCORPORATED+<<                  593,149
27,363   RYAN'S RESTAURANT GROUP INCORPORATED+                           406,067
39,147   SONIC CORPORATION+<<                                          1,003,338
17,986   STEAK N SHAKE COMPANY+                                          307,201
42,167   TRIARC COMPANIES INCORPORATED CLASS B                           483,655

                                                                       7,202,575
                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES - 4.35%
19,411   ALLETE INCORPORATED<<                                           630,857
10,950   AMERICAN STATES WATER COMPANY                                   272,655
41,125   ATMOS ENERGY CORPORATION                                      1,035,939
31,802   AVISTA CORPORATION                                              575,616
 7,387   CASCADE NATURAL GAS CORPORATION                                 156,826
 7,967   CENTRAL VERMONT PUBLIC SERVICE                                  160,216
10,354   CH ENERGY GROUP INCORPORATED                                    474,213
30,945   CLECO CORPORATION                                               533,492
31,264   EL PASO ELECTRIC COMPANY+                                       502,412
23,901   ENERGEN CORPORATION                                           1,232,097
 3,341   GREEN MOUNTAIN POWER CORPORATION                                 87,033
13,781   LACLEDE GROUP INCORPORATED                                      402,819
18,174   NEW JERSEY RESOURCES                                            752,404
17,963   NORTHWEST NATURAL GAS COMPANY                                   569,966
10,490   NUI CORPORATION<<                                               139,937
25,179   PIEDMONT NATURAL GAS COMPANY<<                                1,106,365
53,794   SOUTHERN UNION COMPANY+<<                                     1,102,770
23,185   SOUTHWEST GAS CORPORATION                                       555,281
33,473   UGI CORPORATION                                               1,247,204
 9,539   UIL HOLDINGS CORPORATION                                        469,223
22,508   UNISOURCE ENERGY CORPORATION                                    548,070
31,528   WASTE CONNECTIONS INCORPORATED+<<                               998,807

                                                                      13,554,202
                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 6.75%
17,069   ACTEL CORPORATION+                                              259,449
27,975   ACUITY BRANDS INCORPORATED                                      664,966
72,233   ADAPTEC INCORPORATED+                                           548,971
21,469   ADVANCED ENERGY INDUSTRIES INCORPORATED+                        199,447

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                             SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                   VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT (CONTINUED)
 48,750  AEROFLEX INCORPORATED+                                        $ 515,287
 23,184  ALLIANCE SEMICONDUCTOR CORPORATION+                              80,217
 19,336  AO SMITH CORPORATION<<                                          470,832
 15,811  APPLICA INCORPORATED+                                            63,876
  7,349  APPLIED SIGNAL TECHNOLOGY INCORPORATED                          235,095
 25,750  ARTESYN TECHNOLOGIES INCORPORATED+                              256,985
 20,606  ATMI INCORPORATED+<<                                            422,011
 21,640  BALDOR ELECTRIC COMPANY                                         512,002
  7,440  BEL FUSE INCORPORATED CLASS B                                   246,115
 26,999  BENCHMARK ELECTRONICS INCORPORATED+<<                           804,570
 16,624  C&D TECHNOLOGIES INCORPORATED                                   316,188
 28,255  C-COR INCORPORATED+                                             238,755
  9,491  CATAPULT COMMUNICATIONS CORPORATION+<<                          178,810
 24,688  CHECKPOINT SYSTEMS INCORPORATED+                                384,392
 12,023  CONCORD COMMUNICATIONS INCORPORATED+                            107,305
 23,715  CTS CORPORATION                                                 298,809
 17,553  CUBIC CORPORATION<<                                             401,964
 24,167  CYMER INCORPORATED+<<                                           692,626
 13,792  DIONEX CORPORATION+                                             754,422
 18,710  DSP GROUP INCORPORATED+                                         393,845
 12,073  DUPONT PHOTOMASKS INCORPORATED+<<                               205,724
 18,552  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                     321,877
 25,951  ESS TECHNOLOGY INCORPORATED+                                    177,764
 26,978  EXAR CORPORATION+                                               382,008
 47,455  HARMONIC INCORPORATED+                                          315,576
 17,158  HELIX TECHNOLOGY CORPORATION                                    233,263
 17,128  HUTCHINSON TECHNOLOGY INCORPORATED+<<                           457,831
 16,897  INTER-TEL INCORPORATED                                          365,313
 14,637  LITTELFUSE INCORPORATED+                                        505,416
 18,715  MAGNETEK INCORPORATED+                                          139,801
 13,937  MERCURY COMPUTER SYSTEMS INCORPORATED+                          375,184
 23,309  METHODE ELECTRONICS                                             298,122
 39,172  MICORSEMI CORPORATION+                                          552,325
 16,877  MOOG INCORPORATED CLASS A+                                      612,635
  4,480  NATIONAL PRESTO INDUSTRIES INCORPORATED                         187,354
 13,066  PARK ELECTROCHEMICAL CORPORATION                                276,999
 17,342  PERICOM SEMICONDUCTOR+                                          167,524
 21,404  PHOTRONICS INCORPORATED+<<                                      355,734
 20,310  POWER INTEGRATIONS INCORPORATED+<<                              414,933
 22,713  RAYOVAC CORPORATION+                                            598,488
 16,066  REGAL-BELOIT CORPORATION                                        388,637
 10,999  ROGERS CORPORATION+<<                                           467,348
 10,028  SBS TECHNOLOGIES INCORPORATED+                                  122,342
102,201  SKYWORKS SOLUTIONS INCORPORATED+<<                              970,910
 12,086  STANDARD MICROSYSTEMS CORPORATION+                              211,626
  8,492  SUPERTEX INCORPORATED+                                          165,000
 29,479  SYMMETRICOM INCORPORATED+<<                                     278,871
 16,314  SYNAPTICS INCORPORATED+                                         328,890

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT (CONTINUED)
26,555   TECHNITROL INCORPORATED+                                   $    517,823
14,300   THREE-FIVE SYSTEMS INCORPORATED+<<                               39,182
 8,635   TOLLGRADE COMMUNICATIONS INCORPORATED+                           75,902
23,904   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
            INCORPORATED+                                                738,634
17,578   VIASAT INCORPORATED+                                            353,318
27,664   VICOR CORPORATION                                               279,683
20,973   ZIX CORPORATION+<<                                               96,056

                                                                      21,025,032
                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.59%
21,523   AMERICAN HEALTHCORP+<<                                          626,535
12,940   CDI CORPORATION                                                 265,270
14,250   MAXMUS INCORPORATED+                                            410,543
37,090   PHARMACEUTICAL PRODUCT DEVELOPMENT
            INCORPORATED+<<                                            1,335,240
40,642   PRG-SCHULTZ INTERNATIONAL INCORPORATED+<<                       233,285
36,586   REGENERON PHARMACEUTICAL INCORPORATED+<<                        317,566
36,943   TETRA TECH INCORPORATED+<<                                      468,068
28,215   URS CORPORATION+                                                752,776
21,154   WATSON WYATT & COMPANY HOLDINGS                                 556,350

                                                                       4,965,633
                                                                    ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
   TRANSPORTATION EQUIPMENT - 1.62%
23,916   APTARGROUP INCORPORATED                                       1,051,586
19,193   COMMERCIAL METALS COMPANY                                       762,346
19,272   GRIFFON CORPORATION+                                            406,639
19,800   MASOTECH ESCROW INCORPORATED+(a)                                      0
 9,396   MATERIAL SCIENCES CORPORATION+                                  126,752
 9,577   MOBILE MINI INCORPORATED+<<                                     237,510
41,900   SHAW GROUP INCORPORATED+<<                                      502,800
15,650   SIMPSON MANUFACTURING COMPANY INCORPORATED                      989,080
38,208   TOWER AUTOMOTIVE INCORPORATED+<<                                 79,855
15,685   VALMONT INDUSTRIES INCORPORATED                                 327,346
21,218   WATTS WATER TECHNOLOGIES INCORPORATED                           569,703

                                                                       5,053,617
                                                                    ------------

FINANCE COMPANIES - 0.04%
16,275   REWARDS NETWORK INCORPORATED+<<                                 108,554
                                                                    ------------

FOOD & KINDRED PRODUCTS - 1.24%
11,859   AMERICAN ITALIAN PASTA COMPANY CLASS A<<                        310,113
24,220   CORN PRODUCTS INTERNATIONAL INCORPORATED                      1,116,542
28,784   FLOWERS FOODS INCORPORATED                                      744,066
 5,910   J & J SNACK FOODS CORPORATION+                                  253,421
19,424   LANCE INCORPORATED                                              313,697
19,219   RALCORP HOLDINGS INCORPORATED+                                  693,806
13,097   SANDERSON FARMS INCORPORATED<<                                  438,095

                                                                       3,869,740
                                                                    ------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

FOOD STORES - 0.29%
25,332   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<        $   154,525
19,841   PANERA BREAD COMPANY+<<                                         744,831

                                                                         899,356
                                                                     -----------

FURNITURE & FIXTURES - 0.63%
 7,674   BASSETT FURNITURE INDUSTRIES INCORPORATED                       144,885
24,490   ETHAN ALLEN INTERIORS INCORPORATED                              851,028
34,162   LA-Z-BOY INCORPORATED<<                                         518,579
24,090   SELECT COMFORT CORPORATION+<<                                   438,438

                                                                       1,952,930
                                                                     -----------

GENERAL MERCHANDISE STORES - 0.59%
32,877   CASEY'S GENERAL STORES                                          611,183
25,756   FRED'S INCORPORATED<<                                           462,578
19,290   SHOPKO STORES INCORPORATED+                                     335,839
27,701   STEIN MART INCORPORATED+                                        421,609

                                                                       1,831,209
                                                                     -----------

HEALTH SERVICES - 2.33%
31,848   ACCREDO HEALTH INCORPORATED+                                    750,657
19,933   AMSURG CORPORATION+<<                                           422,181
21,042   CROSS COUNTRY HEALTHCARE INCORPORATED+<<                        326,151
15,295   CRYOLIFE INCORPORATED+<<                                        111,042
 8,486   CURATIVE HEALTH SERVICES INCORPORATED+                           58,299
20,260   ENZO BIOCHEM INCORPORATED+<<                                    303,900
16,095   GENTIVA HEALTH SERVICES INCORPORATED+                           263,475
42,721   HOOPER HOLMES INCORPORATED                                      191,390
21,507   NAUTILUS GROUP INCORPORATED<<                                   485,843
32,913   OCA INCORPORATED+<<                                             156,008
24,068   ODYSSEY HEALTHCARE INCORPORATED+<<                              427,207
15,757   PEDIATRIX MEDICAL GROUP INCORPORATED+                           864,272
32,648   PROVINCE HEALTHCARE COMPANY+                                    682,996
10,698   REHABCARE GROUP INCORPORATED+                                   246,375
17,601   SIERRA HEALTH SERVICES INCORPORATED+<<                          843,616
13,501   SUNRISE SENIOR LIVING INCORPORATED+<<                           474,155
18,609   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+<<          639,219

                                                                       7,246,786
                                                                     -----------

HOLDING & OTHER INVESTMENT OFFICES - 2.83%
 8,915   4KIDS ENTERTAINMENT INCORPORATED+                               180,083
25,093   CAPITAL AUTOMOTIVE                                              784,658
17,872   COLONIAL PROPERTIES TRUST<<                                     718,812
34,063   COMMERCIAL NET LEASE REALTY INCORPORATED                        620,628
24,248   COMMUNITY FIRST BANKSHARES INCORPORATED                         777,391
16,121   ENTERTAINMENT PROPERTIES TRUST                                  609,374
15,069   ESSEX PROPERTY TRUST INCORPORATED                             1,082,707
19,234   GABLES RESIDENTIAL TRUST<<                                      656,841
20,971   GLENBOROUGH REALTY TRUST INCORPORATED                           435,568

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
22,072   HEADWATERS INCORPORATED+<<                                  $   681,142
18,668   KILROY REALTY CORPORATION                                       709,944
30,201   SHURGARD STORAGE CENTERS INCORPORATED                         1,171,799
 9,958   SOVRAN SELF STORAGE INCORPORATED                                390,154

                                                                       8,819,101
                                                                     -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.03%
18,378   BELL MICROPRODUCTS INCORPORATED+<<                              142,613
14,368   COST PLUS INCORPORATED+                                         508,340
15,615   ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+<<                    532,471
16,525   GUITAR CENTER INCORPORATED+<<                                   715,533
14,836   HAVERTY FURNITURE COMPANIES INCORPORATED                        260,223
29,653   LINENS `N THINGS INCORPORATED+<<                                687,060
21,224   MOVIE GALLERY INCORPORATED                                      372,057

                                                                       3,218,297
                                                                     -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.43%
22,737   AZTAR CORPORATION+                                              602,530
19,575   MARCUS CORPORATION                                              381,125
29,304   PRIME HOSPITALITY CORPORATION+                                  356,630

                                                                       1,340,285
                                                                     -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.89%
13,037   ASTEC INDUSTRIES INCORPORATED+                                  249,267
65,659   AXCELIS TECHNOLOGIES INCORPORATED+                              543,657
11,529   BLACK BOX CORPORATION                                           425,997
16,825   BRIGGS & STRATTON CORPORATION                                 1,366,190
29,272   BROOKS AUTOMATION INCORPORATED+<<                               414,199
11,360   DRIL-QUIP INCORPORATED+                                         253,328
17,110   ENGINEERED SUPPORT SYSTEMS INCORPORATED                         780,900
20,030   FEDDERS CORPORATION                                              81,923
13,002   GARDNER DENVER INCORPORATED+                                    358,465
15,150   GLOBAL IMAGING SYSTEMS INCORPORATED+                            470,862
15,122   HYDRIL COMPANY+                                                 649,490
33,115   IDEX CORPORATION                                              1,124,585
18,531   KAYDON CORPORATION                                              533,137
33,540   KULICKE & SOFFA INDUSTRIES INCORPORATED+                        189,501
38,641   LENNOX INTERNATIONAL INCORPORATED                               577,297
 7,728   LINDSAY MANUFACTURING COMPANY                                   207,342
17,566   MANITOWOC COMPANY INCORPORATED                                  622,890
12,163   MICROS SYSTEMS INCORPORATED+                                    609,001
23,498   MILACRON INCORPORATED<<                                          73,314
21,240   NYFIX INCORPORATED+<<                                           129,139
26,043   PAXAR CORPORATION+                                              590,655
 9,608   PLANAR SYSTEMS INCORPORATED+<<                                  107,706
 9,531   ROBBINS & MYERS INCORPORATED                                    209,682
 8,234   SCANSOURCE INCORPORATED+                                        525,329
10,133   SCM MICROSYSTEMS INCORPORATED+                                   27,764

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
   (CONTINUED)
11,469   THOMAS INDUSTRIES INCORPORATED                             $    360,127
59,157   TIMKEN COMPANY<<                                              1,456,445
15,005   TORO COMPANY                                                  1,024,842
15,621   ULTRATECH INCORPORATED+                                         244,781
17,526   WATSCO INCORPORATED                                             526,306
 7,424   WOODWARD GOVERNOR COMPANY                                       501,046

                                                                      15,235,167
                                                                    ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.38%
23,527   HILB, ROGAL & HAMILTON COMPANY<<                                852,148
11,234   LABONE INCORPORATED+<<                                          328,370

                                                                       1,180,518
                                                                    ------------

INSURANCE CARRIERS - 3.06%
16,345   AMERIGROUP CORPORATION+                                         919,406
13,424   CENTENE CORPORATION+                                            571,594
20,745   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                     833,327
50,634   FREMONT GENERAL CORPORATION                                   1,172,177
11,926   LANDAMERICA FINANCIAL GROUP INCORPORATED                        542,633
14,604   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                  804,972
19,274   PRESIDENTIAL LIFE CORPORATION                                   331,127
19,166   PROASSURANCE CORPORATION+<<                                     671,193
16,565   RLI CORPORATION                                                 622,016
 6,510   SCPIE HOLDINGS INCORPORATED                                      58,395
18,265   SELECTIVE INSURANCE GROUP INCORPORATED                          679,458
18,895   STEWART & STEVENSON SERVICES CORPORATION                        333,875
11,891   STEWART INFORMATION SERVICES CORPORATION                        468,505
30,473   UNITIED INSURANCE COMPANIES INCORPORATED                        997,686
12,664   ZENITH NATIONAL INSURANCE CORPORATION                           535,814

                                                                       9,542,178
                                                                    ------------

LEATHER & LEATHER PRODUCTS - 0.35%
11,937   BROWN SHOE COMPANY INCORPORATED                                 299,141
14,324   GENESCO INCORPORATED+<<                                         337,330
22,903   K-SWISS INCORPORATED                                            440,883

                                                                       1,077,354
                                                                    ------------

LEGAL SERVICES - 0.08%
10,152   PRE-PAID LEGAL SERVICES INCORPORATED+<<                         260,703
                                                                    ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.51%
46,826   CHAMPION ENTERPRISES INCORPORATED+                              481,839
10,296   COACHMEN INDUSTRIES INCORPORATED                                162,471
 7,971   DELTIC TIMBER CORPORATION                                       317,166
 5,512   SKYLINE CORPORATION                                             220,756
11,750   UNIVERSAL FOREST PRODUCTS                                       401,850

                                                                       1,584,082
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 9.66%
23,422   ADVANCED MEDICAL OPTICS INCORPORATED+<<                     $   926,809
22,105   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<               801,748
 8,963   ANALOGIC CORPORATION                                            373,667
21,520   ARMOR HOLDINGS INCORPORATED+                                    895,447
14,188   ARTHROCARE CORPORATION+<<                                       415,567
 9,709   BEI TECHNOLOGIES INCORPORATED                                   266,027
15,979   BIOLASE TECHNOLOGY INCORPORATED<<                               130,389
10,440   BIOSITE INCORPORATED+<<                                         511,142
19,919   COHERENT INCORPORATED+                                          516,699
14,129   COHU INCORPORATED                                               208,827
19,595   CONMED CORPORATION+                                             515,348
21,463   COOPER COMPANIES INCORPORATED                                 1,471,289
11,142   CUNO INCORPORATED+                                              643,450
15,663   CYBERONICS INCORPORATED+<<                                      320,465
 9,715   DATASCOPE CORPORATION                                           362,369
14,386   DJ ORTHOPEDICS INCORPORATED+                                    253,913
17,865   DRS TECHNOLOGIES INCORPORATED+                                  668,866
13,107   EDO CORPORATION                                                 363,719
13,906   ESTERLINE TECHNOLOGIES CORPORATION+                             425,385
21,849   FEI COMPANY+<<                                                  431,736
22,177   FLIR SYSTEMS INCORPORATED+                                    1,297,354
46,493   FOSSIL INCORPORATED+<<                                        1,438,493
16,563   HAEMONETICS CORPORATION MASSACHUSETTS+                          543,929
13,473   HOLOGIC INCORPORATED+                                           259,625
 9,018   ICU MEDICAL INCORPORATED+<<                                     234,829
50,005   INPUT OUTPUT INCORPORATED+<<                                    515,552
18,899   INTEGRA LIFESCIENCES HOLDINGS+<<                                606,847
17,003   INTERMAGNETICS GENERAL CORPORATION+                             393,619
20,477   INVACARE CORPORATION                                            941,942
11,590   INVISION TECHNOLOGIES INCORPORATED+                             521,434
14,860   IONICS INCORPORATED+<<                                          401,220
13,780   ITRON INCORPORATED+                                             240,461
10,650   KEITHLEY INSTRUMENTS INCORPORATED                               185,843
 7,536   KENSEY NASH CORPORATION+<<                                      197,368
46,056   KOPIN CORPORATION+                                              187,448
13,131   MEADE INSTRUMENTS CORPORATION+                                   40,837
27,817   MENTOR CORPORATION                                              936,877
17,311   MERIT MEDICAL SYSTEMS INCORPORATED+                             261,569
11,268   OSTEOTECH INCORPORATED+                                          44,396
11,041   PHOTON DYNAMICS INCORPORATED+                                   224,132
45,199   PINNACLE SYSTEMS INCORPORATED+                                  188,480
17,920   POLYMEDICA CORPORATION                                          551,936
11,932   POSSIS MEDICAL INCORPORATED+<<                                  186,855
22,220   RESMED INCORPORATED+<<                                        1,057,894
22,879   RESPIRONICS INCORPORATED+                                     1,222,654
24,310   ROPER INDUSTRIES INCORPORATED                                 1,396,853
11,006   RUDOLPH TECHNOLOGIES INCORPORATED+                              184,240
21,149   SOLA INTERNATIONAL INCORPORATED+                                402,888

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS (CONTINUED)
15,383   SONIC SOLUTIONS+                                           $    251,051
25,566   SYBRON DENTAL SPECIALTIES INCORPORATED+                         759,055
26,999   TECHNE CORPORATION+                                           1,030,822
21,333   TELEDYNE TECHNOLOGIES INCORPORATED+                             534,178
19,688   THERAGENICS CORPORATION+                                         71,861
33,609   TRIMBLE NAVIGATION LIMITED+                                   1,062,044
19,489   VEECO INSTRUMENTS INCORPORATED+<<                               408,684
20,271   VIASYS HEALTHCARE INCORPORATED+                                 339,134
 8,348   VITAL SIGNS INCORPORATED                                        266,969
13,638   X-RITE INCORPORATED                                             198,706

                                                                      30,090,941
                                                                    ------------

MEDICAL EQUIPMENT & SUPPLIES - 0.08%
14,046   WILSON GREATBATCH TECHNOLOGIES INCORPORATED+<<                  251,283
                                                                    ------------

MEMBERSHIP ORGANIZATIONS - 0.13%
14,795   JO ANN STORES INCORPORATED+                                     414,852
                                                                    ------------

METAL MINING - 0.18%
 7,029   CLEVELAND CLIFFS INCORPORATED+<<                                568,435
                                                                    ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.57%
19,227   AMCOL INTERNATIONAL CORPORATION                                 367,620
28,433   FLORIDA ROCK INDUSTRIES INCORPORATED                          1,392,933

                                                                       1,760,553
                                                                    ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.73%
12,428   DAKTRONICS INCORPORATED+<<                                      303,865
17,166   JAKKS PACIFIC INCORPORATED+                                     394,818
30,647   K2 INCORPORATED+                                                438,559
10,617   LYDALL INCORPORATED+                                             98,738
13,683   RUSS BERRIE AND COMPANY INCORPORATED<<                          275,712
15,238   SHUFFLE MASTER INCORPORATED+<<                                  570,815
 8,011   STANDEX INTERNATIONAL CORPORATION                               196,270

                                                                       2,278,777
                                                                    ------------

MISCELLANEOUS RETAIL - 0.92%
12,061   ACTION PERFORMANCE COMPANIES INCORPORATED                       122,178
18,600   CASH AMERICA INTERNATIONAL INCORPORATED                         454,956
12,408   HANCOCK FABRICS INCORPORATED                                    148,648
15,397   HIBBETT SPORTING GOODS INCORPORATED+<<                          315,484
13,206   J JILL GROUP INCORPORATED+                                      262,139
24,509   LONGS DRUG STORES CORPORATION<<                                 593,118
34,137   ZALE CORPORATION+                                               959,250

                                                                       2,855,773
                                                                    ------------

MOTION PICTURES - 0.33%
22,033   AVID TECHNOLOGY INCORPORATED+<<                               1,032,687
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.73%
16,371   ARKANSAS BEST CORPORATION                                  $    599,506
14,141   FORWARD AIR CORPORATION+                                        565,923
49,269   HEARTLAND EXPRESS INCORPORATED                                  909,013
19,895   LANDSTAR SYSTEM INCORPORATED+<<                               1,167,439
18,250   USF CORPORATION                                                 654,992
31,604   YELLOW ROADWAY CORPORATION+<<                                 1,481,912

                                                                       5,378,785
                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.83%
11,336   FINANCIAL FEDERAL CORPORATION+<<                                424,873
31,234   NEW CENTURY FINANCIAL CORPORATION<<                           1,880,911
12,122   WORLD ACCEPTANCE CORPORATION+                                   281,837

                                                                       2,587,621
                                                                    ------------

NON-DURABLE GOODS - CONSUMER - 0.08%
24,783   STRIDE RITE CORPORATION                                         254,026
                                                                    ------------

OIL & GAS EXTRACTION - 4.40%
 9,108   ATWOOD OCEANICS INCORPORATED+                                   432,994
21,710   CABOT OIL AND GAS CORPORATION                                   974,779
25,147   CAL DIVE INTERNATIONAL INCORPORATED+<<                          895,736
27,192   CIMAREX ENERGY COMPANY+<<                                       950,089
16,551   OCEANEERING INTERNATIONAL INCORPORATED+                         609,739
46,382   PATINA OIL & GAS CORPORATION                                  1,371,516
10,687   PETROLEUM DEVELOPMENT CORPORATION+                              468,304
18,085   REMINGTON OIL & GAS CORPORATION+<<                              474,731
12,040   SEACOR SMIT INCORPORATED+                                       562,870
23,759   SOUTHWESTERN ENERGY COMPANY+                                    997,640
22,255   SPINNAKER EXPLORATION COMPANY+                                  779,815
18,834   ST. MARY LAND & EXPLORATION COMPANY                             749,782
17,496   STONE ENERGY CORPORATION+                                       765,625
18,359   SWIFT ENERGY COMPANY+<<                                         439,882
14,643   TETRA TECH INCORPORATED+                                        454,665
30,042   UNIT CORPORATION+                                             1,053,873
21,953   VERITAS DGC INCORPORATED+<<                                     500,089
42,815   VINTAGE PETROLEUM INCORPORATED                                  859,297
18,070   W-H ENERGY SERVICES INCORPORATED+                               374,953

                                                                      13,716,379
                                                                    ------------

PAPER & ALLIED PRODUCTS - 0.81%
24,289   BUCKEYE TECHNOLOGIES INCORPORATED+                              270,822
18,706   CARAUSTAR INDUSTRIES INCORPORATED+                              313,700
12,817   CHESAPEAKE CORPORATION                                          307,864
10,407   POPE & TALBOT INCORPORATED                                      183,163
23,413   ROCK-TENN COMPANY CLASS A                                       368,521
 9,773   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED                   316,645
18,769   STANDARD REGISTER COMPANY<<                                     197,075

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                 VALUE

PAPER & ALLIED PRODUCTS (CONTINUED)
33,953   WAUSAU-MOSINEE PAPER CORPORATION                            $   565,317

                                                                       2,523,107
                                                                     -----------

PERSONAL SERVICES - 0.35%
 5,884   ANGELICA CORPORATION                                            146,394
14,083   COINSTAR INCORPORATED+<<                                        328,134
 5,091   CPI CORPORATION                                                  67,456
13,708   G & K SERVICES INCORPORATED CLASS A                             544,756

                                                                       1,086,740
                                                                     -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.35%
12,948   ELKCORP                                                         359,437
17,686   FRONTIER OIL CORPORATION                                        417,566
11,077   WD-40 COMPANY                                                   316,802

                                                                       1,093,805
                                                                     -----------

PHARMACEUTICALS - 0.03%
39,580   SAVIENT PHARMACEUTICALS INCORPORATED+                            91,034
                                                                     -----------

PRIMARY METAL INDUSTRIES - 3.03%
30,783   BELDEN CDT INCORPORATED                                         671,069
12,444   BRUSH ENGINEERED MATERIALS INCORPORATED+                        257,715
15,623   CARPENTER TECHNOLOGY CORPORATION                                745,842
20,812   CENTURY ALUMINUM COMPANY+<<                                     577,117
10,677   COMMONWEALTH INDUSTRIES+                                         99,723
14,037   CURTISS-WRIGHT CORPORATION                                      803,338
10,211   IMCO RECYCLING INCORPORATED+                                    116,405
19,029   LONE STAR TECHNOLOGIES INCORPORATED+<<                          719,296
27,920   MAVERICK TUBE CORPORATION+<<                                    860,215
22,983   MUELLER INDUSTRIES INCORPORATED                                 987,120
10,798   QUANEX CORPORATION                                              553,721
13,938   RTI INTERNATIONAL METALS INCORPORATED+                          269,979
32,593   STEEL DYNAMICS INCORPORATED                                   1,258,742
 8,390   STEEL TECHNOLOGIES INCORPORATED                                 214,927
14,011   TEXAS INDUSTRIES INCORPORATED                                   720,726
25,239   TREDEGAR CORPORATION                                            459,350
 9,732   WOLVERINE TUBE INCORPORATED+                                    112,405

                                                                       9,427,690
                                                                     -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.58%
23,169   BOWNE & COMPANY INCORPORATED                                    300,965
 8,934   CONSOLIDATED GRAPHICS INCORPORATED+                             374,335
13,744   INFORMATION HOLDINGS INCORPORATED+                              374,249
18,229   JOHN H HARLAND COMPANY                                          571,479
 9,593   THOMAS NELSON INCORPORATED                                      187,543

                                                                       1,808,571
                                                                     -----------

RAILROAD TRANSPORTATION - 0.20%
41,172   KANSAS CITY SOUTHERN+<<                                         624,579
                                                                     -----------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

REAL ESTATE - 0.22%
 8,514   MERITAGE CORPORATION+                                       $   669,200
                                                                     -----------

REAL ESTATE INVESTMENT TRUST (REIT) - 0.22%
31,740   LEXINGTON CORPORATE PROPERTIES TRUST                            689,075
                                                                     -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.14%
19,927   A SCHULMAN INCORPORATED<<                                       439,191
                                                                     -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 0.36%
27,502   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                       420,781
13,040   PIPER JAFFRAY COMPANIES INCORPORATED+<<                         516,254
11,267   SWS GROUP INCORPORATED                                          181,173

                                                                       1,118,208
                                                                     -----------

SOFTWARE - 0.19%
11,732   EPIQ SYSTEMS INCORPORATED+<<                                    182,785
21,256   MANTECH INTERNATIONAL CORPORATION CLASS A+                      397,912

                                                                         580,697
                                                                     -----------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.37%
17,984   APOGEE ENTERPRISES INCORPORATED<<                               232,533
10,482   CARBO CERAMICS INCORPORATED                                     756,171
 9,031   LIBBEY INCORPORATED<<                                           168,880

                                                                       1,157,584
                                                                     -----------

TELEPHONE SERVICES - 0.19%
13,837   COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED+<<              602,601
                                                                     -----------

TEXTILE MILL PRODUCTS - 0.63%
21,764   ALBANY INTERNATIONAL CORPORATION CLASS A                        648,785
34,028   INTERFACE INCORPORATED+                                         272,905
10,650   OXFORD INDUSTRIES INCORPORATED<<                                396,712
25,701   WOLVERINE WORLD WIDE INCORPORATED                               647,665

                                                                       1,966,067
                                                                     -----------

TRANSPORTATION BY AIR - 0.77%
29,362   EGL INCORPORATED+<<                                             888,494
29,785   FLYI INCORPORATED+<<                                            116,460
23,393   FRONTIER AIRLINES INCORPORATED+<<                               179,658
20,744   MESA AIR GROUP INCORPORATED+<<                                  105,795
15,010   OFFSHORE LOGISTICS INCORPORATED+                                516,644
38,323   SKYWEST INCORPORATED                                            576,761

                                                                       2,383,812
                                                                     -----------

TRANSPORTATION EQUIPMENT - 2.72%

21,181   AAR CORPORATION+                                                263,704
13,621   ARCTIC CAT INCORPORATED                                         353,465
16,702   CLARCOR INCORPORATED                                            796,184
36,387   FLEETWOOD ENTERPRISES INCORPORATED+<<                           552,355
29,444   GENCORP INCORPORATED<<                                          398,966
15,026   GROUP 1 AUTOMOTIVE INCORPORATED+<<                              409,909

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES   SECURITY NAME                                                  VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
28,686   JLG INDUSTRIES INCORPORATED                                 $   481,925
19,305   MONACO COACH CORPORATION                                        417,953
23,156   OSHKOSH TRUCK CORPORATION                                     1,321,281
28,017   POLARIS INDUSTRIES INCORPORATED                               1,563,909
12,986   STANDARD MOTOR PRODUCTS INCORPORATED                            196,219
10,418   TRIUMPH GROUP INCORPORATED+                                     352,441
22,183   WABASH NATIONAL CORPORATION+                                    609,367
22,116   WINNEBAGO INDUSTRIES INCORPORATED                               766,098

                                                                       8,483,776
                                                                     -----------

TRANSPORTATION SERVICES - 0.06%
14,602   PEGASUS SOLUTIONS INCORPORATED+                                 174,056
                                                                     -----------

WATER TRANSPORTATION - 0.21%
16,140   KIRBY CORPORATION+                                              648,021
                                                                     -----------

WHOLESALE TRADE NON-DURABLE GOODS - 2.02%
12,517   ADVANCED MARKETING SERVICES INCORPORATED<<                      135,058
29,668   DIMON INCORPORATED                                              174,745
 9,375   ENESCO GROUP INCORPORATED+                                       64,219
23,937   HAIN CELESTIAL GROUP INCORPORATED+                              423,206
23,751   MEN'S WEARHOUSE INCORPORATED+                                   689,967
21,898   MYERS INDUSTRIES INCORPORATED                                   239,783
 8,082   NASH FINCH COMPANY                                              254,179
30,488   PERFORMANCE FOOD GROUP COMPANY+<<                               722,566
28,665   PRIORITY HEALTHCARE CORPORATION CLASS B+                        577,600
14,881   SCHOOL SPECIALTY INCORPORATED+                                  586,460
25,132   TRACTOR SUPPLY COMPANY+<<                                       790,150
26,267   UNITED NATURAL FOODS INCORPORATED+                              698,702
21,826   UNITED STATIONERS INCORPORATED+<<                               947,248

                                                                       6,303,883
                                                                     -----------

WHOLESALE TRADE-DURABLE GOODS - 2.72%
10,375   AM CASTLE & COMPANY+                                            105,306
12,877   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                    460,224
15,204   BARNES GROUP INCORPORATED                                       417,654
 8,845   BUILDING MATERIALS HOLDINGS CORPORATION                         243,414
 8,812   DEPARTMENT 56 INCORPORATED+                                     143,636
14,233   DIGI INTERNATIONAL INCORPORATED+                                162,683
40,380   HUGHES SUPPLY INCORPORATED                                    1,214,227
10,885   IMAGISTICS INTERNATIONAL INCORPORATED+                          365,736
31,864   INSIGHT ENTERPRISES INCORPORATED+<<                             536,590
14,920   KAMAN CORPORATION CLASS A                                       178,145
37,037   KNIGHT TRANSPORTATION INCORPORATED+                             793,333
 6,190   LAWSON PRODUCTS INCORPORATED                                    253,604
25,839   OWENS & MINOR INCORPORATED                                      656,311
39,543   PEP BOYS-MANNY, MOE & JACK                                      553,602
21,375   RELIANCE STEEL & ALUMINUM COMPANY                               848,587

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                                                               VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
   16,378   RYERSON TULL INCORPORATED                                                                 $     281,210
   34,702   SCP POOL CORPORATION                                                                            927,918
   14,613   TBC CORPORATION+                                                                                326,454

                                                                                                          8,468,634
                                                                                                      -------------

TOTAL COMMON STOCK (COST $252,099,804)                                                                  304,555,469
                                                                                                      -------------

PREFERRED STOCKS - 0.00%
   42,000   TIMCO AVIATION SERVICES INCORPORATED+&&&(a)                                                           4

TOTAL PREFERRED STOCKS (COST $0)                                                                                  4
                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING - 20.94%
            COLLATERAL FOR SECURITY LENDING                                                              65,232,857

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $65,232,857)                                               65,232,857
                                                                                                      -------------

SHORT-TERM INVESTMENTS - 2.60%

MUTUAL FUND - 2.39%
7,435,099   WELLS FARGO MONEY MARKET TRUST~++                                                             7,435,099
                                                                                                      -------------

PRINCIPAL                                                             INTEREST RATE   MATURITY DATE
US TREASURY BILLS - 0.21%
$ 650,000 US TREASURY BILL^#                                              1.29%         11/12/2004          648,787
                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,084,120)                                                            8,083,886
                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $325,416,781)*                                         121.33%                                  $ 377,872,216
OTHER ASSETS AND LIABILITIES, NET                            (21.33)                                    (66,423,646)
                                                             ------                                   -------------
TOTAL NET ASSETS                                             100.00%                                  $ 311,448,570
                                                             ======                                   =============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,435,099.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^    ZERO COUPON/ STEPPED COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO
     MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $326,333,932 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                       $  78,208,853
     GROSS UNREALIZED DEPRECIATION                         (26,670,569)
                                                         -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)          $  51,538,284

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                              VALUE

COMMON STOCK - 97.46%

AGRICULTURAL SERVICES - 0.62%
  241,000   VCA ANTECH INCORPORATED+<<                             $   4,971,830
                                                                   -------------

AMUSEMENT & RECREATION SERVICES - 1.61%
  196,600   GAYLORD ENTERTAINMENT COMPANY+<<                           6,094,600
  251,000   LAKES ENTERTAINMENT INCORPORATED+<<                        2,630,480
  266,600   MULTIMEDIA GAMES INCORPORATED+<<                           4,132,300

                                                                      12,857,380
                                                                   -------------

APPAREL & ACCESSORY STORES - 1.48%
  177,100   CARTER'S INCORPORATED+                                     4,903,899
  327,900   PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                6,902,295

                                                                      11,806,194
                                                                   -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS - 1.50%
  221,000   POLO RALPH LAUREN CORPORATION                              8,037,770
  955,100   SCANSOFT INC+<<                                            3,896,808

                                                                      11,934,578
                                                                   -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.55%
  194,900   MARINEMAX INCORPORATED+                                    4,389,148
                                                                   -------------

BUSINESS SERVICES - 18.68%
  657,600   ANSWERTHINK CONSULTING GROUP INCORPORATED+                 3,518,160
  652,300   ARIBA INCORPORATED+                                        6,092,482
  893,000   BORELAND SOFTWARE CORPORATION+<<                           7,456,550
  361,900   BRINK'S COMPANY                                           10,918,523
  919,000   CNET NETWORKS INCORPORATED+<<                              8,408,850
  246,700   COGENT INCORPORATED+<<                                     4,494,874
1,090,800   E.PIPHANY INCORPORATED+                                    4,395,924
  790,200   HYPERCOM CORPORATION+                                      5,831,676
  259,700   HYPERION SOLUTIONS CORPORATION+<<                          8,827,203
  211,400   INNOVATIVE SOLUTIONS AND SUPPORT INCORPORATED+             5,185,642
  532,100   INTERWOVEN INCORPORATED+                                   3,852,404
  410,900   MACROMEDIA INCORPORATED+<<                                 8,250,872
  556,800   MPS GROUP INCORPORATED+                                    4,682,688
  772,500   NETIQ CORPORATION+<<                                       8,265,750
  167,800   OPEN SOLUTIONS INCORPORATED+<<                             4,189,966
  759,800   OPSWARE INCORPORATED+<<                                    4,262,478
  408,200   PACKETEER INCORPORATED+                                    4,412,642
  323,800   PROGRESS SOFTWARE CORPORATION+                             6,443,620
  318,700   RED HAT INCORPORATED+<<                                    3,900,888
  347,400   SERENA SOFTWARE INCORPORATED+                              5,812,002
  146,200   STARTEK INCORPORATED                                       4,584,832
  374,800   SUPPORTSOFT INCORPORATED+<<                                3,650,552
  419,100   THQ INCORPORATED+                                          8,155,686
1,586,700  TIBCO SOFTWARE INCORPORATED+                               13,502,817

                                                                     149,097,081
                                                                   -------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                  VALUE
CHEMICALS & ALLIED PRODUCTS - 11.78%
249,900   ABLE LABORATORIES INCORPORATED+                             $  4,788,084
367,800   ANGIOTECH PHARMACEUTICALS INCORPORATED+<<                      7,455,306
537,700   CELL THERAPEUTICS INCORPORATED+                                3,688,622
640,300   ENCYSIVE PHARMACEUTICALS INCORPORATED+                         5,781,909
584,400   INDEVUS PHARMACEUTICALS INCORPORATED+<<                        4,143,396
480,500   IVAX CORPORATION+<<                                            9,201,575
277,100   NEKTAR THERAPEUTICS+                                           4,012,408
209,350   NEUROCRINE BIOSCIENCES INCORPORATED+                           9,872,946
136,600   NOVA CHEMICALS CORPORATION                                     5,286,420
277,000   NOVEN PHARMACEUTICALS INCORPORATED+                            5,772,680
548,400   PROTEIN DESIGN LABS INCORPORATED+                             10,737,672
184,000   SANTARUS INCORPORATED SANTARUS+                                1,668,880
173,700   UNITED THERAPEUTICS CORPORATION+<<                             6,067,341
210,900   VALEANT PHARMACEUTICALS INTERNATIONAL                          5,086,908
493,300   VICURON PHARMACEUTICALS INCORPORATED+<<                        7,241,644
188,000   ZYMOGENETICS INCORPORATED+                                     3,278,720

                                                                        94,084,511
                                                                      ------------

COMMUNICATIONS - 0.89%
366,400   LIN TV CORPORATION CLASS A+                                    7,137,472
                                                                      ------------

DEPOSITORY INSTITUTIONS - 0.76%
423,200   NEWALLIANCE BANCSHARES INCORPORATED                            6,072,920
                                                                      ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 7.47%
657,800   ADAPTEC INCORPORATED+<<                                        4,999,280
312,000   BENCHMARK ELECTRONICS INCORPORATED+                            9,297,600
360,100   DSP GROUP INCORPORATED+                                        7,580,105
182,900   INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                       3,932,350
576,600   MICREL INCORPORATED+<<                                         6,002,406
199,300   NOVELLUS SYSTEMS INCORPORATED+<<                               5,299,387
921,500   PMC-SIERRA INCORPORATED+                                       8,118,415
504,300   TEKELEC+                                                       8,411,724
193,400   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<      5,976,060

                                                                        59,617,327
                                                                      ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 7.20%
230,000   CEPHALON INCORPORATED+<<                                      11,017,000
353,400   CORE LABORATORIES N.V.+                                        8,690,106
486,900   DIGITAS INCORPORATED+                                          3,763,737
750,000   DISCOVERY PARTNERS INTERNATIONAL+                              3,600,000
348,400   NAVIGANT CONSULTING INCORPORATED+                              7,650,864
180,000   NEUROCHEM INCORPORATED+                                        3,088,800
235,900   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+               8,492,400
298,300   SYMYX TECHNOLOGIES INCORPORATED+                               7,024,965
554,264   UNITEDGLOBAL.COM INCORPORATED+                                 4,140,352

                                                                        57,468,224
                                                                      ------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

HEALTH SERVICES - 0.89%
267,000   COMMUNITY HEALTH SYSTEMS+                                 $  7,123,560
                                                                    ------------

HOLDING & OTHER INVESTMENT OFFICES - 1.54%
362,800   CAPITAL LEASE FUNDING INC.                                   4,005,312
249,700   NEW YORK MORTGAGE TRUST INCORPORATED                         2,334,695
276,800   SAXON CAPITAL INCORPORATED+<<                                5,951,200

                                                                      12,291,207
                                                                    ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.60%
318,700   BROOKSTONE INCORPORATED+                                     6,020,243
155,400   GUITAR CENTER INCORPORATED+<<                                6,728,820

                                                                      12,749,063
                                                                    ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.42%
340,800   LODGIAN INCORPORATED+                                        3,373,920
                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.67%
272,500   BLOUNT INTERNATIONAL INCORPORATED+                           3,569,750
203,500   ENGINEERED SUPPORT SYSTEMS INCORPORATED                      9,287,740
280,300   WATSCO INCORPORATED                                          8,417,409

                                                                      21,274,899
                                                                    ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.88%
514,600   USI HOLDINGS CORPORATION+                                    7,024,290
                                                                    ------------

INSURANCE CARRIERS - 2.45%
219,700   ARGONAUT GROUP INCORPORATED+                                 4,101,799
290,300   AXIS CAPITAL HOLDINGS LIMITED                                7,547,800
170,700   DIRECT GENERAL CORPORATION                                   4,936,644
 83,500   MOLINA HEALTHCARE INCORPORATED+                              2,964,250

                                                                      19,550,493
                                                                    ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 5.87%
277,800   ARTHROCARE CORPORATION+<<                                    8,136,762
134,300   BEI TECHNOLOGIES INCORPORATED                                3,679,820
148,600   COOPER COMPANIES INCORPORATED<<                             10,186,530
245,100   ESTERLINE TECHNOLOGIES CORPORATION+                          7,497,609
403,900   FORMFACTOR INCORPORATED+<<                                   7,823,543
629,000   INPUT OUTPUT INCORPORATED+                                   6,484,990
117,800   SONOSITE INCORPORATED+<<                                     3,068,690

                                                                      46,877,944
                                                                    ------------

MISCELLANEOUS RETAIL - 1.08%
593,000   MARVEL ENTERPRISES INCORPORATED+<<                           8,634,080
                                                                    ------------

MOTION PICTURES - 1.73%
376,800   LIONS GATE ENTERTAINMENT CORPORATION+                        3,278,160
437,900   MACROVISION CORPORATION+                                    10,544,632


                                                                      13,822,792
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 2.04%
244,600   OVERNITE CORPORATION                                      $  7,687,778
374,900   SIRVA INCORPORATED+                                          8,585,210

                                                                      16,272,988
                                                                    ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.73%
386,200   CAPITALSOURCE INCORPORATED+                                  8,627,708
273,300   ENCORE CAPITAL GROUP INCORPORATED+                           5,151,705

                                                                      13,779,413
                                                                    ------------

OIL & GAS EXTRACTION - 4.42%
876,300   GLOBAL INDUSTRIES LIMITED+                                   5,415,534
750,400   MAGNUM HUNTER RESOURCES INCORPORATED+                        8,659,616
670,300   MERIDIAN RESOURCE CORPORATION+                               5,918,749
219,900   PIONEER NATURAL RESOURCES                                    7,582,152
443,600   TODCO+                                                       7,696,460

                                                                      35,272,511
                                                                    ------------

PAPER & ALLIED PRODUCTS - 0.87%
257,800   BUCKEYE TECHNOLOGIES INCORPORATED+                           2,874,470
328,700   GLATFELTER                                                   4,072,593

                                                                       6,947,063
                                                                    ------------

PERSONAL SERVICES - 0.92%
363,000   JACKSON HEWITT TAX SERVICE INCORPORATED                      7,343,490
                                                                    ------------

PRIMARY METAL INDUSTRIES - 3.01%
461,000   ALLEGHENY TECHNOLOGIES INCORPORATED                          8,413,250
190,900   BELDEN CDT INCORPORATED                                      4,161,620
309,800   COMMSCOPE INCORPORATED+<<                                    6,691,680
 51,700   NUCOR CORPORATION                                            4,723,829

                                                                      23,990,379
                                                                    ------------

RAILROAD TRANSPORTATION - 0.76%
240,300   GENESEE & WYOMING INCORPORATED+                              6,084,396
                                                                    ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.36%
297,950   JARDEN CORPORATION+                                         10,872,195
                                                                    ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 1.03%
1,635,500 INSTINET GROUP INCORPORATED+                                 8,226,565
                                                                    ------------

TRANSPORTATION BY AIR - 1.38%
157,000   CHC HELICOPTER CORPORATION                                   6,107,300
327,100   SKYWEST INCORPORATED                                         4,922,855

                                                                      11,030,155
                                                                    ------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT - 3.24%
423,400   JLG INDUSTRIES INCORPORATED                                                                         $   7,113,120
381,700   WABASH NATIONAL CORPORATION+                                                                           10,485,299
442,200   WABTEC CORPORATION                                                                                      8,264,718

                                                                                                                 25,863,137
                                                                                                              -------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.30%
566,300   ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                          10,397,268
                                                                                                              -------------

WHOLESALE TRADE-DURABLE GOODS - 3.73%
177,300   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                            6,336,702
116,100   BEACON ROOFING SUPPLY INCORPORATED+<<                                                                   1,904,040
297,800   CYTYC CORPORATION+                                                                                      7,191,870
285,200   HUGHES SUPPLY INCORPORATED                                                                              8,575,964
400,000   NAVARRE CORPORATION+                                                                                    5,796,000

                                                                                                                 29,804,576
                                                                                                              -------------

TOTAL COMMON STOCK (COST $716,906,567)                                                                          778,043,049
                                                                                                              -------------

COLLATERAL FOR SECURITIES LENDING - 7.25%
          COLLATERAL FOR SECURITY LENDING                                                                        57,885,696

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $57,885,696)                                                       57,885,696
                                                                                                              -------------

PREFERRED STOCKS - 0.00%
 26,000   TIMCO AVIATION SERVICES INCORPORATED&&&(a)                                                                      3

TOTAL PREFERRED STOCKS (COST $0)                                                                                          3
                                                                                                              -------------

WARRANTS - 0.00%
 36,152   TIMCO AVIATION SERVICES INCORPORATED (EXPIRE ON FEB 27, 2007)+(a)                                               5

TOTAL WARRANTS (COST $0)                                                                                                  5
                                                                                                              -------------

PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
CORPORATE BONDS & NOTES - 0.00%

WHOLESALE TRADE-DURABLE GOODS - 0.00%
 39,208   TIMCO AVIATION SERVICES INCORPORATED&&&(a)^^                            8.00%          1/02/07                  0
                                                                                                              -------------

TOTAL CORPORATE BONDS & NOTES (COST $100)                                                                                 0
                                                                                                              -------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES SECURITY NAME                                                  VALUE

SHORT-TERM INVESTMENTS - 1.97%

MUTUAL FUND - 1.97%
15,732,310 WELLS FARGO MONEY MARKET TRUST~++                      $  15,732,310
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,732,310)                      15,732,310
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $790,524,673)*                              106.68%         $ 851,661,063
OTHER ASSETS AND LIABILITIES, NET                 (6.68)            (53,308,991)
                                                  ------          -------------
TOTAL NET ASSETS                                  100.00%         $ 798,352,072
                                                  ======          =============


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

&&& PAYMENT-IN-KIND (PIK) SECURITIES ARE SECURITIES IN WHICH THE ISSUER MAY MAKE INTEREST OR DIVIDEND PAYMENTS IN CASH OR ADDITIONAL SECURITIES. THESE ADDITIONAL SECURITIES GENERALLY HAVE THE SAME TERMS AS THE ORIGINAL HOLDINGS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,732,310.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $792,538,457 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                              $  92,207,557
      GROSS UNREALIZED DEPRECIATION                                (33,084,951)
                                                                --------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)                 $  59,122,606

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

COMMON STOCK - 96.29%

AMUSEMENT & RECREATION SERVICES - 0.94%
134,520   GAYLORD ENTERTAINMENT COMPANY+<<                          $  4,170,120
                                                                    ------------

APPAREL & ACCESSORY STORES - 2.42%
 89,240   AMERICAN EAGLE OUTFITTERS INCORPORATED                       3,288,494
238,990   CACHE INCORPORATED+                                          3,584,850
141,210   JOS A BANK CLOTHIERS INCORPORATED+<<                         3,908,693

                                                                      10,782,037
                                                                    ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
   SIMILAR MATERIALS - 0.84%
221,850   RUSSELL CORPORATION                                          3,735,954
                                                                    ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.93%
169,746   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                4,129,920
                                                                    ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
   OPERATIVE BUILDERS - 2.05%
328,450   WALTER INDUSTRIES INCORPORATED<<                             5,261,769
165,550   WCI COMMUNITIES INCORPORATED+<<                              3,857,315

                                                                       9,119,084
                                                                    ------------

BUSINESS SERVICES - 3.31%
267,020   BISYS GROUP INCORPORATED+                                    3,901,162
169,600   INTERGRAPH CORPORATION+                                      4,608,032
143,030   NCO GROUP INCORPORATED+                                      3,854,659
349,820   RENT-WAY INCORPORATED+<<                                     2,396,267

                                                                      14,760,120
                                                                    ------------

CHEMICALS & ALLIED PRODUCTS - 4.42%
317,580   AGRIUM INCORPORATED<<                                        5,640,221
454,960   CROMPTON CORPORATION                                         4,317,570
200,090   GREAT LAKES CHEMICAL CORPORATION                             5,122,304
134,130   LUBRIZOL CORPORATION                                         4,640,898

                                                                      19,720,993
                                                                    ------------

COAL MINING - 0.92%
141,730   MASSEY ENERGY COMPANY                                        4,100,249
                                                                    ------------

COMMUNICATIONS - 1.64%
162,010   CT COMMUNICATIONS INCORPORATED                               2,234,118
488,000   MEDIACOM COMMUNICATIONS CORPORATION+<<                       3,186,640
224,400   NEXSTAR BROADCASTING GROUP+                                  1,911,888

                                                                       7,332,646
                                                                    ------------

DEPOSITORY INSTITUTIONS - 8.78%
215,756   BROOKLINE BANCORP INCORPORATED                               3,380,897
 83,250   CULLEN FROST BANKERS INCORPORATED                            3,868,627
184,860   DIME COMMUNITY BANCSHARES                                    3,105,648
 81,110   FIRST REPUBLIC BANK                                          3,731,060
180,070   FRANKLIN BANK CORPORATION+                                   3,070,193
286,690   NEWALLIANCE BANCSHARES INCORPORATED                          4,114,002

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
 85,460   PFF BANCORP INCORPORATED                                  $  3,270,554
238,230   PROVIDENT FINANCIAL SERVICES INCORPORATED                    4,109,468
147,420   SOUTH FINANCIAL GROUP INCORPORATED                           4,157,244
118,070   SUSQUEHANNA BANCSHARES INCORPORATED                          2,904,522
151,880   UMPQUA HOLDINGS CORPORATION                                  3,426,413

                                                                      39,138,628
                                                                    ------------

EATING & DRINKING PLACES - 3.34%
831,520   CKE RESTAURANTS INCORPORATED+<<                              9,188,296
208,700   LANDRY'S RESTAURANTS INCORPORATED<<                          5,695,423

                                                                      14,883,719
                                                                    ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.45%
 67,975   ALLETE INCORPORATED<<                                        2,209,188
186,240   ALLIANT ENERGY CORPORATION                                   4,633,651
235,500   CLECO CORPORATION                                            4,060,020

                                                                      10,902,859
                                                                    ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 6.82%
267,180   DUPONT PHOTOMASKS INCORPORATED+<<                            4,552,747
306,200   FAIRCHILD SEMICONDUCTOR INTERNATIONAL INCORPORATED+          4,338,854
443,190   GRAFTECH INTERNATIONAL LIMITED+                              6,182,501
412,590   JACUZZI BRANDS INCORPORATED+                                 3,837,087
174,200   NVIDIA CORPORATION+                                          2,529,384
375,600   PLEXUS CORPORATION+                                          4,146,624
247,470   TECHNITROL INCORPORATED+                                     4,825,665

                                                                      30,412,862
                                                                    ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
   RELATED SERVICES - 1.87%
192,680   INFRASOURCE SERVICES INCORPORATED+<<                         2,023,140
236,280   URS CORPORATION+                                             6,303,950

                                                                       8,327,090
                                                                    ------------

FOOD & KINDRED PRODUCTS - 1.22%
380,740   HERCULES INCORPORATED+                                       5,425,545
                                                                    ------------

FOOD STORES - 0.52%
476,400   PATHMARK STORES INCORPORATED+                                2,310,540
                                                                    ------------

HEALTH SERVICES - 3.51%
657,430   BEVERLY ENTERPRISES INCORPORATED+<<                          4,976,745
367,380   SELECT MEDICAL CORPORATION                                   4,933,913
166,620   TRIAD HOSPITALS INCORPORATED+                                5,738,393

                                                                      15,649,051
                                                                    ------------

HOLDING & OTHER INVESTMENT OFFICES - 11.79%
 61,500   ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                 4,041,780
278,960   BIOMED PROPERTY TRUST INCORPORATED                           4,906,906
130,730   EASTGROUP PROPERTIES INCORPORATED                            4,340,236
243,190   EQUITY ONE INCORPORATED                                      4,771,388

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                 VALUE

HOLDING & OTHER INVESTMENT OFFICES (CONTINUED)
357,290   FELCOR LODGING TRUST INCORPORATED+<<                      $  4,040,950
128,060   GLADSTONE CAPITAL CORPORATION<<                              2,908,243
108,510   KILROY REALTY CORPORATION                                    4,126,635
163,430   LASALLE HOTEL PROPERTIES                                     4,510,668
194,090   NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                  4,027,368
170,910   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                    6,607,381
110,430   SOVRAN SELF STORAGE INCORPORATED                             4,326,647
292,070   STRATEGIC HOTEL CAPITAL INCORPORATED                         3,948,786

                                                                      52,556,988
                                                                    ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.92%
116,590   COST PLUS INCORPORATED+<<                                    4,124,954
                                                                    ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.99%
178,700   AZTAR CORPORATION+<<                                         4,735,550
214,700   ISLE OF CAPRI CASINOS INCORPORATED+                          4,158,739

                                                                       8,894,289
                                                                    ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
   EQUIPMENT - 6.96%
117,200   FLOWSERVE CORPORATION+                                       2,833,896
105,000   JOY GLOBAL INCORPORATED                                      3,609,900
307,390   NETGEAR INCORPORATED+<<                                      3,756,306
116,400   ROBBINS & MYERS INCORPORATED                                 2,560,800
179,232   SPARTECH CORPORATION                                         4,498,723
318,540   ULTRATECH INCORPORATED+                                      4,991,522
452,600   WESTERN DIGITAL CORPORATION+                                 3,978,354
151,500   YORK INTERNATIONAL CORPORATION                               4,785,885

                                                                      31,015,386
                                                                    ------------

INSURANCE CARRIERS - 4.57%
 72,240   AMERIGROUP CORPORATION+<<                                    4,063,500
173,350   ARGONAUT GROUP INCORPORATED+                                 3,236,445
120,440   INFINITY PROPERTY AND CASUALTY CORPORATION                   3,556,593
153,000   PLATINUM UNDERWRITERS HOLDINGS LIMITED                       4,479,840
389,210   UNIVERSAL AMERICAN FINANCIAL CORPORATION+                    5,032,485

                                                                      20,368,863
                                                                    ------------

LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS
   TRANSPORTATION - 1.18%
319,780   LAIDLAW INTERNATIONAL INCORPORATED+<<                        5,260,381
                                                                    ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.66%
115,400   ARROW INTERNATIONAL INCORPORATED                             3,450,460
151,700   COHERENT INCORPORATED+                                       3,935,098

                                                                       7,385,558
                                                                    ------------

MISCELLANEOUS RETAIL - 1.69%
291,700   ACTION PERFORMANCE COMPANIES INCORPORATED<<                  2,954,921
189,240   LONGS DRUG STORES CORPORATION<<                              4,579,608

                                                                       7,534,529
                                                                    ------------

PORTFOLIO OF INVESTMENTS --                        WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.72%
145,390   FEDERAL AGRICULTURAL MORTGAGE CORPORATION CLASS C+<<     $   3,226,204
                                                                   -------------

OIL & GAS EXTRACTION - 4.38%
414,300   BRIGHAM EXPLORATION COMPANY+                                 3,894,420
208,440   CARRIZO OIL AND GAS INCORPORATED+                            1,994,771
427,610   KEY ENERGY SERVICES INCORPORATED+                            4,725,090
 93,420   OCEANEERING INTERNATIONAL INCORPORATED+                      3,441,593
179,330   WHITING PETROLEUM CORPORATION+                               5,451,632

                                                                      19,507,506
                                                                   -------------

PAPER & ALLIED PRODUCTS - 0.77%
205,830   CARAUSTAR INDUSTRIES INCORPORATED+                           3,451,769
                                                                   -------------

PERSONAL SERVICES - 0.81%
 91,130   G & K SERVICES INCORPORATED CLASS A                          3,621,506
                                                                   -------------

PRIMARY METAL INDUSTRIES - 1.67%
386,970   GENERAL CABLE CORPORATION+<<                                 4,117,361
 88,090   LONE STAR TECHNOLOGIES INCORPORATED+<<                       3,329,802

                                                                       7,447,163
                                                                   -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.61%
155,630   JOURNAL COMMUNICATIONS INCORPORATED CLASS A                  2,729,750
                                                                   -------------

RAILROAD TRANSPORTATION - 0.79%
319,390   RAILAMERICA INCORPORATED+<<                                  3,529,259
                                                                   -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.71%
174,850   APPLIED FILMS CORPORATION+                                   3,149,049
                                                                   -------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.90%
110,130   CABOT MICROELECTRONICS CORPORATION+<<                        3,992,213
                                                                   -------------

TRANSPORTATION EQUIPMENT - 1.73%
221,110   AFTERMARKET TECHNOLOGY CORPORATION+                          2,781,564
123,320   UNITED DEFENSE INDUSTRIES INCORPORATED+                      4,931,567

                                                                       7,713,131
                                                                   -------------

TRANSPORTATION SERVICES - 1.31%
219,390   GATX CORPORATION<<                                           5,848,937
                                                                   -------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.26%
237,210   PERFORMANCE FOOD GROUP COMPANY+<<                            5,621,877
                                                                   -------------

WHOLESALE TRADE-DURABLE GOODS - 3.89%
204,130   ADESA INCORPORATED+<<                                        3,353,856
 86,700   BORGWARNER INCORPORATED<<                                    3,753,243
176,500   TECH DATA CORPORATION+<<                                     6,804,075
429,670   VISTEON CORPORATION                                          3,433,063

                                                                      17,344,237
                                                                   -------------

TOTAL COMMON STOCK (COST $373,785,919)                               429,224,966
                                                                   -------------

WELLS FARGO MASTER PORTFOLIOS                        PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES SECURITY NAME                                                      VALUE
COLLATERAL FOR SECURITIES LENDING - 18.65%
             COLLATERAL FOR SECURITY LENDING                          $  83,113,130

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $83,113,130)               83,113,130
                                                                      -------------

SHORT-TERM INVESTMENTS - 3.71%

MUTUAL FUND - 3.71%
16,558,235   WELLS FARGO MONEY MARKET TRUST~++                           16,558,235
                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,558,235)                          16,558,235
                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $473,457,284)*                                118.65%           $ 528,896,331
OTHER ASSETS AND LIABILITIES, NET                   (18.65)              83,149,971)
                                                    ------            -------------
TOTAL NET ASSETS                                    100.00%           $ 445,746,360
                                                    ======            =============


+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,558,235.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $474,266,345 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

     GROSS UNREALIZED APPRECIATION                                $  66,144,118
     GROSS UNREALIZED DEPRECIATION                                  (11,514,132)

     NET UNREALIZED APPRECIATION (DEPRECIATION)                   $  54,629,986

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO MASTER PORTFOLIOS             STATEMENT OF ASSETS AND LIABILITIES --
                                                              SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                               DISCIPLINED            EQUITY                     INTERNATIONAL
                                                                    GROWTH            INCOME             INDEX          EQUITY
                                                                 PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................   $ 173,946,212   $ 1,735,342,533   $ 1,809,020,628   $ 418,750,592
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............      25,413,115        81,953,982       240,357,255      10,075,372
   INVESTMENTS IN AFFILIATES .............................       4,504,359         2,046,487        37,053,745      13,525,383
                                                             -------------   ---------------   ---------------   -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........     203,863,686     1,819,343,002     2,086,431,628     442,351,347
                                                             -------------   ---------------   ---------------   -------------
   FOREIGN CURRENCY, AT VALUE ............................               0                 0                 0               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......               0                 0                 0               0
   RECEIVABLE FOR INVESTMENTS SOLD .......................               0                 0                 0      28,296,907
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................          49,442         2,539,635         2,123,661       1,772,611
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....               0                 0            23,936               0
   PREPAID EXPENSES AND OTHER ASSETS .....................               0                 0                 0               0
                                                             -------------   ---------------   ---------------   -------------
TOTAL ASSETS .............................................     203,913,128     1,821,882,637     2,088,579,225     472,420,865
                                                             -------------   ---------------   ---------------   -------------
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS               0                 0             5,175               0
   FOREIGN TAXES PAYABLE .................................               0                 0                 0          11,973
   PAYABLE FOR INVESTMENTS PURCHASED .....................               0                 0         2,060,841               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .         111,741           809,878                 0         395,545
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............           2,026             2,025             1,206           3,781
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................      25,413,115        81,953,982       240,357,255      10,075,372
   ACCRUED EXPENSES AND OTHER LIABILITIES ................          44,942            56,738            28,539          27,930
                                                             -------------   ---------------   ---------------   -------------
TOTAL LIABILITIES ........................................      25,571,824        82,822,623       242,453,016      10,514,601
                                                             -------------   ---------------   ---------------   -------------
TOTAL NET ASSETS .........................................   $ 178,341,304   $ 1,739,060,014   $ 1,846,126,209   $ 461,906,264
                                                             =============   ===============   ===============   =============
INVESTMENTS AT COST ......................................   $ 190,105,382   $ 1,426,116,500   $ 1,823,354,394   $ 384,912,080
                                                             =============   ===============   ===============   =============
FOREIGN CURRENCIES AT COST ...............................   $           0   $             0   $             0   $           0
                                                             =============   ===============   ===============   =============
SECURITIES ON LOAN, AT MARKET VALUE ......................   $  24,526,815   $    79,319,156   $   232,050,864   $   9,631,636
                                                             =============   ===============   ===============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES--              WELLS FARGO MASTER PORTFOLIOS
SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                 LARGE CAP       LARGE CAP     LARGE COMPANY
                                                              APPRECIATION           VALUE            GROWTH        OVERSEAS
                                                                 PORTFOLIO       PORTFOLIO         PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................   $ 110,882,371   $ 220,735,062   $ 3,383,051,181   $ 153,912,764
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............      13,592,120      49,086,270       226,977,378      15,098,892
   INVESTMENTS IN AFFILIATES .............................       5,171,671       5,070,986        22,114,337         188,591
                                                             -------------   -------------   ---------------   -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........     129,646,162     274,892,318     3,632,142,896     169,200,247
                                                             -------------   -------------   ---------------   -------------
   FOREIGN CURRENCY, AT VALUE ............................               0               0                 0         468,859
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......               0               0                 0               0
   RECEIVABLE FOR INVESTMENTS SOLD .......................               0       1,810,661                 0          47,669
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................          66,702         327,508           772,591         806,267
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....               0               0                 0               0
   PREPAID EXPENSES AND OTHER ASSETS .....................               0               0                 0           1,720
                                                             -------------   -------------   ---------------   -------------
TOTAL ASSETS .............................................     129,712,864     277,030,487     3,632,915,487     170,524,762
                                                             -------------   -------------   ---------------   -------------
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS               0               0                 0               0
   FOREIGN TAXES PAYABLE .................................             423               0                 0               0
   PAYABLE FOR INVESTMENTS PURCHASED .....................       1,828,244       1,773,497                 0               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .          63,671         140,235         1,919,635         126,559
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............             604           1,647                 0           2,330
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................      13,592,120      49,086,270       226,977,378      15,098,892
   ACCRUED EXPENSES AND OTHER LIABILITIES ................          69,025          35,204            38,610               0
                                                             -------------   -------------   ---------------   -------------
TOTAL LIABILITIES ........................................      15,554,087      51,036,853       228,935,623      15,227,781
                                                             -------------   -------------   ---------------   -------------
TOTAL NET ASSETS .........................................   $ 114,158,777   $ 225,993,634   $ 3,403,979,864   $ 155,296,981
                                                             =============   =============   ===============   =============
INVESTMENTS AT COST ......................................   $ 120,510,638   $ 263,623,173   $ 3,231,922,502   $ 150,443,485
                                                             =============   =============   ===============   =============
FOREIGN CURRENCIES AT COST ...............................   $           0   $           0   $             0   $     463,189
                                                             =============   =============   ===============   =============
SECURITIES ON LOAN, AT MARKET VALUE ......................   $  13,241,004   $  47,847,143   $   219,976,224   $  14,422,839
                                                             =============   =============   ===============   =============

                                                                 SMALL CAP   SMALL COMPANY   SMALL COMPANY
                                                                     INDEX          GROWTH           VALUE
                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................   $ 305,204,260   $ 778,043,057   $ 429,224,966
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............      65,232,857      57,885,696      83,113,130
   INVESTMENTS IN AFFILIATES .............................       7,435,099      15,732,310      16,558,235
                                                             -------------   -------------   -------------
TOTAL INVESTMENT AT MARKET VALUE (SEE COST BELOW) ........     377,872,216     851,661,063     528,896,331
                                                             -------------   -------------   -------------
   FOREIGN CURRENCY, AT VALUE ............................               0               0               0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......          25,500               0               0
   RECEIVABLE FOR INVESTMENTS SOLD .......................          54,614      20,540,715               9
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................         273,393         207,725         308,445
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....               0               0               0
   PREPAID EXPENSES AND OTHER ASSETS .....................               0               0               0
                                                             -------------   -------------   -------------
TOTAL ASSETS .............................................     378,225,723     872,409,503     529,204,785
                                                             -------------   -------------   -------------
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS               0               0               0
   FOREIGN TAXES PAYABLE .................................             320               0               0
   PAYABLE FOR INVESTMENTS PURCHASED .....................       1,511,931      15,563,266               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .           3,962         576,925         304,107
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............           1,832           1,342           1,775
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................      65,232,857      57,885,696      83,113,130
   ACCRUED EXPENSES AND OTHER LIABILITIES ................          26,251          30,202          39,413
                                                             -------------   -------------   -------------
TOTAL LIABILITIES ........................................      66,777,153      74,057,431      83,458,425
                                                             -------------   -------------   -------------
TOTAL NET ASSETS .........................................   $ 311,448,570   $ 798,352,072   $ 445,746,360
                                                             =============   =============   =============
INVESTMENTS AT COST ......................................   $ 325,416,781   $ 790,524,673   $ 473,457,284
                                                             =============   =============   =============
FOREIGN CURRENCIES AT COST ...............................   $           0   $           0   $           0
                                                             =============   =============   =============
SECURITIES ON LOAN, AT MARKET VALUE ......................   $  62,825,675   $  55,455,441   $  78,975,064
                                                             =============   =============   =============

WELLS FARGO MASTER PORTFOLIOS                          STATEMENT OF OPERATIONS--
                                           FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     DISCIPLINED          EQUITY                   INTERNATIONAL
                                                                          GROWTH          INCOME           INDEX          EQUITY
                                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) .................................................   $ 1,157,362   $  43,529,169   $  29,903,898    $  8,364,332
   INTEREST ......................................................             0             854          23,604             210
   INCOME FROM AFFILIATED SECURITIES .............................        62,899          76,338         805,660         115,971
   SECURITIES LENDING INCOME .....................................        16,051         136,570         213,619         206,783
                                                                     -----------   -------------   -------------    ------------
TOTAL INVESTMENT INCOME ..........................................     1,236,312      43,742,931      30,946,781       8,687,296
                                                                     -----------   -------------   -------------    ------------
EXPENSES
   ADVISORY FEES .................................................     1,138,992      13,404,349       2,479,754       4,722,472
   CUSTODY FEES ..................................................        30,373         361,786         355,063         475,987
   AUDIT FEES ....................................................        22,923          31,078          34,245          36,838
   LEGAL FEES ....................................................         8,706          43,493          42,361          15,101
   HAREHOLDER REPORTS ............................................           800          46,500          49,978             968
   TRUSTEES' FEES ................................................         6,390           6,390           6,390           6,390
   OTHER FEES AND EXPENSES .......................................         2,028          32,835          27,027          10,958
                                                                     -----------   -------------   -------------    ------------
TOTAL EXPENSES ...................................................     1,210,212      13,926,431       2,994,818       5,268,714
                                                                     -----------   -------------   -------------    ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..................      (396,386)     (3,804,507)     (2,467,379)       (679,046)
   NET EXPENSES ..................................................       813,826      10,121,924         527,439       4,589,668
                                                                     -----------   -------------   -------------    ------------
NET INVESTMENT INCOME (LOSS) .....................................       422,486      33,621,007      30,419,342       4,097,628
                                                                     -----------   -------------   -------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION     8,120,696     120,946,408      18,354,082      35,988,895
   FUTURES TRANSACTIONS ..........................................             0               0       2,069,833               0
   AFFILIATED SECURITIES .........................................             0               0          36,490               0
                                                                     -----------   -------------   -------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................     8,120,696     120,946,408      20,460,405      35,988,895
                                                                     -----------   -------------   -------------    ------------
NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION     1,213,865     130,168,706     160,332,532      26,097,428
   FUTURES TRANSACTIONS ..........................................             0               0         870,138               0
                                                                     -----------   -------------   -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS .................................     1,213,865     130,168,706     161,202,670      26,097,428
                                                                     ===========   =============   =============    ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ...................................................     9,334,561     251,115,114     181,663,075      62,086,323
                                                                     -----------   -------------   -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................................   $ 9,757,047   $ 284,736,121   $ 212,082,417    $ 66,183,951
                                                                     ===========   =============   =============    ============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .......................   $         0   $     409,768   $           0    $  1,029,100

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS--                          WELLS FARGO MASTER PORTFOLIOS
FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------


                                                                        LARGE CAP      LARGE CAP   LARGE COMPANY
                                                                     APPRECIATION          VALUE          GROWTH       OVERSEAS
                                                                        PORTFOLIO      PORTFOLIO       PORTFOLIO   PORTFOLIO(2)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) .................................................    $ 1,049,933   $  3,834,650    $ 19,628,788   $  5,103,003
   INTEREST ......................................................              0              0             274          9,723
   INCOME FROM AFFILIATED SECURITIES .............................         41,046         60,531         451,348         19,829
   SECURITIES LENDING INCOME .....................................         15,302         28,362         369,311         79,162
                                                                      -----------   ------------    ------------   ------------
TOTAL INVESTMENT INCOME ..........................................      1,106,281      3,923,543      20,449,721      5,211,717
                                                                      -----------   ------------    ------------   ------------
EXPENSES
   ADVISORY FEES .................................................        692,293      1,571,746      25,555,642      1,378,418
   CUSTODY FEES ..................................................         19,780         41,913         693,322        139,091
   AUDIT FEES ....................................................         18,051         22,438          39,989         12,280
   LEGAL FEES ....................................................          8,706          8,706          64,678          1,380
   HAREHOLDER REPORTS ............................................            923          2,211         107,638            516
   TRUSTEES' FEES ................................................          6,390          6,390           6,390          6,390
   OTHER FEES AND EXPENSES .......................................          1,533         17,475          46,840          6,964
                                                                      -----------   ------------    ------------   ------------
TOTAL EXPENSES ...................................................        747,676      1,670,879      26,514,499      1,545,039
                                                                      -----------   ------------    ------------   ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)
   NET EXPENSES ..................................................       (132,033)      (369,018)     (3,066,165)      (282,827)
NET INVESTMENT INCOME (LOSS) .....................................        615,643      1,301,861      23,448,334      1,262,212
                                                                      -----------   ------------    ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............        490,638      2,621,682      (2,998,613)     3,949,505
                                                                      -----------   ------------    ------------   ------------

-------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION      8,831,645     13,518,763      27,110,210      6,412,521
   FUTURES TRANSACTIONS ..........................................              0              0               0              0
   AFFILIATED SECURITIES .........................................              0              0               0              0
                                                                      -----------   ------------    ------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................      8,831,645     13,518,763      27,110,210      6,412,521
                                                                      -----------   ------------    ------------   ------------

NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION        332,152     15,926,689      56,425,249     18,770,563
   FUTURES TRANSACTIONS ..........................................              0              0               0              0
                                                                      -----------   ------------    ------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS .................................        332,152     15,926,689      56,425,249     18,770,563
                                                                      ===========   ============    ============   ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON .......................
   INVESTMENTS                                                          9,163,797     29,445,452      83,535,459     25,183,084
                                                                      -----------   ------------    ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................................    $ 9,654,435   $ 32,067,134    $ 80,536,846   $ 29,132,589
                                                                      ===========   ============    ============   ============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .......................    $     1,912   $          0    $    343,419   $    590,117

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003


                                                                        SMALL CAP   SMALL COMPANY   SMALL COMPANY
                                                                            INDEX          GROWTH           VALUE
                                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) .................................................   $  2,689,893   $   1,484,485    $  4,963,747
   INTEREST ......................................................         18,217             286              92
   INCOME FROM AFFILIATED SECURITIES .............................        147,183         192,601         110,493
   SECURITIES LENDING INCOME .....................................        135,777         123,239          78,174
                                                                     ------------   -------------    ------------
TOTAL INVESTMENT INCOME ..........................................      2,991,070       1,800,611       5,152,506
                                                                     ------------   -------------    ------------
EXPENSES
   ADVISORY FEES .................................................        710,073       7,110,250       3,459,275
   CUSTODY FEES ..................................................         58,786         158,488          76,873
   AUDIT FEES ....................................................         24,417          28,033          24,494
   LEGAL FEES ....................................................          8,706          16,456           8,706
   HAREHOLDER REPORTS ............................................          2,584          10,334             568
   TRUSTEES' FEES ................................................          6,390           6,390           6,390
   OTHER FEES AND EXPENSES .......................................          4,631          14,574           4,724
                                                                     ------------   -------------    ------------
TOTAL EXPENSES ...................................................        815,587       7,344,525       3,581,030
                                                                     ------------   -------------    ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)
   NET EXPENSES ..................................................       (544,560)       (545,973)       (516,316)
NET INVESTMENT INCOME (LOSS) .....................................        271,027       6,798,552       3,064,714
                                                                     ------------   -------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............      2,720,043      (4,997,941)      2,087,792
                                                                     ------------   -------------    ------------

-----------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION     16,518,364     133,365,380      49,788,049
   FUTURES TRANSACTIONS ..........................................      2,635,989               0               0
   AFFILIATED SECURITIES .........................................              0               0               0
                                                                     ------------   -------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................     19,154,353     133,365,380      49,788,049
                                                                     ------------   -------------    ------------

NET CHANGE IN UNREALIZED
APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION     35,744,584     (43,446,929)     23,772,645
   FUTURES TRANSACTIONS ..........................................      1,209,625               0               0
                                                                     ------------   -------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS .................................     36,954,209     (43,446,929)     23,772,645
                                                                     ============   =============    ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON .......................
   INVESTMENTS                                                         56,108,562      89,918,451      73,560,694
                                                                     ------------   -------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................................   $ 58,828,605   $  84,920,510    $ 75,648,486
                                                                     ============   =============    ============

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .......................   $        952   $      25,112    $      4,367

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    DISCIPLINED GROWTH PORTFOLIO
                                                                               ---------------------------------------
                                                                                          FOR THE              FOR THE
                                                                                       YEAR ENDED           YEAR ENDED
                                                                               SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................     $  68,952,232        $  56,814,141

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................           422,486              179,712
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................         8,120,696              (64,187)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....         1,213,865           14,031,766
                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............         9,757,047           14,147,291
                                                                                 -------------        -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ...........................................................       117,935,478           16,389,552
   WITHDRAWALS .............................................................       (18,303,453)         (18,398,752)
                                                                                 -------------        -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS        99,632,025           (2,009,200)
                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................       109,389,072           12,138,091
                                                                                 =============        =============
ENDING NET ASSETS ..........................................................     $ 178,341,304        $  68,952,232
                                                                                 -------------        -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                          EQUITY INCOME PORTFOLIO                      INDEX PORTFOLIO
                                                  ---------------------------------------   ---------------------------------------
                                                             FOR THE              FOR THE              FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                  SEPTEMBER 30, 2004   SEPTEMBER 30, 2003   SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................    $ 1,722,271,878       $ 1,711,701,493     $ 1,519,471,820      $ 1,164,265,860

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............         33,621,007            36,000,448          30,419,342           23,010,345
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....        120,946,408            50,225,235          20,460,405           14,525,511
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS ...........        130,168,706           250,428,035         161,202,670          246,896,921
                                                   ---------------       ---------------     ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................        284,736,121           336,653,718         212,082,417          284,432,777
                                                   ---------------       ---------------     ---------------      ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................         62,374,582           210,108,839         298,540,563          258,211,867
   WITHDRAWALS ................................       (330,322,567)         (536,192,172)       (183,968,591)        (187,438,684)
                                                   ---------------       ---------------     ---------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ............       (267,947,985)         (326,083,333)        114,571,972           70,773,183
                                                   ---------------       ---------------     ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS .........         16,788,136            10,570,385         326,654,389          355,205,960
                                                   ===============       ===============     ===============      ===============
ENDING NET ASSETS .............................    $ 1,739,060,014       $ 1,722,271,878     $ 1,846,126,209      $ 1,519,471,820
                                                   ---------------       ---------------     ---------------      ---------------

                                                                                      INTERNATIONAL EQUITY PORTFOLIO
                                                                                  ---------------------------------------
                                                                                             FOR THE              FOR THE
                                                                                          YEAR ENDED           YEAR ENDED
                                                                                  SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................     $ 558,639,567        $ 481,041,740

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                                         4,097,628            4,337,817
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................        35,988,895          (79,412,734)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........        26,097,428          168,496,802
                                                                                    -------------        -------------
   NET INCREASE (DECREASE ) IN NET ASSETS RESULTING FROM OPERATIONS ...........        66,183,951           93,421,885
                                                                                    -------------        -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................................................        55,396,567          158,117,683
   WITHDRAWALS ................................................................      (218,313,821)        (173,941,741)
                                                                                    -------------        -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..      (162,917,254)         (15,824,058)
                                                                                    -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................       (96,733,303)          77,597,827
                                                                                    =============        =============
ENDING NET ASSETS .............................................................     $ 461,906,264        $ 558,639,567
                                                                                    -------------        -------------

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               LARGE CAP APPRECIATION PORTFOLIO
                                                                            ---------------------------------------
                                                                                       FOR THE              FOR THE
                                                                                    YEAR ENDED           YEAR ENDED
                                                                            SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................     $  87,988,404        $  63,323,538

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................           490,638              221,608
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................         8,831,645           (3,564,699)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..           332,152           15,929,531
                                                                              -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........         9,654,435           12,586,440
                                                                              -------------        -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................................        31,152,727           29,128,969
   WITHDRAWALS ..........................................................       (14,636,789)         (17,050,543)
                                                                              -------------        -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS ............................................................        16,515,938           12,078,426
                                                                              -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        26,170,373           24,664,866
                                                                              =============        =============
ENDING NET ASSETS .......................................................     $ 114,158,777        $  87,988,404
                                                                              -------------        -------------

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON AUGUST 29, 2003.

(2) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             LARGE CAP VALUE                           LARGE COMPANY
                                                              PORTFOLIO(1)                            GROWTH PORTFOLIO
                                                ---------------------------------------   ---------------------------------------
                                                           FOR THE              FOR THE              FOR THE              FOR THE
                                                        YEAR ENDED         PERIOD ENDED           YEAR ENDED           YEAR ENDED
                                                SEPTEMBER 30, 2004   SEPTEMBER 30, 2003   SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................     $ 176,504,265         $           0       $ 3,142,794,537     $ 2,012,518,027

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............         2,621,682                52,379            (2,998,613)         (6,229,112)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..        13,518,763                25,384            27,110,210         (64,373,898)
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS .........        15,926,689            (4,657,544)           56,425,249         677,253,867
                                                  -------------         -------------       ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................        32,067,134            (4,579,781)           80,536,846         606,650,857
                                                  -------------         -------------       ---------------     ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS
   CONTRIBUTIONS ............................        39,668,894           181,318,237           617,149,615         708,049,977
   WITHDRAWALS ..............................       (22,246,659)             (234,191)         (436,501,134)       (184,424,324)
                                                  -------------         -------------       ---------------     ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS .......        17,422,235           181,084,046           180,648,481         523,625,653
                                                  -------------         -------------       ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS .......        49,489,369           176,504,265           261,185,327       1,130,276,510
                                                  =============         =============       ===============     ===============
ENDING NET ASSETS ...........................     $ 225,993,634         $ 176,504,265       $ 3,403,979,864     $ 3,142,794,537
                                                  -------------         -------------       ---------------     ---------------

                                                OVERSEAS PORTFOLIO(2)
                                                ---------------------
                                                             FOR THE
                                                        PERIOD ENDED
                                                  SEPTEMBER 30, 2004
---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................      $           0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............          3,949,505
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..          6,412,521
   NET CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION) OF INVESTMENTS .........         18,770,563
                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................         29,132,589
                                                   -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS
   CONTRIBUTIONS ............................        158,805,034
   WITHDRAWALS ..............................        (32,640,642)
                                                   -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS .......        126,164,392
                                                   -------------
NET INCREASE (DECREASE) IN NET ASSETS .......        155,296,981
                                                   =============
ENDING NET ASSETS ...........................      $ 155,296,981
                                                   -------------

WELLS FARGO MASTER PORTFOLIOS                STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SMALL CAP INDEX PORTFOLIO
                                                                            ---------------------------------------
                                                                                       FOR THE              FOR THE
                                                                                    YEAR ENDED           YEAR ENDED
                                                                            SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................     $ 239,357,242        $ 141,023,226

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................         2,720,043            1,430,041
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................        19,154,353            6,972,745
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..        36,954,209           42,099,307
                                                                              -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........        58,828,605           50,502,093
                                                                              -------------        -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ........................................................        53,926,147           81,762,912
   WITHDRAWALS ..........................................................       (40,663,424)         (33,930,989)
                                                                              -------------        -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS ............................................................        13,262,723           47,831,923
                                                                              -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................        72,091,328           98,334,016
                                                                              =============        =============
ENDING NET ASSETS .......................................................     $ 311,448,570        $ 239,357,242
                                                                              -------------        -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                    SMALL COMPANY GROWTH PORTFOLIO             SMALL COMPANY VALUE PORTFOLIO
                                                ---------------------------------------   ---------------------------------------
                                                           FOR THE              FOR THE              FOR THE              FOR THE
                                                        YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                SEPTEMBER 30, 2004   SEPTEMBER 30, 2003   SEPTEMBER 30, 2004   SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................     $ 673,051,277         $ 470,274,154       $ 291,539,627        $ 154,974,427

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............        (4,997,941)           (1,931,579)          2,087,792            1,581,492
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..       133,365,380            57,009,543          49,788,049           17,897,659
   NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) OF INVESTMENTS ............       (43,446,929)          126,797,328          23,772,645           58,474,588
                                                  -------------         -------------       -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................        84,920,510           181,875,292          75,648,486           77,953,739
                                                  -------------         -------------       -------------        -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
   INTERESTS
   CONTRIBUTIONS ............................       128,018,265           117,055,759         130,115,327          108,693,698
   WITHDRAWALS ..............................       (87,637,980)          (96,153,928)        (51,557,080)         (50,082,237)
                                                  -------------         -------------       -------------        -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS
   IN INVESTORS' BENEFICIAL INTERESTS .......        40,380,285            20,901,831          78,558,247           58,611,461
                                                  -------------         -------------       -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS .......       125,300,795           202,777,123         154,206,733          136,565,200
                                                  =============         =============       =============        =============
ENDING NET ASSETS ...........................     $ 798,352,072         $ 673,051,277       $ 445,746,360        $ 291,539,627
                                                  -------------         -------------       -------------        -------------

WELLS FARGO MASTER PORTFOLIOS                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                              ------------------------------------------------              PORTFOLIO
                                              NET INVESTMENT      GROSS   EXPENSES       NET       TOTAL     TURNOVER
                                               INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES   RETURN(2)        RATE
---------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...         0.28%          0.80%     (0.26)%     0.54%       9.88%        87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...         0.28%          0.88%     (0.15)%     0.73%      25.65%       117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...         0.27%          0.91%     (0.18)%     0.73%     (12.57)%      156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...         0.15%          0.82%     (0.10)%     0.72%     (20.55)%      181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...         0.20%          0.84%     (0.09)%     0.75%      19.94%       106%

EQUITY INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...         1.86%          0.77%     (0.21)%     0.56%      17.04%        11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...         2.01%          0.78%     (0.11)%     0.67%      20.66%         9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...         1.61%          0.78%     (0.10)%     0.68%     (19.49)%       12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...         1.29%          0.78%     (0.10)%     0.68%      (8.61)%        3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...         1.42%          0.76%     (0.09)%     0.67%       1.59%         9%

INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...         1.71%          0.17%     (0.14)%     0.03%      13.87%         2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...         1.70%          0.18%     (0.05)%     0.13%      24.42%         3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...         1.40%          0.18%     (0.05)%     0.13%     (20.52)%        4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...         1.23%          0.18%     (0.05)%     0.13%     (26.56)%        2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...         1.13%          0.18%     (0.05)%     0.13%      13.21%         8%

INTERNATIONAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...         0.86%          1.11%     (0.15)%     0.96 %     13.84 %       33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...         0.81%          1.12%     (0.03)%     1.09%      18.39%        75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...         0.54%          1.26%     (0.02)%     1.24%     (19.04)%       38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...         0.57%          1.31%     (0.04)%     1.27%     (28.86)%       33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...         0.06%          1.39%     (0.09)%     1.30%      21.90%        64%

LARGE CAP APPRECIATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...         0.50%          0.76%     (0.14)%     0.62%      10.56%       149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...         0.29%          0.81%     (0.09)%     0.72%      18.50%       153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...         0.37%          0.88%     (0.16)%     0.72%     (20.04)%      123%
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001          1.51%          0.79%     (0.07)%     0.72%      (7.01)%       10%

LARGE CAP VALUE PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...         1.25%          0.80%     (0.18)%     0.62%      17.82%       122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003          0.64%          0.86%     (0.32)%     0.54%      (1.80)%        3%

LARGE COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...        (0.09)%         0.76%     (0.08)%     0.68%       2.96%        14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...        (0.24)%         0.78%     (0.02)%     0.76%      27.90%        13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...        (0.34)%         0.78%      0.00%      0.78%     (22.32)%       18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...        (0.29)%         0.78%      0.00%      0.78%     (39.70)%       13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...        (0.30)%         0.77%      0.00%      0.77%      33.13%         9%

OVERSEAS PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004         2.61%          1.02%     (0.18)%     0.84%      20.00%        24%

SMALL CAP INDEX PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...         0.93%          0.28%     (0.19)%     0.09%      23.97%        17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...         0.74%          0.31%     (0.02)%     0.29%      27.79%        11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...         0.57%          0.33%     (0.01)%     0.32%      (2.60)%       17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...         0.90%          0.33%     (0.01)%     0.32%     (12.27)%       25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...         1.03%          0.34%     (0.01)%     0.33%      23.09%        42%

SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...        (0.63)%         0.93%     (0.07)%     0.86%      12.70%       145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...        (0.35)%         0.94%     (0.02)%     0.92%      37.90%       163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...        (0.40)%         0.94%      0.00%      0.94%     (19.95)%      169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...        (0.17)%         0.94%      0.00%      0.94%     (23.09)%      206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...        (0.28)%         0.94%      0.00%      0.94%      34.41%       203%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                               WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                               RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                             -----------------------------------------------               PORTFOLIO
                                             NET INVESTMENT      GROSS   EXPENSES       NET       TOTAL     TURNOVER
                                              INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES   RETURN(2)        RATE
--------------------------------------------------------------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...        0.54%          0.93%    (0.13)%     0.80%       23.72%        64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...        0.70%          0.95%    (0.16)%     0.79%       38.33%        80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...        0.68%          0.98%    (0.19)%     0.79%       (2.16)%       98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...        1.32%          0.97%    (0.18)%     0.79%       10.70%        90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000 ...        1.37%          1.00%    (0.19)%     0.81%       14.05%       114%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

      NOTES TO FINANCIAL HIGHLIGHTS
      --------------------------------------------------------------------------
      (1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

      (2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

      (3)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

            Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 16 separate investment portfolios. These financial statements present the Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

            Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

            The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

            The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

            Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

            In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

            Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

            Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

            Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

            Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

            Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

            Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

            Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION

            The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

            The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

            Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

            The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

FUTURES CONTRACTS

            The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2004, the following Fund(s) held futures contracts:

                                                                                    Net Unrealized
                                                        Expiration      Notional     Appreciation
Fund                       Contracts       Type             Date         Amount     (Depreciation)
INDEX PORTFOLIO            69 Long     S&P 500 Index   December 2004   19,309,325      (77,300)
SMALL CAP INDEX PORTFOLIO  21 Long      Russell 2000   December 2004    5,889,400      137,600

SECURITY LOANS

            The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. As of October 1, 2004, the amount Wells Fargo Bank N.A. receives for its services will be reduced to 35%. The value of the securities on loan and the value of the related collateral at September 30, 2004 are shown on the Statement of Assets and Liabilities.

            At September 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                                  Repurchase   Short-Term    Mid-Term      Money
Fund                              Agreements   Securities   Securities   Market Fund   Total
DISCIPLINED GROWTH PORTFOLIO         10%          73%          16%             1%      100%
EQUITY INCOME PORTFOLIO              23%          62%          13%             2%      100%
INDEX PORTFOLIO                      27%          56%          16%             1%      100%
INTERNATIONAL EQUITY PORTFOLIO        0%           0%           0%           100%      100%
LARGE CAP APPRECIATION PORTFOLIO     18%          57%          23%             2%      100%
LARGE CAP VALUE PORTFOLIO            21%          58%          19%             2%      100%
LARGE COMPANY GROWTH PORTFOLIO       27%          60%          11%             2%      100%
OVERSEAS PORTFOLIO                    0%           0%           0%           100%      100%
SMALL CAP INDEX PORTFOLIO            30%          56%          11%             3%      100%
SMALL COMPANY GROWTH PORTFOLIO       25%          58%          15%             2%      100%
SMALL COMPANY VALUE PORTFOLIO        25%          58%          15%             2%      100%

Fund                              A ratings   AA ratings   AAA ratings   Non-rated   Total
DISCIPLINED GROWTH PORTFOLIO         61%          2%           26%          11%      100%
EQUITY INCOME PORTFOLIO              72%          6%           17%           5%      100%
INDEX PORTFOLIO                      70%          4%           14%          12%      100%
INTERNATIONAL EQUITY PORTFOLIO        0%          0%            0%         100%      100%
LARGE CAP APPRECIATION PORTFOLIO     62%          4%           13%          21%      100%
LARGE CAP VALUE PORTFOLIO            69%          5%           15%          11%      100%
LARGE COMPANY GROWTH PORTFOLIO       63%          7%           23%           7%      100%
OVERSEAS PORTFOLIO                    0%          0%            0%         100%      100%
SMALL CAP INDEX PORTFOLIO            69%          8%           22%           1%      100%
SMALL COMPANY GROWTH PORTFOLIO       67%          6%           26%           1%      100%
SMALL COMPANY VALUE PORTFOLIO        71%          6%           20%           3%      100%

WHEN-ISSUED TRANSACTIONS

            Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

            The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

            Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                               Sub-Advisory
                                           Advisory Fees*                                                       Fees (% of
                       Average Daily       (% of Average                                 Average Daily         Average Daily
Portfolio               Net Assets        Daily Net Assets)     Sub-Adviser                Net Assets          Net Assets)
DISCIPLINED           $0 - $499 million         0.750         Smith Asset                  $0 - 200 million        0.30
GROWTH PORTFOLIO    $500 - $999 million         0.700         Management                $200 - $500 million        0.20
                     $1 - $2.99 billion         0.650                                        > $500 million        0.15
                     $3 - $4.99 billion         0.625
                        > $4.99 billion         0.600
EQUITY INCOME         $0 - $499 million         0.750         Wells Capital               $0 - $200 million        0.25
PORTFOLIO           $500 - $999 million         0.700         Management                $200 - $400 million        0.20
                     $1 - $2.99 billion         0.650                                        > $400 million        0.15
                     $3 - $4.99 billion         0.625
                        > $4.99 billion         0.600
INDEX PORTFOLIO       $0 - $499 million         0.100         Wells Capital               $0 - $200 million        0.02
                    $500 - $999 million         0.100         Management                     > $200 million        0.01
                     $1 - $2.99 billion         0.075
                     $3 - $4.99 billion         0.075
                        > $4.99 billion         0.050
INTERNATIONAL         $0 - $499 million         0.950         Wells Capital               $0 - $200 million        0.35
EQUITY PORTFOLIO    $500 - $999 million         0.900         Management                     > $200 million        0.25
                     $1 - $2.99 billion         0.850
                     $3 - $4.99 billion         0.825
                        > $4.99 billion         0.800
LARGE CAP             $0 - $499 million         0.700         Cadence Capital             $0 - $250 million        0.30
APPRECIATION        $500 - $999 million         0.700         Management                $250 - $500 million        0.20
PORTFOLIO            $1 - $2.99 billion         0.650                             $500 million - $1 billion        0.15
                     $3 - $4.99 billion         0.625                                          > $1 billion        0.10
                        > $4.99 billion         0.600
LARGE CAP VALUE       $0 - $499 million         0.750         Systematic                  $0 - $150 million        0.30
PORTFOLIO           $500 - $999 million         0.700         Financial                 $150 - $350 million        0.20
                     $1 - $2.99 billion         0.650         Management                $350 - $750 million        0.15
                     $3 - $4.99 billion         0.625                             $750 million - $1 billion        0.13
                        > $4.99 billion         0.600                                          > $1 billion        0.10
LARGE COMPANY         $0 - $499 million         0.750         Peregrine Capital            $0 - $25 million        0.75
GROWTH PORTFOLIO    $500 - $999 million         0.700         Management                  $25 - $50 million        0.60
                     $1 - $2.99 billion         0.650                                    $50 - $275 million        0.50
                     $3 - $4.99 billion         0.625                                        > $275 million        0.30
                        > $4.99 billion         0.600
OVERSEAS              $0 - $499 million         0.950         LSV Asset                   $0 - $150 million        0.35
PORTFOLIO           $500 - $999 million         0.900         Management                $150 - $500 million        0.40
                     $1 - $2.99 billion         0.850                                   $500 - $750 million        0.35
                     $3 - $4.99 billion         0.825                             $750 million - $1 billion       0.325
                        > $4.99 billion         0.800                                          > $1 billion        0.30
SMALL CAP             $0 - $499 million         0.200         Wells Capital               $0 - $200 million        0.02
INDEX PORTFOLIO     $500 - $999 million         0.200         Management                     > $200 million        0.01
                     $1 - $2.99 billion         0.175
                     $3 - $4.99 billion         0.175
                        > $4.99 billion         0.150
SMALL COMPANY         $0 - $499 million         0.900         Peregrine                    $0 - $50 million        0.90
GROWTH PORTFOLIO    $500 - $999 million         0.850         Capital                    $50 - $180 million        0.75
                     $1 - $2.99 billion         0.800         Management                $180 - $340 million        0.65
                     $3 - $4.99 billion         0.775                                   $340 - $685 million        0.50
                        > $4.99 billion         0.750                                   $685 - $735 million        0.52
                                                                                             > $735 million        0.55
SMALL COMPANY         $0 - $499 million         0.900         Peregrine Capital           $0 - $175 million        0.50
VALUE PORTFOLIO     $500 - $999 million         0.850         Management                     > $175 million        0.75
                     $1 - $2.99 billion         0.800
                     $3 - $4.99 billion         0.775
                        > $4.99 billion         0.750

*Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly fee at the following annual rates:

NOTES TO FINANCIAL STATEMENTS                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                         Advisory Fees
Portfolio                                       (% of Average Daily Net Assets)

DISCIPLINED GROWTH PORTFOLIO                                 0.75
EQUITY INCOME PORTFOLIO                                      0.75
INDEX PORTFOLIO                                              0.15
INTERNATIONAL EQUITY PORTFOLIO                               1.00
LARGE CAP APPRECIATION PORTFOLIO                             0.70
LARGE CAP VALUE PORTFOLIO                                    0.75
LARGE COMPANY GROWTH PORTFOLIO                               0.75
OVERSEAS PORTFOLIO                                           1.00
SMALL CAP INDEX PORTFOLIO                                    0.25
SMALL COMPANY GROWTH PORTFOLIO                               0.90
SMALL COMPANY VALUE PORTFOLIO                                0.90

ADMINISTRATION AND TRANSFER AGENT FEES

            Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

            The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

Fund                                               % of Average Daily Net Assets

INTERNATIONAL EQUITY PORTFOLIO                                 0.10
OVERSEAS PORTFOLIO                                             0.10
ALL OTHER FUNDS                                                0.02

OTHER FEES

            PFPC Inc. ("PFPC") serves as fund accountant to the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

            All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the year ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

            Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2004, were as follows:

Portfolio                         Purchases at Cost   Sales Proceeds

DISCIPLINED GROWTH PORTFOLIO          223,056,080       124,487,045
EQUITY INCOME PORTFOLIO               201,461,058       435,564,031
INDEX PORTFOLIO                       193,308,581        36,896,091
INTERNATIONAL EQUITY PORTFOLIO        152,297,163       348,703,735
LARGE CAP APPRECIATION PORTFOLIO      160,363,039       143,402,437
LARGE CAP VALUE PORTFOLIO             266,365,937       248,971,087
LARGE COMPANY GROWTH PORTFOLIO        681,853,572       480,572,934
OVERSEAS PORTFOLIO                    165,266,908        36,807,359
SMALL CAP INDEX PORTFOLIO              84,753,442        45,714,823
SMALL COMPANY GROWTH PORTFOLIO      1,145,127,381     1,119,618,280
SMALL COMPANY VALUE PORTFOLIO         308,127,617       237,283,020

WELLS FARGO MASTER PORTFOLIOS                      NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

            On May 26, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire $34 billion in assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. The reorganization is subject to the approval of Strong Funds' shareholders at a special meeting on December 10, 2004. If approved by shareholders, the reorganization will add 43 new mutual funds to WELLS FARGO FUNDS and is expected to be consummated during the second quarter of 2005.

            The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that WELLS FARGO FUNDS shareholders approve, the merger of certain Wells Fargo Funds into other WELLS FARGO FUNDS. Proxy materials soliciting approval of these proposed mergers was mailed to WELLS FARGO FUNDS shareholders in November 2004, and a meeting of Wells Fargo Funds shareholders has been scheduled for January 2005. If WELLS FARGO FUNDS shareholders approve such proposed mergers, the mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

WELLS FARGO MASTER PORTFOLIOS                   REPORT OF INDEPENDENT REGISTERED
                                                          PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities of the Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Overseas Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, (collectively the "Portfolios"), eleven portfolios constituting Wells Fargo Master Trust, including the portfolios of investments as of September 30, 2004, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 146 to 151, and the financial highlights for the periods presented on pages 152 to 153. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of the Wells Fargo Master Trust as of September 30, 2004, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
November 22, 2004

WELLS FARGO MASTER PORTFOLIOS                      OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

            A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

BOARD OF TRUSTEES

            The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 100 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                              POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE ***   PAST FIVE YEARS                  OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Robert C. Brown               Trustee since 1992      Retired.                         None
73
----------------------------------------------------------------------------------------------------------
J. Tucker Morse               Trustee since 1987      Private Investor/Real Estate     None
60                                                    Developer; Chairman of White
                                                      Point Capital, LLC.
----------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                              POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE ***   PAST FIVE YEARS                  OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Thomas S. Goho                Trustee since 1987      Wake Forest University,          None
62                                                    Calloway School of Business
                                                      and Accountancy, Associate
                                                      Professor of Finance.
----------------------------------------------------------------------------------------------------------
Peter G. Gordon               Trustee since 1998      Chairman, CEO, and Co-           None
62                            (Lead Trustee since     Founder of Crystal Geyser
                              2001)                   Water Company and President
                                                      of Crystal Geyser Roxane Water
                                                      Company.
----------------------------------------------------------------------------------------------------------
Richard M. Leach              Trustee since 1987      Retired. Prior thereto,          None
71                                                    President of Richard M. Leach
                                                      Associates (a financial
                                                      consulting firm).
----------------------------------------------------------------------------------------------------------
Timothy J. Penny              Trustee since 1996      Senior Counselor to the public   None
52                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
----------------------------------------------------------------------------------------------------------
Donald C. Willeke             Trustee since 1996      Principal in the law firm of     None
64                                                    Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                      WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND      PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE      PAST FIVE YEARS                  OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------
Karla M. Rabusch     President since 2003   Executive Vice President of      None
45                                          Wells Fargo Bank, N.A.
                                            President of Wells Fargo
                                            Funds Management, LLC.
                                            Senior Vice President and
                                            Chief Administrative
                                            Officer of Wells Fargo
                                            Funds Management, LLC from
                                            2001 to 2003. Vice
                                            President of Wells Fargo
                                            Bank, N.A. from 1997 to
                                            2000.
-----------------------------------------------------------------------------------------------
Stacie D. DeAngelo   Treasurer since 2003   Senior Vice President of Wells   None
35                                          Fargo Bank, N.A. Senior Vice
                                            President of Operations for
                                            Wells Fargo Funds
                                            Management, LLC. Prior
                                            thereto, Operations Manager
                                            at Scudder Weisel Capital,
                                            LLC (2000 to 2001), Director
                                            of Shareholder Services at
                                            BISYS Fund Services (1999 to
                                            2000) and Assistant Vice
                                            President of Operations with
                                            Nicholas- Applegate Capital
                                            Management (1993 to 1999).
-----------------------------------------------------------------------------------------------
C. David Messman     Secretary since 2000   Vice President and Managing      None
44                                          Senior Counsel of Wells Fargo
                                            Bank, N.A. Senior Vice
                                            President and Secretary of
                                            Wells Fargo Funds
                                            Management, LLC. Vice
                                            President and Senior
                                            Counsel of Wells Fargo
                                            Bank, N.A. from 1996 to
                                            2003.
-----------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                              WELLS FARGO MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFMR         -- Single Family Mortgage Revenue
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

--------------------------------------------------------------------------------
               NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
--------------------------------------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.  AR 002 (11/04)



                               [GRAPHIC OMITTED]

                                                                          [LOGO]
                                                                           WELLS
                                                                           FARGO

                                                                           FUNDS

                Wells Fargo Overseas Fund

                              Annual Report

                                        Wells Fargo Overseas Fund(SM)

                                                       September 30, 2004

                                                       WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
    Wells Fargo Overseas Fund .............................................    2
Fund Expenses .............................................................    4
--------------------------------------------------------------------------------
Portfolio of Investments
    Wells Fargo Overseas Fund .............................................    5
Financial Statements
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities ...................................    6
    Statement of Operations ...............................................    7
    Statement of Changes in Net Assets ....................................    8
    Financial Highlights ..................................................   10
Notes to Financial Statements .............................................   12
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   15

                                Master Portfolio

Portfolio of Investments
--------------------------------------------------------------------------------
    Wells Fargo Overseas Portfolio ........................................   16
Financial Statements
--------------------------------------------------------------------------------
    Statement of Assets and Liabilities ...................................   21
    Statement of Operations ...............................................   22
    Statement of Changes in Net Assets ....................................   23
    Financial Highlights ..................................................   24
Notes to Financial Statements .............................................   25
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   28
Other Information .........................................................   29
List of Abbreviations .....................................................   31

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                 WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this Wells Fargo Overseas Fund(SM) annual report for the 11-month period ended September 30, 2004. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook and facts and figures about the Fund's portfolio.

THE ECONOMY:  MODERATE RECOVERY
--------------------------------------------------------------------------------

      Throughout the reporting period, the economy continued to recover at a slow and steady pace. Robust consumer spending and strong performance in the housing and manufacturing sectors supported the economic expansion and countered the lack of job creation during the beginning of the reporting period. By the second quarter of 2004, though, this activity eased and growth slipped to 3.3% from nearly 4% during the opening months. In the third quarter 2004, however, the economy regained its momentum. We believe the economy may sustain its growth with pick ups in inflation-adjusted incomes, gains in household wealth and further activity with housing and mortgage refinancing thanks to continued lower interest rates.

      The Federal Reserve Board (the Fed) kept short-term interest rates at 1% during the start of the reporting period, the lowest level in more than 45 years, and then issued two separate rate hikes in the second and third quarters, adjusting 1.75% by September 2004. We believe that the Fed may continue its quarter-point increases to help control the threat of inflation.

LOOKING AHEAD:  GLOBAL ECONOMY ON THE RISE
--------------------------------------------------------------------------------

      Japan continues to turn out weak performance, with its markets down (6.5%) in the third quarter of 2004, while the Pacific Rim was up 6.5% and Europe held somewhere in the middle. Attempts by the Chinese government to slow down its economy caused a sharp sell off in China-related investments in the second quarter of 2004 and then eased by third quarter 2004. Overall, the international markets are continuing to recover and global growth is expected to be driven by continued demand from China and from the recovery of the U.S., Japan and Europe.

OUR COMMITMENT TO SHAREHOLDERS
--------------------------------------------------------------------------------

      During all market conditions, we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds and keeping a long-term perspective. While diversification may not prevent losses in a market downturn, it may help reduce them and keep you on track to reach your financial goals. Thank you for choosing WELLS FARGO FUNDS. We appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO FUNDS

WELLS FARGO OVERSEAS FUND                                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO OVERSEAS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO OVERSEAS FUND(SM) (the Fund) seeks long-term capital appreciation.

ADVISER                                             SUB-ADVISER
    Wells Fargo Funds Management, LLC                   LSV Asset Management
FUND MANAGERS                                       INCEPTION DATE
    Josef Lakonishok                                    10/31/03
    Robert W. Vishny
    Menno Vermeulen

HOW DID THE FUND PERFORM OVER THE REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 19.40%(1) for the 11-month period ended September 30, 2004, excluding sales charges, outperforming its benchmark, the MSCI/EAFE Index(2), which returned 14.92% over the same period. The Fund commenced operations on October 31, 2003 and thus, only has 11 months of performance to report.

      The OVERSEAS FUND'S focus is to quantitatively select stocks that exhibit attractive fundamentals, have disappointed investors for the past five years, creating poor sentiment, but whose recent past has shown signs of recovery. This selection process is implemented in a diversified manner so that the Fund owns many stocks with these characteristics in all the markets represented by its benchmark. Security selection tends to account for a majority of the value added in the Fund. Since the inception of the Fund on October 31, 2003, stock selection was generally strong across all regions. Two of the Fund's best performers during the period were Australian stocks, as BHP Steel and Caltex posted particularly strong results. In addition, our Japanese selection was strong with companies such as Marubeni Corporation, Santen Pharmaceutical and Promise Company contributing to the Fund's positive performance.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Value stocks performed well during the 11-month period ended September 30, 2004. The Fund's deep value style orientation helped its performance. In addition, the Fund's higher exposure to mid cap stocks relative to the benchmark helped performance as mid cap stocks outperformed large cap stocks globally, particularly in the fourth calendar quarter of 2003 and the first calendar quarter of 2004. Stock selection was also positive, as noted above, with a diversified group of stocks across countries and industries adding value over the benchmark. The Fund's portfolio is effectively country-neutral to the weightings of the benchmark, and its currencies are unhedged.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Changes to the portfolio are strictly a result of the Fund's bottom-up stock selection, subject to the constraints applied in the portfolio construction process. We do not attempt to time the market and the Fund remains fully invested at all times. Throughout the period, the Fund has been underweighted in traditional growth sectors of the market, such as health care and information technology. By end of third quarter 2004, the Fund was underweighted in health care and information technology relative to its benchmark. The traditionally value-oriented sectors--financials and materials--were overweighted during the period. These sector bets have changed only modestly since the inception of the Fund as turnover tends to be low.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund does not maintain a top-down or strategic view of the economy or the markets. Rather, its investment process focuses on the use of quantitative techniques to select the most attractive securities within each country in the MSCI/EAFE Index based on a combination of value and momentum factors.

      INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES. FOR EXAMPLE, INVESTMENTS IN FOREIGN AND EMERGING MARKETS PRESENT SPECIAL RISKS, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2004, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO OVERSEAS FUND.

(1) The Fund's Adviser has committed through January 31, 2005 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

(2) The Morgan Stanley Capital International/Europe, Australasia and Far East (MSCI/EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                                WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

                                                         Including Sales Charge            Excluding Sales Charge
                                                    --------------------------------  ---------------------------------
                                                     6-Month*         Life of Fund       6-Month*        Life of Fund
    Wells Fargo Overseas Fund - Class A               (3.65)             12.53             2.23              19.40

    Benchmark

      MSCI/EAFE Index                                                                     (0.06)             14.92

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGOFUNDS.COM.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE MAXIMUM SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

TEN LARGEST EQUITY HOLDINGS(3) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

    Toyota Motor Corporation                                               2.83%

    UBS AG                                                                 2.41%

    Barclays plc                                                           2.30%

    BNP Paribas SA                                                         2.13%

    Shell Transport And Trading Company plc                                2.07%

    Lloyds Tsb Group plc                                                   1.77%

    Nordea Bank AB                                                         1.60%

    Repsol Ypf SA                                                          1.57%

    Compagnie De Saint-Gobain                                              1.49%

    Endesa SA                                                              1.48%

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

    Beta**                                                                  0.92

    Price to Earnings Ratio (trailing 12 months)                          13.2 x

    Price to Book Ratio                                                    1.6 x

    Median Market Cap. ($B)                                                 $5.1

    Portfolio Turnover                                                       24%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(4) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Southeast Asia                                   (3%)
Japan                                           (23%)
United Kingdom                                  (26%)
Continental Europe                              (43%)
Australia                                        (5%)

GROWTH OF $10,000 CHART(5) (AS OF SEPTEMBER 30, 2004)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO OVERSEAS FUND - CLASS A          MSCI EAFE INDEX
              -----------------------------------
           10/31/2003                         9425              10,000
           11/30/2003                         9491              10,222
           12/31/2003                        10254              11,020
            1/31/2004                        10509              11,176
            2/29/2004                        10867              11,434
            3/31/2004                        11008              11,498
            4/30/2004                        10735              11,238
            5/31/2004                        10735              11,276
            6/30/2004                        11140              11,523
            7/31/2004                        10886              11,149
            8/31/2004                        10924              11,198
            9/30/2004                        11253              11,490

--------------------------------------------------------------------------------

(3) The ten largest equity holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Master Trust.

(4)   Portfolio holdings and characteristics are subject to change.

(5) The chart compares the performance of the WELLS FARGO OVERSEAS FUND Class A shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

WELLS FARGO OVERSEAS FUND                                          FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any); and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2004 to September 30, 2004).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                         Beginning     Ending
                                                          Account      Account        Expenses     Net Annual
                                                           Value        Value       Paid During      Expense
                                                         3/31/2004    9/30/2004      the Period*      Ratio
        Wells Fargo Overseas Fund
--------------------------------------------------------------------------------------------------------------
        Wells Fargo Overseas Fund - Class A

        Actual                                           $1,000.00     $1,022.30        $7.58         1.50%

        Hypothetical (5% return before expenses)         $1,000.00     $1,017.50        $7.57         1.50%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004         WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

    WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT            SECURITY NAME                                         VALUE

INVESTMENT IN MASTER PORTFOLIOS - 96.39%
                  WELLS FARGO OVERSEAS PORTFOLIO                        $22,048

TOTAL INVESTMENT IN MASTER PORTFOLIOS (COST $20,124)                     22,048
TOTAL INVESTMENTS IN SECURITIES
(COST $20,124)                                          96.39%          $22,048
OTHER ASSETS AND LIABILITIES, NET                        3.61               825
                                                       ------           -------
TOTAL NET ASSETS                                       100.00%          $22,873
                                                       ======           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERSEAS FUND

                       STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                           OVERSEAS FUND
----------------------------------------------------------------------------------------
INVESTMENTS:
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ...........................        $22,048
                                                                                 -------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) ......................         22,048
                                                                                 -------
  CASH ..................................................................         22,557
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .....................          1,640
                                                                                 -------
TOTAL ASSETS ............................................................         46,245
                                                                                 -------
LIABILITIES
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ...............................          1,280
  ACCRUED EXPENSES AND OTHER LIABILITIES ................................         22,092
                                                                                 -------
TOTAL LIABILITIES .......................................................         23,372
                                                                                 -------
TOTAL NET ASSETS ........................................................        $22,873
                                                                                 =======

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------
  PAID-IN CAPITAL .......................................................        $20,000
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................            348
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................            601
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
    CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES ...................................          1,924
                                                                                 -------
TOTAL NET ASSETS ........................................................        $22,873
                                                                                 -------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ..................................................        $22,873
  SHARES OUTSTANDING - CLASS A ..........................................          1,915
  NET ASSET VALUE PER SHARE - CLASS A ...................................        $ 11.94
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .........................        $ 12.67
                                                                                 -------
INVESTMENTS AT COST .....................................................        $20,124
                                                                                 =======

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30, 2004

                                                       WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

                                                                       OVERSEAS FUND(2)
---------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) .......           $    636
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........               (180)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ............                 30
                                                                              --------
TOTAL INVESTMENT INCOME ...........................................                486
                                                                              --------

EXPENSES
   ADMINISTRATION FEES
       FUND LEVEL .................................................                  8
       CLASS A ....................................................                 45
   SHAREHOLDER SERVICING FEES .....................................                 40
   ACCOUNTING FEES ................................................             18,409
   AUDIT FEES .....................................................              2,759
   LEGAL FEES .....................................................              7,155
   REGISTRATION FEES ..............................................                600
   SHAREHOLDER REPORTS ............................................             10,000
   TRUSTEES' FEES .................................................              2,400
   OTHER FEES AND EXPENSES ........................................              3,841
                                                                              --------
TOTAL EXPENSES ....................................................             45,257
                                                                              --------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................            (45,166)
   NET EXPENSES ...................................................                 91
                                                                              --------
NET INVESTMENT INCOME (LOSS) ......................................                395
                                                                              --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......                554
                                                                              --------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................                554
                                                                              --------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .......              1,924
                                                                              --------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS              1,924
                                                                              ========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............              2,478
                                                                              --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...           $  2,873
                                                                              ========

(1)   NET OF FOREIGN WITHHOLDING TAXES OF $70

(2)   THE FUND COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO OVERSEAS FUND                     STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                         FOR THE
                                                                                                    PERIOD ENDED
                                                                                           SEPTEMBER 30, 2004(1)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................                $   395
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................                    554
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................                  1,924
                                                                                                         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................                  2,873
                                                                                                         -------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................                 20,000
                                                                                                         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A                 20,000
                                                                                                         -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........                 20,000
                                                                                                         =======
NET INCREASE (DECREASE) IN NET ASSETS ...................................................                 22,873
                                                                                                         =======
ENDING NET ASSETS .......................................................................                 22,873

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................                  1,915
                                                                                                         -------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................                  1,915
                                                                                                         -------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .                  1,915
                                                                                                         =======
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................                $   348
                                                                                                         =======

(1)   THE FUND COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO OVERSEAS FUND                                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           NET REALIZED
                                                BEGINNING           NET             AND    DISTRIBUTIONS
                                                NET ASSET    INVESTMENT      UNREALIZED         FROM NET
                                                VALUE PER        INCOME  GAIN (LOSS) ON       INVESTMENT
                                                    SHARE        (LOSS)     INVESTMENTS           INCOME
-----------------------------------------------------------------------------------------------------------
OVERSEAS FUND

CLASS A
OCTOBER 31, 2003(3) TO
 SEPTEMBER 30, 2004 ...                            $10.00          0.21            1.73            0.00

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflectes the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Returns for the periods less than one year are not annualized.

(3)   Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio. The accompanying notes are an integral part of these financial statements.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                   WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

                          DISTRIBUTIONS     ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                               FROM NET  NET ASSET   ------------------------------------------------------
                               REALIZED      VALUE   NET INVESTMENT        GROSS       EXPENSES         NET       TOTAL
                                  GAINS  PER SHARE    INCOME (LOSS)     EXPENSES         WAIVED    EXPENSES   RETURN(2)
-----------------------------------------------------------------------------------------------------------------------
OVERSEAS FUND

CLASS A
OCTOBER 31, 2003(3) TO
 SEPTEMBER 30, 2004 ...            0.00     $11.94            2.46%   282.28%(4)   (280.78)%(4)     1.50%(4)     19.40%


                           PORTFOLIO    NET ASSETS AT
                            TURNOVER    END OF PERIOD
                                RATE   (000'S OMITTED)
------------------------------------------------------
OVERSEAS FUND

CLASS A
OCTOBER 31, 2003(3) TO
 SEPTEMBER 30, 2004 ...       24%(5)              $23

WELLS FARGO OVERSEAS FUND                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 75 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overseas Fund.

      The Overseas Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the Overseas Fund are as follows:

                                                                 Overseas Fund

        OVERSEAS PORTFOLIO                                               0.01%

      As of September 30, 2004, Wells Fargo Funds Management, LLC owned 52% of the outstanding shares of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting

NOTES TO FINANCIAL STATEMENTS                          WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At September 30, 2004, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                         Undistributed Net   Undistributed Net
        Fund             Investment Income   Realized Gain/Loss  Paid-in Capital

        OVERSEAS FUND          (47)                  47                 0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2004.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      For each Fund that invests all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers out of the fees it receives as administrator, Funds Management is entitled to receive the following annual fees:

                                                           Admin Fees
                              Average Daily               (% of Average
        Share Class            Net Assets               Daily Net Assets)

        FUND LEVEL          $0 - 4.99 billion                  0.05
                            $5 - 4.99 billion                  0.04
                               > 9.99 billion                  0.03

        CLASS A                                                0.28

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

WELLS FARGO OVERSEAS FUND                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

        Fund                                     % of Average Daily Net Assets

        Overseas Fund                                          0.25%

      For the year ended September 30, 2004, shareholder servicing fees paid are disclosed on the Statement of Operations.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the year ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s). Net operating expense limitations during the period were as follows:

                                                               Net Operating
        Fund                                                Expense Limitation

        OVERSEAS FUND                                               1.50%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2004, were as follows:

        Fund                  Purchases at Cost                 Sales Proceeds

        OVERSEAS FUND*            $16,527                           $3,681

* These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      The Wells Fargo Funds Trust and the Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2004, there were no borrowings under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      As of September 30, 2004, the components of distributable earnings on a tax basis are shown on the table below.

                         Undistributed   Undistributed     Unrealized       Capital
                            Ordinary       Long-Term      Appreciation        Loss
        Fund                 Income           Gain       (Depreciation)   Carryforward   Total
        OVERSEAS FUND*        $164             $0             $1,434           $0        $1,598

*     The amounts shown are based on the fund's tax year of May 31, 2004.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                       WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities of the Overseas Fund (the "Fund") (one of the funds comprising the Wells Fargo Funds Trust) including the portfolio of investments, as of September 30, 2004, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from October 31, 2003 (inception) to September 30, 2004. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Overseas Fund of the Wells Fargo Funds Trust as of September 30, 2004, the results of its operations, changes in its net assets, and its financial highlights for the period from October 31, 2003 (inception) to September 30, 2004, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Philadelphia, Pennsylvania
November 22, 2004

WELLS FARGO MASTER PORTFOLIO      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                            VALUE
COMMON STOCK - 99.11%

AUSTRALIA - 4.63%
  293,100    BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)     $ 1,847,068
  243,100    BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                 1,213,255
  153,200    CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)     1,028,694
   25,200    NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                492,482
  198,700    SEVEN NETWORK LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)         711,005
  561,900    TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                           1,892,605

                                                                                    7,185,109
                                                                                  -----------

AUSTRIA - 0.56%
          3,800   OMV AG (OIL & GAS EXTRACTION)                                       875,489
                                                                                  -----------
DENMARK - 1.04%
   13,800    BANG & OLUFSEN AS (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
             COMPONENTS, EXCEPT COMPUTER EQUIPMENT)<<                                 803,825
   16,800    Danske Bank AS (DEPOSITORY INSTITUTIONS)                                 441,618
   10,600    TDS AS (COMMUNICATIONS)                                                  375,059

                                                                                    1,620,502
                                                                                  -----------

FINLAND - 1.47%
   26,000    FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                           363,286
   41,700    KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                 580,066
   38,500    KESKO OYJ (FOOD STORES)<<                                                842,539
   48,500    POHJOLA GROUP PLC (INSURANCE CARRIERS)<<                                 499,969

                                                                                    2,285,860
                                                                                  -----------

FRANCE - 9.68%
    6,753    ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                      423,137
   50,900    BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                               3,287,338
    7,600    CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                     493,672
   44,900    COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)     2,304,809
   17,100    IMERYS SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                   1,137,310
   10,500    RALLYE SA (GENERAL MERCHANDISE STORES)                                   507,949
   24,100    RENAULT SA (TRANSPORTATION EQUIPMENT)<<                                1,971,043
   24,300    SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                             2,150,376
    7,800    TOTAL SA (OIL & GAS EXTRACTION)<<                                      1,588,772
   31,800    VALEO SA (TRANSPORTATION EQUIPMENT)                                    1,164,334

                                                                                   15,028,740
                                                                                  -----------

GERMANY - 6.36%
   13,600    AAREAL BANK AG (REAL ESTATE)                                             387,823
   22,300    BASF AG (CHEMICALS & ALLIED PRODUCTS)                                  1,314,209
   13,300    E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                              981,208
   11,500    FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
             PHOTOGRAPHIC, MEDICAL & OPTICAL)                                         940,539
   43,163    IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY INSTITUTIONS)                1,027,678
   48,700    KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<                         759,095
   44,500    MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)        1,521,561

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004      WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

    WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                    VALUE
GERMANY (CONTINUED)
   99,900    THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                    $1,946,756
   53,300    TUI AG (TRANSPORTATION BY AIR)<<                                                 998,941

                                                                                            9,877,810
                                                                                           ----------

GREECE - 0.21%
   89,000    INTRACOM SA (COMMUNICATIONS)                                                     329,404
                                                                                           ----------

HONG KONG - 1.57%
  336,000    CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                     863,908
1,677,900    CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                          876,815
  652,500    SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                     702,868

                                                                                            2,443,591
                                                                                           ----------

IRELAND - 0.92%
   88,600    IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)              1,430,541
                                                                                           ----------

ITALY - 3.62%
  553,000    CASSA DI RISPARMIO DI FIRENZ SPA (DEPOSITORY INSTITUTIONS)<<                   1,014,446
  537,300    COMPAGNIE INDUSTRIALI RIUNITE (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<     1,174,499
   60,395    ENI SPA (OIL & GAS EXTRACTION)                                                 1,353,196
  169,000    ERG SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                            1,376,936
   36,940    RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)                           709,758

                                                                                            5,628,835
                                                                                           ----------

JAPAN - 22.69%
   14,100    ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                        872,495
  139,500    ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                              1,420,124
   71,000    BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE
             STATIONS)                                                                      1,317,380
   28,200    COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                   685,714
   77,400    DAIICHI PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING &
             CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,MEDICAL & OPTICAL)                       1,332,194
   20,500    DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                     484,530
   59,700    HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)<<               939,795
   31,600    HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                427,488
   68,000    HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  1,217,293
   24,600    HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                         1,191,889
  202,000    JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                      813,755
   88,500    KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS &
             SANITARY SERVICES)<<                                                           1,560,182
   44,000    KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)              642,344
  719,000    MARUBENI CORPORATION (BUSINESS SERVICES)                                       1,904,895
  474,000    MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)                  1,436,429
   29,300    NAMCO LIMITED (AMUSEMENT & RECREATION SERVICES)<<                                332,305
   29,300    NAMCO LIMITED W I SHARES (AMUSEMENT & RECREATION SERVICES)%%                     332,305
  125,200    NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)                                                              941,712
      500    NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                      1,991,562
  117,400    NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE
             SERVICE STATIONS)<<                                                            1,278,229

WELLS FARGO MASTER PORTFOLIO      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                  VALUE

JAPAN (CONTINUED)
   27,600    PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                 $ 1,805,526
   44,500    RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                         952,865
   42,400    SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED
             PRODUCTS)<<                                                                      763,635
   42,800    SHOWA SHELL SEKIYU KK (PETROLEUM REFINING & RELATED INDUSTRIES)                  379,789
  101,000    SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS,
             EXCHANGES & SERVICES)                                                            751,440
   52,000    TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING &
             CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                        962,482
   13,100    TAKEFUJI CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                        837,953
  135,000    TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                   1,201,606
  265,000    TOHO GAS COMPANY LIMITED (PETROLEUM REFINING & RELATED
             INDUSTRIES)<<                                                                    834,324
  220,000    TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                               890,260
   19,000    TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING
             INDUSTRIES)<<                                                                    347,366
  114,400    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE
             SERVICE STATIONS)                                                              4,380,239

                                                                                           35,230,105
                                                                                          -----------

NETHERLANDS - 4.67%
   76,300    ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)<<                               1,733,251
  167,800    AEGON NV (INSURANCE CARRIERS)                                                  1,808,985
   61,800    ING GROEP NV (FINANCIAL SERVICES)                                              1,559,680
   44,200    OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                  690,050
   28,200    ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED
             INDUSTRIES)                                                                    1,452,467

                                                                                            7,244,433
                                                                                          -----------

NORWAY - 0.90%
   75,600    DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)                                    598,039
    9,400    NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                           684,246
   10,420    YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)+                                  110,678

                                                                                            1,392,963
                                                                                          -----------

PORTUGAL - 0.38%
  272,700    BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)<<                         592,715
                                                                                          -----------

SINGAPORE - 1.00%
  128,000    FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)                               1,056,783
  524,600    MOBILONE LIMITED (COMMUNICATIONS)                                                489,203

                                                                                            1,545,986
                                                                                          -----------

SPAIN - 3.68%
  103,500    BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                   1,010,383
  119,800    ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                  2,280,984
  110,500    REPSOL YPF SA (OIL & GAS EXTRACTION)                                           2,426,430

                                                                                            5,717,797
                                                                                          -----------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004      WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

    WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                    VALUE
SWEDEN - 2.56%
   25,900    FORENINGSSPARBANKEN AB (DEPOSITORY INSTITUTIONS)                             $   538,975
  301,900    NORDEA AB (DEPOSITORY INSTITUTIONS)                                            2,467,384
   62,390    SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY INSTITUTIONS)                       964,105

                                                                                            3,970,464
                                                                                          -----------

SWITZERLAND - 7.08%
    8,600    CONVERIUM HOLDING AG (INSURANCE CARRIERS)<<                                      115,360
    3,900    RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                1,055,658
   20,600    SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             1,121,807
    2,900    SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               868,583
    5,700    SWISSCOM AG (COMMUNICATIONS)                                                   1,976,535
   52,900    UBS AG (FINANCIAL SERVICES)                                                    3,723,801
    3,100    VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                   650,436
    5,200    VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                         691,279
   38,600    VONTOBEL HOLDINGS AG (DEPOSITORY INSTITUTIONS)                                   799,079

                                                                                           11,002,538
                                                                                          -----------

UNITED KINGDOM - 26.09%
   78,300    ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                             1,239,775
  134,200    ARRIVA PLC (TRANSPORTATION BY AIR)                                             1,080,652
  114,500    AVIVA PLC (INSURANCE CARRIERS)                                                 1,134,391
  371,100    BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                         3,559,099
   97,900    BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                                              1,002,703
  209,400    BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
             EQUIPMENT)                                                                     1,013,617
   62,400    BERKELEY GROUP PLC (PRIVATE HOUSEHOLDS)                                        1,431,783
  385,300    BIG FOOD GROUP PLC (FOOD STORES)                                                 679,793
   17,000    BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                                     197,495
  164,400    BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                      849,339
  167,300    BRITISH VITA PLC (CHEMICALS & ALLIED PRODUCTS)                                   771,986
  479,687    BT GROUP PLC (COMMUNICATIONS)                                                  1,560,271
   94,200    DAVIS SERVICE GROUP PLC (BUSINESS SERVICES)                                      630,704
  529,200    DIXONS GROUP PLC (GENERAL MERCHANDISE STORES)                                  1,635,136
  211,300    DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                           569,717
   78,400    FIRSTGROUP PLC (TRANSPORTATION SERVICES)                                         416,387
  103,600    GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
             & OPERATIVE BUILDERS)                                                            753,631
  254,200    GKL PLC (TRANSPORTATION EQUIPMENT)                                               987,829
   31,300    GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                674,574
  184,700    HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                            1,366,984
   37,300    HBOS PLC (DEPOSITORY INSTITUTIONS)                                               503,525
  309,837    J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                                      1,428,304
  172,200    JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                                      609,191
   58,000    KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                              562,032

WELLS FARGO MASTER PORTFOLIO      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

    WELLS FARGO OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                  VALUE
UNITED KINGDOM (CONTINUED)
  350,000    LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                             $  2,732,889
  237,100    NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                    652,151
  676,500    OLD MUTUAL PLC (INSURANCE CARRIERS)                                           1,398,612
  688,900    PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                       1,128,179
  112,900    RMC GROUP PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                        1,735,524
  231,200    SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY SERVICES)                        1,767,615
   45,800    SEVERN TRENT PLC (WATER TRANSPORTATION)                                         727,668
  436,800    SHELL TRANSPORT & TRADING COMPANY PLC (OIL & GAS EXTRACTION)                  3,205,138
  139,200    UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY SERVICES)                      1,399,254
   68,700    WOLVERHAMPTON & DUDLEY BREWERIES PLC (FOOD & KINDRED PRODUCTS)                1,103,934

                                                                                          40,509,882
                                                                                        ------------

TOTAL COMMON STOCK (COST $135,156,002)                                                   153,912,764
                                                                                        ------------

COLLATERAL FOR SECURITIES LENDING - 9.72%
             COLLATERAL FOR SECURITY LENDING                                              15,098,892

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,098,892)                                15,098,892
                                                                                        ------------

SHORT-TERM INVESTMENTS - 0.12%

MUTUAL FUND - 0.12%
  188,591    WELLS FARGO MONEY MARKET TRUST~++                                               188,591
                                                                                        ------------

TOTAL SHORT-TERM INVESTMENTS (COST $188,591)                                                 188,591
                                                                                        ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $150,443,485)*                                           108.95%                  $169,200,247
OTHER ASSETS AND LIABILITIES, NET                               (8.95)                   (13,903,266)
                                                               ------                   ------------
TOTAL NET ASSETS                                               100.00%                  $155,296,981
                                                               ======                   ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+     NON-INCOME EARNING SECURITIES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS, TOTAL COST $397,213. (SEE
      NOTE 2)

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $188,591.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $150,443,485 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                     $22,308,177
         GROSS UNREALIZED DEPRECIATION                      (3,551,415)
                                                           -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)        $18,756,762

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2004

                                                    WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                              OVERSEAS PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ...........................        $153,912,764
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) ................          15,098,892
  INVESTMENTS IN AFFILIATES ................................             188,591
                                                                    ------------
TOTAL INVESTMENT AT MARKET VALUE  (SEE COST BELOW) .........         169,200,247
                                                                    ------------
  FOREIGN CURRENCY, AT VALUE ...............................             468,859
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS .........                   0
  RECEIVABLE FOR INVESTMENTS SOLD ..........................              47,669
  RECEIVABLES FOR DIVIDENDS AND INTEREST ...................             806,267
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ........                   0
  PREPAID EXPENSES AND OTHER ASSETS ........................               1,720
                                                                    ------------
TOTAL ASSETS ...............................................         170,524,762
                                                                    ------------
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ..                   0
  FOREIGN TAXES PAYABLE ....................................                   0
  PAYABLE FOR INVESTMENTS PURCHASED ........................                   0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ....             126,559
  PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..................               2,330
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ...................          15,098,892
  ACCRUED EXPENSES AND OTHER LIABILITIES ...................                   0
                                                                    ------------
TOTAL LIABILITIES ..........................................          15,227,781
                                                                    ------------
TOTAL NET ASSETS ...........................................        $155,296,981
                                                                    ============
INVESTMENTS AT COST ........................................        $150,443,485
                                                                    ============
FOREIGN CURRENCIES AT COST .................................        $    463,189
                                                                    ============
SECURITIES ON LOAN, AT MARKET VALUE ........................        $ 14,422,839
                                                                    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIO

                STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2004
--------------------------------------------------------------------------------

                                                                     OVERSEAS PORTFOLIO(2)
------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS (1) ..................................................           $  5,103,003
   INTEREST .......................................................                  9,723
   INCOME FROM AFFILIATED SECURITIES ..............................                 19,829
   SECURITIES LENDING INCOME ......................................                 79,162
                                                                              ------------
TOTAL INVESTMENT INCOME ...........................................              5,211,717
                                                                              ------------

EXPENSES
   ADVISORY FEES ..................................................              1,378,418
   CUSTODY FEES ...................................................                139,091
   AUDIT FEES .....................................................                 12,280
   LEGAL FEES .....................................................                  1,380
   SHAREHOLDER REPORTS ............................................                    516
   TRUSTEES' FEES .................................................                  6,390
   OTHER FEES AND EXPENSES ........................................                  6,964
                                                                              ------------
TOTAL EXPENSES ....................................................              1,545,039
                                                                              ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................               (282,827)
   NET EXPENSES ...................................................              1,262,212
                                                                              ------------
NET INVESTMENT INCOME (LOSS) ......................................              3,949,505
                                                                              ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION               6,412,521
   FUTURES TRANSACTIONS ...........................................                      0
   AFFILIATED SECURITIES ..........................................                      0
                                                                              ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................              6,412,521
                                                                              ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION              18,770,563
   FUTURES TRANSACTIONS ...........................................                      0
                                                                              ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS             18,770,563
                                                                              ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............             25,183,084
                                                                              ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...           $ 29,132,589
                                                                              ============

(1)  NET OF FOREIGN WITHHOLDING TAXES OF...........................           $    590,117

(2)  THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                  WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                  FOR
                                                                                         PERIOD ENDED
                                                                                SEPTEMBER 30, 2004(1)
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................................            $           0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................................                3,949,505
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................                6,412,521
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....               18,770,563
                                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............               29,132,589
                                                                                        -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   CONTRIBUTIONS ...........................................................              158,805,034
   WITHDRAWALS .............................................................              (32,640,642)
                                                                                        -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS              126,164,392
                                                                                        -------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................              155,296,981
                                                                                        =============
ENDING NET ASSETS ..........................................................            $ 155,296,981
                                                                                        -------------

(1)   THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO MASTER PORTFOLIO                                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       -------------------------------------------------               PORTFOLIO
                                                       NET INVESTMENT      GROSS    EXPENSES         NET        TOTAL   TURNOVER
                                                        INCOME (LOSS)   EXPENSES      WAIVED    EXPENSES    RETURN(2)       RATE
--------------------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO

OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004......             2.61%         1.02%      (0.18)%      0.84%       20.00%         24%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                       WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 16 separate investment portfolios (each, a "Fund" and collectively, the "Funds"). These financial statements present the Overseas Portfolio.

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decision, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher than NAVs on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO MASTER PORTFOLIO                       NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 40% of the revenues earned on the securities lending activities and incurs all expenses. As of October 1, 2004, the amount Wells Fargo Bank N.A. will receive for its services will be reduced to 35%. The value of the securities on loan and the value of the related collateral at September 30, 2004 are shown on the Statement of Assets and Liabilities.

      At September 30, 2004, cash collateral invested and credit quality breakdown were as follows:

                                                                           Money
                                 Repurchase    Short-Term     Mid-Term     Market
        Fund                     Agreements    Securities    Securities     Fund    Total
        OVERSEAS PORTFOLIO           0%             0%           0%         100%     100%


        Fund                     A ratings     AA ratings   AAA ratings  Non-rated  Total
        OVERSEAS PORTFOLIO           0%             0%           0%         100%      100%

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                       Advisory Fees*                                          Sub-Advisory Fees
                                 Average Daily         (% of Average                       Average Daily         (% of Average
        Fund                       Net Assets        Daily Net Assets)  Sub-Adviser         Net Assets         Daily Net Assets)
        OVERSEAS PORTFOLIO       $0 - 499 million          0.950         LSV Asset        $0 - 150 million            0.350
                               $500 - 999 million          0.900         Management     $150 - 500 million            0.400
                                $1 - 2.99 billion          0.850                        $500 - 750 million            0.350
                                $3 - 4.99 billion          0.825                          $750 - 1 billion            0.325
                                   >$4.99 billion          0.800                             > $ 1 billion            0.300

* Effective August 2, 2004. Prior to August 2, 2004, Funds Management was entitled to be paid a monthly advisory fee at the annual rate of 1.00% of average daily net assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust. custody fees

NOTES TO FINANCIAL STATEMENTS                       WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                             % Of Average
        Fund                                               Daily Net Assets

        OVERSEAS PORTFOLIO                                        0.10%

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statement of Operations, for the year ended September 30, 2004, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense limitation for the Fund(s).

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2004, were as follows:

        Fund                      Purchases at Cost             Sales Proceeds

        OVERSEAS PORTFOLIO           $165,266,908                $36,807,359

5. SUBSEQUENT EVENTS
--------------------------------------------------------------------------------

REORGANIZATION AND MEETING OF SHAREHOLDERS

      On May 26, 2004, Wells Fargo & Company and Strong Financial Corporation reached an agreement that provided for Wells Fargo to acquire $34 billion in assets under management from Strong. Included among those assets under management were the Strong Funds family of mutual funds. In September 2004, the Strong Funds' Board of Directors and the WELLS FARGO FUNDS Board of Trustees unanimously approved the reorganization of the Strong Funds into WELLS FARGO FUNDS. The reorganization is subject to the approval of Strong Funds' shareholders at a special meeting on December 10, 2004. If approved by shareholders, the reorganization will add 43 new mutual funds to WELLS FARGO FUNDS and is expected to be consummated during the second quarter of 2005.

      The WELLS FARGO FUNDS Board of Trustees also has approved, and recommended that WELLS FARGO FUNDS shareholders approve, the merger of certain WELLS FARGO FUNDS into other WELLS FARGO FUNDS. Proxy materials soliciting approval of these proposed mergers was mailed to WELLS FARGO FUNDS shareholders in November 2004, and a meeting of WELLS FARGO FUNDS shareholders has been scheduled for January 2005. If WELLS FARGO FUNDS shareholders approve such proposed mergers, the mergers are planned to take place during the second quarter of 2005 concurrently with the reorganization of the Strong Funds into the WELLS FARGO FUNDS.

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

      We have audited the accompanying statement of assets and liabilities of the Overseas Portfolio (the "Portfolio") (one of the portfolios comprising the Wells Fargo Master Trust,) including the portfolio of investments, as of September 30, 2004, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period from October 31, 2003 (inception) to September 30, 2004. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Overseas Portfolio of the Wells Fargo Master Trust as of September 30, 2004, the results of its operations, changes in its net assets, and its financial highlights for the period from October 31, 2003 (inception) to September 30, 2004, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Philadelphia, Pennsylvania
November 22, 2004

OTHER INFORMATION (UNAUDITED)                       WELLS FARGO MASTER PORTFOLIO
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Fund(s) uses to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting is available without charge, upon request, by calling 1-800-222-8222, visiting our website at WWW.WELLSFARGOFUNDS.COM or visiting the SEC website at WWW.SEC.GOV.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees ("Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 100 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
Robert C. Brown           Trustee since 1992          Retired.                                  None
73
--------------------------------------------------------------------------------------------------------------------

J. Tucker Morse           Trustee since 1987          Private Investor/Real Estate              None
60                                                    Developer; Chairman of White
                                                      Point Capital, LLC.
--------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee since 1987          Wake Forest University,                   None
62                                                    Calloway School of Business
                                                      and Accountancy, Associate
                                                      Professor of Finance.
--------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee since 1998          Chairman, CEO, and Co-                    None
62                        (Lead Trustee since         Founder of Crystal Geyser
                          2001)                       Water Company and President
                                                      of Crystal Geyser Roxane Water
                                                      Company.

--------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee since 1987          Retired. Prior thereto, President         None
71                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).

--------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee since 1996          Senior Counselor to the public            None
52                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).

--------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee since 1996          Principal in the law firm of              None
64                                                    Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------------

WELLS FARGO MASTER PORTFOLIO                       OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE                PAST FIVE YEARS                           OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch     President since 2003             Executive Vice President of               None
45                                                    Wells Fargo Bank, N.A.
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC
                                                      from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo   Treasurer since 2003             Senior Vice President of Wells            None
35                                                    Fargo Bank, N.A. Senior Vice
                                                      President of Operations for
                                                      Wells Fargo Funds
                                                      Management, LLC. Prior
                                                      thereto, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      (2000 to 2001), Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services (1999 to 2000)
                                                      and Assistant Vice President of
                                                      Operations with Nicholas-
                                                      Applegate Capital Management
                                                      (1993 to 1999).
--------------------------------------------------------------------------------------------------------------------
C. David Messman     Secretary since 2000             Vice President and Managing               None
44                                                    Senior Counsel of Wells Fargo
                                                      Bank, N.A. Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC.
                                                      Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

 ** Currently, two of the seven Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                  WELLS FARGO OVERSEAS FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           -- Association of Bay Area Governments
ADR            -- American Depository Receipts
AMBAC          -- American Municipal Bond Assurance Corporation
AMT            -- Alternative Minimum Tax
ARM            -- Adjustable Rate Mortgages
BART           -- Bay Area Rapid Transit
CDA            -- Community Development Authority
CDSC           -- Contingent Deferred Sales Charge
CGIC           -- Capital Guaranty Insurance Company
CGY            -- Capital Guaranty Corporation
CMT            -- Constant Maturity Treasury
COFI           -- Cost of Funds Index
Connie Lee     -- Connie Lee Insurance Company
COP            -- Certificate of Participation
CP             -- Commercial Paper
CTF            -- Common Trust Fund
DW&P           -- Department of Water & Power
DWR            -- Department of Water Resources
EDFA           -- Education Finance Authority
FGIC           -- Financial Guaranty Insurance Corporation
FHA            -- Federal Housing Authority
FHLB           -- Federal Home Loan Bank
FHLMC          -- Federal Home Loan Mortgage Corporation
FNMA           -- Federal National Mortgage Association
FRN            -- Floating Rate Notes
FSA            -- Financial Security Assurance, Inc
GNMA           -- Government National Mortgage Association
GO             -- General Obligation
HFA            -- Housing Finance Authority
HFFA           -- Health Facilities Financing Authority
IDA            -- Industrial Development Authority
LIBOR          -- London Interbank Offered Rate
LLC            -- Limited Liability Corporation
LOC            -- Letter of Credit
LP             -- Limited Partnership
MBIA           -- Municipal Bond Insurance Association
MFHR           -- Multi-Family Housing Revenue
MUD            -- Municipal Utility District
MTN            -- Medium Term Note
PCFA           -- Pollution Control Finance Authority
PCR            -- Pollution Control Revenue
PFA            -- Public Finance Authority
PLC            -- Private Placement
PSFG           -- Public School Fund Guaranty
RAW            -- Revenue Anticipation Warrants
RDA            -- Redevelopment Authority
RDFA           -- Redevelopment Finance Authority
R&D            -- Research & Development
SFMR           -- Single Family Mortgage Revenue
STEERS         -- Structured Enhanced Return Trust
TBA            -- To Be Announced
TRAN           -- Tax Revenue Anticipation Notes
USD            -- Unified School District
V/R            -- Variable Rate
WEBS           -- World Equity Benchmark Shares

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MORE INFORMATION ABOUT WELLS FARGO FUNDS(R)IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222 OR VISIT OUR WEB SITE AT WWW.WELLSFARGOFUNDS.COM.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC. ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

(C)2004 Wells Fargo Funds Management, LLC. All rights reserved.   AR 029 (11/04)




ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, September 30, 2004, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2003 and September 30, 2004 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

         For the fiscal years ended September 30, 2003 and September 30, 2004, the Audit Fees were $879,355 and $937,715, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2003 and September 30, 2004 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2003 and September 30, 2004 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended September 30, 2003 and September 30, 2004, the Tax Fees were $73,000 and $76,500, respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended September 30, 2003 and September 30, 2004, the Tax Fees were $92,685 and $153,824, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2003 and September 30, 2004

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2003 and September 30, 2004 by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

         For the fiscal years ended September 30, 2003 and September 30, 2004, the Registrant incurred non-audit fees in the amount of $72,000 and $77,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

         For the fiscal years ended September 30, 2003 and September 30, 2004, the Registrant's investment adviser incurred non-audit fees in the amount of $57,120 and $25,000 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.



ITEMS 5-6.  [RESERVED]
======================


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  [RESERVED]
===================


ITEM 9.  CONTROLS AND PROCEDURES
================================
(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================
(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust

                                                     By:    /s/Karla M. Rabusch

                                                            Karla M. Rabusch
                                                            President

Date: November 22, 2004









































                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust

                                                     By:  /s/Stacie D. DeAngelo

                                                          Stacie D. DeAngelo
                                                          Treasurer

Date: November 22, 2004